UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

            Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

                Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1.	Reports to Stockholders.

BMO Funds

Semi-Annual Report

February 28, 2015

Equity Funds

BMO Low Volatility Equity Fund

BMO Dividend Income Fund

BMO Large-Cap Value Fund

BMO Large-Cap Growth Fund

BMO Mid-Cap Value Fund

BMO Mid-Cap Growth Fund

BMO Small-Cap Value Fund

BMO Small-Cap Core Fund

BMO Small-Cap Growth Fund

BMO Micro-Cap Fund

International & Global Funds

BMO Global Low Volatility Equity Fund

BMO Pyrford Global Equity Fund

BMO Pyrford International Stock Fund

BMO LGM Emerging Markets Equity Fund

BMO TCH Emerging Markets Bond Fund

BMO Alternative Strategies Fund

Fixed Income Funds

BMO Ultra Short Tax-Free Fund

BMO Short Tax-Free Fund

BMO Short-Term Income Fund

BMO Intermediate Tax-Free Fund

BMO Mortgage Income Fund

BMO TCH Intermediate Income Fund

BMO TCH Corporate Income Fund

BMO TCH Core Plus Bond Fund

BMO Monegy High Yield Bond Fund

BMO Multi-Asset Income Fund

Money Market Funds

BMO Government Money Market Fund

BMO Tax-Free Money Market Fund

BMO Prime Money Market Fund

Financial Information

Expense Example			2

Schedules of Investments:
BMO Low Volatility Equity Fund	5	BMO Alternative Strategies Fund	34
BMO Dividend Income Fund	6	BMO Ultra Short Tax-Free Fund	39
BMO Large-Cap Value Fund	8	BMO Short Tax-Free Fund	42
BMO Large-Cap Growth Fund	10	BMO Short-Term Income Fund	46
BMO Mid-Cap Value Fund	12	BMO Intermediate Tax-Free Fund	50
BMO Mid-Cap Growth Fund	14	BMO Mortgage Income Fund	55
BMO Small Cap Value Fund	16	BMO TCH Intermediate Income Fund	57
BMO Small-Cap Core Fund	18	BMO TCH Corporate Income Fund	59
BMO Small Cap Growth Fund	21	BMO TCH Core Plus Bond Fund	62
BMO Micro-Cap Fund	23	BMO Monegy High Yield Bond Fund	67
BMO Global Low Volatility Equity Fund	25	BMO Multi-Asset Income Fund	72
BMO Pyrford Global Equity Fund	27	BMO Government Money Market Fund	73
BMO Pyrford International Stock Fund	29	BMO Tax-Free Money Market Fund	74
LGM Emerging Markets Equity Fund	31	BMO Prime Money Market Fund	77
BMO TCH Emerging Markets Bond Fund	32

Notes to Schedules of Investments			80
Statements of Assets and Liabilities			81
Statements of Operations			87
Statements of Changes in Net Assets			94
Financial Highlights			104
Notes to Financial Statements			115

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts			145

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2015

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2015 (9/1/14-2/28/15).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor				Advisor				Institutional
Fund	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)
Low Volatility Equity Fund
Actual	$1,000.00	$1,091.20	0.90%	$4.65	$1,000.00	$1,091.20	0.90%	$4.66	$1,000.00	$1,093.10	0.65%	$3.37
Hypothetical (5% return before expenses)	1,000.00	1,020.55	0.90	4.49	1,000.00	1,020.54	0.90	4.50	1,000.00	1,021.78	0.65	3.25
Dividend Income Fund
Actual	1,000.00	1,049.80	0.90	4.57	1,000.00	1,049.80	0.90	4.58	1,000.00	1,050.20	0.65	3.30
Hypothetical (5% return before expenses)	1,000.00	1,020.54	0.90	4.51	1,000.00	1,020.54	0.90	4.51	1,000.00	1,021.78	0.65	3.26
Large-Cap Value Fund
Actual	1,000.00	1,049.60	1.21	6.17	1,000.00	1,049.60	1.21	6.17	1,000.00	1,050.80	0.96	4.91
Hypothetical (5% return before expenses)	1,000.00	1,018.98	1.21	6.08	1,000.00	1,018.98	1.21	6.08	1,000.00	1,020.22	0.96	4.83
Large-Cap Growth Fund
Actual	1,000.00	1,083.10	1.22	6.29	1,000.00	1,083.10	1.22	6.31	1,000.00	1,085.00	0.97	5.02
Hypothetical (5% return before expenses)	1,000.00	1,018.96	1.22	6.09	1,000.00	1,018.94	1.22	6.11	1,000.00	1,020.19	0.97	4.86
Mid-Cap Value Fund
Actual	1,000.00	1,049.90	1.22	6.22	1,000.00	1,049.90	1.22	6.21	1,000.00	1,051.50	0.97	4.95
Hypothetical (5% return before expenses)	1,000.00	1,018.93	1.22	6.13	1,000.00	1,018.94	1.22	6.12	1,000.00	1,020.18	0.97	4.87

Expense Example (Unaudited) (continued)

	Investor				Advisor						Institutional
Fund	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)		Expenses paid during period 9/1/14- 2/28/15(1)		Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)		Expenses paid during period 9/1/14- 2/28/15(1)
Mid-Cap Growth Fund
Actual	$1,000.00	$1,031.30	1.24%	$6.25	$1,000.00	$1,031.30	1.24%		$6.26		$1,000.00	$1,032.40	0.99%		$4.99
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.24	6.21	1,000.00	1,018.84	1.24		6.22		1,000.00	1,020.09	0.99		4.96
Small-Cap Value Fund
Actual	1,000.00	1,005.30	1.24	6.16	1,000.00	1,005.30	1.24		6.17		1,000.00	1,006.00	0.99		4.93
Hypothetical (5% return before expenses)	1,000.00	1,018.85	1.24	6.21	1,000.00	1,018.85	1.24		6.21		1,000.00	1,020.09	0.99		4.96
Small-Cap Core Fund
Actual	1,000.00	1,066.50	1.15	5.89	1,000.00	1,066.50	1.15		5.89		1,000.00	1,067.30	0.90		4.61
Hypothetical (5% return before expenses)	1,000.00	1,019.30	1.15	5.76	1,000.00	1,019.30	1.15		5.76		1,000.00	1,020.54	0.90		4.51
Small-Cap Growth Fund
Actual	1,000.00	1,061.10	1.40	7.13							1,000.00	1,062.70	1.15		5.86
Hypothetical (5% return before expenses)	1,000.00	1,018.08	1.40	6.99							1,000.00	1,019.32	1.15		5.74
Micro-Cap Fund
Actual	1,000.00	1,106.60	1.35	7.03	1,000.00	1,106.60	1.35		7.04		1,000.00	1,108.10	1.10		5.74
Hypothetical (5% return before expenses)	1,000.00	1,018.32	1.35	6.74	1,000.00	1,018.32	1.35		6.74		1,000.00	1,019.56	1.10		5.50
Global Low Volatility Equity Fund
Actual	1,000.00	1,035.10	1.10	5.55	1,000.00	1,035.10	1.10		5.55		1,000.00	1,036.20	0.85		4.29
Hypothetical (5% return before expenses)	1,000.00	1,019.55	1.10	5.51	1,000.00	1,019.55	1.10		5.51		1,000.00	1,020.79	0.85		4.26
Pyrford Global Equity Fund
Actual	1,000.00	1,002.30	1.33	6.62	1,000.00	1,002.30	0.62		3.06		1,000.00	1,002.60	1.19		5.90
Hypothetical (5% return before expenses)	1,000.00	1,018.39	1.33	6.67	1,000.00	1,021.94	0.62		3.09		1,000.00	1,019.10	1.19		5.95
Pyrford International Stock Fund
Actual	1,000.00	990.50	1.24	6.12	1,000.00	990.50	1.24		6.12		1,000.00	991.90	0.99		4.89
Hypothetical (5% return before expenses)	1,000.00	1,018.86	1.24	6.20	1,000.00	1,018.85	1.24		6.20		1,000.00	1,020.10	0.99		4.95
LGM Emerging Markets Equity Fund
Actual	1,000.00	988.40	1.40	6.90	1,000.00	988.40	1.40		6.90		1,000.00	990.00	1.15		5.67
Hypothetical (5% return before expenses)	1,000.00	1,018.06	1.40	7.01	1,000.00	1,018.06	1.40		7.01		1,000.00	1,019.30	1.15		5.76
TCH Emerging Markets Bond Fund
Actual	1,000.00	985.10	1.00	4.92	1,000.00	985.10	1.00		4.92		1,000.00	984.80	0.85		4.18
Hypothetical (5% return before expenses)	1,000.00	1,020.04	1.00	5.01	1,000.00	1,020.04	1.00		5.01		1,000.00	1,020.79	0.85		4.26
Alternative Strategies Fund
Actual					1,000.00	1,039.00	2.48	(2)	5.12	(2)	1,000.00	1,040.00	2.23	(2)	4.61	(2)
Hypothetical (5% return before expenses)					1,000.00	1,012.73	2.48	(3)	12.35	(3)	1,000.00	1,013.93	2.23	(3)	11.14	(3)
Ultra Short Tax-Free Fund
Actual	1,000.00	1,003.00	0.55	2.73	1,000.00	1,003.00	0.55		2.73		1,000.00	1,004.20	0.30		1.49
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55	2.76	1,000.00	1,022.27	0.55		2.76		1,000.00	1,023.51	0.30		1.50
Short Tax-Free Fund
Actual	1,000.00	1,010.10	0.55	2.74	1,000.00	1,010.20	0.55		2.72		1,000.00	1,009.90	0.40		1.99
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.55	2.75	1,000.00	1,022.30	0.55		2.73		1,000.00	1,023.02	0.40		2.00
Short-Term Income Fund
Actual	1,000.00	1,002.00	0.60	2.98	1,000.00	1,002.00	0.60		2.97		1,000.00	1,003.30	0.35		1.74
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.60	3.01	1,000.00	1,022.03	0.60		3.00		1,000.00	1,023.27	0.35		1.76
Intermediate Tax-Free Fund
Actual	1,000.00	1,022.60	0.55	2.76	1,000.00	1,022.60	0.55		2.76		1,000.00	1,022.90	0.32		1.61
Hypothetical (5% return before expenses)	1,000.00	1,022.28	0.55	2.76	1,000.00	1,022.27	0.55		2.76		1,000.00	1,023.41	0.32		1.61
Mortgage Income Fund
Actual	1,000.00	1,021.90	0.80	4.01	1,000.00	1,021.90	0.80		4.00		1,000.00	1,023.20	0.55		2.76
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80	4.01	1,000.00	1,021.04	0.80		4.00		1,000.00	1,022.27	0.55		2.76

Expense Example (Unaudited) (continued)

	Investor				Advisor				Institutional
Fund	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)
TCH Intermediate Income Fund
Actual	$1,000.00	$1,006.40	0.80%	$3.98	$1,000.00	$1,006.40	0.80%	$3.97	$1,000.00	$1,007.60	0.55%	$2.74
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80	4.01	1,000.00	1,021.04	0.80	4.00	1,000.00	1,022.27	0.55	2.76
TCH Corporate Income Fund
Actual	1,000.00	1,007.80	0.59	2.93	1,000.00	1,007.80	0.59	2.94	1,000.00	1,009.20	0.46	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.09	0.59	2.95	1,000.00	1,022.07	0.59	2.96	1,000.00	1,022.72	0.46	2.31
TCH Core Plus Bond Fund
Actual	1,000.00	1,010.90	0.58	2.90	1,000.00	1,010.90	0.58	2.87	1,000.00	1,013.00	0.33	1.66
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.92	1,000.00	1,022.15	0.58	2.88	1,000.00	1,023.36	0.33	1.66
Monegy High Yield Bond Fund
Actual	1,000.00	992.50	0.90	4.45	1,000.00	992.50	0.90	4.46	1,000.00	992.70	0.65	3.21
Hypothetical (5% return before expenses)	1,000.00	1,020.54	0.90	4.51	1,000.00	1,020.53	0.90	4.52	1,000.00	1,021.78	0.65	3.26
Multi-Asset Income Fund
Actual	1,000.00	972.30	0.80	3.91	1,000.00	972.30	0.80	3.92	1,000.00	973.50	0.55	2.69
Hypothetical (5% return before expenses)	1,000.00	1,021.04	0.80	4.00	1,000.00	1,021.03	0.80	4.01	1,000.00	1,022.28	0.55	2.75
Government Money Market Fund
Actual	1,000.00	1,000.10	0.07	0.34					1,000.00	1,000.10	0.07	0.33
Hypothetical (5% return before expenses)	1,000.00	1,024.67	0.07	0.34					1,000.00	1,024.67	0.07	0.34
Tax-Free Money Market Fund
Actual	1,000.00	1,000.00	0.17	0.85					1,000.00	1,000.10	0.17	0.84
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.17	0.86					1,000.00	1,024.16	0.17	0.85
Prime Money Market Fund
Actual	1,000.00	1,000.10	0.17	0.85					1,000.00	1,000.10	0.17	0.85
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.17	0.86					1,000.00	1,024.15	0.17	0.86

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)
Mid-Cap Value Fund
Actual	$1,000.00	$1,048.20	1.47%	$7.48	$1,000.00	$1,051.80	0.82%	$4.20
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.47	7.36	1,000.00	1,020.91	0.82	4.13
Mid-Cap Growth Fund
Actual	1,000.00	1,029.80	1.49	7.51	1,000.00	1,033.20	0.84	4.24
Hypothetical (5% return before expenses)	1,000.00	1,017.61	1.49	7.46	1,000.00	1,020.83	0.84	4.21
Small-Cap Value Fund
Actual	1,000.00	1,003.90	1.49	7.40	1,000.00	1,007.40	0.84	4.18
Hypothetical (5% return before expenses)	1,000.00	1,017.62	1.49	7.45	1,000.00	1,020.84	0.84	4.21
Pyrford International Stock Fund
Actual	1,000.00	989.80	1.49	7.35	1,000.00	991.90	0.84	4.15
Hypothetical (5% return before expenses)	1,000.00	1,017.62	1.49	7.45	1,000.00	1,020.84	0.84	4.21

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2014 through February 28, 2015, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Fund’s annualized expense ratios for the period December 16, 2014 (inception date) through February 28, 2015, multiplied by the average account value over the period, multiplied by 74/365 (to reflect the partial period).
(3)	Expenses are equal to the Fund’s annualized expense ratios for the period December 16, 2014 (inception date) through February 28, 2015, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

February 28, 2015 (Unaudited)

Schedules of Investments	BMO Funds

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 97.8%

Consumer Discretionary — 14.2%

Apparel Retail — 1.7%
DSW, Inc., Class A	31,250	$1,177,813

Apparel, Accessories & Luxury Goods — 1.4%
Fossil Group, Inc. (1)(2)	11,198	963,140

Automotive Retail — 3.3%
AutoZone, Inc. (1)(2)	2,075	1,333,561
O’Reilly Automotive, Inc. (1)(2)	4,777	994,237

		2,327,798

Department Stores — 1.6%
Kohl’s Corp. (2)	15,903	1,173,641

Education Services — 1.4%
Graham Holdings Co., Class B	988	974,543

Publishing — 1.9%
John Wiley & Sons, Inc., Class A (2)	14,917	964,533
Morningstar, Inc.	5,205	388,554

		1,353,087

Restaurants — 1.2%
McDonald’s Corp.	8,939	884,067

Specialty Stores — 1.7%
Sally Beauty Holdings, Inc. (1)	36,713	1,230,620

Total Consumer Discretionary		10,084,709

Consumer Staples — 20.8%

Drug Retail — 0.2%
CVS Health Corp.	1,018	105,739

Food Distributors — 0.1%
Sysco Corp.	2,634	102,700

Food Retail — 1.2%
Kroger Co. (2)	12,118	862,196

Household Products — 5.8%
Church & Dwight Co., Inc. (2)	12,388	1,054,714
Clorox Co. (2)	10,487	1,139,308
Kimberly-Clark Corp.	10,278	1,127,085
Procter & Gamble Co. (2)	2,094	178,262
Spectrum Brands Holdings, Inc. (2)	6,714	628,968

		4,128,337

Hypermarkets & Super Centers — 3.4%
Costco Wholesale Corp. (2)	8,737	1,283,990
Wal-Mart Stores, Inc.	13,425	1,126,760

		2,410,750

Packaged Foods & Meats — 6.9%
ConAgra Foods, Inc. (2)	25,883	905,387
General Mills, Inc. (2)	19,368	1,041,805
Hershey Co.	6,024	625,171
Kellogg Co.	14,888	959,978
Pinnacle Foods, Inc.	38,684	1,404,229

		4,936,570

Soft Drinks — 3.2%
Dr. Pepper Snapple Group, Inc.	13,822	1,089,035
PepsiCo, Inc.	11,678	1,155,889

		2,244,924

Total Consumer Staples		14,791,216

Description	Shares	Value
Common Stocks (continued)

Energy — 1.5%

Integrated Oil & Gas — 0.2%
Exxon Mobil Corp. (2)	2,126	$188,236

Oil & Gas-Exploration & Production — 0.3%
Southwestern Energy Co. (1)(2)	8,764	219,801

Oil & Gas-Refining & Marketing — 1.0%
World Fuel Services Corp.	12,776	699,486

Total Energy		1,107,523

Financials — 17.3%

Diversified Banks — 0.4%
Wells Fargo & Co.	4,830	264,636

Mortgage REIT’s — 1.3%
Annaly Capital Management, Inc.	88,897	944,086

Office REIT’s — 1.3%
Equity Commonwealth, REIT (1)	36,309	960,373

Property & Casualty Insurance — 6.2%
Allied World Assurance Co. Holdings AG	31,755	1,284,490
Axis Capital Holdings, Ltd.	22,467	1,164,465
Erie Indemnity Co., Class A (2)	4,646	403,784
Travelers Cos., Inc.	7,423	797,527
White Mountains Insurance Group, Ltd.	1,176	784,568

		4,434,834

Regional Banks — 0.6%
BOK Financial Corp. (2)	2,714	160,126
PNC Financial Services Group, Inc.	2,948	271,098

		431,224

Reinsurance — 6.7%
Endurance Specialty Holdings, Ltd. (2)	2,400	152,568
Everest Re Group, Ltd. (2)	6,983	1,238,994
PartnerRe, Ltd. (2)	11,021	1,261,904
RenaissanceRe Holdings, Ltd. (2)	10,289	1,054,931
Validus Holdings, Ltd. (2)	24,679	1,027,634

		4,736,031

Residential REIT’s — 0.8%
Home Properties, Inc. (2)	8,555	571,217

Total Financials		12,342,401

Healthcare — 15.0%

Biotechnology — 0.1%
Myriad Genetics, Inc. (1)(2)	2,456	83,676

Healthcare Equipment — 1.7%
C.R. Bard, Inc. (2)	4,353	736,267
Edwards Lifesciences Corp. (1)	3,471	461,712

		1,197,979

Healthcare Services — 6.5%
Express Scripts Holding Co. (1)(2)	15,424	1,307,801
Laboratory Corporation of America Holdings (1)(2)	10,193	1,254,045
MEDNAX, Inc. (1)(2)	13,241	946,334
Quest Diagnostics, Inc.	16,098	1,129,114

		4,637,294

Managed Healthcare — 2.3%
Anthem, Inc.	4,218	617,726
Cigna Corp. (2)	8,256	1,004,177

		1,621,903

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 4.4%
Eli Lilly & Co. (2)	6,214	$436,036
Johnson & Johnson	11,615	1,190,654
Merck & Co., Inc.	15,215	890,686
Pfizer, Inc.	19,220	659,631

		3,177,007

Total Healthcare		10,717,859

Industrials — 1.0%

Environmental & Facilities Services — 1.0%
Waste Management, Inc.	12,780	696,254

Information Technology — 13.7%

Application Software — 1.4%
Citrix Systems, Inc. (1)	15,469	984,989

Communications Equipment — 1.8%
Cisco Systems, Inc.	43,782	1,292,007

Consulting & Other Services — 2.0%
Amdocs, Ltd.	27,202	1,428,105

Data Processing & Outsourced Services — 1.5%
Genpact, Ltd. (1)(2)	46,316	1,029,141

Electronic Components — 0.5%
Dolby Laboratories, Inc., Class A (2)	8,578	347,152

Internet Software & Services — 0.3%
VeriSign, Inc. (1)(2)	3,820	244,556

Systems Software — 1.6%
Symantec Corp.	44,806	1,127,319

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	9,328	1,198,275
EMC Corp.	36,463	1,055,239
NetApp, Inc. (2)	26,879	1,038,873

		3,292,387

Total Information Technology		9,745,656

Materials — 1.6%

Metal & Glass Containers — 1.6%
Silgan Holdings, Inc. (2)	19,725	1,132,412

Telecommunication Services — 2.9%

Integrated Telecommunication Services — 2.5%
AT&T, Inc. (2)	23,100	798,336
Verizon Communications, Inc. (2)	20,063	992,115

		1,790,451

Wireless Telecommunication Services — 0.4%
SBA Communications Corp., Class A (1)	2,039	254,284

Total Telecommunication Services		2,044,735

Utilities — 9.8%

Electric Utilities — 6.7%
American Electric Power Co., Inc. (2)	7,238	416,764
Edison International (2)	19,588	1,258,529
Entergy Corp. (2)	16,879	1,342,049
Exelon Corp. (2)	16,111	546,485
Southern Co. (2)	16,896	773,668
Xcel Energy, Inc. (2)	11,623	410,060

		4,747,555

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Multi-Utilities — 1.5%
Consolidated Edison, Inc. (2)	14,340	$905,428
DTE Energy Co. (2)	1,911	156,759

		1,062,187

Water Utilities — 1.6%
American Water Works Co., Inc. (2)	21,111	1,141,683

Total Utilities		6,951,425

Total Common Stocks (identified cost $60,005,420)		69,614,190

Short-Term Investments — 41.9%

Collateral Pool Investments for Securities on Loan — 39.3%

Collateral pool allocation (3)		27,935,892

Mutual Funds — 2.6%
BMO Prime Money Market Fund, Class I, 0.010% (4)	1,875,737	1,875,737

Total Short-Term Investments (identified cost $29,811,629)		29,811,629

Total Investments — 139.7% (identified cost $89,817,049)		99,425,819
Other Assets and Liabilities — (39.7)%		(28,230,239)

Total Net Assets — 100.0%		$71,195,580

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	14.2%
Consumer Staples	20.8
Energy	1.5
Financials	17.3
Healthcare	15.0
Industrials	1.0
Information Technology	13.7
Materials	1.6
Telecommunication Services	2.9
Utilities	9.8
Other Assets & Liabilities, Net	2.2

Total	100.0%

Dividend Income Fund

Description	Shares	Value
Common Stocks — 97.3%

Consumer Discretionary — 9.3%

Advertising — 1.7%
Omnicom Group, Inc.	27,349	$2,175,339

Apparel, Accessories & Luxury Goods — 0.6%
Coach, Inc.	17,157	747,187

Automobile Manufacturers — 0.8%
Ford Motor Co.	63,786	1,042,263

Cable & Satellite — 0.9%
Comcast Corp., Class A (2)	19,200	1,140,096

Computer & Electronics Retail — 0.4%
GameStop Corp., Class A (2)	14,967	553,330

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Department Stores — 1.6%
Kohl’s Corp. (2)	10,111	$746,192
Macy’s, Inc. (2)	20,194	1,286,762

		2,032,954

Home Furnishings — 0.5%
Leggett & Platt, Inc. (2)	14,771	665,434

Home Improvement Retail — 1.4%
Home Depot, Inc.	15,486	1,777,019

Hotels, Resorts & Cruise Lines — 0.5%
Wyndham Worldwide Corp. (2)	7,788	712,446

Publishing — 0.9%
Gannett Co., Inc. (2)	35,303	1,249,726

Total Consumer Discretionary		12,095,794

Consumer Staples — 9.7%

Agricultural Products — 1.4%
Archer-Daniels-Midland Co.	37,843	1,811,923

Household Products — 1.4%
Kimberly-Clark Corp.	16,585	1,818,711

Soft Drinks — 1.6%
Dr. Pepper Snapple Group, Inc.	17,778	1,400,728
PepsiCo, Inc.	6,618	655,050

		2,055,778

Tobacco — 5.3%
Altria Group, Inc.	61,884	3,483,451
Lorillard, Inc.	37,285	2,551,040
Philip Morris International, Inc.	9,592	795,752

		6,830,243

Total Consumer Staples		12,516,655

Energy — 7.6%

Integrated Oil & Gas — 4.0%
Chevron Corp.	25,419	2,711,699
Occidental Petroleum Corp.	31,240	2,432,971

		5,144,670

Oil & Gas-Drilling — 0.8%
Helmerich & Payne, Inc. (2)	15,158	1,016,496

Oil & Gas-Exploration & Production — 1.6%
ConocoPhillips (2)	32,207	2,099,896

Oil & Gas-Refining & Marketing — 0.4%
Phillips 66	7,438	583,585

Oil & Gas-Storage & Transportation — 0.8%
Kinder Morgan, Inc.	24,890	1,020,739

Total Energy		9,865,386

Financials — 16.4%

Asset Management & Custody Banks — 2.0%
Ameriprise Financial, Inc. (2)	11,367	1,518,972
Invesco, Ltd.	26,607	1,071,464

		2,590,436

Consumer Finance — 2.8%
Discover Financial Services	9,825	599,129
Navient Corp.	141,906	3,036,788

		3,635,917

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Diversified Banks — 5.8%
JPMorgan Chase & Co.	43,763	$2,681,797
U.S. Bancorp (2)	14,598	651,217
Wells Fargo & Co. (2)	75,152	4,117,578

		7,450,592

Hotel & Resort REIT’s — 1.5%
Host Hotels & Resorts, Inc. (2)	93,450	1,962,450

Regional Banks — 2.8%
Fifth Third Bancorp	104,669	2,026,392
Huntington Bancshares, Inc. (2)	88,924	972,828
PNC Financial Services Group, Inc. (2)	7,255	667,170

		3,666,390

Residential REIT’s — 0.5%
AvalonBay Communities, Inc., REIT	3,715	625,383

Retail REIT’s — 0.5%
Kimco Realty Corp. (2)	26,548	697,682

Specialized REIT’s — 0.5%
Weyerhaeuser Co.	18,111	635,877

Total Financials		21,264,727

Healthcare — 12.3%

Biotechnology — 0.4%
Amgen, Inc.	3,723	587,192

Healthcare Equipment — 0.8%
Medtronic, Inc.	13,147	1,020,076

Pharmaceuticals — 11.1%
AbbVie, Inc. (2)	28,087	1,699,264
Eli Lilly & Co. (2)	23,683	1,661,836
Johnson & Johnson	28,677	2,939,679
Merck & Co., Inc. (2)	54,617	3,197,279
Pfizer, Inc. (2)	140,992	4,838,845

		14,336,903

Total Healthcare		15,944,171

Industrials — 8.8%

Aerospace & Defense — 5.4%
Boeing Co.	18,509	2,792,083
General Dynamics Corp.	5,785	802,842
Honeywell International, Inc.	7,668	788,117
Lockheed Martin Corp.	13,228	2,646,261

		7,029,303

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B (2)	7,134	725,742

Construction Machinery & Heavy Trucks — 0.5%
Caterpillar, Inc. (2)	8,239	683,013

Environmental & Facilities Services — 0.5%
Waste Management, Inc. (2)	12,141	661,442

Industrial Conglomerates — 1.0%
General Electric Co.	48,308	1,255,525

Railroads — 0.8%
Union Pacific Corp.	8,676	1,043,376

Total Industrials		11,398,401

Information Technology — 14.9%

Communications Equipment — 2.9%
Cisco Systems, Inc.	128,754	3,799,531

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Electronic Components — 0.5%
Corning, Inc.	25,785	$629,154

Semiconductor Equipment — 0.6%
KLA-Tencor Corp. (2)	12,100	785,955

Semiconductors — 1.8%
Intel Corp. (2)	68,534	2,278,755

Systems Software — 4.2%
CA, Inc. (2)	43,190	1,404,539
Microsoft Corp.	92,281	4,046,522

		5,451,061

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	22,926	2,945,074
Hewlett-Packard Co.	20,359	709,308
Seagate Technology PLC (2)	34,088	2,083,458
Western Digital Corp.	5,941	635,568

		6,373,408

Total Information Technology		19,317,864

Materials — 6.2%

Commodity Chemicals — 2.2%
LyondellBasell Industries NV, Class A	33,571	2,884,085

Diversified Chemicals — 1.5%
Dow Chemical Co./The (2)	40,490	1,993,727

Paper Packaging — 0.5%
Avery Dennison Corp.	12,179	652,185

Paper Products — 2.0%
International Paper Co. (2)	45,092	2,543,640

Total Materials		8,073,637

Telecommunication Services — 5.7%

Integrated Telecommunication Services — 5.7%
AT&T, Inc. (2)	98,493	3,403,918
Verizon Communications, Inc. (2)	80,569	3,984,137

Total Telecommunication Services		7,388,055

Utilities — 6.4%

Electric Utilities — 4.3%
American Electric Power Co., Inc. (2)	49,548	2,852,974
Exelon Corp. (2)	27,876	945,554
Pinnacle West Capital Corp. (2)	26,752	1,714,268

		5,512,796

Gas Utilities — 0.4%
AGL Resources, Inc. (2)	10,950	537,754

Multi-Utilities — 1.7%
CenterPoint Energy, Inc.	41,162	855,758
CMS Energy Corp. (2)	19,583	687,951
PG&E Corp. (2)	11,662	626,599

		2,170,308

Total Utilities		8,220,858

Total Common Stocks (identified cost $98,816,775)		126,085,548

Description	Shares	Value
Short-Term Investments — 40.6%

Collateral Pool Investments for Securities on Loan — 38.5%

Collateral pool allocation (3)		$49,926,625

Mutual Funds — 2.1%
BMO Prime Money Market Fund, Class I, 0.010% (4)	2,735,817	2,735,817

Total Short-Term Investments (identified cost $52,662,442)		52,662,442

Total Investments — 137.9% (identified cost $151,479,217)		178,747,990
Other Assets and Liabilities — (37.9)%		(49,167,768)

Total Net Assets — 100.0%		$129,580,222

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	9.3%
Consumer Staples	9.7
Energy	7.6
Financials	16.4
Healthcare	12.3
Industrials	8.8
Information Technology	14.9
Materials	6.2
Telecommunication Services	5.7
Utilities	6.4
Other Assets & Liabilities, Net	2.7

Total	100.0%

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 97.3%

Consumer Discretionary — 8.9%

Apparel Retail — 1.0%
Foot Locker, Inc. (2)	50,447	$2,833,608

Auto Parts & Equipment — 1.6%
Lear Corp.	43,338	4,720,375

Cable & Satellite — 1.5%
Comcast Corp., Class A (2)	72,846	4,325,595

Department Stores — 2.5%
Dillard’s, Inc., Class A (2)	12,380	1,611,381
Macy’s, Inc. (2)	87,528	5,577,284

		7,188,665

Home Improvement Retail — 0.5%
Home Depot, Inc.	10,938	1,255,136

Homefurnishing Retail — 1.8%
Bed Bath & Beyond, Inc. (1)(2)	70,755	5,282,568

Total Consumer Discretionary		25,605,947

Consumer Staples — 7.9%

Agricultural Products — 1.8%
Archer-Daniels-Midland Co.	108,909	5,214,563

Drug Retail — 2.4%
CVS Health Corp. (2)	66,648	6,922,728

Food Retail — 1.5%
Kroger Co. (2)	62,890	4,474,623

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Hypermarkets & Super Centers — 0.8%
Wal-Mart Stores, Inc.	27,989	$2,349,117

Soft Drinks — 1.4%
Dr. Pepper Snapple Group, Inc.	49,669	3,913,420

Total Consumer Staples		22,874,451

Energy — 10.3%

Integrated Oil & Gas — 4.5%
Chevron Corp.	37,417	3,991,645
Exxon Mobil Corp. (2)	88,013	7,792,671
Occidental Petroleum Corp.	15,470	1,204,804

		12,989,120

Oil & Gas-Drilling — 1.0%
Helmerich & Payne, Inc. (2)	43,956	2,947,689

Oil & Gas-Equipment & Services — 1.0%
Halliburton Co.	63,804	2,739,744

Oil & Gas-Exploration & Production — 1.6%
Apache Corp. (2)	18,057	1,188,873
EOG Resources, Inc. (2)	37,822	3,393,390

		4,582,263

Oil & Gas-Refining & Marketing — 2.2%
Marathon Petroleum Corp. (2)	39,825	4,181,625
Valero Energy Corp. (2)	36,493	2,251,253

		6,432,878

Total Energy		29,691,694

Financials — 26.9%

Asset Management & Custody Banks — 2.0%
Ameriprise Financial, Inc. (2)	42,889	5,731,257

Consumer Finance — 3.6%
Capital One Financial Corp. (2)	70,397	5,540,948
Discover Financial Services	60,199	3,670,935
Synchrony Financial (1)(2)	34,395	1,098,920

		10,310,803

Diversified Banks — 6.1%
Citigroup, Inc.	100,374	5,261,605
Wells Fargo & Co. (2)	222,876	12,211,376

		17,472,981

Hotel & Resort REIT’s — 1.2%
Host Hotels & Resorts, Inc. (2)	167,362	3,514,602

Life & Health Insurance — 1.0%
Lincoln National Corp. (2)	33,838	1,950,422
Unum Group (2)	30,209	1,013,814

		2,964,236

Multi-Line Insurance — 0.9%
Assurant, Inc. (2)	43,214	2,647,722

Office REIT’s — 1.3%
Boston Properties, Inc. (2)	27,948	3,840,335

Property & Casualty Insurance — 3.1%
Allstate Corp.	17,769	1,254,492
Axis Capital Holdings, Ltd.	28,577	1,481,146
Travelers Cos., Inc.	57,246	6,150,510

		8,886,148

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks — 4.1%
Fifth Third Bancorp	264,759	$5,125,735
Huntington Bancshares, Inc. (2)	299,530	3,276,858
PNC Financial Services Group, Inc. (2)	37,944	3,489,330

		11,891,923

Reinsurance — 3.2%
Everest Re Group, Ltd. (2)	28,935	5,133,937
PartnerRe, Ltd. (2)	21,133	2,419,729
Reinsurance Group of America, Inc. (2)	19,601	1,750,565

		9,304,231

Residential REIT’s — 0.4%
Equity Residential (2)	16,546	1,274,538

Total Financials		77,838,776

Healthcare — 16.5%

Biotechnology — 2.2%
Amgen, Inc.	9,014	1,421,688
Gilead Sciences, Inc. (1)	19,430	2,011,588
United Therapeutics Corp. (1)(2)	18,306	2,838,345

		6,271,621

Healthcare Equipment — 1.9%
Medtronic, Inc.	70,506	5,470,560

Healthcare Facilities — 1.0%
HCA Holdings, Inc. (1)	42,182	3,017,700

Managed Healthcare — 4.1%
Aetna, Inc. (2)	58,660	5,839,603
Cigna Corp. (2)	23,274	2,830,817
UnitedHealth Group, Inc. (2)	27,611	3,137,438

		11,807,858

Pharmaceuticals — 7.3%
Johnson & Johnson	106,201	10,886,665
Mylan, Inc. (1)(2)	78,836	4,519,274
Pfizer, Inc. (2)	168,498	5,782,851

		21,188,790

Total Healthcare		47,756,529

Industrials — 6.7%

Aerospace & Defense — 2.5%
General Dynamics Corp.	43,503	6,037,346
Northrop Grumman Corp.	8,150	1,350,537

		7,387,883

Air Freight & Logistics — 0.3%
FedEx Corp.	4,190	741,546

Airlines — 1.6%
Alaska Air Group, Inc.	21,678	1,379,805
Southwest Airlines Co.	76,326	3,300,336

		4,680,141

Diversified Support Services — 0.9%
Cintas Corp. (2)	32,694	2,729,295

Industrial Machinery — 0.7%
Snap-on, Inc.	13,213	1,945,350

Railroads — 0.7%
Union Pacific Corp.	16,212	1,949,655

Total Industrials		19,433,870

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology — 12.4%

Communications Equipment — 4.1%
Brocade Communications Systems, Inc.	236,171	$2,926,159
Cisco Systems, Inc.	303,481	8,955,724

		11,881,883

Consulting & Other Services — 0.7%
Amdocs, Ltd.	37,002	1,942,605

Data Processing & Outsourced Services — 0.5%
Fiserv, Inc. (1)(2)	18,912	1,476,460

Semiconductors — 0.6%
Intel Corp. (2)	38,830	1,291,098
Micron Technology, Inc. (1)(2)	19,305	592,084

		1,883,182

Systems Software — 2.1%
Microsoft Corp.	48,723	2,136,503
Oracle Corp.	89,373	3,916,325

		6,052,828

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	46,497	5,973,004
Hewlett-Packard Co.	108,358	3,775,193
NetApp, Inc. (2)	77,335	2,988,998

		12,737,195

Total Information Technology		35,974,153

Materials — 1.6%

Commodity Chemicals — 1.6%
LyondellBasell Industries NV, Class A	52,502	4,510,447

Utilities — 6.1%

Electric Utilities — 3.6%
American Electric Power Co., Inc.	81,812	4,710,735
Entergy Corp. (2)	38,158	3,033,943
Exelon Corp. (2)	83,112	2,819,159

		10,563,837

Gas Utilities — 0.7%
UGI Corp. (2)	59,896	2,035,865

Independent Power Producers & Energy Traders — 0.8%
AES Corp. (2)	170,351	2,209,452

Multi-Utilities — 1.0%
PG&E Corp. (2)	52,850	2,839,631

Total Utilities		17,648,785

Total Common Stocks (identified cost $222,592,707)		281,334,652

Short-Term Investments — 45.6%

Collateral Pool Investments for Securities on Loan — 43.2%

Collateral pool allocation (3)		124,867,880

Mutual Funds — 2.4%
BMO Prime Money Market Fund, Class I, 0.010% (4)	6,934,422	6,934,422

Total Short-Term Investments (identified cost $131,802,302)		131,802,302

Total Investments — 142.9% (identified cost $354,395,009)		413,136,954
Other Assets and Liabilities — (42.9)%		(123,971,005)

Total Net Assets — 100.0%		$289,165,949

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	8.9%
Consumer Staples	7.9
Energy	10.3
Financials	26.9
Healthcare	16.5
Industrials	6.7
Information Technology	12.4
Materials	1.6
Utilities	6.1
Other Assets & Liabilities, Net	2.7

Total	100.0%

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.8%

Consumer Discretionary — 15.0%

Apparel, Accessories & Luxury Goods — 2.2%
Hanesbrands, Inc. (2)	53,913	$6,876,064

Auto Parts & Equipment — 1.1%
Magna International, Inc. (2)	31,762	3,460,787

Cable & Satellite — 3.0%
Comcast Corp., Class A (2)	67,831	4,027,806
Sirius XM Holdings, Inc. (1)(2)	1,341,034	5,216,622

		9,244,428

Footwear — 0.9%
NIKE, Inc., Class B	30,414	2,953,808

Home Improvement Retail — 2.1%
Home Depot, Inc.	10,388	1,192,023
Lowe’s Cos., Inc.	74,401	5,512,370

		6,704,393

Homefurnishing Retail — 1.1%
Bed Bath & Beyond, Inc. (1)(2)	45,615	3,405,616

Hotels, Resorts & Cruise Lines — 0.6%
Choice Hotels International, Inc. (2)	27,480	1,744,156

Internet Retail — 1.7%
Expedia, Inc.	42,485	3,897,999
Priceline Group, Inc. (1)(2)	1,174	1,452,801

		5,350,800

Movies & Entertainment — 1.8%
Walt Disney Co. (2)	54,936	5,717,739

Restaurants — 0.3%
Chipotle Mexican Grill, Inc., Class A (1)(2)	1,207	802,619

Specialized Consumer Services — 0.2%
H&R Block, Inc. (2)	21,219	724,629

Total Consumer Discretionary		46,985,039

Consumer Staples — 8.8%

Agricultural Products — 1.7%
Archer-Daniels-Midland Co.	111,217	5,325,070

Drug Retail — 2.2%
CVS Health Corp. (2)	66,596	6,917,327

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Household Products — 1.0%
Church & Dwight Co., Inc. (2)	18,480	$1,573,387
Spectrum Brands Holdings, Inc. (2)	16,540	1,549,467

		3,122,854

Hypermarkets & Super Centers — 1.7%
Costco Wholesale Corp. (2)	36,577	5,375,356

Soft Drinks — 2.2%
PepsiCo, Inc.	70,095	6,938,003

Total Consumer Staples		27,678,610

Energy — 3.0%

Oil & Gas-Drilling — 0.9%
Helmerich & Payne, Inc. (2)	40,047	2,685,552

Oil & Gas-Equipment & Services — 0.5%
National Oilwell Varco, Inc. (2)	31,999	1,739,145

Oil & Gas-Exploration & Production — 1.6%
EOG Resources, Inc. (2)	56,096	5,032,933

Total Energy		9,457,630

Financials — 6.4%

Asset Management & Custody Banks — 0.5%
Affiliated Managers Group, Inc. (1)(2)	7,690	1,664,270

Consumer Finance — 1.1%
Discover Financial Services	55,789	3,402,013

Diversified Banks — 0.5%
Wells Fargo & Co.	26,594	1,457,086

Life & Health Insurance — 1.1%
Prudential Financial, Inc.	41,172	3,328,756

Regional Banks — 0.6%
Signature Bank (1)(2)	14,455	1,783,024

Reinsurance — 1.7%
Reinsurance Group of America, Inc. (2)	61,487	5,491,404

Residential REIT’s — 0.9%
Equity Lifestyle Properties, Inc. (2)	54,793	2,951,699

Total Financials		20,078,252

Healthcare — 17.2%

Biotechnology — 8.4%
Amgen, Inc.	43,620	6,879,746
Celgene Corp. (1)(2)	69,123	8,400,518
Gilead Sciences, Inc. (1)	90,050	9,322,877
United Therapeutics Corp. (1)(2)	12,516	1,940,606

		26,543,747

Healthcare Equipment — 3.8%
C.R. Bard, Inc. (2)	32,722	5,534,599
Edwards Lifesciences Corp. (1)	47,327	6,295,438

		11,830,037

Healthcare Services — 1.7%
DaVita HealthCare Partners, Inc. (1)	70,877	5,287,424

Healthcare Technology — 0.4%
Cerner Corp. (1)(2)	16,896	1,217,526

Managed Healthcare — 1.8%
Centene Corp. (1)(2)	91,998	5,654,197

Pharmaceuticals — 1.1%
Johnson & Johnson	33,107	3,393,798

Total Healthcare		53,926,729

Description	Shares	Value
Common Stocks (continued)

Industrials — 11.6%

Aerospace & Defense — 1.6%
General Dynamics Corp.	36,293	$5,036,743

Airlines — 2.0%
Southwest Airlines Co.	144,007	6,226,863

Construction Machinery & Heavy Trucks — 0.2%
Wabtec Corp. (2)	6,790	644,303

Diversified Support Services — 2.0%
Cintas Corp. (2)	76,611	6,395,486

Electrical Components & Equipment — 2.0%
AMETEK, Inc. (2)	11,890	631,835
Roper Industries, Inc. (2)	33,487	5,611,416

		6,243,251

Industrial Conglomerates — 0.6%
Danaher Corp.	22,293	1,945,733

Railroads — 2.7%
Union Pacific Corp.	70,437	8,470,754

Research & Consulting Services — 0.5%
IHS, Inc., Class A (1)(2)	12,408	1,458,312

Total Industrials		36,421,445

Information Technology — 29.1%

Application Software — 2.9%
Citrix Systems, Inc. (1)	53,684	3,418,329
Open Text Corp.	43,477	2,531,231
Synopsys, Inc. (1)	68,505	3,179,317

		9,128,877

Communications Equipment — 1.3%
F5 Networks, Inc. (1)(2)	34,468	4,071,188

Consulting & Other Services — 2.4%
Cognizant Technology Solutions Corp., Class A (1)(2)	120,626	7,537,315

Data Processing & Outsourced Services — 2.2%
MasterCard, Inc., Class A (2)	75,667	6,819,867

Internet Software & Services — 5.5%
eBay, Inc. (1)(2)	29,781	1,724,618
Google, Inc., Class A (1)	8,142	4,580,933
Google, Inc., Class C (1)	11,079	6,186,514
VeriSign, Inc. (1)(2)	77,324	4,950,282

		17,442,347

Semiconductor Equipment — 1.2%
Lam Research Corp.	47,800	3,941,588

Semiconductors — 2.9%
Intel Corp. (2)	57,054	1,897,045
Skyworks Solutions, Inc. (2)	81,281	7,132,408

		9,029,453

Systems Software — 5.2%
Microsoft Corp.	177,455	7,781,402
Oracle Corp.	195,639	8,572,901

		16,354,303

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	133,904	17,201,308

Total Information Technology		91,526,246

Materials — 1.7%

Commodity Chemicals — 1.1%
LyondellBasell Industries NV, Class A	41,118	3,532,447

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Specialty Chemicals — 0.6%
Sherwin-Williams Co.	6,662	$1,900,003

Total Materials		5,432,450

Telecommunication Services — 5.0%

Integrated Telecommunication Services — 3.0%
Verizon Communications, Inc. (2)	192,106	9,499,642

Wireless Telecommunication Services — 2.0%
SBA Communications Corp., Class A (1)	49,205	6,136,355

Total Telecommunication Services		15,635,997

Total Common Stocks (identified cost $235,751,300)		307,142,398

Short-Term Investments — 44.9%

Collateral Pool Investments for Securities on Loan — 42.8%

Collateral pool allocation (3)		134,249,548

Mutual Funds — 2.1%
BMO Prime Money Market Fund, Class I, 0.010% (4)	6,581,938	6,581,938

Total Short-Term Investments (identified cost $140,831,486)		140,831,486

Total Investments — 142.7% (identified cost $376,582,786)		447,973,884
Other Assets and Liabilities — (42.7)%		(134,119,053)

Total Net Assets — 100.0%		$313,854,831

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	15.0%
Consumer Staples	8.8
Energy	3.0
Financials	6.4
Healthcare	17.2
Industrials	11.6
Information Technology	29.1
Materials	1.7
Telecommunication Services	5.0
Other Assets & Liabilities, Net	2.2

Total	100.0%

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 96.8%

Consumer Discretionary — 10.4%

Advertising — 1.6%
The Interpublic Group of Cos., Inc.	251,900	$5,617,370

Auto Parts & Equipment — 2.0%
Visteon Corp. (1)	67,500	6,785,775

Automotive Retail — 1.4%
Advance Auto Parts, Inc. (2)	31,342	4,855,816

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Catalog Retail — 1.4%
Liberty Interactive Corp., Class A (1)(2)	165,247	$4,879,744

Department Stores — 1.2%
Kohl’s Corp. (2)	53,450	3,944,610

Homebuilding — 1.2%
TRI Pointe Homes, Inc. (1)	265,300	4,212,964

Leisure Products — 1.6%
Hasbro, Inc. (2)	86,700	5,402,710

Total Consumer Discretionary		35,698,989

Consumer Staples — 3.6%

Agricultural Products — 1.2%
Darling Ingredients, Inc. (1)(2)	234,496	4,084,920

Food Retail — 1.8%
Kroger Co. (2)	85,240	6,064,826

Household Products — 0.6%
Energizer Holdings, Inc. (2)	16,700	2,234,961

Total Consumer Staples		12,384,707

Energy — 5.4%

Oil & Gas-Equipment & Services — 1.3%
Weatherford International PLC (1)(2)	361,660	4,589,465

Oil & Gas-Exploration & Production — 4.1%
Cimarex Energy Co. (2)	32,000	3,509,760
Newfield Exploration Co. (1)	57,360	1,894,601
QEP Resources, Inc.	214,710	4,611,971
Southwestern Energy Co. (1)(2)	160,900	4,035,372

		14,051,704

Total Energy		18,641,169

Financials — 26.9%

Asset Management & Custody Banks — 3.6%
Ameriprise Financial, Inc.	43,000	5,746,090
Invesco, Ltd.	164,000	6,604,280

		12,350,370

Consumer Finance — 2.3%
Discover Financial Services	128,040	7,807,879

Diversified REIT’s — 1.7%
Duke Realty Corp., REIT (2)	276,530	5,906,681

Life & Health Insurance — 2.1%
Lincoln National Corp. (2)	125,200	7,216,528

Property & Casualty Insurance — 1.6%
Axis Capital Holdings, Ltd.	103,100	5,343,673

Real Estate Operating Companies — 1.9%
Forest City Enterprises, Inc., Class A (1)(2)	254,250	6,419,812

Regional Banks — 7.5%
East West Bancorp, Inc. (2)	190,600	7,614,470
Fifth Third Bancorp	336,510	6,514,834
Huntington Bancshares, Inc. (2)	567,580	6,209,325
Regions Financial Corp. (2)	557,000	5,352,770

		25,691,399

Reinsurance — 3.1%
PartnerRe, Ltd.	41,150	4,711,675
Reinsurance Group of America, Inc.	66,300	5,921,253

		10,632,928

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Residential REIT’s — 1.4%
UDR, Inc. (2)	156,500	$4,998,610

Retail REIT’s — 1.7%
Brixmor Property Group, Inc. (2)	232,305	5,900,547

Total Financials		92,268,427

Healthcare — 10.0%

Healthcare Distributors — 2.1%
Cardinal Health, Inc.	81,000	7,127,190

Healthcare Services — 2.7%
Laboratory Corporation of America Holdings (1)(2)	34,900	4,293,747
Omnicare, Inc. (2)	66,457	5,099,910

		9,393,657

Managed Healthcare — 2.3%
Cigna Corp. (2)	65,060	7,913,248

Pharmaceuticals — 2.9%
Mallinckrodt PLC (1)	41,340	4,825,205
Mylan, Inc. (1)(2)	89,750	5,144,919

		9,970,124

Total Healthcare		34,404,219

Industrials — 12.3%

Aerospace & Defense — 3.2%
L-3 Communications Holdings, Inc.	35,300	4,568,879
Spirit Aerosystems Holdings, Inc., Class A (1)	129,200	6,357,932

		10,926,811

Agricultural & Farm Machinery — 1.2%
AGCO Corp. (2)	84,900	4,222,926

Construction & Engineering — 2.5%
Fluor Corp.	73,100	4,239,800
Jacobs Engineering Group, Inc. (1)(2)	95,000	4,212,300

		8,452,100

Electrical Components & Equipment — 1.6%
Regal-Beloit Corp. (2)	68,700	5,354,478

Industrial Machinery — 2.3%
Dover Corp.	47,200	3,400,760
Parker-Hannifin Corp. (2)	37,300	4,576,337

		7,977,097

Trading Companies & Distributors — 1.5%
WESCO International, Inc. (1)(2)	72,700	5,047,561

Total Industrials		41,980,973

Information Technology — 14.8%

Communications Equipment — 1.5%
CommScope Holding Co., Inc. (1)	167,185	5,266,328

Consulting & Other Services — 1.4%
Teradata Corp. (1)(2)	105,860	4,712,887

Data Processing & Outsourced Services — 1.0%
Western Union Co. (2)	173,700	3,390,624

Semiconductors — 2.0%
Broadcom Corp., Class A	151,430	6,849,179

Systems Software — 2.8%
Check Point Software Technologies, Ltd. (1)(2)	56,501	4,717,268
Symantec Corp.	197,350	4,965,326

		9,682,594

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Technology Distributors — 1.0%
Avnet, Inc.	77,900	$3,568,599

Technology Hardware, Storage & Peripherals — 5.1%
NetApp, Inc. (2)	156,000	6,029,400
Seagate Technology PLC (2)	68,950	4,214,224
Western Digital Corp.	66,400	7,103,472

		17,347,096

Total Information Technology		50,817,307

Materials — 8.3%

Metal & Glass Containers — 1.9%
Berry Plastics Group, Inc. (1)	193,350	6,633,839

Paper Products — 1.3%
International Paper Co. (2)	78,500	4,428,185

Specialty Chemicals — 3.7%
Ashland, Inc. (2)	51,510	6,573,706
WR Grace & Co. (1)(2)	63,274	6,273,617

		12,847,323

Steel — 1.4%
Reliance Steel & Aluminum Co. (2)	82,100	4,680,521

Total Materials		28,589,868

Telecommunication Services — 1.0%

Integrated Telecommunication Services — 1.0%
CenturyLink, Inc.	87,246	3,303,134

Utilities — 4.1%

Electric Utilities — 2.7%
Edison International (2)	77,400	4,972,950
Great Plains Energy, Inc.	156,300	4,159,143

		9,132,093

Multi-Utilities — 1.4%
CMS Energy Corp. (2)	142,210	4,995,837

Total Utilities		14,127,930

Total Common Stocks (identified cost $228,932,335)		332,216,723

Short-Term Investments — 48.3%

Collateral Pool Investments for Securities on Loan — 45.5%

Collateral pool allocation (3)		155,971,085

Mutual Funds — 2.8%
BMO Prime Money Market Fund, Class I, 0.010% (4)	9,730,236	9,730,236

Total Short-Term Investments (identified cost $165,701,321)		165,701,321

Total Investments — 145.1% (identified cost $394,633,656)		497,918,044
Other Assets and Liabilities — (45.1)%		(154,825,223)

Total Net Assets — 100.0%		$343,092,821

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Mid-Cap Value Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	10.4%
Consumer Staples	3.6
Energy	5.4
Financials	26.9
Healthcare	10.0
Industrials	12.3
Information Technology	14.8
Materials	8.3
Telecommunication Services	1.0
Utilities	4.1
Other Assets & Liabilities, Net	3.2

Total	100.0%

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.2%

Consumer Discretionary — 21.0%

Apparel, Accessories & Luxury Goods — 2.0%
Gildan Activewear, Inc. (2)	35,100	$2,134,782
VF Corp.	42,300	3,242,718

		5,377,500

Auto Parts & Equipment — 1.2%
BorgWarner, Inc.	54,700	3,361,862

Automotive Retail — 2.3%
Advance Auto Parts, Inc. (2)	20,200	3,129,586
O’Reilly Automotive, Inc. (1)(2)	14,770	3,074,080

		6,203,666

Cable & Satellite — 0.7%
Sirius XM Holdings, Inc. (1)	466,700	1,815,463

Casinos & Gaming — 0.9%
MGM Resorts International (1)(2)	105,900	2,301,207

Department Stores — 0.9%
Macy’s, Inc. (2)	36,300	2,313,036

Distributors — 0.5%
LKQ Corp. (1)(2)	55,300	1,358,998

General Merchandise Stores — 1.4%
Dollar Tree, Inc. (1)(2)	48,300	3,848,544

Homebuilding — 1.9%
TRI Pointe Homes, Inc. (1)	318,491	5,057,637

Homefurnishing Retail — 1.0%
Restoration Hardware Holdings, Inc. (1)(2)	30,273	2,667,051

Hotels, Resorts & Cruise Lines — 4.3%
Hilton Worldwide Holdings, Inc. (1)(2)	83,100	2,349,237
Marriott International, Inc., Class A	42,900	3,564,990
Norwegian Cruise Line Holdings, Ltd. (1)	46,300	2,283,516
Wyndham Worldwide Corp. (2)	36,400	3,329,872

		11,527,615

Leisure Products — 1.2%
Brunswick Corp. (2)	58,200	3,156,768

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Restaurants — 1.8%
Dunkin’ Brands Group, Inc.	46,629	$2,185,035
Restaurant Brands International, Inc.	57,300	2,534,379

		4,719,414

Specialized Consumer Services — 0.9%
LifeLock, Inc. (1)(2)	166,200	2,323,476

Total Consumer Discretionary		56,032,237

Consumer Staples — 1.5%

Packaged Foods & Meats — 1.5%
Hain Celestial Group, Inc. (1)(2)	37,800	2,363,634
Hershey Co. (2)	14,900	1,546,322

Total Consumer Staples		3,909,956

Energy — 3.9%

Oil & Gas-Exploration & Production — 1.6%
Bellatrix Exploration, Ltd. (1)(2)	1,429,286	4,144,929

Oil & Gas-Storage & Transportation — 2.3%
GasLog, Ltd. (2)	163,650	3,238,634
Golar LNG, Ltd. (2)	98,100	3,043,062

		6,281,696

Total Energy		10,426,625

Financials — 10.1%

Asset Management & Custody Banks — 1.2%
Ameriprise Financial, Inc. (2)	23,200	3,100,216

Health Care REIT’s — 2.0%
New Senior Investment Group, Inc. (2)	322,632	5,433,123

Multi-Line Insurance — 1.1%
Hartford Financial Services Group, Inc. (2)	74,900	3,067,904

Real Estate Services — 2.1%
CBRE Group, Inc., Class A (1)	78,000	2,672,280
Jones Lang LaSalle, Inc.	17,400	2,805,750

		5,478,030

Regional Banks — 1.3%
Home BancShares, Inc. (2)	112,700	3,566,955

Specialized Finance — 1.4%
Intercontinental Exchange, Inc. (2)	15,800	3,718,688

Specialized REIT’s — 1.0%
Pebblebrook Hotel Trust (2)	53,900	2,618,462

Total Financials		26,983,378

Healthcare — 19.2%

Biotechnology — 3.5%
Alkermes PLC (1)(2)	28,214	1,982,033
Myriad Genetics, Inc. (1)(2)	48,000	1,635,360
Quintiles Transnational Holdings, Inc. (1)(2)	55,500	3,606,390
Vertex Pharmaceuticals, Inc. (1)(2)	17,500	2,090,025

		9,313,808

Healthcare Distributors — 2.1%
AmerisourceBergen Corp. (2)	26,400	2,712,864
Cardinal Health, Inc.	33,300	2,930,067

		5,642,931

Healthcare Equipment — 1.9%
NxStage Medical, Inc. (1)(2)	172,900	2,970,422
STERIS Corp.	33,200	2,142,064

		5,112,486

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Facilities — 2.2%
Acadia Healthcare Co., Inc. (1)(2)	56,372	$3,564,402
Brookdale Senior Living, Inc. (1)(2)	61,800	2,318,118

		5,882,520

Healthcare Services — 3.9%
Catamaran Corp. (1)	80,600	4,025,970
Envision Healthcare Holdings, Inc. (1)(2)	90,473	3,313,121
MEDNAX, Inc. (1)(2)	44,200	3,158,974

		10,498,065

Healthcare Technology — 1.5%
Cerner Corp. (1)(2)	55,800	4,020,948

Pharmaceuticals — 4.1%
Akorn, Inc. (1)(2)	72,032	3,876,042
Jazz Pharmaceuticals PLC (1)(2)	21,380	3,636,524
Mylan, Inc. (1)(2)	59,500	3,410,838

		10,923,404

Total Healthcare		51,394,162

Industrials — 14.8%

Aerospace & Defense — 1.0%
B/E Aerospace, Inc. (1)	40,700	2,586,078

Building Products — 0.9%
Fortune Brands Home & Security, Inc.	53,800	2,492,016

Construction Machinery & Heavy Trucks — 0.9%
Wabtec Corp. (2)	25,200	2,391,228

Electrical Components & Equipment — 2.1%
AMETEK, Inc. (2)	48,825	2,594,560
Roper Industries, Inc. (2)	18,600	3,116,802

		5,711,362

Human Resource & Employment Services — 3.8%
Robert Half International, Inc. (2)	66,900	4,145,124
Towers Watson & Co., Class A	20,800	2,735,200
TriNet Group, Inc. (1)(2)	93,503	3,397,899

		10,278,223

Industrial Conglomerates — 1.0%
Tyco International PLC	59,900	2,528,978

Railroads — 0.7%
Kansas City Southern	16,250	1,882,400

Research & Consulting Services — 2.1%
Acacia Research Corp. (2)	232,600	2,916,804
Verisk Analytics, Inc., Class A (1)(2)	38,526	2,766,552

		5,683,356

Trading Companies & Distributors — 1.6%
United Rentals, Inc. (1)(2)	45,900	4,271,454

Trucking — 0.7%
J.B. Hunt Transport Services, Inc. (2)	21,100	1,804,050

Total Industrials		39,629,145

Information Technology — 25.2%

Application Software — 3.1%
Autodesk, Inc. (1)	45,500	2,922,920
PTC, Inc. (1)	71,800	2,488,229
Qlik Technologies, Inc. (1)	93,600	3,036,384

		8,447,533

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment — 2.6%
Aruba Networks, Inc. (1)(2)	62,100	$1,540,701
F5 Networks, Inc. (1)(2)	28,800	3,401,712
Palo Alto Networks, Inc. (1)(2)	14,060	1,999,613

		6,942,026

Data Processing & Outsourced Services — 7.7%
Alliance Data Systems Corp. (1)(2)	13,800	3,843,438
Cardtronics, Inc. (1)(2)	120,018	4,391,459
FleetCor Technologies, Inc. (1)(2)	22,200	3,406,146
Total System Services, Inc.	87,400	3,338,680
Vantiv, Inc., Class A (1)	84,500	3,125,655
WEX, Inc. (1)(2)	22,500	2,407,275

		20,512,653

Electronic Components — 1.3%
Amphenol Corp., Class A	60,800	3,432,768

Internet Software & Services — 5.1%
Criteo SA, ADR (1)	92,548	4,197,977
Rackspace Hosting, Inc. (1)	47,800	2,374,226
Shutterstock, Inc. (1)	83,400	4,716,270
Xoom Corp. (1)(2)	134,100	2,286,405

		13,574,878

Semiconductors — 1.3%
NXP Semiconductor (1)	42,000	3,565,590

Systems Software — 4.1%
Check Point Software Technologies, Ltd. (1)(2)	36,700	3,064,083
FleetMatics Group PLC (1)(2)	55,200	2,274,792
Fortinet, Inc. (1)(2)	68,000	2,285,480
Red Hat, Inc. (1)(2)	49,414	3,415,496

		11,039,851

Total Information Technology		67,515,299

Telecommunication Services — 2.5%

Wireless Telecommunication Services — 2.5%
Crown Castle International Corp. (2)	33,700	2,908,647
SBA Communications Corp., Class A (1)	30,200	3,766,242

Total Telecommunication Services		6,674,889

Total Common Stocks (identified cost $184,848,585)		262,565,691

Short-Term Investments — 47.6%

Collateral Pool Investments for Securities on Loan — 45.6%

Collateral pool allocation (3)		121,895,592

Mutual Funds — 2.0%
BMO Prime Money Market Fund, Class I, 0.010% (4)	5,521,100	5,521,100

Total Short-Term Investments (identified cost $127,416,692)		127,416,692

Total Investments — 145.8% (identified cost $312,265,277)		389,982,383
Other Assets and Liabilities — (45.8)%		(122,491,509)

Total Net Assets — 100.0%		$267,490,874

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Mid-Cap Growth Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	21.0%
Consumer Staples	1.5
Energy	3.9
Financials	10.1
Healthcare	19.2
Industrials	14.8
Information Technology	25.2
Telecommunication Services	2.5
Other Assets & Liabilities, Net	1.8

Total	100.0%

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 91.0%

Consumer Discretionary — 11.6%

Apparel Retail — 1.5%
Crocs, Inc. (1)(2)	30,600	$341,190
The Finish Line, Inc., Class A	38,440	941,011

		1,282,201

Auto Parts & Equipment — 1.2%
American Axle & Manufacturing Holdings, Inc. (1)(2)	41,400	1,031,688

Department Stores — 1.3%
Dillard’s, Inc., Class A (2)	8,630	1,123,281

Homebuilding — 2.7%
Century Communities, Inc. (1)(2)	77,080	1,429,834
TRI Pointe Homes, Inc. (1)	54,910	871,971

		2,301,805

Household Appliances — 1.1%
Helen of Troy, Ltd. (1)(2)	11,810	904,882

Internet Retail — 1.4%
1-800-Flowers.com, Inc., Class A (1)(2)	92,660	1,156,397

Leisure Products — 1.2%
Brunswick Corp.	17,730	961,675

Publishing — 0.8%
Time, Inc.	28,474	674,834

Specialized Consumer Services — 0.4%
Steiner Leisure, Ltd. (1)(2)	7,382	340,458

Total Consumer Discretionary		9,777,221

Consumer Staples — 1.2%

Agricultural Products — 1.2%
Darling Ingredients, Inc. (1)(2)	57,900	1,008,618

Energy — 3.9%

Oil & Gas-Drilling — 1.2%
Atwood Oceanics, Inc. (2)	18,150	562,831
Unit Corp. (1)(2)	15,400	470,316

		1,033,147

Oil & Gas-Equipment & Services — 2.1%
Helix Energy Solutions Group, Inc. (1)(2)	32,800	506,432
Oil States International, Inc. (1)	16,100	700,028
Tidewater, Inc.	20,800	586,560

		1,793,020

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration & Production — 0.6%
Bellatrix Exploration, Ltd. (1)	153,400	$444,860

Total Energy		3,271,027

Financials — 27.9%

Consumer Finance — 2.0%
JG Wentworth Co., Class A (1)(2)	70,500	729,675
Nelnet, Inc., Class A	19,810	923,542

		1,653,217

Diversified Capital Markets — 2.9%
Encore Capital Group, Inc. (1)(2)	27,860	1,113,564
HFF, Inc., Class A (2)	37,230	1,324,644

		2,438,208

Life & Health Insurance — 1.2%
American Equity Investment Life Holding Co. (2)	36,250	1,032,762

Office REIT’s — 1.6%
Corporate Office Properties Trust (2)	45,450	1,336,230

Regional Banks — 11.3%
Ameris Bancorp (2)	55,200	1,444,584
BBCN Bancorp, Inc. (2)	75,400	1,036,750
Customers Bancorp, Inc. (1)(2)	59,070	1,307,810
Fidelity Southern Corp.	52,860	834,659
First Merchants Corp. (2)	46,320	1,044,979
First NBC Bank Holding Co. (1)(2)	26,837	878,107
FirstMerit Corp.	58,750	1,066,312
South State Corp. (2)	13,830	933,940
Western Alliance Bancorp (1)	35,700	1,013,523

		9,560,664

Reinsurance — 3.5%
Enstar Group, Ltd. (1)(2)	5,950	827,645
Maiden Holdings, Ltd. (2)	83,600	1,196,316
State National Cos., Inc.	100,000	933,000

		2,956,961

Residential REIT’s — 1.1%
Mid-America Apartment Communities, Inc. (2)	13,050	945,734

Retail REIT’s — 1.2%
Cedar Realty Trust, Inc.	139,050	1,040,094

Specialized Finance — 0.7%
Gain Capital Holdings, Inc. (2)	59,959	569,011

Specialized REIT’s — 1.2%
LaSalle Hotel Properties (2)	26,500	1,031,380

Thrifts & Mortgage Finance — 1.2%
EverBank Financial Corp. (2)	55,633	1,000,281

Total Financials		23,564,542

Healthcare — 6.0%

Healthcare Facilities — 1.3%
HealthSouth Corp. (2)	24,310	1,056,512

Healthcare Services — 0.7%
BioScrip, Inc. (1)(2)	97,800	597,558

Healthcare Technology — 1.1%
MedAssets, Inc. (1)(2)	49,700	954,737

Life Sciences Tools & Services — 1.2%
Bio-Rad Laboratories, Inc., Class A (1)(2)	8,000	1,017,440

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 1.7%
Impax Laboratories, Inc. (1)(2)	12,210	$491,941
Prestige Brands Holdings, Inc. (1)(2)	24,250	934,595

		1,426,536

Total Healthcare		5,052,783

Industrials — 15.1%

Aerospace & Defense — 2.2%
Moog, Inc., Class A (1)(2)	9,900	747,054
Triumph Group, Inc.	18,150	1,085,188

		1,832,242

Agricultural & Farm Machinery — 0.8%
Titan International, Inc. (2)	65,900	657,682

Building Products — 1.1%
Continental Building Products, Inc. (1)	42,711	890,951

Construction & Engineering — 1.0%
EMCOR Group, Inc. (2)	20,050	882,802

Electrical Components & Equipment — 1.2%
Regal-Beloit Corp. (2)	13,100	1,021,014

Environmental & Facilities Services — 1.2%
Tetra Tech, Inc. (2)	40,200	1,022,286

Industrial Machinery — 2.5%
Altra Industrial Motion Corp. (2)	28,400	775,320
Kadant, Inc.	13,870	613,609
LB Foster Co., Class A (2)	15,160	743,143

		2,132,072

Research & Consulting Services — 1.8%
Acacia Research Corp.	32,390	406,171
RPX Corp. (1)(2)	76,900	1,121,202

		1,527,373

Trading Companies & Distributors — 2.3%
MRC Global, Inc. (1)	55,650	716,215
WESCO International, Inc. (1)(2)	17,560	1,219,191

		1,935,406

Trucking — 1.0%
Quality Distribution, Inc. (1)	77,900	856,121

Total Industrials		12,757,949

Information Technology — 12.6%

Communications Equipment — 4.6%
CommScope Holding Co., Inc. (1)(2)	40,280	1,268,820
Finisar Corp. (1)(2)	72,950	1,532,680
NETGEAR, Inc. (1)(2)	34,800	1,121,952

		3,923,452

Data Processing & Outsourced Services — 0.9%
MoneyGram International, Inc. (1)(2)	91,950	781,115

Home Entertainment Software — 0.9%
Take-Two Interactive Software, Inc. (1)(2)	27,700	733,773

Systems Software — 1.8%
AVG Technologies NV (1)(2)	67,500	1,523,475

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Technology Distributors — 1.8%
Ingram Micro, Inc. (1)	59,800	$1,477,658

Technology Hardware, Storage & Peripherals — 2.6%
Datalink Corp. (1)	78,757	894,680
Synaptics, Inc. (1)(2)	15,550	1,336,522

		2,231,202

Total Information Technology		10,670,675

Materials — 8.1%

Metal & Glass Containers — 1.9%
Berry Plastics Group, Inc. (1)	47,420	1,626,980

Paper Packaging — 1.7%
Graphic Packaging Holding Co. (1)	95,100	1,435,059

Paper Products — 2.0%
KapStone Paper and Packaging Corp.	48,460	1,669,932

Specialty Chemicals — 1.0%
Innophos Holdings, Inc.	14,200	797,046

Steel — 1.5%
Worthington Industries, Inc. (2)	48,230	1,302,210

Total Materials		6,831,227

Telecommunication Services — 0.9%

Integrated Telecommunication Services — 0.9%
IDT Corp., Class B	37,230	783,692

Utilities — 3.7%

Electric Utilities — 3.7%
Great Plains Energy, Inc.	31,700	843,537
Portland General Electric Co.	29,250	1,090,733
UIL Holdings Corp. (2)	24,200	1,223,310

Total Utilities		3,157,580

Total Common Stocks (identified cost $67,250,842)		76,875,314

Exchange Traded Fund — 4.8%
iShares Russell 2000 Value Index Fund, 2.040% (2)	40,080	4,082,950

Total Exchange Traded Funds (identified cost $3,968,623)		4,082,950

Short-Term Investments — 51.2%

Collateral Pool Investments for Securities on Loan — 46.1%

Collateral pool allocation (3)		38,949,319

Mutual Funds — 5.1%
BMO Prime Money Market Fund, Class I, 0.010% (4)	4,346,662	4,346,662

Total Short-Term Investments (identified cost $43,295,981)		43,295,981

Total Investments — 147.0% (identified cost $114,515,446)		124,254,245
Other Assets and Liabilities — (47.0)%		(39,722,126)

Total Net Assets — 100.0%		$84,532,119

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Small-Cap Value Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	11.6%
Consumer Staples	1.2
Energy	3.9
Financials	27.9
Healthcare	6.0
Industrials	15.1
Information Technology	12.6
Materials	8.1
Telecommunication Services	0.9
Utilities	3.7
Exchange Traded Funds	4.8
Other Assets & Liabilities, Net	4.2

Total	100.0%

Small-Cap Core Fund

Description	Shares	Value
Common Stocks — 97.0%

Consumer Discretionary — 12.6%

Apparel Retail — 2.2%
Cato Corp., Class A	768	$34,053
Express, Inc. (1)	1,570	21,697
Zumiez, Inc. (1)	828	32,143

		87,893

Auto Parts & Equipment — 3.2%
American Axle & Manufacturing Holdings, Inc. (1)(2)	1,249	31,125
Cooper-Standard Holding, Inc. (1)	175	9,487
Dana Holding Corp. (2)	1,438	31,420
Tenneco, Inc. (1)	571	33,255
Tower International, Inc. (1)(2)	751	20,330

		125,617

Education Services — 1.1%
K12, Inc. (1)(2)	2,478	41,952

Homefurnishing Retail — 1.0%
Select Comfort Corp. (1)	1,188	38,135

Hotels, Resorts & Cruise Lines — 1.1%
Marcus Corp. (2)	460	8,965
Marriott Vacations Worldwide Corp.	440	33,467

		42,432

Housewares & Specialties — 0.2%
CSS Industries, Inc.	258	7,456

Leisure Products — 1.3%
Brunswick Corp.	582	31,568
Nautilus, Inc. (1)(2)	1,242	18,953

		50,521

Publishing — 0.3%
McClatchy Co., Class A (1)(2)	5,208	12,083

Restaurants — 0.8%
Red Robin Gourmet Burgers, Inc. (1)(2)	383	31,969

Specialty Stores — 0.4%
Outerwall, Inc.	230	14,840

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Tires & Rubber — 1.0%
Cooper Tire & Rubber Co.	1,021	$38,859

Total Consumer Discretionary		491,757

Consumer Staples — 2.5%

Food Distributors — 0.7%
Andersons, Inc. (2)	603	26,695

Packaged Foods & Meats — 1.6%
Cal-Maine Foods, Inc. (2)	784	29,502
Sanderson Farms, Inc.	381	32,465

		61,967

Personal Products — 0.2%
Nutraceutical International Corp. (1)	403	6,601

Total Consumer Staples		95,263

Energy — 2.5%

Oil & Gas-Drilling — 0.5%
Parker Drilling Co. (1)(2)	2,765	8,544
Pioneer Energy Services Corp. (1)(2)	1,839	9,783

		18,327

Oil & Gas-Equipment & Services — 0.5%
Forum Energy Technologies, Inc. (1)(2)	260	5,078
Hornbeck Offshore Services, Inc. (1)(2)	698	14,560

		19,638

Oil & Gas-Exploration & Production — 0.7%
Abraxas Petroleum Corp. (1)(2)	3,144	9,589
Bill Barrett Corp. (1)(2)	967	9,709
Bonanza Creek Energy, Inc. (1)	244	6,576

		25,874

Oil & Gas-Refining & Marketing — 0.8%
Adams Resources & Energy, Inc. (2)	131	8,761
Delek U.S. Holdings, Inc.	627	23,375

		32,136

Total Energy		95,975

Financials — 20.3%

Consumer Finance — 2.5%
Cash America International, Inc. (2)	632	13,639
Credit Acceptance Corp. (1)(2)	192	35,194
Nelnet, Inc., Class A	291	13,566
Regional Management Corp. (1)	1,070	16,692
World Acceptance Corp. (1)(2)	212	17,407

		96,498

Diversified Real Estate Activities — 0.6%
St Joe Co. (1)(2)	1,341	22,784

Diversified REIT’s — 1.9%
American Assets Trust, Inc. (2)	798	32,734
Cousins Properties, Inc. (2)	1,652	17,726
Winthrop Realty Trust	1,536	24,729

		75,189

Investment Banking & Brokerage — 1.0%
Investment Technology Group, Inc. (1)(2)	1,378	31,033
Piper Jaffray Cos. (1)(2)	182	9,964

		40,997

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Life & Health Insurance — 1.6%
CNO Financial Group, Inc.	1,837	$29,870
Symetra Financial Corp.	1,383	31,228

		61,098

Multi-Line Insurance — 0.7%
Horace Mann Educators Corp.	871	28,072

Office REIT’s — 0.9%
DuPont Fabros Technology, Inc. (2)	1,112	34,817

Property & Casualty Insurance — 1.5%
Employers Holdings, Inc. (2)	1,036	24,439
HCI Group, Inc. (2)	386	18,266
Navigators Group, Inc. (1)	195	14,568

		57,273

Regional Banks — 5.0%
1st Source Corp. (2)	377	11,638
Bancfirst Corp.	227	13,479
BBCN Bancorp, Inc. (2)	859	11,811
Fidelity Southern Corp.	632	9,979
Financial Institutions, Inc.	716	16,124
First Financial Corp.	324	10,903
Great Southern Bancorp, Inc. (2)	275	10,291
Hanmi Financial Corp. (2)	719	14,186
Preferred Bank (2)	523	14,095
PrivateBancorp, Inc. (2)	982	34,105
SVB Financial Group (1)	226	27,775
Wintrust Financial Corp. (2)	464	21,850

		196,236

Reinsurance — 0.7%
Maiden Holdings, Ltd. (2)	1,859	26,602

Retail REIT’s — 0.4%
Saul Centers, Inc.	315	16,969

Specialized Finance — 0.2%
Marlin Business Services Corp. (2)	385	7,203

Specialized REIT’s — 2.5%
Chesapeake Lodging Trust	973	34,600
CubeSmart	722	16,751
EPR Properties	228	13,910
Sovran Self Storage, Inc.	351	32,299

		97,560

Thrifts & Mortgage Finance — 0.8%
Provident Financial Holdings, Inc.	590	9,057
Walker & Dunlop, Inc. (1)(2)	1,476	23,660

		32,717

Total Financials		794,015

Healthcare — 17.5%

Biotechnology — 2.6%
Acorda Therapeutics, Inc. (1)	501	16,954
Dyax Corp. (1)	643	9,716
Emergent Biosolutions, Inc. (1)(2)	1,192	35,724
Infinity Pharmaceuticals, Inc. (1)(2)	1,302	19,790
Repligen Corp. (1)(2)	690	17,740

		99,924

Healthcare Equipment — 3.7%
AngioDynamics, Inc. (1)(2)	1,899	35,321
Globus Medical, Inc., Class A (1)(2)	1,322	32,098
Greatbatch, Inc. (1)	211	11,213

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment (continued)
Masimo Corp. (1)(2)	1,149	$33,861
NuVasive, Inc. (1)	699	31,979

		144,472

Healthcare Facilities — 1.9%
Amsurg Corp. (1)(2)	502	30,170
HealthSouth Corp.	272	11,821
Select Medical Holdings Corp.	1,214	16,462
U.S. Physical Therapy, Inc.	349	14,794

		73,247

Healthcare Services — 2.2%
AMN Healthcare Services, Inc. (1)(2)	1,755	39,593
CorVel Corp. (1)(2)	374	13,251
The Providence Service Corp. (1)(2)	702	32,292

		85,136

Healthcare Supplies — 0.7%
Align Technology, Inc. (1)	309	17,721
ICU Medical, Inc. (1)(2)	130	11,559

		29,280

Healthcare Technology — 0.4%
MedAssets, Inc. (1)	922	17,712

Life Sciences Tools & Services — 3.6%
Affymetrix, Inc. (1)(2)	3,082	36,060
Cambrex Corp. (1)	1,229	42,093
Luminex Corp. (1)(2)	1,342	21,123
PAREXEL International Corp. (1)(2)	646	41,641

		140,917

Managed Healthcare — 1.2%
Centene Corp. (1)(2)	276	16,963
Magellan Health, Inc. (1)	487	31,202

		48,165

Pharmaceuticals — 1.2%
Insys Therapeutics, Inc. (1)(2)	371	22,282
Sagent Pharmaceuticals, Inc. (1)(2)	889	24,163

		46,445

Total Healthcare		685,298

Industrials — 15.9%

Aerospace & Defense — 3.6%
AAR Corp. (2)	1,013	29,782
Curtiss-Wright Corp.	381	27,653
Ducommun, Inc. (1)	964	23,985
Engility Holdings, Inc. (2)	663	23,934
Moog, Inc., Class A (1)(2)	443	33,429

		138,783

Airlines — 2.3%
Hawaiian Holdings, Inc. (1)(2)	1,247	23,082
JetBlue Airways Corp. (1)(2)	2,428	41,737
Republic Airways Holdings, Inc. (1)(2)	1,975	25,418

		90,237

Commercial Printing — 1.0%
Multi-Color Corp.	551	37,622

Construction Machinery & Heavy Trucks — 0.7%
Meritor, Inc. (1)	1,990	28,437

Diversified Support Services — 0.9%
UniFirst Corp.	289	34,342

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Industrial Machinery — 2.1%
Blount International, Inc. (1)(2)	1,677	$27,821
Chart Industries, Inc. (1)	819	28,616
Kadant, Inc.	598	26,456

		82,893

Marine — 0.8%
Matson, Inc.	826	32,602

Office Services & Supplies — 2.2%
ACCO Brands Corp. (1)	3,474	26,437
Steelcase, Inc., Class A	1,466	27,444
Sykes Enterprises, Inc. (1)	1,370	31,852

		85,733

Research & Consulting Services — 0.1%
CRA International, Inc. (1)(2)	142	4,273

Security & Alarm Services — 0.6%
The Brink’s Co. (2)	898	25,270

Trading Companies & Distributors — 0.2%
MRC Global, Inc. (1)(2)	584	7,516

Trucking — 1.4%
AMERCO	65	21,243
ArcBest Corp. (2)	795	33,295

		54,538

Total Industrials		622,246

Information Technology — 19.6%

Application Software — 2.3%
Manhattan Associates, Inc. (1)	839	41,824
Netscout Systems, Inc. (1)(2)	670	27,015
PTC, Inc. (1)	654	22,664

		91,503

Communications Equipment — 3.2%
Emulex Corp. (1)(2)	4,841	38,486
InterDigital, Inc.	521	27,545
Plantronics, Inc.	488	24,615
Polycom, Inc. (1)	2,427	33,541

		124,187

Consulting & Other Services — 0.6%
Luxoft Holding, Inc. (1)	489	24,792

Data Processing & Outsourced Services — 2.4%
Euronet Worldwide, Inc. (1)	315	17,797
ExlService Holdings, Inc. (1)(2)	1,008	35,179
MAXIMUS, Inc.	716	42,409

		95,385

Electronic Components — 0.7%
DTS, Inc. (1)(2)	892	26,287

Electronic Manufacturing Services — 2.3%
Benchmark Electronics, Inc. (1)	1,112	26,087
Methode Electronics, Inc.	808	31,423
Sanmina Corp. (1)	1,414	32,098

		89,608

Internet Software & Services — 1.6%
Blucora, Inc. (1)(2)	520	7,706
Cimpress (1)	419	34,987
Constant Contact, Inc. (1)	457	18,888

		61,581

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductor Equipment — 1.1%
Advanced Energy Industries, Inc. (1)(2)	826	$21,988
Kulicke & Soffa Industries, Inc. (1)	1,291	20,656

		42,644

Semiconductors — 4.2%
Diodes, Inc. (1)	600	17,094
Fairchild Semiconductor International, Inc. (1)	1,233	21,504
Integrated Device Technology, Inc. (1)	1,659	34,242
Integrated Silicon Solution, Inc. (2)	1,785	29,345
IXYS Corp.	1,607	19,236
OmniVision Technologies, Inc. (1)	677	18,150
Pericom Semiconductor Corp. (2)	1,666	25,990

		165,561

Systems Software — 0.4%
Progress Software Corp. (1)	556	15,201

Technology Distributors — 0.8%
Insight Enterprises, Inc. (1)	1,125	29,588

Total Information Technology		766,337

Materials — 3.6%

Forest Products — 0.8%
Boise Cascade Co. (1)	867	30,874

Paper Packaging — 1.0%
Graphic Packaging Holding Co. (1)	2,597	39,188

Paper Products — 1.3%
Clearwater Paper Corp. (1)(2)	425	25,951
Neenah Paper, Inc.	420	25,376

		51,327

Steel — 0.5%
Handy & Harman, Ltd. (1)	472	19,791

Total Materials		141,180

Utilities — 2.5%

Electric Utilities — 2.5%
El Paso Electric Co.	678	25,642
PNM Resources, Inc.	1,200	34,260
Portland General Electric Co.	1,019	37,998

Total Utilities		97,900

Total Common Stocks (identified cost $3,402,274)		3,789,971

Short-Term Investments — 41.1%

Collateral Pool Investments for Securities on Loan — 38.8%

Collateral pool allocation (3)		1,517,074

Mutual Funds — 2.3%
BMO Prime Money Market Fund, Class I, 0.010% (4)	89,138	89,138

Total Short-Term Investments (identified cost $1,606,212)		1,606,212

Total Investments — 138.1% (identified cost $5,008,486)		5,396,183
Other Assets and Liabilities — (38.1)%		(1,488,171)

Total Net Assets — 100.0%		$3,908,012

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	12.6%
Consumer Staples	2.5
Energy	2.5
Financials	20.3
Healthcare	17.5
Industrials	15.9
Information Technology	19.6
Materials	3.6
Utilities	2.5
Other Assets & Liabilities, Net	3.0

Total	100.0%

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.2%

Consumer Discretionary — 14.5%

Apparel Retail — 0.5%
Francesca’s Holdings Corp. (1)(2)	251,215	$3,765,713

Apparel, Accessories & Luxury Goods — 1.6%
Columbia Sportswear Co.	125,058	6,989,491
Vince Holding Corp. (1)(2)	230,275	5,234,151

		12,223,642

Auto Parts & Equipment — 0.6%
Motorcar Parts of America, Inc. (1)(2)	157,727	4,140,334

Homebuilding — 6.2%
M/I Homes, Inc. (1)(2)	400,762	8,724,589
TRI Pointe Homes, Inc. (1)	1,131,054	17,961,137
UCP, Inc., Class A (1)(2)	375,396	3,416,104
William Lyon Homes, Class A (1)(2)	729,245	16,546,569

		46,648,399

Homefurnishing Retail — 1.0%
Restoration Hardware Holdings, Inc. (1)(2)	86,249	7,598,537

Housewares & Specialties — 0.8%
Libbey, Inc. (2)	159,061	6,049,090

Publishing — 1.9%
New Media Investment Group, Inc.	573,981	14,177,331

Restaurants — 0.9%
Krispy Kreme Doughnuts, Inc. (1)(2)	317,629	6,930,665

Specialized Consumer Services — 1.0%
LifeLock, Inc. (1)(2)	552,466	7,723,474

Total Consumer Discretionary		109,257,185

Consumer Staples — 0.9%

Packaged Foods & Meats — 0.9%
Hain Celestial Group, Inc. (1)(2)	104,200	6,515,626

Energy — 5.1%

Oil & Gas-Exploration & Production — 1.9%
Bellatrix Exploration, Ltd. (1)(2)	4,937,810	14,319,649

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Storage & Transportation — 3.2%
GasLog, Ltd. (2)	566,841	$11,217,783
Golar LNG, Ltd. (2)	412,400	12,792,648

		24,010,431

Total Energy		38,330,080

Financials — 12.1%

Health Care REIT’s — 3.0%
New Senior Investment Group, Inc. (2)	1,327,351	22,352,591

Mortgage REIT’s — 0.8%
New Residential Investment Corp.	118,967	1,797,591
Newcastle Investment Corp.	882,528	4,271,436

		6,069,027

Multi-Sector Holdings — 2.1%
Pico Holdings, Inc. (1)(2)	924,801	15,878,833

Regional Banks — 1.3%
Home BancShares, Inc. (2)	303,807	9,615,492

Specialized Finance — 2.1%
Gain Capital Holdings, Inc. (2)	1,643,091	15,592,934

Specialized REIT’s — 2.4%
LaSalle Hotel Properties (2)	245,892	9,570,116
Summit Hotel Properties, Inc.	684,475	8,987,157

		18,557,273

Thrifts & Mortgage Finance — 0.4%
BofI Holding, Inc. (1)(2)	35,546	3,142,266

Total Financials		91,208,416

Healthcare — 23.7%

Biotechnology — 2.6%
AMAG Pharmaceuticals, Inc. (1)(2)	266,277	13,108,817
Cancer Genetics, Inc. (1)(2)	229,840	2,013,398
Myriad Genetics, Inc. (1)(2)	134,557	4,584,357

		19,706,572

Healthcare Equipment — 6.2%
ABIOMED, Inc. (1)(2)	148,697	9,039,291
DexCom, Inc. (1)(2)	139,468	8,471,287
Globus Medical, Inc., Class A (1)(2)	345,551	8,389,978
Insulet Corp. (1)(2)	153,510	4,870,872
NxStage Medical, Inc. (1)(2)	707,883	12,161,430
Thoratec Corp. (1)(2)	92,431	3,763,790

		46,696,648

Healthcare Facilities — 2.7%
Acadia Healthcare Co., Inc. (1)(2)	180,408	11,407,198
HealthSouth Corp.	199,643	8,676,485

		20,083,683

Healthcare Services — 0.5%
HMS Holdings Corp. (1)(2)	193,800	3,399,252

Healthcare Supplies — 1.8%
Endologix, Inc. (1)(2)	302,295	4,767,192
Spectranetics Corp. (1)(2)	256,400	8,668,884

		13,436,076

Life Sciences Tools & Services — 3.2%
Albany Molecular Research, Inc. (1)(2)	339,900	5,513,178
ICON PLC, ADR (1)(2)	138,677	9,570,100
PAREXEL International Corp. (1)(2)	142,217	9,167,308

		24,250,586

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Managed Healthcare — 1.2%
Centene Corp. (1)(2)	149,712	$9,201,299

Pharmaceuticals — 5.5%
Akorn, Inc. (1)(2)	216,851	11,668,752
Horizon Pharma PLC (1)(2)	489,997	10,059,639
Lannett Co., Inc. (1)(2)	59,535	3,714,984
Medicines Co. (1)(2)	92,760	2,668,241
Pacira Pharmaceuticals, Inc. (1)(2)	75,200	8,630,704
Phibro Animal Health Corp., Class A	138,038	5,006,638

		41,748,958

Total Healthcare		178,523,074

Industrials — 11.1%

Aerospace & Defense — 1.3%
Hexcel Corp. (2)	212,000	10,086,960

Building Products — 1.7%
Continental Building Products, Inc. (1)	263,318	5,492,814
Lennox International, Inc.	71,000	7,402,460

		12,895,274

Human Resource & Employment Services — 1.3%
On Assignment, Inc. (1)	258,400	9,873,464

Industrial Machinery — 1.6%
Actuant Corp., Class A (2)	95,400	2,426,976
Barnes Group, Inc.	235,880	9,439,918

		11,866,894

Research & Consulting Services — 3.7%
Acacia Research Corp. (2)	1,389,125	17,419,627
Advisory Board Co. (1)(2)	189,908	10,277,821

		27,697,448

Security & Alarm Services — 0.4%
MiX Telematics, Ltd., ADR (1)(2)	609,462	3,443,460

Trading Companies & Distributors — 1.1%
Watsco, Inc. (2)	69,265	8,120,629

Total Industrials		83,984,129

Information Technology — 24.8%

Application Software — 2.3%
Aspen Technology, Inc. (1)(2)	218,009	8,416,237
Manhattan Associates, Inc. (1)	172,969	8,622,505

		17,038,742

Communications Equipment — 2.2%
Aruba Networks, Inc. (1)(2)	171,994	4,267,171
CalAmp Corp. (1)(2)	405,917	7,773,311
Ruckus Wireless, Inc. (1)(2)	346,643	4,388,500

		16,428,982

Consulting & Other Services — 0.9%
Virtusa Corp. (1)(2)	169,971	6,690,059

Data Processing & Outsourced Services — 3.5%
Cardtronics, Inc. (1)(2)	348,175	12,739,723
MAXIMUS, Inc.	169,900	10,063,177
VeriFone Systems, Inc. (1)(2)	111,200	3,913,128

		26,716,028

Electronic Equipment & Instruments — 0.5%
Control4 Corp. (1)(2)	289,890	3,762,772

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Internet Software & Services — 9.7%
Actua Corp. (1)(2)	501,961	$8,412,866
Criteo SA, ADR (1)(2)	300,774	13,643,109
Endurance International Group Holdings, Inc. (1)(2)	464,793	8,654,446
Internap Corp. (1)(2)	926,041	8,815,910
LogMeIn, Inc. (1)(2)	191,389	10,086,200
Marin Software, Inc. (1)(2)	787,147	5,179,427
Shutterstock, Inc. (1)(2)	327,030	18,493,547

		73,285,505

Semiconductors — 0.7%
Microsemi Corp. (1)	157,200	5,068,128

Systems Software — 4.1%
FleetMatics Group PLC (1)(2)	193,400	7,970,014
Proofpoint, Inc. (1)(2)	160,043	9,064,836
Rubicon Project, Inc. (1)(2)	720,674	13,570,291

		30,605,141

Technology Distributors — 0.9%
SYNNEX Corp. (2)	94,300	7,190,375

Total Information Technology		186,785,732

Materials — 0.2%

Gold — 0.2%
Primero Mining Corp. (1)	337,084	1,196,648

Telecommunication Services — 4.8%

Alternative Carriers — 4.8%
8x8, Inc. (1)(2)	709,300	5,255,913
inContact, Inc. (1)(2)	2,625,193	30,741,010

Total Telecommunication Services		35,996,923

Total Common Stocks (identified cost $579,218,111)		731,797,813

Short-Term Investments — 50.8%

Collateral Pool Investments for Securities on Loan — 47.8%

Collateral pool allocation (3)		359,700,650

Mutual Funds — 3.0%
BMO Prime Money Market Fund, Class I, 0.010% (4)	22,509,571	22,509,571

Total Short-Term Investments (identified cost $382,210,221)		382,210,221

Total Investments — 148.0% (identified cost $961,428,332)		1,114,008,034
Other Assets and Liabilities — (48.0)%		(361,298,465)

Total Net Assets — 100.0%		$752,709,569

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	14.5%
Consumer Staples	0.9
Energy	5.1
Financials	12.1
Healthcare	23.7
Industrials	11.1
Information Technology	24.8
Materials	0.2
Telecommunication Services	4.8
Other Assets & Liabilities, Net	2.8

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Micro-Cap Fund

Description	Shares	Value
Common Stocks — 97.3%

Consumer Discretionary — 10.8%

Apparel Retail — 0.9%
Pacific Sunwear of California, Inc. (1)	12,500	$34,875

Catalog Retail — 0.7%
EVINE Live, Inc. (1)	4,046	25,611

Home Furnishings — 0.7%
Flexsteel Industries, Inc.	933	27,850

Homebuilding — 0.8%
Beazer Homes USA, Inc. (1)	1,652	28,150

Homefurnishing Retail — 0.8%
Haverty Furniture Cos., Inc.	1,210	27,891

Internet Retail — 1.6%
1-800-Flowers.com, Inc., Class A (1)	2,878	35,917
Overstock.com, Inc. (1)	1,075	24,424

		60,341

Leisure Products — 1.5%
Arctic Cat, Inc.	706	25,741
Callaway Golf Co.	3,184	28,624

		54,365

Publishing — 0.9%
New Media Investment Group, Inc.	1,365	33,715

Restaurants — 0.7%
Nathan’s Famous, Inc. (1)	299	24,446

Specialized Consumer Services — 1.0%
Carriage Services, Inc.	1,545	35,520

Specialty Stores — 1.2%
MarineMax, Inc. (1)	1,728	43,805

Total Consumer Discretionary		396,569

Consumer Staples — 1.2%

Distillers & Vintners — 0.8%
MGP Ingredients, Inc.	1,953	30,447

Food Distributors — 0.4%
Chefs’ Warehouse, Inc. (1)	761	15,418

Total Consumer Staples		45,865

Energy — 1.5%

Oil & Gas-Exploration & Production — 0.9%
Earthstone Energy, Inc. (1)	602	18,018
Panhandle Oil and Gas, Inc., Class A	683	13,804

		31,822

Oil & Gas-Refining & Marketing — 0.6%
Renewable Energy Group, Inc. (1)	2,422	21,604

Total Energy		53,426

Financials — 23.0%

Asset Management & Custody Banks — 1.1%
Manning & Napier, Inc.	1,507	18,114
Westwood Holdings Group, Inc.	360	22,493

		40,607

Diversified REIT’s — 0.7%
Whitestone	1,593	25,138

Industrial REIT’s — 0.7%
Terreno Realty Corp.	1,132	24,949

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Mortgage REIT’s — 0.8%
Apollo Commercial Real Estate Finance, Inc.	909	$15,535
Ares Commercial Real Estate Corp.	1,269	15,228

		30,763

Office REIT’s — 1.7%
CoreSite Realty Corp.	609	28,891
CyrusOne, Inc.	1,071	31,830

		60,721

Property & Casualty Insurance — 3.6%
AMERISAFE, Inc.	791	32,858
Employers Holdings, Inc.	1,017	23,991
HCI Group, Inc.	855	40,459
United Insurance Holdings Corp.	1,378	33,637

		130,945

Regional Banks — 12.0%
Ameris Bancorp	1,310	34,283
Bank of Marin Bancorp	396	19,867
BNC Bancorp	1,595	25,871
Bryn Mawr Bank Corp.	502	15,030
Eagle Bancorp, Inc. (1)	874	32,469
First Merchants Corp.	1,377	31,065
German American Bancorp, Inc.	747	21,446
Metro Bancorp, Inc.	1,151	29,086
Pinnacle Financial Partners, Inc.	697	29,274
Renasant Corp.	934	26,600
ServisFirst Bancshares, Inc.	1,009	32,429
State Bank Financial Corp.	1,837	37,475
TowneBank/Portsmouth	1,496	23,188
Trico Bancshares	1,419	33,914
Wilshire Bancorp, Inc.	2,704	25,715
Yadkin Financial Corp. (1)	1,171	22,542

		440,254

Reinsurance — 1.0%
Maiden Holdings, Ltd.	2,617	37,449

Thrifts & Mortgage Finance — 1.4%
Brookline Bancorp, Inc.	2,481	24,016
WSFS Financial Corp.	367	28,531

		52,547

Total Financials		843,373

Healthcare — 25.5%

Biotechnology — 8.3%
AMAG Pharmaceuticals, Inc. (1)	639	31,458
Ardelyx, Inc. (1)	1,150	18,107
BioSpecifics Technologies Corp. (1)	674	26,259
Bluebird Bio, Inc. (1)	250	23,830
Eagle Pharmaceuticals, Inc. (1)	627	21,318
Infinity Pharmaceuticals, Inc. (1)	1,561	23,727
MiMedx Group, Inc. (1)	2,125	21,994
NeoGenomics, Inc. (1)	5,243	23,803
OncoMed Pharmaceuticals, Inc. (1)	1,001	25,005
OvaScience, Inc. (1)	457	20,798
Progenics Pharmaceuticals, Inc. (1)	3,085	20,083
Prothena Corp. PLC (1)	729	19,377
Repligen Corp. (1)	1,028	26,430

		302,189

Healthcare Equipment — 3.2%
AngioDynamics, Inc. (1)	1,490	27,714
Fonar Corp. (1)	2,340	31,145
Lumenis, Ltd., Class B (1)	2,720	31,579
SurModics, Inc. (1)	1,176	28,283

		118,721

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Micro-Cap Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Facilities — 0.8%
U.S. Physical Therapy, Inc.	653	$27,681

Healthcare Services — 2.8%
AMN Healthcare Services, Inc. (1)	2,431	54,843
RadNet, Inc. (1)	5,260	46,078

		100,921

Healthcare Supplies — 1.6%
Anika Therapeutics, Inc. (1)	697	27,824
Spectranetics Corp. (1)	915	30,936

		58,760

Healthcare Technology — 2.0%
HealthStream, Inc. (1)	806	20,859
Icad, Inc. (1)	2,552	25,367
Omnicell, Inc. (1)	815	28,566

		74,792

Life Sciences Tools & Services — 1.8%
Affymetrix, Inc. (1)	3,108	36,364
Albany Molecular Research, Inc. (1)	1,105	17,923
Sequenom, Inc. (1)	3,654	12,789

		67,076

Pharmaceuticals — 5.0%
ANI Pharmaceuticals, Inc. (1)	415	27,954
Heska Corp. (1)	1,422	30,573
Hyperion Therapeutics, Inc. (1)	1,074	31,737
Insys Therapeutics, Inc. (1)	581	34,895
Sagent Pharmaceuticals, Inc. (1)	1,043	28,349
Sucampo Pharmaceuticals, Inc., Class A (1)	1,810	27,838

		181,346

Total Healthcare		931,486

Industrials — 11.4%

Aerospace & Defense — 1.1%
Arotech Corp. (1)	7,918	19,716
Ducommun, Inc. (1)	883	21,969

		41,685

Building Products — 2.3%
American Woodmark Corp. (1)	853	44,919
Patrick Industries, Inc. (1)	733	40,498

		85,417

Commercial Printing — 0.8%
Multi-Color Corp.	397	27,107

Construction Machinery & Heavy Trucks — 0.8%
Wabash National Corp. (1)	1,939	28,406

Electrical Components & Equipment — 0.9%
Allied Motion Technologies, Inc.	1,217	33,906

Environmental & Facilities Services — 0.4%
SP Plus Corp. (1)	630	14,244

Industrial Machinery — 1.1%
Hurco Cos., Inc.	522	17,816
Lydall, Inc. (1)	734	23,385

		41,201

Office Services & Supplies — 0.8%
ARC Document Solutions, Inc. (1)	3,591	30,380

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Research & Consulting Services — 1.8%
Franklin Covey Co. (1)	814	$14,571
ICF International, Inc. (1)	769	32,221
RPX Corp. (1)	1,393	20,310

		67,102

Trading Companies & Distributors — 0.7%
DXP Enterprises, Inc. (1)	566	25,923

Trucking — 0.7%
PAM Transportation Services, Inc. (1)	450	23,611

Total Industrials		418,982

Information Technology — 15.8%

Application Software — 1.9%
Callidus Software, Inc. (1)	1,848	26,408
EnerNOC, Inc. (1)	1,531	20,653
Tangoe, Inc. (1)	1,813	22,499

		69,560

Communications Equipment — 2.1%
Alliance Fiber Optic Products, Inc.	1,768	28,995
Bel Fuse, Inc., Class B	994	18,976
ShoreTel, Inc. (1)	3,949	29,420

		77,391

Consulting & Other Services — 1.4%
Lionbridge Technologies, Inc. (1)	3,950	22,238
Virtusa Corp. (1)	722	28,418

		50,656

Electronic Equipment & Instruments — 1.3%
Mesa Laboratories, Inc.	255	18,837
Planar Systems, Inc. (1)	4,577	28,148

		46,985

Internet Software & Services — 3.5%
Everyday Health, Inc. (1)	1,270	18,161
IntraLinks Holdings, Inc. (1)	2,192	22,731
Perficient, Inc. (1)	1,888	37,533
Reis, Inc.	661	16,003
XO Group, Inc. (1)	2,231	34,625

		129,053

Semiconductor Equipment — 1.8%
Cascade Microtech, Inc. (1)	2,731	36,868
FormFactor, Inc. (1)	2,901	28,488

		65,356

Semiconductors — 1.8%
MaxLinear, Inc., Class A (1)	3,950	32,785
Sigma Designs, Inc. (1)	4,283	31,566

		64,351

Systems Software — 0.9%
Gigamon, Inc. (1)	1,676	33,621

Technology Distributors — 0.7%
PC Connection, Inc.	983	25,185

Technology Hardware, Storage & Peripherals — 0.4%
Quantum Corp. (1)	9,338	15,221

Total Information Technology		577,379

Materials — 3.4%

Construction Materials — 0.6%
U.S. Concrete, Inc. (1)	740	22,570

Diversified Chemicals — 0.6%
Trecora Resources (1)	1,541	22,236

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Micro-Cap Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Paper Products — 0.8%
Mercer International, Inc. (1)	1,945	$27,755

Specialty Chemicals — 1.4%
Landec Corp. (1)	2,304	32,164
Zep, Inc.	1,157	19,241

		51,405

Total Materials		123,966

Telecommunication Services — 2.7%

Integrated Telecommunication Services — 2.2%
General Communication, Inc., Class A (1)	2,614	36,256
Hawaiian Telcom Holdco, Inc. (1)	744	19,344
Premiere Global Services, Inc. (1)	2,322	22,617

		78,217

Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications	660	19,199

Total Telecommunication Services		97,416

Utilities — 2.0%

Water Utilities — 2.0%
Middlesex Water Co.	975	22,679
SJW Corp.	947	31,478
York Water Co.	761	18,013

Total Utilities		72,170

Total Common Stocks (identified cost $2,970,152)		3,560,632

Short-Term Investments — 2.1%

Mutual Funds — 2.1%
BMO Prime Money Market Fund, Class I, 0.010% (4)	74,911	74,911

Total Short-Term Investments (identified cost $74,911)		74,911

Total Investments — 99.4% (identified cost $3,045,063)		3,635,543
Other Assets and Liabilities — 0.6%		23,194

Total Net Assets — 100.0%		$3,658,737

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	10.8%
Consumer Staples	1.2
Energy	1.5
Financials	23.0
Healthcare	25.5
Industrials	11.4
Information Technology	15.8
Materials	3.4
Telecommunication Services	2.7
Utilities	2.0
Other Assets & Liabilities, Net	2.7

Total	100.0%

Global Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 96.7%

Austria — 0.5%
EVN AG	533	$6,254
Oesterreichische Post AG	351	17,316

		23,570

Bermuda — 2.2%
APT Satellite Holdings, Ltd.	11,000	13,672
Everest Re Group, Ltd. (2)	425	75,408
Giordano International, Ltd.	18,000	9,005

		98,085

Canada — 8.6%
Artis Real Estate Investment Trust	705	8,662
BCE, Inc.	1,193	52,211
Canadian Tire Corp., Ltd., Class A	139	14,646
Cogeco Cable, Inc. (2)	101	6,017
Dollarama, Inc.	1,824	91,222
Emera, Inc.	550	18,026
First Capital Realty, Inc.	2,116	33,244
Fortis, Inc./Canada	1,365	43,218
Genworth MI Canada, Inc. (2)	2,022	51,355
High Liner Foods, Inc.	290	6,117
Laurentian Bank of Canada (2)	602	23,601
Medical Facilities Corp.	462	7,114
Metro, Inc.	255	7,082
National Bank of Canada (2)	219	8,428
North West Co., Inc.	552	11,150

		382,093

China — 2.5%
China Construction Bank Corp., Class H	34,000	28,320
Chongqing Changan Automobile Co., Ltd., Class B	10,700	29,068
Luthai Textile Co., Ltd., Class B	7,000	9,567
PetroChina Co., Ltd., Class H	16,000	18,567
Yantai Changyu Pioneer Wine Co., Ltd., Class B	7,801	26,765

		112,287

France — 0.3%
Boiron SA	82	8,115
Societe d’Edition de Canal +	833	6,096

		14,211

Germany — 0.9%
Fresenius SE & Co. KGaA	712	40,778

Guernsey — 2.2%
Amdocs, Ltd. (2)	1,826	95,865

Hong Kong — 7.9%
China Mobile, Ltd.	2,500	34,071
CLP Holdings, Ltd.	10,000	89,933
Hang Seng Bank, Ltd.	1,900	34,566
PCCW, Ltd.	104,000	66,376
Power Assets Holdings, Ltd.	5,000	51,381
Television Broadcasts, Ltd. (2)	7,700	49,342
Vitasoy International Holdings, Ltd.	10,000	14,931
VTech Holdings, Ltd. (2)	800	11,419

		352,019

Israel — 5.7%
Bank Hapoalim BM	4,810	21,807
Bank Leumi Le-Israel BM (1)	19,254	66,896
Bezeq Israeli Telecommunication Corp., Ltd.	31,901	51,158
Cellcom Israel, Ltd. (1)	1,038	6,129

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Israel (continued)
Elbit Systems, Ltd.	137	$8,787
Ituran Location and Control, Ltd.	410	9,446
Teva Pharmaceutical Industries, Ltd., ADR (2)	1,553	88,552

		252,775

Italy — 0.2%
Engineering SpA	134	7,048

Japan — 5.5%
Benesse Holdings, Inc.	1,200	38,220
Canon Electronics, Inc.	1,800	34,352
Capcom Co., Ltd.	500	8,836
Duskin Co., Ltd. (2)	1,800	29,959
Megmilk Snow Brand Co., Ltd.	2,200	28,340
Morinaga Milk Industry Co., Ltd.	8,000	31,365
Nippon Telegraph & Telephone Corp.	600	37,216
Nisshin Oillio Group, Ltd.	5,000	18,683
Noevir Holdings Co., Ltd.	500	9,530
Okinawa Cellular Telephone Co.	300	8,677

		245,178

Malaysia — 4.0%
Public Bank Bhd	11,300	57,441
Sime Darby Bhd	10,003	25,896
Telekom Malaysia Bhd	39,600	78,233
Tenaga Nasional Bhd	3,300	13,478

		175,048

Netherlands — 0.4%
Amsterdam Commodities NV	410	10,989
Sligro Food Group NV	150	6,104

		17,093

New Zealand — 4.4%
Air New Zealand, Ltd.	9,349	20,154
Argosy Property, Ltd.	21,060	18,080
Ebos Group, Ltd.	1,256	9,805
Fisher & Paykel Healthcare Corp., Ltd.	18,777	97,290
Infratil, Ltd.	7,695	18,276
Ryman Healthcare, Ltd.	4,502	27,685
Summerset Group Holdings, Ltd.	1,671	4,386

		195,676

Philippines — 0.7%
Manila Electric Co.	4,740	30,102

Portugal — 0.2%
REN - Redes Energeticas Nacionais SGPS SA	3,269	10,023

Singapore — 7.3%
CDL Hospitality Trusts (2)	8,000	10,390
Frasers Centrepoint Trust	19,000	28,440
Hutchison Port Holdings Trust, Class U (2)	29,000	20,155
Mapletree Industrial Trust	8,100	9,183
Mapletree Logistics Trust	47,000	42,418
Raffles Medical Group, Ltd. (2)	6,000	17,126
Religare Health Trust	26,000	20,318
Sheng Siong Group, Ltd.	14,000	7,602
Singapore Airlines, Ltd.	3,000	26,415
Singapore Post, Ltd.	33,000	48,428
Singapore Telecommunications, Ltd.	21,200	65,645
Venture Corp., Ltd. (2)	5,000	29,790

		325,910

Description	Shares	Value
Common Stocks (continued)

South Korea — 0.4%
GS Home Shopping, Inc.	83	$17,696

Switzerland — 1.8%
Intershop Holding AG	19	7,643
Metall Zug AG	3	7,527
Novartis AG	616	62,967

		78,137

Taiwan — 3.2%
Chunghwa Telecom Co., Ltd.	26,000	81,299
Far EasTone Telecommunications Co., Ltd.	4,000	9,884
Shinkong Synthetic Fibers Corp.	46,000	16,258
Taichung Commercial Bank Co., Ltd.	49,755	16,556
Taiwan Secom Co., Ltd.	5,075	13,526
Tung Ho Steel Enterprise Corp.	8,000	6,050

		143,573

United Kingdom — 3.3%
AstraZeneca PLC	521	35,950
Centrica PLC	2,100	7,920
Greggs PLC	3,271	44,288
Next PLC	500	57,856

		146,014

United States — 34.5%
American Capital Mortgage Investment Corp. (2)	2,338	43,136
American Electric Power Co., Inc. (2)	341	19,635
AmerisourceBergen Corp. (2)	1,058	108,720
Atrion Corp. (2)	36	11,700
Avista Corp. (2)	1,970	67,177
Capstead Mortgage Corp. (2)	4,409	52,776
Cintas Corp. (2)	866	72,294
Consolidated Edison, Inc. (2)	1,081	68,254
Cyberonics, Inc. (1)(2)	398	27,263
Dr. Pepper Snapple Group, Inc. (2)	1,347	106,130
Edison International	276	17,733
Entergy Corp. (2)	194	15,425
Exelon Corp. (2)	2,367	80,289
Forrester Research, Inc.	229	8,615
General Mills, Inc.	1,251	67,291
Humana, Inc. (2)	176	28,931
ICU Medical, Inc. (1)	164	14,581
Johnson & Johnson	303	31,061
Kohl’s Corp. (2)	191	14,096
Laboratory Corporation of America Holdings (1)(2)	690	84,891
Magellan Health, Inc. (1)	1,134	72,655
McKesson Corp. (2)	445	101,772
Merck & Co., Inc.	1,410	82,541
Navigators Group, Inc. (1)(2)	246	18,379
NetApp, Inc. (2)	745	28,794
Northfield Bancorp, Inc. (2)	2,259	32,688
PepsiCo, Inc.	840	83,143
Pfizer, Inc. (2)	1,357	46,572
Portland General Electric Co. (2)	1,290	48,104
Wal-Mart Stores, Inc.	910	76,376

		1,531,022

Total Common Stocks (identified cost $3,952,174)		4,294,203

Preferred Stocks — 0.1%

Japan — 0.1%
Shinkin Central Bank	3	5,956

Total Preferred Stocks (identified cost $5,835)		5,956

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Short-Term Investments — 29.2%

Collateral Investment for Securities on Loan — 26.7%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.165% (3)		$1,185,462

Mutual Funds — 2.5%
State Street Institutional Liquid Reserves Fund, 0.090%	109,530	109,530

Total Short-Term Investments (identified cost $1,294,992)		1,294,992

Total Investments — 126.0% (identified cost $5,253,001)		5,595,151
Other Assets and Liabilities — (26.0)%		(1,154,502)

Total Net Assets — 100.0%		$4,440,649

Industry Allocation
Industry	Value	% of Total Net Assets
Aerospace/Defense	$8,787	0.2%
Airlines	46,569	1.0
Apparel	9,567	0.2
Auto Manufacturers	29,068	0.7
Banks	257,615	5.8
Beverages	230,969	5.2
Commercial Services	182,768	4.1
Computers	124,659	2.8
Cosmetics/Personal Care	9,530	0.2
Electric	597,308	13.4
Electronics	39,237	0.9
Food	231,409	5.2
Gas	7,920	0.2
Healthcare-Products	160,639	3.6
Healthcare-Services	283,567	6.4
Holding Companies-Diversified	33,423	0.8
Home Furnishings	34,352	0.8
Insurance	145,141	3.3
Internet	7,048	0.2
Iron/Steel	6,050	0.1
Media	61,455	1.4
Oil & Gas	18,567	0.4
Pharmaceuticals	566,249	12.7
Real Estate	79,285	1.8
Real Estate Investment Trusts	195,006	4.4
Retail	288,498	6.5
Savings & Loans	32,688	0.7
Software	8,836	0.2
Telecommunications	515,990	11.6
Textiles	16,259	0.4
Transportation	65,744	1.5

Total Common Stocks	4,294,203	96.7
Preferred Stocks	5,956	0.1
Collateral Investment for Securities on Loan	1,185,462	26.7
Mutual Funds	109,530	2.5

Total Investments	5,595,151	126.0
Other Assets and Liabilities	(1,154,502)	(26.0)

Total Net Assets	$4,440,649	100.0%

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	8.3%
Consumer Staples	12.7
Energy	0.4
Financials	15.3
Healthcare	23.2
Industrials	7.2
Information Technology	4.6
Materials	0.5
Telecommunication Services	11.4
Utilities	13.2
Other Assets & Liabilities, Net	3.2

Total	100.0%

Pyrford Global Equity Fund

Description	Shares	Value
Common Stocks — 92.9%

Australia — 8.0%
Brambles, Ltd.	2,354	$20,418
Computershare, Ltd. (2)	1,831	17,999
Newcrest Mining, Ltd. (1)	751	8,444
QBE Insurance Group, Ltd.	994	10,089
Rio Tinto, Ltd.	115	5,788
Telstra Corp., Ltd. (2)	906	4,510
Woodside Petroleum, Ltd.	584	16,054
Woolworths, Ltd. (2)	568	13,630

		96,932

Belgium — 0.9%
Colruyt SA	239	11,188

Canada — 3.5%
Imperial Oil, Ltd.	389	15,011
Metro, Inc.	747	20,747
Saputo, Inc. (2)	227	6,595

		42,353

France — 4.0%
Air Liquide SA	128	16,916
Sanofi	175	17,175
Total SA	278	15,006

		49,097

Germany — 1.1%
SAP AG	183	12,869

Hong Kong — 7.1%
ASM Pacific Technology, Ltd.	1,900	19,157
China Mobile, Ltd.	1,500	20,443
CNOOC, Ltd.	10,000	14,364
Power Assets Holdings, Ltd.	1,500	15,414
VTech Holdings, Ltd. (2)	1,200	17,128

		86,506

Israel — 0.9%
Bezeq Israeli Telecommunication Corp., Ltd.	2,298	3,685
Teva Pharmaceutical Industries, Ltd.	129	7,238

		10,923

Japan — 3.9%
KDDI Corp.	100	6,930
Makita Corp.	100	4,757
Mitsubishi Electric Corp.	1,000	11,712
Nihon Kohden Corp.	100	5,141

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Pyrford Global Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Sumitomo Rubber Industries, Ltd.	600	$10,372
Toyota Tsusho Corp. (2)	300	8,313

		47,225

Malaysia — 5.4%
Axiata Group Bhd	13,500	26,820
Lafarge Malaysia Bhd	2,100	5,885
Magnum Bhd	8,300	6,310
Malayan Banking Bhd	10,210	26,064

		65,079

Netherlands — 1.1%
Reed Elsevier NV	3	74
Unilever NV	293	12,755

		12,829

Norway — 1.1%
Telenor ASA	661	13,261

Singapore — 4.4%
ComfortDelGro Corp., Ltd.	6,000	12,944
Sembcorp Industries, Ltd.	3,000	9,311
Singapore Technologies Engineering, Ltd. (2)	3,000	7,726
United Overseas Bank, Ltd.	1,000	16,928
Venture Corp., Ltd. (2)	1,000	5,958

		52,867

Sweden — 2.3%
Assa Abloy AB, Class B	96	5,763
Atlas Copco AB, A Shares	356	11,482
Svenska Cellulosa AB SCA, B Shares	408	10,150

		27,395

Switzerland — 10.1%
Givaudan SA	3	5,762
Nestle SA	390	30,436
Novartis AG	273	27,905
Panalpina Welttransport Holding AG	49	6,805
Roche Holding AG	95	25,789
Schindler Holding AG	41	6,765
Syngenta AG	16	5,636
Zurich Insurance Group AG (1)	42	13,428

		122,526

Taiwan — 3.8%
Advantech Co., Ltd.	2,099	16,041
Chunghwa Telecom Co., Ltd.	5,000	15,634
MediaTek, Inc.	1,000	15,061

		46,736

United Kingdom — 6.8%
BP PLC	1,501	10,383
British American Tobacco PLC	216	12,612
GlaxoSmithKline PLC	633	15,064
Legal & General Group PLC	2,792	12,048
Royal Dutch Shell PLC, A Shares	395	12,934
SSE PLC	432	10,491
Vodafone Group PLC	2,736	9,478

		83,010

United States — 28.5%
Altria Group, Inc.	398	22,403
Automatic Data Processing, Inc. (2)	223	19,811
C.H. Robinson Worldwide, Inc. (2)	304	22,587
Coach, Inc. (2)	594	25,869

Description	Shares	Value
Common Stocks (continued)

United States (continued)
Exxon Mobil Corp.	293	$25,942
General Dynamics Corp. (2)	195	27,062
Home Depot, Inc.	242	27,770
Linear Technology Corp. (2)	571	27,514
McDonald’s Corp. (2)	286	28,285
Microsoft Corp. (2)	866	37,974
Northrop Grumman Corp. (2)	60	9,943
Philip Morris International, Inc.	446	37,000
T. Rowe Price Group, Inc.	408	33,701

		345,861

Total Common Stocks (identified cost $1,092,558)		1,126,657

Preferred Stocks — 0.8%

Germany — 0.8%
Fuchs Petrolub SE	233	9,722

Total Preferred Stocks (identified cost $10,199)		9,722

Short-Term Investments — 23.1%

Collateral Investment for Securities on Loan — 19.5%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.165% (3)		237,351

Mutual Funds — 3.6%
State Street Institutional Liquid Reserves Fund, 0.090%	43,257	43,257

Total Short-Term Investments (identified cost $280,608)		280,608

Total Investments — 116.8% (identified cost $1,383,365)		1,416,987
Other Assets and Liabilities — (16.8)%		(203,454)

Total Net Assets — 100.0%		$1,213,533

Industry Allocation
Industry	Value	% of Total Net Assets
Aerospace/Defense	$37,005	3.1%
Agriculture	72,015	5.9
Auto Parts & Equipment	10,372	0.9
Banks	42,991	3.5
Building Materials	5,885	0.5
Chemicals	28,314	2.3
Commercial Services	40,229	3.3
Computers	34,040	2.8
Cosmetics/Personal Care	22,904	1.9
Distribution/Wholesale	8,313	0.7
Diversified Financial Services	33,701	2.8
Electric	25,905	2.1
Electronics	5,958	0.5
Engineering & Construction	17,038	1.4
Food	82,596	6.8
Hand/Machine Tools	11,521	1.0
Healthcare-Products	5,141	0.4
Holding Companies-Diversified	6,310	0.5
Insurance	35,565	2.9
Machinery-Construction & Mining	23,194	1.9
Media	75	0.0
Metal Fabricate/Hardware	5,763	0.5
Mining	14,232	1.2
Oil & Gas	109,693	9.0
Pharmaceuticals	93,172	7.7

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford Global Equity Fund (continued)

Industry Allocation
Industry	Value	% of Total Net Assets
Retail	$81,924	6.8%
Semiconductors	61,732	5.1
Software	50,843	4.2
Telecommunications	117,890	9.7
Transportation	42,336	3.5

Total Common Stocks	1,126,657	92.9
Preferred Stocks	9,722	0.8
Collateral Investment for Securities on Loan	237,351	19.5
Mutual Funds	43,257	3.6

Total Investments	1,416,987	116.8
Other Assets and Liabilities	(203,454)	(16.8)

Total Net Assets	$1,213,533	100.0%

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	7.6%
Consumer Staples	13.8
Energy	9.9
Financials	9.8
Healthcare	8.1
Industrials	14.2
Information Technology	15.0
Materials	4.8
Telecommunication Services	8.3
Utilities	2.2
Other Assets & Liabilities, Net	6.3

Total	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 92.6%

Australia — 9.7%
Brambles, Ltd.	973,698	$8,445,410
Computershare, Ltd.	784,573	7,712,364
Newcrest Mining, Ltd. (1)	315,189	3,544,095
QBE Insurance Group, Ltd.	440,776	4,474,047
Rio Tinto, Ltd. (2)	68,536	3,449,416
Telstra Corp., Ltd.	402,980	2,005,841
Woodside Petroleum, Ltd.	241,603	6,641,584
Woolworths, Ltd. (2)	239,098	5,737,587

		42,010,344

Belgium — 2.4%
Belgacom SA	121,315	4,563,491
Colruyt SA	125,147	5,858,114

		10,421,605

Finland — 0.9%
Kone OYJ, Class B (2)	87,647	4,038,992

France — 6.9%
Air Liquide SA	54,712	7,230,728
Legrand SA	73,290	4,051,550
Rubis SCA (2)	64,796	3,931,491

Description	Shares	Value
Common Stocks (continued)

France (continued)
Sanofi	87,211	$8,558,948
Total SA	111,097	5,996,726

		29,769,443

Germany — 5.7%
Brenntag AG	109,319	6,391,922
Deutsche Post AG	197,756	6,734,125
GEA Group AG	108,725	5,377,758
SAP AG	83,884	5,898,816

		24,402,621

Hong Kong — 7.5%
ASM Pacific Technology, Ltd.	645,100	6,504,399
China Mobile, Ltd.	631,500	8,606,404
CNOOC, Ltd.	3,682,000	5,288,620
Power Assets Holdings, Ltd.	557,000	5,723,833
VTech Holdings, Ltd. (2)	424,700	6,061,824

		32,185,080

Israel — 1.2%
Bezeq Israeli Telecommunication Corp., Ltd.	1,269,711	2,036,153
Teva Pharmaceutical Industries, Ltd.	59,096	3,315,708

		5,351,861

Japan — 8.8%
KDDI Corp.	93,700	6,493,400
Makita Corp.	96,500	4,590,052
Mitsubishi Electric Corp.	572,000	6,699,035
Nihon Kohden Corp.	104,500	5,372,414
Sumitomo Rubber Industries, Ltd.	458,800	7,931,439
Toyota Tsusho Corp. (2)	244,200	6,767,172

		37,853,512

Malaysia — 4.6%
Axiata Group Bhd	4,103,300	8,151,950
Lafarge Malaysia Bhd	665,800	1,865,866
Magnum Bhd	2,268,100	1,724,360
Malayan Banking Bhd	3,159,803	8,066,090

		19,808,266

Netherlands — 4.0%
Koninklijke Vopak NV (2)	103,991	5,469,444
Reed Elsevier NV	202,911	5,040,900
Unilever NV	159,126	6,926,922

		17,437,266

Norway — 1.8%
Telenor ASA	395,041	7,925,503

Singapore — 4.6%
ComfortDelGro Corp., Ltd.	2,378,000	5,129,926
Sembcorp Industries, Ltd.	1,124,000	3,488,660
Singapore Technologies Engineering, Ltd. (2)	1,186,000	3,054,526
United Overseas Bank, Ltd.	297,000	5,027,545
Venture Corp., Ltd.	545,000	3,247,166

		19,947,823

Sweden — 3.5%
Assa Abloy AB, Class B	49,334	2,961,697
Atlas Copco AB, A Shares	185,461	5,981,823
Svenska Cellulosa AB SCA, B Shares	242,400	6,030,198

		14,973,718

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Switzerland — 13.1%
Givaudan SA	1,474	$2,830,958
Nestle SA	185,259	14,457,722
Novartis AG	113,406	11,592,190
Panalpina Welttransport Holding AG (2)	21,822	3,030,611
Roche Holding AG	47,658	12,937,421
Schindler Holding AG	17,386	2,868,640
Syngenta AG	8,156	2,872,801
Zurich Insurance Group AG (1)	18,592	5,944,136

		56,534,479

Taiwan — 2.8%
Advantech Co., Ltd.	472,218	3,608,735
Chunghwa Telecom Co., Ltd.	1,348,000	4,215,049
MediaTek, Inc.	289,000	4,352,714

		12,176,498

United Kingdom — 15.1%
BP PLC	661,754	4,577,500
British American Tobacco PLC	119,654	6,986,410
GlaxoSmithKline PLC	275,298	6,551,668
Legal & General Group PLC	1,554,298	6,706,894
National Grid PLC	512,070	7,009,102
Royal Dutch Shell PLC, A Shares	178,075	5,830,782
Royal Dutch Shell PLC, B Shares	169,404	5,768,143
Sky PLC	356,259	5,480,857
SSE PLC	224,877	5,461,087
United Utilities Group PLC	362,269	5,290,877
Vodafone Group PLC	1,633,332	5,658,517

		65,321,837

Total Common Stocks (identified cost $361,464,810)		400,158,848

Preferred Stocks — 1.5%

Germany — 1.5%
Fuchs Petrolub SE	159,869	6,670,340

Total Preferred Stocks (identified cost $5,846,839)		6,670,340

Short-Term Investments — 10.4%

Collateral Investment for Securities on Loan — 6.4%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.165% (3)		27,710,641

Mutual Funds — 4.0%
State Street Institutional Liquid Reserves Fund, 0.090%	17,392,188	17,392,188

Total Short-Term Investments (identified cost $45,102,829)		45,102,829

Total Investments — 104.5% (identified cost $412,414,478)		451,932,017
Other Assets and Liabilities — (4.5)%		(19,598,254)

Total Net Assets — 100.0%		$432,333,763

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$6,986,410	1.6%
Auto Parts & Equipment	7,931,439	1.8
Banks	13,093,635	3.0
Building Materials	1,865,866	0.4
Chemicals	19,326,410	4.5
Commercial Services	8,445,410	2.0
Computers	11,321,099	2.6
Cosmetics/Personal Care	12,957,120	3.0
Distribution/Wholesale	6,767,172	1.6
Electric	11,184,919	2.6
Electrical Components & Equipment	4,051,550	0.9
Electronics	3,247,166	0.8
Engineering & Construction	6,543,185	1.5
Food	26,053,424	6.0
Gas	10,940,593	2.5
Hand/Machine Tools	7,458,692	1.7
Healthcare-Products	5,372,414	1.3
Holding Companies-Diversified	7,102,118	1.7
Insurance	17,125,077	4.0
Machinery-Construction & Mining	12,680,858	2.9
Machinery-Diversified	4,038,992	0.9
Media	10,521,757	2.4
Metal Fabricate/Hardware	2,961,697	0.7
Mining	6,993,511	1.6
Oil & Gas	34,103,355	7.9
Pharmaceuticals	42,955,936	9.9
Pipelines	5,469,444	1.3
Semiconductors	10,857,114	2.5
Software	5,898,816	1.4
Telecommunications	55,718,131	12.9
Transportation	14,894,662	3.5
Water	5,290,876	1.2

Total Common Stocks	400,158,848	92.6
Preferred Stocks	6,670,340	1.5
Collateral Investment for Securities on Loan	27,710,641	6.4
Mutual Funds	17,392,188	4.0

Total Investments	451,932,017	104.5
Other Assets and Liabilities	(19,598,254)	(4.5)

Total Net Assets	$432,333,763	100.0%

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	4.3%
Consumer Staples	9.2
Energy	9.4
Financials	7.4
Healthcare	11.2
Industrials	20.5
Information Technology	7.9
Materials	6.4
Telecommunication Services	11.5
Utilities	6.3
Other Assets & Liabilities, Net	5.9

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

LGM Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 97.7%

Bermuda — 5.3%
Credicorp, Ltd. (2)	25,350	$3,681,327
Giordano International, Ltd. (2)	3,636,000	1,818,985
Jardine Matheson Holdings, Ltd.	55,600	3,586,200

		9,086,512

Brazil — 1.2%
CCR SA	335,700	1,971,332

Cayman Islands — 4.6%
Sands China, Ltd.	958,800	4,370,095
Want Want China Holdings, Ltd. (2)	3,240,000	3,563,423

		7,933,518

Chile — 1.4%
Aguas Andinas SA, Class A	3,965,480	2,369,153

Egypt — 3.4%
Commercial International Bank Egypt SAE GDR	878,991	5,880,450

Hong Kong — 2.7%
SJM Holdings, Ltd. (2)	3,173,000	4,582,068

India — 30.2%
Bata India, Ltd.	139,189	2,763,286
Container Corp. Of India, Ltd.	121,595	3,049,466
Emami, Ltd.	510,658	7,925,713
ICICI Bank, Ltd.	912,050	4,958,317
ITC, Ltd.	1,835,393	11,670,730
Mahindra & Mahindra, Ltd.	145,850	3,008,444
Nestle India, Ltd.	44,800	5,088,520
Titan Co., Ltd.	632,637	4,435,778
Yes Bank, Ltd.	658,208	8,764,747

		51,665,001

Indonesia — 9.1%
Bank Mandiri Persero Tbk PT	6,626,104	6,151,895
Kalbe Farma Tbk PT	33,379,000	4,661,439
Unilever Indonesia Tbk PT	1,733,700	4,828,874

		15,642,208

Kenya — 0.5%
East African Breweries Ltd.	246,300	821,898

Malaysia — 0.5%
Public Bank Bhd	157,800	802,135

Mexico — 8.7%
Bolsa Mexicana de Valores SAB de C.V. (2)	1,820,961	3,226,556
Grupo Financiero Banorte SAB de C.V., Class O	672,330	3,638,306
Grupo Herdez SAB de C.V. (1)	1,015,546	2,544,393
Wal-Mart de Mexico SAB de C.V. (2)	2,244,989	5,508,890

		14,918,145

Nigeria — 1.3%
Guaranty Trust Bank PLC	18,475,191	2,143,505

Philippines — 11.3%
Metropolitan Bank & Trust Co.	2,544,194	5,340,557
Philippine Long Distance Telephone Co.	55,510	3,981,007
Universal Robina Corp.	2,039,270	10,083,032

		19,404,596

Description	Shares or Participation Units	Value
Common Stocks (continued)

Singapore — 3.7%
Jardine Cycle & Carriage, Ltd.	202,000	$6,328,943

South Africa — 5.2%
Cashbuild, Ltd.	63,592	1,188,225
Clicks Group, Ltd. (2)	290,809	2,232,199
Discovery, Ltd.	241,350	2,478,148
Life Healthcare Group Holdings, Ltd.	763,847	2,965,951

		8,864,523

South Korea — 0.8%
KT&G Corp.	18,640	1,358,663

Taiwan — 1.4%
President Chain Store Corp.	184,000	1,429,581
St. Shine Optical Co., Ltd.	57,000	923,834

		2,353,415

Thailand — 3.3%
Advanced Info Service PCL	468,500	3,376,446
Bangkok Bank PCL	168,126	956,857
Kasikornbank PCL	199,269	1,331,336

		5,664,639

Turkey — 2.6%
BIM Birlesik Magazalar AS	241,933	4,532,567

Vietnam — 0.5%
Vietnam Dairy Products JSC	177,600	898,503

Total Common Stocks (identified cost $144,452,401)		167,221,774

Preferred Stocks — 1.4%

Brazil — 0.3%
Cia Energetica de Minas Gerais	99,478	454,857

Chile — 1.1%
Coca-Cola Embonor SA	1,310,775	1,911,637

Total Preferred Stocks (identified cost $3,920,590)		2,366,494

Participation Notes — 1.8%

United States — 1.8%
Vietnam Dairy Products JSC, Issued by Citigroup Global Markets Holding, Maturity Date 1/20/2015 (1) (5)	601,506	3,043,196

Total Participation Notes (identified cost $3,447,951)		3,043,196

Short-Term Investments — 12.4%

Collateral Investment for Securities on Loan — 6.7%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.165% (3)		11,552,754

Mutual Funds — 5.7%
State Street Institutional Liquid Reserves Fund, 0.090%	9,690,375	9,690,375

Total Short-Term Investments (identified cost $21,243,129)		21,243,129

Total Investments — 113.3% (identified cost $173,064,071)		193,874,593
Other Assets and Liabilities — (13.3)%		(22,780,401)

Total Net Assets — 100.0%		$171,094,192

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

LGM Emerging Markets Equity Fund (continued)

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$13,029,392	7.6%
Apparel	2,763,286	1.6
Auto Manufacturers	3,008,444	1.8
Banks	43,649,434	25.5
Beverages	821,898	0.5
Commercial Services	1,971,332	1.2
Distribution/Wholesale	6,328,943	3.7
Diversified Financial Services	3,226,556	1.9
Food	26,710,439	15.6
Healthcare-Products	923,834	0.5
Healthcare-Services	2,965,951	1.7
Holding Companies-Diversified	3,586,200	2.1
Household Products/Wares	4,828,874	2.8
Insurance	2,478,148	1.4
Lodging	8,952,162	5.2
Pharmaceuticals	12,587,152	7.4
Retail	16,613,656	9.7
Telecommunications	7,357,454	4.3
Transportation	3,049,466	1.8
Water	2,369,153	1.4

Total Common Stocks	167,221,774	97.7
Preferred Stocks	2,366,494	1.4
Participation Notes	3,043,196	1.8
Collateral Investment for Securities on Loan	11,552,754	6.7
Mutual Funds	9,690,375	5.7

Total Investments	193,874,593	113.3
Other Assets and Liabilities	(22,780,401)	(13.3)

Total Net Assets	$171,094,192	100.0%

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	16.7%
Consumer Staples	37.6
Financials	28.8
Healthcare	5.0
Industrials	5.0
Telecommunication Services	4.3
Utilities	1.7
Participation Notes	1.8
Other Assets & Liabilities, Net	(0.9)

Total	100.0%

TCH Emerging Markets Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 69.6%

Bahrain — 2.6%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	$200,000	$201,608

Brazil — 3.7%
Banco Bradesco SA/Cayman Islands, 5.900%, 1/16/2021 (6)(7)	100,000	106,813

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Brazil (continued)
Samarco Mineracao SA, 4.125%, 11/1/2022 (2)(6)(7)	$200,000	$186,750

		293,563

British Virgin Islands — 2.8%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (6)(7)	200,000	216,513

Canada — 1.0%
Pacific Rubiales Energy Corp., 5.125%, 3/28/2023 (2)(6)(7)	125,000	82,813

Chile — 2.8%
Empresa de Transporte de Pasajeros Metro SA, 4.750%, 2/4/2024 (2)(6)(7)	200,000	216,846

Colombia — 4.7%
Bancolombia SA, 6.125%, 7/26/2020 (2)	150,000	163,470
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022 (2)	200,000	203,100

		366,570

Costa Rica — 2.6%
Banco de Costa Rica, 5.250%, 8/12/2018 (6)(7)	200,000	204,500

Hungary — 2.6%
Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020 (6)(7)	200,000	205,500

Indonesia — 5.3%
Bank Rakyat Indonesia Persero Tbk PT, 2.950%, 3/28/2018 (2)	200,000	201,250
Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024 (6)(7)	200,000	214,000

		415,250

Ireland — 2.0%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021 (6)(7)	150,000	159,000

Kazakstan — 4.5%
Eurasian Development Bank, 4.767%, 9/20/2022 (6)(7)	200,000	172,500
KazMunayGas National Co. JSC, 4.400%, 4/30/2023 (6)(7)	200,000	180,000

		352,500

Luxembourg — 2.1%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (6)(7)	200,000	166,000

Mexico — 11.3%
America Movil SAB de C.V., 6.450%, 12/5/2022 (8)	2,000,000	132,226
Cemex SAB de C.V., 7.250%, 1/15/2021 (2)(6)(7)	200,000	214,000
Empresas ICA SAB de C.V., 8.875%, 5/29/2024 (6) (7)	200,000	136,940
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (2)(6)(7)	200,000	201,300
Petroleos Mexicanos:
4.250%, 1/15/2025 (6)(7)	100,000	100,950
5.625%, 1/23/2046 (2)(6)(7)	100,000	102,800

		888,216

Morocco — 2.9%
OCP SA, 6.875%, 4/25/2044 (6)(7)	200,000	226,800

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Emerging Markets Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Netherlands — 7.8%
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (6)(7)	$150,000	$158,062
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)(7)	200,000	187,508
Marfrig Holding Europe BV, 6.875%, 6/24/2019 (6)(7)	200,000	180,900
Petrobras Global Finance BV, 5.375%, 1/27/2021 (2)	100,000	90,478

		616,948

Turkey — 5.1%
TC Ziraat Bankasi AS, 4.250%, 7/3/2019 (6)(7)	200,000	200,396
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (6)(7)	200,000	201,740

		402,136

United States — 4.5%
Braskem America Finance Co., 7.125%, 7/22/2041 (2)(6)(7)	200,000	183,060
Southern Copper Corp., 7.500%, 7/27/2035	150,000	170,639

		353,699

Venezuela — 1.3%
Petroleos de Venezuela SA, 8.500%, 11/2/2017 (6)(7)	150,000	99,240

Total Corporate Bonds & Notes (identified cost $5,551,889)		5,467,702

International Bonds — 27.3%

Armenia — 1.9%
Republic of Armenia, 6.000%, 9/30/2020 (2)(6)(7)	150,000	146,625

Azerbaijan — 2.6%
Republic of Azerbaijan International Bond, 4.750%, 3/18/2024 (6)(7)	200,000	203,048

Bahrain — 2.5%
Bahrain Government International Bond, 6.000%, 9/19/2044 (6)(7)	200,000	197,000

Bolivia — 2.7%
Bolivian Government International Bond, 5.950%, 8/22/2023 (6)(7)	200,000	211,500

Brazil — 1.1%
Brazilian Government International Bond, 12.500%, 1/5/2016 (8)	250,000	88,727

Colombia — 0.9%
Colombia Government International Bond, 8.125%, 5/21/2024 (2)	50,000	67,625

Croatia — 2.1%
Croatia Government International Bond, 5.500%, 4/4/2023 (6)(7)	150,000	161,873

Ethiopia — 2.6%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/2024 (6)(7)	200,000	201,000

Georgia — 2.8%
Georgia Government International Bond, 6.875%, 4/12/2021	200,000	223,500

Description	Shares or Principal Amount	Value
International Bonds (continued)

Indonesia — 2.7%
Indonesia Government International Bond, 5.125%, 1/15/2045 (2)(6)(7)	$200,000	$214,000

Paraguay — 2.8%
Republic of Paraguay, 6.100%, 8/11/2044 (2)(6)(7)	200,000	221,750

South Africa — 2.6%
ZAR Sovereign Capital Fund Propriety, Ltd., 3.903%, 6/24/2020 (6)(7)	200,000	205,250

Total International Bonds (identified cost $2,074,836)		2,141,898

Short-Term Investments — 28.4%

Collateral Investment for Securities on Loan — 27.1%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.165% (3)		2,126,728

Mutual Funds — 1.3%
State Street Institutional Liquid Reserves Fund, 0.090%	105,790	105,790

Total Short-Term Investments (identified cost $2,232,518)		2,232,518

Total Investments — 125.3% (identified cost $9,859,243)		9,842,118
Other Assets and Liabilities — (25.3)%		(1,986,507)

Total Net Assets — 100.0%		$7,855,611

Industry Allocation
Industry	Value	% of Total Net Assets
Banks	$1,078,169	13.7%
Building Materials	214,000	2.7
Chemicals	611,160	7.8
Diversified Financial Services	375,513	4.8
Engineering & Construction	136,940	1.7
Food	180,900	2.3
Gas	214,000	2.7
Iron/Steel	186,750	2.4
Mining	170,639	2.2
Multi-National	172,500	2.2
Oil & Gas	822,281	10.5
Sovereign	205,500	2.6
Telecommunications	694,996	8.8
Transportation	404,354	5.2

Total Corporate Bonds & Notes	5,467,702	69.6
International Bonds	2,141,898	27.3
Collateral Investment for Securities on Loan	2,126,728	27.1
Mutual Funds	105,790	1.3

Total Investments	9,842,118	125.3
Other Assets and Liabilities	(1,986,507)	(25.3)

Total Net Assets	$7,855,611	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

TCH Emerging Markets Bond Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Corporate Bonds & Notes	69.6%
International Bonds	27.3
Other Assets & Liabilities, Net	3.1

Total	100.0%

Alternative Strategies Fund

Description	Principal Amount	Value
Bank Loans — 11.8%

Luxembourg — 0.6%
Altice Financing SA, 5.250%, 2/4/2022 (11)(13)	$200,000	$201,437

Puerto Rico — 0.3%
Liberty Cablevision of Puerto Rico LLC, 4.500%, 1/7/2022 (11)(13)	100,000	97,708

United Kingdom — 0.6%
Advanced Computer Software GR, 6.500%, 1/26/2022 (11)(13)	200,000	197,000

United States — 10.3%
Aruba Investments, Inc., 5.250%, 2/2/2022 (11)	200,000	200,685
Ascend Learning LLC, 6.000%, 7/31/2019 (11)	97,000	97,444
Astoria Energy LLC, 5.000%, 12/24/2021 (11)	50,000	50,000
BATS Global Markets Holdings, Inc., 5.750%, 1/31/2020 (11)(13)	9,000	8,910
Charter Nex Films, Inc., 5.250%, 1/15/2022 (11)	250,000	251,251
Charter Nex Films, Inc., 9.250%, 1/15/2023 (11)	250,000	251,250
Curo Health Services LLC, 6.500%, 2/2/2022 (11)	196,000	197,838
Dynacast International LLC, 5.250%, 1/28/2022 (11)	250,000	251,563
Fieldwood Energy LLC, 8.125%, 9/30/2020 (11)(13)	63,000	48,533
General Communications, Inc., 4.750%, 2/2/2022 (11)	50,000	50,167
GK Holdings, Inc., 6.500%, 1/20/2021 (11)	250,000	248,125
IG Investment Holdings LLC, 6.000%, 10/29/2021 (11)	500,000	499,687
Mirion Technologies, Inc., 5.750%, 1/8/2022 (11)(13)	250,000	250,314
Nord Anglia Education Finance LLC, 4.500%, 3/31/2021 (11)(13)	8,000	7,995
Oasis Outsourcing Holdings, Inc., 5.750%, 12/18/2021 (11)	100,000	100,500

Description	Shares or Principal Amount	Value
Bank Loans (continued)

United States (continued)
Petsmart, Inc., 5.000%, 2/18/2022 (11)(13)	$19,000	$19,153
Presidio, Inc., 6.250%, 2/2/2022 (11)	250,000	247,500
RCS Capital Corp., 6.500%, 4/29/2019 (11)	500,000	481,667
Riverbed Technology, Inc., 6.000%, 2/19/2022 (11)(13)	47,000	47,426
SS&C Technologies, Inc., 6.000%, 2/20/2016 (11)(13)	168,000	168,000
U.S. Farathane LLC, 6.750%, 12/23/2021 (11)	43,000	42,946
Vogue International LLC, 5.750%, 2/14/2020 (11)(13)	15,000	15,094

		3,536,048

Total Bank Loans (identified cost $3,978,648)		4,032,193

Common Stocks — 46.8%

Bermuda — 0.0%
Syncora Holdings Ltd. (1)	4,182	6,273

Canada — 1.7%
Valeant Pharmaceuticals International, Inc. (9)(1)	3,000	592,440

Cayman Islands — 0.2%
Baidu, Inc. ADR (9)(1)	347	70,701

France — 0.0%
Belvedere SA (1)	1,054	12,479

Germany — 0.1%
SAP SE ADR	482	33,832

Ireland — 3.2%
Actavis PLC (1)	1,168	340,308
Medtronic, Inc. (9)	3,218	249,685
Perrigo Co. PLC (9)	1,050	162,193
Seagate Technology PLC	3,205	195,890
Tyco International PLC	3,425	144,604

		1,092,680

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd., ADR	1,745	99,500

Jersey — 0.5%
Kennedy Wilson Europe Real Estate PLC	9,450	157,128

Luxembourg — 0.2%
Altice SA (1)	296	29,513
Intelsat SA (9)(1)	1,805	22,328

		51,841

Netherlands — 0.6%
LyondellBasell Industries NV, Class A (9)	2,490	213,916

Switzerland — 0.3%
Novartis AG ADR	1,125	115,200

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks (continued)

United States — 39.7%
AbbVie, Inc.	1,435	$86,818
Aetna, Inc.	606	60,327
Air Products & Chemicals, Inc. (9)	1,725	269,341
Alere, Inc. (1)	3,125	142,094
Allergan, Inc. (9)	928	215,983
Ambac Financial Group, Inc. (9)(1)	668	16,627
American Eagle Outfitters, Inc.	5,700	85,329
American International Group, Inc.	2,200	121,726
Anadarko Petroleum Corp. (9)	923	77,744
ANN, Inc. (9)(1)	4,875	175,061
Anthem, Inc.	299	43,789
AOL, Inc. (1)	3,735	151,417
Aramark (9)	5,175	163,789
Avis Budget Group, Inc. (9)(1)	3,660	221,869
Baker Hughes, Inc.	1,272	79,513
Bank of America Corp.	5,150	81,422
Belden, Inc. (9)	1,725	153,145
Bloomin’ Brands, Inc. (9)	3,325	85,652
Broadcom Corp., Class A	2,875	130,036
Cablevision Systems Corp., Class A (9)	3,170	59,533
Cardinal Health, Inc.	1,135	99,869
Carlisle Cos., Inc.	925	86,090
CBS Corp., Class B (9)	3,553	209,982
Charter Communications, Inc., Class A (1)	675	121,905
Churchill Downs, Inc.	1,000	109,840
Cigna Corp.	1,764	214,555
Cognizant Technology Solutions Corp., Class A (9)(1)	2,739	171,146
Cooper Tire & Rubber Co.	320	12,179
CST Brands, Inc.	3,700	154,031
Delta Air Lines, Inc. (9)	4,895	217,925
Devon Energy Corp. (9)	4,406	271,366
DIRECTV (9)(1)	2,663	235,942
Discovery Communications, Inc., Class A (1)	263	8,495
Discovery Communications, Inc., Class C (1)	263	8,024
DISH Network Corp., Class A (9)(1)	993	74,515
Dollar Tree, Inc. (9)(1)	1,225	97,608
Eastman Chemical Co. (9)	2,290	170,513
EMC Corp.	1,975	57,157
EOG Resources, Inc.	836	75,006
Equinix, Inc.	450	100,879
Exxon Mobil Corp. (9)	1,893	167,606
Facebook, Inc., Class A (9)(1)	1,188	93,816
Fair Isaac Corp.	800	68,096
Google, Inc., Class A (1)	305	171,602
Graphic Packaging Holding Co. (1)	13,570	204,771
Gray Television, Inc. (9)(1)	5,929	64,863
Halliburton Co.	4,049	173,864
Halozyme Therapeutics, Inc. (1)	11,220	169,085
HCA Holdings, Inc. (1)	105	7,512
Hertz Global Holdings, Inc. (1)	6,950	160,336
Hewlett-Packard Co.	5,735	199,807
Intrexon Corp. (1)	3,555	145,968
Journal Communications, Inc., Class A (9)(1)	3,041	36,127
Lexmark International, Inc., Class A	2,980	127,127
Loral Space & Communications, Inc. (9)(1)	1,304	92,754

Description	Shares or Principal Amount	Value
Common Stocks (continued)

United States (continued)
Lorillard, Inc.	775	$53,026
Lowe’s Cos., Inc. (9)	4,350	322,291
Macquarie Infrastructure Co. LLC	1,549	121,767
McKesson Corp.	325	74,328
Motorola Solutions, Inc.	1,990	135,201
Myriad Genetics, Inc. (1)	3,510	119,586
NCR Corp. (1)	3,800	111,758
Nexstar Broadcasting Group, Inc., Class A (9)	591	32,227
NiSource, Inc.	1,950	83,675
Omnicare, Inc.	1,765	135,446
Phillips 66 (9)	3,955	310,309
Pitney Bowes, Inc.	5,990	138,788
Priceline Group, Inc. (1)	94	116,323
PTC, Inc. (9)(1)	5,500	190,602
PVH Corp.	1,350	143,815
RCS Capital Corp., Class A (9)	1,001	11,411
Regis Corp. (1)	6,700	107,468
SanDisk Corp. (9)	3,010	240,589
Sealed Air Corp. (9)	8,220	387,409
SemGroup Corp., Class A (9)	4,830	373,407
Service Corp. International	5,630	139,906
Sinclair Broadcast Group, Inc., Class A (9)	1,000	27,460
Sirius XM Holdings, Inc. (1)	31,150	121,174
Southwestern Energy Co. (1)	3,562	89,335
STERIS Corp.	1,300	83,876
Targa Resources Corp.	1,649	164,207
Theravance, Inc.	5,910	106,735
Thermo Fisher Scientific, Inc.	900	117,000
Time Warner Cable, Inc.	949	146,193
Tribune Media Co., Class A (1)	1,609	106,146
Union Pacific Corp.	1,130	135,894
United Technologies Corp. (9)	1,525	185,913
United Therapeutics Corp. (1)	760	117,838
Valspar Corp. (9)	2,850	246,952
Verint Systems, Inc. (1)	2,950	179,581
Verizon Communications, Inc. (9)	4,138	204,624
Vista Outdoor, Inc. (1)	4,400	192,104
Visteon Corp. (1)	1,125	113,096
Walgreens Boots Alliance, Inc. (9)	1,775	147,467
Western Digital Corp. (9)	1,659	177,480
WR Grace & Co. (9)(1)	3,120	309,348
Wyndham Worldwide Corp. (9)	2,820	257,974
Yahoo!, Inc. (1)	1,710	75,719
Zoetis, Inc.	2,300	106,007

		13,563,031

Total Common Stocks (identified cost $15,016,670)		16,009,021

Corporate Bonds & Notes — 0.1%

Bermuda — 0.0%
Syncora Holdings Ltd., 6.880%, 9/29/2049	$17,000	8,035

United States — 0.1%
Dean Foods Co., 6.500%, 3/15/2023	8,000	8,055

Total Corporate Bonds & Notes (identified cost $15,948)		16,090

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares, Contracts or Principal Amount	Value
Exchange Traded Funds — 0.7%

United States — 0.7%
PowerShares DB U.S. Dollar Index Bullish Fund	9,075	$228,690

Total Exchange Traded Funds (identified cost $217,182)		228,690

Limited Partnership Units — 0.2%

United States — 0.2%
EV Energy Partners LP	3,220	48,815

Total Limited Partnership Units (identified cost $78,143)		48,815

Purchased Call Options — 1.7%

United States — 1.7%
HCA Holdings, Inc., Exercise Price: $65.00, 1/15/2016 (1)	3,200	39,680
Liberty TripAdvisor Holdings, Inc., Exercise Price: $22.50, 4/17/2015 (1)	3,000	31,500
SanDisk Corp., Exercise Price: $92.50, 1/15/2016 (1)	400	1,770
Theravance, Inc., Exercise Price: $11.00, 9/18/2015 (1)	7,000	49,700
S&P 500 Index, Exercise Price: $2,000.00, 3/20/2015 (1)	4,300	461,820
S&P 500 Index, Exercise Price: $2,085.00, 3/20/2015 (1)	100	3,732

		588,202

Total Purchased Call Options (identified cost $309,988)		588,202

Purchased Put Options — 0.1%

United States — 0.1%
AT&T, Inc., Exercise Price: $35.00, 4/17/2015 (1)	4,100	4,920
AT&T, Inc., Exercise Price: $35.00, 6/19/2015 (1)	900	1,521
Corning, Inc., Exercise Price: $23.00, 5/15/2015 (1)	1,600	768
S&P 500 Index, Exercise Price: $2,075.00, 3/20/2015 (1)	3,000	39,000

Total Purchased Put Options (identified cost $93,454)		46,209

Short-Term Investments — 39.9%

Mutual Funds — 25.3%
State Street Institutional Liquid Reserves Fund, 0.090%	8,658,771	8,658,771

U.S. Treasury Bills — 14.6%
United States Treasury Bill, 0.030%, 3/26/2015 (9)(10)	$5,000,000	4,999,935

Total Short-Term Investments (identified cost $13,658,660)		13,658,706

Total Investments — 101.3% (identified cost $33,368,693)		34,627,926
Other Assets and Liabilities — 19.2%		6,558,271
Short Securities and Written Options (see summary below) — (20.5)%		(7,009,333)

Total Net Assets — 100.0%		$34,176,864

Description	Shares	Value
Short Securities and Written Options — (20.5)%

Short Securities — (19.6)%

Common Stocks — (17.3)%

Canada — (0.2)%
Canadian National Railway Co.	(800)	$(55,312)

Germany — (0.3)%
SAP SE ADR	(575)	(40,359)
Siemens AG ADR	(600)	(66,972)

		(107,331)

India — (0.5)%
Infosys Ltd. ADR	(5,101)	(187,258)

Ireland — (0.7)%
Accenture PLC, Class A	(1,079)	(97,143)
Actavis PLC (1)	(345)	(100,519)
Weatherford International PLC (1)	(3,900)	(49,491)

		(247,153)

Netherlands — (0.6)%
Schlumberger Ltd.	(2,239)	(188,434)

United States — (15.1)%
Abbott Laboratories	(2,396)	(113,499)
AbbVie, Inc.	(1,275)	(77,138)
Abercrombie & Fitch Co., Class A	(3,450)	(85,353)
Adobe Systems, Inc. (1)	(2,014)	(159,307)
Alcoa, Inc.	(3,800)	(56,124)
Allstate Corp./The	(775)	(54,715)
Amazon.com, Inc. (1)	(167)	(63,487)
AmerisourceBergen Corp.	(987)	(101,424)
Antero Resources Corp. (1)	(814)	(32,112)
Apache Corp.	(1,871)	(123,187)
Apple, Inc.	(233)	(29,931)
AT&T, Inc.	(1,700)	(58,752)
Automatic Data Processing, Inc.	(349)	(31,005)
AutoZone, Inc. (1)	(95)	(61,055)
Baxter International, Inc.	(411)	(28,421)
Bed Bath & Beyond, Inc. (1)	(1,150)	(85,859)
Cabot Corp.	(1,225)	(55,272)
Chevron Corp.	(1,120)	(119,482)
Clorox Co./The	(500)	(54,320)
Coach, Inc.	(294)	(12,804)
Comcast Corp., Class A	(2,724)	(161,751)
CommVault Systems, Inc. (1)	(725)	(34,996)
Continental Resources, Inc. (1)	(1,598)	(71,095)
Corning, Inc.	(7,355)	(179,462)
Cummins, Inc.	(350)	(49,780)
CVS Health Corp.	(976)	(101,377)
Danaher Corp.	(350)	(30,548)
DaVita HealthCare Partners, Inc. (1)	(2,060)	(153,676)
Deere & Co.	(625)	(56,625)
Dex Media, Inc. (1)	(5,931)	(40,034)
Discovery Communications, Inc., Class A (1)	(1,850)	(59,755)
Dr. Pepper Snapple Group, Inc.	(750)	(59,092)
Emerson Electric Co.	(900)	(52,128)
Esterline Technologies Corp. (1)	(475)	(55,979)
Express Scripts Holding Co. (1)	(2,983)	(252,929)
Exxon Mobil Corp.	(1,600)	(141,664)
Fairchild Semiconductor International, Inc. (1)	(3,200)	(55,808)
Fastenal Co.	(1,225)	(50,899)
Foot Locker, Inc.	(1,000)	(56,170)
Genuine Parts Co.	(550)	(52,844)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares or Principal Amount	Value
Short Securities and Written Options (continued)

Short Securities (continued)

Common Stocks (continued)

United States (continued)
Group 1 Automotive, Inc.	(325)	$(26,435)
Guess?, Inc.	(3,450)	(62,479)
Health Care REIT, Inc.	(730)	(56,290)
Illinois Tool Works, Inc.	(725)	(71,673)
Illumina, Inc. (1)	(149)	(29,124)
Ingredion, Inc.	(500)	(41,105)
International Business Machines Corp.	(650)	(105,261)
J.C. Penney Co., Inc. (1)	(6,547)	(55,649)
McCormick & Co., Inc.	(900)	(67,842)
Microsoft Corp.	(1,388)	(60,864)
Motorola Solutions, Inc.	(2,564)	(174,198)
National Oilwell Varco, Inc.	(2,358)	(128,157)
Occidental Petroleum Corp.	(1,239)	(96,493)
Omnicom Group, Inc.	(1,915)	(152,319)
Parker-Hannifin Corp.	(575)	(70,547)
Pioneer Natural Resources Co.	(851)	(129,795)
Praxair, Inc.	(825)	(105,518)
Reynolds American, Inc.	(223)	(16,863)
Stryker Corp.	(980)	(92,855)
Target Corp.	(575)	(44,177)
Texas Instruments, Inc.	(824)	(48,451)
Travelers Cos., Inc./The	(800)	(85,952)
TripAdvisor, Inc. (1)	(657)	(58,637)
United Natural Foods, Inc. (1)	(725)	(60,204)
Ventas, Inc.	(1,089)	(81,098)
Visa, Inc., Class A	(121)	(32,829)
Workday, Inc., Class A (1)	(875)	(74,812)

		(5,149,486)

Total Common Stocks (proceeds $(5,825,232))		(5,934,974)

Corporate Bonds & Notes — (0.2)%

United States — (0.2)%
Alphabet Holding Co., Inc., 7.750%, 11/1/2017	$(45,000)	(44,325)
SESI LLC, 7.125%, 12/15/2021	(26,000)	(26,195)

Total Corporate Bonds & Notes (proceeds $(68,292))		(70,520)

Exchange Traded Funds — (2.1)%

United States — (2.1)%
Consumer Discretionary Select Sector SPDR Fund	(200)	(15,194)
Energy Select Sector SPDR Fund	(3,385)	(267,483)
Health Care Select Sector SPDR Fund	(220)	(15,884)
Industrial Select Sector SPDR Fund	(250)	(14,372)
iShares Russell 2000 ETF	(240)	(29,412)
iShares Russell 2000 Growth ETF	(405)	(60,406)
iShares Russell 2000 Value ETF	(280)	(28,524)
iShares Russell Mid-Cap Value ETF	(3,480)	(263,366)
SPDR S&P 500 ETF Trust	(80)	(16,853)

Total Exchange Traded Funds (proceeds $(687,290))		(711,494)

Total Short Securities (proceeds $(6,580,814))		(6,716,988)

Description	Contracts	Value
Short Securities and Written Options (continued)

Written Call Options — (0.7)%

Germany — (0.1)%
EURO STOXX 50 Index, Exercise Price: €3,550.00, 3/20/2015 (1)	(25)	$(21,402)

United States — (0.6)%
Wyndham Worldwide Corp., Exercise Price: $87.50, 3/20/2015 (1)	(5)	(2,375)
Wyndham Worldwide Corp., Exercise Price: $85.00, 3/20/2015 (1)	(5)	(3,450)
Valspar Corp., Exercise Price: $90.00, 3/20/2015 (1)	(3)	(84)
Valspar Corp., Exercise Price: $85.00, 3/20/2015 (1)	(3)	(750)
Valeant Pharmaceuticals International, Inc., Exercise Price: $195.00, 4/17/2015 (1)	(3)	(3,240)
United Therapeutics Corp., Exercise Price: $150.00, 5/15/2015 (1)	(2)	(2,740)
Targa Resources Corp., Exercise Price: $90.00, 4/17/2015 (1)	(2)	(2,210)
Targa Resources Corp., Exercise Price: $85.00, 4/17/2015 (1)	(2)	(3,070)
Targa Resources Corp., Exercise Price: $95.00, 3/20/2015 (1)	(2)	(1,160)
SPDR S&P 500 ETF Trust, Exercise Price: $209.00, 3/20/2015 (1)	(10)	(3,250)
SPDR S&P 500 ETF Trust, Exercise Price: $200.00, 3/20/2015 (1)	(8)	(8,880)
SemGroup Corp., Class A, Exercise Price: $75.00, 4/17/2015 (1)	(2)	(475)
Sealed Air Corp., Exercise Price: $45.00, 4/17/2015 (1)	(9)	(2,565)
LyondellBasell Industries NV, Class A, Exercise Price: $90.00, 3/20/2015 (1)	(2)	(130)
Lowe’s Cos., Inc., Exercise Price: $72.50, 3/20/2015 (1)	(5)	(1,160)
Lexmark International, Inc., Exercise Price: $45.00, 3/20/2015 (1)	(5)	(137)
iShares Russell 2000 Growth ETF, Exercise Price: $140.00, 3/20/2015 (1)	(2)	(2,020)
Intrexon Corp., Exercise Price: $35.00, 4/17/2015 (1)	(4)	(3,380)
Intrexon Corp., Exercise Price: $40.00, 4/17/2015 (1)	(12)	(6,360)
Intrexon Corp., Exercise Price: $45.00, 3/20/2015 (1)	(2)	(370)
Intrexon Corp., Exercise Price: $40.00, 3/20/2015 (1)	(6)	(2,262)
Hewlett-Packard Co., Exercise Price: $39.00, 3/20/2015 (1)	(15)	(45)
Hewlett-Packard Co., Exercise Price: $38.00, 3/20/2015 (1)	(15)	(75)
Halozyme Therapeutics, Inc., Exercise Price: $16.00, 3/20/2015 (1)	(22)	(1,012)
Halozyme Therapeutics, Inc., Exercise Price: $15.00, 3/20/2015 (1)	(11)	(1,045)
Halozyme Therapeutics, Inc., Exercise Price: $14.00, 3/20/2015 (1)	(11)	(1,623)
Energy Select Sector SPDR Fund, Exercise Price: $77.00, 3/20/2015 (1)	(4)	(1,232)
Eastman Chemical Co., Exercise Price: $70.00, 3/20/2015 (1)	(6)	(2,880)
CST Brands, Inc., Exercise Price: $45.00, 3/20/2015 (1)	(3)	(60)

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Contracts	Value
Short Securities and Written Options (continued)

Written Call Options (continued)

United States (continued)
CST Brands, Inc., Exercise Price: $44.00, 3/20/2015 (1)	(7)	$(147)
Avis Budget Group, Inc., Exercise Price: $60.00, 5/15/2015 (1)	(3)	(1,230)
Avis Budget Group, Inc., Exercise Price: $65.00, 3/20/2015 (1)	(6)	(210)
Alere, Inc., Exercise Price: $45.00, 3/20/2015 (1)	(7)	(875)
S&P 500 Index, Exercise Price: $2,075.00, 3/20/2015 (1)	(30)	(123,600)
S&P 500 Index, Exercise Price: $2,135.00, 3/20/2015 (1)	(42)	(30,450)

		(214,552)

Total Written Call Options (proceeds $(239,117))		(235,954)

Written Put Options — (0.2)%

Germany — 0.0%
EURO STOXX 50 Index, Exercise Price: €3,400.00, 3/20/2015 (1)	(25)	(2,826)

United States — (0.2)%
S&P 500 Index, Exercise Price: $2,000.00, 3/20/2015 (1)	(43)	(15,910)
SanDisk Corp., Exercise Price: $85.00, 1/15/2016 (1)	(4)	(4,920)
Theravance, Inc., Exercise Price: $9.00, 6/19/2015 (1)	(70)	(1,750)
S&P 500 Index, Exercise Price: $2,085.00, 3/20/2015 (1)	(1)	(1,585)
S&P 500 Index, Exercise Price: $2,040.00, 3/20/2015 (1)	(42)	(29,400)

		(53,565)

Total Written Put Options (proceeds $(364,238))		(56,391)

Total Short Securities and Written Options (proceeds $(7,184,169))		$(7,009,333)

Industry Allocation

Industry	Value	% of Total Net Assets
Aerospace/Defense	$185,913	0.5%
Agriculture	53,026	0.2
Airlines	217,925	0.6
Auto Parts & Equipment	125,275	0.4
Banks	81,422	0.2
Beverages	12,479	0.0
Biotechnology	659,212	1.9
Chemicals	1,210,071	3.5
Commercial Services	807,667	2.4
Computers	1,280,954	3.7
Diversified Financial Services	11,411	0.0
Electrical Components & Equipment	153,146	0.5
Electronics	261,604	0.8
Entertainment	109,840	0.3
Gas	83,675	0.2
Healthcare-Products	475,654	1.4
Healthcare-Services	326,183	1.0
Insurance	144,626	0.4
Internet	780,457	2.3

Industry	Value	% of Total Net Assets
Lodging	$257,974	0.8%
Media	1,252,586	3.7
Miscellaneous Manufacturing	86,090	0.3
Office/Business Equipment	138,788	0.4
Oil & Gas	991,366	2.9
Oil & Gas Services	417,584	1.2
Packaging & Containers	592,180	1.7
Pharmaceuticals	2,028,091	5.9
Pipelines	373,407	1.1
Real Estate	157,128	0.5
Retail	1,510,827	4.4
Semiconductors	130,036	0.4
Software	472,111	1.4
Telecommunications	484,419	1.4
Transportation	135,894	0.4

Total Common Stocks	16,009,021	46.8
Bank Loans	4,032,193	11.8
Corporate Bonds & Notes	16,090	0.1
Exchange Traded Fund	228,690	0.7
Limited Partnership Units	48,815	0.2
Purchased Call Options	588,202	1.7
Purchased Put Options	46,209	0.1
Short-Term Investments	13,658,706	39.9

Total Investments	34,627,926	101.3
Other Assets and Liabilities	6,558,271	19.2
Short Securities and Written Options	(7,009,333)	(20.5)

Total Net Assets	$34,176,864	100.0%

Advertising	$(152,319)	(0.4)%
Aerospace/Defense	(55,979)	(0.2)
Agriculture	(16,863)	0.0
Beverages	(59,092)	(0.2)
Biotechnology	(29,124)	(0.1)
Chemicals	(160,790)	(0.5)
Commercial Services	(31,005)	(0.1)
Computers	(419,592)	(1.2)
Distribution/Wholesale	(103,743)	(0.3)
Diversified Financial Services	(32,829)	(0.1)
Electrical Components & Equipment	(52,128)	(0.1)
Electronics	(179,462)	(0.5)
Food	(169,151)	(0.5)
Healthcare-Products	(121,276)	(0.3)
Healthcare-Services	(153,676)	(0.4)
Household Products/Wares	(54,320)	(0.2)
Insurance	(140,667)	(0.4)
Internet	(122,124)	(0.3)
Machinery-Diversified	(106,405)	(0.3)
Media	(261,540)	(0.8)
Mining	(56,124)	(0.2)
Miscellaneous Manufacturing	(239,740)	(0.7)
Oil & Gas	(713,827)	(2.1)
Oil & Gas Services	(366,083)	(1.1)
Pharmaceuticals	(645,508)	(1.9)
Real Estate Investment Trusts	(137,388)	(0.4)
Retail	(591,359)	(1.7)
Semiconductors	(104,259)	(0.3)
Software	(370,339)	(1.1)
Telecommunications	(232,950)	(0.7)
Transportation	(55,312)	(0.2)

Total Common Stocks	(5,934,974)	(17.3)
Corporate Bonds & Notes	(70,520)	(0.2)
Exchange Traded Funds	(711,494)	(2.1)
Written Call Options	(235,954)	(0.7)
Written Put Options	(56,391)	(0.2)

Total Short Securities and Written Options	$(7,009,333)	(20.5)%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Common Stocks
Consumer Discretionary	10.7%
Consumer Staples	0.6
Energy	5.2
Financials	1.2
Healthcare	10.5
Industrials	4.6
Information Technology	7.8
Materials	5.3
Telecommunication Services	0.7
Utilities	0.2

Total Common Stocks	46.8
Bank Loans	11.8
Corporate Bonds & Notes	0.1
Exchange Traded Funds	0.7
Limited Partnership Units	0.2
Purchased Call Options	1.7
Purchased Put Options	0.1
Short-Term Investments	39.9
Other Assets & Liabilities	19.2
Short Securities and Written Options	(20.5)

Total	100.0%

Ultra Short Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 94.9%

Alabama — 2.6%
Bessemer Governmental Utility Services Corp., 0.300%, 12/1/2030 (6)(7)(11)	$5,085,000	$5,085,000
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (11)	14,125,000	14,125,000
Other securities		881,978

		20,091,978

Arizona — 1.6%
Other securities		12,384,928

Arkansas — 0.5%
Other securities		3,866,414

California — 15.2%
Austin Trust:
0.210%, 1/1/2039, Call 1/1/2019 (11)	10,000,000	10,000,000
0.260%, 5/15/2036, Call 5/15/2018 (11)	5,000,000	5,000,000
Austin Trust, AGM NATL-RE, 0.240%, 8/1/2032 (11)	6,920,000	6,920,000
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (11)	8,000,000	8,031,280
1.120%, 4/1/2024, Call 10/1/2023 (11)	1,750,000	1,786,610

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Deutsche Bank Spears/Lifers Trust, 0.320%, 8/1/2047 (6)(7)(11)	$16,159,000	$16,159,000
JPMorgan Chase Putters/Drivers Trust:
0.170%, 4/1/2021 (6)(7)(11)	5,000,000	5,000,000
0.170%, 12/1/2022 (6)(7)(11)	8,925,000	8,925,000
0.170%, 12/1/2022 (6)(7)(11)	7,045,000	7,045,000
Northern California Gas Authority No. 1, 0.801%, 7/1/2019 (11)	7,500,000	7,373,175
Puttable Floating Option Tax-Exempt Receipts, 0.450%, 8/1/2030, Call 3/30/2015 (6)(7)(11)	4,045,000	4,045,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.300%, 8/1/2037, Call 8/1/2017 (6)(7)(11)	2,500,000	2,500,000
State of California, FSA, 0.200%, 8/1/2027 (6)(7)(11)	7,455,000	7,455,000
Other securities		29,296,128

		119,536,193

Colorado — 2.7%
E-470 Public Highway Authority, 1.200%, 8/31/2017, Call 3/1/2017 (11)	4,600,000	4,623,322
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	100,000	106,616
Puttable Floating Option Tax-Exempt Receipts, 0.370%, 12/1/2028 (6)(7)(11)	6,840,000	6,840,000
Other securities		9,329,017

		20,898,955

Connecticut — 0.6%
City of New Britain, AGM, 4.000%, 3/1/2017	1,250,000	1,323,000
Other securities		3,000,000

		4,323,000

District of Columbia — 0.8%
District of Columbia, AGC, 0.220%, 7/15/2017 (6)(7)(11)	5,235,000	5,235,000
Other securities		941,602

		6,176,602

Florida — 3.8%
City of Gulf Breeze, 1.750%, 12/1/2015 (11)	9,000,000	9,086,490
Other securities		20,996,945

		30,083,435

Georgia — 2.7%
City of Atlanta, 1.615%, 11/1/2018, Call 5/1/2018 (11)	2,750,000	2,812,617
City of Atlanta, FSA, 0.300%, 11/1/2043 (11)	7,000,000	7,000,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.200%, 10/1/2024, Call 10/1/2017 (6)(7)(11)	4,000,000	4,000,000
Other securities		7,051,725

		20,864,342

Hawaii — 0.4%
Other securities		3,500,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Idaho — 1.2%
Idaho Housing & Finance Association, 0.270%, 1/1/2038, Call 3/2/2015 (11)	$9,400,000	$9,400,000
Other securities		35,414

		9,435,414

Illinois — 6.7%
Chicago Board of Education, 0.350%, 12/1/2041, Call 12/1/2021 (6)(7)(11)	8,665,000	8,665,000
Deutsche Bank Spears/Lifers Trust, FGIC, 0.290%, 1/1/2030 (6)(7)(11)	9,085,000	9,085,000
Town of Cicero, 4.000%, 1/1/2016	2,670,000	2,750,874
Town of Cicero, AGM, 4.000%, 1/1/2017	1,900,000	2,012,765
Other securities		30,218,936

		52,732,575

Indiana — 3.5%
Indiana Bond Bank, 0.370%, 4/15/2017 (6)(7)(11)	7,000,000	7,000,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.200%, 7/1/2022, Call 3/2/2015 (11)	5,555,000	5,555,000
Other securities		14,759,604

		27,314,604

Iowa — 0.6%
Other securities		4,733,747

Kansas — 0.1%
Other securities		783,084

Kentucky — 0.8%
Kentucky State Property & Building Commission, AGC, 0.220%, 2/1/2027, Call 2/1/2019 (6)(7)(11)	5,990,000	5,990,000
Other securities		409,404

		6,399,404

Louisiana — 1.7%
East Baton Rouge Sewerage Commission, 0.619%, 8/1/2018, Call 2/1/2018 (11)	6,355,000	6,355,191
Other securities		6,841,320

		13,196,511

Maryland — 0.1%
Other securities		975,580

Massachusetts — 0.4%
Other securities		2,814,064

Michigan — 3.7%
Michigan Finance Authority:
3.000%, 5/1/2015	160,000	160,606
4.000%, 4/1/2015	135,000	135,254
5.000%, 6/1/2015	1,500,000	1,513,155
5.000%, 7/1/2016	1,000,000	1,047,620
5.000%, 7/1/2016	2,000,000	2,102,300
Other securities		24,486,808

		29,445,743

Description	Principal Amount	Value
Municipals (continued)

Minnesota — 0.6%
Other securities		$4,979,190

Mississippi — 1.4%
Mississippi Business Finance Corp., 0.950%, 12/1/2036, Call 3/2/2015 (11)	$8,000,000	8,000,000
Other securities		3,241,044

		11,241,044

Missouri — 1.5%
Howard Bend Levee District, XLCA, 0.280%, 3/1/2027 (11)	7,160,000	7,160,000
Other securities		4,873,316

		12,033,316

Nebraska — 0.4%
Other securities		3,278,640

Nevada — 1.8%
Deutsche Bank Spears/Lifers Trust, FSA AMBAC, 0.270%, 6/15/2022, Call 6/15/2017 (6)(7)(11)	2,720,000	2,720,000
Las Vegas Valley Water District:
0.070%, 6/1/2036, Call 3/2/2015 (11)	7,355,000	7,355,000
0.070%, 6/1/2036, Call 3/2/2015 (11)	4,100,000	4,100,000

		14,175,000

New Hampshire — 0.2%
Other securities		1,511,152

New Jersey — 9.6%
Deutsche Bank Spears/Lifers Trust, 0.200%, 3/1/2034 (6)(7)(11)	11,920,000	11,920,000
New Jersey Economic Development Authority:
0.320%, 11/1/2031, Call 3/2/2015 (11)	7,610,000	7,610,000
0.320%, 11/1/2040, Call 3/2/2015 (11)	5,970,000	5,970,000
0.320%, 11/1/2040, Call 3/2/2015 (11)	4,900,000	4,900,000
0.720%, 3/1/2036, Call 3/2/2015 (11)	6,150,000	6,150,000
1.720%, 2/1/2016, Call 8/1/2015 (11)	3,300,000	3,315,675
1.820%, 2/1/2018, Call 8/1/2017 (11)	500,000	513,635
2.017%, 2/1/2018, Call 8/1/2017 (11)	1,750,000	1,798,703
5.000%, 6/15/2015	1,230,000	1,246,088
5.000%, 6/15/2017	200,000	216,618
New Jersey Health Care Facilities Financing Authority:
0.320%, 7/1/2038, Call 3/2/2015 (11)	4,100,000	4,100,000
3.250%, 7/1/2016	515,000	531,315
New Jersey Health Care Facilities Financing Authority, AGC, 0.410%, 7/1/2038, Call 7/1/2019 (6)(7)(11)	7,002,902	7,002,902
New Jersey State Turnpike Authority, 0.535%, 1/1/2017, Call 7/1/2016 (11)	5,000,000	5,003,900

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

New Jersey (continued)
New Jersey Transportation Trust Fund Authority:
1.020%, 12/15/2019, Call 6/15/2019 (11)	$5,000,000	$5,001,950
5.000%, 12/15/2017	1,200,000	1,321,536
New Jersey Transportation Trust Fund Authority, FGIC, 0.210%, 12/15/2030 (6)(7)(11)	1,440,000	1,440,000
Other securities		7,975,200

		76,017,522

New Mexico — 0.7%
New Mexico Municipal Energy Acquisition Authority, 0.865%, 8/1/2019, Call 2/1/2019 (11)	5,500,000	5,517,765

New York — 6.1%
Metropolitan Transportation Authority, 0.615%, 11/1/2015 (11)	300,000	300,561
Metropolitan Transportation Authority, AGM:
0.343%, 11/1/2022, Call 3/4/2015 (11)(12)	3,800,000	3,717,905
0.347%, 11/1/2022, Call 3/19/2015 (11)(12)	3,250,000	3,179,813
0.716%, 5/15/2018, Call 11/15/2017 (11)	4,650,000	4,676,691
Metropolitan Transportation Authority, AMBAC, 0.200%, 11/15/2023 (6)(7)(11)	2,425,000	2,425,000
New York State Energy Research & Development Authority, 0.114%, 4/1/2020, Call 3/4/2015 (11)(12)	145,000	136,828
New York State Energy Research & Development Authority, NATL-RE, 0.102%, 12/1/2020, Call 3/3/2015 (11)(12)	7,350,000	6,912,932
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.500%, 12/1/2025, Call 3/2/2015 (6)(7)(11)	6,330,000	6,330,000
Other securities		20,126,384

		47,806,114

North Carolina — 0.3%
Other securities		2,133,927

North Dakota — 1.5%
Other securities		12,012,292

Ohio — 2.8%
County of Montgomery, 0.100%, 10/1/2041, Call 3/2/2015 (11)	10,000,000	10,000,000
Lancaster Port Authority, 0.835%, 8/1/2019, Call 2/1/2019 (11)	5,000,000	5,017,250
State of Ohio, 0.350%, 1/15/2045, Call 3/30/2015 (11)	5,500,000	5,500,055
Other securities		1,655,705

		22,173,010

Description	Principal Amount	Value
Municipals (continued)

Oklahoma — 0.3%
Other securities		$2,321,386

Oregon — 0.5%
Other securities		4,230,982

Pennsylvania — 8.6%
Butler County Hospital Authority:
0.220%, 10/1/2032, Call 3/2/2015 (11)	$10,645,000	10,645,000
0.220%, 10/1/2042, Call 3/2/2015 (11)	3,070,000	3,070,000
JP Morgan Chase Putters/Drivers Trust, 0.220%, 6/1/2015 (6)(7)(11)	7,005,000	7,005,000
JPMorgan Chase Putters/Drivers Trust, 0.170%, 11/1/2017 (6)(7)(11)	5,000,000	5,000,000
Pennsylvania Turnpike Commission:
0.420%, 12/1/2015, Call 6/1/2015 (11)	300,000	300,141
0.620%, 12/1/2017, Call 6/1/2017 (11)	100,000	100,558
0.700%, 12/1/2018, Call 6/1/2018 (11)	6,000,000	6,034,560
1.170%, 12/1/2019, Call 6/1/2019 (11)	2,225,000	2,275,908
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	656,574
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.260%, 6/1/2034 (6)(7)(11)	7,025,000	7,025,000
Other securities		25,928,784

		68,041,525

Puerto Rico — 0.5%
Other securities		3,802,162

Rhode Island — 0.1%
Other securities		1,093,690

South Carolina — 0.2%
Other securities		1,615,255

South Dakota — 0.1%
Other securities		357,663

Tennessee — 0.1%
Other securities		874,932

Texas — 6.0%
Port of Port Arthur Navigation District:
0.090%, 12/1/2039, Call 3/2/2015 (11)	4,700,000	4,700,000
0.090%, 4/1/2040, Call 3/2/2015 (11)	1,250,000	1,250,000
Texas Transportation Commission, 0.240%, 4/1/2026, Call 3/2/2015 (11)	9,000,000	9,000,000
Other securities		32,463,637

		47,413,637

Utah — 0.2%
Other securities		1,814,956

Vermont — 0.0%
Other securities		131,734

Virginia — 0.2%
Other securities		1,727,331

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund** (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Washington — 0.3%
Other securities		$2,588,203

West Virginia — 0.1%
Other securities		730,440

Wisconsin — 1.1%
Other securities		8,903,962

Wyoming — 0.0%
Other securities		252,490

Total Municipals (identified cost $746,465,240)		748,335,893

Mutual Funds — 0.2%

New York — 0.2%
Other securities		2,000,640

Total Mutual Funds (identified cost $2,000,000)		2,000,640

Short-Term Investments — 4.8%

Mutual Funds — 2.6%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	20,365,259	20,365,259

Short-Term Municipals — 2.2%

Alabama — 0.1%
Other securities		401,000

California — 0.0%
Other securities		365,558

Colorado — 0.0%
Other securities		216,800

Connecticut — 0.5%
City of New Britain, 2.000%, 3/26/2015	$3,305,000	3,307,842
Other securities		727,255

		4,035,097

Florida — 0.2%
Other securities		1,535,000

Illinois — 0.1%
Other securities		674,310

Indiana — 0.1%
Other securities		547,851

Kentucky — 0.1%
Other securities		400,780

Michigan — 0.1%
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	750,000	753,803
Other securities		573,112

		1,326,915

Missouri — 0.1%
Other securities		510,933

New York — 0.4%
Other securities		3,461,912

Ohio — 0.2%
Other securities		1,682,445

Description	Value
Short-Term Investments (continued)

Short-Term Municipals (continued)

Wisconsin — 0.3%
Other securities	$2,252,655

Total Short-Term Municipals	17,411,256

Total Short-Term Investments (identified cost $37,771,714)	37,776,515

Total Investments — 99.9% (identified cost $786,236,954)	788,113,048
Other Assets and Liabilities — 0.1%	798,804

Total Net Assets — 100.0%	$788,911,852

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—22.8%
School District	9.4%
State or Local	13.4
Revenue Bonds—74.5%
Appropriation	16.2
Education	8.3
General Revenue	3.5
Healthcare	20.8
Housing	2.4
Industrial Revenue	1.4
Power	2.7
Special Tax	4.1
Student Loan	0.1
Tobacco	0.1
Transportation	8.4
Water & Sewer	6.5
Other Assets & Liabilities, Net	2.7

Total	100.0%

Short Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 94.7%

Alabama — 0.4%
Other securities		$523,400

Alaska — 0.8%
Other securities		1,044,504

Arizona — 1.7%
Other securities		2,233,816

Arkansas — 0.8%
Other securities		1,009,906

California — 8.9%
California State Public Works Board:
5.000%, 4/1/2020	$320,000	373,338
5.000%, 11/1/2020, Call 11/1/2019	35,000	40,645
5.125%, 10/1/2022, Call 10/1/2019	245,000	285,305
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	789,858

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Northern California Gas Authority No. 1:
0.771%, 7/1/2017 (11)	$100,000	$99,860
0.801%, 7/1/2019 (11)	1,040,000	1,022,414
State of California:
0.817%, 12/1/2017, Call 6/1/2017 (11)	250,000	252,620
0.950%, 12/3/2018, Call 6/1/2018 (11)	610,000	618,674
Other securities		8,274,915

		11,757,629

Colorado — 2.9%
Colorado Health Facilities Authority:
1.875%, 11/6/2019 (11)	400,000	403,128
4.500%, 2/1/2019	250,000	274,170
5.125%, 11/15/2021, Call 11/15/2016 (11)	50,000	54,001
E-470 Public Highway Authority, 1.200%, 8/31/2017, Call 3/1/2017 (11)	550,000	552,788
E-470 Public Highway Authority, NATL-RE:
4.500%, 9/1/2016	120,000	126,607
5.000%, 9/1/2017, Call 9/1/2016	300,000	318,369
Other securities		2,171,196

		3,900,259

Connecticut — 0.5%
Other securities		670,362

Delaware — 0.1%
Other securities		195,330

Florida — 7.0%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	577,000
5.000%, 4/1/2021	400,000	467,820
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	336,912
5.000%, 5/1/2019	225,000	258,885
Miami-Dade County School Board, AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	111,409
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	535,220
5.000%, 7/1/2020	235,000	265,489
5.000%, 7/1/2020	300,000	342,630
Other securities		6,317,330

		9,212,695

Georgia — 2.6%
Other securities		3,504,663

Idaho — 0.2%
Other securities		262,556

Illinois — 9.3%
Town of Cicero, 5.000%, 1/1/2020	500,000	565,945

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Town of Cicero, AGM, 4.000%, 1/1/2017	$250,000	$264,837
Other securities		11,512,750

		12,343,532

Indiana — 3.3%
City of Whiting, 1.850%, 10/1/2019 (11)	1,000,000	1,007,010
County of Lake:
2.000%, 7/15/2017	245,000	244,941
2.000%, 1/15/2018	520,000	530,197
Indiana Finance Authority:
4.000%, 10/1/2017	250,000	269,815
5.000%, 5/1/2020	100,000	114,790
5.000%, 8/15/2020	250,000	287,547
Other securities		1,853,161

		4,307,461

Iowa — 0.0%
Other securities		35,233

Kansas — 0.7%
Other securities		936,261

Kentucky — 0.4%
Other securities		583,471

Louisiana — 1.1%
Other securities		1,490,299

Maine — 0.2%
Other securities		263,177

Maryland — 0.3%
Other securities		378,638

Massachusetts — 0.1%
Other securities		152,556

Michigan — 6.2%
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2022, Call 5/1/2015	100,000	100,774
Detroit City School District, FGIC Q-SBLF, 0.450%, 5/1/2025 (6)(7)(11)	750,000	750,000
Grosse Ile Township School District, Q-SBLF:
4.000%, 5/1/2017	205,000	218,233
5.000%, 5/1/2020	595,000	688,379
Michigan Finance Authority, 5.000%, 7/1/2016	725,000	759,524
Michigan State Hospital Finance Authority:
5.000%, 11/15/2018, Call 11/15/2016	200,000	213,814
5.000%, 11/15/2020, Call 11/15/2019	520,000	596,887
Other securities		4,831,248

		8,158,859

Minnesota — 0.9%
Other securities		1,154,983

Mississippi — 1.4%
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	176,705
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	480,000	503,035
Other securities		1,154,650

		1,834,390

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Missouri — 2.2%
Health & Educational Facilities Authority of the State of Missouri:
3.750%, 2/1/2017	$45,000	$47,430
4.000%, 2/1/2018	255,000	274,737
5.000%, 2/1/2024, Call 2/1/2021	250,000	283,245
Health & Educational Facilities Authority of the State of Missouri, AMBAC, 0.140%, 6/1/2020, Call 3/2/2015 (11)(12)	100,000	95,168
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.035%, 12/1/2022, Call 3/2/2015 (11)(12)	805,000	750,963
Other securities		1,485,456

		2,936,999

Nebraska — 0.2%
Other securities		303,611

Nevada — 0.3%
Other securities		460,829

New Hampshire — 0.2%
Other securities		275,260

New Jersey — 4.0%
New Jersey Economic Development Authority:
1.720%, 2/1/2016, Call 8/1/2015 (11)	850,000	854,037
2.017%, 2/1/2018, Call 8/1/2017 (11)	250,000	256,958
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	475,000	518,462
5.000%, 12/1/2017	370,000	409,179
5.000%, 6/1/2018	100,000	110,529
New Jersey Transportation Trust Fund Authority:
1.020%, 12/15/2019, Call 6/15/2019 (11)	475,000	475,185
4.000%, 12/15/2019	75,000	81,876
5.000%, 6/15/2019	150,000	169,158
New Jersey Transportation Trust Fund Authority, AGM-CR, 5.250%, 12/15/2019	250,000	287,105
Other securities		2,078,321

		5,240,810

New Mexico — 1.1%
Other securities		1,455,251

New York — 8.8%
Long Island Power Authority, 0.770%, 11/1/2018, Call 5/1/2018 (11)	1,000,000	1,000,490
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	163,352
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	160,968

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
Metropolitan Transportation Authority, AGM:
0.343%, 11/1/2022, Call 3/4/2015 (11)(12)	$950,000	$929,476
0.347%, 11/1/2022, Call 3/19/2015 (11)12)	525,000	513,662
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC:
0.470%, 1/1/2030, Call 3/3/2015 (11)(12)	625,000	567,254
0.470%, 1/1/2030, Call 3/6/2015 (11)(12)	50,000	46,172
0.472%, 1/1/2030, Call 3/4/2015 (11)(12)	125,000	114,240
0.472%, 1/1/2030, Call 3/16/2015 (11)(12)	600,000	548,983
New York City Water & Sewer System, 0.110%, 6/15/2032, Call 3/16/2015 (11)	1,155,000	1,155,000
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	695,682
New York State Energy Research & Development Authority, NATL-RE, 0.102%, 12/1/2020, Call 3/3/2015 (11)(12)	1,000,000	940,535
New York State Housing Finance Agency, FNMA/FHLMC COLL, 0.900%, 11/1/2017	705,000	706,664
State of New York, AGM, 0.105%, 3/15/2021, Call 3/5/2015 (11)(12)	25,000	23,960
State of New York, NATL-RE FGIC:
0.105%, 2/15/2022, Call 3/5/2015 (11)(12)	630,000	610,104
0.105%, 2/13/2032, Call 3/5/2015 (11)(12)	70,000	65,981
Other securities		3,334,716

		11,577,239

North Carolina — 2.4%
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.260%, 1/1/2022 (11)	910,000	910,000
State of North Carolina, State Appropriation, 5.000%, 5/1/2019, Call 5/1/2018	700,000	789,866
Other securities		1,414,876

		3,114,742

North Dakota — 1.7%
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	605,000	625,473
3.750%, 7/1/2034, Call 7/1/2022	375,000	390,101
3.750%, 7/1/2042, Call 7/1/2022	210,000	221,966
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 3/16/2015	670,000	678,174
Other securities		281,803

		2,197,517

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio — 1.4%
Other securities		$1,827,640

Oklahoma — 0.3%
Other securities		336,866

Oregon — 0.1%
Other securities		101,666

Pennsylvania — 6.6%
Commonwealth of Pennsylvania:
5.000%, 4/15/2020, Call 4/15/2019	$600,000	691,764
5.000%, 3/15/2022	275,000	329,455
North Penn Water Authority, 0.615%, 11/1/2019, Call 5/1/2019 (11)	800,000	799,200
Pennsylvania Turnpike Commission, 1.170%, 12/1/2019, Call 6/1/2019 (11)	600,000	613,728
Pennsylvania Turnpike Commission, AMBAC, 5.000%, 12/1/2024, Call 6/1/2016	250,000	262,945
Scranton School District, SAW, 1.116%, 4/2/2018, Call 10/2/2017 (11)	1,000,000	1,001,250
State Public School Building Authority, SAW, 0.915%, 9/1/2018, Call 3/1/2018 (11)	750,000	744,532
Other securities		4,344,983

		8,787,857

Puerto Rico — 0.4%
Other securities		481,700

South Carolina — 0.1%
Other securities		121,447

Tennessee — 0.7%
Other securities		935,702

Texas — 6.9%
City of The Colony, 6.000%, 2/15/2019	795,000	941,002
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2015 (11)	750,000	752,535
Port of Port Arthur Navigation District, 0.090%, 4/1/2040, Call 3/2/2015 (11)	800,000	800,000
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	700,000	717,815
5.000%, 2/15/2022, Call 2/15/2017	90,000	97,288
Tarrant County Cultural Education Facilities Finance Corp., NATL-RE, 5.000%, 2/15/2021, Call 2/15/2017	180,000	194,942
Texas Municipal Gas Acquisition & Supply Corp., 5.625%, 12/15/2017	735,000	794,454
Texas Municipal Gas Acquisition & Supply Corp. I:
0.711%, 12/15/2017, Call 3/2/2015 (11)	25,000	24,920
5.000%, 12/15/2015	135,000	139,240
Other securities		4,706,489

		9,168,685

Description	Shares or Principal Amount	Value
Municipals (continued)

Utah — 0.6%
Salt Lake City Corp., AMBAC, 0.104%, 5/15/2020, Call 3/2/2015 (11)(12)	$900,000	$853,625

Vermont — 0.3%
Other securities		389,535

Virgin Islands — 0.1%
Other securities		156,175

Virginia — 0.6%
Other securities		798,743

Washington — 1.1%
Other securities		1,412,371

West Virginia — 0.1%
Other securities		80,531

Wisconsin — 4.7%
Arcadia School District, 3.000%, 3/15/2019, Call 3/15/2017	700,000	729,512
City of Menasha:
4.000%, 9/1/2015, Call 3/1/2015	130,000	130,000
4.000%, 9/1/2015, Call 3/1/2015	100,000	100,000
4.300%, 9/1/2015	200,000	203,538
4.400%, 9/1/2017, Call 9/1/2015	500,000	508,340
Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	131,607
3.250%, 5/1/2018	200,000	203,670
4.000%, 8/15/2016	750,000	779,048
4.000%, 3/1/2017	150,000	158,607
4.000%, 8/15/2018	300,000	321,546
5.000%, 3/1/2020	200,000	225,126
Other securities		2,759,373

		6,250,367

Total Municipals (identified cost $123,976,418)		125,219,148

Short-Term Investments — 2.1%

Mutual Funds — 1.8%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	2,406,063	2,406,063

Short-Term Municipals — 0.3%

California — 0.1%
Other securities		100,153

Michigan — 0.2%
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	$250,000	251,268

Total Short-Term Municipals		351,421

Total Short-Term Investments (identified cost $2,756,264)		2,757,484

Total Investments — 96.8% (identified cost $126,732,682)		127,976,632
Other Assets and Liabilities — 3.2%		4,205,534

Total Net Assets — 100.0%		$132,182,166

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Short Tax-Free Fund** (continued)

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—21.8%
School District	8.7%
State or Local	13.1
Revenue Bonds—73.2%
Appropriation	15.2
Education	9.6
General Revenue	3.5
Healthcare	16.2
Housing	5.8
Industrial Revenue	2.6
Power	4.6
Special Tax	3.2
Student Loan	0.8
Tobacco	0.3
Transportation	5.8
Water & Sewer	5.6
Other Assets & Liabilities, Net	5.0

Total	100.0%

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 17.8%

Automobiles — 7.4%
AmeriCredit Auto Receivables Trust:
Class B, (Series 2012-3), 1.590%, 7/10/2017	$1,900,000	$1,906,743
Class C, (Series 2012-1), 2.670%, 1/8/2018	2,000,000	2,020,986
Class C, (Series 2012-4), 1.930%, 8/8/2018	2,000,000	2,013,658
Capital Auto Receivables Asset Trust, Class A2, (Series 2013-4), 0.850%, 2/21/2017	1,000,000	999,933
CPS Auto Receivables Trust:
Class A, (Series 2012-A), 2.780%, 6/17/2019 (6)(7)	347,570	351,871
Class A, (Series 2012-D), 1.480%, 3/16/2020 (6)(7)	351,386	352,136
Class A, (Series 2013-A), 1.310%, 6/15/2020 (6)(7)	974,279	970,259
DT Auto Owner Trust, Class A, (Series 2014-1A), 0.660%, 7/17/2017 (6)(7)	241,828	241,803
Ford Credit Auto Lease Trust, Class A3, (Series 2014-B), 0.890%, 9/15/2017	1,420,000	1,419,950
GM Financial Leasing Trust, Class A3, (Series 2014-1A), 1.010%, 5/22/2017 (6)(7)	2,000,000	2,000,198
Mercedes Benz Auto Lease Trust, Class A4, (Series 2013-B), 0.760%, 7/15/2019	635,000	635,161
Santander Drive Auto Receivables Trust, Class B, (Series 2013-1), 1.160%, 1/15/2019	1,087,000	1,089,319
Toyota Auto Receivables Owner Trust, Class A4, (Series 2012-A), 0.990%, 8/15/2017	415,000	415,809

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Volkswagen Auto Lease Trust, Class A3, (Series 2015-A), 1.250%, 12/20/2017 (13)	$500,000	$499,972
Volkswagen Auto Loan Enhanced Trust, Class A3, (Series 2014-1), 0.910%, 10/22/2018	2,000,000	1,991,254
Wheels LLC, Class A2, (Series 2012-1), 1.190%, 3/20/2021 (6)(7)	10,912	10,916

		16,919,968

Credit Cards — 0.7%
Capital One Multi-Asset Execution Trust, Class A3, (Series 2013-A3), 0.960%, 9/16/2019	1,600,000	1,598,158

Other Financial — 9.7%
Ally Master Owner Trust, Class A2, (Series 2014-4), 1.430%, 6/17/2019	2,000,000	2,002,390
American Homes 4 Rent, Class A, (Series 2014-SFR1), 1.250%, 6/17/2031 (6)(7)(11)	988,099	978,439
Colony American Homes, Class A, (Series 2014-2A), 1.106%, 7/17/2031 (6)(7)(11)	1,985,759	1,957,118
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	1,650,000	1,648,286
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.411%, 4/25/2037 (6)(7)(11)	527,544	306,537
GE Equipment Transportation LLC, Class A4, (Series 2013-1), 0.900%, 3/24/2021	2,415,000	2,414,396
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (6)(7)	1,710,969	1,685,415
Invitation Homes Trust, Class A, (Series 2014-SFR1), 1.173%, 6/17/2031 (6)(7)(11)	2,000,000	1,979,020
Kubota Credit Owner Trust:
Class A3, (Series 2014-1A), 1.160%, 5/15/2018 (6)(7)	1,250,000	1,250,926
Class A3, (Series 2015-1A), 1.540%, 3/15/2019 (6)(7)	1,250,000	1,247,949
NYCTL Trust, Class A, (Series 2014-A), 1.030%, 11/10/2027 (6)(7)	994,190	992,599
Silver Bay Realty Trust, Class A, (Series 2014-1), 1.173%, 9/17/2031 (6)(7)(11)	1,991,670	1,966,270
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.856%, 10/25/2023 (6)(7)(11)	1,809,623	1,816,709
Volvo Financial Equipment LLC, Class A4, (Series 2012-1A), 1.090%, 8/15/2017 (6)(7)	173,099	173,217
Westgate Resorts LLC, Class B, (Series 2014-1A), 3.250%, 12/20/2026 (6)(7)	1,715,925	1,707,346

		22,126,617

Total Asset-Backed Securities (identified cost $41,016,872)		40,644,743

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations — 6.1%

Federal Home Loan Mortgage Corporation — 1.8%
2.000%, 1/15/2023, (Series 4315)	$1,658,427	$1,687,859
2.757%, 5/25/2020, (Series K009)	1,005,073	1,037,161
3.000%, 12/15/2041, (Series 4293)	1,480,539	1,515,684

		4,240,704

Federal National Mortgage Association — 0.7%
1.500%, 5/25/2043, (Series 2013-60)	1,530,903	1,502,466

Government National Mortgage Association — 1.5%
1.800%, 7/16/2037, (Series 2013-179)	1,476,390	1,470,147
2.205%, 1/16/2044, (Series 2014-61)	1,940,380	1,950,728

		3,420,875

Private Sponsor — 2.1%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 5.293%, 5/20/2036 (11)	399,868	386,522
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	691,901	717,525
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	411,438	431,834
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	316,198	287,974
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.589%, 10/25/2035 (11)	90,902	90,478
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	326,707	315,885
Class 3A1, (Series 2007-A2), 2.504%, 4/25/2037 (11)	30,719	26,624
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.466%, 11/25/2034 (11)	797,788	817,033
Springleaf Mortgage Loan Trust:
Class A, (Series 2012-1A), 2.667%, 9/25/2057 (6)(7)(11)	312,478	317,720
Class A, (Series 2012-2A), 2.220%, 10/25/2057 (6)(7)(11)	421,027	427,633
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 2.613%, 5/25/2036 (11)	312,388	296,636
Class 2A4, (Series 2006-AR8), 2.601%, 4/25/2036 (11)	112,109	109,569
Class A1, (Series 2006-AR19), 5.502%, 12/25/2036 (11)	558,499	544,853

		4,770,286

Total Collateralized Mortgage Obligations (identified cost $13,884,113)		13,934,331

Commercial Mortgage Securities — 5.7%

Private Sponsor — 5.7%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,100,000	1,116,238

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Bear Stearns Commercial Mortgage Securities Trust:
Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	$119,031	$119,288
Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	893,694	895,788
Citigroup Commercial Mortgage Trust, Class A3, (Series 2006-C4), 5.772%, 3/15/2049 (11)	1,781,785	1,848,531
JP Morgan Chase Commercial Mortgage Securities Trust, Class AM, (Series 2005-LDP5), 5.270%, 12/15/2044 (11)	1,650,000	1,695,555
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	104,542	104,549
Merrill Lynch Mortgage Trust, Class A6, (Series 2005-CKI1), 5.274%, 11/12/2037 (11)	1,402,705	1,419,726
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 5.907%, 6/11/2049 (11)	1,444,999	1,562,458
NCUA Guaranteed Notes Trust, Class APT, (Series 2010-C1), 2.650%, 10/29/2020	1,435,531	1,453,318
Wells Fargo Commercial Mortgage Trust, Class A1, (Series 2014-LC16), 1.294%, 8/15/2050	1,624,865	1,623,283
WFRBS Commercial Mortgage Trust, Class A2, (Series 2013-C11), 2.029%, 3/15/2045	1,250,000	1,266,790

Total Commercial Mortgage Securities (identified cost $13,609,121)		13,105,524

Corporate Bonds & Notes — 46.8%

Advertising — 0.7%
Omnicom Group, Inc., 5.900%, 4/15/2016	1,550,000	1,632,237

Agriculture — 0.9%
British American Tobacco International Finance PLC, 1.400%, 6/5/2015 (6)(7)	2,000,000	2,003,926

Auto Manufacturers — 2.2%
Ford Motor Credit Co. LLC:
3.984%, 6/15/2016	1,000,000	1,033,137
4.207%, 4/15/2016 (2)	1,000,000	1,032,332
General Motors Financial Co., Inc.:
3.000%, 9/25/2017 (2)	500,000	511,875
4.750%, 8/15/2017 (2)	500,000	531,375
Toyota Motor Credit Corp., 1.450%, 1/12/2018 (2)	865,000	871,349
Volkswagen Group of America Finance LLC, 1.250%, 5/23/2017 (2)(6)(7)	1,000,000	999,483

		4,979,551

Banks — 16.6%
ANZ New Zealand Int’l, Ltd./London, 1.400%, 4/27/2017 (6)(7)	1,000,000	1,001,231
Bank of America Corp.:
1.500%, 10/9/2015	750,000	752,834
2.000%, 1/11/2018 (2)	1,000,000	1,006,844

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Bank of New York Mellon Corp., 2.100%, 1/15/2019	$1,000,000	$1,012,208
Bank of Nova Scotia, 1.300%, 7/21/2017 (2)	750,000	751,340
BB&T Corp.:
2.150%, 3/22/2017	1,000,000	1,018,931
3.200%, 3/15/2016	620,000	634,710
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	2,000,000	2,045,754
Capital One Financial Corp., 2.450%, 4/24/2019	300,000	303,538
Citigroup, Inc.:
1.250%, 1/15/2016 (2)	188,000	188,741
1.550%, 8/14/2017	1,250,000	1,248,996
4.450%, 1/10/2017	1,000,000	1,054,956
Credit Suisse/New York, 1.375%, 5/26/2017 (2)	1,000,000	1,002,217
Deutsche Bank AG/London, 1.400%, 2/13/2017	2,000,000	2,004,834
Goldman Sachs Group, Inc., 3.625%, 2/7/2016	1,000,000	1,024,815
Huntington National Bank:
1.300%, 11/20/2016	1,000,000	1,002,132
1.375%, 4/24/2017	1,000,000	1,000,553
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	1,840,000	1,869,381
Macquarie Bank, Ltd., 1.600%, 10/27/2017 (2)(6)(7)	1,000,000	997,583
Morgan Stanley, 3.800%, 4/29/2016	500,000	515,280
National Australia Bank, Ltd., 0.806%, 7/25/2016 (11)	1,500,000	1,508,007
Nordea Bank AB, 3.125%, 3/20/2017 (6)(7)	1,740,000	1,806,238
PNC Bank NA, 1.125%, 1/27/2017	1,000,000	1,004,072
PNC Funding Corp., 2.700%, 9/19/2016 (2)	700,000	718,386
Royal Bank of Canada, 1.450%, 9/9/2016	2,300,000	2,321,286
Royal Bank of Scotland PLC, 1.875%, 3/31/2017	2,000,000	2,009,386
SunTrust Banks, Inc., 3.600%, 4/15/2016	1,200,000	1,235,095
Svenska Handelsbanken AB, 1.625%, 3/21/2018 (2)	1,900,000	1,897,450
Toronto-Dominion Bank, 1.500%, 9/9/2016	1,500,000	1,516,143
U.S. Bancorp, 1.650%, 5/15/2017	1,500,000	1,521,810
Westpac Banking Corp., 1.050%, 11/25/2016	2,000,000	2,003,118

		37,977,869

Biotechnology — 0.7%
Amgen, Inc., 2.300%, 6/15/2016	1,600,000	1,626,523

Building Materials — 1.1%
CRH America, Inc., 4.125%, 1/15/2016	2,100,000	2,153,991
Masco Corp., 6.125%, 10/3/2016	250,000	268,125

		2,422,116

Chemicals — 0.3%
Rohm & Haas Co., 6.000%, 9/15/2017	588,000	652,552

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Computers — 1.3%
Apple, Inc., 1.050%, 5/5/2017 (2)	$1,500,000	$1,509,549
Hewlett-Packard Co., 3.000%, 9/15/2016	1,430,000	1,472,812

		2,982,361

Diversified Financial Services — 3.7%
Ally Financial, Inc.:
3.250%, 9/29/2017	500,000	501,875
3.250%, 2/13/2018 (2)	1,000,000	1,001,250
American Express Credit Corp.:
1.125%, 6/5/2017	1,000,000	999,808
2.800%, 9/19/2016	1,250,000	1,286,210
General Electric Capital Corp., 3.350%, 10/17/2016 (2)	2,475,000	2,575,782
International Lease Finance Corp.:
5.750%, 5/15/2016	457,000	476,994
8.750%, 3/15/2017	635,000	710,374
Synchrony Financial, 1.875%, 8/15/2017 (2)	1,000,000	1,002,051

		8,554,344

Electric — 2.0%
Appalachian Power Co., 3.400%, 5/24/2015	1,970,000	1,982,835
Duke Energy Corp., 2.100%, 6/15/2018	1,500,000	1,527,837
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,013,329

		4,524,001

Engineering & Construction — 0.4%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	1,010,754

Insurance — 1.8%
American International Group, Inc., 5.050%, 10/1/2015	1,030,000	1,055,787
Berkshire Hathaway Finance Corp., 0.950%, 8/15/2016	625,000	628,386
Berkshire Hathaway, Inc., 1.900%, 1/31/2017	750,000	766,811
Prudential Covered Trust, 2.997%, 9/30/2015 (6)(7)	750,000	758,666
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (6)(7)	1,000,000	1,005,062

		4,214,712

Machinery-Diversified — 1.3%
John Deere Capital Corp., 1.050%, 10/11/2016	1,000,000	1,004,873
Roper Industries, Inc., 2.050%, 10/1/2018 (2)	2,000,000	2,004,958

		3,009,831

Media — 1.2%
Comcast Corp., 5.850%, 11/15/2015	1,400,000	1,452,272
DIRECTV Holdings LLC, 3.125%, 2/15/2016	1,255,000	1,280,471

		2,732,743

Mining — 0.7%
Xstrata Finance Canada, Ltd., 2.050%, 10/23/2015 (6)(7)	1,635,000	1,643,989

Miscellaneous Manufacturing — 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019 (2)	1,000,000	1,022,255

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas — 1.7%
BP Capital Markets PLC, 0.700%, 11/6/2015	$1,575,000	$1,576,484
Talisman Energy, Inc., 5.125%, 5/15/2015	1,825,000	1,840,855
Transocean, Inc., 4.950%, 11/15/2015	500,000	506,121

		3,923,460

Oil & Gas Services — 0.4%
Schlumberger Norge AS, 1.250%, 8/1/2017 (6)(7)	1,000,000	1,000,388

Pharmaceuticals — 3.2%
AbbVie, Inc., 1.750%, 11/6/2017	1,670,000	1,684,237
Cardinal Health, Inc., 1.700%, 3/15/2018	2,000,000	2,000,722
Express Scripts Holding Co., 2.650%, 2/15/2017	1,500,000	1,541,044
GlaxoSmithKline Capital, Inc., 0.700%, 3/18/2016	1,000,000	1,002,475
Zoetis, Inc., 1.150%, 2/1/2016	1,000,000	1,001,341

		7,229,819

Pipelines — 0.4%
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016	1,000,000	1,023,282

Real Estate Investment Trusts — 0.9%
Health Care REIT, Inc., 2.250%, 3/15/2018	2,000,000	2,017,706

Retail — 0.0%
Walgreen Co., 1.000%, 3/13/2015	80,000	80,011

Semiconductors — 0.7%
Intel Corp., 1.350%, 12/15/2017 (2)	1,600,000	1,610,325

Software — 0.8%
Oracle Corp., 1.200%, 10/15/2017 (2)	1,725,000	1,729,718

Telecommunications — 3.4%
AT&T, Inc.:
1.700%, 6/1/2017	750,000	752,735
2.400%, 8/15/2016	1,000,000	1,016,678
British Telecommunications PLC:
1.625%, 6/28/2016	1,500,000	1,511,567
2.000%, 6/22/2015	1,000,000	1,004,116
Cisco Systems, Inc., 1.100%, 3/3/2017	800,000	804,214
Verizon Communications, Inc.:
1.350%, 6/9/2017 (2)	1,500,000	1,500,876
2.000%, 11/1/2016	750,000	761,511
2.500%, 9/15/2016	352,000	360,116

		7,711,813

Total Corporate Bonds & Notes (identified cost $106,559,474)		107,316,286

Mutual Funds — 2.9%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co., 3.900% (14)	326,711	2,960,002
Fidelity Floating Rate High Income Fund, 4.040%	372,038	3,619,932

Total Mutual Funds (identified cost $6,422,183)		6,579,934

Description	Shares or Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations — 16.9%

Federal Home Loan Mortgage Corporation — 4.0%
0.500%, 5/13/2016 (2)	$1,850,000	$1,852,701
0.750%, 1/12/2018 (2)	2,500,000	2,475,632
0.875%, 10/14/2016 (2)	1,500,000	1,506,704
1.000%, 7/28/2017	2,000,000	2,006,420
1.250%, 5/12/2017 (2)	1,250,000	1,263,275

		9,104,732

Federal National Mortgage Association — 2.8%
0.625%, 8/26/2016 (2)	1,000,000	1,002,099
0.875%, 10/26/2017 (2)	2,000,000	1,997,088
0.875%, 2/8/2018	1,500,000	1,492,782
1.125%, 4/27/2017	1,000,000	1,008,198
1.250%, 9/28/2016 (2)	1,000,000	1,011,253

		6,511,420

U.S. Treasury Bonds & Notes — 10.1%
0.500%, 7/31/2017 (2)	2,000,000	1,985,312
0.625%, 12/15/2016 (2)	1,025,000	1,026,441
0.625%, 5/31/2017 (2)	3,000,000	2,992,968
0.625%, 8/31/2017 (2)	2,750,000	2,734,746
0.625%, 9/30/2017 (2)	3,000,000	2,980,314
0.625%, 11/30/2017 (2)	3,000,000	2,974,923
0.750%, 6/30/2017 (2)	3,500,000	3,498,085
0.750%, 10/31/2017 (2)	1,000,000	995,781
0.875%, 4/30/2017 (2)	1,000,000	1,003,828
0.875%, 8/15/2017 (2)	1,000,000	1,001,406
0.875%, 1/31/2018 (2)	1,000,000	996,797
1.250%, 1/31/2019 (2)	1,000,000	997,656

		23,188,257

Total U.S. Government & U.S. Government Agency Obligations (identified cost $38,715,221)		38,804,409

U.S. Government Agency-Mortgage Securities — 1.0%

Federal National Mortgage Association — 1.0%
3.500%, 4/1/2026	233,267	247,822
4.000%, 11/1/2031	838,658	906,138
5.500%, 11/1/2033	258,010	291,679
5.500%, 2/1/2034	191,988	217,026
5.500%, 8/1/2037	446,927	503,370
7.000%, 12/1/2015	2,044	2,068
7.500%, 9/1/2015	3,978	4,007
9.500%, 12/1/2024	17,033	17,487
9.500%, 1/1/2025	10,793	10,915
9.500%, 1/1/2025	12,902	13,046
10.000%, 7/1/2020	20,718	21,275

		2,234,833

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	60,155	67,688
9.000%, 12/15/2019	12,810	14,390

		82,078

Total U.S. Government Agency-Mortgage Securities
(identified cost $2,242,261)		2,316,911

Short-Term Investments — 20.1%

Collateral Pool Investments for Securities on Loan — 17.5%
Collateral pool allocation (3)		40,215,997

Mutual Funds — 1.5%
BMO Prime Money Market Fund, Class I, 0.010% (4)	3,333,388	3,333,388

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Short-Term Municipals — 1.1%

Michigan — 0.9%
County of Wayne, 2.750%, 6/1/2015	$2,000,000	$2,000,300

New York — 0.2%
County of Suffolk, 1.500%, 3/26/2015	500,000	500,410

Total Short-Term Municipals		2,500,710

Total Short-Term Investments (identified cost $46,050,941)		46,050,095

Total Investments — 117.3% (identified cost $268,500,186)		268,752,233
Other Assets and Liabilities — (17.3)%		(39,546,936)

Total Net Assets — 100.0%		$229,205,297

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	17.8%
Collateralized Mortgage Obligations	6.1
Commercial Mortgage Securities	5.7
Corporate Bonds & Notes	46.8
Mutual Funds	2.9
U.S. Government & U.S. Government Agency Obligations	16.9
U.S. Government Agency—Mortgage Securities	1.0
Other Assets & Liabilities, Net	2.8

Total	100.0%

Intermediate Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 97.1%

Alabama — 0.9%
Other securities		$15,451,595

Alaska — 0.6%
Other securities		9,692,430

Arizona — 3.7%
Arizona Health Facilities Authority:
1.870%, 2/5/2020, Call 8/9/2019 (11)	$4,500,000	4,628,160
5.000%, 1/1/2019, Call 1/1/2017	175,000	188,920
5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,508,696
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,150,860
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,707,000
Other securities		47,682,335

		60,865,971

Arkansas — 1.4%
Other securities		22,947,070

Description	Principal Amount	Value
Municipals (continued)

California — 7.6%
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (11)	$2,000,000	$2,007,820
1.270%, 4/1/2027, Call 10/1/2026 (11)	5,000,000	5,109,350
Deutsche Bank Spears/Lifers Trust, 0.320%, 8/1/2047 (6) (7) (11)	8,000,000	8,000,000
Other securities		110,952,740

		126,069,910

Colorado — 1.9%
Colorado Health Facilities Authority:
3.000%, 12/1/2015	490,000	498,247
4.000%, 12/1/2016	505,000	532,709
4.500%, 2/1/2020	455,000	502,315
5.000%, 9/1/2018	530,000	584,495
5.000%, 9/1/2019	560,000	627,474
5.000%, 2/1/2021	475,000	539,002
5.000%, 12/1/2021	875,000	1,011,080
5.000%, 9/1/2022	750,000	863,543
5.000%, 2/1/2024	420,000	487,007
5.125%, 11/15/2020, Call 11/15/2016 (11)	555,000	598,817
5.250%, 1/1/2025, Call 1/1/2020	460,000	533,940
Other securities		24,431,130

		31,209,759

Connecticut — 0.1%
Other securities		2,453,481

Delaware — 0.4%
Other securities		7,172,279

District of Columbia — 0.3%
Other securities		5,536,701

Florida — 6.5%
City of Gulf Breeze:
1.750%, 12/1/2015 (11)	11,795,000	11,908,350
5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,342,820
County of Lee, AMBAC, 5.125%, 10/1/2024, Call 10/1/2016 (15)	7,975,000	8,477,345
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,867,885
Other securities		79,423,662

		109,020,062

Georgia — 2.9%
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,160,750
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,893,450
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,154,020
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,150,670
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,420,043
5.000%, 3/15/2021	5,400,000	6,154,596
5.250%, 9/15/2018	250,000	281,660
Other securities		34,767,012

		48,982,201

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Hawaii — 0.0%
Other securities		$421,184

Idaho — 0.4%
Other securities		6,067,845

Illinois — 9.9%
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	$1,000,000	1,230,860
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,497,759
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,647,447
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,733,606
Deutsche Bank Spears/Lifers Trust, AGM-CR, 0.380%, 12/1/2039, Call 12/1/2021 (6)(7)(11)	10,000,000	10,000,000
Illinois Finance Authority:
5.000%, 5/1/2015	2,095,000	2,108,094
5.250%, 3/1/2019	250,000	284,008
5.250%, 2/15/2030, Call 2/15/2020	250,000	285,680
5.750%, 11/1/2039, Call 11/1/2019	5,000,000	5,851,750
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,178,417
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,639,060
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	294,788
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	377,944
Other securities		131,810,540

		164,939,953

Indiana — 3.1%
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	258,728
5.000%, 8/15/2020	700,000	805,133
5.000%, 10/1/2022	300,000	346,533
5.000%, 10/1/2023	400,000	462,044
5.000%, 10/1/2024, Call 10/1/2023	275,000	314,072
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,582,332
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,158,890
Other securities		42,838,656

		50,766,388

Iowa — 0.5%
Other securities		8,325,800

Kansas — 0.3%
Other securities		4,830,447

Kentucky — 0.3%
Other securities		5,044,140

Louisiana — 1.8%
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,767,171
4.000%, 3/1/2021	3,585,000	3,855,632

Description	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
State of Louisiana, 0.590%, 5/1/2018, Call 11/1/2017 (11)	$7,000,000	$7,013,860
Other securities		15,010,041

		29,646,704

Maine — 0.5%
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,893,225
Other securities		347,514

		8,240,739

Maryland — 0.4%
Other securities		6,020,163

Massachusetts — 1.4%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.075%, 12/1/2030, Call 3/2/2015 (11)(12)	1,450,000	1,355,146
0.090%, 12/1/2030, Call 3/5/2015 (11)(12)	7,375,000	6,892,557
Other securities		15,355,744

		23,603,447

Michigan — 5.7%
City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2018, Call 7/1/2016	250,000	261,195
5.000%, 7/1/2019, Call 7/1/2016	50,000	52,145
5.000%, 7/1/2020, Call 7/1/2016	50,000	51,991
5.000%, 7/1/2020, Call 7/1/2016	720,000	748,663
5.000%, 7/1/2023, Call 7/1/2016	200,000	207,670
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,139,007
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2016 (11)	725,000	762,671
5.000%, 7/1/2021, Call 7/1/2015	1,530,000	1,550,762
5.000%, 7/1/2027, Call 7/1/2016	5,000,000	5,088,300
Michigan Finance Authority:
3.000%, 11/1/2015	150,000	152,691
5.000%, 6/1/2016	1,450,000	1,507,594
5.000%, 11/1/2020	2,000,000	2,355,760
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,708,350
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,700,610
Other securities		76,924,259

		94,211,668

Minnesota — 0.9%
Other securities		15,690,494

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Mississippi — 0.8%
Mississippi Business Finance Corp., 0.950%, 12/1/2036, Call 3/2/2015 (11)	$8,500,000	$8,500,000
Other securities		4,382,615

		12,882,615

Missouri — 2.1%
Other securities		34,507,301

Montana — 0.2%
Other securities		2,841,791

Nebraska — 0.7%
Other securities		11,625,810

Nevada — 2.4%
Las Vegas Valley Water District:
0.070%, 6/1/2036, Call 3/2/2015 (11)	15,000,000	15,000,000
5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,923,988
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	2,965,800
Other securities		16,386,784

		40,276,572

New Hampshire — 0.4%
Other securities		6,118,970

New Jersey — 3.6%
New Jersey Economic Development Authority:
1.720%, 2/1/2016, Call 8/1/2015 (11)	3,000,000	3,014,250
5.000%, 6/15/2015	435,000	440,690
5.000%, 6/15/2019	3,000,000	3,372,630
5.000%, 6/15/2020	1,500,000	1,709,865
New Jersey Higher Education Student Assistance Authority:
3.250%, 12/1/2027, Call 12/1/2022 (15)	2,500,000	2,508,500
4.875%, 12/1/2024, Call 12/1/2019	9,235,000	10,080,002
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,896,522
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,880,511
New Jersey State Turnpike Authority, NATL-RE:
0.103%, 1/1/2030, Call 3/3/2015 (11)(12)	350,000	318,947
0.114%, 1/1/2030, Call 3/5/2015 (11)(12)	475,000	432,856
0.114%, 1/1/2030, Call 3/6/2015 (11)(12)	1,900,000	1,731,424
0.140%, 1/1/2030, Call 3/6/2015 (11)(12)	500,000	455,638
New Jersey Transportation Trust Fund Authority:
1.020%, 12/15/2019, Call 6/15/2019 (11)	5,000,000	5,001,950
5.000%, 6/15/2022	500,000	570,210
5.250%, 12/15/2023	240,000	278,988
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,520,852

Description	Principal Amount	Value
Municipals (continued)

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	$5,000,000	$5,542,500
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,290,910
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,385,920
New Jersey Transportation Trust Fund Authority, BHAC:
0.000%, 12/15/2024	440,000	321,935
0.000%, 12/15/2028	110,000	65,657
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	255,000	146,388
New Jersey Transportation Trust Fund Authority, State Appropriation, 5.000%, 6/15/2017	250,000	271,363
Other securities		7,200,618

		60,439,126

New Mexico — 1.4%
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,263,986	1,251,270
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.200%, 7/1/2028, Call 1/1/2017 (15)	410,000	419,233
4.500%, 9/1/2024, Call 9/1/2019	235,000	246,282
5.650%, 9/1/2039, Call 3/1/2019	605,000	630,912
6.000%, 9/1/2039, Call 3/1/2019	755,000	765,072
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	940,000	1,005,076
5.350%, 3/1/2030, Call 9/1/2020	2,235,000	2,377,772
New Mexico Municipal Energy Acquisition Authority, 0.865%, 8/1/2019, Call 2/1/2019 (11)	10,000,000	10,032,300
Other securities		6,681,196

		23,409,113

New York — 5.8%
City of New York, AGM, 0.010%, 8/1/2019, Call 3/2/2015 (11)	8,600,000	8,600,000
Metropolitan Transportation Authority, 0.464%, 11/1/2017, Call 5/1/2017 (11)	2,800,000	2,803,976
Metropolitan Transportation Authority, AGM, 0.716%, 5/15/2018, Call 11/15/2017 (11)	4,000,000	4,022,960
New York City Transitional Finance Authority, 5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,926,637

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
New York State Dormitory Authority:
5.000%, 12/15/2023, Call 12/15/2022	$4,590,000	$5,595,944
5.000%, 3/15/2027, Call 3/15/2022	16,555,000	19,499,969
New York State Energy Research & Development Authority, NATL-RE, 0.102%, 12/1/2020, Call 3/3/2015 (11)(12)	6,450,000	6,066,451
New York State Thruway Authority, 5.000%, 3/15/2026, Call 9/15/2021	8,490,000	10,081,960
Other securities		33,426,794

		97,024,691

North Carolina — 1.0%
Other securities		16,566,233

North Dakota — 2.0%
North Dakota Public Finance Authority:
4.000%, 6/1/2022	2,345,000	2,631,090
4.000%, 6/1/2023	2,440,000	2,757,566
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,464,495
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,280,316
Williston Parks & Recreation District:
3.000%, 3/1/2017	805,000	830,535
4.000%, 3/1/2023, Call 3/1/2021	420,000	446,191
4.500%, 3/1/2020	1,455,000	1,605,141
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,814,794
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,923,396
Other securities		14,678,330

		32,431,854

Ohio — 3.1%
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,692,522
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,390,358
City of Cleveland, AGM:
5.000%, 1/1/2016	100,000	103,640
5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,119,940
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,114,070
Other securities		45,183,790

		51,604,320

Oklahoma — 0.8%
Other securities		13,420,339

Oregon — 1.0%
Other securities		16,753,625

Pennsylvania — 3.1%
Pennsylvania Turnpike Commission:
0.000%, 12/1/2034, Call 12/1/2020 (16)	365,000	393,988

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
0.570%, 12/1/2016, Call 6/1/2016 (11)	$1,450,000	$1,455,409
0.700%, 12/1/2018, Call 6/1/2018 (11)	2,850,000	2,866,416
5.000%, 6/1/2021, Call 6/1/2019	715,000	816,187
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,163,331
Other securities		45,257,409

		51,952,740

Puerto Rico — 0.5%
Other securities		8,219,097

Rhode Island — 0.8%
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (15)	300,000	300,066
3.950%, 12/1/2017	250,000	268,835
4.000%, 12/1/2022, Call 12/1/2021 (15)	2,885,000	3,038,165
4.200%, 12/1/2018, Call 12/1/2017	600,000	643,008
4.250%, 12/1/2020, Call 12/1/2017	500,000	529,030
4.250%, 12/1/2025, Call 12/1/2021 (15)	2,205,000	2,280,653
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,062,210
4.750%, 12/1/2028, Call 12/1/2021 (15)	1,000,000	1,036,700
4.750%, 12/1/2029, Call 12/1/2021 (15)	680,000	700,509
Other securities		3,757,448

		13,616,624

South Carolina — 1.0%
Other securities		17,363,444

South Dakota — 1.0%
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	565,705
4.250%, 9/1/2023	740,000	825,929
4.500%, 9/1/2018	500,000	535,485
4.500%, 9/1/2020	900,000	984,087
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,172,286
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,081,330
5.000%, 9/1/2019	200,000	229,358
5.000%, 11/1/2022	715,000	859,280
5.000%, 11/1/2023	625,000	754,056
5.000%, 11/1/2024	650,000	786,786
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,149,590
5.000%, 11/1/2025, Call 11/1/2024	600,000	721,134
5.000%, 11/1/2026, Call 11/1/2024	550,000	654,835
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,065,691
Other securities		5,121,165

		16,506,717

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Tennessee — 1.0%
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	$5,310,000	$6,166,131
5.250%, 9/1/2021	3,810,000	4,449,166
5.250%, 9/1/2022	250,000	293,162
Other securities		6,511,135

		17,419,594

Texas — 6.1%
Dallas/Fort Worth International Airport:
5.000%, 11/1/2023, Call 11/1/2020	2,400,000	2,795,904
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,195,540
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,655,550
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,299,660
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,412,496
Harris County Cultural Education Facilities Finance Corp.:
0.770%, 6/1/2020 (11)	2,000,000	2,010,820
0.850%, 6/1/2021 (11)	2,400,000	2,412,408
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,789,707
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	6,066,053
Lower Neches Valley Authority Industrial Development Corp., 0.010%, 5/1/2046, Call 3/2/2015 (11)	10,695,000	10,695,000
North Texas Tollway Authority:
0.820%, 1/1/2019, Call 7/1/2018 (11)	1,750,000	1,762,827
5.750%, 1/1/2038, Call 1/1/2018	3,105,000	3,421,368
6.125%, 1/1/2031, Call 1/1/2016	400,000	419,388
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,975,711
North Texas Tollway Authority, BHAC, 5.125%, 1/1/2028, Call 1/1/2018	500,000	551,255
Other securities		56,456,674

		100,920,361

Utah — 1.2%
Other securities		19,618,707

Vermont — 0.1%
Other securities		2,178,269

Virginia — 0.3%
Other securities		4,875,563

Washington — 0.9%
Other securities		15,692,829

West Virginia — 0.6%
Other securities		9,304,739

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin — 3.6%
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	$800,000	$868,888
5.000%, 11/1/2025, Call 11/1/2022	3,500,000	4,258,695
5.000%, 5/1/2027, Call 5/1/2022	1,605,000	1,905,777
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	22,308
4.750%, 10/15/2029, Call 10/15/2021	605,000	673,444
5.000%, 4/15/2016	1,000,000	1,049,920
5.000%, 8/15/2018	1,000,000	1,118,940
5.000%, 6/1/2019	845,000	868,702
5.000%, 6/1/2019	2,860,000	3,258,426
5.000%, 7/1/2019	990,000	1,105,474
5.000%, 8/15/2019	250,000	285,420
5.000%, 8/15/2019	955,000	1,092,071
5.000%, 8/15/2020	1,060,000	1,233,448
5.000%, 8/15/2021	1,160,000	1,368,742
5.000%, 10/1/2022	750,000	893,475
5.000%, 12/15/2022, Call 12/15/2019	25,000	28,884
5.000%, 6/1/2026, Call 6/1/2020	100,000	114,802
5.000%, 8/15/2027, Call 8/15/2022	500,000	575,650
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,982,115
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,167,164
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,125,110
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,698,650
5.250%, 6/1/2034, Call 6/1/2020	300,000	344,574
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,893,759
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,175,545
Other securities		18,671,107

		59,781,090

Wyoming — 0.1%
Other securities		1,706,005

Total Municipals (identified cost $1,551,493,551)		1,616,268,570

Mutual Funds — 1.0%
Other securities		16,292,742

Short-Term Investments — 1.8%

Mutual Funds — 1.7%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	27,919,891	27,919,891

Short-Term Municipals — 0.1%

Michigan — 0.0%
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	$1,000,000	1,005,070

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund** (continued)

Description	Value
Short-Term Municipals (continued)

Wisconsin — 0.1%
Other securities	$1,501,905

Total Short-Term Municipals	2,506,975

Total Short-Term Investments (identified cost $30,421,633)	30,426,866

Total Investments — 99.9% (identified cost $1,597,527,469)	1,662,988,178
Other Assets and Liabilities — 0.1%	2,283,964

Total Net Assets — 100.0%	$1,665,272,142

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—23.1%
School District	14.3%
State or Local	8.8
Revenue Bonds—74.1%
Appropriation	18.8
Education	7.5
General Revenue	2.1
Healthcare	14.7
Housing	6.6
Industrial Revenue	1.1
Power	2.9
Special Tax	3.1
Student Loan	0.9
Tobacco	0.4
Transportation	9.5
Water & Sewer	6.5
Other Assets & Liabilities, Net	2.8

Total	100.0%

Mortgage Income Fund

Description	Principal Amount	Value
Asset-Backed Security — 0.3%

Federal Home Loan Mortgage Corporation — 0.3%
0.431%, 8/25/2031, (Series T-32) (11)	$359,699	$351,940

Total Asset-Backed Securities (identified cost $359,699)		351,940

Collateralized Mortgage Obligations — 17.9%

Federal Home Loan Mortgage Corporation — 4.7%
0.472%, 5/15/2041, (Series 4091) (11)	5,729,277	5,732,108
5.000%, 5/15/2033, (Series 2791)	73,278	74,754

		5,806,862

Federal National Mortgage Association — 0.8%
0.571%, 4/25/2034, (Series 2004-25) (11)	411,364	415,998
4.000%, 10/25/2032, (Series 2003-28)	12,119	12,274

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Federal National Mortgage Association (continued)
4.000%, 3/25/2041, (Series 2012-21)	$567,222	$598,006

		1,026,278

Government National Mortgage Association — 0.8%
4.500%, 8/20/2028, (Series 2009-116)	965,000	1,018,007

Private Sponsor — 11.6%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	1,395,932	1,428,230
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	691,901	717,525
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 4.696%, 7/25/2037 (11)	918,093	859,522
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	1,234,313	1,295,501
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	258,091	254,413
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2, (Series 2014-DN1), 2.371%, 2/25/2024 (11)	2,000,000	2,019,722
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	325,310	324,397
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.466%, 11/25/2034 (11)	1,471,901	1,507,407
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	1,228,524	1,170,548
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	838,145	830,093
Class A1, (Series 2006-AR19), 5.502%, 12/25/2036 (11)	1,476,671	1,440,590
Class A1, (Series 2007-15), 6.000%, 11/25/2037	1,495,616	1,490,792
Class A8, (Series 2007-11), 6.000%, 8/25/2037	1,135,319	1,123,811

		14,462,551

Total Collateralized Mortgage Obligations (identified cost $22,135,184)		22,313,698

Commercial Mortgage Securities — 11.5%

Private Sponsor — 11.5%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,000,000	1,014,762
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (11)	1,000,000	1,064,759
FREMF Mortgage Trust, Class B, (Series 2012-K19), 4.036%, 5/25/2045 (6)(7)(11)	2,000,000	2,131,282

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Mortgage Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
FREMF Mortgage Trust:
Class B, (Series 2014-K37), 4.558%, 1/25/2047 (6)(7)(11)	$2,000,000	$2,172,950
Class C, (Series 2012-K21), 3.938%, 7/25/2045 (6)(7)(11)	1,500,000	1,512,417
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (11)	2,000,000	2,159,026
Morgan Stanley Bank of America Merrill Lynch Trust, Class B, (Series 2013-C13), 4.743%, 11/15/2046 (11)	2,000,000	2,224,838
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (6)(7)(11)	2,000,000	2,080,640

Total Commercial Mortgage Securities (identified cost $13,893,080)		14,360,674

U.S. Government Agency-Mortgage Securities — 67.7%

Federal Home Loan Mortgage Corporation — 18.3%
3.000%, 2/1/2029	1,821,942	1,912,509
3.500%, 4/1/2042	119,446	125,728
3.500%, 7/1/2044	1,417,416	1,485,602
3.500%, 9/1/2044	4,919,798	5,156,470
4.000%, 10/1/2031	2,648,664	2,862,822
4.000%, 12/1/2040	657,748	708,349
4.000%, 2/1/2044	3,788,879	4,106,342
4.500%, 9/1/2031	773,970	844,528
4.500%, 7/1/2040	55,472	61,039
4.500%, 11/1/2040	1,410,839	1,544,640
4.500%, 2/1/2041	1,958,506	2,131,207
5.000%, 12/1/2022	296,186	319,990
5.000%, 1/1/2040	468,584	525,309
5.500%, 11/1/2018	260,475	273,827
5.500%, 10/1/2021	295,547	319,019
5.500%, 7/1/2035	76,050	85,490
6.000%, 12/1/2036	69,704	79,074
6.000%, 12/1/2037	49,678	56,590
6.500%, 9/1/2016	11,759	12,073
7.500%, 4/1/2024	61,961	69,737
7.500%, 4/1/2027	32,676	38,215
8.000%, 8/1/2030	34,229	38,850
8.500%, 9/1/2024	30,798	35,027
9.000%, 6/1/2019	17,470	18,445
9.500%, 2/1/2025	16,620	16,882

		22,827,764

Federal National Mortgage Association — 46.9%
2.500%, 9/1/2029	2,905,252	2,979,998
3.000%, 8/1/2032	324,125	336,892
3.000%, 5/1/2043	2,708,195	2,765,579
3.000%, 5/1/2043	4,100,809	4,187,910
3.000%, 5/1/2043	2,769,229	2,827,876
3.000%, 8/1/2043	3,728,560	3,805,525
3.500%, 7/1/2032	710,608	750,664
3.500%, 10/1/2042	3,252,655	3,415,568
3.500%, 5/1/2043	3,522,795	3,722,326
3.500%, 9/1/2043	2,814,623	2,974,051
4.000%, 11/1/2031	1,397,764	1,510,231
4.000%, 2/1/2041	2,303,558	2,477,698
4.000%, 3/1/2041	432,675	466,823

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
4.000%, 9/1/2043	$1,807,845	$1,952,777
4.000%, 5/1/2044	3,743,566	4,013,373
4.500%, 12/1/2040	1,838,216	2,005,626
4.500%, 4/1/2041	6,382,356	6,964,574
4.500%, 6/1/2042	1,642,828	1,801,603
5.000%, 5/1/2018	271,276	286,136
5.000%, 5/1/2042	1,820,036	2,025,722
5.500%, 1/1/2023	270,591	303,978
5.500%, 10/1/2024	414,229	465,339
5.500%, 2/1/2036	338,500	381,776
5.500%, 7/1/2036	676,547	763,146
5.500%, 8/1/2037	1,192,740	1,343,374
6.000%, 10/1/2016	34,195	35,098
6.000%, 9/1/2021	384,281	416,842
6.000%, 5/1/2039	1,150,761	1,318,591
6.500%, 9/1/2016	22,165	22,777
6.500%, 9/1/2016	44,352	45,503
6.500%, 8/1/2030	645,938	745,430
6.500%, 12/1/2031	37,613	44,751
6.500%, 11/1/2037	171,889	198,298
7.000%, 3/1/2029	76,177	86,362
7.000%, 7/1/2029	241,964	290,123
7.000%, 2/1/2030	164,020	188,926
7.500%, 10/1/2030	35,784	41,198
8.000%, 10/1/2028	316,914	367,778
8.000%, 4/1/2030	60,786	70,955

		58,401,197

Government National Mortgage Association — 2.5%
5.000%, 4/15/2034	454,469	511,416
5.500%, 9/15/2033	1,052,731	1,202,027
6.000%, 12/20/2033	1,132,363	1,311,377
7.000%, 8/15/2031	54,620	65,117
9.500%, 10/15/2024	15,981	17,197

		3,107,134

Total U.S. Government Agency-Mortgage Securities
(identified cost $81,482,711)		84,336,095

Short-Term Investments — 2.4%

Mutual Funds — 2.4%
BMO Government Money Market Fund, Class I, 0.010% (4)	2,954,731	2,954,731

Total Short-Term Investments (identified cost $2,954,731)		2,954,731

Total Investments — 99.8% (identified cost $120,825,405)		124,317,138
Other Assets and Liabilities — 0.2%		199,594

Total Net Assets — 100.0%		$124,516,732

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	0.3%
Collateralized Mortgage Obligations	17.9
Commercial Mortgage Securities	11.5
U.S. Government Agency—Mortgage Securities	67.7
Other Assets & Liabilities, Net	2.6

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Intermediate Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 5.3%

Credit Cards — 2.1%
Citibank Credit Card Issuance Trust, Class A7, (Series 2003-A7), 4.150%, 7/7/2017	$3,000,000	$3,040,125

Other Financial — 3.2%
Ally Master Owner Trust:
Class A, (Series 2010-2), 4.250%, 4/15/2017 (6)(7)	2,500,000	2,512,452
Class A, (Series 2010-4), 1.243%, 8/15/2017 (11)	2,000,000	2,006,756

		4,519,208

Total Asset-Backed Securities (identified cost $7,660,497)		7,559,333

Commercial Mortgage Securities — 1.2%

Private Sponsor — 1.2%
Wachovia Bank Commercial Mortgage Trust, Class A7, (Series 2005-C20), 5.118%, 7/15/2042 (11)	1,726,893	1,733,922

Total Commercial Mortgage Securities (identified cost $1,773,727)		1,733,922

Corporate Bonds & Notes — 52.9%

Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC, 1.182%, 11/4/2019 (11)	2,000,000	2,001,256

Banks — 13.8%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (6)(7)	1,300,000	1,364,321
Banco Santander Chile, 1.152%, 4/11/2017 (6)(7)(11)	1,000,000	996,341
Bank of America Corp., 0.513%, 10/14/2016 (11)	1,000,000	996,567
Barclays Bank PLC, 0.837%, 2/17/2017 (11)	1,500,000	1,505,313
Goldman Sachs Group, Inc.:
1.455%, 4/30/2018 (11)	2,000,000	2,028,274
4.000%, 3/3/2024 (2)	1,000,000	1,058,367
HSBC Holdings PLC, 4.250%, 3/14/2024 (2)	1,000,000	1,056,292
ING Bank NV, 5.800%, 9/25/2023 (6)(7)	1,000,000	1,149,920
Intesa Sanpaolo SpA, 5.017%, 6/26/2024 (2)(6)(7)	2,000,000	2,062,962
JPMorgan Chase & Co., 4.125%, 12/15/2026 (2)	1,000,000	1,028,978
Morgan Stanley:
0.975%, 1/5/2018 (11)	1,000,000	1,002,096
4.100%, 5/22/2023 (2)	1,000,000	1,034,045
5.000%, 11/24/2025	1,250,000	1,379,085
Standard Chartered PLC, 5.200%, 1/26/2024 (2)(6)(7)	1,000,000	1,087,726
Wachovia Corp., 0.623%, 10/15/2016 (11)	500,000	498,063
Westpac Banking Corp., 0.587%, 5/19/2017 (11)	1,500,000	1,500,064

		19,748,414

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals — 1.1%
Braskem Finance, Ltd., 5.750%, 4/15/2021 (2)(6)(7)	$1,600,000	$1,612,640

Commercial Services — 1.4%
ADT Corp., 4.125%, 4/15/2019 (2)	2,000,000	2,032,500

Diversified Financial Services — 3.6%
American Express Credit Corp., 0.505%, 6/5/2017 (11)	2,000,000	1,998,432
HSBC Finance Corp., 5.000%, 6/30/2015	1,000,000	1,014,442
Jefferies Group LLC, 5.125%, 1/20/2023 (2)	1,000,000	1,059,955
Nomura Holdings, Inc., 1.691%, 9/13/2016 (11)	1,000,000	1,014,624

		5,087,453

Food — 2.0%
H.J. Heinz Co., 4.250%, 10/15/2020 (2)	1,500,000	1,525,950
Kroger Co., 0.787%, 10/17/2016 (11)	1,400,000	1,403,025

		2,928,975

Holding Companies-Diversified — 1.3%
Leucadia National Corp., 5.500%, 10/18/2023	1,800,000	1,862,087

Insurance — 0.7%
Principal Life Global Funding II, 0.631%, 5/27/2016 (6)(7)(11)	1,000,000	1,002,638

Internet — 0.9%
Expedia, Inc., 5.950%, 8/15/2020	1,100,000	1,236,949

Iron/Steel — 2.7%
Allegheny Technologies, Inc., 6.125%, 8/15/2023 (2)	1,000,000	1,073,076
GTL Trade Finance, Inc., 5.893%, 4/29/2024 (2)(6)(7)	1,750,000	1,767,500
Reliance Steel & Aluminum Co., 4.500%, 4/15/2023 (2)	1,000,000	1,007,137

		3,847,713

Mining — 3.0%
Barrick Gold Corp., 4.100%, 5/1/2023 (2)	1,000,000	997,093
BHP Billiton Finance USA, Ltd., 0.507%, 9/30/2016 (11)	1,700,000	1,700,386
Freeport-McMoRan, Inc.:
3.100%, 3/15/2020 (2)	1,000,000	961,125
3.550%, 3/1/2022	750,000	687,045

		4,345,649

Miscellaneous Manufacturing — 0.9%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,293,304

Oil & Gas — 3.1%
Ensco PLC, 4.500%, 10/1/2024 (2)	1,000,000	981,913
KazMunayGas National Co. JSC, 4.875%, 5/7/2025 (6)(7)	1,000,000	901,240
Petrobras International Finance Co., 5.750%, 1/20/2020 (2)	1,000,000	924,970
Petroleos Mexicanos, 4.250%, 1/15/2025 (6)(7)	750,000	757,125
Transocean, Inc., 6.500%, 11/15/2020 (2)	1,000,000	891,021

		4,456,269

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

TCH Intermediate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Packaging & Containers — 0.8%
Ball Corp., 5.000%, 3/15/2022	$1,100,000	$1,155,000

Pharmaceuticals — 3.1%
Merck & Co., Inc.:
0.446%, 5/18/2016 (11)	1,500,000	1,502,870
0.631%, 2/10/2020 (11)	1,500,000	1,505,061
Pfizer, Inc., 5.350%, 3/15/2015	1,400,000	1,402,223

		4,410,154

Pipelines — 4.3%
El Paso Pipeline Partners Operating Co. LLC, 4.300%, 5/1/2024	1,000,000	1,033,566
Energy Transfer Partners LP, 4.150%, 10/1/2020 (2)	2,000,000	2,094,230
Kinder Morgan Energy Partners LP, 4.150%, 2/1/2024 (2)	1,300,000	1,352,135
Williams Cos., Inc., 4.550%, 6/24/2024 (2)	1,750,000	1,717,788

		6,197,719

Real Estate Investment Trusts — 2.1%
EPR Properties, 5.250%, 7/15/2023	1,250,000	1,346,874
Hospitality Properties Trust, 4.650%, 3/15/2024	600,000	620,177
Senior Housing Properties Trust, 4.750%, 5/1/2024	1,000,000	1,037,459

		3,004,510

Telecommunications — 4.9%
CenturyLink, Inc., 5.625%, 4/1/2020 (2)	1,000,000	1,073,750
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (6)(7)	1,500,000	1,535,137
Frontier Communications Corp., 7.125%, 1/15/2023 (2)	1,000,000	1,048,750
Indosat Palapa Co. BV, 7.375%, 7/29/2020 (6)(7)	1,000,000	1,053,750
Juniper Networks, Inc., 3.300%, 6/15/2020 (13)	1,500,000	1,504,010
Motorola Solutions, Inc., 4.000%, 9/1/2024 (2)	750,000	778,421

		6,993,818

Transportation — 1.8%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (6)(7)	$1,000,000	$1,070,918
Kansas City Southern de Mexico SA de C.V., 0.956%, 10/28/2016 (11)	1,500,000	1,497,126

		2,568,044

Total Corporate Bonds & Notes (identified cost $74,803,674)		75,785,092

Description	Shares or Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations — 9.4%

U.S. Treasury Bonds & Notes — 9.4%
1.625%, 1/15/2018 (2)	$5,044,815	$5,377,460
2.000%, 4/30/2016 (2)	5,000,000	5,095,705
4.250%, 8/15/2015 (2)	3,000,000	3,057,186

Total U.S. Government & U.S. Government Agency Obligations (identified cost $13,503,228)		13,530,351

U.S. Government Agency-Mortgage Securities — 18.9%

Federal Home Loan Mortgage Corporation — 7.9%
3.500%, 10/1/2043	3,607,777	3,781,332
3.500%, 2/1/2044	3,668,745	3,845,234
4.000%, 4/1/2044	3,494,074	3,740,376

		11,366,942

Federal National Mortgage Association — 11.0%
3.000%, 5/1/2043	1,791,899	1,829,848
3.000%, 9/1/2044 (2)	2,886,298	2,944,616
3.000%, 1/1/2045 (2)	698,393	712,504
3.000%, 2/1/2045	5,000,000	5,101,025
3.500%, 9/1/2034 (2)	4,627,440	4,886,336
5.500%, 8/1/2037	210,483	237,066

		15,711,395
Total U.S. Government Agency-Mortgage Securities
(identified cost $26,463,373)		27,078,337

Short-Term Investments — 44.9%

Collateral Pool Investments for Securities on Loan — 32.4%
Collateral pool allocation (3)		46,457,198

Mutual Funds — 12.5%
BMO Prime Money Market Fund, Class I, 0.010% (4)	17,914,952	17,914,952

Total Short-Term Investments (identified cost $64,372,150)		64,372,150

Total Investments — 132.6% (identified cost $188,576,649)		190,059,185
Other Assets and Liabilities — (32.6)%		(46,710,579)

Total Net Assets — 100.0%		$143,348,606

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	5.3%
Commercial Mortgage Securities	1.2
Corporate Bonds & Notes	52.9
U.S. Government & U.S. Government Agency Obligations	9.4
U.S. Government Agency—Mortgage Securities	18.9
Other Assets & Liabilities, Net	12.3

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.7%

Automobiles — 0.7%
Harley-Davidson Motorcycle Trust, Class A4, (Series 2011-1), 1.310%, 3/15/2017	$1,177,913	$1,180,067
Hyundai Auto Receivables Trust, Class A4, (Series 2010-B), 1.630%, 3/15/2017	1,040,608	1,041,215

Total Asset-Backed Securities (identified cost $2,226,032)		2,221,282

Corporate Bonds & Notes — 86.6%

Advertising — 0.7%
Omnicom Group, Inc., 3.650%, 11/1/2024 (2)	2,000,000	2,071,506

Agriculture — 0.3%
Altria Group, Inc., 10.200%, 2/6/2039	97,000	172,653
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	306,288
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	291,651

		770,592

Auto Manufacturers — 4.5%
Daimler Finance North America LLC, 0.935%, 8/1/2016 (6)(7)(11)	2,500,000	2,514,582
Ford Motor Credit Co. LLC: 1.182%, 11/4/2019 (11)	1,500,000	1,500,942
1.192%, 1/9/2018 (11)	2,500,000	2,504,542
1.506%, 5/9/2016 (11)	1,000,000	1,007,955
5.625%, 9/15/2015	800,000	820,582
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	1,026,792
4.375%, 9/25/2021	2,000,000	2,127,500
Jaguar Land Rover Automotive PLC:
4.125%, 12/15/2018 (6)(7)	1,000,000	1,047,500
5.625%, 2/1/2023 (6)(7)	450,000	485,438
Nissan Motor Acceptance Corp., 0.955%, 9/26/2016 (6)(7)(11)	250,000	251,529

		13,287,362

Banks — 13.8%
ABN AMRO Bank NV, 1.056%, 10/28/2016 (6)(7)(11)	750,000	755,681
Banco de Costa Rica, 5.250%, 8/12/2018 (6)(7)	800,000	818,000
Banco Santander Chile, 1.152%, 4/11/2017 (6)(7)(11)	1,000,000	996,341
BanColombia SA, 6.125%, 7/26/2020 (2)	500,000	544,900
Bank of America Corp.:
1.067%, 3/22/2016 (11)	1,500,000	1,506,207
1.125%, 4/1/2019 (2)(11)	1,000,000	1,007,764
1.293%, 1/15/2019 (2)(11)	2,000,000	2,028,376
4.000%, 1/22/2025 (2)	2,000,000	2,026,588
BBVA Banco Continental SA, 5.250%, 9/22/2029 (2)(6)(7)(11)	1,000,000	1,021,000
Citigroup, Inc.:
0.506%, 6/9/2016 (11)	1,000,000	993,545
0.778%, 3/10/2017 (11)	750,000	749,324
Credit Suisse, 0.539%, 3/11/2016 (11)	1,750,000	1,750,434

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Deutsche Bank AG/London, 0.731%, 5/30/2017 (11)	$1,000,000	$1,000,555
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,193,798
Goldman Sachs Group, Inc.:
1.357%, 11/15/2018 (11)	1,000,000	1,011,003
1.455%, 4/30/2018 (11)	1,500,000	1,521,205
6.750%, 10/1/2037	1,000,000	1,296,059
7.500%, 2/15/2019	300,000	358,666
HSBC USA, Inc., 0.552%, 6/23/2017 (11)	1,500,000	1,499,041
ING Bank NV, 5.800%, 9/25/2023 (6)(7)	500,000	574,960
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (6)(7)	1,400,000	1,428,000
JPMorgan Chase & Co.:
1.297%, 3/20/2015 (11)	1,500,000	1,500,711
4.625%, 5/10/2021 (2)	300,000	333,850
5.150%, 10/1/2015	1,150,000	1,179,223
Morgan Stanley:
5.500%, 1/26/2020	1,000,000	1,138,128
5.500%, 7/28/2021 (2)	1,000,000	1,157,505
6.000%, 4/28/2015	500,000	504,064
National City Bank:
0.591%, 12/15/2016 (11)	550,000	548,110
0.605%, 6/7/2017 (11)	2,000,000	1,991,736
PNC Funding Corp., 4.250%, 9/21/2015	1,365,000	1,391,856
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (6)(7)	1,000,000	1,008,700
Turkiye Is Bankasi, 7.850%, 12/10/2023 (2)(6)(7)	250,000	277,049
Wachovia Corp., 0.595%, 10/28/2015 (11)	750,000	750,139
Wells Fargo & Co.:
0.456%, 10/28/2015 (11)	1,500,000	1,501,509
1.175%, 6/26/2015 (11)	1,000,000	1,002,822
4.650%, 11/4/2044 (2)	2,000,000	2,143,550

		40,510,399

Beverages — 0.3%
PepsiCo, Inc., 0.471%, 2/26/2016 (11)	1,000,000	1,001,220

Biotechnology — 0.9%
Amgen, Inc., 0.642%, 5/22/2017 (11)	2,500,000	2,503,960

Chemicals — 2.5%
Agrium, Inc., 4.125%, 3/15/2035 (13)	3,000,000	2,964,426
Braskem America Finance Co., 7.125%, 7/22/2041 (6)(7)	1,000,000	915,300
Braskem Finance, Ltd., 5.750%, 4/15/2021 (2)(6)(7)	500,000	503,950
Dow Chemical Co., 8.550%, 5/15/2019	250,000	312,563
Mexichem SAB de C.V., 6.750%, 9/19/2042 (2)(6)(7)	1,500,000	1,656,750
OCP SA, 6.875%, 4/25/2044 (6)(7)	800,000	907,200

		7,260,189

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services — 1.7%
ADT Corp.:
3.500%, 7/15/2022 (2)	$1,000,000	$920,000
4.125%, 4/15/2019 (2)	500,000	508,125
4.125%, 6/15/2023 (2)	500,000	477,500
4.875%, 7/15/2042	1,750,000	1,463,438
McGraw-Hill Financial, Inc., 6.550%, 11/15/2037	1,400,000	1,574,157

		4,943,220

Computers — 1.6%
Hewlett-Packard Co., 1.193%, 1/14/2019 (11)	2,000,000	1,983,074
Seagate HDD Cayman, 5.750%, 12/1/2034 (2)(6)(7)	2,500,000	2,748,400

		4,731,474

Distribution/Wholesale — 0.4%
Ingram Micro, Inc., 4.950%, 12/15/2024	1,000,000	1,029,329

Diversified Financial Services — 5.3%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021 (2)(6)(7)	2,000,000	2,120,000
Ally Financial, Inc., 4.125%, 2/13/2022	2,500,000	2,493,750
Blackstone Holdings Finance Co. LLC, 6.250%, 8/15/2042 (6)(7)	250,000	317,476
General Electric Capital Corp.:
0.632%, 7/10/2015 (11)	2,000,000	2,002,572
1.126%, 5/9/2016 (11)	700,000	706,146
4.875%, 3/4/2015	1,000,000	1,000,000
HSBC Finance Corp., 5.500%, 1/19/2016	2,000,000	2,078,626
Jefferies Group, LLC, 6.500%, 1/20/2043	2,000,000	2,056,552
Navient LLC, 7.250%, 1/25/2022	1,250,000	1,384,375
Nomura Holdings, Inc., 1.691%, 9/13/2016 (11)	1,500,000	1,521,936

		15,681,433

Electric — 1.1%
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (6)(7)	1,000,000	1,012,770
Georgia Power Co., 0.561%, 3/15/2016 (11)	500,000	499,823
State Grid Overseas Investment 2014, Ltd., 4.125%, 5/7/2024 (6)(7)	1,500,000	1,631,697

		3,144,290

Food — 2.9%
ConAgra Foods, Inc., 0.626%, 7/21/2016 (11)	2,000,000	1,993,470
General Mills, Inc., 5.200%, 3/17/2015	1,300,000	1,302,293
HJ Heinz Finance Co., 7.125%, 8/1/2039 (6)(7)	1,000,000	1,102,500
Kroger Co., 0.787%, 10/17/2016 (11)	2,500,000	2,505,402
Nabisco, Inc., 7.550%, 6/15/2015	1,500,000	1,528,748

		8,432,413

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Forest Products & Paper — 0.1%
International Paper Co., 8.700%, 6/15/2038	$250,000	$372,112

Healthcare-Products — 0.3%
Mallinckrodt International Finance SA, 4.750%, 4/15/2023	850,000	835,125

Healthcare-Services — 0.5%
Humana, Inc., 8.150%, 6/15/2038	850,000	1,267,417
Quest Diagnostics, Inc., 6.400%, 7/1/2017 (2)	150,000	166,569

		1,433,986

Holding Companies-Diversified — 0.9%
Alfa SAB de C.V., 6.875%, 3/25/2044 (6)(7)	1,000,000	1,112,500
Leucadia National Corp.:
5.500%, 10/18/2023	1,000,000	1,034,493
6.625%, 10/23/2043	500,000	495,317

		2,642,310

Insurance — 2.8%
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	320,518
Berkshire Hathaway Finance Corp., 0.423%, 1/13/2017 (11)	2,500,000	2,501,587
MetLife, Inc., 5.000%, 6/15/2015	2,500,000	2,525,170
Primerica, Inc., 4.750%, 7/15/2022	500,000	550,785
Prudential Financial, Inc., 4.750%, 6/13/2015	1,250,000	1,264,104
Voya Financial, Inc., 5.500%, 7/15/2022 (2)	1,000,000	1,157,126

		8,319,290

Internet — 3.2%
Amazon.com, Inc., 4.950%, 12/5/2044 (2)	3,500,000	3,773,613
eBay, Inc., 4.000%, 7/15/2042 (2)	2,750,000	2,381,640
Expedia, Inc., 5.950%, 8/15/2020	650,000	730,924
Netflix, Inc.:
5.375%, 2/1/2021	1,250,000	1,290,625
5.750%, 3/1/2024 (6)(7)	1,250,000	1,300,000

		9,476,802

Iron/Steel — 3.1%
Allegheny Technologies, Inc., 6.125%, 8/15/2023	1,000,000	1,073,076
ArcelorMittal:
6.250%, 3/1/2021 (2)	500,000	546,875
7.750%, 10/15/2039 (2)	1,000,000	1,077,500
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6)(7)	3,000,000	2,864,100
Samarco Mineracao SA, 5.750%, 10/24/2023 (6)(7)	1,000,000	997,500
Vale Overseas, Ltd., 6.875%, 11/21/2036	2,500,000	2,501,250

		9,060,301

Lodging — 0.4%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,132,841

Media — 3.8%
Comcast Corp., 5.850%, 11/15/2015	2,000,000	2,074,674
DIRECTV Holdings LLC, 3.950%, 1/15/2025 (2)	2,000,000	2,058,076

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
NBCUniversal Enterprise, Inc., 0.790%, 4/15/2016 (6)(7)(11)	$1,000,000	$1,003,477
Time Warner Cable, Inc., 6.750%, 6/15/2039	1,000,000	1,242,244
Viacom, Inc., 4.375%, 3/15/2043	2,500,000	2,350,707
Walt Disney Co., 0.571%, 5/30/2019 (2)(11)	2,500,000	2,503,665

		11,232,843

Mining — 1.9%
Barrick North America Finance LLC, 5.750%, 5/1/2043 (2)	1,000,000	1,063,366
Corp Nacional del Cobre de Chile, 4.875%, 11/4/2044 (2)(6)(7)	1,000,000	1,067,316
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (6)(7)	1,000,000	1,162,469
Southern Copper Corp., 7.500%, 7/27/2035	1,250,000	1,421,987
Teck Resources, Ltd., 6.250%, 7/15/2041	1,000,000	958,475

		5,673,613

Miscellaneous Manufacturing — 1.4%
Trinity Industries, Inc., 4.550%, 10/1/2024	2,000,000	1,989,698
Tyco Electronics Group SA, 0.453%, 1/29/2016 (11)	2,000,000	2,000,098

		3,989,796

Oil & Gas — 6.5%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (2)	500,000	533,750
Ecopetrol SA, 7.375%, 9/18/2043 (2)	1,000,000	1,135,000
Ensco PLC, 5.750%, 10/1/2044 (2)	2,000,000	2,089,630
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (6)(7)	2,000,000	1,680,000
Nabors Industries, Inc., 4.625%, 9/15/2021	1,000,000	967,428
Nexen Energy ULC, 5.875%, 3/10/2035	1,000,000	1,169,517
Petrobras Global Finance BV:
4.375%, 5/20/2023	1,000,000	825,600
5.375%, 1/27/2021 (2)	1,000,000	904,780
Petroleos Mexicanos:
4.250%, 1/15/2025 (6)(7)	2,000,000	2,019,000
5.625%, 1/23/2046 (6)(7)	2,000,000	2,056,000
Pride International, Inc., 6.875%, 8/15/2020 (2)	1,000,000	1,138,150
Rowan Cos., Inc., 5.400%, 12/1/2042	1,000,000	848,297
Transocean, Inc.:
6.375%, 12/15/2021 (2)	1,500,000	1,325,487
7.350%, 12/15/2041 (2)	1,000,000	857,206
7.500%, 4/15/2031 (2)	250,000	209,825
Valero Energy Corp., 6.625%, 6/15/2037	1,000,000	1,255,451

		19,015,121

Oil & Gas Services — 0.1%
Weatherford International, Ltd.:
9.625%, 3/1/2019	250,000	282,599
9.875%, 3/1/2039	100,000	114,854

		397,453

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Packaging & Containers — 0.5%
Ball Corp.:
4.000%, 11/15/2023	$500,000	$493,750
5.000%, 3/15/2022	1,000,000	1,050,000

		1,543,750

Pharmaceuticals — 4.2%
Bayer U.S. Finance LLC, 0.504%, 10/7/2016 (6)(7)(11)	2,000,000	2,001,368
Endo Finance LLC, 7.000%, 7/15/2019 (2)(6)(7)	1,500,000	1,584,375
Forest Laboratories, Inc., 4.375%, 2/1/2019 (6)(7)	900,000	958,134
Hospira, Inc., 5.800%, 8/12/2023	1,000,000	1,205,155
Merck & Co., Inc., 0.631%, 2/10/2020 (11)	2,500,000	2,508,435
Merck Sharp & Dohme Corp., 4.750%, 3/1/2015	2,500,000	2,500,000
Pfizer, Inc., 5.350%, 3/15/2015	1,500,000	1,502,382

		12,259,849

Pipelines — 3.0%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	250,000	319,437
Energy Transfer Partners LP:
6.500%, 2/1/2042	1,500,000	1,799,524
9.000%, 4/15/2019	250,000	305,087
Kinder Morgan, Inc., 5.300%, 12/1/2034	3,000,000	3,189,480
Sunoco Logistics Partners Operations LP, 5.350%, 5/15/2045 (2)	1,500,000	1,633,997
Williams Cos., Inc., 4.550%, 6/24/2024 (2)	1,500,000	1,472,390

		8,719,915

Real Estate Investment Trusts — 1.6%
EPR Properties:
5.250%, 7/15/2023 (2)	1,000,000	1,077,499
5.750%, 8/15/2022	1,500,000	1,651,804
Hospitality Properties Trust:
4.500%, 6/15/2023	500,000	516,321
4.500%, 3/15/2025	1,500,000	1,546,122

		4,791,746

Retail — 3.9%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	2,500,000	2,718,960
Best Buy Co., Inc., 5.000%, 8/1/2018	750,000	787,500
Coach, Inc., 4.250%, 4/1/2025 (13)	3,000,000	3,010,449
Kohl’s Corp., 6.875%, 12/15/2037	150,000	194,231
L Brands, Inc.:
6.950%, 3/1/2033	600,000	652,500
7.600%, 7/15/2037	1,250,000	1,437,500
QVC, Inc., 5.125%, 7/2/2022	250,000	265,397
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	297,925
Walgreens Boots Alliance, Inc., 0.706%, 5/18/2016 (11)	2,000,000	2,003,834

		11,368,296

Semiconductors — 0.7%
Micron Technology, Inc., 5.500%, 2/1/2025 (6)(7)	2,000,000	2,055,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Sovereign — 0.4%
Costa Rica Government International Bond, 4.375%, 4/30/2025 (2)(6)(7)	$1,000,000	$937,500
Republic of Armenia, 6.000%, 9/30/2020 (6)(7)	250,000	244,375

		1,181,875

Telecommunications — 9.9%
AT&T, Inc.:
0.643%, 2/12/2016 (11)	1,500,000	1,500,518
1.171%, 11/27/2018 (11)	1,235,000	1,249,180
4.800%, 6/15/2044 (2)	2,500,000	2,538,132
CenturyLink, Inc.:
7.600%, 9/15/2039	1,400,000	1,435,000
7.650%, 3/15/2042 (2)	2,000,000	2,050,000
Cisco Systems, Inc., 0.515%, 3/3/2017 (11)	2,500,000	2,508,205
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	812,400
Frontier Communications Corp.:
8.125%, 10/1/2018 (2)	750,000	856,875
9.000%, 8/15/2031	500,000	542,500
Juniper Networks, Inc., 3.300%, 6/15/2020 (13)	3,000,000	3,008,019
Motorola Solutions, Inc., 5.500%, 9/1/2044	2,500,000	2,714,915
Telecom Italia Capital SA:
6.375%, 11/15/2033 (2)	1,500,000	1,608,750
7.200%, 7/18/2036	1,500,000	1,695,000
Telefonica Europe BV, 8.250%, 9/15/2030	1,250,000	1,805,776
Verizon Communications, Inc.:
3.500%, 11/1/2024	1,500,000	1,537,503
6.400%, 9/15/2033	2,000,000	2,537,718
Windstream Corp., 7.500%, 6/1/2022 (2)	750,000	741,563

		29,142,054

Transportation — 1.2%
CSX Corp., 6.250%, 4/1/2015	340,000	341,428
FedEx Corp.:
4.100%, 2/1/2045 (2)	2,500,000	2,535,275
8.000%, 1/15/2019	250,000	304,981
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)(7)	500,000	468,770

		3,650,454

Venture Capital — 0.2%
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (2)(6)(7)	500,000	566,872

Total Corporate Bonds & Notes (identified cost $244,178,308)		254,228,791

Municipals — 0.2%

California — 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	602,935

Total Municipals (identified cost $500,000)		602,935

Description	Shares or Principal Amount	Value

U.S. Government & U.S. Government Agency Obligations — 5.6%

U.S. Treasury Bonds & Notes — 5.6%
2.000%, 4/30/2016	$6,000,000	$6,114,846
2.750%, 2/15/2019 (2)	2,000,000	2,112,032
3.000%, 8/31/2016 (2)	4,000,000	4,152,812
3.250%, 5/31/2016 (2)	4,000,000	4,143,124

Total U.S. Government & U.S. Government Agency Obligations (identified cost $16,487,503)		16,522,814

Short-Term Investments — 29.3%

Collateral Pool Investments for Securities on Loan — 19.6%
Collateral pool allocation (3)		57,483,955

Commercial Paper — 0.7%
Merck & Co., Inc., 0.056%, 3/27/2015 (10)	2,000,000	1,999,913

Mutual Funds — 8.3%
BMO Prime Money Market Fund, Class I, 0.010% (4)	24,513,318	24,513,318

Short-Term Corporate Bonds & Notes — 0.7%

Auto Manufacturers — 0.7%
American Honda Finance Corp., 0.254%, 10/7/2015 (11)	$2,000,000	2,000,470

Total Short-Term Investments (identified cost $85,997,186)		85,997,656

Total Investments — 122.4% (identified cost $349,389,029)		359,573,478
Other Assets and Liabilities — (22.4)%		(65,909,181)

Total Net Assets — 100.0%		$293,664,297

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	0.7%
Corporate Bonds & Notes	86.6
Municipals	0.2
U.S. Government & U.S. Government Agency Obligations	5.6
Other Assets & Liabilities, Net	6.9

Total	100.0%

TCH Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.9%

Automobiles — 0.9%
CarMax Auto Owner Trust, Class A4, (Series 2011-1), 2.160%, 9/15/2016	$2,539,403	$2,541,495
Harley-Davidson Motorcycle Trust:
Class A4, (Series 2011-1), 1.310%, 3/15/2017	1,854,036	1,857,425
Class A4, (Series 2011-2), 1.470%, 8/15/2017	5,194,564	5,208,948

Total Asset-Backed Securities (identified cost $9,624,985)		9,607,868

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities — 0.1%

Private Sponsor — 0.1%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (11)	$500,000	$544,019

Total Commercial Mortgage Securities (identified cost $339,907)		544,019

Corporate Bonds & Notes — 51.0%

Agriculture — 0.2%
Altria Group, Inc., 10.200%, 2/6/2039	81,000	144,174
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	612,576
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,430,899

		2,187,649

Auto Manufacturers — 3.4%
Ford Motor Credit Co. LLC:
1.037%, 1/17/2017 (11)	2,000,000	2,004,178
1.182%, 11/4/2019 (11)	4,000,000	4,002,512
1.192%, 1/9/2018 (11)	5,000,000	5,009,085
1.506%, 5/9/2016 (11)	4,000,000	4,031,820
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	5,000,000	5,133,960
4.375%, 9/25/2021 (2)	3,000,000	3,191,250
Jaguar Land Rover Automotive PLC:
4.125%, 12/15/2018 (6)(7)	4,000,000	4,190,000
5.625%, 2/1/2023 (2)(6)(7)	3,000,000	3,236,250
Nissan Motor Acceptance Corp., 0.955%, 9/26/2016 (6)(7)(11)	5,000,000	5,030,580

		35,829,635

Banks — 7.7%
Banco Bradesco SA/Cayman Islands, 5.750%, 3/1/2022 (6)(7)	2,000,000	2,115,800
Banco de Costa Rica, 5.250%, 8/12/2018 (6)(7)	2,500,000	2,556,250
BanColombia SA:
5.950%, 6/3/2021 (2)	750,000	830,625
6.125%, 7/26/2020 (2)	900,000	980,820
Bank of America Corp.:
1.067%, 3/22/2016 (11)	5,000,000	5,020,690
4.250%, 10/22/2026 (2)	4,000,000	4,104,620
Citigroup, Inc.:
0.778%, 3/10/2017 (11)	6,000,000	5,994,588
1.216%, 7/25/2016 (11)	3,000,000	3,019,704
Credit Suisse, 0.539%, 3/11/2016 (11)	5,000,000	5,001,240
Deutsche Bank AG/London, 0.731%, 5/30/2017 (11)	3,000,000	3,001,665
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,193,798
Goldman Sachs Group, Inc.:
1.357%, 11/15/2018 (2)(11)	5,000,000	5,055,015
1.455%, 4/30/2018 (11)	5,000,000	5,070,685
HSBC USA, Inc., 0.552%, 6/23/2017 (11)	4,000,000	3,997,444
ING Bank NV, 5.800%, 9/25/2023 (6)(7)	3,000,000	3,449,760
Itau Unibanco Holding SA/Cayman Island, 5.500%, 8/6/2022 (2)(6)(7)	5,000,000	5,100,000

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
JPMorgan Chase & Co.:
0.707%, 4/23/2015 (11)	$1,000,000	$1,000,522
1.297%, 3/20/2015 (11)	1,500,000	1,500,711
Morgan Stanley:
0.975%, 1/5/2018 (11)	3,000,000	3,006,288
5.000%, 11/24/2025 (2)	6,000,000	6,619,608
5.500%, 7/28/2021 (2)	1,500,000	1,736,257
6.000%, 4/28/2015	4,000,000	4,032,508
Standard Chartered PLC, 5.200%, 1/26/2024 (2)(6)(7)	3,500,000	3,807,041
Turkiye Halk Bankasi AS, 4.750%, 6/4/2019 (6)(7)	3,500,000	3,530,450
Turkiye Is Bankasi, 7.850%, 12/10/2023 (2)(6)	250,000	277,049

		82,003,138

Beverages — 0.5%
PepsiCo, Inc., 0.471%, 2/26/2016 (11)	5,000,000	5,006,100

Biotechnology — 0.5%
Amgen, Inc., 0.642%, 5/22/2017 (11)	5,000,000	5,007,920

Chemicals — 2.0%
Braskem America Finance Co., 7.125%, 7/22/2041 (6)(7)	7,000,000	6,407,100
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (6)(7)	2,750,000	2,767,875
Mexichem SAB de C.V., 6.750%, 9/19/2042 (2)(6)(7)	8,400,000	9,277,800
OCP SA, 6.875%, 4/25/2044 (6)(7)	2,500,000	2,835,000

		21,287,775

Commercial Services — 0.9%
ADT Corp.:
3.500%, 7/15/2022 (2)	2,750,000	2,530,000
4.875%, 7/15/2042	7,000,000	5,853,750
6.250%, 10/15/2021 (2)	1,000,000	1,085,000

		9,468,750

Computers — 0.6%
Hewlett-Packard Co., 1.193%, 1/14/2019 (11)	2,250,000	2,230,958
Seagate HDD Cayman, 5.750%, 12/1/2034 (2)(6)	3,500,000	3,847,760

		6,078,718

Distribution/Wholesale — 0.2%
Ingram Micro, Inc., 4.950%, 12/15/2024	2,500,000	2,573,323

Diversified Financial Services — 2.5%
AerCap Ireland Capital, Ltd., 4.500%, 5/15/2021 (2)(6)(7)	4,000,000	4,240,000
Ally Financial, Inc., 4.125%, 2/13/2022	6,000,000	5,985,000
Blackstone Holdings Finance Co. LLC, 6.250%, 8/15/2042 (6)	1,000,000	1,269,903
General Electric Capital Corp., 0.851%, 1/8/2016 (11)	4,000,000	4,019,916
Jefferies Group, LLC, 6.500%, 1/20/2043	5,000,000	5,141,380
Navient LLC, 7.250%, 1/25/2022	1,500,000	1,661,250
Nomura Holdings, Inc., 1.691%, 9/13/2016 (11)	4,000,000	4,058,496

		26,375,945

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric — 1.8%
Appalachian Power Co., 3.400%, 5/24/2015	$2,000,000	$2,013,030
CMS Energy Corp., 5.050%, 3/15/2022	1,000,000	1,128,435
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (6)(7)	1,000,000	1,012,770
Entergy Corp., 3.625%, 9/15/2015	5,000,000	5,066,645
Georgia Power Co., 0.561%, 3/15/2016 (11)	4,000,000	3,998,584
State Grid Overseas Investment 2014, Ltd., 4.125%, 5/7/2024 (2)(6)(7)	5,500,000	5,982,889

		19,202,353

Food — 1.3%
ConAgra Foods, Inc., 0.626%, 7/21/2016 (11)	4,000,000	3,986,940
General Mills, Inc., 5.200%, 3/17/2015	1,500,000	1,502,646
H.J. Heinz Co., 4.250%, 10/15/2020 (2)	3,000,000	3,051,900
Kroger Co., 0.787%, 10/17/2016 (11)	3,000,000	3,006,483
Nabisco, Inc., 7.550%, 6/15/2015	2,000,000	2,038,330

		13,586,299

Forest Products & Paper — 0.0%
International Paper Co., 8.700%, 6/15/2038	250,000	372,112

Healthcare-Products — 0.6%
Mallinckrodt International Finance SA, 4.750%, 4/15/2023	6,000,000	5,895,000

Healthcare-Services — 0.1%
Humana, Inc., 8.150%, 6/15/2038	500,000	745,539

Holding Companies-Diversified — 0.7%
Leucadia National Corp.:
5.500%, 10/18/2023	4,000,000	4,137,972
6.625%, 10/23/2043	3,000,000	2,971,899

		7,109,871

Insurance — 1.0%
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	320,518
Berkshire Hathaway Finance Corp., 0.423%, 1/13/2017 (11)	2,500,000	2,501,587
First American Financial Corp., 4.300%, 2/1/2023	2,000,000	2,026,492
MetLife, Inc., 5.000%, 6/15/2015	4,500,000	4,545,306
Voya Financial, Inc., 5.500%, 7/15/2022 (2)	1,000,000	1,157,126

		10,551,029

Internet — 1.5%
Amazon.com, Inc.:
4.800%, 12/5/2034 (2)	5,000,000	5,408,220
4.950%, 12/5/2044 (2)	1,000,000	1,078,175
eBay, Inc., 4.000%, 7/15/2042 (2)	5,000,000	4,330,255
Netflix, Inc.:
5.375%, 2/1/2021	250,000	258,125
5.750%, 3/1/2024 (6)(7)	4,750,000	4,940,000

		16,014,775

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Iron/Steel — 2.7%
Allegheny Technologies, Inc., 6.125%, 8/15/2023 (2)	$2,000,000	$2,146,152
ArcelorMittal:
6.250%, 3/1/2021 (2)	750,000	820,313
7.750%, 10/15/2039 (2)	1,000,000	1,077,500
Glencore Funding LLC:
1.421%, 5/27/2016 (6)(7)(11)	1,500,000	1,505,950
4.125%, 5/30/2023 (6)(7)	2,000,000	2,050,258
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6)	8,000,000	7,637,600
Samarco Mineracao SA, 5.750%, 10/24/2023 (6)(7)	5,000,000	4,987,500
Vale Overseas, Ltd., 6.875%, 11/21/2036 (2)	8,500,000	8,504,250

		28,729,523

Media — 0.7%
NBCUniversal Enterprise, Inc., 0.790%, 4/15/2016 (6)(7)(11)	4,000,000	4,013,908
Viacom, Inc., 4.375%, 3/15/2043	2,500,000	2,350,708
Walt Disney Co., 0.571%, 5/30/2019 (2)(11)	1,000,000	1,001,466

		7,366,082

Mining — 2.2%
Barrick North America Finance LLC, 5.700%, 5/30/2041	4,000,000	4,074,716
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (6)(7)	2,500,000	2,906,172
Newmont Mining Corp., 6.250%, 10/1/2039	2,000,000	2,110,732
Southern Copper Corp.:
5.250%, 11/8/2042	5,000,000	4,543,400
7.500%, 7/27/2035	3,000,000	3,412,770
Teck Resources, Ltd., 6.250%, 7/15/2041	6,050,000	5,798,774

		22,846,564

Miscellaneous Manufacturing — 0.8%
Trinity Industries, Inc., 4.550%, 10/1/2024	3,000,000	2,984,547
Tyco Electronics Group SA, 0.453%, 1/29/2016 (11)	6,000,000	6,000,294

		8,984,841

Oil & Gas — 4.4%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (2)	1,000,000	1,067,500
Ecopetrol SA:
7.375%, 9/18/2043 (2)	6,000,000	6,810,000
7.625%, 7/23/2019 (2)	500,000	591,100
Ensco PLC, 5.750%, 10/1/2044 (2)	5,000,000	5,224,075
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (6)(7)	7,000,000	5,880,000
Nexen Energy ULC, 5.875%, 3/10/2035	3,000,000	3,508,551
Petrobras Global Finance BV, 5.625%, 5/20/2043 (2)	4,200,000	3,373,566
Petroleos Mexicanos:
5.625%, 1/23/2046 (6)	4,000,000	4,112,000
6.375%, 1/23/2045	2,500,000	2,802,875
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,231,912
Rowan Cos., Inc., 5.400%, 12/1/2042	6,000,000	5,089,782

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Transocean, Inc.:
6.000%, 3/15/2018 (2)	$2,000,000	$1,936,314
6.375%, 12/15/2021 (2)	3,500,000	3,092,803
7.350%, 12/15/2041 (2)	1,500,000	1,285,809
7.500%, 4/15/2031	250,000	209,825

		46,216,112

Oil & Gas Services — 0.0%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	282,599

Packaging & Containers — 1.1%
Ball Corp.:
4.000%, 11/15/2023 (2)	4,000,000	3,950,000
5.000%, 3/15/2022 (2)	7,500,000	7,875,000

		11,825,000

Pharmaceuticals — 2.7%
Actavis Funding SCS, 3.850%, 6/15/2024 (2)	3,000,000	3,069,753
Bayer U.S. Finance LLC, 0.504%, 10/7/2016 (6)(7)(11)	5,000,000	5,003,420
Endo Finance LLC, 7.000%, 7/15/2019 (2)(6)(7)	5,000,000	5,281,250
Hospira, Inc., 5.800%, 8/12/2023 (2)	4,000,000	4,820,620
Merck & Co., Inc., 0.631%, 2/10/2020 (11)	6,000,000	6,020,244
Merck Sharp & Dohme Corp., 4.750%, 3/1/2015	1,000,000	1,000,000
Pfizer, Inc., 5.350%, 3/15/2015	4,000,000	4,006,352

		29,201,639

Pipelines — 0.4%
Energy Transfer Partners LP:
6.500%, 2/1/2042 (2)	1,000,000	1,199,683
9.000%, 4/15/2019	250,000	305,087
Sunoco Logistics Partners Operations LP, 5.350%, 5/15/2045 (2)	3,000,000	3,267,993

		4,772,763

Real Estate Investment Trusts — 1.2%
EPR Properties:
5.250%, 7/15/2023 (2)	5,000,000	5,387,495
5.750%, 8/15/2022	1,000,000	1,101,203
Health Care REIT, Inc., 4.500%, 1/15/2024 (2)	2,500,000	2,694,050
Hospitality Properties Trust:
4.500%, 6/15/2023	1,000,000	1,032,642
4.500%, 3/15/2025	2,500,000	2,576,870

		12,792,260

Retail — 1.9%
Best Buy Co., Inc., 5.000%, 8/1/2018	2,000,000	2,100,000
Brinker International, Inc., 3.875%, 5/15/2023	2,000,000	1,992,080
Coach, Inc., 4.250%, 4/1/2025 (13)	6,000,000	6,020,898
L Brands, Inc.:
6.950%, 3/1/2033	2,500,000	2,718,750
7.600%, 7/15/2037	6,000,000	6,900,000
QVC, Inc., 5.125%, 7/2/2022	250,000	265,397

		19,997,125

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Semiconductors — 0.8%
Micron Technology, Inc., 5.500%, 2/1/2025 (6)(7)	$8,000,000	$8,220,000

Sovereign — 1.0%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (2)(6)(7)	5,000,000	4,381,250
7.000%, 4/4/2044 (6)(7)	2,000,000	2,025,000
Republic of Armenia, 6.000%, 9/30/2020 (6)(7)	1,500,000	1,466,250
Slovenia Government International Bond, 5.250%, 2/18/2024 (6)(7)	2,500,000	2,856,250

		10,728,750

Telecommunications — 5.3%
AT&T, Inc.:
0.643%, 2/12/2016 (11)	4,000,000	4,001,380
4.350%, 6/15/2045 (2)	3,000,000	2,848,266
4.800%, 6/15/2044 (2)	2,500,000	2,538,133
CenturyLink, Inc.:
7.600%, 9/15/2039	6,500,000	6,662,500
7.650%, 3/15/2042 (2)	6,750,000	6,918,750
Frontier Communications Corp.:
7.875%, 1/15/2027	2,500,000	2,581,250
8.125%, 10/1/2018 (2)	500,000	571,250
9.000%, 8/15/2031	500,000	542,500
Motorola Solutions, Inc., 5.500%, 9/1/2044	7,500,000	8,144,745
Telecom Italia Capital SA:
6.375%, 11/15/2033 (2)	6,000,000	6,435,000
7.721%, 6/4/2038 (2)	3,500,000	4,060,000
Telefonica Europe BV, 8.250%, 9/15/2030	1,530,000	2,210,270
Verizon Communications, Inc.:
1.991%, 9/14/2018 (11)	2,000,000	2,085,864
5.150%, 9/15/2023	5,000,000	5,738,195
Windstream Corp., 7.500%, 6/1/2022 (2)	1,000,000	988,750

		56,326,853

Transportation — 0.1%
CSX Corp., 6.250%, 4/1/2015	840,000	843,528
FedEx Corp., 8.000%, 1/15/2019 (2)	250,000	304,981
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)(7)	500,000	468,770

		1,617,279

Trucking & Leasing — 0.2%
Aviation Capital Group Corp., 4.625%, 1/31/2018 (6)(7)	2,000,000	2,091,726

Total Corporate Bonds & Notes (identified cost $523,926,287)		541,295,047

Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	361,761

Total Municipals (identified cost $300,000)		361,761

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations — 15.1%

U.S. Treasury Bonds & Notes — 15.1%
1.375%, 7/15/2018 (2)	$5,445,650	$5,828,975
1.750%, 1/15/2028 (2)	1,681,605	1,973,259
1.875%, 7/15/2019 (2)	5,499,750	6,062,187
2.000%, 4/30/2016 (2)	10,000,000	10,191,410
2.000%, 7/31/2020 (2)	12,500,000	12,769,525
2.000%, 9/30/2020 (2)	10,000,000	10,200,000
2.000%, 11/30/2020 (2)	2,500,000	2,546,095
2.000%, 11/15/2021 (2)	5,000,000	5,066,405
2.000%, 2/15/2023 (2)	15,000,000	15,134,760
2.125%, 1/15/2019 (2)	4,922,550	5,414,037
2.125%, 8/15/2021 (2)	12,500,000	12,772,463
2.250%, 11/30/2017 (2)	14,000,000	14,498,750
2.250%, 11/15/2024 (2)	15,000,000	15,317,580
2.500%, 5/15/2024 (2)	5,000,000	5,216,795
3.000%, 8/31/2016 (2)	15,000,000	15,573,045
3.000%, 5/15/2042 (2)	3,000,000	3,242,814
3.250%, 5/31/2016 (2)	10,000,000	10,357,810
4.125%, 5/15/2015 (2)	7,500,000	7,560,938

Total U.S. Government & U.S. Government Agency Obligations (identified cost $157,504,878)		159,726,848

U.S. Government Agency-Mortgage Securities — 29.2%

Federal Home Loan Mortgage Corporation — 15.0%
3.000%, 11/1/2042	1,757,751	1,795,499
3.000%, 4/1/2043 (2)	7,199,559	7,353,413
3.000%, 4/1/2043	2,058,193	2,101,938
3.000%, 4/1/2043	2,800,490	2,860,008
3.000%, 5/1/2043	3,617,782	3,693,665
3.000%, 7/1/2043	13,845,211	14,132,901
3.000%, 9/1/2043	13,911,710	14,197,638
3.500%, 12/1/2040	1,282,610	1,349,974
3.500%, 12/1/2041	1,399,705	1,473,289
3.500%, 3/1/2042	469,488	494,185
3.500%, 12/1/2042	1,091,448	1,144,479
3.500%, 7/1/2043	6,752,693	7,077,538
3.500%, 9/1/2043	13,789,393	14,452,746
3.500%, 11/1/2043	13,304,896	13,944,941
3.500%, 1/1/2044	13,614,664	14,269,611
3.500%, 2/1/2044	13,757,795	14,419,627
3.500%, 11/1/2044	9,857,559	10,331,767
4.000%, 4/1/2026	864,362	924,293
4.000%, 10/1/2031	1,324,332	1,431,411
4.000%, 12/1/2039	1,043,953	1,120,359
4.000%, 12/1/2040	434,178	467,580
4.000%, 12/1/2040	5,913,597	6,349,098
4.000%, 3/1/2041	478,172	513,293
4.000%, 4/1/2041	10,295,002	11,124,152
4.000%, 8/1/2041	292,136	313,615
4.000%, 11/1/2041	1,163,984	1,248,890
4.500%, 9/1/2031	608,119	663,558
4.500%, 3/1/2039	289,473	316,222
4.500%, 5/1/2039	1,074,974	1,182,524
4.500%, 2/1/2040	279,577	303,985
4.500%, 11/1/2040	846,504	926,784
4.500%, 2/1/2041	1,713,693	1,864,806
4.880%, 7/8/2025 (2)	4,000,000	4,066,240
5.000%, 12/1/2035	133,701	148,134
5.000%, 1/1/2038	71,887	79,367
5.000%, 3/1/2038	242,068	267,366
5.000%, 3/1/2038	73,733	81,527
5.000%, 2/1/2039	278,062	307,195
5.000%, 1/1/2040	336,158	376,852

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
6.000%, 6/1/2037	$307,583	$348,227
6.000%, 1/1/2038	289,711	327,554

		159,846,251

Federal National Mortgage Association — 13.8%
3.000%, 3/1/2043 (2)	3,726,151	3,806,222
3.000%, 7/1/2043	9,258,839	9,452,405
3.000%, 7/1/2043 (2)	18,521,572	18,908,821
3.000%, 8/1/2043	13,983,595	14,274,328
3.000%, 9/1/2044 (2)	14,431,492	14,723,081
3.000%, 1/1/2045 (2)	14,965,567	15,267,946
3.000%, 2/1/2045	20,000,000	20,404,100
3.500%, 7/1/2032	710,608	750,664
3.500%, 5/1/2042	1,725,636	1,811,669
3.500%, 10/1/2042	1,202,607	1,269,754
3.500%, 10/1/2042	1,559,604	1,637,789
3.500%, 10/1/2042	1,964,902	2,063,314
3.500%, 11/1/2042	837,210	879,196
3.500%, 12/1/2042	1,577,510	1,656,486
3.500%, 1/1/2043	4,487,573	4,752,816
3.500%, 5/1/2043 (2)	17,668,968	18,547,487
4.000%, 11/1/2040	538,120	577,802
4.000%, 1/1/2041	948,305	1,017,948
4.000%, 2/1/2041	832,491	893,860
4.000%, 2/1/2041	4,399,797	4,732,404
4.000%, 3/1/2041	299,089	322,694
4.000%, 11/1/2041	949,138	1,017,809
4.500%, 6/1/2039	1,566,090	1,720,485
4.500%, 8/1/2041	912,110	996,956
5.000%, 7/1/2022	645,890	696,953
5.000%, 3/1/2035	518,560	577,769
5.000%, 5/1/2042	1,213,357	1,350,481
5.500%, 2/1/2034	87,927	99,394
5.500%, 7/1/2036	487,405	549,793
5.500%, 8/1/2037	912,095	1,027,286
5.500%, 6/1/2038	108,837	122,265
6.000%, 12/1/2038	64,534	73,337
6.000%, 5/1/2039	367,524	421,125
6.500%, 10/1/2037	108,191	123,837
6.500%, 11/1/2037	85,944	99,149

		146,627,425

Government National Mortgage Association — 0.4%
4.000%, 10/15/2040	883,230	951,645
4.000%, 12/15/2040	1,176,818	1,265,668
4.000%, 4/15/2041	1,090,519	1,171,726
5.500%, 8/20/2038	187,141	199,399
5.500%, 2/15/2039	106,351	120,266
6.000%, 12/15/2038	115,678	131,809
6.000%, 1/15/2039	64,512	73,535

		3,914,048

Total U.S. Government Agency-Mortgage Securities
(identified cost $300,413,787)		310,387,724

Short-Term Investments — 34.3%

Collateral Pool Investments for Securities on Loan — 31.1%
Collateral pool allocation (3)		329,952,087

Commercial Paper — 0.3%
Merck & Co., Inc., 0.060%, 3/27/2015 (10)	3,000,000	2,999,870

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 2.9%
BMO Prime Money Market Fund, Class I, 0.010% (4)	31,397,018	$31,397,018

Total Short-Term Investments (identified cost $364,348,975)		364,348,975

Total Investments — 130.6% (identified cost $1,356,458,819)		1,386,272,242
Other Assets and Liabilities — (30.6)%		(325,149,481)

Total Net Assets — 100.0%		$1,061,122,761

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	0.9%
Commercial Mortgage Securities	0.1
Corporate Bonds & Notes	51.0
U.S. Government & U.S. Government Agency Obligations	15.1
U.S. Government Agency—Mortgage Securities	29.2
Other Assets & Liabilities, Net	3.7

Total	100.0%

Monegy High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 96.0%

Advertising — 0.4%
MDC Partners, Inc., 6.750%, 4/1/2020 (6)(7)	$264,000	$278,850

Aerospace/Defense — 1.7%
AAR Corp., 7.250%, 1/15/2022	318,000	346,620
Spirit Aerosystems, Inc., 6.750%, 12/15/2020	340,000	362,950
TransDigm, Inc., 6.500%, 7/15/2024	200,000	205,500
Triumph Group, Inc.:
4.875%, 4/1/2021	320,000	313,600
5.250%, 6/1/2022	38,000	37,620

		1,266,290

Agriculture — 0.8%
Alliance One International, Inc., 9.875%, 7/15/2021	277,000	234,758
Vector Group, Ltd., 7.750%, 2/15/2021	325,000	348,156

		582,914

Airlines — 0.6%
United Continental Holdings, Inc.:
6.000%, 12/1/2020	150,000	159,375
6.375%, 6/1/2018	276,000	296,355

		455,730

Apparel — 1.0%
Perry Ellis International, Inc., 7.875%, 4/1/2019	479,000	495,765
Quiksilver, Inc., 7.875%, 8/1/2018 (6)(7)	277,000	252,070

		747,835

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Auto Manufacturers — 2.3%
Chrysler Group LLC, 8.000%, 6/15/2019	650,000	689,923
General Motors Co.:
4.000%, 4/1/2025	300,000	308,995
5.200%, 4/1/2045	166,000	184,515
Jaguar Land Rover Automotive PLC, 4.250%, 11/15/2019 (6)(7)	300,000	313,125
Navistar International Corp., 8.250%, 11/1/2021	223,000	224,951

		1,721,509

Auto Parts & Equipment — 3.2%
American Axle & Manufacturing, Inc.:
5.125%, 2/15/2019	139,000	145,602
6.250%, 3/15/2021	152,000	163,400
6.625%, 10/15/2022	201,000	219,844
Dana Holding Corp.:
5.500%, 12/15/2024	59,000	61,213
6.750%, 2/15/2021	120,000	127,800
Goodyear Tire & Rubber Co.:
7.000%, 5/15/2022	68,000	75,487
8.250%, 8/15/2020	258,000	275,737
Lear Corp., 5.250%, 1/15/2025	117,000	119,632
Meritor, Inc.:
6.250%, 2/15/2024	270,000	276,075
6.750%, 6/15/2021	110,000	115,775
Pittsburgh Glass Works LLC, 8.000%, 11/15/2018 (6)(7)	421,000	449,944
Tenneco, Inc., 5.375%, 12/15/2024	74,000	77,700
Titan International, Inc., 6.875%, 10/1/2020	286,000	261,690

		2,369,899

Banks — 1.0%
CIT Group, Inc.:
5.000%, 8/15/2022	491,000	523,224
5.375%, 5/15/2020	52,000	56,030
5.500%, 2/15/2019 (6)(7)	189,000	202,457

		781,711

Beverages — 0.4%
Cott Beverages, Inc.:
5.375%, 7/1/2022 (6)(7)	187,000	172,975
6.750%, 1/1/2020 (6)(7)	103,000	103,258

		276,233

Biotechnology — 0.6%
STHI Holding Corp., 8.000%, 3/15/2018 (6)(7)	433,000	451,944

Building Materials — 2.5%
Ainsworth Lumber Co., Ltd., 7.500%, 12/15/2017 (6)(7)	485,000	508,037
Builders FirstSource, Inc., 7.625%, 6/1/2021 (6)(7)	277,000	281,155
Gibraltar Industries, Inc., 6.250%, 2/1/2021	314,000	321,850
Louisiana-Pacific Corp., 7.500%, 6/1/2020	439,000	470,828
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	312,095

		1,893,965

Chemicals — 1.7%
Axiall Corp., 4.875%, 5/15/2023	195,000	199,144

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals (continued)
Huntsman International LLC, 5.125%, 11/15/2022 (6)(7)	$152,000	$156,560
Ineos Finance PLC, 8.375%, 2/15/2019 (6)(7)	215,000	230,104
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	309,187
PolyOne Corp., 7.375%, 9/15/2020	216,000	230,040
Tronox Finance LLC, 6.375%, 8/15/2020	157,000	157,196

		1,282,231

Coal — 1.0%
Cloud Peak Energy Resources LLC, 6.375%, 3/15/2024	215,000	198,337
CONSOL Energy, Inc., 5.875%, 4/15/2022	133,000	128,345
Peabody Energy Corp., 6.250%, 11/15/2021	150,000	125,438
SunCoke Energy Partners LP:
7.375%, 2/1/2020 (6)(7)	181,000	189,145
7.375%, 2/1/2020 (6)(7)	70,000	73,150
SunCoke Energy, Inc., 7.625%, 8/1/2019	52,000	54,044

		768,459

Commercial Services — 5.5%
Deluxe Corp., 6.000%, 11/15/2020	218,000	230,263
FTI Consulting, Inc.:
6.000%, 11/15/2022	68,000	72,590
6.750%, 10/1/2020	316,000	335,355
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	264,000	270,600
Hertz Corp.:
6.750%, 4/15/2019	63,000	65,441
7.500%, 10/15/2018	500,000	518,750
Live Nation Entertainment, Inc., 7.000%, 9/1/2020 (6)(7)	200,000	215,500
Monitronics International, Inc., 9.125%, 4/1/2020	412,000	406,335
PHH Corp., 6.375%, 8/15/2021	282,000	277,770
Rent-A-Center, Inc.:
4.750%, 5/1/2021	50,000	43,000
6.625%, 11/15/2020	100,000	95,000
RR Donnelley & Sons Co., 7.000%, 2/15/2022	272,000	299,200
Service Corp. International:
5.375%, 1/15/2022	192,000	202,560
5.375%, 5/15/2024	259,000	275,187
Sotheby’s, 5.250%, 10/1/2022 (6)(7)	360,000	353,700
United Rentals North America, Inc.:
7.625%, 4/15/2022	55,000	61,370
8.250%, 2/1/2021	57,000	62,130
8.375%, 9/15/2020	300,000	322,500

		4,107,251

Computers — 0.5%
DynCorp International, Inc., 10.375%, 7/1/2017	176,000	160,600
IHS, Inc., 5.000%, 11/1/2022 (6)(7)	218,000	222,633

		383,233

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Cosmetics/Personal Care — 1.0%
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (6)(7)	$292,000	$310,980
Elizabeth Arden, Inc., 7.375%, 3/15/2021	206,000	186,430
Revlon Consumer Products Corp., 5.750%, 2/15/2021	267,000	275,010

		772,420

Distribution/Wholesale — 0.4%
H&E Equipment Services, Inc., 7.000%, 9/1/2022	100,000	103,250
Interline Brands, Inc., 10.000%, 11/15/2018	181,000	190,955

		294,205

Diversified Financial Services — 2.9%
Aircastle, Ltd.:
4.625%, 12/15/2018	56,000	58,380
5.500%, 2/15/2022	34,000	36,550
6.250%, 12/1/2019	74,000	82,044
7.625%, 4/15/2020	185,000	216,450
Ally Financial, Inc.:
3.750%, 11/18/2019	233,000	234,165
8.000%, 11/1/2031	77,000	99,619
CoreLogic, Inc., 7.250%, 6/1/2021	300,000	321,937
Credit Acceptance Corp., 6.125%, 2/15/2021	352,000	349,800
Fly Leasing, Ltd., 6.750%, 12/15/2020	400,000	406,000
Icahn Enterprises LP, 5.875%, 2/1/2022	150,000	157,875
International Lease Finance Corp., 4.625%, 4/15/2021	225,000	237,938

		2,200,758

Electric — 1.8%
AES Corp., 7.375%, 7/1/2021	42,000	47,145
Calpine Corp.:
5.750%, 1/15/2025	122,000	124,897
5.875%, 1/15/2024 (6)(7)	164,000	178,760
GenOn Energy, Inc., 9.500%, 10/15/2018	433,000	447,614
NRG Energy, Inc.:
6.625%, 3/15/2023	446,000	470,530
7.875%, 5/15/2021	50,000	54,600

		1,323,546

Electrical Components & Equipment — 1.0%
Belden, Inc., 5.500%, 9/1/2022 (6)(7)	419,000	431,570
General Cable Corp., 5.750%, 10/1/2022	386,000	340,645

		772,215

Electronics — 0.5%
Viasystems, Inc., 7.875%, 5/1/2019 (6)(7)	363,000	384,780

Engineering & Construction — 1.6%
Abengoa Finance SAU:
7.750%, 2/1/2020 (6)(7)	150,000	150,750
8.875%, 11/1/2017 (6)(7)	200,000	208,000
Dycom Investments, Inc., 7.125%, 1/15/2021	333,000	351,315
MasTec, Inc., 4.875%, 3/15/2023	190,000	180,975
SBA Communications Corp., 5.625%, 10/1/2019	277,000	292,927

		1,183,967

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Entertainment — 3.0%
AMC Entertainment, Inc., 5.875%, 2/15/2022	$246,000	$256,455
Cinemark USA, Inc., 7.375%, 6/15/2021	200,000	215,500
DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020 (6)(7)	344,000	333,680
National CineMedia LLC, 7.875%, 7/15/2021	502,000	535,885
Penn National Gaming, Inc., 5.875%, 11/1/2021	231,000	230,422
Regal Entertainment Group:
5.750%, 3/15/2022	105,000	108,413
5.750%, 2/1/2025	88,000	88,440
Speedway Motorsports, Inc.:
5.125%, 2/1/2023 (6)(7)	176,000	181,720
6.750%, 2/1/2019	261,000	270,944

		2,221,459

Environmental Control — 0.4%
Covanta Holding Corp., 5.875%, 3/1/2024	278,000	290,510

Food — 1.8%
Chiquita Brands International, Inc., 7.875%, 2/1/2021	182,000	200,427
Darling Ingredients, Inc., 5.375%, 1/15/2022	151,000	153,076
Dean Foods Co., 6.500%, 3/15/2023 (6)(7)	267,000	268,836
Dean Holding Co., 6.900%, 10/15/2017	300,000	321,750
JBS USA LLC:
7.250%, 6/1/2021 (6)(7)	163,000	172,274
8.250%, 2/1/2020 (6)(7)	184,000	195,960

		1,312,323

Food Service — 0.4%
ARAMARK Services Inc., 5.750%, 3/15/2020	269,000	282,450

Forest Products & Paper — 0.9%
P H Glatfelter Co., 5.375%, 10/15/2020	118,000	121,540
Sappi Papier Holding GmbH:
6.625%, 4/15/2021 (6)(7)	200,000	208,000
7.750%, 7/15/2017 (6)(7)	300,000	325,500

		655,040

Gas — 0.3%
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	263,750

Healthcare-Products — 1.0%
Alere, Inc., 6.500%, 6/15/2020	55,000	57,200
Hanger, Inc., 7.125%, 11/15/2018	262,000	268,550
Physio-Control International, Inc., 9.875%, 1/15/2019 (6)(7)	225,000	241,313
Teleflex, Inc., 5.250%, 6/15/2024 (6)(7)	161,000	163,415

		730,478

Healthcare-Services — 5.8%
Acadia Healthcare Co., Inc.:
5.125%, 7/1/2022	18,000	18,180
6.125%, 3/15/2021	253,000	264,385

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Services (continued)
Amsurg Corp., 5.625%, 7/15/2022	$274,000	$291,810
Centene Corp., 4.750%, 5/15/2022	274,000	283,247
CHS/Community Health Systems, Inc.:
6.875%, 2/1/2022	276,000	296,527
8.000%, 11/15/2019	221,000	237,023
Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024 (6)(7)	178,000	190,015
Gentiva Health Services, Inc., 11.500%, 9/1/2018	172,000	182,535
HCA, Inc.:
5.000%, 3/15/2024	276,000	298,770
7.500%, 2/15/2022	225,000	266,062
HealthSouth Corp., 5.750%, 11/1/2024	260,000	273,000
Kindred Healthcare, Inc., 6.375%, 4/15/2022	370,000	371,850
LifePoint Hospitals, Inc., 5.500%, 12/1/2021	394,000	420,595
Select Medical Corp., 6.375%, 6/1/2021	450,000	454,500
Tenet Healthcare Corp.:
6.750%, 2/1/2020	154,000	165,743
8.000%, 8/1/2020	320,000	340,000

		4,354,242

Holding Companies-Diversified — 0.3%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (6)(7)(13)	189,000	196,088

Home Builders — 2.9%
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (6)(7)	215,000	223,600
KB Home:
7.500%, 9/15/2022	54,000	54,540
7.625%, 5/15/2023	128,000	129,600
8.000%, 3/15/2020	151,000	160,815
Meritage Homes Corp., 7.150%, 4/15/2020	275,000	294,937
Ryland Group, Inc.:
5.375%, 10/1/2022	119,000	117,810
6.625%, 5/1/2020	263,000	281,410
Standard Pacific Corp., 5.875%, 11/15/2024	190,000	194,750
Taylor Morrison Communities, Inc., 5.250%, 4/15/2021 (6)(7)	226,000	222,610
Tri Pointe Holdings, Inc.:
4.375%, 6/15/2019 (6)(7)	119,000	118,108
5.875%, 6/15/2024 (6)(7)	90,000	90,450
William Lyon Homes, Inc., 5.750%, 4/15/2019	257,000	259,570

		2,148,200

Home Furnishings — 0.6%
Tempur Sealy International, Inc., 6.875%, 12/15/2020	409,000	440,698

Household Products/Wares — 1.4%
ACCO Brands Corp., 6.750%, 4/30/2020	306,000	322,065
Central Garden and Pet Co., 8.250%, 3/1/2018	217,000	222,967
Prestige Brands, Inc., 8.125%, 2/1/2020	200,000	217,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Household Products/Wares (continued)
Spectrum Brands, Inc.:
6.375%, 11/15/2020	$28,000	$30,310
6.625%, 11/15/2022	14,000	15,400
6.750%, 3/15/2020	242,000	255,310

		1,063,052

Internet — 1.7%
CyrusOne LP, 6.375%, 11/15/2022	241,000	256,665
IAC/InterActiveCorp, 4.750%, 12/15/2022	478,000	475,610
Netflix, Inc., 5.375%, 2/1/2021	505,000	521,412

		1,253,687

Iron/Steel — 1.1%
ArcelorMittal, 7.000%, 2/25/2022	106,000	120,066
Commercial Metals Co., 7.350%, 8/15/2018	271,000	295,390
Steel Dynamics, Inc., 6.375%, 8/15/2022	27,000	29,093
United States Steel Corp., 6.875%, 4/1/2021	373,000	385,122

		829,671

Leisure Time — 1.1%
Brunswick Corp.:
4.625%, 5/15/2021 (6)(7)	119,000	120,487
7.375%, 9/1/2023	202,000	221,190
NCL Corp., Ltd.:
5.000%, 2/15/2018	364,000	374,010
5.250%, 11/15/2019 (6)(7)	82,000	84,665

		800,352

Lodging — 1.6%
Marina District Finance Co., Inc., 9.875%, 8/15/2018	337,000	356,798
MGM Resorts International:
6.625%, 12/15/2021	215,000	234,350
6.750%, 10/1/2020	38,000	41,634
7.750%, 3/15/2022	243,000	278,235
8.625%, 2/1/2019	109,000	125,895
Wynn Las Vegas LLC, 5.375%, 3/15/2022	179,000	188,957

		1,225,869

Machinery-Construction & Mining — 0.4%
Oshkosh Corp., 5.375%, 3/1/2025 (6)(7)(13)	64,000	65,600
Terex Corp., 6.000%, 5/15/2021	264,000	272,250

		337,850

Media — 4.0%
Block Communications, Inc., 7.250%, 2/1/2020 (6)(7)	422,000	438,880
Cablevision Systems Corp., 8.000%, 4/15/2020	108,000	123,255
CCO Holdings LLC:
5.125%, 2/15/2023	100,000	101,125
5.250%, 3/15/2021	75,000	77,531
7.375%, 6/1/2020	180,000	193,050
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	486,000	516,375
DISH DBS Corp., 5.000%, 3/15/2023	392,000	378,280
Gray Television, Inc., 7.500%, 10/1/2020	179,000	187,055

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	$301,000	$320,565
Nielsen Finance LLC, 5.000%, 4/15/2022 (6)(7)	97,000	99,546
Sinclair Television Group Inc, 6.375%, 11/1/2021	164,000	174,660
Sirius XM Radio, Inc.:
5.875%, 10/1/2020 (6)(7)	235,000	248,219
6.000%, 7/15/2024 (6)(7)	131,000	139,515

		2,998,056

Mining — 1.0%
First Quantum Minerals, Ltd., 7.250%, 5/15/2022 (6)(7)	265,000	245,456
FMG Resources (August 2006) Pty, Ltd.:
6.875%, 4/1/2022 (6)(7)	212,000	178,080
8.250%, 11/1/2019 (6)(7)	145,000	137,569
Hecla Mining Co., 6.875%, 5/1/2021	220,000	199,100

		760,205

Miscellaneous Manufacturing — 0.5%
Koppers, Inc., 7.875%, 12/1/2019	359,000	363,936

Office/Business Equipment — 0.1%
CDW LLC, 5.000%, 9/1/2023 (13)	39,000	39,293

Oil & Gas — 4.5%
Antero Resources Corp., 5.125%, 12/1/2022 (6)(7)	96,000	95,040
Atlas Energy Holdings Operating Co. LLC, 7.750%, 1/15/2021	297,000	227,205
Berry Petroleum Co., 6.750%, 11/1/2020	152,000	129,200
Bill Barrett Corp., 7.000%, 10/15/2022	39,000	36,563
Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	290,000	285,650
Calumet Specialty Products Partners LP:
6.500%, 4/15/2021 (6)(7)	193,000	191,070
7.625%, 1/15/2022	139,000	142,475
Chesapeake Energy Corp.:
6.125%, 2/15/2021	14,000	14,945
6.625%, 8/15/2020	318,000	347,415
Denbury Resources, Inc., 4.625%, 7/15/2023	131,000	118,064
Energy XXI Gulf Coast, Inc., 7.750%, 6/15/2019	110,000	58,850
EV Energy Partners LP, 8.000%, 4/15/2019	386,000	366,468
EXCO Resources, Inc., 7.500%, 9/15/2018	205,000	156,312
Hercules Offshore, Inc.:
6.750%, 4/1/2022 (6)(7)	51,000	15,173
7.500%, 10/1/2021 (6)(7)	142,000	41,890
Northern Tier Energy LLC, 7.125%, 11/15/2020	241,000	250,037
Parker Drilling Co., 6.750%, 7/15/2022	37,000	30,525
PBF Holding Co. LLC, 8.250%, 2/15/2020	323,000	343,995
Seventy Seven Energy, Inc., 6.500%, 7/15/2022	209,000	109,725
Unit Corp., 6.625%, 5/15/2021	404,000	405,010

		3,365,612

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas Services — 1.0%
Calfrac Holdings LP, 7.500%, 12/1/2020 (6)(7)	$188,000	$169,670
CGG, 6.500%, 6/1/2021	250,000	205,625
Exterran Partners LP, 6.000%, 4/1/2021	131,000	121,175
Gulfmark Offshore, Inc., 6.375%, 3/15/2022	139,000	115,717
Key Energy Services, Inc., 6.750%, 3/1/2021	190,000	127,894

		740,081

Packaging & Containers — 2.2%
AEP Industries, Inc., 8.250%, 4/15/2019	424,000	435,660
Ardagh Packaging Finance PLC:
6.750%, 1/31/2021 (6)(7)	300,000	303,750
7.000%, 11/15/2020 (6)(7)	70,588	70,412
Coveris Holdings SA, 7.875%, 11/1/2019 (6)(7)	250,000	255,000
Owens-Brockway Glass Container, Inc., 5.000%, 1/15/2022 (6)(7)	263,000	273,849
Sealed Air Corp., 8.375%, 9/15/2021 (6)(7)	300,000	340,875

		1,679,546

Pharmaceuticals — 1.8%
Endo Finance LLC:
5.375%, 1/15/2023 (6)(7)	92,000	93,840
5.750%, 1/15/2022 (6)(7)	20,000	21,125
7.000%, 12/15/2020 (6)(7)	193,000	204,821
7.250%, 1/15/2022 (6)(7)	200,000	215,750
Omnicare, Inc.:
4.750%, 12/1/2022	163,000	170,946
5.000%, 12/1/2024	87,000	92,003
Salix Pharmaceuticals, Ltd., 6.500%, 1/15/2021 (6)(7)	122,000	136,945
Valeant Pharmaceuticals International, Inc.:
5.500%, 3/1/2023 (6)(7)	329,000	333,935
7.250%, 7/15/2022 (6)(7)	100,000	106,625

		1,375,990

Pipelines — 2.9%
Atlas Pipeline Partners LP, 6.625%, 10/1/2020	362,000	369,240
Genesis Energy LP, 5.625%, 6/15/2024	243,000	227,205
Holly Energy Partners LP, 6.500%, 3/1/2020	382,000	374,360
MarkWest Energy Partners LP, 4.875%, 12/1/2024	23,000	23,748
Regency Energy Partners LP, 5.750%, 9/1/2020	229,000	250,182
Sabine Pass Liquefaction LLC:
5.625%, 3/1/2025 (6)(7)(13)	89,000	89,556
6.250%, 3/15/2022	337,000	355,956
SemGroup Corp., 7.500%, 6/15/2021	207,000	218,385
Targa Resources Partners LP, 6.375%, 8/1/2022	200,000	212,500
Tesoro Logistics LP, 5.875%, 10/1/2020	81,000	85,253

		2,206,385

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Real Estate Investment Trusts — 2.1%
Geo Group, Inc., 5.875%, 10/15/2024	$173,000	$182,083
Iron Mountain, Inc., 7.750%, 10/1/2019	250,000	268,437
iStar Financial, Inc., 7.125%, 2/15/2018	220,000	237,600
MPT Operating Partnership LP:
6.375%, 2/15/2022	159,000	173,310
6.875%, 5/1/2021	298,000	322,957
Potlatch Corp., 7.500%, 11/1/2019	337,000	387,550

		1,571,937

Retail — 4.8%
AmeriGas Finance LLC, 7.000%, 5/20/2022	8,000	8,600
Asbury Automotive Group, Inc., 6.000%, 12/15/2024	348,000	366,270
Claire’s Stores, Inc., 9.000%, 3/15/2019 (6)(7)	256,000	241,600
Dillard’s, Inc., 7.130%, 8/1/2018	320,000	360,000
Ferrellgas LP, 6.750%, 1/15/2022	174,000	176,610
L Brands, Inc.:
5.625%, 2/15/2022	137,000	152,081
6.950%, 3/1/2033	36,000	39,150
7.000%, 5/1/2020	300,000	347,250
Men’s Wearhouse, Inc., 7.000%, 7/1/2022 (6)(7)	247,000	261,202
Neiman Marcus Group, Ltd. LLC, 8.000%, 10/15/2021 (6)(7)	440,000	464,750
Outerwall, Inc., 6.000%, 3/15/2019	358,000	350,840
Pantry, Inc., 8.375%, 8/1/2020	281,000	310,505
Penske Automotive Group, Inc., 5.750%, 10/1/2022	236,000	248,390
Sonic Automotive, Inc.:
5.000%, 5/15/2023	103,000	103,515
7.000%, 7/15/2022	161,000	176,698

		3,607,461

Semiconductors — 1.1%
Advanced Micro Devices, Inc.:
7.000%, 7/1/2024	105,000	96,075
7.750%, 8/1/2020	250,000	249,375
Amkor Technology, Inc., 6.375%, 10/1/2022	268,000	280,730
Micron Technology, Inc., 5.250%, 8/1/2023 (6)(7)	177,000	181,646

		807,826

Software — 1.0%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (6)(7)	336,000	352,380
Audatex North America, Inc., 6.125%, 11/1/2023 (6)(7)	150,000	159,750
MedAssets, Inc., 8.000%, 11/15/2018	222,000	232,823

		744,953

Storage/Warehousing — 0.4%
Mobile Mini, Inc., 7.875%, 12/1/2020	272,000	289,000

Telecommunications — 9.9%
CenturyLink, Inc., 7.650%, 3/15/2042	145,000	148,625
Cincinnati Bell, Inc., 8.375%, 10/15/2020	436,000	466,520

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Monegy High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
CommScope, Inc., 5.500%, 6/15/2024 (6)(7)	$233,000	$237,077
Consolidated Communications, Inc., 6.500%, 10/1/2022 (6)(7)	203,000	203,507
DigitalGlobe, Inc., 5.250%, 2/1/2021 (6)(7)	222,000	216,450
EarthLink, Inc., 7.375%, 6/1/2020	270,000	277,425
FairPoint Communications, Inc., 8.750%, 8/15/2019 (6)(7)	350,000	365,750
Frontier Communications Corp.:
6.875%, 1/15/2025	170,000	170,850
9.250%, 7/1/2021	254,000	297,497
GCI, Inc.:
6.750%, 6/1/2021	109,000	110,908
8.625%, 11/15/2019	425,000	446,250
Hughes Satellite Systems Corp.:
6.500%, 6/15/2019	79,000	86,703
7.625%, 6/15/2021	325,000	361,969
Inmarsat Finance PLC, 4.875%, 5/15/2022 (6)(7)	350,000	357,070
Intelsat Jackson Holdings SA, 5.500%, 8/1/2023	286,000	271,700
Intelsat Luxembourg SA, 7.750%, 6/1/2021	267,000	248,310
Level 3 Financing, Inc.:
6.125%, 1/15/2021	193,000	205,304
8.625%, 7/15/2020	235,000	257,325
Sprint Capital Corp., 6.875%, 11/15/2028	150,000	141,750
Sprint Communications Inc.:
6.000%, 11/15/2022	149,000	144,903
7.000%, 3/1/2020 (6)(7)	103,000	114,619
7.000%, 8/15/2020	300,000	309,282
T-Mobile USA, Inc.:
6.375%, 3/1/2025	132,000	138,270
6.625%, 11/15/2020	330,000	349,387
6.633%, 4/28/2021	280,000	298,900
ViaSat, Inc., 6.875%, 6/15/2020	326,000	345,560
West Corp., 5.375%, 7/15/2022 (6)(7)	281,000	273,975
Windstream Corp.:
6.375%, 8/1/2023	100,000	92,375
7.500%, 4/1/2023	45,000	44,438
7.750%, 10/1/2021	355,000	360,325
7.875%, 11/1/2017	25,000	27,156

		7,370,180

Transportation — 1.6%
Air Medical Group Holdings, Inc., 9.250%, 11/1/2018	336,000	354,480
Era Group, Inc., 7.750%, 12/15/2022	288,000	276,480
Martin Midstream Partners LP, 7.250%, 2/15/2021	351,000	338,715
XPO Logistics, Inc., 7.875%, 9/1/2019 (6)(7)	201,000	214,442

		1,184,117

Total Corporate Bonds & Notes (identified cost $71,007,716)		71,810,242

Description	Shares	Value
Short-Term Investments — 3.0%

Mutual Funds — 3.0%
BMO Prime Money Market Fund, Class I, 0.010% (4)	2,226,581	$2,226,581

Total Short-Term Investments (identified cost $2,226,581)		2,226,581

Total Investments — 99.0% (identified cost $73,234,297)		74,036,823
Other Assets and Liabilities — 1.0%		764,175

Total Net Assets — 100.0%		$74,800,998

Portfolio Sector Allocation*
Sector	Fund
Corporate Bonds & Notes	96.0%
Other Assets & Liabilities, Net	4.0

Total	100.0%

Multi-Asset Income Fund

Description	Shares	Value
Exchange Traded Funds — 54.8%
iShares Gold Trust Fund (1)(2)	135,850	$1,590,804
iShares International Select Dividend Fund	35,930	1,276,952
iShares Select Dividend Fund (2)	32,710	2,598,482
iShares U.S. Preferred Stock Fund (2)	63,140	2,535,702
iShares U.S. Real Estate Fund (2)	23,935	1,893,737
JPMorgan Alerian MLP Index Fund	83,900	3,741,940
PowerShares S&P 500 BuyWrite Portfolio Fund (2)	172,460	3,613,037
PowerShares Senior Loan Portfolio Fund (2)	224,810	5,438,154
ProShares Short 20+ Year Treasury Fund (1)(2)	180,920	4,403,593
SPDR Barclays Convertible Securities Fund	62,293	2,982,589
SPDR S&P Emerging Markets Dividend Fund	36,240	1,252,817
Utilities Select Sector SPDR Fund (2)	25,235	1,141,379

Total Exchange Traded Funds (identified cost $33,574,992)		32,469,186

Mutual Funds — 41.6%
Absolute Strategies Fund (1)	110,623	1,220,170
BMO Monegy High Yield Bond Fund (4)	160,883	1,583,091
BMO Short-Term Income Fund (4)	132,594	1,243,736
Calamos Market Neutral Income Fund	161,104	2,086,298
Credit Suisse Commodity Return Strategy Fund (1)	218,430	1,299,656
Dodge & Cox Income Fund	124,364	1,731,149
DoubleLine Total Return Bond Fund	227,787	2,511,870
Fidelity Advisor Floating Rate High Income Fund	604,592	5,882,683
Merger Fund	98,642	1,564,460
PIMCO Unconstrained Bond Fund	138,517	1,558,312
T Rowe Price International Bond Fund	189,501	1,661,920
TCW Emerging Markets Income Fund	138,170	1,103,291
Templeton Global Bond Fund	95,114	1,183,217

Total Mutual Funds (identified cost $25,115,085)		24,629,853

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Multi-Asset Income Fund (continued)

Description	Shares	Value
Short-Term Investments — 35.5%

Collateral Pool Investments for Securities on Loan — 32.3%
Collateral pool allocation (3)		$19,116,281

Mutual Funds — 3.2%
BMO Prime Money Market Fund, Class I, 0.010% (4)	1,935,544	1,935,544

Total Short-Term Investments (identified cost $21,051,825)		21,051,825

Total Investments — 131.9% (identified cost $79,741,902)		78,150,864
Other Assets and Liabilities — (31.9)%		(18,910,017)

Total Net Assets — 100.0%		$59,240,847

Portfolio Sector Allocation*
Sector	Fund
Exchange Traded Funds	54.8%
Mutual Funds	41.6
Other Assets & Liabilities, Net	3.6

Total	100.0%

Government Money Market Fund

Description	Shares or Principal Amount	Value
Municipals — 9.8%

California — 5.3%
Abag Finance Authority for Nonprofit Corporations, FNMA, 0.040%, 7/15/2035 (11)(15)	$5,000,000	$5,000,000
California Statewide Communities Development Authority, FNMA, 0.030%, 12/15/2037 (11)(15)	12,000,000	12,000,000
City of Concord, FHLMC, 0.040%, 12/1/2016 (11)(15)	4,010,000	4,010,000
Santa Cruz Redevelopment Agency, FNMA, 0.030%, 8/15/2035 (11)(15)	12,000,000	12,000,000

		33,010,000

Federal Home Loan Mortgage Corporation — 2.3%
Federal Home Loan Mortgage Corp., 0.050%, 9/15/2038 (11)(15)	5,135,000	5,135,000
Federal Home Loan Mortgage Corp., 0.050%, 7/15/2050 (11)(15)	9,590,000	9,590,000

		14,725,000

Maryland — 2.2%
Prince Georges County Housing Authority, FHLMC, 0.040%, 2/1/2040 (11)(15)	13,900,000	13,900,000

Total Municipals		61,635,000

Mutual Funds — 7.2%
BlackRock Liquidity Funds T-Funds, 0.010%	30,000,000	30,000,000

Description	Shares or Principal Amount	Value
Mutual Funds (continued)
Premier U.S. Government Money Portfolio, 0.110%	15,000,000	$15,000,000

Total Mutual Funds		45,000,000

Repurchase Agreements — 34.1%
Agreement with Barclays Capital, Inc., 0.040%, dated 2/27/2015, to be repurchased at $25,000,083 on 3/2/2015, collateralized by U.S. Government Treasury Obligations with various maturities to 11/15/2043, with a market value of $25,471,846	$25,000,000	25,000,000
Agreement with Deutsche Bank Securities, Inc., 0.080%, dated 2/27/2015, to be repurchased at $25,000,167 on 3/2/2015, collateralized by a U.S. Government Agency Obligation with a maturity of 1/1/2021, with a market value of $25,433,568	25,000,000	25,000,000
Agreement with Fixed Income Clearing Corp., 0.000%, dated 2/27/2015, to be repurchased at $34,329,227 on 3/2/2015, collateralized by a U.S. Government Treasury Obligation with a maturity of 9/30/2021, with a market value of $35,017,200	34,329,227	34,329,227
Agreement with Goldman Sachs Group, Inc., 0.060%, dated 2/27/2015, to be repurchased at $55,000,275 on 3/2/2015, collateralized by a U.S. Government Agency Obligation with a maturity of 1/8/2020, with a market value of $55,979,178	55,000,000	55,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.050%, dated 2/25/2015, to be repurchased at $50,000,486 on 3/4/2015, collateralized by U.S. Government Agency Obligations with various maturities to 10/24/2029, with a market value of $50,648,950	50,000,000	50,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.060%, dated 2/27/2015, to be repurchased at $25,000,125 on 3/2/2015, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2030, with a market value of $25,500,189	25,000,000	25,000,000

Total Repurchase Agreements		214,329,227

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations — 48.9%

Federal Farm Credit Bank — 3.1%
0.120%, 7/15/2015 (10)	$3,500,000	$3,498,413
0.140%, 7/10/2015 (10)	4,703,000	4,700,604
0.171%, 12/1/2016 (11)	5,000,000	4,998,453
0.182%, 11/14/2016 (11)	2,992,000	2,993,045
0.192%, 10/11/2016 (11)	3,250,000	3,251,610

		19,442,125

Federal Home Loan Bank — 23.7%
0.035%, 3/4/2015 (10)	15,000,000	14,999,956
0.050%, 3/11/2015 (10)	10,000,000	9,999,861
0.080%, 4/22/2015 (10)	10,807,000	10,805,751
0.090%, 4/8/2015 (10)	4,900,000	4,899,535
0.090%, 4/29/2015 (10)	32,000,000	31,995,261
0.095%, 4/10/2015 (10)	5,000,000	4,999,472
0.100%, 4/6/2015 (10)	3,170,000	3,169,683
0.110%, 3/6/2015 (10)	10,493,000	10,492,861
0.135%, 11/27/2015 (11)	10,000,000	9,999,820
0.140%, 7/24/2015 (10)	10,000,000	9,994,361
0.200%, 7/17/2015	5,000,000	5,000,000
0.200%, 8/17/2015	7,000,000	7,000,000
0.250%, 10/2/2015	7,000,000	7,000,000
0.300%, 1/6/2016	5,000,000	5,000,000
0.350%, 3/7/2016	6,000,000	6,000,000
0.375%, 8/28/2015	4,500,000	4,505,014
0.400%, 3/9/2016	3,000,000	3,000,000

		148,861,575

Federal Home Loan Mortgage Corporation — 15.2%
0.040%, 3/6/2015 (10)	10,000,000	9,999,944
0.070%, 4/28/2015 (10)	3,900,000	3,899,560
0.080%, 4/6/2015 (10)	5,200,000	5,199,584
0.080%, 4/7/2015 (10)	9,900,000	9,899,186
0.080%, 4/10/2015 (10)	41,000,000	40,995,864
0.085%, 4/27/2015 (10)	25,482,000	25,478,571

		95,472,709

Federal National Mortgage Association — 5.7%
0.010%, 4/1/2015 (10)	3,600,000	3,599,690
0.085%, 4/22/2015 (10)	8,301,000	8,299,850
0.105%, 6/1/2015 (10)	10,000,000	9,997,317
0.120%, 7/1/2015 (10)	10,000,000	9,995,933
0.500%, 7/2/2015	4,000,000	4,004,402

		35,897,192

Overseas Private Investment Corporation — 1.2%
0.110%, 9/15/2020 (11)(14)	8,000,000	8,000,000

Total U.S. Government & U.S. Government Agency Obligations		307,673,601

Total Investments — 100.0% (at amortized cost)		628,637,828
Other Assets and Liabilities — 0.0%		36,345

Total Net Assets — 100.0%		$628,674,173

Portfolio Sector Allocation*
Sector	Fund
Municipals	9.8%
Mutual Funds	7.2
Repurchase Agreements	34.1
U.S. Government & U.S. Government Agency Obligations	48.9

Total	100.0%

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 99.7%

Alabama — 3.2%
Chatom Industrial Development Board:
0.400%, 8/1/2037 (11)	$14,200,000	$14,200,000
0.450%, 12/1/2024 (11)	8,000,000	8,000,000

		22,200,000

California — 6.7%
Deutsche Bank Spears/Lifers Trust:
0.220%, 8/1/2030 (6)(7)(11)	6,403,000	6,403,000
0.220%, 8/1/2042 (6)(7)(11)	19,622,000	19,622,000
0.220%, 8/1/2048 (6)(7)(11)	9,591,000	9,591,000
State of California, 0.080%, 3/1/2035 (6)(7)(11)	10,750,000	10,750,000

		46,366,000

Colorado — 5.5%
Colorado Educational & Cultural Facilities Authority:
0.100%, 6/1/2029 (11)	4,030,000	4,030,000
0.220%, 3/1/2035 (6)(7)(11)	14,925,000	14,925,000
Colorado Health Facilities Authority, 0.070%, 1/1/2035 (11)	10,700,000	10,700,000
Colorado Housing & Finance Authority, 0.020%, 10/1/2041 (11)	3,250,000	3,250,000
Puttable Floating Option Tax-Exempt Receipts, 0.370%, 12/1/2028 (6)(7)(11)	5,260,000	5,260,000

		38,165,000

District of Columbia — 0.3%
District of Columbia, 0.160%, 3/1/2026 (11)	1,850,000	1,850,000

Florida — 9.5%
City of West Palm Beach, 0.140%, 10/1/2038 (11)	27,500,000	27,500,000
County of Brevard, 0.160%, 10/1/2019 (11)	1,375,000	1,375,000
County of St. Lucie, 0.030%, 9/1/2028 (11)	8,000,000	8,000,000
Eclipse Funding Trust, 0.010%, 4/1/2037 (6)(7)(11)	2,300,000	2,300,000
Highlands County Health Facilities Authority, 0.020%, 11/15/2037 (11)	2,500,000	2,500,000
Jacksonville Pollution Control, 0.110%, 3/17/2015	16,000,000	16,000,000
Tender Option Bond Trust Receipts/Certificates, 0.120%, 11/1/2027 (6)(7)(11)	7,400,000	7,400,000

		65,075,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Georgia — 4.4%
Appling County Development Authority:
0.040%, 9/1/2029 (11)	$14,900,000	$14,900,000
0.040%, 9/1/2041 (11)	5,800,000	5,800,000
Columbia County Development Authority, 0.110%, 8/1/2018 (11)	1,300,000	1,300,000
Putnam County Development Authority, 0.040%, 3/1/2024 (11)	4,100,000	4,100,000
Savannah Economic Development Authority, 0.050%, 1/1/2016 (11)	4,085,000	4,085,000

		30,185,000

Illinois — 1.8%
Illinois Finance Authority, 0.010%, 8/1/2043 (11)	1,660,000	1,660,000
Jackson-Union Counties Regional Port District, 0.020%, 4/1/2024 (11)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 0.040%, 4/1/2020 (11)	8,075,000	8,075,000

		12,135,000

Indiana — 5.0%
Carmel High School Building Corp., 5.000%, 7/10/2015	1,000,000	1,017,482
County of Posey, 0.230%, 4/2/2015 (11)	15,000,000	15,000,000
Indiana Finance Authority, 0.020%, 2/1/2037 (11)	9,500,000	9,500,000
Indiana Health Facility Financing Authority, 0.010%, 7/1/2028 (11)	6,600,000	6,600,000
Shelbyville Central Renovation School Building Corp., 5.000%, 7/15/2015	2,075,000	2,112,426

		34,229,908

Iowa — 2.7%
Iowa Finance Authority:
0.020%, 6/1/2027 (11)	4,700,000	4,700,000
0.050%, 9/1/2036 (11)	4,000,000	4,000,000
0.070%, 12/1/2042 (11)	10,000,000	10,000,000

		18,700,000

Kansas — 0.3%
City of Burlington:
0.300%, 5/20/2015	1,095,000	1,095,000
0.300%, 5/20/2015	740,000	740,000

		1,835,000

Kentucky — 1.6%
Hardin County Water District No. 1, 0.020%, 9/1/2022 (11)	2,350,000	2,350,000
Kentucky Area Development Districts, 0.060%, 6/1/2033 (11)	8,610,000	8,610,000

		10,960,000

Louisiana — 6.7%
City of Baton Rouge/Parish of East Baton Rouge, 0.010%, 11/1/2019 (11)	2,050,000	2,050,000

Description	Principal Amount	Value
Municipals (continued)

Louisiana (continued)
Louisiana Public Facilities Authority:
0.010%, 12/1/2040 (11)	$9,500,000	$9,500,000
0.010%, 5/1/2042 (11)	17,500,000	17,500,000
0.010%, 12/1/2042 (11)	7,800,000	7,800,000
Parish of St. James, 0.180%, 11/1/2039 (11)	9,000,000	9,000,000

		45,850,000

Massachusetts — 1.0%
BB&T Municipal Trust, 0.120%, 10/1/2028 (6)(7)(11)	6,930,000	6,930,000

Michigan — 0.9%
Michigan Strategic Fund:
0.050%, 6/1/2039 (11)	840,000	840,000
0.070%, 12/1/2030 (11)	2,670,000	2,670,000
Oakland University, 0.020%, 3/1/2031 (11)	2,700,000	2,700,000

		6,210,000

Minnesota — 0.4%
City of Ramsey, 0.140%, 12/1/2023 (11)	2,485,000	2,485,000

Mississippi — 2.6%
Claiborne County:
0.350%, 3/2/2015	1,900,000	1,900,000
0.350%, 3/2/2015	2,045,000	2,045,000
County of Jackson, 0.010%, 6/1/2023 (11)	3,290,000	3,290,000
Mississippi Business Finance Corp.:
0.010%, 11/1/2035 (11)	2,700,000	2,700,000
0.300%, 5/1/2037 (11)	8,294,000	8,294,000

		18,229,000

Missouri — 3.7%
Greene County Industrial Development Authority, 0.060%, 5/1/2039 (11)	1,145,000	1,145,000
Missouri State Health & Educational Facilities Authority, 0.010%, 10/1/2035 (11)	18,740,000	18,740,000
Springfield Industrial Development Authority, 0.030%, 12/1/2034 (11)	5,500,000	5,500,000

		25,385,000

Montana — 0.4%
City of Forsyth, 0.010%, 1/1/2018 (11)	2,800,000	2,800,000

Nebraska — 0.1%
Nebraska Investment Finance Authority, 0.050%, 9/1/2031 (11)	600,000	600,000

New Hampshire — 3.6%
New Hampshire Business Finance Authority, 0.080%, 9/1/2030 (11)	25,000,000	25,000,000

New York — 6.4%
City of New York, 0.010%, 4/1/2038 (11)	5,850,000	5,850,000
Frewsburg Central School District, State Aid Withholding, 1.000%, 7/16/2015	2,190,000	2,193,420
Geneva Industrial Development Agency, 0.020%, 12/1/2037 (11)	9,865,000	9,865,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
Greenwich Central School District, State Aid Withholding, 1.000%, 6/26/2015	$2,335,000	$2,338,885
New York City Transitional Finance Authority, 0.010%, 5/1/2028 (11)	9,000,000	9,000,000
Owego Apalachin Central School District, State Aid Withholding, 1.000%, 2/26/2016	8,250,000	8,282,490
Phoenix Central School District, State Aid Withholding, 1.000%, 7/17/2015	2,537,000	2,542,103
Village of Freeport, 1.000%, 5/6/2015	4,042,000	4,045,892

		44,117,790

North Carolina — 1.4%
North Carolina Eastern Municipal Power Agency, 0.240%, 1/1/2022 (6)(7)(11)	7,725,000	7,725,000
North Carolina Housing Finance Agency, 0.350%, 10/1/2015 (11)	2,075,000	2,075,000

		9,800,000

Ohio — 0.8%
County of Warren, 0.200%, 9/1/2015 (11)	5,190,000	5,190,000

Oklahoma — 0.4%
Tulsa Industrial Authority, 0.210%, 11/1/2026 (11)	2,425,000	2,425,000

Oregon — 1.0%
City of Lake Oswego, 2.000%, 6/1/2015	1,610,000	1,617,141
JPMorgan Chase Putters/Drivers Trust, 0.030%, 5/15/2021 (6)(7)(11)	5,000,000	5,000,000

		6,617,141

Pennsylvania — 1.7%
Barclays Capital Municipal Trust Receipts, 0.110%, 8/1/2038 (6)(7)(11)	11,605,000	11,605,000

South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority, 0.040%, 6/1/2030 (11)	5,000,000	5,000,000

South Dakota — 1.9%
South Dakota Housing Development Authority:
0.100%, 5/1/2048 (11)	6,935,000	6,935,000
0.100%, 11/1/2048 (11)	6,415,000	6,415,000

		13,350,000

Tennessee — 0.6%
Clarksville Public Building Authority, 0.020%, 7/1/2035 (11)	3,880,000	3,880,000

Texas — 3.2%
Dallam County Industrial Development Corp., 0.040%, 5/1/2039 (11)	2,800,000	2,800,000

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
Gulf Coast Waste Disposal Authority, 0.010%, 12/1/2039 (11)	$1,500,000	$1,500,000
Harris County Cultural Education Facilities Finance Corp.:
0.020%, 9/1/2031 (11)	1,005,000	1,005,000
0.020%, 9/1/2031 (11)	5,785,000	5,785,000
Mission Economic Development Corp., 0.050%, 4/1/2022 (11)	11,000,000	11,000,000

		22,090,000

Utah — 0.2%
Cache County School District, 5.000%, 6/15/2015	1,550,000	1,571,920

Virginia — 1.4%
Barclays Capital Municipal Trust Receipts, 0.070%, 2/1/2028 (6)(7)(11)	3,335,000	3,335,000
JPMorgan Chase Putters/Drivers Trust, 0.030%, 11/1/2019 (6)(7)(11)	5,000,000	5,000,000
Lynchburg Industrial Development Authority, 0.020%, 1/1/2028 (11)	1,195,000	1,195,000

		9,530,000

Washington — 5.9%
Barclays Capital Municipal Trust Receipts, 0.120%, 6/1/2039 (6)(7)(11)	6,870,000	6,870,000
County of King, 0.020%, 1/1/2032 (11)	1,100,000	1,100,000
Eclipse Funding Trust, 0.010%, 1/1/2037 (6)(7)(11)	12,435,000	12,435,000
FYI Properties, 5.000%, 6/1/2015	3,945,000	3,993,521
State of Washington, 0.030%, 7/1/2032 (11)	12,505,000	12,505,000
Washington State Housing Finance Commission, 0.110%, 7/1/2028 (11)	3,395,000	3,395,000

		40,298,521

Wisconsin — 10.1%
Brown Deer School District, 1.000%, 10/22/2015	1,600,000	1,603,583
City of Milwaukee, 0.090%, 2/15/2032 (11)	15,000,000	15,000,000
Merrill Area Public School District, 1.000%, 9/14/2015	5,200,000	5,213,947
Nekoosa School District, 1.000%, 8/24/2015	1,500,000	1,503,877
Onalaska School District, 2.000%, 4/15/2015	1,850,000	1,853,691
Saint Croix Central School District, 2.000%, 3/23/2015	3,330,000	3,333,248
Wisconsin Health & Educational Facilities Authority:
0.030%, 8/15/2041 (11)	11,000,000	11,000,000
0.070%, 12/1/2027 (11)	1,980,000	1,980,000
0.220%, 8/15/2034 (6)(7)(11)	25,754,260	25,754,260
Wisconsin Rapids School District, 1.000%, 9/15/2015	2,325,000	2,331,263

		69,573,869

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Wyoming — 3.6%
County of Lincoln, 0.010%, 8/1/2015 (11)	$2,500,000	$2,500,000
County of Uinta, 0.010%, 8/15/2020 (11)	22,390,000	22,390,000

Total Municipals		685,129,149

Mutual Funds — 0.3%
Federated Tax-Free Obligations Fund, Class I, 0.010%	1,914,783	1,914,783

Total Mutual Funds		1,914,783

Total Investments — 100.0% (at amortized cost)		687,043,932
Other Assets and Liabilities — 0.0%		274,317

Total Net Assets — 100.0%		$687,318,249

Portfolio Sector Allocation*
Sector	Fund
Municipals	99.7%
Mutual Funds	0.3

Total	100.0%

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—14.9%
School District	7.7%
State or Local	7.2
Revenue Bonds—84.8%
Appropriation	12.0
Education	11.9
General Revenue	1.0
Healthcare	8.5
Housing	4.0
Industrial Revenue	16.6
Power	4.1
Special Tax	15.8
Transportation	1.5
Water & Sewer	9.4
Other Assets & Liabilities, Net	0.3

Total	100.0%

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 20.2%

Banks — 11.8%
Bank of Nova Scotia/Houston:
0.251%, 4/8/2015 (11)	$25,000,000	$25,000,000
0.268%, 8/12/2015 (11)	50,000,000	50,000,000
0.310%, 3/23/2016 (11)	15,000,000	15,000,000
Canadian Imperial Bank of Commerce/New York, 0.272%, 8/24/2015 (11)	35,000,000	35,000,000
Nordea Bank AB, 0.235%, 4/14/2015	45,000,000	45,000,000
State Street Bank, 0.305%, 10/1/2015 (11)	50,000,000	50,000,000
Toronto Dominion Bank:
0.244%, 6/8/2015 (11)	60,000,000	60,000,000
0.270%, 8/10/2015	50,000,000	50,000,000
Wells Fargo Bank NA:
0.251%, 4/8/2015 (11)	25,000,000	25,000,000
0.260%, 6/16/2015 (11)	50,000,000	50,000,000
0.286%, 11/18/2015 (11)	50,000,000	50,000,000

		455,000,000

European Time Deposit — 8.4%
DNB NOR Bank ASA Cayman, 0.050%, 3/2/2015	135,000,000	135,000,000
Northern Trust Company, 0.010%, 3/2/2015	50,000,000	50,000,000
Svenska Handelsbanken, Inc., 0.040%, 3/2/2015	140,000,000	140,000,000
		325,000,000

Total Certificates of Deposit		780,000,000

Commercial Paper — 41.4%

Asset-Backed Securities — 16.1%
Chariot Funding LLC:
0.270%, 3/24/2015 (6)(7)(10)	25,000,000	24,995,688
0.270%, 7/1/2015 (6)(7)(10)	25,000,000	24,977,125
0.270%, 8/11/2015 (6)(7)(10)	23,000,000	22,971,883
Jupiter Securitization Corp.:
0.210%, 4/30/2015 (6)(7)(10)	25,000,000	24,991,250
0.270%, 4/29/2015 (6)(7)(10)	25,000,000	24,988,938
0.270%, 8/17/2015 (6)(7)(10)	50,000,000	49,936,625
Kells Funding LLC, 0.210%, 5/11/2015 (6)(7)(10)	50,000,000	49,980,127
Liberty Street Funding LLC, 0.180%, 4/20/2015 (6)(7)(10)	50,000,000	49,987,500
Old Line Funding LLC:
0.220%, 4/6/2015 (6)(7)(10)	40,000,000	39,991,200
0.220%, 4/20/2015 (6)(7)(10)	30,000,000	29,990,833
0.230%, 5/28/2015 (6)(7)(10)	50,000,000	49,971,889
Regency Markets No. 1 LLC:
0.150%, 3/12/2015 (6)(7)(10)	38,500,000	38,498,235
0.150%, 3/16/2015 (6)(7)(10)	65,000,000	64,995,937
0.150%, 3/17/2015 (6)(7)(10)	6,550,000	6,549,563
0.150%, 3/20/2015 (6)(7)(10)	30,000,000	29,997,625
Thunder Bay Funding LLC:
0.220%, 4/6/2015 (6)(7)(10)	39,575,000	39,566,293
0.220%, 4/20/2015 (6)(7)(10)	25,000,000	24,992,361
0.270%, 7/29/2015 (6)(7)(10)	25,000,000	24,971,875

		622,354,947

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Schedules of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Automobiles — 2.9%
Toyota Motor Credit Corp.:
0.240%, 4/1/2015 (10)	$38,000,000	$37,992,147
0.270%, 8/10/2015 (10)	25,000,000	24,969,625
0.290%, 7/27/2015 (10)	50,000,000	49,940,389

		112,902,161

Beverages — 2.8%
Coca-Cola Co.:
0.210%, 5/26/2015 (6)(7)(10)	25,000,000	24,987,458
0.215%, 3/6/2015 (6)(7)(10)	61,716,000	61,714,157
0.220%, 6/8/2015 (6)(7)(10)	23,000,000	22,986,085

		109,687,700

Consumer Products — 1.1%
Reckitt Benckiser Treasury Services PLC:
0.290%, 10/13/2015 (6)(7)(10)	26,650,000	26,601,482
0.320%, 10/26/2015 (6)(7)(10)	15,000,000	14,968,134

		41,569,616

Foreign Banks — 12.2%
Aust & NZ Banking Group, 0.285%, 12/21/2015 (6)(7)(11)	35,000,000	35,000,000
HSBC Bank PLC, 0.251%, 6/9/2015 (6)(7)(11)	50,000,000	50,000,000
Macquarie Bank:
0.305%, 4/20/2015 (6)(7)(10)	18,100,000	18,092,333
0.320%, 7/27/2015 (6)(7)(10)	35,000,000	34,943,164
0.330%, 3/3/2015 (6)(7)(10)	10,000,000	9,999,817
0.400%, 8/20/2015 (6)(7)(10)	10,000,000	9,980,411
Nordea Bank AB:
0.215%, 4/22/2015 (6)(7)(10)	50,000,000	49,984,472
0.225%, 5/14/2015 (6)(7)(10)	50,000,000	49,976,875
0.225%, 5/15/2015 (6)(7)(10)	5,000,000	4,997,656
Skandinaviska Enskilda Banken AB:
0.210%, 6/16/2015 (6)(7)(10)	7,000,000	6,995,631
0.240%, 4/8/2015 (6)(7)(10)	30,000,000	29,992,400
0.250%, 7/24/2015 (6)(7)(10)	50,000,000	49,949,653
0.260%, 5/26/2015 (6)(7)(10)	29,000,000	28,981,988
Swedbank:
0.275%, 8/3/2015 (10)	50,000,000	49,940,798
0.300%, 8/24/2015 (10)	25,000,000	24,963,333
Toronto Dominion Bank, 0.390%, 11/6/2015 (6)(7)(10)	20,000,000	19,945,833

		473,744,364

Medical Equipment & Devices — 0.8%
Abbott Laboratories, 0.090%, 3/6/2015 (6)(7)(10)	29,000,000	28,999,637

Utilities — 3.8%
Florida Power & Light Co.:
0.220%, 3/6/2015 (10)	20,000,000	19,999,389
0.230%, 3/4/2015 (10)	35,600,000	35,599,318
0.230%, 3/5/2015 (10)	57,763,000	57,761,524
National Rural Utilities:
0.110%, 3/11/2015 (10)	14,000,000	13,999,572
0.120%, 3/19/2015 (10)	21,500,000	21,498,710

		148,858,513

Description	Principal Amount	Value
Commercial Paper (continued)

Winding Up Agencies — 1.7%
Erste Abwicklungsanstalt:
0.180%, 3/23/2015 (6)(7)(10)	$36,000,000	$35,996,040
0.210%, 6/30/2015 (6)(7)(10)	30,000,000	29,978,825

		65,974,865

Total Commercial Paper		1,604,091,803

Funding Agreements — 3.0%

Insurance — 3.0%
Metropolitan Life Insurance Co.:
0.275%, 5/1/2015 (6)(11)(14)	50,000,000	50,000,000
0.306%, 3/2/2015 (6)(11)(14)	65,000,000	65,000,000

Total Funding Agreements		115,000,000

Municipals — 7.6%

Federal Home Loan Mortgage Corporation — 0.3%
FHLMC Multifamily Variable Rate Demand Certificates, 0.050%, 9/15/2038 (11)(15)	12,455,000	12,455,000

Hawaii — 0.5%
Hawaii State Department of Budget & Finance, 0.120%, 3/1/2037 (11)(15)	19,485,000	19,485,000

Iowa — 0.1%
Iowa Finance Authority, 0.050%, 1/1/2039 (11)(15)	5,990,000	5,990,000

Massachusetts — 0.6%
Massachusetts Development Finance Agency, 0.080%, 10/1/2031 (11)	23,785,000	23,785,000

Michigan — 1.3%
University of Michigan, 0.010%, 4/1/2038 (11)	49,810,000	49,810,000

New York — 3.4%
New York City Housing Development Corp., FNMA, 0.020%, 6/15/2034 (11)(15)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.020%, 11/15/2038 (11)(15)	56,100,000	56,100,000
RBC Municipal Products, Inc. Trust, 0.270%, 4/1/2015 (6)(7)(11)	25,000,000	25,000,000

		130,100,000

North Dakota — 0.3%
North Dakota Housing Finance Agency, 0.030%, 1/1/2039 (11)(15)	13,155,000	13,155,000

Tennessee — 0.3%
Johnson City Health & Educational Facilities Board, 0.110%, 8/15/2043 (11)	11,075,000	11,075,000

Vermont — 0.2%
BB&T Municipal Trust, 0.350%, 5/1/2027 (11)	7,360,000	7,360,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin — 0.6%
Wisconsin Housing & Economic Development Authority:
0.030%, 3/1/2035 (11)(15)	$10,555,000	$10,555,000
0.040%, 9/1/2035 (11)(15)	11,565,000	11,565,000

		22,120,000

Total Municipals		295,335,000

Mutual Funds — 7.0%
BlackRock Liquidity Funds TempFund, 0.127%	140,000,000	140,000,000
Premier Portfolio, 0.130%	130,000,000	130,000,000

Total Mutual Funds		270,000,000

Notes-Variable — 3.8%

Automobiles — 1.5%
American Honda Finance Corp.:
0.235%, 6/4/2015 (11)	$25,000,000	25,000,000
0.273%, 1/11/2016 (11)	32,000,000	32,000,000

		57,000,000

Foreign Banks — 1.8%
Royal Bank of Canada, 0.463%, 12/16/2015 (11)	70,000,000	70,116,324

Insurance — 0.5%
New York Life Global Funding, 0.253%, 10/29/2015 (6)(7)(11)	20,000,000	20,000,000

Total Notes-Variable		147,116,324

Repurchase Agreements — 14.2%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 2/27/2015, to be repurchased at $31,330,073 on 3/2/2015, collateralized by U.S. Government Treasury Obligations with various maturities to 10/31/2021, with a market value of $31,961,156	31,330,073	31,330,073
Agreement with Goldman Sachs Group, Inc., 0.060%, dated 2/27/2015, to be repurchased at $295,001,475 on 3/2/2015, collateralized by U.S. Government Agency Obligations with various maturities to 6/5/2036, with a market value of $299,470,490	295,000,000	295,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.060%, dated 2/27/2015, to be repurchased at $100,001,167 on 3/6/2015, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2032, with a market value of $101,982,012	100,000,000	100,000,000

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.060%, dated 2/27/2015, to be repurchased at $125,000,625 on 3/2/2015, collateralized by U.S. Government Agency Obligations with various maturities to 2/15/2050, with a market value of $127,196,193	$125,000,000	$125,000,000

Total Repurchase Agreements		551,330,073

U.S. Government & U.S. Government Agency Obligations — 2.8%

Federal Home Loan Bank — 2.8%
0.085%, 4/6/2015 (10)	17,750,000	17,748,491
0.095%, 4/10/2015 (10)	35,000,000	34,996,306
0.250%, 10/2/2015	20,000,000	20,000,000
0.350%, 3/7/2016	24,000,000	24,000,000
0.400%, 3/9/2016	12,000,000	12,000,000

Total U.S. Government & U.S. Government Agency Obligations		108,744,797

Total Investments — 100.0% (at amortized cost)		3,871,617,997
Other Assets and Liabilities — 0.0%		25,937

Total Net Assets — 100.0%		$3,871,643,934

Portfolio Sector Allocation*
Sector	Fund
Certificates of Deposit	20.2%
Commercial Paper	41.4
Funding Agreements	3.0
Municipals	7.6
Mutual Funds	7.0
Notes-Variable	3.8
Repurchase Agreements	14.2
U.S. Government & U.S. Government Agency Obligations	2.8

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2015. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of February 28, 2015. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2015 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
**	A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available by accessing the SEC’s website, www.sec.gov. Items listed as “Other securities” in the summary Schedules of Investments consist of issues not identified as a top-fifty unaffiliated holding in terms of value and issues not exceeding one percent individually or in aggregate as of February 28, 2015. In certain instances, securities for which footnotes listed below may otherwise apply are included in the “Other securities” caption.
(1)	Non-income producing.
(2)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(3)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 28, 2015, these securities amounted to:

Fund	Amount	% of Total Net Assets
TCH Emerging Markets Bond Fund	$6,066,978	77.23%
Ultra Short Tax-Free Fund	173,695,510	22.02
Short Tax-Free Fund	2,244,296	1.70
Short-Term Income Fund	31,950,647	13.94
Intermediate Tax-Free Fund	31,418,140	1.89
Mortgage Income Fund	7,897,289	6.34

Fund	Amount	% of Total Net Assets
TCH Intermediate Income Fund	$18,874,670	13.17%
TCH Corporate Income Fund	48,173,579	16.40
TCH Core Plus Bond Fund	140,761,581	13.27
Monegy High Yield Bond Fund	17,612,577	23.55
Tax-Free Money Market Fund	160,905,260	23.41
Prime Money Market Fund	1,427,426,998	36.87

(7)	Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.
(8)	Foreign security value denominated in U.S. Dollars. Principal amount listed represents adjusted par in local currency.
(9)	All or a portion of this security is segregated as collateral for securities sold short.
(10)	Each issue shows the rate of the discount at the time of purchase.
(11)	Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2015.
(12)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.
(13)	Purchased on a when-issued or delayed delivery basis.
(14)	Securities have redemption features that may delay redemption beyond seven days.
(15)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 2.74%, 9.80% and 4.61%, respectively, as calculated based upon total portfolio market value.
(16)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

The following acronyms may be referenced throughout this report:

ACA — American Capital Access Corporation	FHA — Federal Housing Administration
ADED — Arkansas Department of Economic Development	FHLB — Federal Home Loan Bank
ADR — American Depository Receipt	FHLMC — Federal Home Loan Mortgage Corporation
AGC — Assured Guaranty Corporation	FNMA — Federal National Mortgage Association
AGM — Assured Guaranty Municipal	FRN — Floating Rate Note
AMBAC — American Municipal Bond Assurance Corporation	FSA — Financial Security Assurance Corporation
AMT — Alternative Minimum Tax	GDR — Global Depository Receipt
BAM — Build America Mutual Assurance Company	GNMA — Government National Mortgage Association
BHAC — Berkshire Hathaway Assurance Corporation	GO — Government Obligation
BMA — Bond Market Association	HFDC — Health Facility Development Corporation
CFC — Cooperative Finance Corporation	HUD — Department of Housing and Urban Development
CIFG — CDC IXIS Financial Guaranty	IDC — Industrial Development Corporation
CMI — California Mortgage Insurance	IMI — Investors Mortgage Insurance Company
COLL — Collateralized	INS — Insured
ETF — Exchange Traded Fund	LIQ — Liquidity Agreement
FDIC — Federal Depository Insurance Corporation	LLC — Limited Liability Corporation
FGIC — Financial Guaranty Insurance Corporation	LOC — Letter of Credit
LP — Limited Partnership	Q-SBLF — Qualified School Bond Loan Fund
LT — Limited Tax	RADIAN — Radian Asset Assurance
MAC — Municipal Assurance Corporation	REITs — Real Estate Investment Trusts
MBIA — Municipal Bond Insurance Association	REMIC — Real Estate Mortgage Investment Conduit
MHF — Maryland Housing Fund	SAW — State Aid Withholding
MTN — Medium Term Note	TCRs — Transferable Custody Receipts
NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance	TLGP — Temporary Liquidity Guarantee Program
PCA — Pollution Control Authority	TRANs — Tax and Revenue Anticipation Notes
PLC — Public Limited Company	UT — Unlimited Tax
PSF — Permanent School Fund Guaranteed	VRNs — Variable Rate Notes
PUFG — Permanent University Fund Guarantee	XLCA — XL Capital Assurance

February 28, 2015 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$97,550,082	(1)	$176,012,173	(1)	$406,202,532	(1)	$441,391,946	(1)	$488,187,808	(1)
Cash sweep investments in affiliated issuers, at value	1,875,737		2,735,817		6,934,422		6,581,938		9,730,236
Dividends and interest receivable	127,114		448,878		650,067		364,896		368,063
Receivable for investments sold	4,212,182		—		—		—		612,662
Receivable for capital stock sold	268,869		372,241		541,964		214,047		499,505
Prepaid expenses	23,159		30,878		29,791		31,702		41,705

Total assets	104,057,143		179,599,987		414,358,776		448,584,529		499,439,979

Liabilities:
Payable for capital stock redeemed	1,000		16,939		80,819		216,223		76,244
Payable for investments purchased	4,886,576		—		—		—		—
Payable for return of securities lending collateral	27,935,892		49,926,625		124,867,880		134,249,548		155,971,085
Payable to affiliates, net (Note 6)	21,881		60,066		216,943		232,745		265,191
Other liabilities	16,214		16,135		27,185		31,182		34,638

Total liabilities	32,861,563		50,019,765		125,192,827		134,729,698		156,347,158

Total net assets	$71,195,580		$129,580,222		$289,165,949		$313,854,831		$343,092,821

Net assets consist of:
Paid-in capital	$60,918,057		$99,988,793		$217,826,126		$236,091,210		$235,355,005
Net unrealized appreciation on investments	9,608,770		27,268,773		58,741,945		71,391,098		103,284,388
Accumulated net realized gain on investments	459,699		1,779,337		11,941,543		5,985,774		4,271,466
Undistributed net investment income	209,054		543,319		656,335		386,749		181,962

Total net assets	$71,195,580		$129,580,222		$289,165,949		$313,854,831		$343,092,821

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$13.37		$13.87		$16.14		$16.68		$16.35
Advisor class of shares:
Net asset value and redemption proceeds per share	$13.37		$13.87		$16.14		$16.68		$16.35
Offering price per share(2)	$14.07		$14.60		$16.99		$17.56		$17.21
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$13.40		$13.89		$16.16		$16.80		$16.32
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$—		$16.30
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$—		$16.33

Net assets:
Investor class of shares	$1,794,240		$70,473,827		$157,389,717		$170,882,316		$195,980,522
Advisor class of shares	28,374		27,772		27,633		28,906		27,911
Institutional class of shares	69,372,966		59,078,623		131,748,599		142,943,609		137,530,397
Retirement class R-3 of shares	—		—		—		—		27,851
Retirement class R-6 of shares	—		—		—		—		9,526,140

Total net assets	$71,195,580		$129,580,222		$289,165,949		$313,854,831		$343,092,821

Shares outstanding:
Investor class of shares	134,227		5,082,549		9,752,528		10,242,086		11,985,414
Advisor class of shares	2,123		2,003		1,712		1,733		1,707
Institutional class of shares	5,176,889		4,252,404		8,152,603		8,510,639		8,428,065
Retirement class R-3 of shares	—		—		—		—		1,709
Retirement class R-6 of shares	—		—		—		—		583,418

Total shares outstanding	5,313,239		9,336,956		17,906,843		18,754,458		21,000,313

Investments, at cost:
Investments in unaffiliated issuers	$87,941,312		$148,743,400		$347,460,587		$370,000,848		$384,903,420
Cash sweep investments in affiliated issuers	1,875,737		2,735,817		6,934,422		6,581,938		9,730,236

Total investments, at cost	$89,817,049		$151,479,217		$354,395,009		$376,582,786		$394,633,656

(1)	Including $27,234,115, $48,672,418, $121,731,073, $130,877,064 and $152,052,934, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Core Fund		Small-Cap Growth Fund	Micro- Cap Fund
Assets:
Investments in unaffiliated issuers, at value	$384,461,283	(1)	$119,907,583	(1)	$5,307,045	(1)	$1,091,498,463 (1)	$3,560,632
Cash sweep investments in affiliated issuers, at value	5,521,100		4,346,662		89,138		22,509,571	74,911
Dividends and interest receivable	118,617		33,892		8,671		270,615	1,354
Receivable for investments sold	5,173,351		198,945		—		9,281,222	—
Receivable for capital stock sold	184,694		326,169		—		913,953	422
Receivable from affiliates, net (Note 6)	—		—		11,813		—	9,240
Prepaid expenses	42,273		46,983		20,259		33,070	24,180

Total assets	395,501,318		124,860,234		5,436,926		1,124,506,894	3,670,739

Liabilities:
Payable for capital stock redeemed	253,265		16,467		—		1,326,220	—
Payable for investments purchased	5,619,980		1,285,107		—		10,038,409	—
Payable for return of securities lending collateral	121,895,592		38,949,319		1,517,074		359,700,650	—
Payable to affiliates, net (Note 6)	207,575		53,966		—		682,059	—
Other liabilities	34,032		23,256		11,840		49,987	12,002

Total liabilities	128,010,444		40,328,115		1,528,914		371,797,325	12,002

Total net assets	$267,490,874		$84,532,119		$3,908,012		$752,709,569	$3,658,737

Net assets consist of:
Paid-in capital	$185,712,254		$71,927,478		$3,545,369		$620,354,754	$3,053,762
Net unrealized appreciation on investments	77,717,106		9,738,799		387,697		152,579,702	590,480
Accumulated net realized gain (loss) on investments	4,471,419		2,842,276		(35,286)		(19,238,569)	17,881
Undistributed net investment income (distributions in excess of net investment income)	(409,905)		23,566		10,232		(986,318)	(3,386)

Total net assets	$267,490,874		$84,532,119		$3,908,012		$752,709,569	$3,658,737

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$21.26		$13.63		$11.07		$19.52	$12.30
Advisor class of shares:
Net asset value and redemption proceeds per share	$21.26		$13.63		$11.07		$—	$12.30
Offering price per share(2)	$22.38		$14.35		$11.65		$—	$12.95
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$21.74		$13.74		$11.10		$20.02	$12.35
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	$21.65		$13.69		$—		$—	$—
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	$21.77		$13.76		$—		$—	$—

Net assets:
Investor class of shares	$128,567,141		$73,862,109		$639,946		$389,488,447	$170,699
Advisor class of shares	26,952		25,865		27,456		—	28,744
Institutional class of shares	138,842,853		10,570,981		3,240,610		363,221,122	3,459,294
Retirement class R-3 of shares	26,895		25,824		—		—	—
Retirement class R-6 of shares	27,033		47,340		—		—	—

Total net assets	$267,490,874		$84,532,119		$3,908,012		$752,709,569	$3,658,737

Shares outstanding:
Investor class of shares	6,048,442		5,419,851		57,808		19,952,354	13,873
Advisor class of shares	1,268		1,898		2,480		—	2,336
Institutional class of shares	6,386,178		769,203		291,826		18,145,849	280,058
Retirement class R-3 of shares	1,242		1,887		—		—	—
Retirement class R-6 of shares	1,242		3,440		—		—	—

Total shares outstanding	12,438,372		6,196,279		352,114		38,098,203	296,267

Investments, at cost:
Investments in unaffiliated issuers	$306,744,177		$110,168,784		$4,919,348		$938,918,761	$2,970,152
Cash sweep investments in affiliated issuers	5,521,100		4,346,662		89,138		22,509,571	74,911

Total investments, at cost	$312,265,277		$114,515,446		$5,008,486		$961,428,332	$3,045,063

(1)	Including $118,833,452, $37,970,873, $1,478,963 and $350,664,607, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Global Low Volatility Equity Fund		Pyrford Global Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		TCH Emerging Markets Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$5,595,151	(1)	$1,416,987	(1)	$451,932,017	(1)	$193,874,593	(1)	$9,842,118	(1)
Cash	—		—		—		—		20,000
Cash denominated in foreign currencies	2,619	(2)	2,925	(2)	331,188	(2)	124,210	(2)	—
Dividends and interest receivable	11,041		3,469		1,543,631		232,886		105,490
Receivable for investments sold	—		—		412,102		—		—
Receivable for capital stock sold	—		—		2,620,206		713,150		—
Receivable for forward foreign currency contracts	—		11,678		5,139,363		—		—
Receivable from affiliates, net (Note 6)	12,183		15,483		—		—		7,721
Prepaid expenses	24,215		20,161		54,992		36,697		22,849
Other receivables	142		28		6,162		1,125		306

Total assets	5,645,351		1,470,731		462,039,661		194,982,661		9,998,484

Liabilities:
Payable for capital stock redeemed	—		—		28,316		10,550,646		—
Payable for investments purchased	—		—		318,744		1,039,768		—
Payable for return of securities lending collateral	1,185,462		237,351		27,710,641		11,552,754		2,126,728
Payable for foreign tax expense	684		81		51,106		572,327		—
Payable for forward foreign currency contracts	—		942		1,257,081		—		—
Payable to affiliates, net (Note 6)	—		—		295,031		132,380		—
Other liabilities	18,556		18,824		44,979		40,594		16,145

Total liabilities	1,204,702		257,198		29,705,898		23,888,469		2,142,873

Total net assets	$4,440,649		$1,213,533		$432,333,763		$171,094,192		$7,855,611

Net assets consist of:
Paid-in capital	$4,099,650		$1,166,138		$391,139,925		$155,866,433		$7,730,541
Net unrealized appreciation (depreciation) on investments and foreign currency translation	342,160		44,195		43,365,999		20,811,626		(17,234)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(24,544)		2,596		(2,204,911)		(5,538,863)		78,365
Undistributed net investment income (distributions in excess of net investment income)	23,383		604		32,750		(45,004)		63,939

Total net assets	$4,440,649		$1,213,533		$432,333,763		$171,094,192		$7,855,611

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$11.74		$10.46		$12.90		$13.96		$10.16
Advisor class of shares:
Net asset value and redemption proceeds per share	$11.74		$10.46		$12.90		$13.96		$10.16
Offering price per share	$12.36	(3)	$11.01	(3)	$13.58	(3)	$14.69	(3)	$10.53	(4)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$11.76		$10.46		$12.93		$13.98		$10.16
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$12.92		$—		$—
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$12.93		$—		$—

Net assets:
Investor class of shares	$126,045		$647,285		$87,847,346		$66,523,996		$3,917,894
Advisor class of shares	26,696		25,618		24,728		25,811		25,394
Institutional class of shares	4,287,908		540,630		341,795,744		104,544,385		3,912,323
Retirement class R-3 of shares	—		—		24,681		—		—
Retirement class R-6 of shares	—		—		2,641,264		—		—

Total net assets	$4,440,649		$1,213,533		$432,333,763		$171,094,192		$7,855,611

Shares outstanding:
Investor class of shares	10,734		61,911		6,809,094		4,765,839		385,759
Advisor class of shares	2,274		2,450		1,917		1,849		2,500
Institutional class of shares	364,489		51,671		26,439,575		7,476,892		385,081
Retirement class R-3 of shares	—		—		1,911		—		—
Retirement class R-6 of shares	—		—		204,250		—		—

Total shares outstanding	377,497		116,032		33,456,747		12,244,580		773,340

Investments, at cost:
Investments in unaffiliated issuers	$5,253,001		$1,383,365		$412,414,478		$173,064,071		$9,859,243

Total investments, at cost	$5,253,001		$1,383,365		$412,414,478		$173,064,071		$9,859,243

(1)	Including $1,155,301, $230,396, $26,113,892, $10,899,230 and $2,093,304, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies are $2,611, $3,064, $329,511 and $124,203, respectively.
(3)	Computation of offering price per share 100/95 of net asset value.
(4)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Alternative Strategies Fund (1)		Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund		Intermediate Tax-Free Fund
Assets:
Investments in unaffiliated issuers, at value	$33,993,515		$767,747,789		$125,570,569		$265,418,845	(2)	$1,630,053,096
Cash sweep investments in affiliated issuers, at value	—		20,365,259		2,406,063		3,333,388		27,919,891
Investments in other affiliated issuers, at value	—		—		—		—		5,015,191
Purchased options, at value	634,411		—		—		—		—
Cash	—		1,053		1,009		—		1,451
Deposit held at broker	7,266,455		—		25,738		—		398,419
Cash denominated in foreign currencies	15,663	(3)	—		—		—		—
Dividends and interest receivable	29,414		2,880,193		917,121		1,013,485		15,135,879
Receivable for investments sold	1,043,431		—		—		—		—
Receivable for capital stock sold	—		6,164,803		3,992,419		404,291		7,872,986
Receivable for daily variation margin	162,339		—		—		—		—
Receivable for forward foreign currency contracts	233,451		—		—		—		—
Receivable from affiliates, net (Note 6)	14,336		—		—		—		—
Prepaid expenses	28,379		41,326		39,399		27,494		84,232

Total assets	43,421,394		797,200,423		132,952,318		270,197,503		1,686,481,145

Liabilities:
Securities sold short, at value (proceeds $6,580,814)	6,716,988		—		—		—		—
Options written, at value (proceeds $603,355)	292,345		—		—		—		—
Payable for dividends and interest on securities sold short	9,905		—		—		—		—
Payable for return of securities lending collateral	—		—		—		40,215,997		—
Payable for investments purchased	1,684,259		6,910,229		500,000		499,972		17,851,306
Payable for capital stock redeemed	—		934,462		129,144		75,599		1,976,288
Payable for daily variation margin	37,368		—		—		—		9,301
Payable for forward foreign currency contracts	77,604		—		—		—		—
Payable for foreign tax expense	101		—		—		—		—
Payable to affiliates, net (Note 6)	—		156,456		21,337		52,373		557,143
Payable to custodian	278,648		—		—		—		—
Payable for income distribution	—		250,920		96,979		116,415		759,483
Other liabilities	147,312		36,504		22,692		31,850		55,482

Total liabilities	9,244,530		8,288,571		770,152		40,992,206		21,209,003

Total net assets	$34,176,864		$788,911,852		$132,182,166		$229,205,297		$1,665,272,142

Net assets consist of:
Paid-in capital	$32,872,000		$786,504,950		$130,631,178		$231,554,487		$1,601,401,155
Net unrealized appreciation on investments, options, futures contracts and foreign currency translation	1,715,593		1,876,094		1,243,950		252,047		65,451,408
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	(310,484)		542,047		298,129		(2,412,112)		(1,709,614)
Undistributed net investment income (distributions in excess of net investment income)	(100,245)		(11,239)		8,909		(189,125)		129,193

Total net assets	$34,176,864		$788,911,852		$132,182,166		$229,205,297		$1,665,272,142

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$10.10		$10.24		$9.36		$11.37
Advisor class of shares:
Net asset value and redemption proceeds per share	$10.39		$10.10		$10.24		$9.36		$11.37
Offering price per share	$10.94	(4)	$10.31	(5)	$10.45	(5)	$9.55	(5)	$11.78	(6)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$10.40		$10.10		$10.24		$9.38		$11.36

Net assets:
Investor class of shares	$—		$70,201,535		$33,611,189		$77,026,599		$1,216,813,186
Advisor class of shares	12,470		25,110		25,412		25,088		2,089,012
Institutional class of shares	34,164,394		718,685,207		98,545,565		152,153,610		446,369,944

Total net assets	$34,176,864		$788,911,852		$132,182,166		$229,205,297		$1,665,272,142

Shares outstanding:
Investor class of shares	—		6,950,015		3,282,710		8,225,391		107,045,526
Advisor class of shares	1,200		2,486		2,482		2,679		183,775
Institutional class of shares	3,285,910		71,191,015		9,619,967		16,215,552		39,280,572

Total shares outstanding	3,287,110		78,143,516		12,905,159		24,443,622		146,509,873

Investments, at cost:
Investments in unaffiliated issuers	$32,965,251		$765,871,695		$124,326,619		$265,166,798		$1,564,597,350
Cash sweep investments in affiliated issuers	—		20,365,259		2,406,063		3,333,388		27,919,891
Investments in other affiliated issuers	—		—		—		—		5,010,228
Purchased options	403,442		—		—		—		—

Total investments, at cost	$33,368,693		$786,236,954		$126,732,682		$268,500,186		$1,597,527,469

(1)	Fund inception date is December 16, 2014.
(2)	Including $39,205,731 of securities on loan. A security on loan value represents both market value and accrued interest.
(3)	Identified cost of cash denominated in foreign currencies is $14,957.
(4)	Computation of offering price per share 100/95 of net asset value.
(5)	Computation of offering price per share 100/98 of net asset value.
(6)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mortgage Income Fund	TCH Intermediate Income Fund	TCH Corporate Income Fund		TCH Core Plus Bond Fund		Monegy High Yield Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$121,362,407	$172,144,233 (1)	$335,060,160	(1)	$1,354,875,224	(1)	$71,810,242
Cash sweep investments in affiliated issuers, at value	2,954,731	17,914,952	24,513,318		31,397,018		2,226,581
Deposit held at broker	—	100,000	250,000		250,000		—
Dividends and interest receivable	376,224	911,741	2,773,951		8,235,429		1,248,887
Receivable for investments sold	921	—	2,596,946		—		—
Receivable for capital stock sold	46,995	444,896	1,694,542		3,492,215		76,568
Prepaid expenses	27,733	28,121	39,131		59,783		29,333

Total assets	124,769,011	191,543,943	366,928,048		1,398,309,669		75,391,611

Liabilities:
Payable for capital stock redeemed	122,088	107,195	308,331		691,202		11,504
Payable for investments purchased	—	1,499,475	15,130,683		5,966,700		495,233
Payable for return of securities lending collateral	—	46,457,198	57,483,955		329,952,087		—
Payable for income distribution	49,419	59,893	231,206		212,374		34,287
Payable to affiliates, net (Note 6)	51,950	47,575	90,616		327,036		25,663
Other liabilities	28,822	24,001	18,960		37,509		23,926

Total liabilities	252,279	48,195,337	73,263,751		337,186,908		590,613

Total net assets	$124,516,732	$143,348,606	$293,664,297		$1,061,122,761		$74,800,998

Net assets consist of:
Paid-in capital	$126,013,430	$167,062,197	$282,698,151		$1,030,690,060		$74,895,759
Net unrealized appreciation on investments	3,491,733	1,482,536	10,184,449		29,813,423		802,526
Accumulated net realized gain (loss) on investments	(4,671,478)	(25,106,711)	816,456		907,284		(888,767)
Distributions in excess of net investment income	(316,953)	(89,416)	(34,759)		(288,006)		(8,520)

Total net assets	$124,516,732	$143,348,606	$293,664,297		$1,061,122,761		$74,800,998

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$9.43	$10.62	$12.96		$11.86		$9.85
Advisor class of shares:
Net asset value and redemption proceeds per share	$9.43	$10.62	$12.96		$11.86		$9.85
Offering price per share(2)	$9.77	$11.01	$13.43		$12.29		$10.21
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$9.42	$10.61	$12.95		$11.86		$9.84

Net assets:
Investor class of shares	$101,292,239	$32,571,615	$137,501,413		$566,836,978		$41,165,157
Advisor class of shares	25,767	25,387	25,712		325,857		24,959
Institutional class of shares	23,198,726	110,751,604	156,137,172		493,959,926		33,610,882

Total net assets	$124,516,732	$143,348,606	$293,664,297		$1,061,122,761		$74,800,998

Shares outstanding:
Investor class of shares	10,741,358	3,066,497	10,606,243		47,785,048		4,178,752
Advisor class of shares	2,732	2,390	1,984		27,470		2,534
Institutional class of shares	2,461,673	10,437,557	12,056,843		41,653,286		3,414,095

Total shares outstanding	13,205,763	13,506,444	22,665,070		89,465,804		7,595,381

Investments, at cost:
Investments in unaffiliated issuers	$117,870,674	$170,661,697	$324,875,711		$1,325,061,801		$71,007,716
Cash sweep investments in affiliated issuers	2,954,731	17,914,952	24,513,318		31,397,018		2,226,581

Total investments, at cost	$120,825,405	$188,576,649	$349,389,029		$1,356,458,819		$73,234,297

(1)	Including $45,290,146, $56,039,900 and $321,663,357, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Multi-Asset Income Fund	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$73,388,493 (1)	$414,308,601	$687,043,932	$3,320,287,924
Cash sweep investments in affiliated issuers, at value	1,935,544	—	—	—
Investments in other affiliated issuers, at value	2,826,827	—	—	—
Investments in repurchase agreements	—	214,329,227	—	551,330,073
Cash	—	—	1,091	—
Dividends and interest receivable	90,503	36,527	305,294	479,679
Receivable for capital stock sold	137,732	—	—	32,472
Prepaid expenses	21,977	43,778	50,272	61,990

Total assets	78,401,076	628,718,133	687,400,589	3,872,192,138

Liabilities:
Due to custodian	—	496	—	—
Payable for capital stock redeemed	21,796	—	—	—
Payable for return of securities lending collateral	19,116,281	—	—	—
Payable for income distribution	—	4,920	4,088	25,597
Payable to affiliates, net (Note 6)	9,282	15,137	51,411	464,138
Other liabilities	12,870	23,407	26,841	58,469

Total liabilities	19,160,229	43,960	82,340	548,204

Total net assets	$59,240,847	$628,674,173	$687,318,249	$3,871,643,934

Net assets consist of:
Paid-in capital	$61,014,372	$628,674,173	$687,319,312	$3,871,668,175
Net unrealized depreciation on investments	(1,591,038)	—	—	—
Accumulated net realized gain (loss) on investments	(177,706)	—	2,551	(278)
Undistributed net investment income (distributions in excess of net investment income)	(4,781)	—	(3,614)	(23,963)

Total net assets	$59,240,847	$628,674,173	$687,318,249	$3,871,643,934

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$9.84	$1.00	$1.00	$1.00
Advisor class of shares:
Net asset value and redemption proceeds per share	$9.84	$—	$—	$—
Offering price per share(2)	$10.20	$—	$—	$—
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	$9.84	$1.00	$1.00	$1.00

Net assets:
Investor class of shares	$524,850	$134,818,451	$148,681,683	$1,412,446,050
Advisor class of shares	24,558	—	—	—
Institutional class of shares	58,691,439	493,855,722	538,636,566	2,459,197,884

Total net assets	$59,240,847	$628,674,173	$687,318,249	$3,871,643,934

Shares outstanding:
Investor class of shares	53,338	134,818,858	148,679,835	1,412,660,060
Advisor class of shares	2,496	—	—	—
Institutional class of shares	5,962,568	493,855,315	538,667,145	2,459,272,733

Total shares outstanding	6,018,402	628,674,173	687,346,980	3,871,932,793

Investments, at cost:
Investments in unaffiliated issuers	$74,890,993	$628,637,828	$687,043,932	$3,871,617,997
Cash sweep investments in affiliated issuers	1,935,544	—	—	—
Investments in other affiliated issuers	2,915,365	—	—	—

Total investments, at cost	$79,741,902	$628,637,828	$687,043,932	$3,871,617,997

(1)	Including $18,636,061 of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2015 (Unaudited)

Statements of Operations	BMO Funds

	Low Volatility Equity Fund	Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$706,030	$2,119,502	(1)	$2,760,910	(1)	$1,758,796	(1)	$2,232,830
Affiliated issuers	87	164		414		527		767
Securities lending income	12,414	23,108		42,950		37,922		56,285

Total income	718,531	2,142,774		2,804,274		1,797,245		2,289,882

Expenses:
Investment advisory fees (Note 6)	154,383	302,803		981,919		967,201		1,112,644
Shareholder servicing fees (Note 6)	1,005	81,914		173,927		157,151		229,151
Administration fees (Note 6)	28,561	56,019		120,501		118,483		241,062
Portfolio accounting fees	26,494	35,181		55,289		54,744		73,028
Recordkeeping fees	15,925	17,089		34,953		43,508		53,362
Custodian fees (Note 6)	1,363	2,675		5,781		5,689		7,176
Registration fees	24,873	27,537		29,178		27,277		49,342
Professional fees	12,076	12,076		12,076		12,076		12,076
Printing and postage	1,557	14,252		14,629		13,870		18,616
Directors’ fees	5,064	5,064		5,064		5,064		5,064
Distribution services fees (Note 6):
Advisor class	34	33		33		34		33
Retirement class R-3	—	—		—		—		65
Miscellaneous	4,311	4,594		5,072		5,194		6,296

Total expenses	275,646	559,237		1,438,422		1,410,291		1,807,915

Deduct:
Expense waivers (Note 6)	(73,909)	(83,645)		—		—		—

Net expenses	201,737	475,592		1,438,422		1,410,291		1,807,915

Net investment income	516,794	1,667,182		1,365,852		386,954		481,967

Net realized and unrealized gain on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	1,149,341	2,874,378		14,903,529		11,881,189		12,486,815
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,919,352	1,448,388		(2,298,401)		11,669,720		3,250,055

Net realized and unrealized gain on investments	5,068,693	4,322,766		12,605,128		23,550,909		15,736,870

Change in net assets resulting from operations	$5,585,487	$5,989,948		$13,970,980		$23,937,863		$16,218,837

(1)	Net of foreign taxes withheld of $845, $1,094 amd $9,303, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2015 (Unaudited)

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Core Fund	Small-Cap Growth Fund	Micro- Cap Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$834,850 (1)	$479,989	$26,109	$2,524,795	$13,648
Affiliated issuers	355	177	5	1,000	6
Securities lending income	178,106	16,059	1,199	1,200,877	—

Total income	1,013,311	496,225	27,313	3,726,672	13,654

Expenses:
Investment advisory fees (Note 6)	880,544	270,483	11,572	3,685,153	13,814
Shareholder servicing fees (Note 6)	150,161	81,671	661	490,682	122
Administration fees (Note 6)	192,801	59,208	2,670	307,822	1,420
Portfolio accounting fees	64,790	38,894	19,394	101,915	18,917
Recordkeeping fees	48,073	33,972	8,870	31,684	12,581
Custodian fees (Note 6)	5,680	1,745	79	16,288	68
Registration fees	48,850	48,843	38,764	19,110	23,001
Professional fees	12,076	12,076	12,076	12,076	12,076
Printing and postage	22,352	15,930	2,167	35,525	2,310
Directors’ fees	5,064	5,064	5,064	5,064	5,064
Distribution services fees (Note 6):
Advisor class	32	31	32	—	33
Retirement class R-3	64	62	—	—	—
Miscellaneous	6,169	5,157	4,580	7,671	4,171

Total expenses	1,436,656	573,136	105,929	4,712,990	93,577

Deduct:
Expense waivers (Note 6)	(13,440)	(100,477)	(89,213)	—	(76,537)

Net expenses	1,423,216	472,659	16,716	4,712,990	17,040

Net investment income (loss)	(409,905)	23,566	10,597	(986,318)	(3,386)

Net realized and unrealized gain on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	11,192,049	3,190,387	9,695	(17,818,558)	30,794
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,596,185)	(2,720,374)	225,498	60,588,848	302,812
Investments in affiliated issuers	—	—	—	940,500	—

Total net change in unrealized appreciation (depreciation)	(2,596,185)	(2,720,374)	225,498	61,529,348	302,812

Net realized and unrealized gain on investments	8,595,864	470,013	235,193	43,710,790	333,606

Change in net assets resulting from operations	$8,185,959	$493,579	$245,790	$42,724,472	$330,220

(1)	Net of foreign taxes withheld of $5,316.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2015 (Unaudited)

Statements of Operations	BMO Funds

	Global Low Volatility Equity Fund	Pyrford Global Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund		TCH Emerging Markets Bond Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$51,746 (1)	$11,908 (1)	$3,117,870 (1)	$1,197,151	(1)	$93
Interest income	—	—	—	—		218,363 (1)
Securities lending income	1,091	217	45,814	6,822		1,784

Total income	52,837	12,125	3,163,684	1,203,973		220,240

Expenses:
Investment advisory fees (Note 6)	13,325	3,466	1,343,421	775,677		23,249
Shareholder servicing fees (Note 6)	150	762	100,990	77,558		4,823
Administration fees (Note 6)	1,896	866	273,958	79,722		3,584
Portfolio accounting fees	22,412	24,761	31,841	24,536		22,277
Recordkeeping fees	12,059	9,594	32,986	18,499		11,306
Custodian fees (Note 6)	17,051	10,823	101,306	135,997		3,085
Registration fees	23,027	38,716	53,697	31,568		23,275
Professional fees	12,245	12,245	12,245	15,220		13,733
Printing and postage	2,308	2,167	14,609	14,558		2,306
Directors’ fees	5,065	5,064	5,064	5,064		5,064
Distribution services fees (Note 6):
Advisor class	32	31	30	31		32
Retirement class R-3	—	—	59	—		—
Miscellaneous	9,405	3,991	14,938	13,094		5,005

Total expenses	118,975	112,486	1,985,144	1,191,524		117,739

Deduct:
Expense waivers (Note 6)	(101,368)	(106,494)	(76,210)	(122,792)		(81,890)

Net expenses	17,607	5,992	1,908,934	1,068,732		35,849

Net investment income	35,230	6,133	1,254,750	135,241		184,391

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(22,988)	5,228	(375,612)	(228,021	)(2)	138,507
Foreign currency transactions	(1,510)	(2,629)	(272,731)	(118,877)		(825)
Forward contracts	—	—	(551,685)	—		—

Total net realized gain (loss)	(24,498)	2,599	(1,200,028)	(346,898)		137,682
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	144,244	(20,117)	(5,706,284)	(1,619,774)		(442,532)
Forward contracts	—	14,440	5,105,807	—		—
Foreign currency translations	10	(168)	(13,044)	8,740		(103)

Total net change in unrealized appreciation (depreciation)	144,254	(5,845)	(613,521)	(1,611,034)		(442,635)

Net realized and unrealized gain (loss) on investments and foreign currency	119,756	(3,246)	(1,813,549)	(1,957,932)		(304,953)

Change in net assets resulting from operations	$154,986	$2,887	$(558,799)	$(1,822,691)		$(120,562)

(1)	Net of foreign taxes withheld of $3,652, $579, $202,665, $97,703 and $62, respectively.
(2)	Net of foreign taxes withheld of $538,482, $517,035 of which is related to appreciated investments held at period end.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2015 (Unaudited)

Statements of Operations	BMO Funds

	Alternative Strategies Fund (1)	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$32,946 (2)	$—	$373	$136,969	$286,469
Affiliated issuers	—	873	147	212	13,792
Interest income	17,512	3,520,295	1,080,781	1,738,229	22,163,204
Securities lending income	—	—	—	16,940	—

Total income	50,458	3,521,168	1,081,301	1,892,350	22,463,465

Expenses:
Investment advisory fees (Note 6)	114,693	711,334	155,404	222,592	1,692,821
Shareholder servicing fees (Note 6)	—	86,579	35,367	95,616	1,412,344
Administration fees (Note 6)	10,120	310,196	57,500	102,949	366,627
Portfolio accounting fees	13,178	148,014	72,361	66,098	220,788
Recordkeeping fees	5,736	18,744	16,950	26,691	51,998
Custodian fees (Note 6)	118,603	16,529	2,743	4,917	34,070
Registration fees	10,984	35,475	33,342	30,499	56,447
Professional fees	15,544	14,058	14,058	14,058	14,058
Printing and postage	1,434	2,990	2,277	10,693	20,822
Directors’ fees	2,433	5,065	5,064	5,064	5,064
Interest expense and dividends on securities sold short	19,006	—	—	—	—
Distribution services fees (Note 6):
Advisor class	6	31	31	31	2,561
Miscellaneous	2,969	7,982	4,302	5,020	11,943

Total expenses	314,706	1,356,997	399,399	584,228	3,889,543

Deduct:
Expense waivers (Note 6)	(164,003)	(148,006)	(129,510)	(99,044)	(117,033)

Net expenses	150,703	1,208,991	269,889	485,184	3,772,510

Net investment income (loss)	(100,245)	2,312,177	811,412	1,407,166	18,690,955

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	126,105	699,080	337,472	29,249	3,079,728
Capital gains distributions from investments in affiliated issuers	—	—	—	—	149
Foreign currency transactions	(3,171)	—	—	—	—
Futures contracts	(212,082)	—	(5,705)	—	(464,064)
Purchased options	(30,919)	—	—	—	—
Written options	(9,112)	—	—	—	—
Short sales	(181,305)	—	—	—	—

Total net realized gain (loss)	(310,484)	699,080	331,767	29,249	2,615,813
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,028,263	(227,951)	165,687	(625,845)	13,002,647
Investments in affiliated issuers	—	—	—	—	4,963
Futures contracts	124,971	—	(1,679)	—	16,421
Forward contracts	155,847	—	—	—	—
Purchased options	230,969	—	—	—	—
Written options	311,011	—	—	—	—
Short sales	(136,174)	—	—	—	—
Foreign currency translations	706	—	—	—	—

Total net change in unrealized appreciation (depreciation)	1,715,593	(227,951)	164,008	(625,845)	13,024,031

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	1,405,109	471,129	495,775	(596,596)	15,639,844

Change in net assets resulting from operations	$1,304,864	$2,783,306	$1,307,187	$810,570	$34,330,799

(1)	Reflects operations for the period from December 16, 2014 (inception date) to February 28, 2015
(2)	Net of foreign taxes withheld of $158.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2015 (Unaudited)

Statements of Operations	BMO Funds

	Mortgage Income Fund	TCH Intermediate Income Fund	TCH Corporate Income Fund	TCH Core Plus Bond Fund	Monegy High Yield Bond Fund
Investment income:
Dividend income from:
Affiliated issuers	188	466	902	1,596	130
Interest income	2,053,913	1,774,272 (1)	4,162,415 (1)	15,583,620 (1)	2,268,221
Securities lending income	2,828	24,165	27,679	118,125	—

Total income	2,056,929	1,798,903	4,190,996	15,703,341	2,268,351

Expenses:
Investment advisory fees (Note 6)	256,939	282,507	305,320	1,021,703	183,051
Shareholder servicing fees (Note 6)	128,067	41,274	133,747	660,353	49,205
Administration fees (Note 6)	59,417	65,330	112,598	336,630	33,865
Portfolio accounting fees	40,907	41,871	59,932	134,759	45,567
Recordkeeping fees	28,537	23,972	18,544	13,556	16,955
Custodian fees (Note 6)	2,839	3,121	5,387	21,469	1,618
Registration fees	28,392	29,363	33,241	43,165	25,428
Professional fees	15,050	15,050	15,050	15,050	15,050
Printing and postage	7,541	2,693	3,428	14,851	14,209
Directors’ fees	5,064	5,064	5,064	5,064	5,064
Distribution services fees (Note 6):
Advisor class	31	31	31	137	31
Miscellaneous	4,615	4,691	4,831	8,307	4,363

Total expenses	577,399	514,967	697,173	2,275,044	394,406

Deduct:
Expense waivers (Note 6)	(96,010)	(85,215)	(64,920)	—	(107,204)

Net expenses	481,389	429,752	632,253	2,275,044	287,202

Net investment income	1,575,540	1,369,151	3,558,743	13,428,297	1,981,149

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	648,665	758,169	1,590,832	5,173,270	(886,849)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	668,423	(1,047,905)	(1,952,251)	(6,212,975)	(1,719,047)

Net realized and unrealized gain (loss) on investments	1,317,088	(289,736)	(361,419)	(1,039,705)	(2,605,896)

Change in net assets resulting from operations	$2,892,628	$1,079,415	$3,197,324	$12,388,592	$(624,747)

(1)	Net of foreign taxes withheld of $622, $190 and $3,797, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2015 (Unaudited)

Statements of Operations	BMO Funds

	Multi-Asset Income Fund	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$972,772	$3,084	$4,764	$103,776
Affiliated issuers	49,153	—	—	—
Interest income	5,374	248,699	546,513	3,194,400
Securities lending income	44,481	—	—	—

Total income	1,071,780	251,783	551,277	3,298,176

Expenses:
Investment advisory fees (Note 6)	71,857	645,198	614,787	2,594,233
Shareholder servicing fees (Note 6)	651	152,757	154,480	1,685,290
Administration fees (Note 5)	43,114	106,776	101,886	600,157
Portfolio accounting fees	24,720	64,187	65,373	183,170
Recordkeeping fees	9,647	10,973	13,705	46,609
Custodian fees (Note 6)	1,269	14,237	13,569	79,974
Registration fees	39,642	28,618	32,095	32,187
Professional fees	12,076	13,562	16,042	16,042
Printing and postage	2,168	4,784	5,651	31,005
Directors’ fees	5,064	5,065	5,064	5,065
Distribution services fees (Note 6):
Advisor class	31	—	—	—
Miscellaneous	4,749	6,830	7,823	22,558

Total expenses	214,988	1,052,987	1,030,475	5,296,290

Deduct:
Expense waivers (Note 6)	(56,221)	(835,033)	(509,302)	(2,185,177)

Net expenses	158,767	217,954	521,173	3,111,113

Net investment income	913,013	33,829	30,104	187,063

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(356,004)	—	(1,116)	(278)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	140,490	—	3,667	—
Investments in affiliated issuers	36,767	—	—	—

Total net realized gain (loss)	(178,747)	—	2,551	(278)
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(2,078,987)	—	—	—
Investments in affiliated issuers	(85,118)	—	—	—

Total net change in unrealized depreciation	(2,164,105)	—	—	—

Net realized and unrealized gain (loss) on investments	(2,342,852)	—	2,551	(278)

Change in net assets resulting from operations	$(1,429,839)	$33,829	$32,655	$186,785

(See Notes which are an integral part of the Financial Statements)

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Statements of Changes in Net Assets

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Change in net assets resulting from:

Operations:
Net investment income (loss)	$516,794	$716,921	$1,667,182	$2,477,965	$1,365,852	$1,849,833
Net realized gain on investments	1,149,341	3,229,841	2,874,378	8,368,683	14,903,529	26,508,955
Net change in unrealized appreciation (depreciation) on investments	3,919,352	4,593,885	1,448,388	12,350,996	(2,298,401)	24,547,915

Change in net assets resulting from operations	5,585,487	8,540,647	5,989,948	23,197,644	13,970,980	52,906,703

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(3,344)	(6,565)	(781,545)	(1,195,276)	(481,361)	(829,422)
Advisor class of shares	(175)	(103)	(320)	(129)	(95)	(80)
Institutional class of shares	(443,764)	(687,874)	(717,728)	(1,192,157)	(563,870)	(1,018,781)
Retirement class R-6 of shares	—	—	—	—	—	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(39,615)	(5,461)	(4,222,585)	(1,884,074)	(12,652,370)	(7,402,822)
Advisor class of shares	(1,786)	—	(1,714)	—	(2,498)	—
Institutional class of shares	(3,826,363)	(366,168)	(3,470,285)	(1,741,926)	(11,211,505)	(6,789,521)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	(4,315,047)	(1,066,171)	(9,194,177)	(6,013,562)	(24,911,699)	(16,040,626)

Capital stock transactions:
Proceeds from sale of shares	12,253,593	15,012,578	13,723,673	19,032,803	49,236,672	43,628,685
Net asset value of shares issued to shareholders in payment of distributions declared	4,157,968	996,074	8,993,834	5,812,132	24,464,982	15,638,461
Cost of shares redeemed	(4,346,528)	(7,252,099)	(9,033,536)	(30,150,146)	(23,896,667)	(59,434,707)
Redemption fees	—	—	—	—	—	—

Change in net assets resulting from capital stock transactions	12,065,033	8,756,553	13,683,971	(5,305,211)	49,804,987	(167,561)

Change in net assets	13,335,473	16,231,029	10,479,742	11,878,871	38,864,268	36,698,516

Net assets:
Beginning of period	57,860,107	41,629,078	119,100,480	107,221,609	250,301,681	213,603,165

End of period	$71,195,580	$57,860,107	$129,580,222	$119,100,480	$289,165,949	$250,301,681

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$209,054	$139,543	$543,319	$375,730	$656,335	$335,809

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

$386,954	$375,724	$481,967	$1,111,708	$(409,905)	$(1,229,975)	$23,566	$(102,761)
11,881,189	35,599,369	12,486,815	40,860,457	11,192,049	32,315,790	3,190,387	4,659,447
11,669,720	21,291,675	3,250,055	29,950,522	(2,596,185)	15,050,417	(2,720,374)	5,656,767

23,937,863	57,266,768	16,218,837	71,922,687	8,185,959	46,136,232	493,579	10,213,453

(46,157)	(186,519)	(218,425)	(780,220)	—	—	—	—
(11)	—	(31)	—	—	—	—	—
(316,730)	(590,234)	(359,452)	(990,163)	—	—	—	—
—	—	(88)	—	—	—	—	—

(16,187,273)	(7,329,851)	(21,590,475)	(25,222,565)	(16,700,632)	(14,137,766)	(3,753,213)	(4,379,689)
(3,860)	—	(3,095)	—	(3,530)	—	(1,447)	—
(18,306,862)	(10,290,180)	(16,682,449)	(16,708,841)	(18,349,361)	(17,580,845)	(901,472)	(1,415,121)
—	—	(3,100)	—	(3,467)	—	(1,439)	—
—	—	(3,100)	—	(3,467)	—	(1,439)	—

(34,860,893)	(18,396,784)	(38,860,215)	(43,701,789)	(35,060,457)	(31,718,611)	(4,659,010)	(5,794,810)

85,470,076	24,030,180	34,729,402	53,822,119	21,460,132	32,484,772	16,612,984	28,120,471
34,439,603	18,014,586	38,180,121	42,765,137	34,376,135	31,029,244	4,638,346	5,765,924
(23,844,280)	(66,928,648)	(41,877,248)	(104,383,055)	(28,283,994)	(60,830,168)	(14,998,736)	(11,769,508)
—	—	—	174	—	—	—	—

96,065,399	(24,883,882)	31,032,275	(7,795,625)	27,552,273	2,683,848	6,252,594	22,116,887

85,142,369	13,986,102	8,390,897	20,425,273	677,775	17,101,469	2,087,163	26,535,530

228,712,462	214,726,360	334,701,924	314,276,651	266,813,099	249,711,630	82,444,956	55,909,426

$313,854,831	$228,712,462	$343,092,821	$334,701,924	$267,490,874	$266,813,099	$84,532,119	$82,444,956

$386,749	$362,693	$181,962	$277,991	$(409,905)	$—	$23,566	$—

Statements of Changes in Net Assets

	Small-Cap Core Fund		Small-Cap Growth Fund		Micro- Cap Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (2)
Change in net assets resulting from:

Operations:
Net investment income (loss)	$10,597	$(1,695)	$(986,318)	$(6,433,325)	$(3,386)	$(7,238)
Net realized gain (loss) on investments and foreign currency transactions	9,695	(45,782)	(17,818,558)	156,066,640	30,794	84,868
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	225,498	162,199	61,529,348	(46,892,549)	302,812	287,668

Change in net assets resulting from operations	245,790	114,722	42,724,472	102,740,766	330,220	365,298

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	—	—
Advisor class of shares	—	—	—	—	—	—
Institutional class of shares	—	—	—	—	—	—
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	(68,550,887)	(54,356,984)	(2,251)	—
Advisor class of shares	—	—	—	—	(873)	—
Institutional class of shares	—	—	(60,216,571)	(43,245,674)	(90,495)	—

Change in net assets resulting from distributions to shareholders	—	—	(128,767,458)	(97,602,658)	(93,619)	—

Capital stock transactions:
Proceeds from sale of shares	88,189	3,462,916	66,321,821	236,953,610	779,185	3,030,350
Net asset value of shares issued to shareholders in payment of distributions declared	—	—	121,850,268	92,226,147	93,618	—
Cost of shares redeemed	(3,605)	—	(144,500,121)	(248,589,665)	(401,994)	(444,321)
Redemption fees	—	—	—	5,665	—	—

Change in net assets resulting from capital stock transactions	84,584	3,462,916	43,671,968	80,595,757	470,809	2,586,029

Change in net assets	330,374	3,577,638	(42,371,018)	85,733,865	707,410	2,951,327

Net assets:
Beginning of period	3,577,638	—	795,080,587	709,346,722	2,951,327	—

End of period	$3,908,012	$3,577,638	$752,709,569	$795,080,587	$3,658,737	$2,951,327

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$10,232	$(365)	$(986,318)	$—	$(3,386)	$—

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(2)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund		Pyrford Global Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund
Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(2)	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

$35,230	$23,639	$6,133	$22,344	$1,254,750	$9,416,550	$135,241	$2,796,137
(24,498)	16,673	2,599	4,482	(1,200,028)	1,003,407	(346,898)	(4,228,708)
144,254	197,906	(5,845)	50,040	(613,521)	23,565,093	(1,611,034)	25,055,600

154,986	238,218	2,887	76,866	(558,799)	33,985,050	(1,822,691)	23,623,029

(864)	—	(13,098)	—	(529,973)	(3,117,094)	(754,339)	(642,533)
(168)	—	(533)	—	(155)	—	(304)	—
(33,606)	—	(12,320)	—	(2,124,604)	(9,834,761)	(1,668,087)	(1,571,070)
—	—	—	—	(121)	—	—	—
—	—	—	—	(206)	—	—	—

(601)	—	(3,960)	—	—	(182,547)	—	—
(117)	—	(161)	—	—	—	—	—
(17,829)	—	(3,392)	—	—	(516,425)	—	—

(53,185)	—	(33,464)	—	(2,655,059)	(13,650,827)	(2,422,730)	(2,213,603)

228,585	3,842,978	17,485	1,116,294	103,839,780	137,260,498	24,611,433	55,250,430
53,034	—	33,465	—	2,287,805	11,973,143	2,136,873	2,016,195
(20,317)	(3,650)	—	—	(24,493,592)	(26,906,144)	(26,069,445)	(30,067,403)
—	—	—	—	373	1,105	2	741

261,302	3,839,328	50,950	1,116,294	81,634,366	122,328,602	678,863	27,199,963

363,103	4,077,546	20,373	1,193,160	78,420,508	142,662,825	(3,566,558)	48,609,389

4,077,546	—	1,193,160	—	353,913,255	211,250,430	174,660,750	126,051,361

$4,440,649	$4,077,546	$1,213,533	$1,193,160	$432,333,763	$353,913,255	$171,094,192	$174,660,750

$23,383	$22,791	$604	$20,422	$32,750	$1,433,059	$(45,004)	$2,242,485

Statements of Changes in Net Assets

	TCH Emerging Markets Bond Fund		Alternative Strategies Fund	Ultra Short Tax-Free Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Period Ended February 28, 2015(2) (Unaudited)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Change in net assets resulting from:

Operations:
Net investment income (loss)	$184,391	$301,238	$(100,245)	$2,312,177	$5,502,872
Net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	137,682	168,927	(310,484)	699,080	49,963
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	(442,635)	425,401	1,715,593	(227,951)	3,598,577

Change in net assets resulting from operations	(120,562)	895,566	1,304,864	2,783,306	9,151,412

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(169,763)	(39,375)	—	(135,694)	(516,317)
Advisor class of shares	(1,108)	—	—	(49)	(33)
Institutional class of shares	(175,997)	(40,425)	—	(2,176,434)	(4,986,522)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(113,483)	—	—	(2,132)	(22,801)
Advisor class of shares	(740)	—	—	(1)	—
Institutional class of shares	(113,843)	—	—	(21,209)	(151,283)

Change in net assets resulting from distributions to shareholders	(574,934)	(79,800)	—	(2,335,519)	(5,676,956)

Capital stock transactions:
Proceeds from sale of shares	37,714	7,044,375	32,872,000	432,407,212	715,858,142
Net asset value of shares issued to shareholders in payment of distributions declared	574,934	79,800	—	691,095	1,730,141
Cost of shares redeemed	(1,482)	—	—	(375,814,422)	(828,296,698)
Redemption fees	—	—	—	—	—

Change in net assets resulting from capital stock transactions	611,166	7,124,175	32,872,000	57,283,885	(110,708,415)

Change in net assets	(84,330)	7,939,941	34,176,864	57,731,672	(107,233,959)

Net assets:
Beginning of period	7,939,941	—	—	731,180,180	838,414,139

End of period	$7,855,611	$7,939,941	$34,176,864	$788,911,852	$731,180,180

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$63,939	$226,416	$(100,245)	$(11,239)	$(11,239)

(1)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.
(2)	Reflects operations for the period from December 16, 2014 (inception date) to February 28, 2015

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund		Short-Term Income Fund		Intermediate Tax-Free Fund		Mortgage Income Fund
Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

$811,412	$1,069,192	$1,407,166	$2,997,697	$18,690,955	$32,776,740	$1,575,540	$3,429,662
331,767	99,090	29,249	63,612	2,615,813	560,826	648,665	(892,869)
164,008	1,641,330	(625,845)	894,630	13,024,031	66,381,407	668,423	4,722,743

1,307,187	2,809,612	810,570	3,955,939	34,330,799	99,718,973	2,892,628	7,259,536

(170,190)	(261,086)	(486,273)	(1,256,247)	(13,336,354)	(22,706,623)	(1,471,516)	(3,299,688)
(150)	(85)	(158)	(78)	(24,172)	(3,741)	(362)	(188)
(641,072)	(808,021)	(1,111,220)	(2,005,611)	(5,330,453)	(10,066,376)	(405,688)	(859,448)

(6,928)	—	—	—	(121,985)	(60,866)	—	—
(6)	—	—	—	(219)	—	—	—
(28,169)	—	—	—	(43,436)	(25,260)	—	—

(846,515)	(1,069,192)	(1,597,651)	(3,261,936)	(18,856,619)	(32,862,866)	(1,877,566)	(4,159,324)

69,278,291	97,083,301	50,597,320	100,427,213	368,660,676	499,937,409	6,362,308	22,268,324
271,349	360,717	955,450	2,066,808	14,512,761	24,055,077	1,551,233	3,470,494
(41,345,524)	(45,045,191)	(41,117,301)	(112,801,171)	(134,842,516)	(386,396,874)	(18,798,258)	(69,247,065)
—	—	—	—	—	3,656	—	323

28,204,116	52,398,827	10,435,469	(10,307,150)	248,330,921	137,599,268	(10,884,717)	(43,507,924)

28,664,788	54,139,247	9,648,388	(9,613,147)	263,805,101	204,455,375	(9,869,655)	(40,407,712)

103,517,378	49,378,131	219,556,909	229,170,056	1,401,467,041	1,197,011,666	134,386,387	174,794,099

$132,182,166	$103,517,378	$229,205,297	$219,556,909	$1,665,272,142	$1,401,467,041	$124,516,732	$134,386,387

$8,909	$8,909	$(189,125)	$1,360	$129,193	$129,217	$(316,953)	$(14,927)

Statements of Changes in Net Assets

	TCH Intermediate Income Fund		TCH Corporate Income Fund		TCH Core Plus Bond Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Change in net assets resulting from:

Operations:
Net investment income	$1,369,151	$2,728,521	$3,558,743	$5,079,945	$13,428,297	$23,058,081
Net realized gain (loss) on investments	758,169	984,810	1,590,832	1,655,375	5,173,270	3,011,756
Net change in unrealized appreciation (depreciation) on investments	(1,047,905)	3,813,348	(1,952,251)	8,680,708	(6,212,975)	44,095,696

Change in net assets resulting from operations	1,079,415	7,526,679	3,197,324	15,416,028	12,388,592	70,165,533

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(307,040)	(647,658)	(1,536,648)	(1,432,467)	(7,147,711)	(13,234,133)
Advisor class of shares	(232)	(126)	(359)	(194)	(1,499)	(186)
Institutional class of shares	(1,141,268)	(2,100,508)	(2,053,797)	(3,707,733)	(6,564,779)	(10,710,355)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	(405,429)	(514,185)	(2,668,765)	(727,136)
Advisor class of shares	—	—	(91)	—	(127)	—
Institutional class of shares	—	—	(514,709)	(1,686,946)	(2,218,338)	(515,877)

Change in net assets resulting from distributions to shareholders	(1,448,540)	(2,748,292)	(4,511,033)	(7,341,525)	(18,601,219)	(25,187,687)

Capital stock transactions:
Proceeds from sale of shares	10,105,873	45,075,688	121,937,123	95,930,303	204,733,557	271,390,794
Net asset value of shares issued to shareholders in payment of distributions declared	1,061,666	2,078,688	3,280,836	5,697,278	17,273,292	23,068,922
Cost of shares redeemed	(12,599,629)	(48,638,537)	(30,385,443)	(38,906,177)	(95,390,287)	(183,620,244)

Change in net assets resulting from capital stock transactions	(1,432,090)	(1,484,161)	94,832,516	62,721,404	126,616,562	110,839,472

Change in net assets	(1,801,215)	3,294,226	93,518,807	70,795,907	120,403,935	155,817,318

Net assets:
Beginning of period	145,149,821	141,855,595	200,145,490	129,349,583	940,718,826	784,901,508

End of period	$143,348,606	$145,149,821	$293,664,297	$200,145,490	$1,061,122,761	$940,718,826

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(89,416)	$(10,027)	$(34,759)	$(2,698)	$(288,006)	$(2,314)

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Monegy High Yield Bond Fund		Multi-Asset Income Fund		Government Money Market Fund		Tax-Free Money Market Fund
Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

$1,981,149	$5,349,738	$913,013	$389,521	$33,829	$58,074	$30,104	$150,618
(886,849)	1,763,550	(178,747)	2,896	—	—	2,551	38,299
(1,719,047)	775,398	(2,164,105)	573,067	—	—	—	—

(624,747)	7,888,686	(1,429,839)	965,484	33,829	58,074	32,655	188,917

(1,042,868)	(2,601,595)	(7,576)	(4,824)	(6,361)	(11,844)	(6,123)	(12,728)
(645)	(336)	(355)	(185)	—	—	—	—
(937,636)	(2,748,257)	(914,429)	(375,937)	(27,468)	(46,230)	(27,648)	(137,890)

(943,476)	(656,961)	(90)	—	—	—	—	(6,892)
(583)	—	(4)	—	—	—	—	—
(816,183)	(670,967)	(10,553)	—	—	—	—	(31,407)

(3,741,391)	(6,678,116)	(933,007)	(380,946)	(33,829)	(58,074)	(33,771)	(188,917)

7,843,936	20,319,480	25,126,273	46,900,789	1,520,775,112	1,871,493,091	1,116,678,370	2,324,549,521
3,393,778	5,726,012	82,976	25,811	5,628	6,403	4,382	19,647
(9,699,771)	(48,106,882)	(9,837,929)	(1,278,765)	(1,425,286,692)	(1,903,251,168)	(1,014,439,204)	(2,557,891,305)

1,537,943	(22,061,390)	15,371,320	45,647,835	95,494,048	(31,751,674)	102,243,548	(233,322,137)

(2,828,195)	(20,850,820)	13,008,474	46,232,373	95,494,048	(31,751,674)	102,242,432	(233,322,137)

77,629,193	98,480,013	46,232,373	—	533,180,125	564,931,799	585,075,817	818,397,954

$74,800,998	$77,629,193	$59,240,847	$46,232,373	$628,674,173	$533,180,125	$687,318,249	$585,075,817

$(8,520)	$(8,520)	$(4,781)	$4,566	$—	$—	$(3,614)	$53

Statements of Changes in Net Assets	BMO Funds

	Prime Money Market Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Change in net assets resulting from:

Operations:
Net investment income	$187,063	$381,695
Net realized gain (loss) on investments	(278)	41,143

Change in net assets resulting from operations	186,785	422,838

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(69,044)	(140,697)
Institutional class of shares	(118,019)	(240,998)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(7,527)	(2,658)
Institutional class of shares	(14,666)	(3,975)

Change in net assets resulting from distributions to shareholders	(209,256)	(388,328)

Capital stock transactions:
Proceeds from sale of shares	6,600,755,672	11,979,493,814
Net asset value of shares issued to shareholders in payment of distributions declared	31,151	59,745
Cost of shares redeemed	(6,054,431,549)	(12,667,595,505)

Change in net assets resulting from capital stock transactions	546,355,274	(688,041,946)

Change in net assets	546,332,803	(688,007,436)

Net assets:
Beginning of period	3,325,311,131	4,013,318,567

End of period	$3,871,643,934	$3,325,311,131

Distributions in excess of net investment income included in net assets at end of period	$(23,963)	$(23,963)

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2015 (Unaudited)

Statement of Cash Flows	BMO Funds

Alternative Strategies Fund (1)
Increase (decrease) in cash

Cash flows from operating activities
Change in net assets resulting from operations	$1,304,864

Adjustments to reconcile change in net assets resulting from operations to net cash used in operating activities:
Purchases of investment securities	(28,055,896)
Proceeds from sale of investment securities	8,875,410
Proceeds from securities sold short	12,467,188
Settlement for securities sold short	(6,067,679)
Purchases of options	(554,037)
Proceeds from sale of options	119,676
Proceeds from options written	1,168,795
Written options covered	(574,551)
Net purchases of cash sweep investments	(8,658,771)
Purchases of other short-term investments	(4,999,592)
Increase in foreign cash	(15,663)
Increase in dividends and interest receivable	(29,414)
Increase in payable for dividends and interest on securities sold short	9,905
Increase in receivable for daily variation margin	(162,339)
Increase in payable for daily variation margin	37,368
Increase in forward foreign currency contracts	(233,451)
Increase in deposit held at broker	(7,266,455)
Increase in payable for investments purchased	1,684,259
Increase in payable for foreign tax expense	101
Increase in receivable for investments sold	(1,043,431)
Increase in payable for forward foreign currency contracts	77,604
Increase in accrued expenses and other assets	104,597
Net realized gain on investments	(126,105)
Net realized loss on purchased options	30,919
Net realized loss on written options	9,112
Net realized loss on short sales	181,305
Net amortization/accretion of premium/discount	(298)
Net unrealized appreciation on unaffiliated issuers	(1,028,263)
Net unrealized appreciation on purchased options	(230,969)
Net unrealized appreciation on written options	(311,011)
Net unrealized depreciation on short sales	136,174

Net cash used in operating activities	(33,150,648)

Cash flows from financing activities:
Proceeds from sale of shares	32,872,000

Net cash used in financing activities	32,872,000

Net change in cash	(278,648)

Cash:
Beginning of period	—

End of period	$(278,648)

(1)	Reflects operations for the period from December 16, 2014 (inception date) to February 28, 2015.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Low Volatility Equity Fund
2015(14)	$13.20	$0.09	$1.07	$1.16	$(0.09)	$(0.90)	$(0.99)	$13.37	9.12%	1.14%	0.90%	1.57%	$1,794	22%
2014	11.27	0.16	2.03	2.19	(0.15)	(0.11)	(0.26)	13.20	19.60	1.14	0.90	1.16	413	47
2013(3)(10)	10.00	0.17	1.15	1.32	(0.05)	—	(0.05)	11.27	13.22	1.53	0.90	2.05	620	101
Dividend Income Fund
2015(14)	14.29	0.18	0.49	0.67	(0.17)	(0.92)	(1.09)	13.87	4.98	1.04	0.90	2.64	70,474	18
2014	12.25	0.28	2.50	2.78	(0.27)	(0.47)	(0.74)	14.29	23.52	1.05	0.90	2.18	63,687	45
2013(3)	10.79	0.29	1.46	1.75	(0.29)	—	(0.29)	12.25	16.44	1.06	0.90	2.49	56,829	25
2012(3)(9)	10.00	0.16	0.76	0.92	(0.13)	—	(0.13)	10.79	9.28	1.15	0.90	2.54	27,647	18
Large-Cap Value Fund
2015(14)	17.04	0.07	0.71	0.78	(0.06)	(1.62)	(1.68)	16.14	4.96	1.21	1.21	0.93	157,390	31
2014	14.54	0.11	3.57	3.68	(0.12)	(1.06)	(1.18)	17.04	26.47	1.23	1.23	0.70	131,012	68
2013(3)	12.21	0.13	2.37	2.50	(0.17)	—	(0.17)	14.54	20.65	1.27	1.24	1.00	111,769	71
2012(3)	10.62	0.12	1.57	1.69	(0.10)	—	(0.10)	12.21	16.04	1.30	1.24	1.10	76,786	127
2011(3)	9.27	0.09	1.31	1.40	(0.05)	—	(0.05)	10.62	15.15	1.29	1.24	0.78	67,845	55
2010(3)	9.42	0.09	(0.12)	(0.03)	(0.12)	—	(0.12)	9.27	(0.42)	1.33	1.27	0.85	73,579	82
Large-Cap Growth Fund
2015(14)	17.94	0.00	1.34	1.34	(0.01)	(2.59)	(2.60)	16.68	8.31	1.22	1.22	0.19	170,882	28
2014	15.08	0.01	4.34	4.35	(0.04)	(1.45)	(1.49)	17.94	30.33	1.24	1.24	0.03	97,738	67
2013(3)	14.16	0.06	1.93	1.99	(0.03)	(1.04)	(1.07)	15.08	15.07	1.25	1.24	0.37	92,037	100
2012(3)	11.97	0.01	2.18	2.19	—	—	—	14.16	18.30	1.29	1.24	0.11	103,385	185
2011(3)	9.90	(0.02)	2.10	2.08	(0.01)	—	(0.01)	11.97	20.99	1.29	1.24	(0.14)	80,508	113
2010(3)	9.64	(0.01)	0.29	0.28	(0.02)	—	(0.02)	9.90	2.94	1.35	1.28	(0.07)	60,125	121
Mid-Cap Value Fund
2015(14)	17.66	0.02	0.75	0.77	(0.02)	(2.06)	(2.08)	16.35	4.99	1.22	1.22	0.19	195,981	17
2014	16.24	0.04	3.64	3.68	(0.06)	(2.20)	(2.26)	17.66	24.65	1.20	1.20	0.23	189,016	30
2013(3)	13.24	0.08	3.62	3.70	(0.08)	(0.62)	(0.70)	16.24	29.23	1.22	1.22	0.51	191,459	48
2012(3)	11.93	0.09	1.27	1.36	(0.05)	—	(0.05)	13.24	11.47	1.25	1.23	0.69	132,283	31
2011(3)	10.30	0.06	1.63	1.69	(0.06)	—	(0.06)	11.93	16.35	1.26	1.24	0.47	131,209	37
2010(3)	9.63	0.04	0.69	0.73	(0.06)	—	(0.06)	10.30	7.62	1.31	1.27	0.38	121,288	58
Mid-Cap Growth Fund
2015(14)	23.93	(0.05)	0.61	0.56	—	(3.23)	(3.23)	21.26	3.13	1.25	1.24	(0.45)	128,567	28
2014	22.94	(0.14)	4.19	4.05	—	(3.06)	(3.06)	23.93	19.16	1.22	1.22	(0.61)	121,928	57
2013(3)	20.11	(0.11)	4.21	4.10	—	(1.27)	(1.27)	22.94	21.40	1.22	1.22	(0.49)	107,410	58
2012(3)	17.78	(0.10)	2.43	2.33	—	—	—	20.11	13.10	1.25	1.24	(0.52)	95,884	69
2011(3)	14.42	(0.04)	3.40	3.36	—	—	—	17.78	23.30	1.30	1.23	(0.21)	92,911	79
2010(3)	12.62	(0.08)	1.88	1.80	—	—	—	14.42	14.26	1.26	1.26	(0.58)	63,584	133
Small-Cap Value Fund
2015(14)	14.40	0.00	0.04	0.04	—	(0.81)	(0.81)	13.63	0.53	1.49	1.24	0.03	73,862	28
2014	13.57	(0.03)	2.24	2.21	—	(1.38)	(1.38)	14.40	17.36	1.40	1.24	(0.21)	65,998	43
2013(3)	10.47	0.06	3.34	3.40	(0.06)	(0.24)	(0.30)	13.57	33.16	1.51	1.24	0.46	42,505	74
2012(3)	9.25	0.01	1.21	1.22	—	—	—	10.47	13.19	1.75	1.24	0.11	28,087	58
2011(3)(8)	10.00	(0.01)	(0.74)	(0.75)	—	—	—	9.25	(7.50)	1.81	1.24	(0.21)	22,132	21
Small-Cap Core Fund
2015(14)	10.38	0.02	0.67	0.69	—	—	—	11.07	6.65	6.16	1.15	0.42	640	32
2014(13)	10.00	(0.02)	0.40	0.38	—	—	—	10.38	3.80	7.00	1.15	(0.36)	522	43

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Small-Cap Growth Fund
2015(14)	$22.31	$(0.04)	$1.04	$1.00	$—	$(3.79)	$(3.79)	$19.52	6.11%	1.40%	1.40%	(0.38)%	$389,489	25%
2014	22.21	(0.08)	3.12	3.04	—	(2.94)	(2.94)	22.31	14.44	1.40	1.40	(0.36)	431,093	82
2013(3)	18.12	(0.17)	5.59	5.42	—	(1.33)	(1.33)	22.21	31.90	1.41	1.41	(0.87)	412,282	76
2012(3)	17.49	(0.15)	1.89	1.74	—	(1.11)	(1.11)	18.12	10.19	1.46	1.44	(0.83)	331,307	85
2011(3)	14.03	(0.14)	3.60	3.46	—	—	—	17.49	24.66	1.46	1.44	(0.90)	335,200	101
2010(3)	11.92	(0.15)	2.26	2.11	—	—	—	14.03	17.70	1.54	1.47	(1.18)	163,225	153
Micro-Cap Fund
2015(14)	11.49	(0.02)	1.22	1.20	—	(0.39)	(0.39)	12.30	10.66	6.32	1.35	(0.51)	171	51
2014(12)	10.00	(0.05)	1.54	1.49	—	—	—	11.49	14.90	6.61	1.35	(0.54)	64	70
Global Low Volatility Equity Fund
2015(3)(14)	11.47	0.07	0.33	0.40	(0.08)	(0.05)	(0.13)	11.74	3.51	6.04	1.10	1.45	126	14
2014(3)(12)	10.00	0.13	1.34	1.47	—	—	—	11.47	14.70	13.52	1.10	1.44	105	29
Pyrford Global Equity Fund
2015(3)(14)	10.74	0.05	(0.04)	0.01	(0.22)	(0.07)	(0.29)	10.46	0.23	19.58	1.15	0.95	647	8
2014(3)(13)	10.00	0.18	0.56	0.74	—	—	—	10.74	7.40	21.38	1.15	3.05	628	7
Pyrford International Stock Fund
2015(3)(14)	13.11	0.03	(0.16)	(0.13)	(0.08)	—	(0.08)	12.90	(0.95)	1.28	1.24	0.49	87,847	6
2014(3)	12.07	0.36	1.27	1.63	(0.56)	(0.03)	(0.59)	13.11	13.69	1.27	1.24	3.12	81,352	6
2013(3)	10.76	0.24	1.35	1.59	(0.23)	(0.05)	(0.28)	12.07	14.98	1.34	1.24	2.23	51,265	15
2012(3)(9)	10.00	0.23	0.53	0.76	—	—	—	10.76	7.60	1.39	1.24	3.55	39,938	13
LGM Emerging Markets Equity Fund
2015(3)(14)	14.30	(0.01)	(0.16)	(0.17)	(0.17)	—	(0.17)	13.96	(1.16)	1.54	1.40	0.00	66,524	12
2014(3)	12.58	0.20	1.71	1.91	(0.19)	—	(0.19)	14.30	15.35	1.55	1.40	1.73	62,828	38
2013(3)	13.66	0.22	(0.33)	(0.11)	(0.17)	(0.80)	(0.97)	12.58	(1.23)	1.64	1.40	2.21	41,291	29
2012(3)	15.81	0.36	(1.19)	(0.83)	(0.40)	(0.92)	(1.32)	13.66	(5.04)	1.94	1.43	2.02	17,019	83
2011(3)	16.17	0.08	0.86	0.94	(0.45)	(0.85)	(1.30)	15.81	5.08	1.87	1.50	0.67	11,753	34
2010(3)	14.45	0.03	2.37	2.40	(0.16)	(0.52)	(0.68)	16.17	16.63	2.01	1.50	0.28	12,856	30
TCH Emerging Markets Bond Fund
2015(3)(14)	11.14	0.25	(0.43)	(0.18)	(0.48)	(0.32)	(0.80)	10.16	(1.49)	3.16	1.00	4.68	3,918	25
2014(3)(12)	10.00	0.42	0.83	1.25	(0.11)	—	(0.11)	11.14	12.66	3.10	1.00	4.37	3,953	72
Ultra Short Tax-Free Fund
2015(14)	10.09	0.02	0.01	0.03	(0.02)	(0.00)	(0.02)	10.10	0.30	0.59	0.55	0.39	70,202	29
2014	10.04	0.06	0.05	0.11	(0.06)	(0.00)	(0.06)	10.09	1.10	0.59	0.55	0.57	67,617	86
2013	10.09	0.07	(0.04)	0.03	(0.08)	(0.00)	(0.08)	10.04	0.26	0.57	0.55	0.72	99,168	71
2012(3)	10.06	0.11	0.03	0.14	(0.11)	(0.00)	(0.11)	10.09	1.41	0.62	0.55	1.06	107,582	128
2011(3)	10.07	0.14	(0.01)	0.13	(0.14)	(0.00)	(0.14)	10.06	1.33	0.65	0.55	1.41	55,069	148
2010(3)(7)	10.00	0.11	0.07	0.18	(0.11)	—	(0.11)	10.07	1.82	0.71	0.55	1.25	33,189	83
Short Tax-Free Fund
2015(14)	10.20	0.06	0.04	0.10	(0.06)	(0.00)	(0.06)	10.24	1.01	0.83	0.55	1.20	33,611	35
2014	9.95	0.13	0.25	0.38	(0.13)	—	(0.13)	10.20	3.86	0.87	0.55	1.30	25,442	69
2013(3)(11)	10.00	0.08	(0.05)	0.03	(0.08)	—	(0.08)	9.95	0.34	1.06	0.55	1.17	15,240	74
Short-Term Income Fund
2015(14)	9.40	0.05	(0.03)	0.02	(0.06)	—	(0.06)	9.36	0.20	0.69	0.60	1.10	77,026	10
2014	9.37	0.10	0.04	0.14	(0.11)	—	(0.11)	9.40	1.55	0.68	0.60	1.11	77,006	43
2013(3)	9.47	0.14	(0.09)	0.05	(0.15)	—	(0.15)	9.37	0.55	0.68	0.60	1.45	111,792	51
2012(3)	9.32	0.18	0.15	0.33	(0.18)	—	(0.18)	9.47	3.62	0.72	0.60	1.89	90,098	63
2011(3)	9.30	0.25	(0.00)	0.25	(0.23)	—	(0.23)	9.32	2.59	0.78	0.60	2.65	64,882	114
2010(3)	8.97	0.27	0.32	0.59	(0.26)	—	(0.26)	9.30	6.61	0.80	0.60	2.95	52,353	50

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Intermediate Tax-Free Fund
2015(14)	$11.25	$0.13	$0.12	$0.25	$(0.13)	$(0.00)	$(0.13)	$11.37	2.26%	0.57%	0.55%	2.36%	$1,216,813	12%
2014	10.66	0.28	0.59	0.87	(0.28)	(0.00)	(0.28)	11.25	8.29	0.61	0.55	2.58	1,003,132	35
2013(3)	11.30	0.28	(0.57)	(0.29)	(0.28)	(0.07)	(0.35)	10.66	(2.67)	0.61	0.55	2.51	844,129	39
2012(3)	10.75	0.34	0.55	0.89	(0.33)	(0.01)	(0.34)	11.30	8.41	0.70	0.55	3.02	730,555	53
2011(3)	10.87	0.36	(0.09)	0.27	(0.36)	(0.03)	(0.39)	10.75	2.65	0.88	0.55	3.44	385,220	59
2010(3)	10.28	0.38	0.61	0.99	(0.38)	(0.02)	(0.40)	10.87	9.78	1.08	0.55	3.58	422,804	45
Mortgage Income Fund
2015(14)	9.36	0.11	0.09	0.20	(0.13)	—	(0.13)	9.43	2.19	0.95	0.80	2.40	101,292	31
2014	9.17	0.20	0.24	0.44	(0.25)	—	(0.25)	9.36	4.87	0.92	0.80	2.21	105,888	129
2013(3)	9.77	0.11	(0.38)	(0.27)	(0.22)	(0.11)	(0.33)	9.17	(2.81)	0.88	0.80	1.33	138,914	307
2012(3)	10.04	0.18	0.22	0.40	(0.27)	(0.40)	(0.67)	9.77	4.23	0.93	0.80	1.91	177,442	355
2011(3)	10.09	0.21	0.25	0.46	(0.21)	(0.30)	(0.51)	10.04	4.72	0.93	0.80	2.08	204,664	717
2010(3)	9.49	0.32	0.57	0.89	(0.29)	—	(0.29)	10.09	9.49	0.91	0.80	3.24	274,660	383
TCH Intermediate Income Fund
2015(14)	10.65	0.09	(0.02)	0.07	(0.10)	—	(0.10)	10.62	0.64	0.92	0.80	1.75	32,572	32
2014	10.29	0.19	0.36	0.55	(0.19)	—	(0.19)	10.65	5.37	0.90	0.80	1.77	34,301	118
2013(3)	10.52	0.13	(0.23)	(0.10)	(0.13)	—	(0.13)	10.29	(0.99)	0.89	0.80	1.20	45,948	248
2012(3)	10.13	0.18	0.39	0.57	(0.18)	—	(0.18)	10.52	5.72	0.92	0.80	1.74	53,044	190
2011(3)	9.90	0.18	0.22	0.40	(0.17)	—	(0.17)	10.13	4.07	0.93	0.80	1.78	54,028	445
2010(3)	9.00	0.23	0.86	1.09	(0.19)	—	(0.19)	9.90	12.25	0.94	0.80	2.43	65,383	373
TCH Corporate Income Fund
2015(14)	13.09	0.18	(0.08)	0.10	(0.18)	(0.05)	(0.23)	12.96	0.78	0.71	0.59	2.83	137,501	12
2014	12.39	0.44	0.91	1.35	(0.44)	(0.21)	(0.65)	13.09	11.20	0.74	0.59	3.32	78,347	25
2013(3)	13.05	0.41	(0.34)	0.07	(0.43)	(0.30)	(0.73)	12.39	0.40	0.75	0.65	3.20	35,860	123
2012(3)	12.36	0.47	0.83	1.30	(0.49)	(0.12)	(0.61)	13.05	10.82	0.80	0.79	3.55	47,507	79
2011(3)	12.48	0.49	0.18	0.67	(0.51)	(0.28)	(0.79)	12.36	5.60	0.88	0.80	3.95	17,542	48
2010(3)	11.57	0.50	1.00	1.50	(0.52)	(0.07)	(0.59)	12.48	13.28	1.10	0.80	4.01	15,546	80
TCH Core Plus Bond Fund
2015(14)	11.95	0.16	(0.03)	0.13	(0.16)	(0.06)	(0.22)	11.86	1.09	0.58	0.58	2.65	566,837	11
2014	11.32	0.31	0.66	0.97	(0.32)	(0.02)	(0.34)	11.95	8.68	0.62	0.59	2.66	517,753	44
2013(3)	11.90	0.30	(0.30)	0.00	(0.30)	(0.28)	(0.58)	11.32	(0.18)	0.68	0.61	2.26	463,851	101
2012(3)	11.41	0.40	0.61	1.01	(0.44)	(0.08)	(0.52)	11.90	9.23	0.77	0.77	3.43	94,648	84
2011(3)	11.44	0.46	0.22	0.68	(0.48)	(0.23)	(0.71)	11.41	6.18	0.84	0.80	4.03	62,121	48
2010(3)	10.81	0.40	0.68	1.08	(0.44)	(0.01)	(0.45)	11.44	10.19	0.97	0.80	3.58	39,776	72
Monegy High Yield Bond Fund
2015(14)	10.44	0.26	(0.35)	(0.09)	(0.26)	(0.24)	(0.50)	9.85	(0.75)	1.19	0.90	5.30	41,165	19
2014	10.32	0.55	0.26	0.81	(0.55)	(0.14)	(0.69)	10.44	8.06	1.10	0.90	5.28	40,297	42
2013(3)	10.32	0.57	0.00	0.57	(0.57)	(0.00)	(0.57)	10.32	5.54	1.08	0.90	5.36	48,758	34
2012(3)(9)	10.00	0.35	0.32	0.67	(0.35)	—	(0.35)	10.32	6.83	1.10	0.90	5.34	58,898	16
Multi-Asset Income Fund
2015(14)	10.27	0.15	(0.43)	(0.28)	(0.15)	(0.00)	(0.15)	9.84	(2.77)	0.99	0.80	2.92	525	13
2014(13)	10.00	0.12	0.25	0.37	(0.10)	—	(0.10)	10.27	3.66	1.32	0.80	1.81	532	0	(6)
Government Money Market Fund
2015(14)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.53	0.07	0.01	134,818	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.54	0.07	0.01	105,267	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.55	0.13	0.01	133,255	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.56	0.16	0.01	101,548	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.55	0.21	0.01	256,327	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.54	0.28	0.01	353,637	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)		Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Tax-Free Money Market Fund
2015(14)	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.00	%(15)	0.53%	0.17%	0.01%	$148,682	—%
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02		0.53	0.20	0.01	131,175	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02		0.53	0.30	0.01	121,613	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04		0.54	0.43	0.03	160,882	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.07		0.54	0.44	0.06	243,833	—
2010	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.30		0.54	0.45	0.29	299,374	—
Prime Money Market Fund
2015(14)	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01		0.45	0.17	0.01	1,412,446	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01		0.45	0.18	0.01	1,356,875	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01		0.46	0.27	0.01	1,423,007	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01		0.46	0.38	0.01	1,288,067	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01		0.46	0.38	0.01	1,401,557	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04		0.46	0.41	0.04	1,412,771	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.5%.
(7)	Reflects operations for the period from September 30, 2009 (inception date) to August 31, 2010.
(8)	Reflects operations for the period from February 28, 2011 (inception date) to August 31, 2011.
(9)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(10)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013.
(11)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(12)	Reflects operations for the period from September 30, 2013 (inception date) to August 28, 2014.
(13)	Reflects operations for the period from December 27, 2013 (inception date) to August 28, 2014.
(14)	For the six months ended February 28, 2015 (Unaudited).
(15)	Represents less than 0.005%.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)							Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)		Net assets, end of period (000 omitted)
Low Volatility Equity Fund
2015(8)	$13.20	$0.09	$1.07	$1.16	$(0.09)	$(0.90)	$(0.99)	$13.37	9.12%	1.14%		0.90%		1.41%		$29	22%
2014(6)	12.74	0.04	0.47	0.51	(0.05)	—	(0.05)	13.20	4.03	1.02		0.90		1.17		26	47
Dividend Income Fund
2015(8)	14.29	0.18	0.49	0.67	(0.17)	(0.92)	(1.09)	13.87	4.98	1.04		0.90		2.64		28	18
2014(6)	13.57	0.08	0.71	0.79	(0.07)	—	(0.07)	14.29	5.84	1.08		0.90		2.09		26	45
Large-Cap Value Fund
2015(8)	17.04	0.08	0.70	0.78	(0.06)	(1.62)	(1.68)	16.14	4.96	1.21		1.21		0.92		28	31
2014(6)	16.23	0.04	0.82	0.86	(0.05)	—	(0.05)	17.04	5.32	1.23		1.23		0.83		27	68
Large-Cap Growth Fund
2015(8)	17.94	0.01	1.33	1.34	(0.01)	(2.59)	(2.60)	16.68	8.31	1.22		1.22		0.16		29	28
2014(6)	16.81	0.01	1.12	1.13	—	—	—	17.94	6.72	1.24		1.24		0.17		26	67
Mid-Cap Value Fund
2015(8)	17.67	0.02	0.74	0.76	(0.02)	(2.06)	(2.08)	16.35	4.99	1.22		1.22		0.19		28	17
2014(6)	16.61	0.01	1.04	1.05	—	—	—	17.66	6.32	1.20		1.20		0.31		27	30
Mid-Cap Growth Fund
2015(8)	23.93	(0.05)	0.61	0.56	—	(3.23)	(3.23)	21.26	3.13	1.25		1.24		(0.46)		27	28
2014(6)	22.89	(0.04)	1.08	1.04	—	—	—	23.93	4.54	1.24		1.24		(0.63)		26	57
Small-Cap Value Fund
2015(8)	14.40	0.00	0.04	0.04	—	(0.81)	(0.81)	13.63	0.53	1.49		1.24		0.02		26	28
2014(6)	13.99	(0.01)	0.42	0.41	—	—	—	14.40	2.93	1.46		1.24		(0.14)		26	43
Small-Cap Core Fund
2015(8)	10.38	0.02	0.67	0.69	—	—	—	11.07	6.65	6.16		1.15		0.38		27	32
2014(6)	10.08	(0.01)	0.31	0.30	—	—	—	10.38	2.98	4.82		1.15		(0.30)		26	43
Micro-Cap Fund
2015(8)	11.49	(0.02)	1.22	1.20	—	(0.39)	(0.39)	12.30	10.66	6.32		1.35		(0.45)		29	51
2014(6)	11.06	(0.02)	0.45	0.43	—	—	—	11.49	3.89	6.65		1.35		(0.55)		26	70
Global Low Volatility Equity Fund
2015(3)(8)	11.47	0.08	0.32	0.40	(0.08)	(0.05)	(0.13)	11.74	3.51	6.04		1.10		1.48		27	14
2014(3)(6)	11.12	0.05	0.30	0.35	—	—	—	11.47	3.15	11.55		1.10		1.53		26	29
Pyrford Global Equity Fund
2015(3)(8)	10.74	0.05	(0.04)	0.01	(0.22)	(0.07)	(0.29)	10.46	0.23	19.59		1.15		0.94		26	8
2014(3)(6)	10.50	0.06	0.18	0.24	—	—	—	10.74	2.29	15.81		1.15		2.15		26	7
Pyrford International Stock Fund
2015(3)(8)	13.11	0.03	(0.16)	(0.13)	(0.08)	—	(0.08)	12.90	(0.95)	1.28		1.24		0.49		25	6
2014(3)(6)	13.13	0.07	(0.09)	(0.02)	—	—	—	13.11	(0.15)	1.28		1.24		1.95		25	6
LGM Emerging Markets Equity Fund
2015(3)(8)	14.30	0.00	(0.17)	(0.17)	(0.17)	—	(0.17)	13.96	(1.16)	1.54		1.40		0.00		26	12
2014(3)(6)	13.69	0.08	0.53	0.61	—	—	—	14.30	4.46	1.66		1.40		2.05		26	38
TCH Emerging Markets Bond Fund
2015(3)(8)	11.14	0.25	(0.43)	(0.18)	(0.48)	(0.32)	(0.80)	10.16	(1.49)	3.17		1.00		4.68		26	25
2014(3)(6)	10.80	0.12	0.22	0.34	—	—	—	11.14	3.15	2.42		1.00		4.26		26	72
Alternative Strategies Fund
2015(3)(9)	10.00	(0.04)	0.43	0.39	—	—	—	10.39	3.90	4.89	(10)	2.48	(10)	(1.73	)(10)	13	50
Ultra Short Tax-Free Fund
2015(8)	10.09	0.02	0.01	0.03	(0.02)	(0.00)	(0.02)	10.10	0.30	0.59		0.55		0.39		25	29
2014(6)	10.09	0.01	0.00	0.01	(0.01)	—	(0.01)	10.09	0.13	0.59		0.55		0.50		25	86

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)				Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)	Net assets, end of period (000 omitted)
Short Tax-Free Fund
2015(8)	$10.20	$0.06	$0.04	$0.10	$(0.06)	$(0.00)	$(0.06)	$10.24	1.02%	0.83%	0.55%	1.20%	$25	35%
2014(6)	10.17	0.03	0.03	0.06	(0.03)	—	(0.03)	10.20	0.64	0.83	0.55	1.29	25	69
Short-Term Income Fund
2015(8)	9.40	0.05	(0.03)	0.02	(0.06)	—	(0.06)	9.36	0.20	0.69	0.60	1.10	25	10
2014(6)	9.42	0.02	(0.01)	0.01	(0.03)	—	(0.03)	9.40	0.10	0.71	0.60	1.10	25	43
Intermediate Tax-Free Fund
2015(8)	11.25	0.13	0.12	0.25	(0.13)	(0.00)	(0.13)	11.37	2.26	0.57	0.55	2.36	2,089	12
2014(6)	11.16	0.07	0.09	0.16	(0.07)	—	(0.07)	11.25	1.46	0.60	0.55	2.41	2,044	35
Mortgage Income Fund
2015(8)	9.36	0.11	0.09	0.20	(0.13)	—	(0.13)	9.43	2.19	0.95	0.80	2.40	26	31
2014(6)	9.35	0.03	0.05	0.08	(0.07)	—	(0.07)	9.36	0.86	0.94	0.80	2.38	25	129
TCH Intermediate Income Fund
2015(8)	10.65	0.09	(0.02)	0.07	(0.10)	—	(0.10)	10.62	0.64	0.92	0.80	1.75	25	32
2014(6)	10.61	0.05	0.04	0.09	(0.05)	—	(0.05)	10.65	0.88	0.90	0.80	1.90	25	118
TCH Corporate Income Fund
2015(8)	13.09	0.18	(0.08)	0.10	(0.18)	(0.05)	(0.23)	12.96	0.78	0.71	0.59	2.83	26	12
2014(6)	12.93	0.09	0.17	0.26	(0.10)	—	(0.10)	13.09	2.02	0.72	0.59	2.92	25	25
TCH Core Plus Bond Fund
2015(8)	11.95	0.16	(0.03)	0.13	(0.16)	(0.06)	(0.22)	11.86	1.09	0.58	0.58	2.66	326	11
2014(6)	11.82	0.08	0.14	0.22	(0.09)	—	(0.09)	11.95	1.85	0.60	0.59	2.74	25	44
Monegy High Yield Bond Fund
2015(8)	10.44	0.26	(0.35)	(0.09)	(0.26)	(0.24)	(0.50)	9.85	(0.75)	1.19	0.90	5.30	25	19
2014(6)	10.52	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.44	0.58	1.17	0.90	5.09	25	42
Multi-Asset Income Fund
2015(8)	10.27	0.15	(0.43)	(0.28)	(0.15)	(0.00)	(0.15)	9.84	(2.77)	0.99	0.80	2.92	25	13
2014(6)	10.24	0.06	0.05	0.11	(0.08)	—	(0.08)	10.27	1.03	0.99	0.80	2.17	25	0	(7)

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Represents less than 0.005%.
(8)	For the six months ended February 28, 2015 (Unaudited).
(9)	Reflects operations for the period from December 16, 2014 (inception date) to February 28, 2015 (Unaudited).
(10)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios excluding interest expense and dividends on securities sold short are 4.61% and 2.20%, respectively.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Low Volatility Equity Fund
2015(15)	$13.22	$0.11	$1.08	$1.19	$(0.10)	$(0.91)	$(1.01)	$13.40	9.31%	0.89%	0.65%	1.67%	$69,373	22%
2014	11.28	0.18	2.05	2.23	(0.18)	(0.11)	(0.29)	13.22	19.97	0.89	0.65	1.49	57,421	47
2013(3)(11)	10.00	0.10	1.25	1.35	(0.07)	—	(0.07)	11.28	13.47	1.28	0.65	1.79	41,009	101
Dividend Income Fund
2015(15)	14.32	0.20	0.48	0.68	(0.19)	(0.92)	(1.11)	13.89	5.02	0.79	0.65	2.88	59,078	18
2014	12.27	0.32	2.51	2.83	(0.31)	(0.47)	(0.78)	14.32	23.87	0.80	0.65	2.43	55,387	45
2013(3)	10.80	0.33	1.46	1.79	(0.32)	—	(0.32)	12.27	16.78	0.81	0.65	2.79	50,393	25
2012(3)(10)	10.00	0.19	0.76	0.95	(0.15)	—	(0.15)	10.80	9.50	0.90	0.65	2.76	46,959	18
Large-Cap Value Fund
2015(15)	17.06	0.10	0.70	0.80	(0.08)	(1.62)	(1.70)	16.16	5.08	0.96	0.96	1.17	131,748	31
2014	14.56	0.16	3.56	3.72	(0.16)	(1.06)	(1.22)	17.06	26.74	0.98	0.98	0.95	119,263	68
2013(3)	12.24	0.17	2.37	2.54	(0.22)	—	(0.22)	14.56	20.95	1.02	0.99	1.24	101,834	71
2012(3)	10.65	0.16	1.56	1.72	(0.13)	—	(0.13)	12.24	16.32	1.05	0.99	1.36	72,633	127
2011(3)	9.28	0.11	1.32	1.43	(0.06)	—	(0.06)	10.65	15.47	1.04	0.99	1.03	78,877	55
2010(3)	9.43	0.11	(0.11)	0.00	(0.15)	—	(0.15)	9.28	(0.14)	1.08	1.02	1.09	88,269	82
Large-Cap Growth Fund
2015(15)	18.06	0.04	1.34	1.38	(0.04)	(2.60)	(2.64)	16.80	8.50	0.97	0.97	0.41	142,944	28
2014	15.18	0.06	4.36	4.42	(0.09)	(1.45)	(1.54)	18.06	30.63	0.99	0.99	0.28	130,948	67
2013(3)	14.24	0.08	1.96	2.04	(0.06)	(1.04)	(1.10)	15.18	15.46	1.00	0.99	0.58	122,689	100
2012(3)	12.02	0.05	2.17	2.22	—	—	—	14.24	18.47	1.04	0.99	0.35	89,138	185
2011(3)	9.94	0.01	2.11	2.12	(0.04)	—	(0.04)	12.02	21.33	1.04	0.99	0.11	103,598	113
2010(3)	9.67	0.02	0.29	0.31	(0.04)	—	(0.04)	9.94	3.17	1.10	1.03	0.18	91,433	121
Mid-Cap Value Fund
2015(15)	17.63	0.04	0.75	0.79	(0.04)	(2.06)	(2.10)	16.32	5.15	0.97	0.97	0.43	137,530	17
2014	16.23	0.08	3.64	3.72	(0.12)	(2.20)	(2.32)	17.63	24.96	0.95	0.95	0.49	145,606	30
2013(3)	13.23	0.12	3.61	3.73	(0.11)	(0.62)	(0.73)	16.23	29.58	0.97	0.97	0.77	122,818	48
2012(3)	11.93	0.12	1.27	1.39	(0.09)	—	(0.09)	13.23	11.71	1.00	0.98	0.94	103,596	31
2011(3)	10.29	0.09	1.63	1.72	(0.08)	—	(0.08)	11.93	16.72	1.01	0.99	0.71	108,425	37
2010(3)	9.63	0.06	0.69	0.75	(0.09)	—	(0.09)	10.29	7.83	1.06	1.02	0.63	99,329	58
Mid-Cap Growth Fund
2015(15)	24.37	(0.02)	0.62	0.60	—	(3.23)	(3.23)	21.74	3.24	1.00	0.99	(0.20)	138,843	28
2014	23.26	(0.09)	4.26	4.17	—	(3.06)	(3.06)	24.37	19.43	0.97	0.97	(0.36)	144,807	57
2013(3)	20.32	(0.05)	4.26	4.21	—	(1.27)	(1.27)	23.26	21.74	0.97	0.97	(0.24)	142,302	58
2012(3)	17.93	(0.06)	2.45	2.39	—	—	—	20.32	13.33	1.00	0.99	(0.27)	131,501	69
2011(3)	14.50	0.02	3.41	3.43	—	—	—	17.93	23.66	0.98	0.98	0.10	161,539	79
2010(3)	12.68	(0.05)	1.89	1.84	(0.02)	—	(0.02)	14.50	14.49	1.05	1.01	(0.33)	136,392	133
Small-Cap Value Fund
2015(15)	14.50	0.02	0.03	0.05	—	(0.81)	(0.81)	13.74	0.60	1.24	0.99	0.22	10,571	28
2014	13.62	0.01	2.25	2.26	—	(1.38)	(1.38)	14.50	17.68	1.15	0.99	0.04	16,369	43
2013(3)	10.51	0.09	3.35	3.44	(0.09)	(0.24)	(0.33)	13.62	33.49	1.26	0.99	0.48	13,404	74
2012(3)	9.26	0.03	1.22	1.25	—	—	—	10.51	13.50	1.50	0.99	0.34	4,135	58
2011(3)(9)	10.00	0.00	(0.74)	(0.74)	—	—	—	9.26	(7.40)	1.56	0.99	0.04	2,814	21
Small-Cap Core Fund
2015(15)	10.40	0.03	0.67	0.70	—	—	—	11.10	6.73	5.91	0.90	0.63	3,241	32
2014(14)	10.00	0.00	0.40	0.40	—	—	—	10.40	4.00	6.75	0.90	(0.03)	3,030	43

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)						Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)
Small-Cap Growth Fund
2015(15)	$22.75	$(0.01)	$1.07	$1.06	$—	$(3.79)	$(3.79)	$20.02	6.27%	1.15%		1.15%		(0.14)%		$363,221	25%
2014	22.55	(0.02)	3.16	3.14	—	(2.94)	(2.94)	22.75	14.69	1.15		1.15		(0.09)		363,988	82
2013(3)	18.33	(0.12)	5.67	5.55	—	(1.33)	(1.33)	22.55	32.26	1.16		1.16		(0.62)		297,065	76
2012(3)	17.65	(0.09)	1.88	1.79	—	(1.11)	(1.11)	18.33	10.39	1.21		1.19		(0.59)		224,964	85
2011(3)	14.12	(0.11)	3.64	3.53	—	—	—	17.65	25.00	1.21		1.19		(0.56)		193,655	101
2010(3)	11.97	(0.12)	2.27	2.15	—	—	—	14.12	17.96	1.29		1.22		(0.93)		169,036	153
Micro-Cap Fund
2015(15)	11.52	(0.01)	1.23	1.22	—	(0.39)	(0.39)	12.35	10.81	6.07		1.10		(0.21)		3,459	51
2014(13)	10.00	(0.03)	1.55	1.52	—	—	—	11.52	15.20	6.36		1.10		(0.28)		2,861	70
Global Low Volatility Equity Fund
2015(3)(15)	11.50	0.10	0.31	0.41	(0.10)	(0.05)	(0.15)	11.76	3.62	5.79		0.85		1.73		4,288	14
2014(3)(13)	10.00	0.07	1.43	1.50	—	—	—	11.50	15.00	13.27		0.85		1.76		3,947	29
Pyrford Global Equity Fund
2015(3)(15)	10.76	0.06	(0.05)	0.01	(0.24)	(0.07)	(0.31)	10.46	0.26	19.34		0.90		1.20		541	8
2014(3)(14)	10.00	0.23	0.53	0.76	—	—	—	10.76	7.60	21.13		0.90		3.33		539	7
Pyrford International Stock Fund
2015(3)(15)	13.14	0.05	(0.16)	(0.11)	(0.10)	—	(0.10)	12.93	(0.81)	1.03		0.99		0.74		341,796	6
2014(3)	12.10	0.39	1.27	1.66	(0.59)	(0.03)	(0.62)	13.14	14.00	1.02		0.99		3.32		272,486	6
2013(3)	10.78	0.22	1.40	1.62	(0.25)	(0.05)	(0.30)	12.10	15.29	1.09		0.99		2.63		159,985	15
2012(3)(10)	10.00	0.24	0.54	0.78	—	—	—	10.78	7.80	1.14		0.99		3.83		77,791	13
LGM Emerging Markets Equity Fund
2015(3)(15)	14.33	0.00	(0.15)	(0.15)	(0.20)	—	(0.20)	13.98	(1.00)	1.29		1.15		0.24		104,544	12
2014(3)	12.61	0.23	1.71	1.94	(0.22)	—	(0.22)	14.33	15.57	1.30		1.15		1.89		111,807	38
2013(3)	13.69	0.26	(0.34)	(0.08)	(0.20)	(0.80)	(1.00)	12.61	(1.00)	1.40		1.15		2.41		84,760	29
2012(3)	15.86	0.37	(1.17)	(0.80)	(0.45)	(0.92)	(1.37)	13.69	(4.79)	1.70		1.18		2.15		42,949	83
2011(3)	16.21	0.09	0.90	0.99	(0.49)	(0.85)	(1.34)	15.86	5.32	1.61		1.25		0.85		37,164	34
2010(3)	14.47	0.09	2.35	2.44	(0.18)	(0.52)	(0.70)	16.21	16.88	1.76		1.25		0.53		46,996	30
TCH Emerging Markets Bond Fund
2015(3)(15)	11.16	0.25	(0.44)	(0.19)	(0.49)	(0.32)	(0.81)	10.16	(1.52)	2.91		0.85		4.83		3,912	25
2014(3)(13)	10.00	0.44	0.84	1.28	(0.12)	—	(0.12)	11.16	12.89	2.85		0.85		4.52		3,961	72
Alternative Strategies Fund
2015(3)(16)	10.00	(0.03)	0.43	0.40	—	—	—	10.40	4.00	4.66	(17)	2.23	(17)	(1.48	)(17)	34,164	50
Ultra Short Tax-Free Fund
2015(15)	10.09	0.03	0.01	0.04	(0.03)	(0.00)	(0.03)	10.10	0.42	0.34		0.30		0.64		718,685	29
2014	10.04	0.09	0.05	0.14	(0.09)	(0.00)	(0.09)	10.09	1.35	0.34		0.30		0.82		663,538	86
2013	10.09	0.10	(0.05)	0.05	(0.10)	(0.00)	(0.10)	10.04	0.51	0.32		0.30		0.97		739,246	71
2012(3)	10.06	0.14	0.03	0.17	(0.14)	(0.00)	(0.14)	10.09	1.66	0.37		0.30		1.32		682,788	128
2011(3)	10.07	0.17	(0.01)	0.16	(0.17)	(0.00)	(0.17)	10.06	1.58	0.40		0.30		1.64		368,540	148
2010(3)(7)	10.00	0.13	0.07	0.20	(0.13)	—	(0.13)	10.07	2.05	0.46		0.30		1.52		273,120	83
Short Tax-Free Fund
2015(15)	10.21	0.07	0.03	0.10	(0.07)	(0.00)	(0.07)	10.24	0.99	0.58		0.40		1.33		98,546	35
2014	9.95	0.15	0.26	0.41	(0.15)	—	(0.15)	10.21	4.12	0.62		0.40		1.45		78,050	69
2013(3)(12)	10.00	0.10	(0.05)	(0.05)	(0.10)	—	(0.10)	9.95	0.45	0.81		0.40		1.33		34,138	74

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Short-Term Income Fund
2015(15)	$9.42	$0.06	$(0.03)	$0.03	$(0.07)	$—	$(0.07)	$9.38	0.33%	0.44%	0.35%	1.35%	$152,154	10%
2014	9.39	0.13	0.04	0.17	(0.14)	—	(0.14)	9.42	1.80	0.43	0.35	1.35	142,526	43
2013(3)	9.48	0.16	(0.07)	0.09	(0.18)	—	(0.18)	9.39	0.91	0.43	0.35	1.70	117,378	51
2012(3)	9.32	0.20	0.17	0.37	(0.21)	—	(0.21)	9.48	3.99	0.47	0.35	2.16	101,182	63
2011(3)	9.31	0.26	(0.01)	0.25	(0.24)	—	(0.24)	9.32	2.73	0.52	0.35	2.93	86,591	114
2010(3)	8.98	0.29	0.32	0.61	(0.28)	—	(0.28)	9.31	6.87	0.55	0.35	3.19	72,686	50
Intermediate Tax-Free Fund
2015(15)	11.25	0.15	0.11	0.26	(0.15)	(0.00)	(0.15)	11.36	2.29	0.32	0.32	2.59	446,370	12
2014	10.66	0.31	0.59	0.90	(0.31)	(0.00)	(0.31)	11.25	8.50	0.36	0.36	2.77	396,291	35
2013(3)	11.29	0.30	(0.56)	(0.26)	(0.30)	(0.07)	(0.37)	10.66	(2.40)	0.36	0.36	2.70	352,883	39
2012(3)	10.75	0.34	0.55	0.89	(0.34)	(0.01)	(0.35)	11.29	8.41	0.45	0.45	3.10	345,109	55
2011(3)(8)	10.37	0.25	0.38	0.63	(0.25)	—	(0.25)	10.75	6.17	0.56	0.50	3.54	166,269	59
Mortgage Income Fund
2015(15)	9.35	0.12	0.10	0.22	(0.15)	—	(0.15)	9.42	2.32	0.70	0.55	2.66	23,199	31
2014	9.16	0.23	0.23	0.46	(0.27)	—	(0.27)	9.35	5.13	0.67	0.55	2.45	28,473	129
2013(3)	9.76	0.15	(0.39)	(0.24)	(0.25)	(0.11)	(0.36)	9.16	(2.57)	0.63	0.55	1.57	35,880	307
2012(3)	10.03	0.21	0.22	0.43	(0.30)	(0.40)	(0.70)	9.76	4.49	0.68	0.55	2.16	41,528	355
2011(3)	10.08	0.24	0.24	0.48	(0.23)	(0.30)	(0.53)	10.03	4.99	0.67	0.55	2.33	47,101	717
2010(3)	9.49	0.35	0.55	0.90	(0.31)	—	(0.31)	10.08	9.65	0.66	0.55	3.52	113,314	383
TCH Intermediate Income Fund
2015(15)	10.64	0.10	(0.02)	0.08	(0.11)	—	(0.11)	10.61	0.76	0.67	0.55	2.00	110,752	32
2014	10.28	0.21	0.36	0.57	(0.21)	—	(0.21)	10.64	5.63	0.65	0.55	2.03	110,824	118
2013(3)	10.51	0.15	(0.23)	(0.08)	(0.15)	—	(0.15)	10.28	(0.74)	0.64	0.55	1.45	95,908	248
2012(3)	10.12	0.20	0.40	0.60	(0.21)	—	(0.21)	10.51	5.99	0.67	0.55	1.99	113,933	190
2011(3)	9.90	0.20	0.21	0.41	(0.19)	—	(0.19)	10.12	4.22	0.68	0.55	2.03	102,730	445
2010(3)	8.99	0.26	0.87	1.13	(0.22)	—	(0.22)	9.90	12.65	0.69	0.55	2.69	109,776	373
TCH Corporate Income Fund
2015(15)	13.07	0.19	(0.07)	0.12	(0.19)	(0.05)	(0.24)	12.95	0.92	0.46	0.46	2.96	156,137	12
2014	12.37	0.45	0.91	1.36	(0.45)	(0.21)	(0.66)	13.07	11.32	0.49	0.49	3.50	121,773	25
2013(3)	13.03	0.44	(0.35)	0.09	(0.45)	(0.30)	(0.75)	12.37	0.54	0.50	0.50	3.36	93,490	123
2012(3)	12.35	0.49	0.83	1.32	(0.52)	(0.12)	(0.64)	13.03	11.02	0.55	0.54	3.88	91,611	79
2011(3)	12.48	0.52	0.17	0.69	(0.54)	(0.28)	(0.82)	12.35	5.77	0.63	0.55	4.18	76,263	48
2010(3)	11.57	0.53	0.99	1.52	(0.54)	(0.07)	(0.61)	12.48	13.56	0.85	0.55	4.13	52,317	80
TCH Core Plus Bond Fund
2015(15)	11.94	0.17	(0.02)	0.15	(0.17)	(0.06)	(0.23)	11.86	1.30	0.33	0.33	2.90	493,960	11
2014	11.32	0.33	0.65	0.98	(0.34)	(0.02)	(0.36)	11.94	8.82	0.37	0.37	2.89	422,941	44
2013(3)	11.90	0.32	(0.29)	0.03	(0.33)	(0.28)	(0.61)	11.32	0.09	0.43	0.43	2.44	321,051	101
2012(3)	11.41	0.43	0.61	1.04	(0.47)	(0.08)	(0.55)	11.90	9.41	0.52	0.52	3.68	63,697	84
2011(3)	11.44	0.49	0.21	0.70	(0.50)	(0.23)	(0.73)	11.41	6.45	0.59	0.55	4.28	47,398	48
2010(3)	10.81	0.42	0.68	1.10	(0.46)	(0.01)	(0.47)	11.44	10.46	0.72	0.55	3.84	35,851	72
Monegy High Yield Bond Fund
2015(15)	10.44	0.27	(0.36)	(0.09)	(0.27)	(0.24)	(0.51)	9.84	(0.73)	0.94	0.65	5.55	33,611	19
2014	10.32	0.58	0.26	0.84	(0.58)	(0.14)	(0.72)	10.44	8.32	0.85	0.65	5.53	37,307	42
2013(3)	10.32	0.59	0.00	0.59	(0.59)	(0.00)	(0.59)	10.32	5.80	0.83	0.65	5.61	49,722	34
2012(3)(10)	10.00	0.37	0.32	0.69	(0.37)	—	(0.37)	10.32	7.00	0.85	0.65	5.54	48,574	16
Multi-Asset Income Fund
2015(15)	10.27	0.16	(0.43)	(0.27)	(0.16)	—	(0.16)	9.84	(2.65)	0.74	0.55	3.17	58,691	13
2014(14)	10.00	0.11	0.27	0.38	(0.11)	—	(0.11)	10.27	3.83	1.07	0.55	2.29	45,675	0	(6)

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return(1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Government Money Market Fund
2015(15)	$1.00	$0.00	$—	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	0.28%	0.07%	0.01%	$493,856	—%
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.29	0.07	0.01	427,913	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.30	0.13	0.01	431,677	—
2012	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.31	0.16	0.01	334,571	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.04	0.30	0.17	0.04	244,082	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.09	0.29	0.20	0.09	314,001	—
Tax-Free Money Market Fund
2015(15)	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	0.28	0.17	0.01	538,636	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.28	0.19	0.02	453,901	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.13	0.28	0.20	0.11	696,785	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.27	0.29	0.20	0.25	582,585	—
2011	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.31	0.28	0.20	0.30	613,935	—
2010	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.55	0.29	0.20	0.53	607,761	—
Prime Money Market Fund
2015(15)	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.20	0.17	0.01	2,459,198	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.20	0.18	0.01	1,968,436	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.08	0.21	0.20	0.08	2,590,312	—
2012	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.20	0.21	0.20	0.19	1,934,167	—
2011	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.19	0.21	0.20	0.19	2,164,483	—
2010	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.25	0.21	0.20	0.25	2,077,081	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Represents less than 0.5%.
(7)	Reflects operations for the period from September 30, 2009 (inception date) to August 31, 2010.
(8)	Reflects operations for the period from December 27, 2010 (inception date) to August 31, 2011.
(9)	Reflects operations for the period from February 28, 2011 (inception date) to August 31, 2011.
(10)	Reflects operations for the period from December 29, 2011 (inception date) to August 31, 2012.
(11)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013.
(12)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(13)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.
(14)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(15)	For the six months ended February 28, 2015 (Unaudited).
(16)	Reflects operations for the period from December 16, 2014 (inception date) to February 28, 2015 (Unaudited).
(17)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios excluding interest expense and dividends on securities sold short are 4.38% and 1.95%, respectively.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Mid-Cap Value Fund
2015(7)	$17.61	$(0.01)	$0.76	$0.75	(0.00)	$(2.06)	$(2.06)	$16.30	4.82%	1.47%	1.47%	(0.06)%	$28	17%
2014(6)	16.58	0.00	1.04	1.04	—	—	—	17.62	6.27	1.45	1.45	0.07	26	30
Mid-Cap Growth Fund
2015(7)	24.34	(0.07)	0.61	0.54	—	(3.23)	(3.23)	21.65	2.98	1.50	1.49	(0.70)	27	28
2014(6)	23.30	(0.06)	1.10	1.04	—	—	—	24.34	4.46	1.49	1.49	(0.89)	26	57
Small-Cap Value Fund
2015(7)	14.48	(0.01)	0.03	0.02	—	(0.81)	(0.81)	13.69	0.39	1.74	1.49	(0.23)	26	28
2014(6)	14.07	(0.01)	0.42	0.41	—	—	—	14.48	2.91	1.71	1.49	(0.39)	26	43
Pyrford International Stock Fund
2015(3)(7)	13.12	0.01	(0.15)	(0.14)	(0.06)	—	(0.06)	12.92	(1.02)	1.53	1.49	0.24	25	6
2014(3)(6)	13.15	0.06	(0.09)	(0.03)	—	—	—	13.12	(0.23)	1.53	1.49	1.70	25	6

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 28, 2015 (Unaudited).

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Mid-Cap Value Fund
2015(7)	$17.64	$0.06	$0.74	$0.80	$(0.05)	$(2.06)	$(2.11)	$16.33	5.18%	0.82%	0.82%	0.72%	$9,526	17%
2014(6)	16.58	0.03	1.04	1.07	—	—	—	17.65	6.45	0.80	0.80	0.71	27	30
Mid-Cap Growth Fund
2015(7)	24.38	(0.01)	0.63	0.62	—	(3.23)	(3.23)	21.77	3.32	0.85	0.84	(0.05)	27	28
2014(6)	23.30	(0.02)	1.10	1.08	—	—	—	24.38	4.64	0.84	0.84	(0.24)	26	57
Small-Cap Value Fund
2015(7)	14.50	0.02	0.05	0.07	—	(0.81)	(0.81)	13.76	0.74	1.09	0.84	0.45	47	28
2014(6)	14.07	0.01	0.42	0.43	—	—	—	14.50	3.06	1.06	0.84	0.25	26	43
Pyrford International Stock Fund
2015(3)(7)	13.15	0.08	(0.19)	(0.11)	(0.11)	—	(0.11)	12.93	(0.81)	0.88	0.84	3.48	2,641	6
2014(3)(6)	13.15	0.08	(0.08)	0.00	—	—	—	13.15	0.00	0.88	0.84	2.36	25	6

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 28, 2015 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

February 28, 2015 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2015, the Corporation consisted of 44 portfolios. As of February 28, 2015, this semi-annual report includes 29 diversified portfolios of the Corporation (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings. As of February 28, 2015, the Corporation also consisted of 10 target retirement and 5 target risk portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Micro-Cap Fund	September 30, 2013	To provide capital appreciation.
Global Low Volatility Equity Fund(1)	September 30, 2013	To provide capital appreciation.
Pyrford Global Equity Fund(1)	December 27, 2013	To provide capital appreciation.
Pyrford International Stock Fund(1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund(1)	December 22, 2008	To provide capital appreciation.
Alternative Strategies Fund(1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
TCH Emerging Markets Bond Fund(1)	September 30, 2013	To maximize total return consistent with current income.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Mortgage Income Fund	December 13, 1992	To provide current income.
TCH Intermediate Income Fund	November 19, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Monegy High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Multi-Asset Income Fund	December 27, 2013	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.

(1)	Collectively referred to as the “International Funds”.

On December 22, 2014, the BMO Pyrford Global Strategic Return Fund and BMO Global Natural Resources Fund ceased operations and liquidated assets.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

BMO Funds

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares which differ in their respective distribution, administration and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or

Notes to Financial Statements (continued)

delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Short Sales—Certain Funds may sell a security they do not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked- to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign

BMO Funds

exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Directors. The money market funds’ restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each illiquid restricted security held by the Funds at February 28, 2015 is as follows:

Fund	Security	Last Acquisition Date	Total Acquisition Cost	Value
Prime Money Market Fund	Metropolitan Life Insurance Co.(1)	5/3/2004	$65,000,000	$65,000,000
Prime Money Market Fund	Metropolitan Life Insurance Co.(1)	2/1/2010	50,000,000	50,000,000

(1)	Security represents a quarterly floating rate funding rate funding agreement with a 90 day put feature whose maturity is extendable per the discretion of the Adviser.

Redemption Fees—The International Funds imposed a 2% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.

Securities Lending—Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris Bank N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 2 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of February 28, 2015:

Description	Value
State Street Navigator Securities Lending Prime Portfolio Money Market Fund, 0.165%	$42,812,936

Notes to Financial Statements (continued)

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of February 28, 2015(1):

Description	Value
American Honda Finance Corp., 0.235%, 6/4/2015(2)	$20,002,140
American Honda Finance Corp., 0.273%, 1/11/2016(2)	13,001,495
Australia & New Zealand Banking Group Ltd., 0.285%, 12/21/2015(2)	15,000,000
Australia & New Zealand Banking Group Ltd., 0.456%, 5/7/2015(2)	3,871,447
Bank of Nova Scotia, 0.268%, 8/12/2015(2)	46,998,261
Blackrock Liquidity TempCash Money Market Fund, 0.054%	64,221,490
Blackrock Liquidity TempFund Money Market Fund, 0.067%	36,020,261
Canadian Imperial Bank of Commerce, 0.345%, 9/28/2015(2)	10,000,770
Chariot Funding LLC, 0.270%, 3/5/2015(3)	49,899,875
Coca-Cola Co., 0.210%, 3/26/2015(3)	33,661,077
Coca-Cola Co., 0.215%, 3/6/2015(3)	15,977,640
Coca-Cola Co., 0.220%, 6/8/2015(3)	9,687,967
Commonwealth Bank of Australia, 1.043%, 9/18/2015(2)	26,411,144
DNB ASA, 0.240%, 5/21/2015(3)	24,970,667
Dreyfus Institutional Cash Advantage Money Market Fund, 0.090%	2,359,166
Dreyfus Institutional Cash Advantage Money Market Fund, 0.030%	133,307
Erste Abwicklungsanstalt, 0.180%, 3/23/2015(3)	13,991,740
Erste Abwicklungsanstalt, 0.215%, 7/1/2015(3)	29,962,375
Fidelity Institutional Money Market Fund, 0.067%	148,493,004
General Electric Capital Corp, 0.300%, 6/29/2015	5,563,568
General Electric Capital Corp, 1.625%, 7/2/2015	10,043,660
General Electric Capital Corp, 0.851%, 1/8/2016(2)	17,687,630
Goldman Sachs Money Market Fund, 0.079%	27,736,562
HSBC Bank, PLC, 0.251%, 6/9/2015(2)	25,000,000
International Business Machines Corp., 0.325%, 2/5/2016(2)	8,606,209
JP Morgan Liquid Asset Money Market Fund, 0.078%	148,084,934
Jupiter Securitization Co., 0.270%, 8/17/2015(3)	18,462,676

Description	Value
Jupiter Securitization Co., 0.270%, 8/20/2015(3)	$24,949,750
Kells Funding LLC, 0.210%, 5/6/2015(3)	14,989,588
Macquarie Bank Ltd., 0.395%, 7/27/2015(3)	14,970,046
Macquarie Bank Ltd., 0.330%, 3/3/2015(3)	13,280,493
Metlife Funding Inc., 0.306%, 5/28/2015(2)	20,000,000
National Rural Utilities Co., 0.304%, 5/1/2015(2)	30,000,900
Nordea Bank, 0.215%, 4/22/2015(3)	24,972,976
Nordea Bank, 0.220%, 3/16/2015(3)	9,989,000
Nordea Bank, 0.225%, 5/15/2015(3)	19,977,625
Old Line Funding Corp., 0.220%, 3/6/2015(3)	12,985,859
Old Line Funding Corp., 0.250%, 6/22/2015(3)	22,975,563
Old Line Funding Corp., 0.270%, 8/3/2015(3)	14,979,638
Reckitt Benckiser, 0.270%, 5/20/2015(3)	24,955,375
Reckitt Benckiser, 0.300%, 7/30/2015(3)	4,989,750
Reckitt Benckiser, 0.291%, 10/13/2015(3)	4,990,494
Regency Markets LLC, 0.150%, 3/16/2015(3)	33,996,175
Royal Bank of Canada, 0.463%, 12/16/2015(2)	30,050,250
Skandinaviska Enskilda Bank, 0.240%, 4/8/2015(3)	9,989,733
Skandinaviska Enskilda Bank, 0.629%, 4/16/2015(2)	36,415,434
State Str Boston Corp., 0.220%, 6/8/2015(3)	24,972,347
State Street Bank & Trust Co, 0.305%, 10/1/2015(2)	25,002,875
Suncorp-Metway Ltd., 0.310%, 6/25/2015(3)	14,984,758
Svenska Handelsbaken, 0.260%, 8/5/2015(3)	24,997,238
Swedbank Foreningsspar, 0.230%, 4/27/2015(3)	9,988,372
Thunder Bay Funding, LLC, 0.260%, 7/27/2015(3)	24,967,139
Toronto Dominion Bank, 0.244%, 6/8/2015(2)	11,000,132
Toronto Dominion Holdings USA Inc., 0.390%, 11/6/2015(3)	9,970,967
Toyota Motor Credit Corp., 0.240%, 4/1/2015(3)	9,986,000
Toyota Motor Credit Corp., 0.270%, 8/10/2015(3)	24,966,250
Wells Fargo Bank, 0.260%, 6/16/2015(2)	50,004,700
Western Asset Institutional Cash Reserves Money Market Fund, 0.071%	21,528,353
Western Asset Institutional Liquid Reserves Money Market Fund, 0.080%	52,000,000
Westpac Banking Corp., 1.057%, 7/17/2015(2)	8,022,664
Other Accruals	539,678

Total	$1,508,239,183

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2015.
(3)	Each issue shows the rate of the discount at the time of purchase.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

BMO Funds

3.	Fair Value Measurements

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The Funds did not hold any Level 3 securities as of February 28, 2015. The following is a summary of the inputs used, as of February 28, 2015, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$69,614,190	$—	$—	$69,614,190
Short-Term Investments	1,875,737	27,935,892	—	29,811,629

Total	$71,489,927	$27,935,892	$—	$99,425,819

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$126,085,548	$—	$—	$126,085,548
Short-Term Investments	2,735,817	49,926,625	—	52,662,442

Total	$128,821,365	$49,926,625	$—	$178,747,990

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$281,334,652	$—	$—	$281,334,652
Short-Term Investments	6,934,422	124,867,880	—	131,802,302

Total	$288,269,074	$124,867,880	$—	$413,136,954

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$307,142,398	$—	$—	$307,142,398
Short-Term Investments	6,581,938	134,249,548	—	140,831,486

Total	$313,724,336	$134,249,548	$—	$447,973,884

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$332,216,723	$—	$—	$332,216,723
Short-Term Investments	9,730,236	155,971,085	—	165,701,321

Total	$331,946,959	$155,971,085	$—	$497,918,044

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$262,565,691	$—	$—	$262,565,691
Short-Term Investments	5,521,100	121,895,592	—	127,416,692

Total	$268,086,791	$121,895,592	$—	$389,982,383

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$76,875,314	$—	$—	$76,875,314
Exchange Traded Funds	4,082,950	—	—	4,082,950
Short-Term Investments	4,346,662	38,949,319	—	43,295,981

Total	$85,304,926	$38,949,319	$—	$124,254,245

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$3,789,971	$—	$—	$3,789,971
Short-Term Investments	89,138	1,517,074	—	1,606,212

Total	$3,879,109	$1,517,074	$—	$5,396,183

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$731,797,813	$—	$—	$731,797,813
Short-Term Investments	22,509,571	359,700,650	—	382,210,221

Total	$754,307,384	$359,700,650	$—	$1,114,008,034

	Micro-Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$3,560,632	$—	$—	$3,560,632
Short-Term Investments	74,911	—	—	74,911

Total	$3,635,543	$—	$—	$3,635,543

BMO Funds

	Global Low Volatility Equity
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$4,294,203	$—	$—	$4,294,203
Preferred Stocks(1)	5,956	—	—	5,956
Short-Term Investments	1,294,992	—	—	1,294,992

Total	$5,595,151	$—	$—	$5,595,151

	Pyrford Global Equity Fund(2)
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$1,126,657	$—	$—	$1,126,657
Preferred Stocks(1)	9,722	—	—	9,722
Short-Term Investments	280,608	—	—	280,608

Total	$1,416,987	$—	$—	$1,416,987

	Pyrford International Stock Fund(2)
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$400,158,848	$—	$—	$400,158,848
Preferred Stocks(1)	6,670,340	—	—	6,670,340
Short-Term Investments	45,102,829	—	—	45,102,829

Total	$451,932,017	$—	$—	$451,932,017

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$167,221,774	$—	$—	$167,221,774
Preferred Stocks(1)	2,366,494	—	—	2,366,494
Participation Notes	—	3,043,196	—	3,043,196
Short-Term Investments	21,243,129	—	—	21,243,129

Total	$190,831,397	$3,043,196	$—	$193,874,593

	TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$5,467,702	$—	$5,467,702
International Bonds	—	2,141,898	—	2,141,898
Short-Term Investments	2,232,518	—	—	2,232,518

Total	$2,232,518	$7,609,600	$—	$9,842,118

	Alternative Strategies Fund (2)
Assets—Long	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$4,032,193	$—	$4,032,193
Common Stocks(1)	16,009,021	—	—	16,009,021
Corporate Bonds & Notes	—	16,090	—	16,090
Exchange Traded Funds	228,690	—	—	228,690
Limited Partnership Units	48,815	—	—	48,815
Purchased Options	634,411	—	—	634,411
Short-Term Investments	8,658,771	4,999,935	—	13,658,706

Total	$25,579,708	$9,048,218	$—	$34,627,926

Liabilities—Short
Common Stocks(1)	$5,934,974	$—	$—	$5,934,974
Corporate Bonds & Notes	—	70,520	—	70,520
Exchange Traded Funds	711,494	—	—	711,494
Written Options	292,345	—	—	292,345

Total	$6,938,813	$70,520	$—	$7,009,333

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$748,335,893	$—	$748,335,893
Mutual Funds	—	2,000,640	—	2,000,640
Short-Term Investments	20,365,259	17,411,256	—	37,776,515

Total	$20,365,259	$767,747,789	$—	$788,113,048

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$125,219,148	$—	$125,219,148
Short-Term Investments	2,406,063	351,421	—	2,757,484

Total	$2,406,063	$125,570,569	$—	$127,976,632

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$40,644,743	$—	$40,644,743
Collateralized Mortgage Obligations	—	13,934,331	—	13,934,331
Commercial Mortgage Securities	—	13,105,524	—	13,105,524
Corporate Bonds & Notes	—	107,316,286	—	107,316,286
Mutual Funds	3,619,932	2,960,002	—	6,579,934
U.S. Government & U.S. Government Agency Obligations	—	38,804,409	—	38,804,409
U.S. Government Agency-Mortgage Securities	—	2,316,911	—	2,316,911
Short-Term Investments	3,333,388	42,716,707	—	46,050,095

Total	$6,953,320	$261,798,913	$—	$268,752,233

	Intermediate Tax-Free Fund (2)
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,616,268,570	$—	$1,616,268,570
Mutual Funds	16,292,742	—	—	16,292,742
Short-Term Investments	27,919,891	2,506,975	—	30,426,866

Total	$44,212,633	$1,618,775,545	$—	$1,662,988,178

	Mortgage Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$351,940	$—	$351,940
Collateralized Mortgage Obligations	—	22,313,698	—	22,313,698
Commercial Mortgage Securities	—	14,360,674	—	14,360,674
U.S. Government Agency-Mortgage Securities	—	84,336,095	—	84,336,095
Short-Term Investments	2,954,731	—	—	2,954,731

Total	$2,954,731	$121,362,407	$—	$124,317,138

Notes to Financial Statements (continued)

	TCH Intermediate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$7,559,333	$—	$7,559,333
Commercial Mortgage Securities	—	1,733,922	—	1,733,922
Corporate Bonds & Notes	—	75,785,092	—	75,785,092
U.S. Government & U.S. Government Agency Obligations	—	13,530,351	—	13,530,351
U.S. Government Agency-Mortgage Securities	—	27,078,337	—	27,078,337
Short-Term Investments	17,914,952	46,457,198	—	64,372,150

Total	$17,914,952	$172,144,233	$—	$190,059,185

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,221,282	$—	$2,221,282
Corporate Bonds & Notes	—	254,228,791	—	254,228,791
Municipals	—	602,935	—	602,935
U.S. Government & U.S. Government Agency Obligations	—	16,522,814	—	16,522,814
Short-Term Investments	24,513,318	61,484,338	—	85,997,656

Total	$24,513,318	$335,060,160	$—	$359,573,478

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$9,607,868	$—	$9,607,868
Commercial Mortgage Securities	—	544,019	—	544,019
Corporate Bonds & Notes	—	541,295,047	—	541,295,047
Municipals	—	361,761	—	361,761
U.S. Government & U.S. Government Agency Obligations	—	159,726,848	—	159,726,848
U.S. Government Agency-Mortgage Securities	—	310,387,724	—	310,387,724
Short-Term Investments	31,397,018	332,951,957	—	364,348,975

Total	$31,397,018	$1,354,875,224	$—	$1,386,272,242

	Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$71,810,242	$—	$71,810,242
Short-Term Investments	2,226,581	—	—	2,226,581

Total	$2,226,581	$71,810,242	$—	$74,036,823

	Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,469,186	$—	$—	$32,469,186
Mutual Funds	21,014,692	3,615,161	—	24,629,853
Short-Term Investments	1,935,544	19,116,281	—	21,051,825

Total	$55,419,422	$22,731,442	$—	$78,150,864

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$61,635,000	$—	$61,635,000
Mutual Funds	45,000,000	—	—	45,000,000
Repurchase Agreements	—	214,329,227	—	214,329,227
U.S. Government & U.S. Government Agency Obligations	—	307,673,601	—	307,673,601

Total	$45,000,000	$583,637,828	$—	$628,637,828

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$685,129,149	$—	$685,129,149
Mutual Funds	1,914,783	—	—	1,914,783

Total	$1,914,783	$685,129,149	$—	$687,043,932

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$780,000,000	$—	$780,000,000
Commercial Paper	—	1,604,091,803	—	1,604,091,803
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	295,335,000	—	295,335,000
Mutual Funds	270,000,000	—	—	270,000,000
Notes-Variable	—	147,116,324	—	147,116,324
Repurchase Agreements	—	551,330,073	—	551,330,073
U.S. Government & U.S. Government Agency Obligations	—	108,744,797	—	108,744,797

Total	$270,000,000	$3,601,617,997	$—	$3,871,617,997

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.
(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts. The amounts presented below represent the unrealized appreciation/(depreciation) of those financial instruments.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Pyrford Global Equity Fund
Long Forward Contracts	$—	$(942)	$—	$(942)
Short Forward Contracts	—	11,678	—	11,678
Pyrford International Stock Fund
Long Forward Contracts	—	(1,257,081)	—	(1,257,081)
Short Forward Contracts	—	5,139,363	—	5,139,363
Alternative Strategies Fund
Long Forward Contracts	—	(41,202)	—	(41,202)
Short Forward Contracts	—	197,049	—	197,049
Long Futures Contracts	152,913	—	—	152,913
Short Futures Contracts	(27,942)	—	—	(27,942)
Intermediate Tax-Free Fund
Short Futures Contracts	(9,301)	—	—	(9,301)

BMO Funds

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described in Note 2, securities for which market valuations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors. As a result, due to pricing availability and differences in trading volume constituting an active market between August 31, 2014 and February 28, 2015, fair valuation use resulted in transfers between categorization levels.

The following is a reconciliation of transfers between category levels from August 31, 2014 to February 28, 2015:

	Small Cap Value Fund	LGM Emerging Markets Equity Fund	Multi-Asset Income Fund
Transfers into Level 1	$933,000	$3,376,446	$—
Transfers out of Level 1	$—	$—	$(1,103,291)

Net Transfers in (out) of Level 1	$933,000	$3,376,446	$(1,103,291)

Transfers into Level 2	$—	$—	$1,103,291
Transfers out of Level 2	$(933,000)	$(3,376,446)	$—

Net Transfers in (out) of Level 2	$(933,000)	$(3,376,446)	$1,103,291

4.	Derivative Holdings and Activity Detail

At February 28, 2015, the following Funds had outstanding futures contracts as set forth below:

Alternative Strategies Fund

Expiration Date	Number of Contracts	Description	Value at Trade Date	Value at February 28, 2015	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
March 2015	6	10-Year Mini JGB	$740,338	$741,868	$1,530
March 2015	2	Eurex 10-Year Euro BUND	355,167	356,887	1,720
March 2015	7	Eurex 5-Year Euro BOBL	1,027,121	1,027,579	458
March 2015	5	SFE 10-Year Australian Bond	507,282	514,274	6,992
June 2015	8	CBOT 10-Year U.S. Treasury Note	1,019,963	1,022,375	2,412
June 2015	1	CBOT 5-Year U.S. Treasury Note	119,486	119,281	(205)
June 2015	3	CBOT U.S. Long Bond	485,257	485,531	274
June 2015	3	LIFFE Long Gilt Government Bond	549,694	549,163	(531)
June 2015	5	MSE 10-Year Canadian Bond	573,005	574,514	1,509
Index Futures
March 2015	3	CAC 40 10 Euro	160,975	166,229	5,254
March 2015	6	CBOT E-Mini DJIA Index	533,287	543,810	10,523
March 2015	6	CME E-Mini NASDAQ 100 Index	514,856	533,100	18,244
March 2015	4	CME E-Mini S&P 500® Index	415,686	420,560	4,874
March 2015	1	Eurex DAX Index	301,712	318,496	16,784
March 2015	5	Eurex Euro STOXX 50 Index	184,071	200,870	16,799
March 2015	13	Eurex Euro STOXX 50 Index	516,431	522,261	5,830
March 2015	2	HKG Hang Seng Index	318,309	319,683	1,374
March 2015	1	LIFFE FTSE 100 Index	105,285	106,834	1,549
March 2015	3	Russell 2000 Mini Index	364,488	369,480	4,992
March 2015	4	SGX Nikkei 225 Index	293,389	314,566	21,177
Interest Rate Futures
March 2015	3	TSE TOPIX Index	352,788	382,571	29,783
June 2016	33	CME 3-Month Eurodollar	8,155,579	8,150,175	(5,404)
June 2016	39	LIFFE 3-Month Euro Euribor	10,899,980	10,910,194	10,214
June 2016	21	LIFFE 90-Day Sterling	4,010,910	4,007,624	(3,286)
September 2016	1	CME 3-Month Eurodollar	246,403	246,450	47
Short Futures
Index Futures
March 2015	22	CME E-Mini S&P 500® Index	(2,285,138)	(2,313,080)	(27,942)

Total Futures Contracts			$30,466,324	$30,591,295	$124,971

Notes to Financial Statements (continued)

Intermediate Tax-Free Fund

Expiration Date	Number of Contracts	Description	Value at Trade Date	Value at February 28, 2015	Unrealized Depreciation
Short Futures
Bond Futures
June 2015	125	5-Year U.S. Treasury Note	$1,486,604	$1,491,016	$(4,412)
June 2015	50	10-Year U.S. Treasury Note	634,096	638,985	(4,889)

Total Futures Contracts			$2,120,700	$2,130,001	$(9,301)

During the period ended February 28, 2015, the following Funds had average quarterly contracts outstanding as set forth below:

	Average Contracts Outstanding
Fund	Long	Short
Alternative Strategies Fund	93	11
Short Tax-Free Fund	—	3
Intermediate Tax-Free Fund	—	167

The following is a summary of the Alternative Strategies Fund’s written option activity for the period ended February 28, 2015:

Contracts	Number of Contracts	Premium
Outstanding @ 12/16/2014 (inception date)	—	$—
Options written	1,346	1,168,795
Options expired	(335)	(147,128)
Options exercised	(3)	(459)
Options closed	(522)	(417,853)

Outstanding @ 2/28/2015	486	$603,355

At February 28, 2015, the following Funds had outstanding forward foreign currency exchange contracts as set forth below:

Pyrford Global Equity Fund
		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
March 18, 2015	Australian Dollar (AUD)		$87,385	AUD	97,000	$75,707	$11,678	StateStreet Bank London
March 18, 2015	Australian Dollar	AUD	97,000		$76,649	75,707	(942)	StateStreet Bank London

							$10,736

Pyrford International Stock Fund
		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
March 18, 2015	Australian Dollar (AUD)	AUD	74,842,000		$59,692,016	$58,434,935	$(1,257,081)	StateStreet Bank London
March 18, 2015	Australian Dollar		$63,574,298	AUD	74,842,000	58,434,935	5,139,363	StateStreet Bank London

							$3,882,282

BMO Funds

Alternative Strategies Fund
		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
March 20, 2015	Australian Dollar	AUD	465,000		$366,531	$363,020	$(3,511)	StateStreet Bank London
March 20, 2015	Australian Dollar		$1,039,461	AUD	1,289,000	1,006,307	33,154	StateStreet Bank London
March 20, 2015	Canadian Dollar	CAD	1,270,000		$1,020,088	1,015,659	(4,429)	StateStreet Bank London
March 20, 2015	Canadian Dollar		$1,054,560	CAD	1,244,000	994,866	59,694	StateStreet Bank London
March 20, 2015	Euro Currency	EUR	1,767,000		$2,009,031	1,977,719	(31,312)	StateStreet Bank London
March 20, 2015	Euro Currency		$1,912,378	EUR	1,616,000	1,808,712	103,666	StateStreet Bank London
March 23, 2015	Japanese Yen	JPY	111,809,000		$942,448	934,857	(7,591)	StateStreet Bank London
March 24, 2015	Japanese Yen		$1,572,804	JPY	186,570,000	1,559,948	12,856	StateStreet Bank London
March 20, 2015	Mexican Peso	MXN	981,000		$66,327	65,644	(683)	StateStreet Bank London
March 20, 2015	Mexican Peso		$371,386	MXN	5,462,000	365,494	5,892	StateStreet Bank London
March 20, 2015	New Zealand Dollar	NZD	710,000		$528,117	536,220	8,103	StateStreet Bank London
March 20, 2015	New Zealand Dollar		$888,360	NZD	1,177,000	888,917	(557)	StateStreet Bank London
March 20, 2015	Pound Sterling	GBP	536,000		$821,284	827,411	6,127	StateStreet Bank London
March 20, 2015	Pound Sterling		$1,566,161	GBP	1,012,000	1,562,202	3,959	StateStreet Bank London
March 20, 2015	Swiss Franc	CHF	352,000		$377,352	369,446	(7,906)	StateStreet Bank London
March 20, 2015	Swiss Franc		$925,092	CHF	902,000	946,707	(21,615)	StateStreet Bank London

							$155,847

During the period ended February 28, 2015, the following Funds had average quarterly notional amounts outstanding:

	Average Quarterly Notional
Fund	Short	Long
Pyrford Global Equity Fund	$84,073	$25,550
Pyrford International Stock Fund	50,434,644	28,969,681
Alternative Strategies Fund	4,665,101	3,065,589

Derivatives and Hedging Disclosures—Derivatives and hedging require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial positions, performance and cash flows.

The effects of these derivative instruments on the Funds’ financial positions and financial performance are reflected in the Statements of Assets and Liabilities and Statements of Operations, and are presented in the table below. The values of derivative instruments as of February 28, 2015 by risk category are as follows:

	Statements of Assets and Liabilities		Statements of Operations
Fund/Financial Instrument Type	Location of Asset/Liability Derivatives	Value	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Pyrford Global Equity Fund
Forwards (Foreign exchange contracts)	Receivable for forward foreign currency contracts	$11,678
Forwards (Foreign exchange contracts)	Payable for forward foreign currency contracts	(942)

Total net forwards		$10,736	$—	$14,440

Pyford International Stock Fund
Forwards (Foreign exchange contracts)	Receivable for forward foreign currency contracts	$5,139,363
Forwards (Foreign exchange contracts)	Payable for forward foreign currency contracts	(1,257,081)

Total net forwards		$3,882,282	$(551,685)	$5,105,807

Alternative Strategies Fund
Futures (Interest rate contracts)		$45,513	$143,306	$45,513
Futures (Equity contracts)		79,458	(355,388)	79,458

Total net futures	Net receivable for daily variation margin	$124,971	$(212,082)	$124,971

Forwards (Foreign exchange contracts)	Receivable for forward foreign currency contracts	$233,451
Forwards (Foreign exchange contracts)	Payable for forward foreign currency contracts	(77,604)

Total net forwards		$155,847	$—	$155,847

Purchased options (Equity contracts)	Purchased options, at value	$634,411	$(30,919)	$230,969
Written options (Equity contracts)	Written options, at value	$(292,345)	$(9,112)	$311,011
Short Tax-Free Fund
Futures (Interest rate contracts)		—	$(5,705)	$(1,679)
Intermediate Tax-Free Fund
Futures (Interest rate contracts)	Payable for daily variation margin	$(9,301)	$(464,064)	$16,421

Notes to Financial Statements (continued)

Offsetting of Assets and Liabilities—Disclosures about offsetting assets and liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of February 28, 2015, there are no master netting arrangements related to the Funds. The Funds’ Statements of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Assets		Liabilities					Collateral Pledged (Received) (1)
Over the Counter—Fund/Counterparty	Forward Currency Contracts	Futures Contracts	Forward Currency Contracts	Futures Contracts	Written Options	Short Securities	Net Derivative Assets (Liabilities)	Financial Instruments	Cash	Net Amount
Alternative Strategies Fund
StateStreet Bank London	$233,451	$—	$(77,604)	$—	$—	$—	$155,847	$—	$—	$155,847
StateStreet Bank London	—	—	—	—	—	(6,716,988)	(6,716,988)	—	6,716,988	—
Pyrford Global Equity Fund
StateStreet Bank London	11,678	—	(942)	—	—	—	10,736	—	—	10,736
Pyrford International Stock Fund
StateStreet Bank London	5,139,363	—	(1,257,081)	—	—	—	3,882,282	—	—	3,882,282

Exchange Traded—Fund

Alternative Strategies Fund	—	162,339	—	(37,368)	—	—	124,971	—	—	124,971
Alternative Strategies Fund	—	—	—	—	(292,345)	—	(292,345)	—	292,345	—
Intermediate Tax-Free Fund	—	—	—	(9,301)	—	—	(9,301)	—	9,301	—

(1)	Collateral pledged exceeds amount of liability balance.

At period end, certain Funds covered in this report had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of February 28, 2015.

This page is intentionally left blank.

Notes to Financial Statements (continued)

5.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,770,802	$171,647	$8,361,003	$13,224,438	$29,956,363	$25,150,045
Advisor class of shares	—	25,000	—	25,000	—	25,000
Institutional class of shares	10,482,791	14,815,931	5,362,670	5,783,365	19,280,309	18,453,640
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net proceeds from sale of shares	$12,253,593	$15,012,578	$13,723,673	$19,032,803	$49,236,672	$43,628,685
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$42,931	$11,962	$5,001,282	$3,069,583	$13,089,647	$8,186,356
Advisor class of shares	1,961	103	2,033	129	2,593	80
Institutional class of shares	4,113,076	984,009	3,990,519	2,742,420	11,372,742	7,452,025
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net proceeds from shares issued	$4,157,968	$996,074	$8,993,834	$5,812,132	$24,464,982	$15,638,461
Cost of shares redeemed:
Investor class of shares	$(461,598)	$(472,679)	$(4,829,375)	$(18,511,998)	$(11,088,354)	$(33,283,979)
Institutional class of shares	(3,884,930)	(6,779,420)	(4,204,161)	(11,638,148)	(12,808,313)	(26,150,728)
Retirement class R-6 of shares	—	—	—	—	—	—

Net cost of shares redeemed	$(4,346,528)	$(7,252,099)	$(9,033,536)	$(30,150,146)	$(23,896,667)	$(59,434,707)
Redemption fees	$—	$—	$—	$—	$—	$—

Net change resulting from fund share transactions in dollars	$12,065,033	$8,756,553	$13,683,971	$(5,305,211)	$49,804,987	$(167,561)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	133,735	13,778	598,545	1,003,140	1,898,287	1,586,843
Advisor class of shares	—	1,962	—	1,842	—	1,540
Institutional class of shares	802,966	1,194,203	388,716	436,621	1,217,518	1,163,302
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net sale of shares	936,701	1,209,943	987,261	1,441,603	3,115,805	2,751,685
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	3,334	988	371,699	239,423	843,405	547,819
Advisor class of shares	153	8	151	10	167	5
Institutional class of shares	319,020	80,500	296,035	213,631	732,308	497,794
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net shares issued	322,507	81,488	667,885	453,054	1,575,880	1,045,613
Shares redeemed:
Investor class of shares	(34,163)	(38,422)	(343,053)	(1,425,736)	(679,256)	(2,129,473)
Institutional class of shares	(290,099)	(563,773)	(300,151)	(889,251)	(789,282)	(1,663,791)
Retirement class R-6 of shares	—	—	—	—	—	—

Net shares redeemed	(324,262)	(602,195)	(643,204)	(2,314,987)	(1,468,538)	(3,793,264)

Net change resulting from fund share transactions in shares	934,946	689,236	1,011,942	(420,330)	3,223,147	4,034

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

$74,010,256	$12,686,123	$17,145,944	$35,832,822	$12,199,037	$21,116,792	$15,629,270	$24,383,016
—	25,000	—	25,000	—	25,000	—	25,000
11,459,820	11,319,057	7,941,103	17,914,297	9,261,095	11,292,980	960,422	3,662,455
—	—	—	25,000	—	25,000	—	25,000
—	—	9,642,355	25,000	—	25,000	23,292	25,000

$85,470,076	$24,030,180	$34,729,402	$53,822,119	$21,460,132	$32,484,772	$16,612,984	$28,120,471

$16,094,464	$7,435,000	$21,716,689	$25,867,242	$16,670,003	$14,092,847	$3,740,385	$4,374,319
3,870	—	3,126	—	3,529	—	1,447	—
18,341,269	10,579,586	16,454,018	16,897,895	17,695,669	16,936,397	893,637	1,391,605
—	—	3,100	—	3,467	—	1,438	—
—	—	3,188	—	3,467	—	1,439	—

$34,439,603	$18,014,586	$38,180,121	$42,765,137	$34,376,135	$31,029,244	$4,638,346	$5,765,924

$(13,406,896)	$(30,820,149)	$(19,109,465)	$(79,938,638)	$(9,481,135)	$(26,779,668)	$(8,242,165)	$(8,662,717)
(10,437,384)	(36,108,499)	(22,374,523)	(24,444,417)	(18,802,859)	(34,050,500)	(6,753,419)	(3,106,791)
—	—	(393,260)	—	—	—	(3,152)	—

$(23,844,280)	$(66,928,648)	$(41,877,248)	$(104,383,055)	$(28,283,994)	$(60,830,168)	$(14,998,736)	$(11,769,508)
$—	$—	$—	$174	$—	$—	$—	$—

$96,065,399	$(24,883,882)	$31,032,275	$(7,795,625)	$27,552,273	$2,683,848	$6,252,594	$22,116,887

4,581,609	767,898	1,035,793	2,128,508	558,336	907,538	1,167,016	1,734,776
—	1,487	—	1,505	—	1,092	—	1,787
708,442	682,428	494,451	1,064,994	415,362	479,115	69,963	259,322
—	—	—	1,508	—	1,073	—	1,777
—	—	606,886	1,508	—	1,073	1,793	1,777

5,290,051	1,451,813	2,137,130	3,198,023	973,698	1,389,891	1,238,772	1,999,439

1,019,928	476,297	1,401,981	1,669,417	829,353	655,176	286,839	334,940
246	—	202	—	176	—	111	—
1,155,719	674,289	1,064,985	1,092,060	861,103	774,412	68,009	105,987
—	—	201	—	169	—	110	—
—	—	206	—	169	—	109	—

2,175,893	1,150,586	2,467,575	2,761,477	1,690,970	1,429,588	355,178	440,927

(807,890)	(1,898,220)	(1,153,403)	(4,886,569)	(434,684)	(1,149,370)	(616,856)	(619,540)
(605,234)	(2,188,071)	(1,388,603)	(1,467,084)	(832,286)	(1,430,137)	(497,864)	(220,511)
—	—	(25,182)	—	—	—	(239)	—

(1,413,124)	(4,086,291)	(2,567,188)	(6,353,653)	(1,266,970)	(2,579,507)	(1,114,959)	(840,051)

6,052,820	(1,483,892)	2,037,517	(394,153)	1,397,698	239,972	478,991	1,600,315

Notes to Financial Statements (continued)

	Small-Cap Core Fund		Small-Cap Growth Fund		Micro- Cap Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(2)
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$83,189	$502,902	$26,988,920	$89,061,771	$124,892	$59,548
Advisor class of shares	—	25,000	—	—	—	25,000
Institutional class of shares	5,000	2,935,014	39,332,901	147,891,839	654,293	2,945,802
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net proceeds from sale of shares	$88,189	$3,462,916	$66,321,821	$236,953,610	$779,185	$3,030,350
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$—	$—	$64,686,862	$51,917,050	$2,251	$—
Advisor class of shares	—	—	—	—	873	—
Institutional class of shares	—	—	57,163,406	40,309,097	90,494	—
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net proceeds from shares issued	$—	$—	$121,850,268	$92,226,147	$93,618	$—
Cost of shares redeemed:
Investor class of shares	$(3,605)	$—	$(86,330,332)	$(127,066,631)	$(29,519)	$(2,299)
Institutional class of shares	—	—	(58,169,789)	(121,523,034)	(372,475)	(442,022)

Net cost of shares redeemed	$(3,605)	$—	$(144,500,121)	$(248,589,665)	$(401,994)	$(444,321)
Redemption fees	$—	$—	$—	$5,665	$—	$—

Net change resulting from fund share transactions in dollars	$84,584	$3,462,916	$43,671,968	$80,595,757	$470,809	$2,586,029

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	7,865	50,282	1,366,729	3,854,998	10,578	5,833
Advisor class of shares	—	2,480	—	—	—	2,260
Institutional class of shares	466	291,360	1,920,492	6,232,666	55,660	287,858
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net sale of shares	8,331	344,122	3,287,221	10,087,664	66,238	295,951
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	3,632,053	2,464,027	196	—
Advisor class of shares	—	—	—	—	76	—
Institutional class of shares	—	—	3,132,242	1,879,212	7,869	—
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—

Net shares issued	—	—	6,764,295	4,343,239	8,141	—
Shares redeemed:
Investor class of shares	(339)	—	(4,368,682)	(5,557,903)	(2,518)	(216)
Institutional class of shares	—	—	(2,905,232)	(5,289,709)	(31,917)	(39,412)

Net shares redeemed	(339)	—	(7,273,914)	(10,847,612)	(34,435)	(39,628)

Net change resulting from fund share transactions in shares	7,992	344,122	2,777,602	3,583,291	39,944	256,323

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(2)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.

BMO Funds

Global Low Volatility Equity Fund		Pyrford Global Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund
Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(2)	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

$26,515	$96,182	$17,485	$590,294	$11,207,290	$31,495,270	$7,877,406	$22,463,042
—	25,000	—	25,000	—	25,000	—	25,000
202,070	3,721,796	—	501,000	90,075,009	105,690,228	16,734,027	32,762,388
—	—	—	—	—	25,000	—	—
—	—	—	—	2,557,481	25,000	—	—

$228,585	$3,842,978	$17,485	$1,116,294	$103,839,780	$137,260,498	$24,611,433	$55,250,430

$1,464	$—	$17,059	$—	$523,199	$3,252,180	$748,846	$634,773
285	—	694	—	155	—	304	—
51,285	—	15,712	—	1,764,124	8,720,963	1,387,723	1,381,422
—	—	—	—	121	—	—	—
—	—	—	—	206	—	—	—

$53,034	$—	$33,465	$—	$2,287,805	$11,973,143	$2,136,873	$2,016,195

$(10,307)	$(3,650)	$—	$—	$(4,163,052)	$(9,726,188)	$(3,574,142)	$(9,299,289)
(10,010)	—	—	—	(20,330,540)	(17,179,956)	(22,495,303)	(20,768,114)

$(20,317)	$(3,650)	$—	$—	$(24,493,592)	$(26,906,144)	$(26,069,445)	$(30,067,403)
$—	$—	$—	$—	$373	$1,105	$2	$741

$261,302	$3,839,328	$50,950	$1,116,294	$81,634,366	$122,328,602	$678,863	$27,199,963

2,380	9,469	1,706	58,501	893,588	2,462,877	573,986	1,759,063
—	2,248	—	2,381	—	1,904	—	1,826
17,732	343,089	—	50,101	7,179,842	8,170,016	1,215,875	2,535,369
—	—	—	—	—	1,901	—	—
—	—	—	—	202,332	1,901	—	—

20,112	354,806	1,706	110,983	8,275,762	10,638,599	1,789,861	4,296,258

130	—	1,704	—	42,467	255,802	56,135	49,708
26	—	69	—	13	—	23	—
4,542	—	1,570	—	142,960	685,270	103,871	108,008
—	—	—	—	10	—	—	—
—	—	—	—	17	—	—	—

4,698	—	3,343	—	185,467	941,072	160,029	157,716

(925)	(320)	—	—	(331,758)	(759,503)	(259,047)	(696,433)
(874)	—	—	—	(1,622,243)	(1,332,777)	(1,643,000)	(1,563,387)

(1,799)	(320)	—	—	(1,954,001)	(2,092,280)	(1,902,047)	(2,259,820)

23,011	354,486	5,049	110,983	6,507,228	9,487,391	47,843	2,194,154

Notes to Financial Statements (continued)

	TCH Emerging Markets Bond Fund		Alternative Strategies Fund	Ultra Short Tax-Free Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Period Ended February 28, 2015(2) (Unaudited)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$27,714	$3,508,375	$—	$19,376,793	$36,732,240
Advisor class of shares	—	25,000	12,000	—	25,000
Institutional class of shares	10,000	3,511,000	32,860,000	413,030,419	679,100,902

Net proceeds from sale of shares	$37,714	$7,044,375	$32,872,000	$432,407,212	$715,858,142
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$283,246	$39,375	$—	$133,153	$405,797
Advisor class of shares	1,848	—	—	49	33
Institutional class of shares	289,840	40,425	—	557,893	1,324,311

Net proceeds from shares issued	$574,934	$79,800	$—	$691,095	$1,730,141
Cost of shares redeemed:
Investor class of shares	$(1,482)	$—	$—	$(16,968,539)	$(69,137,516)
Institutional class of shares	—	—	—	(358,845,883)	(759,159,182)

Net cost of shares redeemed	$(1,482)	$—	$—	$(375,814,422)	$(828,296,698)
Redemption fees	$—	$—	$—	$—	$—

Net change resulting from fund share transactions in dollars	$611,166	$7,124,175	$32,872,000	$57,283,885	$(110,708,415)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	2,759	350,761	—	1,919,141	3,646,847
Advisor class of shares	—	2,315	1,200	—	2,478
Institutional class of shares	908	351,019	3,285,910	40,924,617	67,456,820

Net sale of shares	3,667	704,095	3,287,110	42,843,758	71,106,145
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	28,438	3,950	—	13,186	40,291
Advisor class of shares	185	—	—	5	3
Institutional class of shares	29,100	4,054	—	55,273	131,599

Net shares issued	57,723	8,004	—	68,464	171,893
Shares redeemed:
Investor class of shares	(149)	—	—	(1,680,515)	(6,862,097)
Institutional class of shares	—	—	—	(35,557,201)	(75,460,308)

Net shares redeemed	(149)	—	—	(37,237,716)	(82,322,405)

Net change resulting from fund share transactions in shares	61,241	712,099	3,287,110	5,674,506	(11,044,367)

(1)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.
(2)	Reflects operations for the period from December 16, 2014 (inception date) to February 28, 2015

BMO Funds

Short Tax- Free Fund		Short-Term Income Fund		Intermediate Tax-Free Fund		Mortgage Income Fund
Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

$9,275,498	$16,306,460	$12,517,430	$39,953,734	$286,655,616	$364,844,856	$3,340,790	$10,241,607
—	25,000	—	25,000	—	2,025,000	—	25,000
60,002,793	80,751,841	38,079,890	60,448,479	82,005,060	133,067,553	3,021,518	12,001,717

$69,278,291	$97,083,301	$50,597,320	$100,427,213	$368,660,676	$499,937,409	$6,362,308	$22,268,324

$176,643	$260,475	$462,885	$1,198,099	$12,770,083	$21,553,872	$1,442,372	$3,147,040
157	85	158	78	24,372	3,747	362	188
94,549	100,157	492,407	868,631	1,718,306	2,497,458	108,499	323,266

$271,349	$360,717	$955,450	$2,066,808	$14,512,761	$24,055,077	$1,551,233	$3,470,494

$(1,379,445)	$(6,819,344)	$(12,690,762)	$(76,287,660)	$(97,143,745)	$(274,604,629)	$(10,186,950)	$(48,913,541)
(39,966,079)	(38,225,847)	(28,426,539)	(36,513,511)	(37,698,771)	(111,792,245)	(8,611,308)	(20,333,524)

$(41,345,524)	$(45,045,191)	$(41,117,301)	$(112,801,171)	$(134,842,516)	$(386,396,874)	$(18,798,258)	$(69,247,065)
$—	$—	$—	$—	$—	$3,656	$—	$323

$28,204,116	$52,398,827	$10,435,469	$(10,307,150)	$248,330,921	$137,599,268	$(10,884,717)	$(43,507,924)

907,058	1,610,486	1,335,484	4,249,193	25,358,976	33,192,008	355,129	1,108,326
—	2,458	—	2,654	—	181,301	—	2,674
5,862,847	7,992,310	4,054,354	6,417,322	7,243,327	12,102,975	324,526	1,288,535

6,769,905	9,605,254	5,389,838	10,669,169	32,602,303	45,476,284	679,655	2,399,535

17,265	25,728	49,403	127,378	1,126,568	1,956,526	153,549	338,867
15	9	17	8	2,151	323	38	20
9,236	9,882	52,439	92,157	151,632	226,320	11,565	34,839

26,516	35,619	101,859	219,543	1,280,351	2,183,169	165,152	373,726

(134,917)	(674,457)	(1,353,830)	(8,111,833)	(8,575,510)	(25,188,723)	(1,084,461)	(5,282,586)
(3,898,060)	(3,785,765)	(3,027,329)	(3,875,953)	(3,339,036)	(10,214,907)	(919,587)	(2,194,833)

(4,032,977)	(4,460,222)	(4,381,159)	(11,987,786)	(11,914,546)	(35,403,630)	(2,004,048)	(7,477,419)

2,763,444	5,180,651	1,110,538	(1,099,074)	21,968,108	12,255,823	(1,159,241)	(4,704,158)

Notes to Financial Statements (continued)

	TCH Intermediate Income Fund		TCH Corporate Income Fund		TCH Core Plus Bond Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,155,920	$3,292,895	$68,850,120	$53,919,723	$90,476,061	$114,749,632
Advisor class of shares	—	25,000	—	25,000	297,141	25,000
Institutional class of shares	8,949,953	41,757,793	53,087,003	41,985,580	113,960,355	156,616,162

Net proceeds from sale of shares	$10,105,873	$45,075,688	$121,937,123	$95,930,303	$204,733,557	$271,390,794
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$296,358	$617,791	$1,930,641	$1,936,862	$9,773,608	$13,891,430
Advisor class of shares	232	126	450	194	1,624	185
Institutional class of shares	765,076	1,460,771	1,349,745	3,760,222	7,498,060	9,177,307

Net proceeds from shares issued	$1,061,666	$2,078,688	$3,280,836	$5,697,278	$17,273,292	$23,068,922
Cost of shares redeemed:
Investor class of shares	$(3,088,558)	$(16,769,338)	$(11,144,586)	$(15,801,714)	$(47,661,119)	$(100,415,863)
Institutional class of shares	(9,511,071)	(31,869,199)	(19,240,857)	(23,104,463)	(47,729,168)	(83,204,381)

Net cost of shares redeemed	$(12,599,629)	$(48,638,537)	$(30,385,443)	$(38,906,177)	$(95,390,287)	$(183,620,244)

Net change resulting from fund share transactions in dollars	$(1,432,090)	$(1,484,161)	$94,832,516	$62,721,404	$126,616,562	$110,839,472

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	109,103	314,325	5,333,685	4,190,850	7,650,007	9,862,490
Advisor class of shares	—	2,356	1	1,933	25,202	2,115
Institutional class of shares	846,311	3,996,817	4,126,990	3,285,896	9,656,321	13,431,019

Net sale of shares	955,414	4,313,498	9,460,676	7,478,679	17,331,530	23,295,624
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	27,993	58,767	149,700	152,789	827,694	1,192,359
Advisor class of shares	22	12	35	15	137	16
Institutional class of shares	72,345	139,049	104,884	299,008	635,184	787,425

Net shares issued	100,360	197,828	254,619	451,797	1,463,015	1,979,784
Shares redeemed:
Investor class of shares	(292,007)	(1,618,601)	(864,231)	(1,251,448)	(4,030,138)	(8,675,580)
Institutional class of shares	(899,859)	(3,049,628)	(1,491,161)	(1,824,554)	(4,049,022)	(7,165,043)

Net shares redeemed	(1,191,866)	(4,668,229)	(2,355,392)	(3,076,002)	(8,079,160)	(15,840,623)

Net change resulting from fund share transactions in shares	(136,092)	(156,903)	7,359,903	4,854,474	10,715,385	9,434,785

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.

BMO Funds

Monegy High Yield Bond Fund		Multi-Asset Income Fund		Government Money Market Fund		Tax-Free Money Market Fund
Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014

$3,738,103	$8,451,618	$7,503	$521,100	$303,258,639	$331,672,561	$165,247,354	$249,403,510
—	25,000	—	25,000	—	—	—	—
4,105,833	11,842,862	25,118,770	46,354,689	1,217,516,473	1,539,820,530	951,431,016	2,075,146,011

$7,843,936	$20,319,480	$25,126,273	$46,900,789	$1,520,775,112	$1,871,493,091	$1,116,678,370	$2,324,549,521

$1,981,640	$3,245,163	$7,666	$4,824	$2,686	$3,643	$4,015	$12,678
1,227	335	360	185	—	—	—	—
1,410,911	2,480,514	74,950	20,802	2,942	2,760	367	6,969

$3,393,778	$5,726,012	$82,976	$25,811	$5,628	$6,403	$4,382	$19,647

$(2,569,357)	$(20,734,050)	$—	$(7,328)	$(273,709,543)	$(359,664,123)	$(147,744,332)	$(239,853,465)
(7,130,414)	(27,372,832)	(9,837,929)	(1,271,437)	(1,151,577,149)	(1,543,587,045)	(866,694,872)	(2,318,037,840)

$(9,699,771)	$(48,106,882)	$(9,837,929)	$(1,278,765)	$(1,425,286,692)	$(1,903,251,168)	$(1,014,439,204)	$(2,557,891,305)

$1,537,943	$(22,061,390)	$15,371,320	$45,647,835	$95,494,048	$(31,751,674)	$102,243,548	$(233,322,137)

375,155	807,229	752	52,076	303,258,639	331,672,561	165,247,354	249,403,494
—	2,377	—	2,441	—	—	—	—
413,294	1,130,466	2,509,174	4,569,280	1,217,516,473	1,539,820,530	951,431,016	2,075,145,914

788,449	1,940,072	2,509,926	4,623,797	1,520,775,112	1,871,493,091	1,116,678,370	2,324,549,408

202,057	310,363	774	471	2,686	3,643	4,015	12,678
125	32	37	18	—	—	—	—
143,965	237,312	7,575	2,031	2,942	2,760	367	6,969

346,147	547,675	8,386	2,502	5,628	6,403	4,382	19,647

(256,509)	(1,983,873)	—	(735)	(273,709,543)	(359,664,123)	(147,744,332)	(239,853,465)
(717,117)	(2,614,008)	(1,000,810)	(124,682)	(1,151,577,149)	(1,543,587,045)	(866,694,872)	(2,318,037,840)

(973,626)	(4,597,881)	(1,000,810)	(125,417)	(1,425,286,692)	(1,903,251,168)	(1,014,439,204)	(2,557,891,305)

160,970	(2,110,134)	1,517,502	4,500,882	95,494,048	(31,751,674)	102,243,548	(233,322,250)

Notes to Financial Statements (continued)

	Prime Money Market Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,975,563,075	$3,756,360,212
Institutional class of shares	4,625,192,597	8,223,133,602

Net proceeds from sale of shares	$6,600,755,672	$11,979,493,814
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$18,434	$34,293
Institutional class of shares	12,717	25,452

Net proceeds from shares issued	$31,151	$59,745
Cost of shares redeemed:
Investor class of shares	$(1,920,003,013)	$(3,822,539,600)
Institutional class of shares	(4,134,428,536)	(8,845,055,905)

Net cost of shares redeemed	$(6,054,431,549)	$(12,667,595,505)

Net change resulting from fund share transactions in dollars	$546,355,274	$(688,041,946)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	1,975,563,075	3,756,360,212
Institutional class of shares	4,625,192,597	8,223,133,602

Net sale of shares	6,600,755,672	11,979,493,814
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	18,434	34,293
Institutional class of shares	12,717	25,452

Net shares issued	31,151	59,745
Shares redeemed:
Investor class of shares	(1,920,003,013)	(3,822,539,600)
Institutional class of shares	(4,134,428,536)	(8,845,055,905)

Net shares redeemed	(6,054,431,549)	(12,667,595,505)

Net change resulting from fund share transactions in shares	546,355,274	(688,041,946)

BMO Funds

6.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity Fund	0.500%	0.490%	0.450%	0.400%
Dividend Income Fund	0.500	0.490	0.450	0.400
Large-Cap Value Fund	0.750	0.740	0.700	0.650
Large-Cap Growth Fund	0.750	0.740	0.700	0.650
Mid-Cap Value Fund	0.685	0.670	0.570	0.510
Mid-Cap Growth Fund	0.685	0.670	0.570	0.510
Small-Cap Value Fund	0.685	0.680	0.620	0.610
Small-Cap Growth Fund	1.000	1.000	1.000	1.000
Micro-Cap Fund	0.900	0.900	0.900	0.900
Global Low Volatility Equity Fund	0.650	0.640	0.600	0.550
Pyrford International Stock Fund	0.735	0.720	0.620	0.560
LGM Emerging Markets Equity Fund	0.900	0.890	0.850	0.800
TCH Emerging Markets Bond Fund	0.600	0.590	0.550	0.550
Ultra Short Tax-Free Fund	0.200	0.190	0.100	0.100
Short Tax-Free Fund	0.250	0.240	0.150	0.150
Short-Term Income Fund	0.200	0.190	0.100	0.100
Intermediate Tax-Free Fund	0.300	0.290	0.200	0.150
Mortgage Income Fund	0.400	0.390	0.300	0.250
TCH Intermediate Income Fund	0.400	0.390	0.300	0.250
TCH Corporate Income Fund	0.250	0.240	0.150	0.100
TCH Core Plus Bond Fund	0.250	0.240	0.150	0.100
Monegy High Yield Bond Fund	0.500	0.500	0.500	0.500

	Fund’s ADNA
Fund	on the first $1 billion	on the next $1 billion	in excess of $2 billion
Small-Cap Core Fund	0.650%	0.625%	0.600%
Pyrford Global Equity Fund	0.600	0.575	0.550
Alternative Strategies Fund(1)	1.700	1.675	1.650
Multi-Asset Income Fund	0.250	0.225	0.200

(1)	Fund inception date is December 16, 2014.

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The Pyrford Global Equity Fund and Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. The TCH Emerging Markets Bond Fund, TCH Intermediate Income Fund, TCH Corporate Income Fund and TCH Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. One of the sub-advisers of the Alternative Strategies Fund is CTC myCFO, LLC, an affiliate of the Adviser. The Monegy High Yield Bond Fund’s sub-adviser is Monegy, Inc., an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2015, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Notes to Financial Statements (continued)

	Annualized Contractual Expense Limitation
Fund	Investor Class	Advisor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6
Low Volatility Equity Fund	0.90%	0.90%	0.65%
Dividend Income Fund	0.90	0.90	0.65
Large-Cap Value Fund	1.24	1.24	0.99
Large-Cap Growth Fund	1.24	1.24	0.99
Mid-Cap Value Fund	1.24	1.24	0.99	1.49%	0.84%
Mid-Cap Growth Fund	1.24	1.24	0.99	1.49	0.84
Small-Cap Value Fund	1.24	1.24	0.99	1.49	0.84
Small-Cap Core Fund	1.15	1.15	0.90
Small-Cap Growth Fund	1.44		1.19
Micro-Cap Fund	1.35	1.35	1.10
Global Low Volatility Equity Fund	1.10	1.10	0.85
Pyrford Global Equity Fund	1.15	1.15	0.90
Pyrford International Stock Fund	1.24	1.24	0.99	1.49	0.84
LGM Emerging Markets Equity Fund	1.40	1.40	1.15
TCH Emerging Markets Bond Fund	1.00	1.00	0.85
Alternative Strategies Fund(1)		2.20	1.95
Ultra Short Tax-Free Fund	0.55	0.55	0.30
Short Tax-Free Fund	0.55	0.55	0.40
Short-Term Income Fund	0.60	0.60	0.35
Intermediate Tax-Free Fund	0.55	0.55	0.50
Mortgage Income Fund	0.80	0.80	0.55
TCH Intermediate Income Fund	0.80	0.80	0.55
TCH Corporate Income Fund	0.59	0.59	0.55
TCH Core Plus Bond Fund	0.59	0.59	0.55
Monegy High Yield Bond Fund	0.90	0.90	0.65
Multi-Asset Income Fund	0.80	0.80	0.55
Government Money Market Fund	0.45		0.20
Tax-Free Money Market Fund	0.45		0.20
Prime Money Market Fund	0.45		0.20

(1)	Fund inception date is December 16, 2014.

For the period ended February 28, 2015, the Adviser chose to voluntarily waive beyond its contractual expense limitations for the following Funds in the following amounts:

Fund	Additional Fees Waived
Government Money Market Fund	$427,244
Tax-Free Money Market Fund	94,195
Prime Money Market Fund	500,752

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended February 28, 2015, the TCH Emerging Markets Bond Fund, Short Tax-Free Fund, Intermediate Tax-Free Fund and TCH Corporate Income Fund contractually waived $1,929, $14,147, $116,823 and $64,905, respectively, in Shareholder Services Fees. The Adviser also may voluntarily choose to waive any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time in its sole discretion. For the period ended February 28, 2015, the Government Money Market Fund, Tax-Free Money Market Fund and Prime Money Market Fund voluntarily waived $152,757, $153,600 and $1,684,425, respectively, in Shareholder Services Fees.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class and Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.25% and 0.50% of the average daily net assets of the Fund’s Advisor Class and Retirement Class R-3 shares, respectively. For the period ended February 28, 2015, the TCH Emerging Markets Bond Fund, Short Tax-Free Fund, Intermediate Tax-Free Fund and TCH Corporate Income Fund contractually waived $13, $13, $211 and $14, respectively, in Distribution Services Fees. The Adviser also may voluntarily choose to waive any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time in its sole discretion.

BMO Funds

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedules A & B and the aggregate average daily net assets of all Funds representing Administration Fee Schedule C as listed below.

Administration Fee Schedule A		Administration Fee Schedule B		Administration Fee Schedule C
Annual Rate	ADNA	Annual Rate	ADNA	Annual Rate	ADNA
0.0925%	on the first $250 million	0.1500%	per class(1)	0.0400%	on the first $2 billion
0.0850	on the next $250 million			0.0300	on the next $2 billion
0.0800	on the next $200 million			0.0250	on the next $2 billion
0.0400	on the next $100 million			0.0200	on the next $2 billion
0.0200	on the next $200 million			0.0100	in excess of $8 billion
0.0100	in excess of $1.0 billion

Fund		Fund		Fund
Low Volatility Equity Fund		Mid-Cap Value Fund(3)		Government Money Market Fund
Dividend Income Fund		Mid-Cap Growth Fund(3)		Tax-Free Money Market Fund
Large-Cap Value Fund		Small-Cap Value Fund(3)		Prime Money Market Fund
Large-Cap Growth Fund		Small-Cap Core Fund
Small-Cap Growth Fund		Pyrford Global Equity Fund
Micro-Cap Fund		Pyrford International Stock Fund(3)
Global Low Volatility Equity Fund		Alternative Strategies Fund(2)
LGM Emerging Markets Equity Fund		Multi-Asset Income Fund
TCH Emerging Markets Bond Fund
Ultra Short Tax-Free Fund
Short Tax-Free Fund
Short-Term Income Fund
Intermediate Tax-Free Fund
Mortgage Income Fund
TCH Intermediate Income Fund
TCH Corporate Income Fund
TCH Core Plus Bond Fund
Monegy High Yield Bond Fund

(1)	Retirement Class R-6 does not pay an Administrative Fee.
(2)	Fund inception date is December 16, 2014.
(3)	For the period ended February 28, 2015, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class	Advisor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6
Mid-Cap Value Fund	$137,490	$20	$103,532	$20	$—
Mid-Cap Growth Fund	90,096	20	102,665	20	—
Small-Cap Value Fund	49,002	19	10,168	19	—
Pyrford International Stock Fund	60,594	18	213,328	18	—

Custodian Fees—BMO Harris is the Funds’ custodian, except for the International Funds, for which State Street Bank & Trust Company maintains custody. BMO Harris receives fees consisting of 0.005% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

Securities Lending—The Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the period ended February 28, 2015:

Fund	Fees Paid
Low Volatility Equity Fund	$3,328
Dividend Income Fund	6,239
Large-Cap Value Fund	11,616
Large-Cap Growth Fund	10,380
Mid-Cap Value Fund	15,785
Mid-Cap Growth Fund	48,400
Small-Cap Value Fund	4,470
Small-Cap Core Fund	317

Fund	Fees Paid
Small-Cap Growth Fund	$342,335
Short-Term Income Fund	4,744
Mortgage Income Fund	743
TCH Intermediate Income Fund	6,810
TCH Coporate Income Fund	7,693
TCH Core Plus Bond Fund	33,741
Multi-Asset Income Fund	12,079

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are

Notes to Financial Statements (continued)

affiliates as of February 28, 2015 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain
Cash Sweep Investments in BMO Government Money Market Fund, Class I, 0.010%
Mortgage Income Fund	$5,780,283	$29,928,410	$32,753,962	$—	$2,954,731	$188	$—

Cash Sweep Investments in BMO Tax-Free Money Market Fund, Class I, 0.010%
Ultra Short Tax-Free Fund	12,646,866	245,065,336	237,346,943	—	20,365,259	873	—
Short Tax-Free Fund	949,266	49,171,707	47,714,910	—	2,406,063	147	—
Intermediate Tax-Free Fund	15,311,546	217,731,090	205,122,745	—	27,919,891	1,247	—

Cash Sweep Investments in BMO Prime Money Market Fund, Class I, 0.010%
Low Volatility Equity Fund	848,192	11,760,754	10,733,209	—	1,875,737	87	—
Dividend Income Fund	2,260,802	10,078,502	9,603,487	—	2,735,817	164	—
Large-Cap Value Fund	4,567,614	41,175,322	38,808,514	—	6,934,422	414	—
Large-Cap Growth Fund	2,829,759	70,881,527	67,129,348	—	6,581,938	527	—
Mid-Cap Value Fund	11,427,237	46,607,906	48,304,907	—	9,730,236	767	—
Mid-Cap Growth Fund	3,959,857	34,446,371	32,885,128	—	5,521,100	355	—
Small-Cap Value Fund	1,787,767	23,930,675	21,371,780	—	4,346,662	177	—
Small-Cap Core Fund	70,868	223,397	205,127	—	89,138	5	—
Small-Cap Growth Fund	19,470,988	128,193,715	125,155,132	—	22,509,571	1,000	—
Micro-Cap Fund	43,685	1,010,043	978,817	—	74,911	6	—
Short-Term Income Fund	2,146,826	50,593,613	49,407,051	—	3,333,388	212	—
TCH Intermediate Income Fund	4,217,503	54,714,483	41,017,034	—	17,914,952	466	—
TCH Corporate Income Fund	5,075,402	103,456,324	84,018,408	—	24,513,318	902	—
TCH Core Plus Bond Fund	25,586,741	228,893,043	223,082,766	—	31,397,018	1,596	—
Monegy High Yield Bond Fund	369,393	13,052,289	11,195,101	—	2,226,581	130	—
Multi-Asset Income	674,071	19,640,567	18,379,094	—	1,935,544	80	—

Investments in Other Affiliates
Fund/Security Description
Small-Cap Growth Fund
UCP, Inc., Class A(1)	5,329,500	—	474,450	(2,214,836)	3,416,104	—	(164,610)

Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	—	5,010,228	—	4,963	5,015,191	12,545	149

Multi-Asset Income Fund
Short-Term Income Fund	913,630	334,629	—	(5,063)	1,243,736	8,830	—
Monegy High Yield Bond Fund	1,147,979	515,707	—	(83,475)	1,583,091	40,243	36,767

Totals	2,061,609	850,336	—	(88,538)	2,826,827	49,073	36,767

(1)	No longer affiliated as of February 28, 2015.

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes, although the Money Market Funds cannot participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. No interfund borrowing or lending balances existed as of February 28, 2015.

Funds utilizing the Interfund lending program during the period ended February 28, 2015 were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Micro-Cap Fund	$390	0.675%
Ultra Short Tax-Free Fund	4,031	0.695
Short Tax-Free Fund	3,422	0.695
Intermediate Tax-Free Fund	22,602	0.695

Investment Transactions—The Funds, on occasion, may purchase or sell a security with another Fund or client of the Adviser pursuant to procedures approved by the Directors.

BMO Funds

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receives any compensation from the Funds.

7.	Line of Credit

Through January 15, 2015, the Corporation, on behalf of the respective Funds, participated in a $50 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings were charged interest at a rate of 1.25% per annum over the greater of the Federal Funds rate or the London Interbank Offered Rate (“LIBOR”) and included a commitment fee of 0.12% per annum on the daily unused portion. Effective January 16, 2015, the LOC was renewed at $25 million, with a commitment fee of 0.15% per annum on the daily unused portion and an administrative fee of 0.025% per annum on the entire LOC. No borrowings were outstanding under the LOC at February 28, 2015. The Funds did not utilize the LOC during the period ended February 28, 2015.

8.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2015 were as follows:

	Other than U.S Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$20,934,626	$13,301,076	$—	$—
Dividend Income Fund	26,606,289	21,303,482	—	—
Large-Cap Value Fund	104,451,930	80,671,506	—	—
Large-Cap Growth Fund	129,505,214	71,494,083	—	—
Mid-Cap Value Fund	52,742,177	58,227,819	—	—
Mid-Cap Growth Fund	72,476,873	79,916,000	—	—
Small-Cap Value Fund	21,634,764	21,693,128	—	—
Small-Cap Core Fund	1,177,821	1,116,310	—	—
Small-Cap Growth Fund	185,631,969	271,133,349	—	—
Micro-Cap Fund	1,909,927	1,577,610	—	—
Global Low Volatility Equity Fund	752,987	552,058	—	—
Pyrford Global Equity Fund	92,410	84,129	—	—
Pyrford International Stock Fund	98,754,509	20,119,940	—	—
LGM Emerging Markets Equity Fund	22,486,603	20,424,617	—	—
TCH Emerging Markets Bond Fund	2,237,589	1,923,418	—	—
Alternative Strategies Fund(1)	28,055,896	8,875,410	—	—
Ultra Short Tax-Free Fund	353,854,651	274,028,340	—	—
Short Tax-Free Fund	72,552,480	49,348,153	—	—
Short-Term Income Fund	20,898,768	31,036,475	—	—
Intermediate Tax-Free Fund	458,385,274	221,342,569	24,104,435	4,134,499
Mortgage Income Fund	2,445,153	1,744,394	—	—
TCH Intermediate Income Fund	22,744,575	38,394,288	36,307,003	40,277,816
TCH Corporate Income Fund	113,910,829	36,419,592	19,686,721	17,339,549
TCH Core Plus Bond Fund	162,795,289	96,389,155	8,210,261	—
Monegy High Yield Bond Fund	13,429,589	14,876,480	102,650,852	41,341,546
Multi-Asset Income Fund	21,151,000	7,041,257	—	—

(1)	Reflects operations for the period from December 16, 2014 (inception date) to February 28, 2015.

9.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization, and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with the FASB interpretation Accounting for Uncertainty in Income Taxes, which provides guidance for how uncertain tax provisions should be recognized, measured, presented, and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Notes to Financial Statements (continued)

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2015. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, partnerships, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
Low Volatility Equity Fund	$89,862,341		$10,427,358	$(863,880)	$9,563,478
Dividend Income Fund	151,584,492		28,632,942	(1,469,444)	27,163,498
Large-Cap Value Fund	354,527,031		62,057,994	(3,448,071)	58,609,923
Large-Cap Growth Fund	376,615,708		75,777,124	(4,418,948)	71,358,176
Mid-Cap Value Fund	394,595,644		106,881,644	(3,559,244)	103,322,400
Mid-Cap Growth Fund	312,589,904		88,236,501	(10,844,022)	77,392,479
Small-Cap Value Fund	114,486,254		15,457,142	(5,689,151)	9,767,991
Small-Cap Core Fund	5,008,290		531,521	(143,628)	387,893
Small-Cap Growth Fund	961,994,243		206,166,844	(54,153,053)	152,013,791
Micro-Cap Fund	2,663,634		401,480	(126,719)	274,761
Global Low Volatility Fund	5,253,537		446,164	(104,550)	341,614
Pyrford Global Equity Fund	1,383,365		94,247	(60,625)	33,622
Pyrford International Stock Fund	412,710,313		53,107,665	(13,885,961)	39,221,704
LGM Emerging Markets Equity Fund	173,090,006		33,677,185	(12,892,598)	20,784,587
TCH Emerging Markets Bond Fund	9,859,243		244,206	(261,331)	(17,125)
Alternative Strategies Fund	33,365,101		1,550,477	(287,652)	(1,262,825)
Ultra Short Tax-Free Fund	786,236,954		2,109,776	(233,682)	1,876,094
Short Tax-Free Fund	126,735,911		1,361,727	(121,006)	1,240,721
Short-Term Income Fund	268,523,771		1,330,005	(1,101,543)	228,462
Intermediate Tax-Free Fund	1,599,193,204		65,306,391	(1,511,417)	63,794,974
Mortgage Income Fund	120,825,405		3,761,454	(269,721)	3,491,733
TCH Intermediate Income Fund	188,576,649		2,196,710	(714,174)	1,482,536
TCH Corporate Income Fund	349,389,029		11,921,344	(1,736,895)	10,184,449
TCH Core Plus Bond Fund	1,356,461,113		36,137,655	(6,326,526)	29,811,129
Monegy High Yield Bond Fund	73,235,348		2,145,250	(1,343,775)	801,475
Multi-Asset Income Fund	79,759,957		704,615	(2,313,708)	(21,609,093)
Government Money Market Fund	628,637,828	*	—	—	—
Tax-Free Money Market Fund	687,043,932	*	—	—	—
Prime Money Market Fund	3,871,617,997	*	—	—	—

*	at amortized cost

BMO Funds

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2014 and 2013 was as follows:

	2014			2013
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Low Volatility Equity Fund	$1,054,029	$—	$12,142	$240,035	$—	$—
Dividend Income Fund	3,240,966	—	2,772,596	2,373,139	—	—
Large-Cap Value Fund	4,017,673	—	12,022,953	2,533,836	—	—
Large-Cap Growth Fund	9,634,030	—	8,762,754	683,427	—	15,677,158
Mid-Cap Value Fund	9,101,983	—	34,599,806	1,660,299	—	10,374,352
Mid-Cap Growth Fund	12,732,841	—	18,985,770	346,052	—	13,552,053
Small-Cap Value Fund	3,255,130	—	2,539,680	370,768	—	559,103
Small-Cap Core Fund	—	—	—	—	—	—
Small-Cap Growth Fund	54,758,306	—	42,844,352	492,972	—	39,329,731
Global Low Volatility Equity Fund	—	—	—	—	—	—
Pyrford Global Equity Fund	—	—	—	—	—	—
Pyrford International Stock Fund	12,984,772	—	666,055	3,209,787	—	—
LGM Emerging Markets Equity Fund	2,213,603	—	—	819,494	—	3,503,358
TCH Emerging Markets Bond Fund	79,800	—	—	—	—	—
Ultra Short Tax-Free Fund	436	5,614,701	169,545	261,157	7,932,544	55,397
Short Tax-Free Fund	93	1,025,728	—	—	391,697	—
Short-Term Income Fund	3,273,149	—	—	3,734,494	—	—
Intermediate Tax-Free Fund	86,987	32,886,448	—	3,884,439	33,035,379	3,211,715
Mortgage Income Fund	4,176,352	—	—	6,346,907	—	917,543
TCH Intermediate Income Fund	2,721,639	—	—	2,178,725	—	—
TCH Corporate Income Fund	5,115,960	—	—	7,280,112	—	1,111,646
TCH Core Plus Bond	23,835,203	—	1,243,013	10,723,926	—	1,111,143
Monegy High Yield Bond Fund	5,891,477	—	830,552	5,605,042	—	2,468
Multi-Asset Income Fund	380,946	—	—	—	—	—
Government Money Market Fund	58,206	—	—	58,379	—	88
Tax-Free Money Market Fund	33,997	174,896	4,302	3,862	802,550	119,680
Prime Money Market Fund	400,645	—	—	1,851,759	—	2,560

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2014, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency, Dividend Payable, and Other Components	Unrealized Appreciation on Securities
Low Volatility Equity Fund	$2,648,197	$—	$714,583	$—	$—	$5,644,303
Dividend Income Fund	939,421	—	6,162,104	—	—	25,694,133
Large-Cap Value Fund	3,583,576	—	17,708,610	—	—	60,988,356
Large-Cap Growth Fund	10,067,881	—	18,936,209	—	—	59,682,561
Mid-Cap Value Fund	7,262,602	—	23,080,590	—	1	100,036,001
Mid-Cap Growth Fund	786,583	—	27,852,282	—	—	80,014,253
Small-Cap Value Fund	601,556	—	3,668,733	—	—	12,499,783
Small-Cap Core Fund	—	—	—	(45,670)	1	162,522
Small-Cap Growth Fund	32,343,926	—	96,443,270	—	—	89,610,605
Micro-Cap Fund	93,567	—	46	—	—	274,761
Global Low Volatility Equity Fund	42,879	—	—	—	—	196,319
Pyrford Global Equity Fund	24,216	—	—	—	17	53,739
Pyrford International Stock Fund	209,534	—	—	(836,125)	(20,776)	45,055,063
LGM Emerging Markets Equity Fund	2,243,294	—	—	(3,881,801)	(8,445)	21,120,132
TCH Emerging Markets Bond Fund	395,165	—	—	—	(6)	425,407
Ultra Short Tax-Free Fund	—	298,636	—	(127,129)	(309,875)	2,097,483
Short Tax-Free Fund	12,149	88,780	—	—	(79,871)	1,069,258
Short-Term Income Fund	127,800	—	—	(2,440,190)	(100,003)	850,284
Intermediate Tax-Free Fund	95,247	715,829	—	(2,496,222)	(705,411)	50,787,364
Mortgage Income Fund	30,696	—	—	(5,308,867)	(45,624)	2,812,035
TCH Intermediate Income Fund	58,135	—	—	(25,863,964)	(68,162)	2,529,525
TCH Corporate Income Fund	128,913	—	145,853	—	(131,611)	12,136,700
TCH Core Plus Bond Fund	182,719	—	623,538	—	(185,033)	36,024,104

Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency, Dividend Payable, and Other Components	Unrealized Appreciation on Securities
Monegy High Yield Bond Fund	$224,167	$—	$1,566,305	$—	$(39,617)	$2,520,522
Multi-Asset Income Fund	5,356	—	2,106	—	—	581,859
Government Money Market Fund	3,987	—	—	—	(3,987)	—
Tax-Free Money Market Fund	—	15,941	—	—	(15,888)	—
Prime Money Market Fund	22,193	—	—	—	(23,963)	—

At August 31, 2014, certain Funds had capital loss carryforwards, which may reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders that would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

				Not Subject to Expiration
Fund	2015	2016	2018	2019	ST	LT	Total
LGM Emerging Markets Equity Fund	$—	$—	$—	$—	$1,194,407	$59,951	$1,254,358
Ultra Short Tax-Free Fund	—	—	—	—	127,129	—	127,129
Short-Term Income Fund	983,288	216,882	—	—	584,828	621,121	2,406,119
Intermediate Tax-Free Fund	—	—	—	—	2,496,222	—	2,496,222
Mortgage Income Fund	—	—	—	—	1,576,140	1,173,083	2,749,223
Short-Intermediate Bond Fund	4,113,802	—	20,798,157	952,005	—	—	25,863,964

Under The Registered Investment Company Modernization Act of 2010 (the “Modernization Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Modernization Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Modernization Act.

During the fiscal year ended August 31, 2014, the Short Tax-Free and TCH Intermediate Income Funds, respectively, utilized $97,640 and $897,798 of capital loss carryforwards.

The Short-Term Income Fund had losses expiring during the fiscal year ended August 31, 2014, in the amount of $906,238.

As of August 31, 2014, the following Funds had post-October losses, which are deferred until fiscal year 2015 for tax purposes, of:

Fund	Post-October Losses
Small Cap Core Fund	$45,305
Pyrford International Stock Fund	836,125
LGM Emerging Markets Equity Fund	2,627,443
Short-Term Income Fund	34,071
Mortgage Income Fund	2,559,644

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of August 31, 2014, the Small-Cap Core Fund had qualified late-year ordinary losses of $365 which are deferred until fiscal year 2015 for tax purposes.

Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

10.	Subsequent Events

On March 30, 2015, the BMO Micro-Cap Fund ceased operations and liquidated assets. On April 21, 2015, shares of the Investor class were converted into Advisor class shares for the following Funds: Dividend Income Fund, Small-Cap Core Fund, Small-Cap Value Fund, Global Low Volatility Fund, Pyrford Global Equity Fund, LGM Emerging Markets Equity Fund, TCH Emerging Markets Bond Fund, Monegy High Yield Bond Fund and the Multi-Asset Income Fund.

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts

Approval of Investment Advisory and Subadvisory Agreements for BMO Alternative Strategies Fund

At a meeting held on August 12-13, 2014 (the “Meeting”), the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation (the “Independent Directors”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered: (i) the initial approval of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”), on behalf of the BMO Alternative Strategies Fund (the “Fund”); and (ii) the initial approval of the subadvisory agreements (the “Subadvisory Agreements”) between the Adviser and each of CTC myCFO, LLC (“CTC”); Graham Capital Management, L.P.; Capstone Investment Advisors, LLC; Pine River Capital Management, L.P.; Cramer Rosenthal McGlynn LLC; Iridian Asset Management LLC; and Sound Point Capital Management, L.P. (each individually, a “Subadviser” and collectively, the “Subadvisers”) on behalf of the Fund.

During the Meeting, the Board met with management of the Adviser and with representatives from each Subadviser. In that Meeting, the Board and the Adviser discussed the multi-manager structure of the Fund and the proposed Subadvisers to manage portions of the Fund’s assets. The Board and the Adviser also discussed the objectives and principal investment strategy of the Fund; the rationale for launching the Fund within the mutual fund family; the capabilities of the investment team, including performance records and capacity; the proposed fee and expense structure; the competitive landscape; and the schedule for launch. In addition, the representatives of each Subadviser described, among other things, their proposed management of the Fund, including the proposed portfolio management team’s experience and its investment approach and process. The Board then discussed the product, the investment team, the nature and quality of services to be provided by the investment team, the fees and expenses to be charged to the Fund, the anticipated growth of the Fund, and the potential for economies of scale. The Board, including the Independent Directors, was satisfied with the proposed Fund; the capabilities of the Adviser, the Subadvisers, and the investment team to adequately manage the Fund; and the relative fees and expenses. The Independent Directors also met separately in executive session with independent legal counsel to review and consider the information provided by the Adviser and the Subadvisers regarding the proposed Advisory and Subadvisory Agreements for the Fund.

The Independent Directors considered, among other factors, the Adviser’s long-term relationship with funds in the BMO complex and the services the Adviser provides for such funds. In evaluating the proposed Advisory Agreement, the Board considered the information that they requested and reviewed in connection with the July 8-9, 2014 special meeting and the current Meeting. The Directors noted that, in evaluating the Advisory and Subadvisory Agreements, they were taking into account their accumulated experience as Directors in working with the Adviser on matters relating to other funds in the BMO complex. Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of the Fund to approve each of the Advisory and Subadvisory Agreements. In reaching its decision, the Board considered materials relevant to its review of the Advisory and Subadvisory Agreements, including copies of the proposed Advisory and Subadvisory Agreements; the fees proposed to be paid to the Adviser and to the Subadvisers; information regarding the Fund’s investment strategy and operations; information regarding the Adviser’s and each Subadviser’s financial condition, personnel, compliance program and operations; and other information provided in response to the requirements of Section 15(c) of the 1940 Act. In their deliberations, the Directors did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent, and Quality of Services

In evaluating the nature, extent, and quality of the services to be provided by the Adviser and the Subadvisers to the Fund, the Board reviewed information describing the resources and key personnel of the Adviser and each Subadviser, including the personnel who would provide investment management services to the Fund. The Board considered the presentations made to the Board by the Adviser and each Subadviser. With respect to the Adviser, the Board considered the administrative services that it would provide for the Fund, as well as other services to be performed by the Adviser, including monitoring of the execution of portfolio transactions; monitoring adherence to the Fund’s investment restrictions, with the Fund’s compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to new funds and the differentiation of the advisory services provided by the management team versus the portfolio management services provided by the Subadvisers. With respect to each Subadviser, the Board specifically noted each Subadviser’s experience, if any, in managing registered investment companies and each Subadviser’s compliance program as it would relate to the Fund. The Board considered the other services to be provided by the Subadvisers under the proposed Subadvisory Agreements, including selecting broker-dealers for execution of portfolio transactions; monitoring adherence to the Fund’s investment restrictions; and assisting with portfolio compliance with securities laws, regulations, policies, and procedures. With respect to CTC, an affiliate of the Adviser, the Board noted CTC’s experience in the alternative strategies space and its proposed responsibility for assisting the Adviser in the selection of subadvisers and asset allocation. The Board then discussed the subadviser selection process used by CTC for the Fund.

Based upon this review, the Board concluded that the nature, quality, and extent of the services to be provided to the Fund by the Adviser and each Subadviser are expected to be satisfactory.

Shareholder Report Disclosure of Directors’ Approval of Advisory and Sub-Advisory Contracts (continued)

Performance Information

As the Fund is a newly created series, the Board did not review performance information for the Fund. The Board did, however, review historical and/or synthetic performance data for various periods ended June 30, 2014 of accounts managed by the Subadvisers with a comparable strategy to the Fund.

Costs of Services Provided and Profitability

The Board reviewed information comparing the Fund’s proposed management fee levels, including relevant comparisons, and fee breakpoints. The Board also reviewed the management fees charged by the Adviser to its separate account clients and noted management’s statements that the Adviser performs significant additional services for the funds in the BMO complex that it does not provide to its other clients, including oversight of the funds’ other service providers, Board support, and regulatory compliance.

The Board noted the Fund’s aggressive pricing in order to be competitive in the market. The Board considered that the Adviser has agreed to a contractual expense limitation for the Fund (the “Expense Limitation”) and that the net expense ratio for the Fund takes into account the effect of the Expense Limitation. The Board considered the financial condition of the Adviser and certain of its affiliates. The Board noted that because the Fund was newly organized and had no assets, the Adviser did not provide profitability information. The Board considered the proposed Expense Limitation Agreement and concluded that profitability was not expected to be unreasonable.

With respect to the Subadvisers, the Board considered the proposed fees payable under the Subadvisory Agreements, noting that the fees would be paid by the Adviser (not the Fund) and the comparison of such fees to other accounts managed by each Subadviser. With respect to profitability, the Board considered that the Adviser compensates the Subadvisers from its fee and that CTC is an affiliate of the Adviser. On the basis of the information provided, the Board concluded that the subadvisory management fee to be paid to each Subadviser was reasonable, taking into account the nature, quality, and extent of services to be provided by each Subadviser.

On the basis of the information provided, the Board concluded that the Fund’s management and subadvisory fees were reasonable, taking into account the nature, quality, and extent of services to be provided by the Adviser and each Subadviser.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the Fund’s fee levels reflect these economies of scale for the benefit of shareholders. The Board considered that the Fund was not yet operational and had no assets. In addition, the Board considered that the management fee had breakpoints so that the Fund could experience economies of scale as it grows. The Board then noted the Fund’s net expense ratio giving effect to the Expense Limitation. The Board concluded that these factors were reasonable in providing the benefits of economies of scale to shareholders at this time.

Other Benefits to the Adviser and Subadvisers

The Board considered benefits that will accrue to the Adviser and its affiliates, including CTC, from their contractual relationships with the Fund, including administration fees, revenue in the form of administration fees, custody fees, shareholder service fees, and securities lending revenue. In addition, the Board noted that the Adviser and Sub-Advisers may engage in soft dollar arrangements in connection with equity security brokerage transactions for the Fund and/or other clients. The Board noted that, other than the services provided by the Adviser and Subadvisers pursuant to the Advisory and Subadvisory Agreements and the related fees to be paid by the Fund, the Adviser and Subadvisers may benefit from their relationships with each other in other ways. The Board also considered that the success of the Fund could attract other business to the Adviser or a Subadviser. The Board concluded that, taking into account these benefits, the management fee for the Fund was reasonable.

Conclusion

After full consideration of the above factors as well as other factors that were instructive in evaluating the Advisory Agreement and the Subadvisory Agreements, the Board concluded that the terms of the Advisory Agreement and the Subadvisory Agreements are fair and reasonable and that approval of the Advisory Agreement and the Subadvisory Agreements is in the best interests of the Fund, taking into consideration the nature, extent, and quality of services to be provided; proposed fee and expense levels; economies of scale; and other benefits to the Adviser and the Subadvisers.

NOTES

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1793

BMO Funds U.S. Services

P.O. Box 55931

Boston, MA 02205-5931

1-800-236-FUND (3863)

414-287-8555

www.bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

© 2015 BMO Financial Group	Investment Products are: Not FDIC Insured	No Bank Guarantee	May Lose Value

BMO Asset Allocation Funds

Semi-Annual Report

February 28, 2015

Target Retirement Funds

BMO Target Retirement 2010 Fund

BMO Target Retirement 2015 Fund

BMO Target Retirement 2020 Fund

BMO Target Retirement 2025 Fund

BMO Target Retirement 2030 Fund

BMO Target Retirement 2035 Fund

BMO Target Retirement 2040 Fund

BMO Target Retirement 2045 Fund

BMO Target Retirement 2050 Fund

BMO Target Retirement 2055 Fund

Target Risk Funds

BMO Conservative Allocation Fund

BMO Moderate Allocation Fund

BMO Balanced Allocation Fund

BMO Growth Allocation Fund

BMO Aggressive Allocation Fund

Financial Information

Expense Example			2

Schedules of Investments:
BMO Target Retirement 2010 Fund	5	BMO Target Retirement 2050 Fund	10
BMO Target Retirement 2015 Fund	5	BMO Target Retirement 2055 Fund	11
BMO Target Retirement 2020 Fund	6	BMO Conservative Allocation Fund	12
BMO Target Retirement 2025 Fund	7	BMO Moderate Allocation Fund	12
BMO Target Retirement 2030 Fund	8	BMO Balanced Allocation Fund	13
BMO Target Retirement 2035 Fund	8	BMO Growth Allocation Fund	14
BMO Target Retirement 2040 Fund	9	BMO Aggressive Allocation Fund	15
BMO Target Retirement 2045 Fund	10	Notes to Schedules of Investments	15

Statements of Assets and Liabilities			16
Statements of Operations			19
Statements of Changes in Net Assets			22
Financial Highlights			27
Notes to Financial Statements			31

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2015

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2015 (9/1/14-2/28/15).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor				Institutional
Fund	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)
2010 Fund
Actual	$1,000.00	$1,014.80	0.33%	$1.65	$1,000.00	$1,016.00	0.08%	$0.41
Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.33	1.65	1,000.00	1,024.60	0.08	0.41
2015 Fund
Actual	1,000.00	1,018.50	0.33	1.66	1,000.00	1,019.20	0.08	0.42
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.33	1.66	1,000.00	1,024.59	0.08	0.42
2020 Fund
Actual	1,000.00	1,021.60	0.33	1.65	1,000.00	1,023.10	0.08	0.40
Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.33	1.65	1,000.00	1,024.61	0.08	0.40
2025 Fund
Actual	1,000.00	1,022.40	0.33	1.65	1,000.00	1,024.30	0.08	0.38
Hypothetical (5% return before expenses)	1,000.00	1,023.37	0.33	1.65	1,000.00	1,024.63	0.08	0.38
2030 Fund
Actual	1,000.00	1,024.70	0.37	1.86	1,000.00	1,026.00	0.12	0.60
Hypothetical (5% return before expenses)	1,000.00	1,023.17	0.37	1.85	1,000.00	1,024.40	0.12	0.60
2035 Fund
Actual	1,000.00	1,024.60	0.37	1.86	1,000.00	1,025.50	0.12	0.62
Hypothetical (5% return before expenses)	1,000.00	1,023.17	0.37	1.85	1,000.00	1,024.38	0.12	0.62
2040 Fund
Actual	1,000.00	1,027.30	0.36	1.81	1,000.00	1,028.80	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,023.22	0.36	1.80	1,000.00	1,024.45	0.11	0.55
2045 Fund
Actual	1,000.00	1,028.30	0.36	1.79	1,000.00	1,029.40	0.11	0.53
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.36	1.78	1,000.00	1,024.48	0.11	0.53
2050 Fund
Actual	1,000.00	1,028.00	0.36	1.81	1,000.00	1,029.30	0.11	0.55
Hypothetical (5% return before expenses)	1,000.00	1,023.22	0.36	1.80	1,000.00	1,024.46	0.11	0.55

2

Expense Example (Unaudited) (continued)

	Investor				Institutional
Fund	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)
2055 Fund
Actual	$1,000.00	$1,027.00	0.36%	$1.78	$1,000.00	$1,028.90	0.11%	$0.55
Hypothetical (5% return before expenses)	1,000.00	1,023.24	0.36	1.78	1,000.00	1,024.45	0.11	0.55
Conservative Allocation Fund
Actual	1,000.00	1,014.60	0.33	1.65	1,000.00	1,016.10	0.08	0.40
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.33	1.66	1,000.00	1,024.60	0.08	0.40
Moderate Allocation Fund
Actual	1,000.00	1,020.30	0.30	1.50	1,000.00	1,020.60	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,023.51	0.30	1.50	1,000.00	1,024.75	0.05	0.25
Balanced Allocation Fund
Actual	1,000.00	1,024.80	0.33	1.66	1,000.00	1,026.30	0.08	0.40
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.33	1.66	1,000.00	1,024.60	0.08	0.40
Growth Allocation Fund
Actual	1,000.00	1,029.80	0.30	1.51	1,000.00	1,031.10	0.05	0.25
Hypothetical (5% return before expenses)	1,000.00	1,023.51	0.30	1.51	1,000.00	1,024.75	0.05	0.25
Aggressive Allocation Fund
Actual	1,000.00	1,036.30	0.35	1.74	1,000.00	1,036.70	0.10	0.49
Hypothetical (5% return before expenses)	1,000.00	1,023.29	0.35	1.73	1,000.00	1,024.52	0.10	0.49

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2014 through February 28, 2015, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)
2010 Fund
Actual	$1,000.00	$1,013.70	0.58%	$2.90	$1,000.00	$1,017.00	0.00%	$0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.92	1,000.00	1,025.00	0.00	0.00
2015 Fund
Actual	1,000.00	1,018.00	0.58	2.91	1,000.00	1,020.00	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.11	0.58	2.92	1,000.00	1,025.00	0.00	0.00
2020 Fund
Actual	1,000.00	1,019.30	0.58	2.90	1,000.00	1,022.70	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.91	1,000.00	1,025.00	0.00	0.00
2025 Fund
Actual	1,000.00	1,021.70	0.58	2.90	1,000.00	1,024.80	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.13	0.58	2.90	1,000.00	1,025.00	0.00	0.00
2030 Fund
Actual	1,000.00	1,023.30	0.62	3.11	1,000.00	1,026.70	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.62	3.11	1,000.00	1,025.00	0.00	0.00
2035 Fund
Actual	1,000.00	1,024.40	0.62	3.09	1,000.00	1,027.10	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.95	0.62	3.09	1,000.00	1,025.00	0.00	0.00
2040 Fund
Actual	1,000.00	1,027.10	0.61	3.06	1,000.00	1,030.40	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.61	3.06	1,000.00	1,025.00	0.00	0.00
2045 Fund
Actual	1,000.00	1,027.70	0.61	3.04	1,000.00	1,030.80	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.61	3.03	1,000.00	1,025.00	0.00	0.00
2050 Fund
Actual	1,000.00	1,026.80	0.61	3.06	1,000.00	1,030.00	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.61	3.06	1,000.00	1,025.00	0.00	0.00
2055 Fund
Actual	1,000.00	1,025.80	0.61	3.05	1,000.00	1,028.80	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.99	0.61	3.04	1,000.00	1,025.00	0.00	0.00
Conservative Allocation Fund
Actual	1,000.00	1,013.00	0.58	2.90	1,000.00	1,016.90	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.91	1,000.00	1,025.00	0.00	0.00
Moderate Allocation Fund
Actual	1,000.00	1,017.80	0.55	2.75	1,000.00	1,022.60	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55	2.76	1,000.00	1,025.00	0.00	0.00
Balanced Allocation Fund
Actual	1,000.00	1,023.40	0.58	2.91	1,000.00	1,026.20	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.91	1,000.00	1,025.00	0.00	0.00

3

Expense Example (Unaudited) (continued)

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)	Beginning account value 9/1/14	Ending account value 2/28/15	Annualized Expense Ratio(1)	Expenses paid during period 9/1/14- 2/28/15(1)
Growth Allocation Fund
Actual	$1,000.00	$1,029.20	0.55%	$2.77	$1,000.00	$1,032.20	0.00%	$0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55	2.76	1,000.00	1,025.00	0.00	0.00
Aggressive Allocation Fund
Actual	1,000.00	1,034.70	0.60	3.00	1,000.00	1,038.60	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.05	0.60	2.98	1,000.00	1,025.00	0.00	0.00

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2014 through February 28, 2015, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

February 28, 2015 (Unaudited)

Schedules of Investments	BMO Funds

2010 Fund

Description	Shares	Value
Mutual Funds — 98.1%

Large-Cap Funds — 19.0%
BMO Dividend Income Fund (1)	60,067	$834,328
BMO Large-Cap Value Fund (1)	43,063	695,891
BMO Low Volatility Equity Fund (1)	45,827	614,078
Harbor Capital Appreciation Fund	8,004	500,354
T Rowe Price Growth Stock Fund	9,165	507,025
Vanguard Equity Income Fund	12,541	832,601
Vanguard Institutional Index Fund	7,047	1,363,690

Total Large-Cap Funds		5,347,967

Mid-Cap Funds — 4.4%
BMO Mid-Cap Growth Fund (1)	16,634	361,619
BMO Mid-Cap Value Fund (1)	26,978	440,279
Vanguard Mid-Cap Index Fund	12,814	450,027

Total Mid-Cap Funds		1,251,925

Small-Cap Funds — 2.1%
BMO Micro-Cap Fund (1)	6,930	85,589
BMO Small-Cap Growth Fund (1)	9,895	198,099
Goldman Sachs Small Cap Value Fund	5,449	307,210

Total Small-Cap Funds		590,898

International Funds — 11.2%
BMO LGM Emerging Markets Equity Fund (1)	35,798	500,459
BMO LGM Frontier Markets Equity Fund (1)	13,215	119,466
BMO Pyrford International Stock Fund (1)	64,728	836,937
DFA International Small Company Portfolio	4,802	86,050
Dodge & Cox International Stock Fund	18,350	809,955
Harbor International Fund	11,361	785,126

Total International Funds		3,137,993

Fixed Income Funds — 59.8%
BMO Monegy High Yield Bond Fund (1)	42,347	416,690
BMO TCH Core Plus Bond Fund (1)	557,282	6,609,363
Federated Institutional High-Yield Bond Fund	50,035	504,355
Fidelity Advisor Floating Rate High Income Fund	103,757	1,009,551
Metropolitan West Total Return Bond Fund	338,926	3,728,189
PIMCO Unconstrained Bond Fund	164,767	1,853,634
TCW Emerging Markets Income Fund	87,589	699,398
Vanguard Short-Term Inflation-Protected Securities Index Fund	57,654	1,405,607
Vanguard Short-Term Investment Grade Fund	52,160	558,107

Total Fixed Income Funds		16,784,894

Alternative Funds — 1.6%
Credit Suisse Commodity Return Strategy Fund (2)	38,129	226,867
Vanguard REIT Index Fund	12,118	221,630

Total Alternative Funds		448,497

Total Mutual Funds (identified cost $23,220,619)		27,562,174

Description	Shares	Value
Short-Term Investments — 1.5%

Mutual Funds — 1.5%
BMO Prime Money Market Fund, Class I, 0.010% (1)	423,410	$423,410

Total Short-Term Investments (identified cost $423,410)		423,410

Total Investments — 99.6% (identified cost $23,644,029)		27,985,584
Other Assets and Liabilities — 0.4%		98,853

Total Net Assets — 100.0%		$28,084,437

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	19.0%
Mid-Cap Funds	4.4
Small-Cap Funds	2.1
International Funds	11.2
Fixed Income Funds	59.8
Alternative Funds	1.6
Other Assets & Liabilities, Net	1.9

Total	100.0%

2015 Fund

Description	Shares	Value
Mutual Funds — 97.8%

Large-Cap Funds — 25.3%
BMO Dividend Income Fund (1)	13,421	$186,421
BMO Large-Cap Value Fund (1)	13,304	214,990
BMO Low Volatility Equity Fund (1)	11,970	160,400
Harbor Capital Appreciation Fund	2,687	167,994
T Rowe Price Growth Stock Fund	3,038	168,079
Vanguard Equity Income Fund	2,808	186,443
Vanguard Institutional Index Fund	2,612	505,454

Total Large-Cap Funds		1,589,781

Mid-Cap Funds — 6.9%
BMO Mid-Cap Growth Fund (1)	6,154	133,795
BMO Mid-Cap Value Fund (1)	9,188	149,948
Vanguard Mid-Cap Index Fund	4,304	151,164

Total Mid-Cap Funds		434,907

Small-Cap Funds — 3.2%
BMO Micro-Cap Fund (1)	2,083	25,731
BMO Small-Cap Growth Fund (1)	4,213	84,352
Goldman Sachs Small Cap Value Fund	1,657	93,413

Total Small-Cap Funds		203,496

International Funds — 15.2%
BMO LGM Emerging Markets Equity Fund (1)	11,524	161,110
BMO LGM Frontier Markets Equity Fund (1)	3,115	28,159
BMO Pyrford International Stock Fund (1)	18,296	236,571
DFA International Small Company Portfolio	1,800	32,252
Dodge & Cox International Stock Fund	5,728	252,829
Harbor International Fund	3,534	244,251

Total International Funds		955,172

(See Notes which are an integral part of the Financial Statements)

5

February 28, 2015 (Unaudited)

Schedules of Investments

2015 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds — 45.5%
BMO Monegy High Yield Bond Fund (1)	6,873	$67,630
BMO TCH Core Plus Bond Fund (1)	99,562	1,180,806
Federated Institutional High-Yield Bond Fund	8,528	85,967
Fidelity Advisor Floating Rate High Income Fund	17,392	169,219
Metropolitan West Total Return Bond Fund	62,830	691,125
PIMCO Unconstrained Bond Fund	27,788	312,613
TCW Emerging Markets Income Fund	15,631	124,816
Vanguard Short-Term Inflation-Protected Securities Index Fund	9,473	230,945

Total Fixed Income Funds		2,863,121

Alternative Funds — 1.7%
Credit Suisse Commodity Return Strategy Fund (2)	9,348	55,618
Vanguard REIT Index Fund	2,924	53,475

Total Alternative Funds		109,093

Total Mutual Funds (identified cost $6,084,951)		6,155,570

Short-Term Investments — 1.5%

Mutual Funds — 1.5%
BMO Prime Money Market Fund, Class I, 0.010% (1)	94,850	94,850

Total Short-Term Investments (identified cost $94,850)		94,850

Total Investments — 99.3% (identified cost $6,179,801)		6,250,420
Other Assets and Liabilities — 0.7%		46,361

Total Net Assets — 100.0%		$6,296,781

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	25.3%
Mid-Cap Funds	6.9
Small-Cap Funds	3.2
International Funds	15.2
Fixed Income Funds	45.5
Alternative Funds	1.7
Other Assets & Liabilities, Net	2.2

Total	100.0%

2020 Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 29.9%
BMO Dividend Income Fund (1)	236,476	$3,284,648
BMO Large-Cap Value Fund (1)	311,929	5,040,778
BMO Low Volatility Equity Fund (1)	278,843	3,736,495
Harbor Capital Appreciation Fund	56,548	3,534,806

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
T Rowe Price Growth Stock Fund	57,640	$3,188,660
Vanguard Equity Income Fund	49,615	3,293,968
Vanguard Institutional Index Fund	56,878	11,006,960

Total Large-Cap Funds		33,086,315

Mid-Cap Funds — 8.5%
BMO Mid-Cap Growth Fund (1)	137,491	2,989,051
BMO Mid-Cap Value Fund (1)	195,086	3,183,801
Vanguard Mid-Cap Index Fund	93,875	3,296,896

Total Mid-Cap Funds		9,469,748

Small-Cap Funds — 4.2%
BMO Micro-Cap Fund (1)	45,115	557,176
BMO Small-Cap Growth Fund (1)	101,532	2,032,661
Goldman Sachs Small Cap Value Fund	36,970	2,084,341

Total Small-Cap Funds		4,674,178

International Funds — 18.3%
BMO LGM Emerging Markets Equity Fund (1)	266,289	3,722,716
BMO LGM Frontier Markets Equity Fund (1)	71,883	649,818
BMO Pyrford International Stock Fund (1)	384,056	4,965,850
DFA International Small Company Portfolio	37,391	670,044
Dodge & Cox International Stock Fund	114,944	5,073,621
Harbor International Fund	74,244	5,131,033

Total International Funds		20,213,082

Fixed Income Funds — 35.6%
BMO Monegy High Yield Bond Fund (1)	99,611	980,174
BMO TCH Core Plus Bond Fund (1)	1,408,379	16,703,370
Federated Institutional High-Yield Bond Fund	119,749	1,207,072
Fidelity Advisor Floating Rate High Income Fund	250,418	2,436,564
Metropolitan West Total Return Bond Fund	775,084	8,525,921
PIMCO Unconstrained Bond Fund	394,385	4,436,827
TCW Emerging Markets Income Fund	219,533	1,752,975
Vanguard Short-Term Inflation-Protected Securities Index Fund	136,617	3,330,732

Total Fixed Income Funds		39,373,635

Alternative Funds — 2.2%
Credit Suisse Commodity Return Strategy Fund (2)	207,085	1,232,155
Vanguard REIT Index Fund	65,690	1,201,472

Total Alternative Funds		2,433,627

Total Mutual Funds (identified cost $85,984,052)		109,250,585

(See Notes which are an integral part of the Financial Statements)

6

BMO Funds

2020 Fund (continued)

Description	Shares	Value
Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (1)	1,113,866	$1,113,866

Total Short-Term Investments (identified cost $1,113,866)		1,113,866

Total Investments — 99.7% (identified cost $87,097,918)		110,364,451
Other Assets and Liabilities — 0.3%		355,641

Total Net Assets — 100.0%		$110,720,092

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	29.9%
Mid-Cap Funds	8.5
Small-Cap Funds	4.2
International Funds	18.3
Fixed Income Funds	35.6
Alternative Funds	2.2
Other Assets & Liabilities, Net	1.3

Total	100.0%

2025 Fund

Description	Shares	Value
Mutual Funds — 98.2%

Large-Cap Funds — 33.2%
BMO Dividend Income Fund (1)	56,270	$781,586
BMO Large-Cap Value Fund (1)	84,917	1,372,262
BMO Low Volatility Equity Fund (1)	60,411	809,514
Harbor Capital Appreciation Fund	19,039	1,190,156
T Rowe Price Growth Stock Fund	19,128	1,058,163
Vanguard Equity Income Fund	11,414	757,807
Vanguard Institutional Index Fund	15,807	3,058,902

Total Large-Cap Funds		9,028,390

Mid-Cap Funds — 9.8%
BMO Mid-Cap Growth Fund (1)	38,770	842,849
BMO Mid-Cap Value Fund (1)	54,516	889,705
Vanguard Mid-Cap Index Fund	26,194	919,926

Total Mid-Cap Funds		2,652,480

Small-Cap Funds — 5.4%
BMO Micro-Cap Fund (1)	13,221	163,280
BMO Small-Cap Growth Fund (1)	32,427	649,185
Goldman Sachs Small Cap Value Fund	11,563	651,941

Total Small-Cap Funds		1,464,406

International Funds — 20.8%
BMO LGM Emerging Markets Equity Fund (1)	77,282	1,080,404
BMO LGM Frontier Markets Equity Fund (1)	23,743	214,639
BMO Pyrford International Stock Fund (1)	104,451	1,350,549

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
DFA International Small Company Portfolio	12,120	$217,188
Dodge & Cox International Stock Fund	32,652	1,441,242
Harbor International Fund	19,718	1,362,734

Total International Funds		5,666,756

Fixed Income Funds — 26.5%
BMO Monegy High Yield Bond Fund (1)	19,272	189,639
BMO TCH Core Plus Bond Fund (1)	254,374	3,016,877
Federated Institutional High-Yield Bond Fund	21,636	218,088
Fidelity Advisor Floating Rate High Income Fund	44,698	434,910
Metropolitan West Total Return Bond Fund	151,111	1,662,217
PIMCO Unconstrained Bond Fund	70,237	790,162
TCW Emerging Markets Income Fund	40,995	327,346
Vanguard Short-Term Inflation-Protected Securities Index Fund	23,500	572,931

Total Fixed Income Funds		7,212,170

Alternative Funds — 2.5%
Credit Suisse Commodity Return Strategy Fund (2)	55,639	331,053
Vanguard REIT Index Fund	19,037	348,193

Total Alternative Funds		679,246

Total Mutual Funds (identified cost $26,312,166)		26,703,448

Short-Term Investments — 1.4%

Mutual Funds — 1.4%
BMO Prime Money Market Fund, Class I, 0.010% (1)	394,318	394,318

Total Short-Term Investments (identified cost $394,318)		394,318

Total Investments — 99.6% (identified cost $26,706,484)		27,097,766
Other Assets and Liabilities — 0.4%		98,372

Total Net Assets — 100.0%		$27,196,138

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	33.2%
Mid-Cap Funds	9.8
Small-Cap Funds	5.4
International Funds	20.8
Fixed Income Funds	26.5
Alternative Funds	2.5
Other Assets & Liabilities, Net	1.8

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

7

February 28, 2015 (Unaudited)

Schedules of Investments

2030 Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 36.9%
BMO Dividend Income Fund (1)	260,556	$3,619,130
BMO Large-Cap Value Fund (1)	418,787	6,767,599
BMO Low Volatility Equity Fund (1)	305,632	4,095,468
Harbor Capital Appreciation Fund	91,303	5,707,354
T Rowe Price Growth Stock Fund	90,866	5,026,718
Vanguard Equity Income Fund	54,609	3,625,518
Vanguard Institutional Index Fund	75,100	14,533,278

Total Large-Cap Funds		43,375,065

Mid-Cap Funds — 10.8%
BMO Mid-Cap Growth Fund (1)	182,967	3,977,708
BMO Mid-Cap Value Fund (1)	264,338	4,313,992
Vanguard Mid-Cap Index Fund	127,176	4,466,418

Total Mid-Cap Funds		12,758,118

Small-Cap Funds — 5.9%
BMO Micro-Cap Fund (1)	67,123	828,965
BMO Small-Cap Growth Fund (1)	153,201	3,067,089
Goldman Sachs Small Cap Value Fund	53,893	3,038,483

Total Small-Cap Funds		6,934,537

International Funds — 23.1%
BMO LGM Emerging Markets Equity Fund (1)	371,213	5,189,562
BMO LGM Frontier Markets Equity Fund (1)	116,402	1,052,275
BMO Pyrford International Stock Fund (1)	487,812	6,307,403
DFA International Small Company Portfolio	59,610	1,068,208
Dodge & Cox International Stock Fund	156,836	6,922,719
Harbor International Fund	95,304	6,586,477

Total International Funds		27,126,644

Fixed Income Funds — 19.0%
BMO Monegy High Yield Bond Fund (1)	58,817	578,755
BMO TCH Core Plus Bond Fund (1)	815,850	9,675,980
Federated Institutional High-Yield Bond Fund	69,241	697,947
Fidelity Advisor Floating Rate High Income Fund	130,740	1,272,097
Metropolitan West Total Return Bond Fund	439,963	4,839,593
PIMCO Unconstrained Bond Fund	219,118	2,465,082
TCW Emerging Markets Income Fund	131,556	1,050,477
Vanguard Short-Term Inflation-Protected Securities Index Fund	71,870	1,752,197

Total Fixed Income Funds		22,332,128

Alternative Funds — 3.0%
Credit Suisse Commodity Return Strategy Fund (2)	301,274	1,792,583
Vanguard REIT Index Fund	95,235	1,741,844

Total Alternative Funds		3,534,427

Total Mutual Funds (identified cost $91,476,849)		116,060,919

Description	Shares	Value
Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (1)	1,179,977	$1,179,977

Total Short-Term Investments (identified cost $1,179,977)		1,179,977

Total Investments — 99.7% (identified cost $92,656,826)		117,240,896
Other Assets and Liabilities — 0.3%		330,336

Total Net Assets — 100.0%		$117,571,232

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	36.9%
Mid-Cap Funds	10.8
Small-Cap Funds	5.9
International Funds	23.1
Fixed Income Funds	19.0
Alternative Funds	3.0
Other Assets & Liabilities, Net	1.3

Total	100.0%

2035 Fund

Description	Shares	Value
Mutual Funds — 98.2%

Large-Cap Funds — 40.3%
BMO Dividend Income Fund (1)	67,136	$932,513
BMO Large-Cap Value Fund (1)	107,011	1,729,298
BMO Low Volatility Equity Fund (1)	80,117	1,073,564
Harbor Capital Appreciation Fund	23,932	1,495,999
T Rowe Price Growth Stock Fund	22,901	1,266,863
Vanguard Equity Income Fund	14,140	938,725
Vanguard Institutional Index Fund	19,265	3,728,153

Total Large-Cap Funds		11,165,115

Mid-Cap Funds — 11.9%
BMO Mid-Cap Growth Fund (1)	48,483	1,054,017
BMO Mid-Cap Value Fund (1)	67,401	1,099,980
Vanguard Mid-Cap Index Fund	32,262	1,133,055

Total Mid-Cap Funds		3,287,052

Small-Cap Funds — 6.5%
BMO Micro-Cap Fund (1)	20,158	248,947
BMO Small-Cap Growth Fund (1)	38,867	778,121
Goldman Sachs Small Cap Value Fund	13,741	774,716

Total Small-Cap Funds		1,801,784

International Funds — 25.2%
BMO LGM Emerging Markets Equity Fund (1)	94,348	1,318,988
BMO LGM Frontier Markets Equity Fund (1)	29,531	266,959
BMO Pyrford International Stock Fund (1)	125,563	1,623,526
DFA International Small Company Portfolio	15,648	280,404
Dodge & Cox International Stock Fund	40,087	1,769,427
Harbor International Fund	24,961	1,725,050

Total International Funds		6,984,354

(See Notes which are an integral part of the Financial Statements)

8

BMO Funds

2035 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds — 11.1%
BMO Monegy High Yield Bond Fund (1)	8,173	$80,425
BMO TCH Core Plus Bond Fund (1)	107,785	1,278,333
Federated Institutional High-Yield Bond Fund	8,110	81,749
Fidelity Advisor Floating Rate High Income Fund	16,774	163,208
Metropolitan West Total Return Bond Fund	70,366	774,031
PIMCO Unconstrained Bond Fund	29,649	333,553
TCW Emerging Markets Income Fund	17,049	136,138
Vanguard Short-Term Inflation-Protected Securities Index Fund	9,133	222,657

Total Fixed Income Funds		3,070,094

Alternative Funds — 3.2%
Credit Suisse Commodity Return Strategy Fund (2)	75,680	450,294
Vanguard REIT Index Fund	23,904	437,204

Total Alternative Funds		887,498

Total Mutual Funds (identified cost $26,483,249)		27,195,897

Short-Term Investments — 1.5%

Mutual Funds — 1.5%
BMO Prime Money Market Fund, Class I, 0.010% (1)	412,646	412,646

Total Short-Term Investments (identified cost $412,646)		412,646

Total Investments — 99.7% (identified cost $26,895,895)		27,608,543
Other Assets and Liabilities — 0.3%		95,793

Total Net Assets — 100.0%		$27,704,336

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	40.3%
Mid-Cap Funds	11.9
Small-Cap Funds	6.5
International Funds	25.2
Fixed Income Funds	11.1
Alternative Funds	3.2
Other Assets & Liabilities, Net	1.8

Total	100.0%

2040 Fund

Description	Shares	Value
Mutual Funds — 98.5%

Large-Cap Funds — 42.9%
BMO Dividend Income Fund (1)	180,407	$2,505,855
BMO Large-Cap Value Fund (1)	319,369	5,161,011
BMO Low Volatility Equity Fund (1)	225,496	3,021,651
Harbor Capital Appreciation Fund	70,894	4,431,601

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
T Rowe Price Growth Stock Fund	66,546	$3,681,352
Vanguard Equity Income Fund	37,721	2,504,325
Vanguard Institutional Index Fund	54,996	10,642,851

Total Large-Cap Funds		31,948,646

Mid-Cap Funds — 12.7%
BMO Mid-Cap Growth Fund (1)	140,206	3,048,088
BMO Mid-Cap Value Fund (1)	194,852	3,179,985
Vanguard Mid-Cap Index Fund	90,878	3,191,642

Total Mid-Cap Funds		9,419,715

Small-Cap Funds — 7.0%
BMO Micro-Cap Fund (1)	60,823	751,162
BMO Small-Cap Growth Fund (1)	112,537	2,252,986
Goldman Sachs Small Cap Value Fund	39,439	2,223,593

Total Small-Cap Funds		5,227,741

International Funds — 27.0%
BMO LGM Emerging Markets Equity Fund (1)	271,962	3,802,028
BMO LGM Frontier Markets Equity Fund (1)	93,716	847,193
BMO Pyrford International Stock Fund (1)	354,464	4,583,216
DFA International Small Company Portfolio	50,413	903,410
Dodge & Cox International Stock Fund	114,647	5,060,503
Harbor International Fund	70,975	4,905,094

Total International Funds		20,101,444

Fixed Income Funds — 5.6%
BMO Monegy High Yield Bond Fund (1)	14,923	146,844
BMO TCH Core Plus Bond Fund (1)	150,293	1,782,472
Federated Institutional High-Yield Bond Fund	14,640	147,575
Fidelity Advisor Floating Rate High Income Fund	30,158	293,439
Metropolitan West Total Return Bond Fund	78,677	865,443
PIMCO Unconstrained Bond Fund	38,934	438,007
TCW Emerging Markets Income Fund	27,303	218,018
Vanguard Short-Term Inflation-Protected Securities Index Fund	11,847	288,833

Total Fixed Income Funds		4,180,631

Alternative Funds — 3.3%
Credit Suisse Commodity Return Strategy Fund (2)	201,757	1,200,452
Vanguard REIT Index Fund	68,194	1,247,261

Total Alternative Funds		2,447,713

Total Mutual Funds (identified cost $54,669,547)		73,325,890

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Prime Money Market Fund, Class I, 0.010% (1)	783,591	783,591

Total Short-Term Investments (identified cost $783,591)		783,591

Total Investments — 99.6% (identified cost $55,453,138)		74,109,481
Other Assets and Liabilities — 0.4%		302,966

Total Net Assets — 100.0%		$74,412,447

(See Notes which are an integral part of the Financial Statements)

9

February 28, 2015 (Unaudited)

Schedules of Investments

2040 Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	42.9%
Mid-Cap Funds	12.7
Small-Cap Funds	7.0
International Funds	27.0
Fixed Income Funds	5.6
Alternative Funds	3.3
Other Assets & Liabilities, Net	1.5

Total	100.0%

2045 Fund

Description	Shares	Value
Mutual Funds — 97.5%

Large-Cap Funds — 43.0%
BMO Dividend Income Fund (1)	34,421	$478,103
BMO Large-Cap Value Fund (1)	60,114	971,442
BMO Low Volatility Equity Fund (1)	43,113	577,714
Harbor Capital Appreciation Fund	13,454	841,030
T Rowe Price Growth Stock Fund	12,670	700,920
Vanguard Equity Income Fund	7,208	478,570
Vanguard Institutional Index Fund	10,550	2,041,703

Total Large-Cap Funds		6,089,482

Mid-Cap Funds — 12.6%
BMO Mid-Cap Growth Fund (1)	26,548	577,144
BMO Mid-Cap Value Fund (1)	37,074	605,042
Vanguard Mid-Cap Index Fund	17,261	606,211

Total Mid-Cap Funds		1,788,397

Small-Cap Funds — 7.0%
BMO Micro-Cap Fund (1)	11,352	140,197
BMO Small-Cap Growth Fund (1)	21,098	422,377
Goldman Sachs Small Cap Value Fund	7,489	422,239

Total Small-Cap Funds		984,813

International Funds — 26.9%
BMO LGM Emerging Markets Equity Fund (1)	51,771	723,753
BMO LGM Frontier Markets Equity Fund (1)	17,146	155,003
BMO Pyrford International Stock Fund (1)	67,662	874,875
DFA International Small Company Portfolio	9,467	169,648
Dodge & Cox International Stock Fund	21,789	961,783
Harbor International Fund	13,519	934,308

Total International Funds		3,819,370

Fixed Income Funds — 4.7%
BMO Monegy High Yield Bond Fund (1)	2,870	28,243
BMO TCH Core Plus Bond Fund (1)	28,625	339,488
Federated Institutional High-Yield Bond Fund	2,802	28,243
Metropolitan West Total Return Bond Fund	15,447	169,919
PIMCO Unconstrained Bond Fund	5,030	56,586
TCW Emerging Markets Income Fund	5,289	42,235

Total Fixed Income Funds		664,714

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds — 3.3%
Credit Suisse Commodity Return Strategy Fund (2)	38,423	$228,618
Vanguard REIT Index Fund	13,224	241,872

Total Alternative Funds		470,490

Total Mutual Funds (identified cost $13,423,969)		13,817,266

Short-Term Investments — 3.1%

Mutual Funds — 3.1%
BMO Prime Money Market Fund, Class I, 0.010% (1)	439,465	439,465

Total Short-Term Investments (identified cost $439,465)		439,465

Total Investments — 100.6% (identified cost $13,863,434)		14,256,731
Other Assets and Liabilities — (0.6)%		(79,162)

Total Net Assets — 100.0%		$14,177,569

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	43.0%
Mid-Cap Funds	12.6
Small-Cap Funds	7.0
International Funds	26.9
Fixed Income Funds	4.7
Alternative Funds	3.3
Other Assets & Liabilities, Net	2.5

Total	100.0%

2050 Fund

Description	Shares	Value
Mutual Funds — 98.0%

Large-Cap Funds — 42.9%
BMO Dividend Income Fund (1)	104,824	$1,456,003
BMO Large-Cap Value Fund (1)	183,792	2,970,079
BMO Low Volatility Equity Fund (1)	131,787	1,765,940
Harbor Capital Appreciation Fund	41,238	2,577,787
T Rowe Price Growth Stock Fund	38,727	2,142,373
Vanguard Equity Income Fund	22,023	1,462,123
Vanguard Institutional Index Fund	32,228	6,236,773

Total Large-Cap Funds		18,611,078

Mid-Cap Funds — 12.6%
BMO Mid-Cap Growth Fund (1)	81,474	1,771,239
BMO Mid-Cap Value Fund (1)	112,872	1,842,067
Vanguard Mid-Cap Index Fund	52,554	1,845,712

Total Mid-Cap Funds		5,459,018

Small-Cap Funds — 7.0%
BMO Micro-Cap Fund (1)	35,013	432,405
BMO Small-Cap Growth Fund (1)	64,490	1,291,091
Goldman Sachs Small Cap Value Fund	22,967	1,294,861

Total Small-Cap Funds		3,018,357

International Funds — 27.0%
BMO LGM Emerging Markets Equity Fund (1)	158,263	2,212,511

(See Notes which are an integral part of the Financial Statements)

10

BMO Funds

2050 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
BMO LGM Frontier Markets Equity Fund (1)	52,412	$473,807
BMO Pyrford International Stock Fund (1)	207,311	2,680,530
DFA International Small Company Portfolio	28,975	519,232
Dodge & Cox International Stock Fund	66,564	2,938,156
Harbor International Fund	41,333	2,856,495

Total International Funds		11,680,731

Fixed Income Funds — 5.2%
BMO Monegy High Yield Bond Fund (1)	8,517	83,808
BMO TCH Core Plus Bond Fund (1)	84,077	997,153
Federated Institutional High-Yield Bond Fund	8,355	84,223
Fidelity Advisor Floating Rate High Income Fund	17,755	172,760
Metropolitan West Total Return Bond Fund	39,139	430,529
PIMCO Unconstrained Bond Fund	19,224	216,275
TCW Emerging Markets Income Fund	10,855	86,677
Vanguard Short-Term Inflation-Protected Securities Index Fund	7,056	172,033

Total Fixed Income Funds		2,243,458

Alternative Funds — 3.3%
Credit Suisse Commodity Return Strategy Fund (2)	117,876	701,360
Vanguard REIT Index Fund	40,426	739,389

Total Alternative Funds		1,440,749

Total Mutual Funds (identified cost $33,181,717)		42,453,391

Short-Term Investments — 1.5%

Mutual Funds — 1.5%
BMO Prime Money Market Fund, Class I, 0.010% (1)	658,019	658,019

Total Short-Term Investments (identified cost $658,019)		658,019

Total Investments — 99.5% (identified cost $33,839,736)		43,111,410
Other Assets and Liabilities — 0.5%		236,529

Total Net Assets — 100.0%		$43,347,939

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	42.9%
Mid-Cap Funds	12.6
Small-Cap Funds	7.0
International Funds	27.0
Fixed Income Funds	5.2
Alternative Funds	3.3
Other Assets & Liabilities, Net	2.0

Total	100.0%

2055 Fund

Description	Shares	Value
Mutual Funds — 94.8%

Large-Cap Funds — 42.0%
BMO Dividend Income Fund (1)	7,345	$102,018
BMO Large-Cap Value Fund (1)	12,839	207,481
BMO Low Volatility Equity Fund (1)	9,213	123,449
Harbor Capital Appreciation Fund	2,881	180,072
T Rowe Price Growth Stock Fund	2,715	150,178
Vanguard Equity Income Fund	1,539	102,201
Vanguard Institutional Index Fund	2,253	436,022

Total Large-Cap Funds		1,301,421

Mid-Cap Funds — 12.3%
BMO Mid-Cap Growth Fund (1)	5,961	129,590
BMO Mid-Cap Value Fund (1)	7,545	123,140
Vanguard Mid-Cap Index Fund	3,678	129,158

Total Mid-Cap Funds		381,888

Small-Cap Funds — 6.8%
BMO Micro-Cap Fund (1)	2,445	30,198
BMO Small-Cap Growth Fund (1)	4,556	91,219
Goldman Sachs Small Cap Value Fund	1,604	90,452

Total Small-Cap Funds		211,869

International Funds — 26.3%
BMO LGM Emerging Markets Equity Fund (1)	11,065	154,688
BMO LGM Frontier Markets Equity Fund (1)	3,643	32,929
BMO Pyrford International Stock Fund (1)	14,460	186,964
DFA International Small Company Portfolio	2,010	36,019
Dodge & Cox International Stock Fund	4,651	205,310
Harbor International Fund	2,886	199,460

Total International Funds		815,370

Fixed Income Funds — 4.1%
BMO Monegy High Yield Bond Fund (1)	612	6,024
BMO TCH Core Plus Bond Fund (1)	4,329	51,339
Federated Institutional High-Yield Bond Fund	598	6,029
Fidelity Advisor Floating Rate High Income Fund	1,244	12,104
Metropolitan West Total Return Bond Fund	2,198	24,182
PIMCO Unconstrained Bond Fund	804	9,041
TCW Emerging Markets Income Fund	754	6,017
Vanguard Short-Term Inflation-Protected Securities Index Fund	495	12,065

Total Fixed Income Funds		126,801

Alternative Funds — 3.3%
Credit Suisse Commodity Return Strategy Fund (2)	8,178	48,659
Vanguard REIT Index Fund	2,827	51,698

Total Alternative Funds		100,357

Total Mutual Funds (identified cost $2,846,292)		2,937,706

(See Notes which are an integral part of the Financial Statements)

11

February 28, 2015 (Unaudited)

Schedules of Investments

2055 Fund (continued)

Description	Shares	Value
Short-Term Investments — 2.5%

Mutual Funds — 2.5%
BMO Prime Money Market Fund, Class I, 0.010% (1)	78,180	$78,180

Total Short-Term Investments (identified cost $78,180)		78,180

Total Investments — 97.3% (identified cost $2,924,472)		3,015,886
Other Assets and Liabilities — 2.7%		83,272

Total Net Assets — 100.0%		$3,099,158

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	42.0%
Mid-Cap Funds	12.3
Small-Cap Funds	6.8
International Funds	26.3
Fixed Income Funds	4.1
Alternative Funds	3.3
Other Assets & Liabilities, Net	5.2

Total	100.0%

Conservative Allocation Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 11.3%
BMO Dividend Income Fund (1)	82,685	$1,148,499
BMO Large-Cap Growth Fund (1)	117,931	1,981,241
BMO Large-Cap Value Fund (1)	114,045	1,842,969
BMO Low Volatility Equity Fund (1)	85,597	1,147,005
Dodge & Cox Stock Fund	10,006	1,819,458
Harbor Capital Appreciation Fund	23,666	1,479,356
T Rowe Price Growth Stock Fund	26,691	1,476,555
Vanguard Equity Income Fund	17,958	1,192,231
Vanguard Institutional Index Fund	29,178	5,646,474

Total Large-Cap Funds		17,733,788

Mid-Cap Funds — 2.7%
BMO Mid-Cap Growth Fund (1)	61,944	1,346,662
BMO Mid-Cap Value Fund (1)	92,977	1,517,382
Vanguard Mid-Cap Index Fund	38,726	1,360,050

Total Mid-Cap Funds		4,224,094

Small-Cap Funds — 1.7%
BMO Small-Cap Growth Fund (1)	73,669	1,474,855
Goldman Sachs Small Cap Value Fund	21,066	1,187,724

Total Small-Cap Funds		2,662,579

International Funds — 5.3%
BMO LGM Emerging Markets Equity Fund (1)	111,773	1,562,583
BMO Pyrford International Stock Fund (1)	162,021	2,094,933
Dodge & Cox International Stock Fund	52,372	2,311,707
Harbor International Fund	33,623	2,323,653

Total International Funds		8,292,876

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds — 70.2%
BMO Monegy High Yield Bond Fund (1)	433,468	$4,265,323
BMO TCH Core Plus Bond Fund (1)	4,590,556	54,443,995
Fidelity Advisor Floating Rate High Income Fund	613,279	5,967,206
Metropolitan West Total Return Bond Fund	2,512,985	27,642,837
PIMCO Unconstrained Bond Fund	1,597,336	17,970,025

Total Fixed Income Funds		110,289,386

Alternative Funds — 7.4%
BMO Alternative Strategies Fund (1)(2)	690,000	7,176,000
Credit Suisse Commodity Return Strategy Fund (2)	397,285	2,363,846
Vanguard REIT Index Fund	119,957	2,194,019

Total Alternative Funds		11,733,865

Total Mutual Funds (identified cost $140,163,786)		154,936,588

Short-Term Investments — 1.3%

Mutual Funds — 1.3%
BMO Prime Money Market Fund, Class I, 0.010% (1)	2,018,790	2,018,790

Total Short-Term Investments (identified cost $2,018,790)		2,018,790

Total Investments — 99.9% (identified cost $142,182,576)		156,955,378
Other Assets and Liabilities — 0.1%		184,561

Total Net Assets — 100.0%		$157,139,939

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	11.3%
Mid-Cap Funds	2.7
Small-Cap Funds	1.7
International Funds	5.3
Fixed Income Funds	70.2
Alternative Funds	7.4
Other Assets & Liabilities, Net	1.4

Total	100.0%

Moderate Allocation Fund

Description	Shares	Value
Mutual Funds — 98.5%

Large-Cap Funds — 22.5%
BMO Dividend Income Fund (1)	166,313	$2,310,082
BMO Large-Cap Growth Fund (1)	240,424	4,039,120
BMO Large-Cap Value Fund (1)	226,747	3,664,225
BMO Low Volatility Equity Fund (1)	176,876	2,370,133
Dodge & Cox Stock Fund	20,270	3,685,708
Harbor Capital Appreciation Fund	48,654	3,041,334
T Rowe Price Growth Stock Fund	55,138	3,050,222
Vanguard Equity Income Fund	34,907	2,317,493
Vanguard Institutional Index Fund	58,606	11,341,509

Total Large-Cap Funds		35,819,826

(See Notes which are an integral part of the Financial Statements)

12

BMO Funds

Moderate Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 5.3%
BMO Mid-Cap Growth Fund (1)	123,533	$2,685,603
BMO Mid-Cap Value Fund (1)	184,570	3,012,186
Vanguard Mid-Cap Index Fund	76,447	2,684,825

Total Mid-Cap Funds		8,382,614

Small-Cap Funds — 3.4%
BMO Small-Cap Growth Fund (1)	150,324	3,009,481
Goldman Sachs Small Cap Value Fund	42,886	2,417,893

Total Small-Cap Funds		5,427,374

International Funds — 10.6%
BMO LGM Emerging Markets Equity Fund (1)	226,521	3,166,758
BMO Pyrford International Stock Fund (1)	328,320	4,245,182
Dodge & Cox International Stock Fund	106,929	4,719,851
Harbor International Fund	68,732	4,750,038

Total International Funds		16,881,829

Fixed Income Funds — 49.8%
BMO Monegy High Yield Bond Fund (1)	308,293	3,033,606
BMO TCH Core Plus Bond Fund (1)	3,293,086	39,055,998
Fidelity Advisor Floating Rate High Income Fund	437,111	4,253,086
Metropolitan West Total Return Bond Fund	1,795,816	19,753,976
PIMCO Unconstrained Bond Fund	1,150,431	12,942,351

Total Fixed Income Funds		79,039,017

Alternative Funds — 6.9%
BMO Alternative Strategies Fund (1)(2)	530,000	5,512,000
Credit Suisse Commodity Return Strategy Fund (2)	457,669	2,723,129
Vanguard REIT Index Fund	148,292	2,712,258

Total Alternative Funds		10,947,387

Total Mutual Funds (identified cost $133,166,822)		156,498,047

Short-Term Investments — 1.4%

Mutual Funds — 1.4%
BMO Prime Money Market Fund, Class I, 0.010% (1)	2,127,173	2,127,173

Total Short-Term Investments (identified cost $2,127,173)		2,127,173

Total Investments — 99.9% (identified cost $135,293,995)		158,625,220
Other Assets and Liabilities — 0.1%		219,267

Total Net Assets — 100.0%		$158,844,487

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	22.5%
Mid-Cap Funds	5.3
Small-Cap Funds	3.4
International Funds	10.6
Fixed Income Funds	49.8
Alternative Funds	6.9
Other Assets & Liabilities, Net	1.5

Total	100.0%

Balanced Allocation Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 34.0%
BMO Dividend Income Fund (1)	958,785	$13,317,520
BMO Large-Cap Growth Fund (1)	1,362,454	22,889,222
BMO Large-Cap Value Fund (1)	1,280,184	20,687,781
BMO Low Volatility Equity Fund (1)	992,258	13,296,253
Dodge & Cox Stock Fund	114,712	20,858,097
Harbor Capital Appreciation Fund	274,667	17,169,463
T Rowe Price Growth Stock Fund	306,569	16,959,403
Vanguard Equity Income Fund	197,685	13,124,310
Vanguard Institutional Index Fund	331,532	64,157,987

Total Large-Cap Funds		202,460,036

Mid-Cap Funds — 8.0%
BMO Mid-Cap Growth Fund (1)	698,523	15,185,894
BMO Mid-Cap Value Fund (1)	1,042,166	17,008,143
Vanguard Mid-Cap Index Fund	434,482	15,258,999

Total Mid-Cap Funds		47,453,036

Small-Cap Funds — 5.1%
BMO Small-Cap Growth Fund (1)	849,273	17,002,441
Goldman Sachs Small Cap Value Fund	239,693	13,513,909

Total Small-Cap Funds		30,516,350

International Funds — 15.9%
BMO LGM Emerging Markets Equity Fund (1)	1,260,340	17,619,554
BMO Pyrford International Stock Fund (1)	1,843,921	23,841,894
Dodge & Cox International Stock Fund	601,172	26,535,753
Harbor International Fund	388,217	26,829,691

Total International Funds		94,826,892

Fixed Income Funds — 28.9%
BMO Monegy High Yield Bond Fund (1)	671,688	6,609,414
BMO TCH Core Plus Bond Fund (1)	7,194,676	85,328,854
Fidelity Advisor Floating Rate High Income Fund	936,784	9,114,911
Metropolitan West Total Return Bond Fund	3,926,974	43,196,716
PIMCO Unconstrained Bond Fund	2,489,166	28,003,114

Total Fixed Income Funds		172,253,009

(See Notes which are an integral part of the Financial Statements)

13

February 28, 2015 (Unaudited)

Schedules of Investments

Balanced Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds — 6.7%
BMO Alternative Strategies Fund (1)(2)	1,700,000	$17,680,000
Credit Suisse Commodity Return Strategy Fund (2)	1,868,666	11,118,563
Vanguard REIT Index Fund	605,784	11,079,790

Total Alternative Funds		39,878,353

Total Mutual Funds (identified cost $447,101,941)		587,387,676

Short-Term Investments — 1.4%

Mutual Funds — 1.4%
BMO Prime Money Market Fund, Class I, 0.010% (1)	8,090,402	8,090,402

Total Short-Term Investments (identified cost $8,090,402)		8,090,402

Total Investments — 100.0% (identified cost $455,192,343)		595,478,078
Other Assets and Liabilities — 0.0%		196,895

Total Net Assets — 100.0%		$595,674,973

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	34.0%
Mid-Cap Funds	8.0
Small-Cap Funds	5.1
International Funds	15.9
Fixed Income Funds	28.9
Alternative Funds	6.7
Other Assets & Liabilities, Net	1.4

Total	100.0%

Growth Allocation Fund

Description	Shares	Value
Mutual Funds — 98.8%

Large-Cap Funds — 45.2%
BMO Dividend Income Fund (1)	325,652	$4,523,312
BMO Large-Cap Growth Fund (1)	472,993	7,946,286
BMO Large-Cap Value Fund (1)	441,097	7,128,129
BMO Low Volatility Equity Fund (1)	337,009	4,515,920
Dodge & Cox Stock Fund	40,096	7,290,601
Harbor Capital Appreciation Fund	96,615	6,039,424
T Rowe Price Growth Stock Fund	109,484	6,056,679
Vanguard Equity Income Fund	67,770	4,499,278
Vanguard Institutional Index Fund	115,566	22,364,253

Total Large-Cap Funds		70,363,882

Mid-Cap Funds — 10.7%
BMO Mid-Cap Growth Fund (1)	242,002	5,261,123
BMO Mid-Cap Value Fund (1)	369,600	6,031,865
Vanguard Mid-Cap Index Fund	150,619	5,289,739

Total Mid-Cap Funds		16,582,727

Description	Shares	Value
Mutual Funds (continued)

Small-Cap Funds — 6.9%
BMO Small-Cap Growth Fund (1)	295,174	$5,909,379
Goldman Sachs Small Cap Value Fund	84,601	4,769,831

Total Small-Cap Funds		10,679,210

International Funds — 21.3%
BMO LGM Emerging Markets Equity Fund (1)	444,442	6,213,301
BMO Pyrford International Stock Fund (1)	651,227	8,420,365
Dodge & Cox International Stock Fund	208,128	9,186,785
Harbor International Fund	135,244	9,346,682

Total International Funds		33,167,133

Fixed Income Funds — 8.2%
BMO Monegy High Yield Bond Fund (1)	48,916	481,333
BMO TCH Core Plus Bond Fund (1)	539,964	6,403,975
Fidelity Advisor Floating Rate High Income Fund	68,499	666,491
Metropolitan West Total Return Bond Fund	289,095	3,180,050
PIMCO Unconstrained Bond Fund	184,860	2,079,679

Total Fixed Income Funds		12,811,528

Alternative Funds — 6.5%
BMO Alternative Strategies Fund (1)(2)	360,000	3,744,000
Credit Suisse Commodity Return Strategy Fund (2)	557,821	3,319,037
Vanguard REIT Index Fund	171,078	3,129,009

Total Alternative Funds		10,192,046

Total Mutual Funds (identified cost $110,797,442)		153,796,526

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Prime Money Market Fund, Class I, 0.010% (1)	1,509,686	1,509,686

Total Short-Term Investments (identified cost $1,509,686)		1,509,686

Total Investments — 99.8% (identified cost $112,307,128)		155,306,212
Other Assets and Liabilities — 0.2%		356,153

Total Net Assets — 100.0%		$155,662,365

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	45.2%
Mid-Cap Funds	10.7
Small-Cap Funds	6.9
International Funds	21.3
Fixed Income Funds	8.2
Alternative Funds	6.5
Other Assets & Liabilities, Net	1.2

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

14

BMO Funds

Aggressive Allocation Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 53.2%
BMO Dividend Income Fund (1)	702,556	$9,758,504
BMO Large-Cap Growth Fund (1)	999,853	16,797,536
BMO Large-Cap Value Fund (1)	950,046	15,352,736
BMO Low Volatility Equity Fund (1)	721,356	9,666,173
Dodge & Cox Stock Fund	84,125	15,296,453
Harbor Capital Appreciation Fund	200,039	12,504,438
T Rowe Price Growth Stock Fund	226,062	12,505,733
Vanguard Equity Income Fund	147,131	9,768,033
Vanguard Institutional Index Fund	245,242	47,459,208

Total Large-Cap Funds		149,108,814

Mid-Cap Funds — 12.5%
BMO Mid-Cap Growth Fund (1)	513,479	11,163,037
BMO Mid-Cap Value Fund (1)	770,993	12,582,607
Vanguard Mid-Cap Index Fund	320,252	11,247,265

Total Mid-Cap Funds		34,992,909

Small-Cap Funds — 8.0%
BMO Small-Cap Growth Fund (1)	613,472	12,281,714
Goldman Sachs Small Cap Value Fund	177,678	10,017,482

Total Small-Cap Funds		22,299,196

International Funds — 25.0%
BMO LGM Emerging Markets Equity Fund (1)	945,977	13,224,754
BMO Pyrford International Stock Fund (1)	1,363,179	17,625,901
Dodge & Cox International Stock Fund	443,987	19,597,580
Harbor International Fund	285,545	19,734,045

Total International Funds		70,182,280

Total Mutual Funds (identified cost $187,252,022)		276,583,199

Description	Shares	Value
Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Prime Money Market Fund, Class I, 0.010% (1)	3,176,098	$3,176,098

Total Short-Term Investments (identified cost $3,176,098)		3,176,098

Total Investments — 99.9% (identified cost $190,428,120)		279,759,297
Other Assets and Liabilities — 0.1%		389,916

Total Net Assets — 100.0%		$280,149,213

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	53.2%
Mid-Cap Funds	12.5
Small-Cap Funds	8.0
International Funds	25.0
Other Assets & Liabilities, Net	1.3

Total	100.0%

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2015.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of February 28, 2015 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(2)	Non-income producing.

(See Notes which are an integral part of the Financial Statements)

15

February 28, 2015 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Assets:
Investments in unaffiliated issuers, at value	$15,849,376	$3,525,657	$61,404,047	$15,342,959	$66,586,993
Cash sweep investments in affiliated issuers, at value	423,410	94,850	1,113,866	394,318	1,179,977
Investments in other affiliated issuers, at value	11,712,798	2,629,913	47,846,538	11,360,489	49,473,926
Dividends and interest receivable	32,619	5,574	77,659	13,932	44,823
Receivable for investments sold	—	—	—	11,823	55,022
Receivable for capital stock sold	37,672	5,599	272,656	36,493	337,507
Receivable from affiliates, net (Note 5)	11,832	14,686	1,440	15,951	—
Prepaid expenses	27,499	28,317	31,148	28,357	30,223

Total assets	28,095,206	6,304,596	110,747,354	27,204,322	117,708,471

Liabilities:
Payable for capital stock redeemed	—	—	14,629	—	64,254
Payable for investments purchased	—	—	—	—	59,654
Payable to affiliates, net (Note 5)	—	—	—	—	1,299
Other liabilities	10,769	7,815	12,633	8,184	12,032

Total liabilities	10,769	7,815	27,262	8,184	137,239

Total net assets	$28,084,437	$6,296,781	$110,720,092	$27,196,138	$117,571,232

Net assets consist of:
Paid-in capital	$22,865,423	$6,175,851	$84,057,289	$26,556,273	$89,962,192
Net unrealized appreciation on investments	4,341,555	70,619	23,266,533	391,282	24,584,070
Accumulated net realized gain on investments	932,224	49,882	3,764,247	267,734	3,517,372
Undistributed net investment income (distributions in excess of net investment income)	(54,765)	429	(367,977)	(19,151)	(492,402)

Total net assets	$28,084,437	$6,296,781	$110,720,092	$27,196,138	$117,571,232

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$10.37	$10.88	$11.00	$10.97	$11.46
Institutional class of shares	10.39	10.91	11.01	11.01	11.48
Retirement class R-3 of shares	10.38	10.87	11.00	10.94	11.46
Retirement class R-6 of shares	10.38	10.92	11.01	11.01	11.47

Net assets:
Investor class of shares	$7,490,539	$476,801	$32,527,491	$1,042,391	$34,878,805
Institutional class of shares	384,085	110,708	5,532,704	511,368	3,911,430
Retirement class R-3 of shares	2,725,053	146,932	21,783,186	385,813	19,632,925
Retirement class R-6 of shares	17,484,760	5,562,340	50,876,711	25,256,566	59,148,072

Total net assets	$28,084,437	$6,296,781	$110,720,092	$27,196,138	$117,571,232

Shares outstanding:
Investor class of shares	722,433	43,828	2,956,842	94,985	3,044,212
Institutional class of shares	36,976	10,145	502,616	46,453	340,774
Retirement class R-3 of shares	262,617	13,523	1,979,859	35,260	1,713,437
Retirement class R-6 of shares	1,684,819	509,202	4,620,050	2,293,938	5,156,863

Total shares outstanding	2,706,845	576,698	10,059,367	2,470,636	10,255,286

Investments, at cost:
Investments in unaffiliated issuers	$12,912,300	$3,468,793	$44,810,532	$15,032,975	$48,410,450
Cash sweep investments in affiliated issuers	423,410	94,850	1,113,866	394,318	1,179,977
Investments in other affiliated issuers	10,308,319	2,616,158	41,173,520	11,279,191	43,066,399

Total investments, at cost	$23,644,029	$6,179,801	$87,097,918	$26,706,484	$92,656,826

(See Notes which are an integral part of the Financial Statements)

16

February 28, 2015 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Assets:
Investments in unaffiliated issuers, at value	$15,711,226	$42,243,399	$7,923,885	$24,476,758	$1,698,667
Cash sweep investments in affiliated issuers, at value	412,646	783,591	439,465	658,019	78,180
Investments in other affiliated issuers, at value	11,484,671	31,082,491	5,893,381	17,976,633	1,239,039
Dividends and interest receivable	5,979	8,833	1,454	4,674	265
Receivable for investments sold	—	61,831	2,874	41,408	—
Receivable for capital stock sold	54,494	315,554	41,266	217,966	50,357
Receivable from affiliates, net (Note 5)	15,320	5,462	14,814	8,191	14,201
Prepaid expenses	28,354	28,915	28,335	27,666	28,324

Total assets	27,712,690	74,530,076	14,345,474	43,411,315	3,109,033

Liabilities:
Payable for investments purchased	—	106,220	159,904	52,669	2,758
Other liabilities	8,354	11,409	8,001	10,707	7,117

Total liabilities	8,354	117,629	167,905	63,376	9,875

Total net assets	$27,704,336	$74,412,447	$14,177,569	$43,347,939	$3,099,158

Net assets consist of:
Paid-in capital	$26,967,958	$53,294,413	$13,775,552	$33,029,788	$2,996,317
Net unrealized appreciation on investments	712,648	18,656,343	393,297	9,271,674	91,414
Accumulated net realized gain on investments	34,949	2,913,936	13,632	1,292,102	13,467
Distributions in excess of net investment income	(11,219)	(452,245)	(4,912)	(245,625)	(2,040)

Total net assets	$27,704,336	$74,412,447	$14,177,569	$43,347,939	$3,099,158

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$10.96	$11.62	$11.14	$11.66	$11.06
Institutional class of shares	10.98	11.63	11.17	11.67	11.09
Retirement class R-3 of shares	10.92	11.62	11.10	11.66	11.04
Retirement class R-6 of shares	10.99	11.64	11.18	11.68	11.10

Net assets:
Investor class of shares	$822,835	$19,437,627	$885,750	$12,526,732	$783,832
Institutional class of shares	54,934	3,602,889	101,064	3,228,330	138,885
Retirement class R-3 of shares	439,850	12,158,943	432,315	7,245,846	151,736
Retirement class R-6 of shares	26,386,717	39,212,988	12,758,440	20,347,031	2,024,705

Total net assets	$27,704,336	$74,412,447	$14,177,569	$43,347,939	$3,099,158

Shares outstanding:
Investor class of shares	75,053	1,672,348	79,490	1,074,183	70,869
Institutional class of shares	5,001	309,790	9,045	276,575	12,524
Retirement class R-3 of shares	40,297	1,046,450	38,961	621,365	13,742
Retirement class R-6 of shares	2,400,604	3,370,230	1,141,594	1,742,605	182,389

Total shares outstanding	2,520,955	6,398,818	1,269,090	3,714,728	279,524

Investments, at cost:
Investments in unaffiliated issuers	$15,253,071	$28,385,156	$7,671,436	$17,598,670	$1,635,852
Cash sweep investments in affiliated issuers	412,646	783,591	439,465	658,019	78,180
Investments in other affiliated issuers	11,230,178	26,284,391	5,752,533	15,583,047	1,210,440

Total investments, at cost	$26,895,895	$55,453,138	$13,863,434	$33,839,736	$2,924,472

(See Notes which are an integral part of the Financial Statements)

17

February 28, 2015 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$74,935,141	$80,393,673	$316,920,706	$87,217,538	$158,130,237
Cash sweep investments in affiliated issuers, at value	2,018,790	2,127,173	8,090,402	1,509,686	3,176,098
Investments in other affiliated issuers, at value	80,001,447	76,104,374	270,466,970	66,578,988	118,452,962
Dividends and interest receivable	213,001	152,348	330,205	24,414	24
Receivable for investments sold	72,157	—	—	—	877,404
Receivable for capital stock sold	85,345	265,085	528,392	310,777	735,682
Receivable from affiliates, net (Note 5)	11,684	12,618	—	978	—
Prepaid expenses	37,928	37,865	55,415	37,607	44,263

Total assets	157,375,493	159,093,136	596,392,090	155,679,988	281,416,670

Liabilities:
Payable for capital stock redeemed	—	8,000	675,306	4,435	—
Payable for investments purchased	221,650	228,207	—	—	1,243,518
Payable to affiliates, net (Note 5)	—	—	21,878	—	9,934
Other liabilities	13,904	12,442	19,933	13,188	14,005

Total liabilities	235,554	248,649	717,117	17,623	1,267,457

Total net assets	$157,139,939	$158,844,487	$595,674,973	$155,662,365	$280,149,213

Net assets consist of:
Paid-in capital	$140,020,404	$131,782,355	$435,603,049	$106,257,452	$180,598,069
Net unrealized appreciation on investments	14,772,802	23,331,225	140,285,735	42,999,084	89,331,177
Accumulated net realized gain on investments	2,326,064	4,122,036	21,683,207	7,256,124	12,611,111
Undistributed net investment income (distributions in excess of net investment income)	20,669	(391,129)	(1,897,018)	(850,295)	(2,391,144)

Total net assets	$157,139,939	$158,844,487	$595,674,973	$155,662,365	$280,149,213

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$10.04	$10.17	$10.27	$10.42	$10.50
Institutional class of shares	10.05	10.17	10.27	10.43	10.50
Retirement class R-3 of shares	10.04	10.16	10.26	10.42	10.49
Retirement class R-6 of shares	10.05	10.18	10.27	10.43	10.51

Net assets:
Investor class of shares	$25,755,091	$24,917,741	$177,495,996	$46,004,110	$97,817,330
Institutional class of shares	29,935,509	15,645,264	78,847,290	15,962,149	33,364,156
Retirement class R-3 of shares	10,507,021	20,119,642	44,073,736	30,268,827	28,001,479
Retirement class R-6 of shares	90,942,318	98,161,840	295,257,951	63,427,279	120,966,248

Total net assets	$157,139,939	$158,844,487	$595,674,973	$155,662,365	$280,149,213

Shares outstanding:
Investor class of shares	2,565,021	2,450,751	17,286,425	4,413,313	9,319,223
Institutional class of shares	2,980,100	1,537,930	7,676,545	1,530,556	3,177,172
Retirement class R-3 of shares	1,046,784	1,979,641	4,294,880	2,904,824	2,668,644
Retirement class R-6 of shares	9,050,937	9,647,309	28,738,233	6,080,794	11,513,102

Total shares outstanding	15,642,842	15,615,631	57,996,083	14,929,487	26,678,141

Investments, at cost:
Investments in unaffiliated issuers	$66,909,292	$65,152,665	$219,331,086	$56,023,089	$96,205,383
Cash sweep investments in affiliated issuers	2,018,790	2,127,173	8,090,402	1,509,686	3,176,098
Investments in other affiliated issuers	73,254,494	68,014,157	227,770,855	54,774,353	91,046,639

Total investments, at cost	$142,182,576	$135,293,995	$455,192,343	$112,307,128	$190,428,120

(See Notes which are an integral part of the Financial Statements)

18

Six Months Ended February 28, 2015 (Unaudited)

Statements of Operations	BMO Funds

	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$206,214	$21,226	$759,838	$69,606	$706,196
Affiliated issuers	150,710	14,599	478,693	42,653	368,383
Interest income	3,011	81	14,322	349	15,949
Excess expense reimbursement from investment adviser (Note 5)	6,279	930	18,739	4,134	7,782

Total income	366,214	36,836	1,271,592	116,742	1,098,310

Expenses:
Shareholder servicing fees (Note 5)	8,576	373	39,728	604	41,305
Administration fees (Note 5)	8,263	400	42,605	577	42,156
Portfolio accounting fees	25,078	21,240	37,274	22,661	36,926
Recordkeeping fees	14,952	18,274	15,513	18,500	15,979
Custodian fees (Note 5)	641	72	2,439	283	2,386
Registration fees	21,168	31,487	23,245	31,508	22,514
Professional fees	9,685	9,685	9,685	9,685	9,685
Printing and postage	3,763	1,122	3,776	1,122	3,774
Directors’ fees	5,064	5,064	5,064	5,064	5,064
Distribution services fees (Note 5)	9,248	328	53,854	647	48,113
Miscellaneous	4,471	4,472	5,062	4,537	4,689

Total expenses	110,909	92,517	238,245	95,188	232,591

Deduct:
Expense waivers (Note 5)	(88,669)	(91,595)	(121,948)	(93,621)	(109,442)

Net expenses	22,240	922	116,297	1,567	123,149

Net investment income	343,974	35,914	1,155,295	115,175	975,161

Net realized and unrealized gain on investments:
Net realized gain (loss) on investment transactions from:
Unaffiliated issuers	636,417	(15,689)	1,237,672	(45,404)	388,645
Affiliated issuers	203,014	(7,900)	120,520	(20,707)	(9,363)
Net realized gain on capital gains distributions from:
Unaffiliated issuers	160,652	24,422	940,208	116,553	1,273,965
Affiliated issuers	347,803	49,679	2,071,332	218,752	2,326,034

Total net realized gain	1,347,886	50,512	4,369,732	269,194	3,979,281
Net change in unrealized appreciation (depreciation) on investments in:
Unaffiliated issuers	(847,328)	50,718	(1,735,910)	280,160	(753,846)
Affiliated issuers	(474,195)	7,912	(1,420,528)	59,716	(1,324,064)

Total net change in unrealized appreciation (depreciation)	(1,321,523)	58,630	(3,156,438)	339,876	(2,077,910)

Net realized and unrealized gain on investments	26,363	109,142	1,213,294	609,070	1,901,371

Change in net assets resulting from operations	$370,337	$145,056	$2,368,589	$724,245	$2,876,532

(See Notes which are an integral part of the Financial Statements)

19

Six Months Ended February 28, 2015 (Unaudited)

Statements of Operations	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$32,466	$485,827	$11,204	$259,621	$9,633
Affiliated issuers	18,380	209,763	5,585	112,413	2,703
Interest income	268	11,828	141	6,185	80
Excess expense reimbursement from investment adviser (Note 5)	1,565	7,931	1,002	3,715	199

Total income	52,679	715,349	17,932	381,934	12,615

Expenses:
Shareholder servicing fees (Note 5)	598	22,803	364	14,365	329
Administration fees (Note 5)	525	24,615	358	15,862	343
Portfolio accounting fees	22,443	31,591	21,547	26,677	20,941
Recordkeeping fees	18,929	15,361	18,760	15,870	18,280
Custodian fees (Note 5)	251	1,601	120	877	32
Registration fees	31,506	21,864	31,496	21,251	31,490
Professional fees	9,685	9,685	9,685	9,685	9,685
Printing and postage	1,122	3,776	1,122	3,774	561
Directors’ fees	5,064	5,064	5,064	5,064	5,064
Distribution services fees (Note 5)	536	28,148	446	16,947	223
Miscellaneous	4,466	4,580	4,408	4,467	4,417

Total expenses	95,125	169,088	93,370	134,839	91,365

Deduct:
Expense waivers (Note 5)	(93,565)	(100,088)	(92,298)	(91,893)	(90,561)

Net expenses	1,560	69,000	1,072	42,946	804

Net investment income	51,119	646,349	16,860	338,988	11,811

Net realized and unrealized gain on investments:
Net realized gain (loss) on investment transactions from:
Unaffiliated issuers	(77,356)	114,790	(31,366)	(146,215)	(12,117)
Affiliated issuers	(52,843)	(57,043)	(10,436)	(71,106)	(5,921)
Net realized gain on capital gains distributions from:
Unaffiliated issuers	59,144	1,060,245	21,176	573,462	10,167
Affiliated issuers	107,889	1,904,262	35,691	1,023,222	24,180

Total net realized gain	36,834	3,022,254	15,065	1,379,363	16,309
Net change in unrealized appreciation (depreciation) on investments in:
Unaffiliated issuers	425,995	(440,883)	229,520	6,458	46,904
Affiliated issuers	232,443	(1,076,314)	125,105	(507,851)	16,683

Total net change in unrealized appreciation (depreciation)	658,438	(1,517,197)	354,625	(501,393)	63,587

Net realized and unrealized gain on investments	695,272	1,505,057	369,690	877,970	79,896

Change in net assets resulting from operations	$746,391	$2,151,406	$386,550	$1,216,958	$91,707

(See Notes which are an integral part of the Financial Statements)

20

Six Months Ended February 28, 2015 (Unaudited)

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$829,255	$880,852	$4,492,524	$942,897	$1,071,266
Affiliated issuers	1,012,529	813,777	2,346,068	413,791	402,727
Interest income	13,435	18,328	90,121	27,927	36,595
Excess expense reimbursement from investment adviser (Note 5)	31,199	47,099	98,837	28,889	24,225

Total income	1,886,418	1,760,056	7,027,550	1,413,504	1,534,813

Expenses:
Shareholder servicing fees (Note 5)	31,995	30,384	219,366	55,909	91,540
Administration fees (Note 5)	49,247	45,180	221,976	68,192	91,283
Portfolio accounting fees	43,844	43,757	96,135	42,899	51,354
Recordkeeping fees	14,573	14,833	15,829	14,657	14,788
Custodian fees (Note 5)	3,420	3,411	12,776	3,285	4,611
Registration fees	37,691	37,661	46,460	37,519	38,042
Professional fees	9,685	9,685	9,685	9,685	9,685
Printing and postage	3,723	3,723	3,723	3,723	3,723
Directors’ fees	5,064	5,064	5,064	5,064	5,064
Distribution services fees (Note 5)	27,308	48,640	108,161	73,571	49,277
Miscellaneous	5,199	5,113	6,609	5,125	5,403

Total expenses	231,749	247,451	745,784	319,629	364,770

Deduct:
Expense waivers (Note 5)	(146,184)	(153,357)	(299,842)	(167,386)	(165,659)

Net expenses	85,565	94,094	445,942	152,243	199,111

Net investment income	1,800,853	1,665,962	6,581,608	1,261,261	1,335,702

Net realized and unrealized gain on investments:
Net realized gain (loss) on investment transactions from:
Unaffiliated issuers	1,262,584	1,144,460	5,990,233	1,175,669	3,389,916
Affiliated issuers	(149,219)	(127,035)	(448,553)	(99,412)	200,207
Net realized gain on capital gains distributions from:
Unaffiliated issuers	583,695	1,011,401	4,416,347	1,784,239	2,465,074
Affiliated issuers	1,608,495	2,699,597	13,622,286	4,467,388	6,010,570

Total net realized gain	3,305,555	4,728,423	23,580,313	7,327,884	12,065,767
Net change in unrealized depreciation on investments in:
Unaffiliated issuers	(1,726,846)	(1,674,305)	(8,009,259)	(1,715,275)	(11,331,259)
Affiliated issuers	(954,824)	(1,500,385)	(7,234,215)	(2,302,888)	7,434,356

Total net change in unrealized depreciation	(2,681,670)	(3,174,690)	(15,243,474)	(4,018,163)	(3,896,903)

Net realized and unrealized gain on investments	623,885	1,553,733	8,336,839	3,309,721	8,168,864

Change in net assets resulting from operations	$2,424,738	$3,219,695	$14,918,447	$4,570,982	$9,504,566

(See Notes which are an integral part of the Financial Statements)

21

Statements of Changes in Net Assets	BMO Funds

	2010 Fund		2015 Fund		2020 Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Change in net assets resulting from:

Operations:
Net investment income	$343,974	$697,520	$35,914	$2,517	$1,155,295	$1,917,934
Net realized gain on investments	1,347,886	1,133,325	50,512	207	4,369,732	3,396,411
Net change in unrealized appreciation (depreciation) on investments	(1,321,523)	1,942,978	58,630	11,989	(3,156,438)	10,111,163

Change in net assets resulting from operations	370,337	3,773,823	145,056	14,713	2,368,589	15,425,508

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(181,665)	(77,482)	(1,517)	—	(722,854)	(421,092)
Institutional class of shares	(11,464)	(10,009)	(622)	—	(82,689)	(42,518)
Retirement class R-3 of shares	(90,947)	(52,461)	(552)	—	(407,198)	(259,867)
Retirement class R-6 of shares	(521,306)	(269,837)	(35,295)	—	(1,324,916)	(762,614)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(330,937)	(12,087)	(43)	—	(915,902)	(115,871)
Institutional class of shares	(20,064)	(1,464)	(16)	—	(94,633)	(11,068)
Retirement class R-3 of shares	(192,905)	(8,773)	(22)	—	(596,688)	(76,159)
Retirement class R-6 of shares	(829,463)	(38,129)	(775)	—	(1,434,053)	(192,888)

Change in net assets resulting from distributions to shareholders	(2,178,751)	(470,242)	(38,842)	—	(5,578,933)	(1,882,077)

Capital stock transactions:
Proceeds from sale of shares	5,068,194	38,360,846 (2)	6,193,932	874,707	13,799,294	126,533,046 (2)
Net asset value of shares issued to shareholders in payment of distributions declared	2,178,751	470,242	38,842	—	5,577,681	1,882,077
Cost of shares redeemed	(9,816,132)	(9,672,631)	(655,571)	(276,056)	(23,277,157)	(24,127,936)

Change in net assets resulting from capital stock transactions	(2,569,187)	29,158,457	5,577,203	598,651	(3,900,182)	104,287,187

Change in net assets	(4,377,601)	32,462,038	5,683,417	613,364	(7,110,526)	117,830,618

Net assets:
Beginning of period	32,462,038	—	613,364	—	117,830,618	—

End of period	$28,084,437	$32,462,038	$6,296,781	$613,364	$110,720,092	$117,830,618

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(54,765)	$406,643	$429	$2,501	$(367,977)	$1,014,385

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(2)	Includes paid-in-capital received via non-taxable in-kind transfers of assets and liabilities of a corresponding affiliated unregistered collective investment trust previously managed by the Adviser effective as of September 1, 2013.

(See Notes which are an integral part of the Financial Statements)

22

Statements of Changes in Net Assets	BMO Funds

	2025 Fund		2030 Fund		2035 Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (1)
Change in net assets resulting from:

Operations:
Net investment income	$115,175	$6,517	$975,161	$1,350,301	$51,119	$4,795
Net realized gain on investments	269,194	1,800	3,979,281	2,888,632	36,834	2,803
Net change in unrealized appreciation (depreciation) on investments	339,876	51,406	(2,077,910)	11,115,624	658,438	54,210

Change in net assets resulting from operations	724,245	59,723	2,876,532	15,354,557	746,391	61,808

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(1,907)	—	(512,696)	(493,309)	(553)	—
Institutional class of shares	(12)	—	(50,969)	(90,753)	(4)	—
Retirement class R-3 of shares	(1,597)	—	(235,080)	(324,143)	(574)	—
Retirement class R-6 of shares	(137,310)	—	(1,141,859)	(606,727)	(66,018)	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(60)	—	(738,765)	(59,628)	(92)	—
Institutional class of shares	—	—	(67,698)	(10,477)	(1)	—
Retirement class R-3 of shares	(47)	—	(426,230)	(40,777)	(59)	—
Retirement class R-6 of shares	(3,174)	—	(1,321,738)	(68,328)	(4,528)	—

Change in net assets resulting from distributions to shareholders	(144,107)	—	(4,495,035)	(1,694,142)	(71,829)	—

Capital stock transactions:
Proceeds from sale of shares	25,896,368	1,620,763	25,974,143	111,286,419 (2)	27,148,992	1,577,933
Net asset value of shares issued to shareholders in payment of distributions declared	144,107	—	4,495,035	1,694,142	71,829	—
Cost of shares redeemed	(1,081,489)	(23,472)	(18,782,323)	(19,138,096)	(1,746,667)	(84,121)

Change in net assets resulting from capital stock transactions	24,958,986	1,597,291	11,686,855	93,842,465	25,474,154	1,493,812

Change in net assets	25,539,124	1,657,014	10,068,352	107,502,880	26,148,716	1,555,620

Net assets:
Beginning of period	1,657,014	—	107,502,880	—	1,555,620	—

End of period	$27,196,138	$1,657,014	$117,571,232	$107,502,880	$27,704,336	$1,555,620

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(19,151)	$6,500	$(492,402)	$473,041	$(11,219)	$4,811

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(2)	Includes paid-in-capital received via non-taxable in-kind transfers of assets and liabilities of a corresponding affiliated unregistered collective investment trust previously managed by the Adviser effective as of September 1, 2013.

(See Notes which are an integral part of the Financial Statements)

23

Statements of Changes in Net Assets	BMO Funds

	2040 Fund		2045 Fund		2050 Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Change in net assets resulting from:

Operations:
Net investment income	$646,349	$873,167	$16,860	$3,069	$338,988	$427,420
Net realized gain on investments	3,022,254	2,121,490	15,065	1,491	1,379,363	1,062,206
Net change in unrealized appreciation (depreciation) on investments	(1,517,197)	8,517,785	354,625	38,672	(501,393)	4,359,188

Change in net assets resulting from operations	2,151,406	11,512,442	386,550	43,232	1,216,958	5,848,814

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(322,333)	(332,895)	(83)	—	(190,420)	(170,299)
Institutional class of shares	(62,399)	(54,556)	(2)	—	(49,742)	(44,843)
Retirement class R-3 of shares	(164,222)	(181,348)	(510)	—	(87,836)	(91,202)
Retirement class R-6 of shares	(887,900)	(547,677)	(24,270)	—	(421,540)	(199,894)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(377,226)	(43,306)	(56)	—	(237,182)	(21,065)
Institutional class of shares	(64,415)	(6,792)	(1)	—	(54,724)	(5,295)
Retirement class R-3 of shares	(228,230)	(24,607)	(78)	—	(133,510)	(11,845)
Retirement class R-6 of shares	(848,765)	(66,599)	(2,771)	—	(426,694)	(22,977)

Change in net assets resulting from distributions to shareholders	(2,955,490)	(1,257,780)	(27,771)	—	(1,601,648)	(567,420)

Capital stock transactions:
Proceeds from sale of shares	10,089,802	75,680,920 (2)	13,323,736	1,094,155	9,838,039	41,973,156 (2)
Net asset value of shares issued to shareholders in payment of distributions declared	2,955,490	1,257,780	27,771	—	1,601,648	567,420
Cost of shares redeemed	(10,709,508)	(14,312,615)	(587,677)	(82,427)	(6,117,129)	(9,411,899)

Change in net assets resulting from capital stock transactions	2,335,784	62,626,085	12,763,830	1,011,728	5,322,558	33,128,677

Change in net assets	1,531,700	72,880,747	13,122,609	1,054,960	4,937,868	38,410,071

Net assets:
Beginning of period	72,880,747	—	1,054,960	—	38,410,071	—

End of period	$74,412,447	$72,880,747	$14,177,569	$1,054,960	$43,347,939	$38,410,071

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(452,245)	$338,260	$(4,912)	$3,093	$(245,625)	$164,925

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(2)	Includes paid-in-capital received via non-taxable in-kind transfers of assets and liabilities of a corresponding affiliated unregistered collective investment trust previously managed by the Adviser effective as of September 1, 2013.

(See Notes which are an integral part of the Financial Statements)

24

Statements of Changes in Net Assets	BMO Funds

	2055 Fund		Conservative Allocation Fund			Moderate Allocation Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (1)	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (2)		Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (2)
Change in net assets resulting from:

Operations:
Net investment income	$11,811	$1,723	$1,800,853	$880,416		$1,665,962	$709,617
Net realized gain on investments	16,309	395	3,305,555	316,340		4,728,423	376,218
Net change in unrealized appreciation (depreciation) on investments	63,587	27,827	(2,681,670)	1,125,420		(3,174,690)	2,133,436

Change in net assets resulting from operations	91,707	29,945	2,424,738	2,322,176		3,219,695	3,219,271

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(1,208)	—	(402,928)	—		(410,110)	—
Institutional class of shares	(729)	—	(503,254)	—		(276,634)	—
Retirement class R-3 of shares	(641)	—	(154,574)	—		(292,686)	—
Retirement class R-6 of shares	(13,016)	—	(1,604,876)	—		(1,793,405)	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(302)	—	(215,030)	—		(157,772)	—
Institutional class of shares	(162)	—	(246,113)	—		(98,536)	—
Retirement class R-3 of shares	(175)	—	(91,471)	—		(123,276)	—
Retirement class R-6 of shares	(2,585)	—	(747,767)	—		(606,593)	—

Change in net assets resulting from distributions to shareholders	(18,818)	—	(3,966,013)	—		(3,759,012)	—

Capital stock transactions:
Proceeds from sale of shares	2,447,675	1,117,065	7,053,126	164,350,746	(3)	11,762,904	163,778,537	(3)
Net asset value of shares issued to shareholders in payment of distributions declared	18,818	—	3,966,013	—		3,759,012	—
Cost of shares redeemed	(220,277)	(366,957)	(11,141,052)	(7,869,795)		(14,372,668)	(8,763,252)

Change in net assets resulting from capital stock transactions	2,246,216	750,108	(121,913)	156,480,951		1,149,248	155,015,285

Change in net assets	2,319,105	780,053	(1,663,188)	158,803,127		609,931	158,234,556

Net assets:
Beginning of period	780,053	—	158,803,127	—		158,234,556	—

End of period	$3,099,158	$780,053	$157,139,939	$158,803,127		$158,844,487	$158,234,556

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(2,040)	$1,743	$20,669	$885,448		$(391,129)	$715,744

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(2)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(3)	Includes paid-in-capital received via non-taxable in-kind transfers of assets and liabilities of a corresponding affiliated unregistered collective investment trust previously managed by the Adviser effective as of June 1, 2014.

(See Notes which are an integral part of the Financial Statements)

25

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund			Growth Allocation Fund			Aggressive Allocation Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (1)		Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (1)		Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (1)
Change in net assets resulting from:

Operations:
Net investment income	$6,581,608	$1,989,859		$1,261,261	$320,349		$1,335,702	$263,995
Net realized gain on investments	23,580,313	1,879,959		7,327,884	388,341		12,065,767	569,370
Net change in unrealized appreciation (depreciation) on investments	(15,243,474)	11,351,850		(4,018,163)	3,941,365		(3,896,903)	5,499,242

Change in net assets resulting from operations	14,918,447	15,221,668		4,570,982	4,650,055		9,504,566	6,332,607

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(2,909,419)	—		(696,738)	—		(1,043,835)	—
Institutional class of shares	(1,372,958)	—		(264,749)	—		(490,234)	—
Retirement class R-3 of shares	(677,457)	—		(409,958)	—		(237,316)	—
Retirement class R-6 of shares	(5,537,512)	—		(1,086,800)	—		(1,452,470)	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(1,128,902)	—		(136,573)	—		(256,288)	—
Institutional class of shares	(489,713)	—		(47,764)	—		(111,509)	—
Retirement class R-3 of shares	(285,267)	—		(88,876)	—		(63,876)	—
Retirement class R-6 of shares	(1,883,488)	—		(185,451)	—		(315,973)	—

Change in net assets resulting from distributions to shareholders	(14,284,716)	—		(2,916,909)	—		(3,971,501)	—

Capital stock transactions:
Proceeds from sale of shares	30,558,882	592,771,447	(2)	12,668,285	154,470,005	(2)	106,923,253 (3)	179,199,755	(2)
Net asset value of shares issued to shareholders in payment of distributions declared	14,284,716	—		2,916,909	—		3,971,501	—
Cost of shares redeemed	(42,914,299)	(14,881,172)		(14,407,230)	(6,289,732)		(15,968,905)	(5,842,063)

Change in net assets resulting from capital stock transactions	1,929,299	577,890,275		1,177,964	148,180,273		94,925,849	173,357,692

Change in net assets	2,563,030	593,111,943		2,832,037	152,830,328		100,458,914	179,690,299

Net assets:
Beginning of period	593,111,943	—		152,830,328	—		179,690,299	—

End of period	$595,674,973	$593,111,943		$155,662,365	$152,830,328		$280,149,213	$179,690,299

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(1,897,018)	$2,018,720		$(850,295)	$346,689		$(2,391,144)	$291,880

(1)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(2)	Includes paid-in-capital received via non-taxable in-kind transfers of assets and liabilities of a corresponding affiliated unregistered collective investment trust previously managed by the Adviser effective as of June 1, 2014.
(3)	Includes paid-in-capital received from a non-taxable in-kind subscription merger of the BMO Aggressive Stock Fund effective as of the close of business on December 19, 2014. See Note 9, Reorganization Information, in the Notes to Financial Statements for additional information.

(See Notes which are an integral part of the Financial Statements)

26

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
2010 Fund
2015(7)	$11.05	$0.13	$0.02	$0.15	$(0.29)	$(0.54)	$(0.83)	$10.37	1.48%	0.99%	0.33%	2.14%	$7,490	32%
2014	10.00	0.20	0.99	1.19	(0.12)	(0.02)	(0.14)	11.05	12.03	1.08	0.33	1.92	7,120	45
2015 Fund
2015(7)	10.74	0.07	0.13	0.20	(0.06)	(0.00)	(0.06)	10.88	1.85	5.87	0.33	1.91	477	52
2014(5)	10.00	0.02	0.72	0.74	—	—	—	10.74	7.40	73.54	0.33	1.23	229	29
2020 Fund
2015(7)	11.34	0.11	0.12	0.23	(0.25)	(0.32)	(0.57)	11.00	2.16	0.58	0.33	1.95	32,527	22
2014	10.00	0.18	1.35	1.53	(0.15)	(0.04)	(0.19)	11.34	15.43	0.63	0.33	1.72	32,064	35
2025 Fund
2015(7)	10.78	0.04	0.20	0.24	(0.05)	(0.00)	(0.05)	10.97	2.24	1.82	0.33	1.45	1,042	63
2014(5)	10.00	0.01	0.77	0.78	—	—	—	10.78	7.80	24.60	0.33	0.56	289	22
2030 Fund
2015(7)	11.61	0.10	0.18	0.28	(0.18)	(0.25)	(0.43)	11.46	2.47	0.59	0.37	1.73	34,879	21
2014	10.00	0.15	1.66	1.81	(0.18)	(0.02)	(0.20)	11.61	18.26	0.66	0.37	1.40	33,059	29
2035 Fund
2015(7)	10.71	0.03	0.23	0.26	(0.01)	(0.00)	(0.01)	10.96	2.46	2.01	0.37	1.50	823	132
2014(5)	10.00	0.00	0.71	0.71	—	—	—	10.71	7.10	23.63	0.37	0.16	348	29
2040 Fund
2015(7)	11.75	0.09	0.22	0.31	(0.20)	(0.24)	(0.44)	11.62	2.73	0.66	0.36	1.62	19,437	16
2014	10.00	0.14	1.82	1.96	(0.19)	(0.02)	(0.21)	11.75	19.81	0.76	0.36	1.45	18,090	22
2045 Fund
2015(7)	10.84	0.01	0.30	0.31	(0.01)	(0.00)	(0.01)	11.14	2.83	3.70	0.36	1.45	886	129
2014(5)	10.00	0.00	0.84	0.84	—	—	—	10.84	8.40	33.37	0.36	0.04	154	35
2050 Fund
2015(7)	11.76	0.09	0.23	0.32	(0.19)	(0.23)	(0.42)	11.66	2.80	0.84	0.36	1.61	12,527	15
2014	10.00	0.14	1.81	1.95	(0.17)	(0.02)	(0.19)	11.76	19.69	1.08	0.36	1.36	11,231	28
2055 Fund
2015(7)	10.85	0.06	0.23	0.29	(0.06)	(0.02)	(0.08)	11.06	2.70	12.68	0.36	1.56	784	71
2014(5)	10.00	0.00	0.85	0.85	—	—	—	10.85	8.50	50.05	0.36	0.07	143	123
Conservative Allocation Fund
2015(7)	10.14	0.10	0.04	0.14	(0.16)	(0.08)	(0.24)	10.04	1.46	0.56	0.33	2.05	25,755	26
2014(6)	10.00	0.03	0.11	0.14	—	—	—	10.14	1.40	0.60	0.33	1.17	25,931	10
Moderate Allocation Fund
2015(7)	10.20	0.09	0.11	0.20	(0.17)	(0.06)	(0.23)	10.17	2.03	0.56	0.30	1.93	24,918	21
2014(6)	10.00	0.04	0.16	0.20	—	—	—	10.20	2.00	0.60	0.30	1.60	24,928	8
Balanced Allocation Fund
2015(7)	10.26	0.11	0.14	0.25	(0.17)	(0.07)	(0.24)	10.27	2.48	0.47	0.33	2.06	177,496	17
2014(6)	10.00	0.03	0.23	0.26	—	—	—	10.26	2.60	0.47	0.33	1.14	184,860	6
Growth Allocation Fund
2015(7)	10.31	0.08	0.22	0.30	(0.16)	(0.03)	(0.19)	10.42	2.98	0.56	0.30	1.57	46,004	11
2014(6)	10.00	0.02	0.29	0.31	—	—	—	10.31	3.10	0.60	0.30	0.73	46,520	6
Aggressive Allocation Fund
2015(7)	10.36	(0.03)	0.39	0.36	(0.18)	(0.04)	(0.22)	10.50	3.63	0.53	0.35	1.06	97,817	23
2014(6)	10.00	0.01	0.35	0.36	—	—	—	10.36	3.60	0.58	0.36	0.42	63,049	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 28, 2015 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

27

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
2010 Fund
2015(7)	$11.07	$0.32	$(0.16)	$0.16	$(0.31)	$(0.53)	$(0.84)	$10.39	1.60%	0.74%	0.08%	2.43%	$384	32%
2014	10.00	0.22	1.00	1.22	(0.13)	(0.02)	(0.15)	11.07	12.32	0.83	0.08	2.10	931	45
2015 Fund
2015(7)	10.77	0.12	0.09	0.21	(0.07)	(0.00)	(0.07)	10.91	1.92	5.62	0.08	2.24	111	52
2014(5)	10.00	0.05	0.72	0.77	—	—	—	10.77	7.70	73.29	0.08	1.68	105	29
2020 Fund
2015(7)	11.36	0.15	0.10	0.25	(0.28)	(0.32)	(0.60)	11.01	2.31	0.33	0.08	2.10	5,533	22
2014	10.00	0.22	1.34	1.56	(0.16)	(0.04)	(0.20)	11.36	15.73	0.38	0.08	2.11	3,240	35
2025 Fund
2015(7)	10.80	0.01	0.25	0.26	(0.05)	(0.00)	(0.05)	11.01	2.43	1.57	0.08	0.87	511	63
2014(5)	10.00	0.08	0.72	0.80	—	—	—	10.80	8.00	24.35	0.08	1.11	3	22
2030 Fund
2015(7)	11.63	0.15	0.14	0.29	(0.19)	(0.25)	(0.44)	11.48	2.60	0.34	0.12	1.70	3,911	21
2014	10.00	0.18	1.66	1.84	(0.19)	(0.02)	(0.21)	11.63	18.55	0.41	0.12	1.70	5,286	29
2035 Fund
2015(7)	10.71	(0.01)	0.29	0.28	(0.01)	(0.00)	(0.01)	10.98	2.55	1.76	0.12	1.18	55	132
2014(5)	10.00	0.05	0.67	0.72	—	—	—	10.72	7.20	23.38	0.12	0.70	4	29
2040 Fund
2015(7)	11.77	0.13	0.20	0.33	(0.23)	(0.24)	(0.47)	11.63	2.88	0.41	0.11	1.80	3,603	16
2014	10.00	0.17	1.82	1.99	(0.20)	(0.02)	(0.22)	11.77	20.10	0.51	0.11	1.45	3,602	22
2045 Fund
2015(7)	10.86	(0.02)	0.34	0.32	(0.01)	(0.00)	(0.01)	11.17	2.94	3.45	0.11	0.78	101	129
2014(5)	10.00	0.04	0.82	0.86	—	—	—	10.86	8.60	33.12	0.11	0.51	3	35
2050 Fund
2015(7)	11.78	0.12	0.21	0.33	(0.21)	(0.23)	(0.44)	11.67	2.93	0.59	0.11	1.76	3,228	15
2014	10.00	0.17	1.81	1.98	(0.18)	(0.02)	(0.20)	11.78	19.98	0.83	0.11	1.48	3,007	28
2055 Fund
2015(7)	10.87	0.12	0.19	0.31	(0.07)	(0.02)	(0.09)	11.09	2.89	12.43	0.11	2.55	139	71
2014(5)	10.00	0.03	0.84	0.87	—	—	—	10.87	8.70	49.80	0.11	0.97	106	123
Conservative Allocation Fund
2015(7)	10.15	0.12	0.04	0.16	(0.17)	(0.09)	(0.26)	10.05	1.61	0.31	0.08	2.32	29,936	26
2014(6)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.35	0.08	1.41	29,082	10
Moderate Allocation Fund
2015(7)	10.21	0.12	0.09	0.21	(0.18)	(0.07)	(0.25)	10.17	2.06	0.31	0.05	2.15	15,645	21
2014(6)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.35	0.05	1.82	17,704	8
Balanced Allocation Fund
2015(7)	10.26	0.12	0.14	0.26	(0.19)	(0.06)	(0.25)	10.27	2.63	0.22	0.08	2.28	78,847	17
2014(6)	10.00	0.04	0.22	0.26	—	—	—	10.26	2.60	0.22	0.08	1.39	79,584	6
Growth Allocation Fund
2015(7)	10.32	0.10	0.22	0.32	(0.18)	(0.03)	(0.21)	10.43	3.11	0.31	0.05	1.73	15,962	11
2014(6)	10.00	0.02	0.30	0.32	—	—	—	10.32	3.20	0.35	0.05	0.96	18,598	6
Aggressive Allocation Fund
2015(7)	10.37	0.11	0.26	0.37	(0.20)	(0.04)	(0.24)	10.50	3.67	0.28	0.10	1.49	33,364	23
2014(6)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.33	0.11	0.66	27,401	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 28, 2015 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

28

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return(1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
2010 Fund
2015(7)	$11.03	$0.11	$0.03	$0.14	$(0.26)	$(0.53)	$(0.79)	$10.38	1.37%	1.24%	0.58%	1.98%	$2,725	32%
2014	10.00	0.19	0.98	1.17	(0.12)	(0.02)	(0.14)	11.03	11.74	1.33	0.58	1.64	4,283	45
2015 Fund
2015(7)	10.72	0.07	0.12	0.19	(0.04)	(0.00)	(0.04)	10.87	1.80	6.12	0.58	1.78	147	52
2014(5)	10.00	0.03	0.69	0.72	—	—	—	10.72	7.20	73.79	0.58	1.18	105	29
2020 Fund
2015(7)	11.33	0.11	0.10	0.21	(0.22)	(0.32)	(0.54)	11.00	1.93	0.83	0.58	1.69	21,783	22
2014	10.00	0.15	1.36	1.51	(0.14)	(0.04)	(0.18)	11.33	15.23	0.88	0.58	1.28	23,025	35
2025 Fund
2015(7)	10.76	0.02	0.21	0.23	(0.05)	(0.00)	(0.05)	10.94	2.17	2.07	0.58	1.42	386	63
2014(5)	10.00	0.04	0.72	0.76	—	—	—	10.76	7.60	24.85	0.58	0.59	2	22
2030 Fund
2015(7)	11.59	0.09	0.17	0.26	(0.14)	(0.25)	(0.39)	11.46	2.33	0.84	0.62	1.52	19,633	21
2014	10.00	0.13	1.65	1.78	(0.17)	(0.02)	(0.19)	11.59	17.98	0.91	0.62	1.21	20,329	29
2035 Fund
2015(7)	10.68	0.00	0.26	0.26	(0.02)	(0.00)	(0.02)	10.92	2.44	2.26	0.62	0.99	440	132
2014(5)	10.00	0.01	0.67	0.68	—	—	—	10.68	6.80	23.88	0.62	0.19	3	29
2040 Fund
2015(7)	11.72	0.09	0.22	0.31	(0.17)	(0.24)	(0.41)	11.62	2.71	0.91	0.61	1.38	12,159	16
2014	10.00	0.11	1.82	1.93	(0.19)	(0.02)	(0.21)	11.72	19.42	1.01	0.61	0.97	11,429	22
2045 Fund
2015(7)	10.82	(0.05)	0.35	0.30	(0.02)	(0.00)	(0.02)	11.10	2.77	3.95	0.61	(0.93)	432	129
2014(5)	10.00	0.00	0.82	0.82	—	—	—	10.82	8.20	33.62	0.61	0.01	3	35
2050 Fund
2015(7)	11.74	0.08	0.22	0.30	(0.15)	(0.23)	(0.38)	11.66	2.68	1.09	0.61	1.29	7,246	15
2014	10.00	0.11	1.82	1.93	(0.17)	(0.02)	(0.19)	11.74	19.40	1.33	0.61	0.87	6,826	28
2055 Fund
2015(7)	10.84	0.05	0.23	0.28	(0.06)	(0.02)	(0.08)	11.04	2.58	12.93	0.61	1.38	152	71
2014(5)	10.00	0.01	0.83	0.84	—	—	—	10.84	8.40	50.30	0.61	0.44	54	123
Conservative Allocation Fund
2015(7)	10.14	0.10	0.03	0.13	(0.15)	(0.08)	(0.23)	10.04	1.30	0.81	0.58	1.82	10,507	26
2014(6)	10.00	0.02	0.12	0.14	—	—	—	10.14	1.40	0.85	0.58	0.91	11,583	10
Moderate Allocation Fund
2015(7)	10.20	0.09	0.09	0.18	(0.16)	(0.06)	(0.22)	10.16	1.78	0.81	0.55	1.66	20,119	21
2014(6)	10.00	0.03	0.17	0.20	—	—	—	10.20	2.00	0.85	0.55	1.33	19,949	8
Balanced Allocation Fund
2015(7)	10.25	0.10	0.14	0.24	(0.16)	(0.07)	(0.23)	10.26	2.34	0.72	0.58	1.82	44,074	17
2014(6)	10.00	0.02	0.23	0.25	—	—	—	10.25	2.50	0.72	0.58	0.89	44,647	6
Growth Allocation Fund
2015(7)	10.30	0.07	0.23	0.30	(0.15)	(0.03)	(0.18)	10.42	2.92	0.81	0.55	1.29	30,269	11
2014(6)	10.00	0.01	0.29	0.30	—	—	—	10.30	3.00	0.85	0.55	0.46	31,065	6
Aggressive Allocation Fund
2015(7)	10.35	0.10	0.25	0.35	(0.17)	(0.04)	(0.21)	10.49	3.47	0.78	0.60	0.75	28,002	23
2014(6)	10.00	0.00	0.35	0.35	—	—	—	10.35	3.50	0.83	0.61	0.16	16,200	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	For the six months ended February 28, 2015 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

29

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)(7)	Net investment income (2)
2010 Fund
2015(8)	$11.08	$0.17	$0.00	$0.17	$(0.34)	$(0.53)	$(0.87)	$10.38	1.70%	0.59%	0.00%	2.54%	$17,485	32%
2014	10.00	0.25	0.99	1.24	(0.14)	(0.02)	(0.16)	11.08	12.47	0.68	0.00	2.31	20,128	45
2015 Fund
2015(8)	10.78	0.02	0.19	0.21	(0.07)	(0.00)	(0.07)	10.92	2.00	5.47	0.00	2.19	5,562	52
2014(5)	10.00	0.08	0.70	0.78	—	—	—	10.78	7.80	73.14	0.00	1.75	174	29
2020 Fund
2015(8)	11.38	0.15	0.09	0.24	(0.29)	(0.32)	(0.61)	11.01	2.27	0.18	0.00	2.34	50,877	22
2014	10.00	0.22	1.36	1.58	(0.16)	(0.04)	(0.20)	11.38	15.98	0.23	0.00	1.97	59,502	35
2025 Fund
2015(8)	10.81	0.01	0.26	0.27	(0.07)	(0.00)	(0.07)	11.01	2.48	1.42	0.00	1.78	25,257	63
2014(5)	10.00	0.05	0.76	0.81	—	—	—	10.81	8.10	24.20	0.00	1.39	1,363	22
2030 Fund
2015(8)	11.64	0.09	0.21	0.30	(0.22)	(0.25)	(0.47)	11.47	2.67	0.19	0.00	1.96	59,148	21
2014	10.00	0.19	1.66	1.85	(0.19)	(0.02)	(0.21)	11.64	18.70	0.26	0.00	1.50	48,829	29
2035 Fund
2015(8)	10.73	(0.01)	0.30	0.29	(0.03)	(0.00)	(0.03)	10.99	2.71	1.61	0.00	0.85	26,386	132
2014(5)	10.00	0.04	0.69	0.73	—	—	—	10.73	7.30	23.23	0.00	1.06	1,201	29
2040 Fund
2015(8)	11.78	0.10	0.24	0.34	(0.24)	(0.24)	(0.48)	11.64	3.04	0.26	0.00	1.97	39,213	16
2014	10.00	0.18	1.83	2.01	(0.21)	(0.02)	(0.23)	11.78	20.26	0.36	0.00	1.39	39,760	22
2045 Fund
2015(8)	10.87	(0.02)	0.35	0.33	(0.02)	(0.00)	(0.02)	11.18	3.08	3.30	0.00	0.61	12,759	129
2014(5)	10.00	0.04	0.83	0.87	—	—	—	10.87	8.70	32.97	0.00	0.93	895	35
2050 Fund
2015(8)	11.80	0.08	0.26	0.34	(0.23)	(0.23)	(0.46)	11.68	3.00	0.44	0.00	1.91	20,347	15
2014	10.00	0.18	1.83	2.01	(0.19)	(0.02)	(0.21)	11.80	20.24	0.68	0.00	1.39	17,346	28
2055 Fund
2015(8)	10.89	0.04	0.27	0.31	(0.08)	(0.02)	(0.10)	11.10	2.88	12.28	0.00	1.54	2,024	71
2014(5)	10.00	0.03	0.86	0.89	—	—	—	10.89	8.90	49.65	0.00	0.84	477	123
Conservative Allocation Fund
2015(8)	10.15	0.13	0.04	0.17	(0.19)	(0.08)	(0.27)	10.05	1.69	0.16	0.00	2.47	90,942	26
2014(6)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.20	0.00	1.57	92,207	10
Moderate Allocation Fund
2015(8)	10.21	0.11	0.11	0.22	(0.19)	(0.06)	(0.25)	10.18	2.26	0.16	0.00	2.32	98,162	21
2014(6)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.20	0.00	1.99	95,654	8
Balanced Allocation Fund
2015(8)	10.27	0.12	0.14	0.26	(0.19)	(0.07)	(0.26)	10.27	2.62	0.07	0.00	2.48	295,258	17
2014(6)	10.00	0.04	0.23	0.27	—	—	—	10.27	2.70	0.07	0.00	1.54	284,021	6
Growth Allocation Fund
2015(8)	10.32	0.10	0.23	0.33	(0.19)	(0.03)	(0.22)	10.43	3.22	0.16	0.00	1.99	63,427	11
2014(6)	10.00	0.03	0.29	0.32	—	—	—	10.32	3.20	0.20	0.00	1.11	56,647	6
Aggressive Allocation Fund
2015(8)	10.37	0.13	0.26	0.39	(0.21)	(0.04)	(0.25)	10.51	3.86	0.13	0.00	1.49	120,966	23
2014(6)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.18	0.00	0.82	73,040	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.
(8)	For the six months ended February 28, 2015 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

30

February 28, 2015 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2015, the Corporation consisted of 44 portfolios. As of February 28, 2015, this semi-annual report includes 10 target retirement and 5 target risk diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor, Institutional, Retirement R-3 and Retirement R-6 classes of shares. As of February 28, 2015, the Corporation also consisted of 29 other portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
2010 Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund*	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund*	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund*	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund*	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund*	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

*	Name changes effective December 19, 2014. Prior to December 19, 2014, these Funds were formerly known as the BMO Diversified Income Fund, BMO Moderate Balanced Fund, BMO Growth Balanced Fund, BMO Aggressive Allocation Fund and BMO Diversified Stock Fund, respectively.

The target investment allocation for each of the Target Risk Funds, based on each Fund’s total assets, is set forth below.

Target Risk Fund	Equity	Fixed Income	Money Market Funds
Conservative Allocation Fund	10%–30%	70%–90%	0%–10%
Moderate Allocation Fund	30%–50%	50%–70%	0%–10%
Balanced Allocation Fund	50%–70%	30%–50%	0%–10%
Growth Allocation Fund	70%–90%	10%–30%	0%–10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

31

Notes to Financial Statements (continued)

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

The Funds offer multiple classes of shares which differ in their respective distribution, administration and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds may invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurements

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

32

BMO Funds

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The Funds did not hold any Level 3 securities as of February 28, 2015.

The following is a summary of the inputs used, as of February 28, 2015, in valuing the Funds’ assets:

	2010 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$23,134,587	$4,427,587	$—	$27,562,174
Short-Term Investments	423,410	—	—	423,410

Total	$23,557,997	$4,427,587	$—	$27,985,584

	2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,339,629	$815,941	$—	$6,155,570
Short-Term Investments	94,850	—	—	94,850

Total	$5,434,479	$815,941	$—	$6,250,420

	2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$98,971,689	$10,278,896	$—	$109,250,585
Short-Term Investments	1,113,866	—	—	1,113,866

Total	$100,085,555	$10,278,896	$—	$110,364,451

	2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$24,713,885	$1,989,563	$—	$26,703,448
Short-Term Investments	394,318	—	—	394,318

Total	$25,108,203	$1,989,563	$—	$27,097,766

	2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$110,170,849	$5,890,070	$—	$116,060,919
Short-Term Investments	1,179,977	—	—	1,179,977

Total	$111,350,826	$5,890,070	$—	$117,240,896

	2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$26,285,728	$910,169	$—	$27,195,897
Short-Term Investments	412,646	—	—	412,646

Total	$26,698,374	$910,169	$—	$27,608,543

	2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$72,242,429	$1,083,461	$—	$73,325,890
Short-Term Investments	783,591	—	—	783,591

Total	$73,026,020	$1,083,461	$—	$74,109,481

	2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,605,112	$212,154	$—	$13,817,266
Short-Term Investments	439,465	—	—	439,465

Total	$14,044,577	$212,154	$—	$14,256,731

	2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$41,936,185	$517,206	$—	$42,453,391
Short-Term Investments	658,019	—	—	658,019

Total	$42,594,204	$517,206	$—	$43,111,410

	2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,907,507	$30,199	$—	$2,937,706
Short-Term Investments	78,180	—	—	78,180

Total	$2,985,687	$30,199	$—	$3,015,886

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$127,293,751	$27,642,837	$—	$154,936,588
Short-Term Investments	2,018,790	—	—	2,018,790

Total	$129,312,541	$27,642,837	$—	$156,955,378

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$136,744,071	$19,753,976	$—	$156,498,047
Short-Term Investments	2,127,173	—	—	2,127,173

Total	$138,871,244	$19,753,976	$—	$158,625,220

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$544,190,960	$43,196,716	$—	$587,387,676
Short-Term Investments	8,090,402	—	—	8,090,402

Total	$552,281,362	$43,196,716	$—	$595,478,078

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$150,616,476	$3,180,050	$—	$153,796,526
Short-Term Investments	1,509,686	—	—	1,509,686

Total	$152,126,162	$3,180,050	$—	$155,306,212

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$276,583,199	$—	$—	$276,583,199
Short-Term Investments	3,176,098	—	—	3,176,098

Total	$279,759,297	$—	$—	$279,759,297

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described in Note 2, securities for which market valuations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors. As a result, due to the unavailability of prices between August 31, 2014 and February 28, 2015, fair valuation use resulted in transfers between categorization levels.

33

Notes to Financial Statements (continued)

The following is a reconciliation of transfers between category levels from August 31, 2014 to February 28, 2015:

	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Transfers into Level 1	$—	$—	$—	$—	$—
Transfers out of Level 1	$(699,398)	$(124,816)	$(1,752,975)	$(327,346)	$(1,050,477)

Net Transfers in (out) of Level 1	$(699,398)	$(124,816)	$(1,752,975)	$(327,346)	$(1,050,477)

Transfers into Level 2	$699,398	$124,816	$1,752,975	$327,346	$1,050,477
Transfers out of Level 2	$—	$—	$—	$—	$—

Net Transfers in (out) of Level 2	$699,398	$124,816	$1,752,975	$327,346	$1,050,477

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Transfers into Level 1	$—	$—	$—	$—	$—
Transfers out of Level 1	$(136,138)	$(218,018)	$(42,235)	$(86,677)	$(6,017)

Net Transfers in (out) of Level 1	$(136,138)	$(218,018)	$(42,235)	$(86,677)	$(6,017)

Transfers into Level 2	$136,138	$218,018	$42,235	$86,677	$6,017
Transfers out of Level 2	$—	$—	$—	$—	$—

Net Transfers in (out) of Level 2	$136,138	$218,018	$42,235	$86,677	$6,017

34

BMO Funds

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	2010 Fund		2015 Fund		2020 Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,684,742	$8,444,326 (2)	$242,578	$227,520	$2,407,416	$36,263,814 (2)
Institutional class of shares	216,546	923,868 (2)	3,871	102,500	2,877,923	3,583,055 (2)
Retirement class R-3 of shares	1,380,584	5,408,352 (2)	38,588	102,500	1,696,208	25,200,708 (2)
Retirement class R-6 of shares	1,786,322	23,584,300 (2)	5,908,895	442,187	6,817,747	61,485,469 (2)

Net proceeds from sale of shares	$5,068,194	$38,360,846	$6,193,932	$874,707	$13,799,294	$126,533,046
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$512,602	$89,569	$1,560	$—	$1,637,504	$536,963
Institutional class of shares	31,528	11,473	637	—	177,322	53,586
Retirement class R-3 of shares	283,852	61,234	574	—	1,003,886	336,026
Retirement class R-6 of shares	1,350,769	307,966	36,071	—	2,758,969	955,502

Net proceeds from shares issued	$2,178,751	$470,242	$38,842	$—	$5,577,681	$1,882,077
Cost of shares redeemed:
Investor class of shares	$(1,406,507)	$(2,064,040)	$(5,216)	$(1,167)	$(2,633,669)	$(8,518,577)
Institutional class of shares	(760,906)	(86,766)	—	—	(680,088)	(743,132)
Retirement class R-3 of shares	(2,946,134)	(1,649,534)	(47)	—	(3,335,784)	(5,173,982)
Retirement class R-6 of shares	(4,702,585)	(5,872,291)	(650,308)	(274,889)	(16,627,616)	(9,692,245)

Net cost of shares redeemed	$(9,816,132)	$(9,672,631)	$(655,571)	$(276,056)	$(23,277,157)	$(24,127,936)

Net change resulting from fund share transactions in dollars	$(2,569,187)	$29,158,457	$5,577,203	$598,651	$(3,900,182)	$104,287,187

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	158,445	830,271 (2)	22,797	21,482	217,050	3,561,428 (2)
Institutional class of shares	20,078	91,093 (2)	356	9,729	261,283	348,726 (2)
Retirement class R-3 of shares	127,671	536,623 (2)	3,717	9,756	153,672	2,480,350 (2)
Retirement class R-6 of shares	168,863	2,340,155 (2)	550,448	42,890	629,244	6,042,340 (2)

Net sale of shares	475,057	3,798,142	577,318	83,857	1,261,249	12,432,844
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	50,403	8,596	147	—	152,326	50,609
Institutional class of shares	3,097	1,101	60	—	16,495	5,051
Retirement class R-3 of shares	27,883	5,877	54	—	93,298	31,670
Retirement class R-6 of shares	132,819	29,555	3,374	—	256,410	90,057

Net shares issued	214,202	45,129	3,635	—	518,529	177,387
Shares redeemed:
Investor class of shares	(130,601)	(194,681)	(489)	(109)	(238,849)	(785,722)
Institutional class of shares	(70,227)	(8,166)	—	—	(60,270)	(68,669)
Retirement class R-3 of shares	(281,083)	(154,354)	(4)	—	(299,935)	(479,196)
Retirement class R-6 of shares	(432,891)	(553,682)	(60,812)	(26,698)	(1,495,571)	(902,430)

Net shares redeemed	(914,802)	(910,883)	(61,305)	(26,807)	(2,094,625)	(2,236,017)

Net change resulting from fund share transactions in shares	(225,543)	2,932,388	519,648	57,050	(314,847)	10,374,214

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(2)	Includes paid-in-capital and shares, respectively per fund, received via non-taxable in-kind transfers of assets and liabilities of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser effective as of September 1, 2013.

35

Notes to Financial Statements (continued)

	2025 Fund		2030 Fund		2035 Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$764,734	$298,772	$3,297,092	$34,938,990 (2)	$569,879	$375,467
Institutional class of shares	506,372	2,500	1,622,606	5,469,509 (2)	50,882	3,500
Retirement class R-3 of shares	378,597	2,500	1,508,596	22,789,755 (2)	421,285	2,500
Retirement class R-6 of shares	24,246,665	1,316,991	19,545,849	48,088,165 (2)	26,106,946	1,196,466

Net proceeds from sale of shares	$25,896,368	$1,620,763	$25,974,143	$111,286,419	$27,148,992	$1,577,933
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$1,966	$—	$1,251,461	$552,937	$645	$—
Institutional class of shares	13	—	118,666	101,230	5	—
Retirement class R-3 of shares	1,645	—	661,311	364,920	633	—
Retirement class R-6 of shares	140,483	—	2,463,597	675,055	70,546	—

Net proceeds from shares issued	$144,107	$—	$4,495,035	$1,694,142	$71,829	$—
Cost of shares redeemed:
Investor class of shares	$(45,383)	$(14,966)	$(2,304,736)	$(6,916,070)	$(120,793)	$(34,900)
Institutional class of shares	—	—	(3,085,638)	(1,034,034)	—	—
Retirement class R-3 of shares	(12,760)	—	(2,631,907)	(5,574,411)	(20)	—
Retirement class R-6 of shares	(1,023,346)	(8,506)	(10,760,042)	(5,613,581)	(1,625,854)	(49,221)

Net cost of shares redeemed	$(1,081,489)	$(23,472)	$(18,782,323)	$(19,138,096)	$(1,746,667)	$(84,121)

Net change resulting from fund share transactions in dollars	$24,958,986	$1,597,291	$11,686,855	$93,842,465	$25,474,154	$1,493,812

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	72,193	28,228	290,790	3,417,671 (2)	53,979	35,809
Institutional class of shares	46,202	250	143,032	537,594 (2)	4,651	350
Retirement class R-3 of shares	36,050	250	132,857	2,228,554 (2)	39,989	250
Retirement class R-6 of shares	2,250,115	126,860	1,695,805	4,652,066 (2)	2,433,575	116,656

Net sale of shares	2,404,560	155,588	2,262,484	10,835,885	2,532,194	153,065
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	184	—	112,038	51,245	60	—
Institutional class of shares	1	—	10,614	9,382	—	—
Retirement class R-3 of shares	154	—	59,151	33,820	60	—
Retirement class R-6 of shares	13,080	—	220,555	62,563	6,587	—

Net shares issued	13,419	—	402,358	157,010	6,707	—
Shares redeemed:
Investor class of shares	(4,199)	(1,421)	(206,705)	(620,827)	(11,471)	(3,324)
Institutional class of shares	—	—	(267,506)	(92,342)	—	—
Retirement class R-3 of shares	(1,194)	—	(233,149)	(507,796)	(2)	—
Retirement class R-6 of shares	(95,317)	(800)	(954,405)	(519,721)	(151,537)	(4,677)

Net shares redeemed	(100,710)	(2,221)	(1,661,765)	(1,740,686)	(163,010)	(8,001)

Net change resulting from fund share transactions in shares	2,317,269	153,367	1,003,077	9,252,209	2,375,891	145,064

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(2)	Includes paid-in-capital and shares, respectively per fund, received via non-taxable in-kind transfers of assets and liabilities of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser effective as of September 1, 2013.

36

BMO Funds

	2040 Fund		2045 Fund		2050 Fund
	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$2,263,166	$21,764,442 (2)	$733,825	$152,476	$2,010,227	$13,318,979 (2)
Institutional class of shares	723,934	3,510,144 (2)	97,882	2,500	682,973	3,088,804 (2)
Retirement class R-3 of shares	1,452,702	12,049,884 (2)	443,565	2,500	935,712	7,322,551 (2)
Retirement class R-6 of shares	5,650,000	38,356,450 (2)	12,048,464	936,679	6,209,127	18,242,822 (2)

Net proceeds from sale of shares	$10,089,802	$75,680,920	$13,323,736	$1,094,155	$9,838,039	$41,973,156
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$699,559	$376,202	$139	$—	$427,602	$191,364
Institutional class of shares	126,814	61,347	2	—	104,466	50,138
Retirement class R-3 of shares	392,452	205,955	589	—	221,346	103,047
Retirement class R-6 of shares	1,736,665	614,276	27,041	—	848,234	222,871

Net proceeds from shares issued	$2,955,490	$1,257,780	$27,771	$—	$1,601,648	$567,420
Cost of shares redeemed:
Investor class of shares	$(1,470,891)	$(7,024,739)	$(30,601)	$(1,440)	$(1,060,751)	$(4,013,466)
Institutional class of shares	(816,104)	(446,128)	—	—	(549,724)	(578,907)
Retirement class R-3 of shares	(1,042,329)	(2,509,029)	(31,478)	—	(702,738)	(1,590,524)
Retirement class R-6 of shares	(7,380,184)	(4,332,719)	(525,598)	(80,987)	(3,803,916)	(3,229,002)

Net cost of shares redeemed	$(10,709,508)	$(14,312,615)	$(587,677)	$(82,427)	$(6,117,129)	$(9,411,899)

Net change resulting from fund share transactions in dollars	$2,335,784	$62,626,085	$12,763,830	$1,011,728	$5,322,558	$33,128,677

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	199,452	2,130,692 (2)	68,086	14,385	175,284	1,293,640 (2)
Institutional class of shares	62,900	340,527 (2)	8,795	250	59,455	301,847 (2)
Retirement class R-3 of shares	128,008	1,179,810 (2)	41,566	250	81,746	713,221 (2)
Retirement class R-6 of shares	491,778	3,708,666 (2)	1,105,641	89,874	532,944	1,743,673 (2)

Net sale of shares	882,138	7,359,695	1,224,088	104,759	849,429	4,052,381
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	61,853	34,577	13	—	37,674	17,556
Institutional class of shares	11,212	5,638	—	—	9,204	4,600
Retirement class R-3 of shares	34,699	18,930	54	—	19,502	9,454
Retirement class R-6 of shares	153,551	56,459	2,485	—	74,734	20,447

Net shares issued	261,315	115,604	2,552	—	141,114	52,057
Shares redeemed:
Investor class of shares	(129,088)	(625,138)	(2,857)	(137)	(93,464)	(356,507)
Institutional class of shares	(70,419)	(40,068)	—	—	(47,238)	(51,293)
Retirement class R-3 of shares	(91,078)	(223,919)	(2,909)	—	(61,125)	(141,433)
Retirement class R-6 of shares	(650,410)	(389,814)	(48,884)	(7,522)	(335,434)	(293,759)

Net shares redeemed	(940,995)	(1,278,939)	(54,650)	(7,659)	(537,261)	(842,992)

Net change resulting from fund share transactions in shares	202,458	6,196,360	1,171,990	97,100	453,282	3,261,446

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(2)	Includes paid-in-capital and shares, respectively per fund, received via non-taxable in-kind transfer of assets and liabilities of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser effective as of September 1, 2013.

37

Notes to Financial Statements (continued)

	2055 Fund		Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(2)	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(2)
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$639,805	$147,602	$1,596,445	$26,863,822 (3)	$1,810,657	$28,973,270 (3)
Institutional class of shares	29,974	102,500	1,622,987	29,561,175 (3)	1,084,392	17,641,173 (3)
Retirement class R-3 of shares	92,446	52,500	779,323	11,601,613 (3)	1,349,065	19,840,280 (3)
Retirement class R-6 of shares	1,685,450	814,463	3,054,371	96,324,136 (3)	7,518,790	97,323,814 (3)

Net proceeds from sale of shares	$2,447,675	$1,117,065	$7,053,126	$164,350,746	$11,762,904	$163,778,537
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$1,511	$—	$617,958	$—	$567,882	$—
Institutional class of shares	891	—	749,367	—	375,169	—
Retirement class R-3 of shares	816	—	246,044	—	415,962	—
Retirement class R-6 of shares	15,600	—	2,352,644	—	2,399,999	—

Net proceeds from shares issued	$18,818	$—	$3,966,013	$—	$3,759,012	$—
Cost of shares redeemed:
Investor class of shares	$(27,422)	$(8,169)	$(2,139,932)	$(1,300,117)	$(2,288,399)	$(4,580,688)
Institutional class of shares	—	—	(1,238,878)	(907,358)	(3,475,506)	(293,406)
Retirement class R-3 of shares	(17)	—	(1,984,224)	(173,905)	(1,540,348)	(270,336)
Retirement class R-6 of shares	(192,838)	(358,788)	(5,778,018)	(5,488,415)	(7,068,415)	(3,618,822)

Net cost of shares redeemed	$(220,277)	$(366,957)	$(11,141,052)	$(7,869,795)	$(14,372,668)	$(8,763,252)

Net change resulting from fund share transactions in dollars	$2,246,216	$750,108	$(121,913)	$156,480,951	$1,149,248	$155,015,285

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	60,143	13,900	159,211	2,686,197 (3)	179,607	2,896,349 (3)
Institutional class of shares	2,712	9,729	162,203	2,955,772 (3)	107,713	1,763,202 (3)
Retirement class R-3 of shares	8,670	4,998	77,953	1,159,950 (3)	134,691	1,983,149 (3)
Retirement class R-6 of shares	154,999	78,219	306,189	9,626,920 (3)	742,769	9,723,962 (3)

Net sale of shares	226,524	106,846	705,556	16,428,839	1,164,780	16,366,662
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	141	—	62,673	—	57,016	—
Institutional class of shares	83	—	76,001	—	37,668	—
Retirement class R-3 of shares	76	—	24,954	—	41,763	—
Retirement class R-6 of shares	1,446	—	238,605	—	240,964	—

Net shares issued	1,746	—	402,233	—	377,411	—
Shares redeemed:
Investor class of shares	(2,561)	(754)	(213,426)	(129,634)	(229,135)	(453,086)
Institutional class of shares	—	—	(123,503)	(90,373)	(341,544)	(29,109)
Retirement class R-3 of shares	(2)	—	(198,801)	(17,272)	(153,245)	(26,717)
Retirement class R-6 of shares	(17,920)	(34,355)	(575,373)	(545,404)	(702,051)	(358,335)

Net shares redeemed	(20,483)	(35,109)	(1,111,103)	(782,683)	(1,425,975)	(867,247)

Net change resulting from fund share transactions in shares	207,787	71,737	(3,314)	15,646,156	116,216	15,499,415

(1)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(2)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(3)	Includes paid-in-capital and shares, respectively per fund, received via non-taxable in-kind transfer of assets and liabilities of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser effective as of June 1, 2014.

38

BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(1)
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$4,363,838	$185,451,014 (2)	$1,911,554	$47,489,145 (2)	$36,774,444 (3)	$62,275,294 (2)
Institutional class of shares	8,037,631	78,542,686 (2)	1,507,905	18,535,936 (2)	7,663,113 (3)	26,737,271 (2)
Retirement class R-3 of shares	1,461,708	45,312,699 (2)	770,941	30,752,641 (2)	12,978,819 (3)	16,824,331 (2)
Retirement class R-6 of shares	16,695,705	283,465,048 (2)	8,477,885	57,692,283 (2)	49,506,877 (3)	73,362,859 (2)

Net proceeds from sale of shares	$30,558,882	$592,771,447	$12,668,285	$154,470,005	$106,923,253	$179,199,755
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	$4,038,321	$—	$833,311	$—	$1,300,124	$—
Institutional class of shares	1,862,671	—	312,513	—	601,743	—
Retirement class R-3 of shares	962,723	—	498,834	—	301,192	—
Retirement class R-6 of shares	7,421,001	—	1,272,251	—	1,768,442	—

Net proceeds from shares issued	$14,284,716	$—	$2,916,909	$—	$3,971,501	$—
Cost of shares redeemed:
Investor class of shares	$(15,895,171)	$(5,264,270)	$(3,741,809)	$(2,404,890)	$(5,225,755)	$(1,417,088)
Institutional class of shares	(10,843,294)	(995,252)	(4,634,926)	(495,283)	(2,888,111)	(296,705)
Retirement class R-3 of shares	(3,042,475)	(1,751,595)	(2,391,808)	(605,882)	(2,060,764)	(1,188,319)
Retirement class R-6 of shares	(13,133,359)	(6,870,055)	(3,638,687)	(2,783,677)	(5,794,275)	(2,939,951)

Net cost of shares redeemed	$(42,914,299)	$(14,881,172)	$(14,407,230)	$(6,289,732)	$(15,968,905)	$(5,842,063)

Net change resulting from fund share transactions in dollars	$1,929,299	$577,890,275	$1,177,964	$148,180,273	$94,925,849	$173,357,692

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	432,261	18,542,806 (2)	187,635	4,747,721 (2)	3,613,182 (3)	6,224,504 (2)
Institutional class of shares	800,394	7,852,261 (2)	148,151	1,851,897 (2)	753,244 (3)	2,672,439 (2)
Retirement class R-3 of shares	145,320	4,529,729 (2)	75,851	3,074,328 (2)	1,275,381 (3)	1,681,553 (2)
Retirement class R-6 of shares	1,638,169	28,341,116 (2)	827,465	5,762,900 (2)	4,859,946 (3)	7,332,437 (2)

Net sale of shares	3,016,144	59,265,912	1,239,102	15,436,846	10,501,753	17,910,933
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	402,223	—	82,019	—	131,061	—
Institutional class of shares	185,710	—	30,729	—	60,659	—
Retirement class R-3 of shares	95,984	—	49,050	—	30,362	—
Retirement class R-6 of shares	739,880	—	125,222	—	178,270	—

Net shares issued	1,423,797	—	287,020	—	400,352	—
Shares redeemed:
Investor class of shares	(1,570,708)	(520,157)	(368,415)	(235,647)	(510,610)	(138,914)
Institutional class of shares	(1,063,552)	(98,268)	(450,988)	(49,233)	(279,881)	(29,289)
Retirement class R-3 of shares	(301,955)	(174,198)	(235,045)	(59,360)	(201,700)	(116,952)
Retirement class R-6 of shares	(1,302,160)	(678,772)	(360,581)	(274,212)	(568,011)	(289,540)

Net shares redeemed	(4,238,375)	(1,471,395)	(1,415,029)	(618,452)	(1,560,202)	(574,695)

Net change resulting from fund share transactions in shares	201,566	57,794,517	111,093	14,818,394	9,341,903	17,336,238

(1)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(2)	Includes paid-in-capital and shares, respectively per fund, received via non-taxable in-kind transfer of assets and liabilities of five corresponding affiliated unregistered collective investment trusts previously managed by the Adviser effective as of June 1, 2014.
(3)	Includes paid-in-capital and shares received from a non-taxable in-kind subscription merger of the BMO Aggressive Stock Fund effective as of the close of business on December 19, 2014. See Note 9, Reorganization Information, in the Notes to Financial Statements for additional information.

39

Notes to Financial Statements (continued)

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2015. This agreement may not be terminated prior to December 31, 2015 without the consent of the Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses								Annualized Contractual Expense Limitation Inclusive of Acquired Fund Fees and Expenses per the Funds’ Prospectus Dated December 29, 2014
Fund	Investor Class		Institutional Class		Retirement Class R-3		Retirement Class R-6(1)		Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
2010 Fund	0.33%		0.08%		0.58%		(0.07)%		0.86%	0.61%	1.11%	0.46%
2015 Fund	0.33		0.08		0.58		(0.07)		0.89	0.64	1.14	0.49
2020 Fund	0.33		0.08		0.58		(0.07)		0.92	0.67	1.17	0.52
2025 Fund	0.33		0.08		0.58		(0.07)		0.93	0.68	1.18	0.53
2030 Fund	0.37		0.12		0.62		(0.03)		1.00	0.75	1.25	0.60
2035 Fund	0.37		0.12		0.62		(0.03)		0.99	0.74	1.24	0.59
2040 Fund	0.36		0.11		0.61		(0.04)		1.00	0.75	1.25	0.60
2045 Fund	0.36		0.11		0.61		(0.04)		0.99	0.74	1.24	0.59
2050 Fund	0.36		0.11		0.61		(0.04)		1.00	0.75	1.25	0.60
2055 Fund	0.36		0.11		0.61		(0.04)		1.00	0.75	1.25	0.60
Conservative Allocation Fund	0.33		0.08		0.58		(0.07)		0.83	0.58	1.08	0.43
Moderate Allocation Fund	0.30		0.05		0.55		(0.10)		0.84	0.59	1.09	0.44
Balanced Allocation Fund	0.33		0.08		0.58		(0.07)		0.90	0.65	1.15	0.50
Growth Allocation Fund	0.30		0.05		0.55		(0.10)		0.91	0.66	1.16	0.51
Aggressive Allocation Fund	0.33	(2)	0.08	(2)	0.58	(2)	(0.07	)(2)	0.97	0.72	1.22	0.57

(1)	As a result of reimbursing expenses inclusive of acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” on the Statements of Operations.
(2)	Effective December 22, 2014. Prior to December 22, 2014, the annualized contractual expense limitation rates were 0.36%, 0.11%, 0.61% and (0.04)%, respectively.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the period ended February 28, 2015, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
2010 Fund	$5,146	$343	$2,774
2015 Fund	224	78	98
2020 Fund	23,837	2,612	16,156
2025 Fund	362	21	194
2030 Fund	24,784	2,938	14,434
2035 Fund	359	5	161
2040 Fund	13,682	2,489	8,444
2045 Fund	219	5	134
2050 Fund	8,619	2,159	5,084
2055 Fund	197	79	67
Conservative Allocations Fund	19,198	21,857	8,192
Moderate Allocation Fund	18,231	12,357	14,592
Balance Allocation Fund	131,620	57,908	32,448
Growth Allocation Fund	33,546	12,575	22,071
Aggressive Allocation Fund	54,924	21,576	14,783

40

BMO Funds

Custodian Fees—BMO Harris Bank N.A. (“BMO Harris”) is the Funds’ custodian. BMO Harris receives fees based on 0.0050% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2015.

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain (Loss)
2010 Fund
BMO Low Volatility Equity Fund	$588,766	$189,548	$179,344	$101,818	$614,078	$4,197	$54,745
BMO Dividend Income Fund	974,477	230,521	346,953	225,657	834,328	11,665	97,988
BMO Large-Cap Value Fund	817,009	170,456	257,671	174,852	695,891	3,306	102,874
BMO Mid-Cap Value Fund	586,074	151,152	260,453	245,699	440,279	1,273	100,727
BMO Mid-Cap Growth Fund	420,327	92,408	114,044	189,445	361,619	—	82,555
BMO Small-Cap Growth Fund	259,165	81,490	117,565	120,757	198,099	—	59,515
BMO Micro-Cap Fund	97,311	4,472	22,294	16,286	85,589	—	5,421
BMO Pyrford International Stock Fund	970,876	136,359	252,836	190,489	836,937	6,625	16,358
BMO LGM Emerging Markets Equity Fund	584,976	93,225	165,195	58,271	500,459	7,236	(585)
BMO TCH Core Plus Bond Fund	7,644,654	1,216,934	2,199,442	100,030	6,609,363	100,841	23,035
BMO Monegy High Yield Bond Fund	583,404	77,584	209,230	(6,407)	416,690	13,485	7,357
BMO LGM Frontier Markets Equity Fund	134,934	2,884	—	(12,418)	119,466	2,057	827
BMO Prime Money Market Fund	464,442	8,039,617	8,080,649	—	423,410	25	—

Totals	$14,126,415	$10,486,650	$12,205,676	$1,404,479	$12,136,208	$150,710	$550,817

2015 Fund
BMO Low Volatility Equity Fund	$12,978	$159,634	$13,782	$2,136	$160,400	$314	$4,254
BMO Dividend Income Fund	18,502	191,149	21,098	(769)	186,421	866	5,533
BMO Large-Cap Value Fund	19,761	219,842	21,524	(1,462)	214,990	480	8,738
BMO Mid-Cap Value Fund	15,381	154,760	16,860	(1,463)	149,948	200	8,209
BMO Mid-Cap Growth Fund	12,837	137,184	12,317	(2,465)	133,795	—	7,995
BMO Small-Cap Growth Fund	7,959	85,175	7,253	(680)	84,352	—	6,169
BMO Micro-Cap Fund	2,366	23,798	1,547	1,212	25,731	—	399
BMO Pyrford International Stock Fund	23,238	233,257	26,467	7,902	236,571	946	(1,244)
BMO LGM Emerging Markets Equity Fund	15,945	159,863	16,999	3,694	161,110	1,183	(596)
BMO TCH Core Plus Bond Fund	115,417	1,203,762	144,574	8,182	1,180,806	9,240	2,322
BMO Monegy High Yield Bond Fund	8,575	77,315	16,576	(556)	67,630	1,094	(110)
BMO LGM Frontier Markets Equity Fund	3,051	27,149	—	(1,976)	28,159	272	110
BMO Prime Money Market Fund	18,590	1,706,805	1,630,545	—	94,850	4	—

Totals	$274,600	$4,379,693	$1,929,542	$13,755	$2,724,763	$14,599	$41,779

2020 Fund
BMO Low Volatility Equity Fund	$3,528,590	$796,575	$675,809	$542,797	$3,736,495	$25,785	$239,787
BMO Dividend Income Fund	3,544,190	424,459	598,338	810,703	3,284,648	43,724	226,471
BMO Large-Cap Value Fund	4,967,888	1,217,416	959,438	975,599	5,040,778	21,431	427,601
BMO Mid-Cap Value Fund	3,417,584	692,281	721,274	1,165,265	3,183,801	7,880	414,891
BMO Mid-Cap Growth Fund	3,160,729	728,393	604,860	962,554	2,989,051	—	415,833
BMO Small-Cap Growth Fund	2,110,646	572,446	445,858	744,415	2,032,661	—	382,519
BMO Micro-Cap Fund	586,957	17,759	87,391	106,146	557,176	—	29,035
BMO Pyrford International Stock Fund	5,270,909	700,194	929,892	934,457	4,965,850	38,336	(21,557)
BMO LGM Emerging Markets Equity Fund	3,994,019	590,645	780,968	266,068	3,722,716	53,117	(7,278)
BMO TCH Core Plus Bond Fund	17,756,318	1,531,286	2,467,059	246,393	16,703,370	246,270	63,381
BMO Monegy High Yield Bond Fund	1,290,428	64,326	294,660	(15,790)	980,174	31,059	16,739
BMO LGM Frontier Markets Equity Fund	722,881	25,174	—	(65,589)	649,818	11,023	4,430
BMO Prime Money Market Fund	1,261,578	14,287,181	14,434,893	—	1,113,866	68	—

Totals	$51,612,717	$21,648,135	$23,000,440	$6,673,018	$48,960,404	$478,693	$2,191,852

41

Notes to Financial Statements (continued)

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain (Loss)
2025 Fund
BMO Low Volatility Equity Fund	$41,520	$777,371	$14,977	$7,587	$809,514	$1,282	$17,048
BMO Dividend Income Fund	46,404	755,361	15,062	(2,079)	781,586	2,736	18,258
BMO Large-Cap Value Fund	76,332	1,335,943	26,395	(8,851)	1,372,262	2,276	44,050
BMO Mid-Cap Value Fund	54,560	866,929	23,409	(3,763)	889,705	871	38,851
BMO Mid-Cap Growth Fund	50,920	843,549	38,061	(7,518)	842,849	—	40,283
BMO Small-Cap Growth Fund	39,483	652,175	42,256	5,091	649,185	—	36,782
BMO Micro-Cap Fund	9,883	149,329	2,986	7,238	163,280	—	2,081
BMO Pyrford International Stock Fund	82,163	1,283,447	53,299	41,720	1,350,549	4,142	(2,347)
BMO LGM Emerging Markets Equity Fund	65,920	1,075,389	80,663	27,657	1,080,404	6,474	(3,722)
BMO TCH Core Plus Bond Fund	183,111	3,004,137	190,438	24,569	3,016,877	21,340	4,598
BMO Monegy High Yield Bond Fund	13,167	181,462	3,030	(1,764)	189,639	2,625	1,808
BMO LGM Frontier Markets Equity Fund	13,116	210,385	—	(8,589)	214,639	882	355
BMO Prime Money Market Fund	33,092	17,616,291	17,255,065	—	394,318	25	—

Totals	$709,671	$28,751,768	$17,745,641	$81,298	$11,754,807	$42,653	$198,045

2030 Fund
BMO Low Volatility Equity Fund	$3,105,806	$1,363,015	$461,429	$554,665	$4,095,468	$23,537	$207,957
BMO Dividend Income Fund	3,112,225	932,671	356,360	707,756	3,619,130	39,620	195,092
BMO Large-Cap Value Fund	5,614,766	2,154,876	793,839	1,068,186	6,767,599	24,919	491,825
BMO Mid-Cap Value Fund	3,984,303	1,111,564	533,835	1,103,436	4,313,992	9,568	459,436
BMO Mid-Cap Growth Fund	3,637,172	1,145,901	465,388	817,487	3,977,708	—	465,634
BMO Small-Cap Growth Fund	2,785,903	1,006,695	462,588	803,113	3,067,089	—	466,812
BMO Micro-Cap Fund	836,814	115,958	180,422	145,352	828,965	—	35,091
BMO Pyrford International Stock Fund	5,779,657	1,355,714	767,785	882,854	6,307,403	43,451	(36,112)
BMO LGM Emerging Markets Equity Fund	4,685,900	1,328,311	749,468	278,762	5,189,562	64,791	(12,438)
BMO TCH Core Plus Bond Fund	8,810,801	2,649,968	1,744,718	145,442	9,675,980	130,720	31,165
BMO Monegy High Yield Bond Fund	643,178	116,811	142,684	(7,876)	578,755	16,673	6,169
BMO LGM Frontier Markets Equity Fund	985,573	202,287	—	(91,650)	1,052,275	15,028	6,040
BMO Prime Money Market Fund	948,046	27,975,672	27,743,741	—	1,179,977	76	—

Totals	$44,930,144	$41,459,443	$34,402,257	$6,407,527	$50,653,903	$368,383	$2,316,671

2035 Fund
BMO Low Volatility Equity Fund	$49,817	$1,090,458	$79,544	$17,193	$1,073,564	$771	$6,814
BMO Dividend Income Fund	49,727	937,073	55,203	6,317	932,513	1,414	6,209
BMO Large-Cap Value Fund	88,843	1,748,608	112,205	16,130	1,729,298	1,166	15,256
BMO Mid-Cap Value Fund	62,156	1,080,377	51,987	17,919	1,099,980	439	15,302
BMO Mid-Cap Growth Fund	58,843	1,054,066	67,424	19,705	1,054,017	—	13,853
BMO Small-Cap Growth Fund	43,426	773,289	64,784	37,653	778,121	—	8,816
BMO Micro-Cap Fund	13,977	237,964	13,790	10,990	248,947	—	1,316
BMO Pyrford International Stock Fund	91,019	1,610,169	130,526	59,082	1,623,526	2,026	(5,304)
BMO LGM Emerging Markets Equity Fund	74,123	1,327,512	131,256	61,157	1,318,988	3,018	(7,571)
BMO TCH Core Plus Bond Fund	71,285	1,307,092	114,029	16,348	1,278,333	7,833	10
BMO Monegy High Yield Bond Fund	4,655	78,152	2,960	810	80,425	964	56
BMO LGM Frontier Markets Equity Fund	15,456	260,692	—	(8,811)	266,959	719	289
BMO Prime Money Market Fund	30,479	25,493,149	25,110,982	—	412,646	30	—

Totals	$653,806	$36,998,601	$25,934,690	$254,493	$11,897,317	$18,380	$55,046

2040 Fund
BMO Low Volatility Equity Fund	$2,415,768	$805,133	$267,571	$439,003	$3,021,651	$18,557	$165,457
BMO Dividend Income Fund	2,410,670	337,012	176,819	522,729	2,505,855	31,542	150,533
BMO Large-Cap Value Fund	4,454,670	1,307,692	423,715	857,383	5,161,011	20,865	402,223
BMO Mid-Cap Value Fund	3,125,837	569,806	303,954	848,228	3,179,985	7,896	367,025
BMO Mid-Cap Growth Fund	2,968,106	786,682	406,918	589,256	3,048,088	—	382,683
BMO Small-Cap Growth Fund	2,175,278	549,021	240,977	581,550	2,252,986	—	365,474
BMO Micro-Cap Fund	726,045	24,347	51,244	138,809	751,162	—	26,948
BMO Pyrford International Stock Fund	4,490,735	609,975	456,837	676,224	4,583,216	35,284	(21,824)
BMO LGM Emerging Markets Equity Fund	3,702,140	469,595	289,315	183,813	3,802,028	53,425	(6,965)
BMO TCH Core Plus Bond Fund	1,745,261	212,649	165,428	36,911	1,782,472	25,715	7,652
BMO Monegy High Yield Bond Fund	145,084	17,900	7,861	(2,027)	146,844	3,997	3,014
BMO LGM Frontier Markets Equity Fund	815,715	141,366	—	(73,779)	847,193	12,438	4,999
BMO Prime Money Market Fund	752,478	10,595,154	10,564,041	—	783,591	44	—

Totals	$29,927,787	$16,426,332	$13,354,680	$4,798,100	$31,866,082	$209,763	$1,847,219

42

BMO Funds

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain (Loss)
2045 Fund
BMO Low Volatility Equity Fund	$34,862	$553,984	$19,127	$9,646	$577,714	$305	$2,632
BMO Dividend Income Fund	34,789	451,117	9,889	4,586	478,103	537	2,315
BMO Large-Cap Value Fund	64,389	927,409	26,788	11,236	971,442	390	5,925
BMO Mid-Cap Value Fund	45,222	564,981	13,682	12,635	605,042	147	5,183
BMO Mid-Cap Growth Fund	42,839	530,515	5,262	11,719	577,144	—	6,826
BMO Small-Cap Growth Fund	31,394	385,477	12,806	20,872	422,377	—	3,945
BMO Micro-Cap Fund	10,479	127,884	4,235	6,343	140,197	—	346
BMO Pyrford International Stock Fund	64,808	823,435	41,213	30,548	874,875	666	(2,056)
BMO LGM Emerging Markets Equity Fund	53,244	685,247	43,321	32,637	723,753	1,012	(146)
BMO TCH Core Plus Bond Fund	25,181	334,516	24,021	4,350	339,488	1,953	119
BMO Monegy High Yield Bond Fund	2,094	25,877	—	261	28,243	306	65
BMO LGM Frontier Markets Equity Fund	12,092	147,221	—	(3,985)	155,003	253	101
BMO Prime Money Market Fund	22,624	13,387,326	12,970,485	—	439,465	16	—

Totals	$444,017	$18,944,989	$13,170,829	$140,848	$6,332,846	$5,585	$25,255

2050 Fund
BMO Low Volatility Equity Fund	$1,269,446	$620,622	$162,529	$228,033	$1,765,940	$9,818	$86,641
BMO Dividend Income Fund	1,266,785	337,214	114,378	254,562	1,456,003	16,721	78,284
BMO Large-Cap Value Fund	2,344,547	1,002,921	286,241	419,311	2,970,079	11,145	213,390
BMO Mid-Cap Value Fund	1,646,624	522,157	213,286	429,356	1,842,067	4,253	187,635
BMO Mid-Cap Growth Fund	1,569,758	527,088	167,402	294,440	1,771,239	—	200,602
BMO Small-Cap Growth Fund	1,148,207	453,644	189,207	290,265	1,291,091	—	184,933
BMO Micro-Cap Fund	381,526	61,002	38,972	72,203	432,405	—	13,191
BMO Pyrford International Stock Fund	2,365,758	603,927	265,370	331,427	2,680,530	19,034	(13,910)
BMO LGM Emerging Markets Equity Fund	1,942,676	555,102	249,978	97,589	2,212,511	28,669	(6,735)
BMO TCH Core Plus Bond Fund	878,830	240,848	118,623	20,105	997,153	13,510	3,654
BMO Monegy High Yield Bond Fund	76,240	15,662	3,856	(1,141)	83,808	2,166	1,595
BMO LGM Frontier Markets Equity Fund	421,760	113,088	—	(42,564)	473,807	7,056	2,836
BMO Prime Money Market Fund	607,458	7,061,391	7,010,830	—	658,019	41	—

Totals	$15,919,615	$12,114,666	$8,820,672	$2,393,586	$18,634,652	$112,413	$952,116

2055 Fund
BMO Low Volatility Equity Fund	$25,676	$103,140	$7,562	$3,208	$123,449	$217	$1,893
BMO Dividend Income Fund	25,622	82,767	6,806	1,994	102,018	376	1,657
BMO Large-Cap Value Fund	47,421	173,534	13,635	3,015	207,481	264	4,491
BMO Mid-Cap Value Fund	31,756	100,514	9,323	2,852	123,140	95	3,560
BMO Mid-Cap Growth Fund	33,088	105,329	8,398	2,361	129,590	—	4,178
BMO Small-Cap Growth Fund	23,121	74,803	8,022	3,464	91,219	—	3,324
BMO Micro-Cap Fund	7,717	22,704	1,733	1,864	30,198	—	298
BMO Pyrford International Stock Fund	47,730	148,638	13,357	5,104	186,964	452	(870)
BMO LGM Emerging Markets Equity Fund	39,275	126,798	14,311	5,691	154,688	685	(422)
BMO TCH Core Plus Bond Fund	13,140	41,362	3,399	541	51,339	363	56
BMO Monegy High Yield Bond Fund	1,542	4,732	215	(27)	6,024	79	26
BMO LGM Frontier Markets Equity Fund	8,449	26,180	—	(1,468)	32,929	170	68
BMO Prime Money Market Fund	19,730	1,369,896	1,311,446	—	78,180	2	—

Totals	$324,267	$2,380,397	$1,398,207	$28,599	$1,317,219	$2,703	$18,259

Conservative Allocation Fund
BMO Low Volatility Equity Fund	$1,067,725	$137,284	$72,797	$210,320	$1,147,005	$8,570	$74,375
BMO Dividend Income Fund	1,247,502	94,039	157,525	293,925	1,148,499	16,162	83,596
BMO Large-Cap Value Fund	1,604,220	423,733	97,866	502,093	1,842,969	8,450	164,003
BMO Large-Cap Growth Fund	1,759,302	500,080	168,739	281,997	1,981,241	4,712	266,328
BMO Mid-Cap Value Fund	1,615,116	183,196	173,364	528,092	1,517,382	3,864	186,387
BMO Mid-Cap Growth Fund	1,413,145	248,824	174,152	401,270	1,346,662	—	177,796
BMO Small-Cap Growth Fund	1,554,352	332,561	231,441	417,430	1,474,855	—	219,982
BMO Pyrford International Stock Fund	2,202,175	162,944	237,015	354,738	2,094,933	16,338	(5,295)
BMO LGM Emerging Markets Equity Fund	1,643,674	33,834	76,032	140,994	1,562,583	22,734	(1,272)
BMO Short-Term Income	3,160,408	15,971	3,162,921	—	—	12,002	(37,516)
BMO TCH Core Plus Bond Fund	56,148,438	1,627,101	2,927,198	3,410,247	54,443,995	803,710	234,933
BMO Monegy High Yield Bond Fund	4,266,506	298,871	56,461	(70,153)	4,265,323	115,840	95,959
BMO Prime Money Market Fund	4,098,825	6,804,902	8,884,937	—	2,018,790	147	—

Totals	$81,781,388	$17,763,340	$16,420,448	$6,746,953	$82,020,237	$1,012,529	$1,459,276

43

Notes to Financial Statements (continued)

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain (Loss)
Moderate Allocation Fund
BMO Low Volatility Equity Fund	$2,030,655	$357,625	$45,936	$388,712	$2,370,133	$16,736	$147,941
BMO Dividend Income Fund	2,387,381	201,842	204,532	558,822	2,310,082	31,787	152,785
BMO Large-Cap Value Fund	3,074,940	868,081	95,139	824,926	3,664,225	17,053	331,228
BMO Large-Cap Growth Fund	3,479,517	1,032,723	231,326	536,320	4,039,120	9,472	537,112
BMO Mid-Cap Value Fund	3,128,734	537,602	431,492	1,000,554	3,012,186	8,090	368,966
BMO Mid-Cap Growth Fund	2,726,446	444,703	231,374	882,602	2,685,603	—	348,263
BMO Small-Cap Growth Fund	2,916,706	785,186	374,810	709,722	3,009,481	—	464,730
BMO Pyrford International Stock Fund	4,197,241	399,654	294,927	647,311	4,245,182	32,127	(5,086)
BMO LGM Emerging Markets Equity Fund	3,132,954	234,828	134,219	217,877	3,166,758	43,771	(894)
BMO TCH Core Plus Bond Fund	39,104,096	3,450,029	3,226,367	2,167,511	39,055,998	571,595	161,518
BMO Monegy High Yield Bond Fund	3,890,538	191,443	871,008	(56,140)	3,033,606	82,972	65,999
BMO Prime Money Market Fund	4,993,805	12,225,462	15,092,094	—	2,127,173	174	—

Totals	$75,063,013	$26,029,178	$21,233,224	$8,090,217	$78,231,547	$813,777	$2,572,562

Balanced Allocation Fund
BMO Low Volatility Equity Fund	$11,536,771	$1,530,372	$—	$2,316,939	$13,296,253	$90,501	$791,757
BMO Dividend Income Fund	13,445,494	1,013,721	779,635	3,357,033	13,317,520	174,208	886,395
BMO Large-Cap Value Fund	17,357,314	4,458,316	370,835	6,108,620	20,687,781	85,053	1,676,017
BMO Large-Cap Growth Fund	19,238,467	5,098,115	473,126	3,179,575	22,889,222	47,573	2,783,402
BMO Mid-Cap Value Fund	17,674,818	2,078,991	1,505,647	6,377,806	17,008,143	43,851	2,053,863
BMO Mid-Cap Growth Fund	15,031,135	2,155,500	480,707	5,639,360	15,185,894	—	1,977,317
BMO Small-Cap Growth Fund	16,839,318	3,345,624	1,343,759	4,558,706	17,002,441	—	2,618,070
BMO Pyrford International Stock Fund	23,999,553	760,644	571,840	3,773,181	23,841,894	180,088	(22,184)
BMO LGM Emerging Markets Equity Fund	17,971,113	508,574	450,822	1,392,542	17,619,554	248,561	(9,498)
BMO TCH Core Plus Bond Fund	94,090,892	5,628,156	13,674,560	5,425,048	85,328,854	1,288,585	283,346
BMO Monegy High Yield Bond Fund	7,127,846	362,796	452,861	(112,695)	6,609,414	187,222	135,248
BMO Prime Money Market Fund	8,145,234	25,237,942	25,292,774	—	8,090,402	426	—

Totals	$262,457,955	$69,178,751	$45,396,566	$42,696,115	$278,557,372	$2,346,068	$13,173,733

Growth Allocation Fund
BMO Low Volatility Equity Fund	$3,947,196	$492,150	$—	$760,873	$4,515,920	$30,964	$270,892
BMO Dividend Income Fund	4,607,989	343,429	306,784	1,073,698	4,523,312	59,267	302,203
BMO Large-Cap Value Fund	5,911,360	1,450,315	—	1,926,851	7,128,129	28,171	560,124
BMO Large-Cap Growth Fund	6,570,875	1,801,351	90,940	1,064,783	7,946,286	16,278	937,582
BMO Mid-Cap Value Fund	6,045,422	899,146	491,787	1,924,410	6,031,865	15,115	691,467
BMO Mid-Cap Growth Fund	5,239,598	782,636	213,253	1,748,756	5,261,123	—	669,320
BMO Small-Cap Growth Fund	5,771,901	1,083,950	332,998	1,291,783	5,909,379	—	897,144
BMO Pyrford International Stock Fund	8,227,080	306,797	—	1,161,181	8,420,365	61,734	—
BMO LGM Emerging Markets Equity Fund	6,126,777	398,795	175,379	417,749	6,213,301	85,415	(4,752)
BMO TCH Core Plus Bond Fund	8,001,758	719,718	2,256,596	298,481	6,403,975	101,746	37,389
BMO Monegy High Yield Bond Fund	605,936	30,504	115,658	(7,930)	481,333	15,020	6,607
BMO Prime Money Market Fund	1,645,381	10,490,874	10,626,569	—	1,509,686	81	—

Totals	$62,701,273	$22,399,665	$14,609,964	$11,804,635	$68,088,674	$413,791	$4,367,976

Aggressive Allocation Fund
BMO Low Volatility Equity Fund	$5,417,377	$2,285,791	$501,589	$1,538,970	$9,666,173	$41,744	$374,376
BMO Dividend Income Fund	6,303,538	2,356,857	613,328	1,995,590	9,758,504	81,218	411,721
BMO Large-Cap Value Fund	8,124,197	4,864,749	639,563	3,490,800	15,352,736	38,371	775,234
BMO Large-Cap Growth Fund	9,102,184	5,179,495	922,324	2,251,872	16,797,536	22,291	1,293,598
BMO Mid-Cap Value Fund	8,283,108	1,075,145	1,930,333	4,933,459	12,582,607	20,283	1,006,367
BMO Mid-Cap Growth Fund	7,162,487	1,225,136	2,196,068	4,514,677	11,163,037	—	827,664
BMO Small-Cap Value Fund	—	—	5,380,618	—	—	—	832,733
BMO Small-Cap Growth Fund	7,943,454	1,824,421	7,258,528	5,012,956	12,281,714	—	798,082
BMO Pyrford International Stock Fund	11,266,855	1,558,668	793,238	2,589,060	17,625,901	84,544	(44,871)
BMO LGM Emerging Markets Equity Fund	8,333,450	663,788	1,245,703	1,078,939	13,224,754	114,140	(64,127)
BMO Prime Money Market Fund	1,860,257	24,700,225	24,291,625	—	3,176,098	136	—

Totals	$73,796,907	$45,734,275	$45,772,917	$27,406,323	$121,629,060	$402,727	$6,210,777

44

BMO Funds

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of BMO Prime Money Market Fund or BMO Government Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. No interfund borrowing or lending balances existed as of February 28, 2015.

Funds utilizing the Interfund lending program during the period ended February 28, 2015 were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
2010 Fund	$5,161	0.685%
2015 Fund	14,583	0.676
2025 Fund	37,966	0.675
2035 Fund	16,653	0.682
2045 Fund	349	0.687
2055 Fund	360	0.695
Growth Allocation Fund	8,887	0.690
Aggressive Allocation Fund	64,500	0.695

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund officers or interested directors receives any compensation from the Funds.

6.	Line of Credit

Through January 15, 2015, the Corporation, on behalf of the respective Funds, participated in a $50 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings were charged interest at a rate of 1.25% per annum over the greater of the Federal Funds rate or the London Interbank Offered Rate (“LIBOR”) and included a commitment fee of 0.12% per annum on the daily unused portion. Effective January 16, 2015, the LOC was renewed at $25 million, with a commitment fee of 0.15% per annum on the daily unused portion and an administrative fee of 0.025% per annum on the entire LOC. No borrowings were outstanding under the LOC at February 28, 2015. The Funds did not utilize the LOC during the period ended February 28, 2015.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2015 were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
2010 Fund	$9,306,754	$13,197,855	$—	$—
2015 Fund	7,205,927	1,680,130	—	—
2020 Fund	24,619,652	29,968,762	—	—
2025 Fund	33,046,472	8,231,731	—	—
2030 Fund	34,716,011	23,233,187	—	—
2035 Fund	41,583,153	16,434,320	—	—
2040 Fund	14,508,417	11,670,386	—	—
2045 Fund	20,337,499	7,861,663	—	—
2050 Fund	11,633,694	6,146,076	—	—
2055 Fund	3,190,955	1,051,503	—	—
Conservative Allocation Fund	41,686,530	39,462,473	—	—
Moderate Allocation Fund	40,787,611	32,115,798	—	—
Balanced Allocation Fund	109,630,256	97,038,887	—	—
Growth Allocation Fund	22,530,605	16,987,686	—	—
Aggressive Allocation Fund	48,779,699	41,019,410	—	—

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of wash sales.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

45

Notes to Financial Statements (continued)

The Funds complied with the FASB interpretation Accounting for Uncertainty in Income Taxes, which provides guidance for how uncertain tax provisions should be recognized, measured, presented, and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2015. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
2010 Fund	$23,734,743	$4,474,769	$(223,928)	$4,250,841
2015 Fund	6,199,822	104,611	(54,013)	50,598
2020 Fund	87,450,975	23,743,555	(830,079)	22,913,476
2025 Fund	26,744,159	574,224	(220,617)	353,607
2030 Fund	93,121,938	25,011,548	(892,590)	24,118,958
2035 Fund	26,997,114	739,826	(128,397)	611,429
2040 Fund	55,686,830	18,960,454	(537,803)	18,422,651
2045 Fund	13,892,811	408,651	(44,731)	363,920
2050 Fund	34,049,595	9,402,516	(340,701)	9,061,815
2055 Fund	2,940,303	98,378	(22,795)	75,583
Conservative Allocation Fund	142,294,522	15,652,082	(991,226)	14,660,856
Moderate Allocation Fund	135,441,598	24,302,566	(1,118,944)	23,183,622
Balanced Allocation Fund	455,750,678	143,835,361	(4,107,961)	139,727,400
Growth Allocation Fund	112,499,628	44,061,343	(1,254,759)	42,806,584
Aggressive Allocation Fund	191,119,911	89,095,168	(455,782)	88,639,386

The tax character of distributions reported on the Statement of Changes in Net Assets for the year ended August 31, 2014, are as follows:

Fund	Ordinary Income(1)	Long-Term Capital Gains
2010 Fund	$468,072	$2,170
2020 Fund	1,838,615	43,462
2030 Fund	1,687,505	6,637
2040 Fund	1,248,015	9,765
2050 Fund	566,271	1,149

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2014, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Securities
2010 Fund	$521,781	$902,229	$—	$5,603,418
2015 Fund	2,651	401	—	11,664
2020 Fund	1,340,222	2,394,757	—	26,138,168
2025 Fund	7,176	1,794	—	50,757
2030 Fund	837,174	1,961,870	—	26,428,499
2035 Fund	6,601	2,316	—	52,899
2040 Fund	503,403	1,329,442	—	20,089,273
2045 Fund	3,771	2,056	—	37,411
2050 Fund	284,920	717,837	—	9,700,084
2055 Fund	3,574	1,345	—	25,033
Conservative Allocation Fund	954,733	305,742	—	17,400,335
Moderate Allocation Fund	847,433	285,110	—	26,468,906
Balanced Allocation Fund	2,697,772	1,219,402	—	155,521,019
Growth Allocation Fund	470,341	298,831	—	46,981,668
Aggressive Allocation Fund	478,225	391,510	—	68,186,686

46

BMO Funds

9.	Reorganization Information

On November 5, 2014, the Directors considered and approved the reorganization of the BMO Aggressive Stock Fund into the BMO Diversified Stock Fund (the “Reorganization”). On December 19, 2014, beneficial owners of the BMO Aggressive Stock Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the BMO Diversified Stock Fund as detailed below. This tax-free reorganization was accomplished after the close of business on December 19, 2014 (the “Closing Date”), by exchanging the assets and liabilities of the BMO Aggressive Stock Fund for shares of the BMO Diversified Stock Fund. Shareholders holding Investor, Institutional, Retirement R-3 and Retirement R-6 Class shares of the BMO Aggressive Stock Fund (3,632,290 shares, 605,301 shares, 1,232,124 shares and 4,323,308 shares, respectively) received corresponding Investor, Institutional, Retirement R-3 and Retirement R-6 Class shares of the BMO Diversified Stock Fund (3,378,013 shares, 562,969 shares, 1,146,051 shares and 4,020,693 shares, respectively) in the Reorganization. The BMO Aggressive Stock Fund’s net assets at that date of $92,698,653 included the following:

Assets:
Investments cost	$67,252,317
Net unrealized appreciation on investments	25,028,087
Dividends & interest receivable	324,597
Receivable for investments sold, capital stock sold & other	89,832
Receivable from affiliates	35,892

Total assets	92,730,725
Liabilities:
Other liabilities	32,072

Total liabilities	32,072

Total Net Assets:	$92,698,653

The net assets of the BMO Diversified Stock Fund and BMO Aggressive Stock Fund immediately prior to the Reorganization were $177,713,014 and $92,698,653, respectively. The aggregate net assets of the BMO Diversified Stock Fund immediately after the Reorganization was $270,411,667.

The Reorganization was considered and approved for the primary reasons: to streamline the BMO Funds portfolio offerings to be more consistent with industry practice; the potential exists to achieve economies of scale due to the combined larger asset base of the Funds; and the Funds have the same investment objectives and similar policies, strategies, and restrictions. The BMO Diversified Stock Fund is the accounting survivor for financial statement and performance reporting purposes. As a result, the performance history of the BMO Diversified Stock Fund will be used.

Assuming the Reorganization had been completed on September 1, 2014, the beginning of the annual reporting period of the BMO Diversified Stock Fund, the BMO Diversified Stock Fund’s pro forma of operations (unaudited) for the period ended February 28, 2015, are as follows:

Net investment income	$2,089,064
Net realized gain on investments	4,332,546
Net realized gain on capital gains distributions	13,747,032
Change in net unrealized depreciation on investments	(11,208,438)

Net increase in net assets resulting from operations	$8,960,204

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Aggressive Stock Fund that have been included in the BMO Diversified Stock Fund’s statement of operations since December 19, 2014.

Immediately following the Reorganization and effective December 19, 2014, the BMO Diversified Stock Fund’s name changed to the BMO Aggressive Allocation Fund.

10.	Subsequent Events

Management of the Funds have evaluated the impact of all subsequent events on the Funds through the date the financials were issued, and has determined that here were no subsequent events requiring recognition or disclosure in the financial statements.

47

NOTES

48

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD

U.S. POSTAGE

PAID

LANCASTER, PA

PERMIT NO. 1793

BMO Funds U.S. Services

P.O. Box 55931

Boston, MA 02205-5931

1-800-236-FUND (3863)

414-287-8555

www.bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

© 2015 BMO Financial Group	Investment Products are: Not FDIC Insured	No Bank Guarantee	May Lose Value

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, and BMO Intermediate Tax-Free Fund, are filed under this Item.

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 28, 2015

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 94.9%

Alabama — 2.6%
Alabama Private Colleges & Universities Facilities Authority, AGC, 5.000%, 9/1/2015	190,000	194,547
Bessemer Governmental Utility Services Corp., 0.300%, 12/1/2030 (6) (7) (11)	5,085,000	5,085,000
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (11)	14,125,000	14,125,000
Limestone County Water & Sewer Authority:
1.000%, 12/1/2015	535,000	536,899
1.000%, 12/1/2015	150,000	150,532

		20,091,978

Arizona — 1.6%
Arizona Health Facilities Authority:
1.870%, 2/5/2020, Call 8/9/2019 (11)	3,250,000	3,342,560
1.870%, 2/5/2020, Call 8/9/2019 (11)	750,000	771,360
3.000%, 2/1/2016	1,500,000	1,534,770
4.000%, 7/1/2015	140,000	141,640
Arizona School Facilities Board, AMBAC:
4.250%, 7/1/2015	225,000	227,527
5.000%, 7/1/2018	300,000	333,306
County of Mohave, AGC, 4.125%, 4/1/2017	100,000	105,490
Industrial Development Authority of the County of Pima:
4.000%, 7/1/2016	305,000	309,718
5.000%, 9/1/2017	250,000	274,678
Maricopa County Industrial Development Authority, 2.000%, 1/1/2016	310,000	312,923
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (11)	500,000	506,315
Scottsdale Industrial Development Authority, 5.000%, 9/1/2016	140,000	149,286
Scottsdale Industrial Development Authority, FSA, 1.250%, 9/1/2045, Call 3/3/2015 (11) (12)	4,275,000	4,275,000
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 3/30/2015	100,000	100,355

		12,384,928

Arkansas — 0.5%
Arkansas Development Finance Authority:
3.000%, 2/1/2016	350,000	356,310
3.000%, 2/1/2017	345,000	356,282
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	940,000	942,021
City of Fort Smith:
1.000%, 5/1/2029, Call 5/1/2024	125,000	125,401
2.375%, 5/1/2027, Call 5/1/2022	350,000	350,200
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	895,000	894,928
City of North Little Rock, 2.625%, 5/1/2016	350,000	354,137
County of Crawford, AGM:
1.850%, 9/1/2024, Call 9/1/2021	200,000	201,960
3.000%, 9/1/2017	175,000	184,345
University of Central Arkansas, BAM, 2.000%, 9/1/2015	100,000	100,830

		3,866,414

California — 15.2%
Abag Finance Authority for Nonprofit Corporations, 4.300%, 7/1/2016, Call 7/1/2015	100,000	103,340
Anaheim Public Financing Authority, 5.000%, 5/1/2017	500,000	543,490
Austin Trust:
0.210%, 1/1/2039, Call 1/1/2019 (11)	10,000,000	10,000,000
0.260%, 5/15/2036, Call 5/15/2018 (11)	5,000,000	5,000,000
Austin Trust, AGM NATL-RE, 0.240%, 8/1/2032 (11)	6,920,000	6,920,000
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (11)	8,000,000	8,031,280
1.120%, 4/1/2024, Call 10/1/2023 (11)	1,750,000	1,786,610
BB&T Municipal Trust, 0.720%, 11/15/2017 (6) (7) (11)	2,000,000	2,000,520
California County Tobacco Securitization Agency:

4.000%, 6/1/2016	500,000	520,740
4.000%, 6/1/2017	565,000	603,516
California Health Facilities Financing Authority, NATL-RE, 0.103%, 7/1/2022, Call 3/2/2015 (11) (12)	1,300,000	1,239,905
California Housing Finance Agency, 0.850%, 8/1/2016	1,500,000	1,500,000
California Infrastructure & Economic Development Bank, 0.300%, 4/2/2018, Call 1/2/2018 (11)	550,000	547,981
California Municipal Finance Authority, 5.000%, 7/1/2016	100,000	105,047
California Statewide Communities Development Authority:
0.520%, 9/6/2035, Call 3/2/2015 (6) (7) (11)	1,000,000	1,000,000
3.500%, 11/1/2018	900,000	917,010
California Statewide Communities Development Authority, AGM:
2.000%, 10/1/2015	190,000	191,140
2.000%, 10/1/2016	120,000	121,588
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	1,000,000	1,024,100
Carson Redevelopment Agency Successor Agency, 4.000%, 10/1/2017	1,265,000	1,356,535
Chabot-Las Positas Community College District, AMBAC:
0.000%, 8/1/2020, Call 8/1/2016	265,000	216,749
0.000%, 8/1/2026, Call 8/1/2016	175,000	105,912
City of Fresno, NATL-RE FGIC, 5.250%, 6/1/2015, Call 3/30/2015	525,000	526,869
City of Yucaipa, 3.000%, 9/1/2015	345,000	346,746
Compton Unified School District, AMBAC, 0.000%, 6/1/2016	385,000	378,482
County of San Joaquin, 3.000%, 4/1/2017	150,000	155,830
Deutsche Bank Spears/Lifers Trust, 0.320%, 8/1/2047 (6) (7) (11)	16,159,000	16,159,000
Deutsche Bank Spears/Lifers Trust, AMBAC, 0.300%, 10/1/2037 (6) (7) (11)	2,615,000	2,615,000
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2016	200,000	209,166
Hemet Unified School District, 0.670%, 10/3/2016 (11)	2,500,000	2,500,375
Imperial Community College District, AGM, 0.000%, 8/1/2016	180,000	177,167
Inglewood Unified School District School Facilities Financing Authority, AGM, 5.000%, 10/15/2016	100,000	106,320
JPMorgan Chase Putters/Drivers Trust:
0.170%, 4/1/2021 (6) (7) (11)	5,000,000	5,000,000
0.170%, 12/1/2022 (6) (7) (11)	8,925,000	8,925,000
0.170%, 12/1/2022 (6) (7) (11)	7,045,000	7,045,000
Kaweah Delta Health Care District:
4.000%, 6/1/2015	125,000	125,925
4.000%, 6/1/2016	490,000	506,915
Long Beach Bond Finance Authority, 5.000%, 11/15/2015	110,000	113,134
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.387%, 7/1/2027 (11) (12)	225,000	210,582
Los Angeles County Public Works Financing Authority, NATL-RE, 5.000%, 12/1/2015	100,000	103,502
Lynwood Unified School District, 5.000%, 8/1/2017	1,500,000	1,647,690
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	40,000	40,956
Mendota Unified School District, 0.000%, 8/1/2018, Call 8/1/2015	1,275,000	1,148,966
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	296,022
Northern California Gas Authority No. 1, 0.801%, 7/1/2019 (11)	7,500,000	7,373,175
Poway Unified School District Public Financing Authority, 2.000%, 9/15/2015	640,000	641,075
Puttable Floating Option Tax-Exempt Receipts, 0.450%, 8/1/2030, Call 3/30/2015 (6) (7) (11)	4,045,000	4,045,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.300%, 8/1/2037, Call 8/1/2017 (6) (7) (11)	2,500,000	2,500,000
Redwood City Redevelopment Agency, AMBAC, 5.250%, 7/15/2015, Call 3/30/2015	220,000	220,348
Richland School District, AGM, 0.000%, 8/1/2015	210,000	209,145
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2015	715,000	720,934
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	100,818
State of California, 0.950%, 12/3/2018, Call 6/1/2018 (11)	950,000	963,509
State of California, FSA, 0.200%, 8/1/2027 (6) (7) (11)	7,455,000	7,455,000
Stockton Unified School District, 3.000%, 7/1/2015	430,000	433,780
Successor Agency to the Richmond County Redevelopment Agency, BAM, 4.000%, 9/1/2017	400,000	429,048
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 4/1/2015 (11)	2,000,000	2,000,500
Victor Elementary School District, NATL-RE, 0.000%, 6/1/2015	270,000	269,751

		119,536,193

Colorado — 2.7%
Auraria Higher Education Center:
6.000%, 5/1/2015	140,000	141,282
6.000%, 5/1/2016	149,000	158,326
6.000%, 5/1/2017	159,000	173,142
City & County of Denver, AGC, 0.200%, 11/15/2025, Call 3/2/2015 (11) (12)	1,625,000	1,625,000

City of Burlington, 2.000%, 11/1/2015	80,000	80,592
Colorado Educational & Cultural Facilities Authority:
2.000%, 7/15/2015	215,000	215,307
3.000%, 6/1/2016	255,000	258,894
3.000%, 8/15/2016	150,000	155,445
3.000%, 8/15/2017	175,000	184,356
3.000%, 11/15/2017	190,000	200,399
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 3/30/2015	700,000	701,547
Colorado Health Facilities Authority:
4.000%, 2/1/2017	310,000	325,723
4.000%, 2/1/2018	175,000	186,578
5.000%, 9/1/2020, Call 9/1/2015	670,000	684,016
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2015	245,000	246,629
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2015	525,000	532,056
County of Montrose, 4.000%, 12/1/2017	385,000	413,117
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 12/1/2016	200,000	213,272
5.000%, 12/1/2020, Call 12/1/2016	1,730,000	1,841,706
E-470 Public Highway Authority, 1.200%, 8/31/2017, Call 3/1/2017 (11)	4,600,000	4,623,322
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	100,000	106,616
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2016	500,000	540,295
Park Creek Metropolitan District, AGC, 5.000%, 12/1/2015	100,000	103,555
Puttable Floating Option Tax-Exempt Receipts, 0.370%, 12/1/2028 (6) (7) (11)	6,840,000	6,840,000
Rangely Hospital District, 5.000%, 11/1/2016	330,000	347,780

		20,898,955

Connecticut — 0.6%
City of New Britain, AGM, 4.000%, 3/1/2017	1,250,000	1,323,000
State of Connecticut:
0.220%, 7/1/2016, Call 3/2/2015 (11)	500,000	500,000
0.250%, 1/1/2017, Call 3/2/2015 (11)	2,500,000	2,500,000

		4,323,000

District of Columbia — 0.8%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 7/1/2015	390,000	394,902
District of Columbia, AGC, 0.220%, 7/15/2017 (6) (7) (11)	5,235,000	5,235,000
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2015	550,000	546,700

		6,176,602

Florida — 3.8%
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	125,000	130,856
Canaveral Port Authority, NATL-RE FGIC, 4.000%, 6/1/2016, Call 6/1/2015	175,000	176,507
Citizens Property Insurance Corp., 4.000%, 6/1/2015	25,000	25,222
City of Gulf Breeze, 1.750%, 12/1/2015 (11)	9,000,000	9,086,490
City of Melbourne, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	119,177
City of Miami, NATL-RE, 4.125%, 1/1/2016	250,000	256,945
City of Port Orange, 2.000%, 10/1/2016	265,000	271,691
City of Port St. Lucie:
1.500%, 7/1/2015	165,000	165,670
4.000%, 9/1/2016	100,000	105,241
City of Sunrise, AMBAC, 5.500%, 10/1/2015	410,000	421,705
City of Tampa, 3.000%, 9/1/2016	800,000	827,744
County of Bay, 3.500%, 9/1/2016	180,000	179,327
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	153,309
Florida Governmental Utility Authority, 2.000%, 10/1/2016	245,000	249,437
Florida Higher Educational Facilities Financial Authority:
4.000%, 4/1/2015	150,000	150,408
4.000%, 4/1/2016	100,000	103,517
Florida Municipal Loan Council, NATL-RE, 5.000%, 10/1/2015	250,000	256,658
Florida Municipal Power Agency, AMBAC:
0.114%, 10/1/2021, Call 3/5/2015 (11) (12)	250,000	233,018
0.114%, 10/1/2021 (11) (12)	325,000	302,923
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (11)	750,000	809,475
Hillsborough County Industrial Development Authority:
4.000%, 10/1/2015	750,000	765,667
5.000%, 10/1/2015	130,000	133,462
Manatee County School District, AGM, 4.000%, 7/1/2017, Call 7/1/2015	200,000	201,946
Miami Beach Health Facilities Authority, 3.000%, 11/15/2015	750,000	763,455

Miami-Dade County Expressway Authority, 0.480%, 4/9/2015, Call 3/2/2015 (6) (7) (11)	900,000	900,000
Miami-Dade County School Board Foundation, Inc., NATL-RE, 5.000%, 5/1/2018, Call 5/1/2017	300,000	328,125
Mid-Bay Bridge Authority, AGC, 5.000%, 10/1/2016	200,000	209,126
North Sumter County Utility Dependent District, 5.000%, 10/1/2017	225,000	246,434
Northern Palm Beach County Improvement District, NATL-RE, 4.000%, 8/1/2017, Call 8/1/2015	300,000	304,101
Orange County Health Facilities Authority, 3.000%, 8/1/2017	625,000	658,494
Orlando Community Redevelopment Agency:
5.000%, 4/1/2015	1,835,000	1,838,119
5.000%, 4/1/2015	500,000	501,420
Palm Beach County Health Facilities Authority, 3.000%, 12/1/2016	465,000	483,312
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	101,509
Port St. Lucie Community Redevelopment Agency, NATL-RE, 5.000%, 1/1/2016	250,000	259,270
Southeast Overtown Park West Community Redevelopment Agency, 4.000%, 3/1/2016 (6) (7)	2,000,000	2,062,480
Sumter County Industrial Development Authority:
3.000%, 7/1/2016	1,620,000	1,667,952
4.000%, 7/1/2017	1,180,000	1,263,119
4.000%, 7/1/2019	620,000	675,416
Suncoast Community Development District, 2.000%, 5/1/2016	170,000	172,208
Tradition Community Development District No. 1, AGM:
2.000%, 5/1/2015	1,000,000	1,002,310
2.000%, 5/1/2016	1,500,000	1,520,190

		30,083,435

Georgia — 2.7%
Bartow County Development Authority, 2.375%, 8/10/2017 (11)	1,000,000	1,033,450
Burke County Development Authority:
1.550%, 6/21/2016 (11)	265,000	266,463
1.750%, 6/1/2017 (11)	500,000	506,015
City of Atlanta, 1.615%, 11/1/2018, Call 5/1/2018 (11)	2,750,000	2,812,617
City of Atlanta, FSA, 0.300%, 11/1/2043 (11)	7,000,000	7,000,000
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	200,000	213,270
Fulton County Development Authority, 5.000%, 3/15/2016	1,465,000	1,534,705
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	675,000	557,847
Georgia School Boards Association, Inc., NATL-RE, 3.750%, 12/1/2015	200,000	204,986
Main Street Natural Gas, Inc., 5.000%, 3/15/2015	95,000	95,136
Milledgeville & Baldwin County Development Authority, AMBAC, 0.671%, 10/1/2016 (11)	450,000	448,843
Municipal Electric Authority of Georgia, NATL-RE:
6.375%, 1/1/2016	565,000	593,159
6.500%, 1/1/2017	30,000	31,414
Private Colleges & Universities Authority, 4.000%, 10/1/2015	1,535,000	1,566,437
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.200%, 10/1/2024, Call 10/1/2017 (6) (7) (11)	4,000,000	4,000,000

		20,864,342

Hawaii — 0.4%
State of Hawaii Department of Budget & Finance:
0.160%, 7/1/2039, Call 3/10/2015 (11)	1,000,000	1,000,000
0.160%, 7/1/2039, Call 3/10/2015 (11)	2,500,000	2,500,000

		3,500,000

Idaho — 1.2%
Idaho Health Facilities Authority, AGM, 4.000%, 7/1/2015	35,000	35,414
Idaho Housing & Finance Association, 0.270%, 1/1/2038, Call 3/2/2015 (11)	9,400,000	9,400,000

		9,435,414

Illinois — 6.7%
Chicago Board of Education, 0.350%, 12/1/2041, Call 12/1/2021 (6) (7) (11)	8,665,000	8,665,000
Chicago Board of Education, AGM, 5.000%, 12/1/2018, Call 12/1/2016	250,000	266,143
Chicago Housing Authority, FSA, 5.000%, 7/1/2026, Call 7/1/2016	430,000	455,224
City of Burbank, 3.450%, 12/1/2016	500,000	524,380
City of Burbank, BAM:
3.000%, 12/1/2016	500,000	520,490
3.000%, 12/1/2017	1,040,000	1,088,599
City of Chicago, AGM:
4.250%, 11/1/2018	150,000	166,553
5.000%, 1/1/2019, Call 7/1/2015	250,000	254,005
5.500%, 1/1/2016	85,000	88,682

City of Chicago, NATL-RE, 5.250%, 1/1/2016, Call 3/30/2015	135,000	135,502
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	149,211
City of Decatur, 3.000%, 3/1/2016	250,000	256,553
City of Rockford, BAM, 5.000%, 12/15/2017	1,600,000	1,767,600
City of Springfield:
5.000%, 3/1/2016	300,000	313,491
5.000%, 3/1/2017	350,000	376,673
City of Springfield, NATL-RE:
4.000%, 3/1/2015	75,000	75,000
5.000%, 3/1/2015	790,000	790,000
City of Waukegan:
3.000%, 12/30/2015	405,000	411,747
3.000%, 12/30/2016	425,000	438,511
City of Waukegan, AGM, 4.000%, 12/30/2015	535,000	548,284
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	65,000	64,364
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE, 0.000%, 12/1/2017	250,000	240,095
Cook County School District No. 123 Oak Lawn, NATL-RE, 0.000%, 12/1/2016	210,000	204,710
County of Du Page, AGM:
5.000%, 1/1/2016, Call 7/1/2015	100,000	101,505
5.000%, 1/1/2017, Call 7/1/2015	455,000	462,134
Deutsche Bank Spears/Lifers Trust, FGIC, 0.290%, 1/1/2030 (6) (7) (11)	9,085,000	9,085,000
Eastern Illinois University, AMBAC, 5.000%, 4/1/2015	200,000	200,566
Illinois Finance Authority:
1.300%, 5/8/2017 (11)	2,435,000	2,455,430
2.400%, 5/15/2015	500,000	501,030
2.700%, 5/15/2016	375,000	379,777
4.000%, 5/15/2015	250,000	251,633
4.600%, 11/1/2015 (11)	145,000	148,249
5.000%, 12/15/2016, Call 12/1/2015	125,000	125,180
5.000%, 7/1/2017	140,000	150,419
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015 (11)	75,000	77,806
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	50,952
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2016	125,000	124,581
Kendall, Kane & Will Counties Community Unit School District No. 308, 4.000%, 10/1/2015	70,000	71,483
Lake County Forest Preserve District, 0.641%, 12/15/2020 (11)	450,000	444,811
Lockport Township Park District, AMBAC, 0.000%, 11/1/2016	125,000	122,303
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	162,138
McHenry County Community Consolidated School District No. 47 Crystal Lake, AGM, 5.000%, 2/1/2018	210,000	234,530
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 4.000%, 1/1/2018	125,000	133,109
Memorial Park District, 2.500%, 12/30/2015	65,000	66,168
Northeastern Illinois University, BAM:
3.000%, 7/1/2016	235,000	241,893
3.000%, 7/1/2017	120,000	125,416
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2018	850,000	939,190
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2016	200,000	203,866
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2017	20,000	21,801
Solid Waste Agency of Northern Cook County, NATL-RE, 5.000%, 5/1/2015	505,000	508,025
Southwestern Illinois Development Authority, AGM:
5.250%, 12/1/2020, Call 12/1/2017	275,000	305,577
5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,258,584
St. Clair County Community Consolidated School District No. 90 O’Fallon, AGM, 2.800%, 12/1/2016	145,000	150,184
State of Illinois:
3.000%, 2/1/2016	2,085,000	2,129,494
4.000%, 4/1/2016	350,000	362,078
4.000%, 7/1/2016	100,000	104,154
5.000%, 4/1/2016	1,000,000	1,044,310
5.000%, 5/1/2017	500,000	540,245
Stephenson County School District No. 145 Freeport, BAM, 2.000%, 2/1/2016	220,000	223,106
Town of Cicero, 4.000%, 1/1/2016	2,670,000	2,750,874
Town of Cicero, AGM, 4.000%, 1/1/2017	1,900,000	2,012,765
Village of Bensenville, CIFG, 5.000%, 4/1/2016	700,000	721,910
Village of Bolingbrook, NATL-RE, 3.875%, 3/1/2015	200,000	200,000
Village of Bourbonnais, 4.500%, 11/1/2015	210,000	214,429

Village of Bridgeview, AMBAC, 3.300%, 12/1/2015, Call 3/30/2015	330,000	330,482
Village of Cary, RADIAN, 4.400%, 3/1/2016	200,000	200,346
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 3/30/2015	100,000	100,275
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	101,799
Village of Lansing, AGM, 3.000%, 3/1/2017	860,000	890,891
Village of Lyons, AGM, 5.000%, 12/1/2016	325,000	344,419
Village of Maywood, 3.000%, 1/1/2016	2,000,000	2,011,500
Village of Melrose Park, NATL-RE, 4.300%, 12/15/2015, Call 3/30/2015	220,000	223,208
Village of Plainfield:
2.000%, 12/15/2015	65,000	65,789
2.000%, 12/15/2016	125,000	127,803
2.000%, 12/15/2017	130,000	133,302
Village of River Grove, 3.800%, 12/15/2015	240,000	245,227
Will County Elementary School District No. 122, AGM, 0.000%, 11/1/2016	130,000	127,321
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2015	275,000	278,393
5.750%, 6/1/2023, Call 6/1/2018	300,000	344,298

		52,732,575

Indiana — 3.5%
City of Goshen, NATL-RE, 3.800%, 1/1/2018, Call 3/30/2015	615,000	615,910
City of Indianapolis Department of Public Utilities, NATL-RE, 3.500%, 6/1/2017	200,000	210,872
County of Jasper, NATL-RE:
5.600%, 11/1/2016	200,000	214,850
5.600%, 11/1/2016	600,000	644,550
County of Knox, 3.000%, 4/1/2015	200,000	200,288
County of Lake:
2.000%, 7/15/2015	335,000	336,407
2.000%, 1/15/2016	555,000	560,289
2.000%, 1/15/2016	245,000	248,077
2.000%, 7/15/2016	555,000	564,696
2.000%, 1/15/2017	285,000	288,608
Franklin Community Multi-School Building Corp., NATL-RE FGIC SAW, 5.000%, 1/15/2016	250,000	259,973
Gary Community School Corp., SAW:
2.000%, 1/15/2016	255,000	258,894
2.000%, 1/15/2017	520,000	528,804
Indiana Bond Bank, 0.370%, 4/15/2017 (6) (7) (11)	7,000,000	7,000,000
Indiana Finance Authority:
2.200%, 2/1/2016, Call 8/1/2015	4,450,000	4,475,498
4.000%, 7/1/2015	100,000	101,184
5.000%, 9/15/2016	500,000	533,310
5.000%, 3/1/2017	930,000	995,909
Indiana Health & Educational Facilities Financing Authority:
4.100%, 11/3/2016 (11)	100,000	106,181
5.250%, 3/1/2016	960,000	998,506
Indiana Municipal Power Agency, NATL-RE, 5.500%, 1/1/2016	10,000	10,429
La Porte Community School Corp.:
2.000%, 6/30/2016	960,000	975,629
2.000%, 12/30/2016	865,000	882,949
New Albany Floyd County School Building Corp., NATL-RE SAW, 5.000%, 7/15/2015	55,000	55,978
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.200%, 7/1/2022, Call 3/2/2015 (11)	5,555,000	5,555,000
Whitley County Multi School Building Corp.:
3.000%, 7/15/2017	410,000	429,401
3.000%, 1/15/2018	250,000	262,412

		27,314,604

Iowa — 0.6%
City of Hills, 4.000%, 8/15/2015	1,690,000	1,715,316
City of Randall, 1.250%, 8/1/2016, Call 2/1/2016	3,000,000	3,008,400
University of Northern Iowa, 4.600%, 7/1/2015, Call 3/30/2015	10,000	10,031

		4,733,747

Kansas — 0.1%
Bourbon County Unified School District No. 234-Fort Scott, 3.000%, 9/1/2017	745,000	783,084

Kentucky — 0.8%
City of Russell, 4.000%, 11/1/2015	400,000	409,404
Kentucky State Property & Building Commission, AGC, 0.220%, 2/1/2027, Call 2/1/2019 (6) (7) (11)	5,990,000	5,990,000

		6,399,404

Louisiana — 1.7%
City of Bossier City, 2.000%, 10/1/2016	135,000	138,194
City of New Orleans, 4.000%, 6/1/2016	300,000	313,170
East Baton Rouge Sewerage Commission, 0.619%, 8/1/2018, Call 2/1/2018 (11)	6,355,000	6,355,191
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	1,445,000	1,447,211
Louisiana Public Facilities Authority, 0.290%, 7/1/2021, Call 3/5/2015 (11)	1,900,000	1,900,000
Louisiana State Citizens Property Insurance Corp., AMBAC:
5.000%, 6/1/2015	215,000	217,412
5.000%, 6/1/2017, Call 6/1/2016	200,000	210,920
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	110,000	109,463
State of Louisiana, 0.590%, 5/1/2018, Call 11/1/2017 (11)	2,500,000	2,504,950

		13,196,511

Maryland — 0.1%
Anne Arundel County Consolidated Special Taxing District, 4.000%, 7/1/2015	125,000	126,328
Maryland Community Development Administration:
4.100%, 9/1/2016	60,000	63,289
4.200%, 9/1/2015	475,000	484,381
4.300%, 9/1/2017, Call 3/1/2017	75,000	80,269
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2015	220,000	221,313

		975,580

Massachusetts — 0.4%
Commonwealth of Massachusetts, 0.631%, 11/1/2018, Call 11/1/2017 (11)	750,000	752,820
Massachusetts Bay Transportation Authority, 6.200%, 3/1/2016	110,000	112,016
Massachusetts Development Finance Agency:
0.500%, 1/29/2020, Call 8/1/2019 (11)	500,000	500,000
4.000%, 10/1/2015	200,000	204,178
Massachusetts Development Finance Agency, AGM, 4.000%, 10/1/2015	950,000	963,756
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.105%, 7/1/2018, Call 3/3/2015 (11) (12)	300,000	281,294

		2,814,064

Michigan — 3.7%
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2016 (13)	1,670,000	1,752,682
Chippewa Hills School District, Q-SBLF:
4.000%, 5/1/2016	685,000	712,085
4.000%, 5/1/2017	735,000	785,061
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	605,000	604,068
City of Detroit Sewage Disposal System Revenue, NATL-RE FGIC, 5.250%, 7/1/2016	265,000	279,639
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	112,071
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2021, Call 7/1/2015	1,500,000	1,520,355
6.000%, 7/1/2015	420,000	427,153
6.500%, 7/1/2015	300,000	305,364
City of Iron Mountain, 2.000%, 3/1/2015	230,000	230,000
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 10/1/2015	300,000	306,090
City of Wyandotte, AGC, 4.000%, 10/1/2016	215,000	224,742
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2015	750,000	755,625
Detroit City School District, FGIC Q-SBLF, 0.450%, 5/1/2025 (6) (7) (11)	1,250,000	1,250,000
Ecorse Public School District, AGM Q-SBLF, 5.000%, 5/1/2016, Call 5/1/2015	100,000	100,748
Fitzgerald Public School District, BAM:
4.000%, 5/1/2016	625,000	647,344
4.000%, 5/1/2016	1,490,000	1,544,146
4.000%, 5/1/2017	985,000	1,040,544
Grand Traverse County Hospital Finance Authority:
3.000%, 7/1/2016	310,000	320,472
3.000%, 7/1/2017	320,000	335,878
4.000%, 7/1/2016	180,000	188,456
4.000%, 7/1/2017	255,000	273,513
Harbor Beach Community School District, Q-SBLF, 2.000%, 5/1/2017	75,000	76,906
Healthsource Saginaw, Inc., 4.000%, 5/1/2017	200,000	213,088
Michigan Finance Authority:
3.000%, 5/1/2015	160,000	160,606

4.000%, 4/1/2015	135,000	135,254
5.000%, 6/1/2015	1,500,000	1,513,155
5.000%, 7/1/2016	1,000,000	1,047,620
5.000%, 7/1/2016	2,000,000	2,102,300
Michigan State Building Authority, 5.000%, 10/15/2017	30,000	33,236
Michigan State Building Authority, AGC FGIC, 0.000%, 10/15/2018, Call 10/15/2016	165,000	148,576
Mount Clemens Community School District, Q-SBLF, 4.000%, 5/1/2017 (13)	1,655,000	1,760,738
New Lothrop Area Public Schools, AGM Q-SBLF, 5.000%, 5/1/2035, Call 11/1/2015	1,200,000	1,238,112
Newaygo County Regional Educational Service Agency, 2.000%, 5/1/2016	75,000	76,149
Roseville Community Schools, Q-SBLF, 5.000%, 5/1/2017	250,000	271,577
Star International Academy:
2.900%, 3/1/2015	125,000	125,000
3.150%, 3/1/2016	130,000	131,641
3.400%, 3/1/2017	125,000	128,227
Taylor Tax Increment Finance Authority, AGM:
2.000%, 5/1/2016	1,245,000	1,266,825
4.000%, 5/1/2020, Call 3/30/2015	785,000	786,507
4.000%, 5/1/2021, Call 3/30/2015	600,000	601,098
Village of Holly, BAM, 2.000%, 10/1/2015	160,000	161,635
Waterford School District, AGM, 5.000%, 8/1/2017	870,000	955,443
Wayne-Westland Community Schools, Q-SBLF, 5.000%, 5/1/2017	1,060,000	1,154,827
White Cloud Public Schools, Q-SBLF:
4.000%, 5/1/2016 (13)	110,000	114,232
4.000%, 5/1/2017 (13)	245,000	260,112
4.000%, 5/1/2018 (13)	215,000	232,000
4.000%, 5/1/2019 (13)	175,000	191,312
Zeeland Public Schools:
4.000%, 5/1/2016	300,000	311,256
4.000%, 5/1/2017	500,000	532,275

		29,445,743

Minnesota — 0.6%
Brooklyn Center Independent School District No. 286, NATL-RE, 4.250%, 2/1/2016	300,000	309,570
City of Crosslake, 2.000%, 12/1/2016	335,000	339,429
City of Minneapolis, 3.000%, 7/15/2015, Call 3/20/2015	1,065,000	1,065,032
City of Norwood Young America, 1.500%, 8/1/2016 (13)	2,000,000	2,000,000
City of Winona:
2.000%, 7/1/2015	100,000	100,193
2.300%, 7/1/2016	500,000	504,895
Minnesota Higher Education Facilities Authority, 4.000%, 10/1/2015	255,000	258,266
St. Cloud Independent School District No. 742:
1.000%, 2/1/2016	230,000	230,166
1.250%, 2/1/2017	170,000	171,639

		4,979,190

Mississippi — 1.4%
City of D’Iberville, 2.000%, 4/1/2016	265,000	267,343
Jackson State University Educational Building Corp., AGM, 5.000%, 3/1/2015 (11)	140,000	140,000
Mississippi Business Finance Corp., 0.950%, 12/1/2036, Call 3/2/2015 (11)	8,000,000	8,000,000
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	333,351
Mississippi Hospital Equipment & Facilities Authority, 0.500%, 7/9/2015 (11)	2,500,000	2,500,350

		11,241,044

Missouri — 1.5%
City of St. Louis, NATL-RE:
5.500%, 7/1/2015	500,000	508,435
5.500%, 7/1/2016	360,000	383,641
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	88,551
Health & Educational Facilities Authority of the State of Missouri, 3.000%, 2/1/2017	100,000	103,983
Howard Bend Levee District, XLCA, 0.280%, 3/1/2027 (11)	7,160,000	7,160,000
Joplin Industrial Development Authority, 4.000%, 2/15/2017	400,000	422,684
Missouri Development Finance Board, 3.000%, 4/1/2016	300,000	306,594
Missouri Housing Development Commission, GNMA/FNMA, 4.700%, 3/1/2035, Call 9/1/2019	390,000	416,820
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.035%, 12/1/2022, Call 3/2/2015 (11) (12)	1,750,000	1,632,528
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	1,000,000	1,010,080

		12,033,316

Nebraska — 0.4%
Central Plains Energy Project, 5.000%, 6/1/2017	3,000,000	3,278,640

Nevada — 1.8%
Deutsche Bank Spears/Lifers Trust, FSA AMBAC, 0.270%, 6/15/2022, Call 6/15/2017 (6) (7) (11)	2,720,000	2,720,000
Las Vegas Valley Water District:
0.070%, 6/1/2036, Call 3/2/2015 (11)	7,355,000	7,355,000
0.070%, 6/1/2036, Call 3/2/2015 (11)	4,100,000	4,100,000

		14,175,000

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority:
3.000%, 7/1/2015	735,000	739,557
3.000%, 7/1/2016	755,000	771,595

		1,511,152

New Jersey — 9.6%
Camden County Municipal Utilities Authority, NATL-RE FGIC, 0.000%, 9/1/2015	185,000	184,410
Casino Reinvestment Development Authority, 4.000%, 11/1/2016	750,000	781,590
City of Margate City, 5.000%, 2/1/2018	200,000	218,826
Deutsche Bank Spears/Lifers Trust, 0.200%, 3/1/2034 (6) (7) (11)	11,920,000	11,920,000
New Jersey Economic Development Authority:
0.320%, 11/1/2031, Call 3/2/2015 (11)	7,610,000	7,610,000
0.320%, 11/1/2040, Call 3/2/2015 (11)	5,970,000	5,970,000
0.320%, 11/1/2040, Call 3/2/2015 (11)	4,900,000	4,900,000
0.720%, 3/1/2036, Call 3/2/2015 (11)	6,150,000	6,150,000
0.750%, 2/1/2017, Call 8/1/2016 (11)	3,225,000	3,232,643
1.720%, 2/1/2016, Call 8/1/2015 (11)	3,300,000	3,315,675
1.820%, 2/1/2018, Call 8/1/2017 (11)	500,000	513,635
2.017%, 2/1/2018, Call 8/1/2017 (11)	1,750,000	1,798,703
5.000%, 6/15/2015	1,230,000	1,246,088
5.000%, 6/15/2017	200,000	216,618
New Jersey Health Care Facilities Financing Authority:
0.250%, 7/1/2028, Call 3/4/2015 (11)	400,000	400,000
0.320%, 7/1/2038, Call 3/2/2015 (11)	4,100,000	4,100,000
0.590%, 7/1/2018, Call 3/2/2015 (11)	100,000	100,000
3.250%, 7/1/2016	515,000	531,315
New Jersey Health Care Facilities Financing Authority, AGC, 0.410%, 7/1/2038, Call 7/1/2019 (6) (7) (11)	7,002,902	7,002,902
New Jersey Higher Education Student Assistance Authority, 5.000%, 6/1/2016	180,000	189,551
New Jersey State Turnpike Authority, 0.535%, 1/1/2017, Call 7/1/2016 (11)	5,000,000	5,003,900
New Jersey Transportation Trust Fund Authority:
1.020%, 12/15/2019, Call 6/15/2019 (11)	5,000,000	5,001,950
5.000%, 12/15/2017	1,200,000	1,321,536
New Jersey Transportation Trust Fund Authority, FGIC, 0.210%, 12/15/2030 (6) (7) (11)	1,440,000	1,440,000
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	135,000	151,062
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2016	2,405,000	2,609,786
Newark Housing Authority, 4.000%, 12/1/2017	100,000	107,332

		76,017,522

New Mexico — 0.7%
New Mexico Municipal Energy Acquisition Authority, 0.865%, 8/1/2019, Call 2/1/2019 (11)	5,500,000	5,517,765

New York — 6.1%
Albany Capital Resource Corp.:
2.000%, 12/1/2015	170,000	172,050
3.000%, 12/1/2016	175,000	182,452
3.000%, 12/1/2017	115,000	121,814
City of New York:
0.140%, 8/1/2026, Call 3/3/2015 (11) (12)	125,000	125,000
0.420%, 8/1/2027, Call 10/3/2016 (11)	1,070,000	1,071,530
5.000%, 8/1/2017	250,000	275,563
City of New York, AGC, 0.670%, 10/1/2021, Call 3/2/2015 (11) (12)	100,000	100,000
City of New York, AGM:
0.250%, 8/1/2026, Call 3/4/2015 (11) (12)	400,000	400,000
0.300%, 8/1/2026, Call 3/5/2015 (11) (12)	1,575,000	1,575,000
0.450%, 6/1/2036, Call 3/4/2015 (11) (12)	950,000	950,000
City of Ogdensburg, 1.250%, 7/31/2015	1,000,000	1,001,940

City of Schenectady, BAM, 3.125%, 5/15/2017	300,000	314,958
City of Yonkers, AGM:
2.000%, 10/15/2016	1,600,000	1,638,000
4.000%, 9/1/2016	95,000	99,935
County of Monroe, AGM NATL-RE, 6.000%, 3/1/2017	100,000	109,773
County of Rockland, 5.000%, 3/1/2016	350,000	365,095
County of Rockland, AGM, 5.000%, 3/1/2016	2,000,000	2,090,560
County of Suffolk, AGM, 5.000%, 2/1/2017	1,000,000	1,082,160
Long Island Power Authority, 0.770%, 11/1/2018, Call 5/1/2018 (11)	1,600,000	1,600,784
Long Island Power Authority, NATL-RE:
5.000%, 5/1/2015	60,000	60,464
5.000%, 5/1/2015	385,000	387,857
Metropolitan Transportation Authority, 0.615%, 11/1/2015 (11)	300,000	300,561
Metropolitan Transportation Authority, AGM:
0.343%, 11/1/2022, Call 3/4/2015 (11) (12)	3,800,000	3,717,905
0.347%, 11/1/2022, Call 3/19/2015 (11) (12)	3,250,000	3,179,813
0.716%, 5/15/2018, Call 11/15/2017 (11)	4,650,000	4,676,691
Metropolitan Transportation Authority, AMBAC, 0.200%, 11/15/2023 (6) (7) (11)	2,425,000	2,425,000
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC:
0.470%, 1/1/2030, Call 3/6/2015 (11) (12)	100,000	92,345
0.473%, 1/1/2030, Call 3/5/2015 (11) (12)	800,000	735,333
New York City Transitional Finance Authority, AGM, 0.670%, 11/1/2027, Call 3/6/2015 (11) (12)	475,000	475,000
New York Local Government Assistance Corp., AGM, 5.250%, 4/1/2016	1,035,000	1,062,303
New York State Energy Research & Development Authority, 0.114%, 4/1/2020, Call 3/4/2015 (11) (12)	145,000	136,828
New York State Energy Research & Development Authority, NATL-RE, 0.102%, 12/1/2020, Call 3/3/2015 (11) (12)	7,350,000	6,912,932
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.500%, 12/1/2025, Call 3/2/2015 (6) (7) (11)	6,330,000	6,330,000
Rensselaer County Industrial Development Agency, 0.220%, 10/30/2035, Call 3/2/2015 (11)	490,000	490,000
State of New York, NATL-RE FGIC:
0.105%, 2/15/2022, Call 3/5/2015 (11) (12)	1,930,000	1,869,049
0.105%, 2/13/2032, Call 3/5/2015 (11) (12)	1,595,000	1,503,421
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	69,804
Village of Freeport, AGM, 3.000%, 5/1/2017	100,000	104,194

		47,806,114

North Carolina — 0.3%
Mecklenburg County Public Facilities Corp., 5.000%, 3/1/2015	300,000	300,000
North Carolina Medical Care Commission, 0.340%, 6/1/2029, Call 6/1/2020 (6) (7) (11)	1,000,000	1,000,000
University of North Carolina at Chapel Hill, 0.865%, 12/1/2017, Call 6/1/2017 (11)	825,000	833,927

		2,133,927

North Dakota — 1.5%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2015	500,000	502,200
4.000%, 5/1/2016	520,000	533,166
4.000%, 5/1/2017	545,000	566,609
4.000%, 5/1/2018	565,000	589,521
4.000%, 5/1/2019	590,000	622,816
City of Williston, 5.000%, 5/1/2016	255,000	269,061
City of Williston, AGM, 2.650%, 11/1/2020, Call 5/1/2015	3,675,000	3,678,896
County of Burleigh, 3.000%, 7/1/2015	255,000	256,647
North Dakota Housing Finance Agency, 3.600%, 7/1/2032, Call 7/1/2022	1,385,000	1,431,868
Williston Parks & Recreation District:
2.000%, 3/1/2032, Call 3/16/2015	565,000	565,396
3.250%, 3/1/2032, Call 3/16/2015	2,960,000	2,996,112

		12,012,292

Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2015	50,000	50,562
City of Cleveland, AMBAC, 5.000%, 1/1/2016	220,000	228,008
City of Trenton, AGM, 2.000%, 12/1/2015	275,000	278,399
County of Montgomery, 0.100%, 10/1/2041, Call 3/2/2015 (11)	10,000,000	10,000,000
County of Richland, AGM, 1.500%, 12/1/2015	130,000	130,797
Lancaster Port Authority, 0.835%, 8/1/2019, Call 2/1/2019 (11)	5,000,000	5,017,250

Montpelier Exempted Village School District, School District Credit Program, 0.000%, 12/1/2015	145,000	144,260
Painesville City Local School District, School District Credit Program, 0.000%, 12/1/2016	840,000	823,679
State of Ohio, 0.350%, 1/15/2045, Call 3/30/2015 (11)	5,500,000	5,500,055

		22,173,010

Oklahoma — 0.3%
Comanche County Hospital Authority, 5.000%, 7/1/2015	680,000	689,289
Enid Municipal Authority, AMBAC, 0.000%, 2/1/2016	485,000	461,798
Stephens County Educational Facilities Authority, 3.000%, 9/1/2015	160,000	160,779
Tulsa County Industrial Authority, 5.000%, 5/15/2015	1,000,000	1,009,520

		2,321,386

Oregon — 0.5%
Oregon State Facilities Authority, 0.250%, 9/30/2016 (11)	3,675,000	3,675,551
Port of Morrow:
2.000%, 6/1/2016	200,000	202,634
2.000%, 6/1/2017	200,000	205,276
2.000%, 6/1/2017	75,000	76,507
2.000%, 6/1/2018	70,000	71,014

		4,230,982

Pennsylvania — 8.6%
Bethlehem Area School District, SAW, 0.549%, 1/1/2018, Call 7/1/2017 (11)	3,075,000	3,070,818
Bethlehem Area Vocational Technical School Authority, MAC SAW:
0.400%, 9/15/2015	125,000	125,060
0.700%, 9/15/2016	180,000	180,356
1.500%, 9/15/2017	185,000	187,725
Butler County Hospital Authority:
0.220%, 10/1/2032, Call 3/2/2015 (11)	10,645,000	10,645,000
0.220%, 10/1/2042, Call 3/2/2015 (11)	3,070,000	3,070,000
County of Cambria, BAM, 4.000%, 8/1/2016	1,035,000	1,081,730
County of Lancaster, XLCA, 4.000%, 5/1/2015	50,000	50,303
County of Lehigh, AGM, 5.000%, 7/1/2015	480,000	487,416
Cumberland County Municipal Authority, RADIAN, 5.000%, 12/1/2015	150,000	153,878
Hanover Area School District, AGM SAW, 3.750%, 2/1/2016	830,000	854,336
Jim Thorpe Area School District, BAM SAW, 3.000%, 3/15/2017	180,000	187,403
JP Morgan Chase Putters/Drivers Trust, 0.220%, 6/1/2015 (6) (7) (11)	7,005,000	7,005,000
JPMorgan Chase Putters/Drivers Trust, 0.170%, 11/1/2017 (6) (7) (11)	5,000,000	5,000,000
Lehigh County General Purpose Authority:
0.220%, 5/15/2021, Call 3/2/2015 (11)	1,970,000	1,970,000
3.000%, 11/1/2015	410,000	415,474
3.000%, 11/1/2016	455,000	467,494
Montgomery County Industrial Development Authority:
5.000%, 11/15/2015	1,000,000	1,030,560
5.000%, 11/15/2016	1,000,000	1,071,350
North Penn Water Authority, 0.615%, 11/1/2019, Call 5/1/2019 (11)	2,000,000	1,998,000
Pennsylvania Economic Development Financing Authority, 4.000%, 3/1/2016	500,000	517,950
Pennsylvania Higher Educational Facilities Authority, RADIAN, 5.000%, 12/15/2017, Call 6/15/2016	300,000	314,673
Pennsylvania Turnpike Commission:
0.420%, 12/1/2015, Call 6/1/2015 (11)	300,000	300,141
0.470%, 12/1/2017, Call 6/1/2017 (11)	560,000	560,655
0.620%, 12/1/2017, Call 6/1/2017 (11)	100,000	100,558
0.700%, 12/1/2018, Call 6/1/2018 (11)	6,000,000	6,034,560
0.900%, 12/1/2020, Call 6/1/2020 (11)	1,800,000	1,804,680
1.170%, 12/1/2019, Call 6/1/2019 (11)	2,225,000	2,275,908
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	656,574
Philadelphia Authority for Industrial Development, 4.000%, 10/1/2017	1,250,000	1,345,087
Pittsburgh Public Parking Authority, NATL-RE, 5.000%, 12/1/2020, Call 12/1/2015	1,815,000	1,875,784
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2015	725,000	717,431
Pittsburgh Public Schools, NATL-RE FGIC SAW, 3.500%, 9/1/2015	30,000	30,485
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.260%, 6/1/2034 (6) (7) (11)	7,025,000	7,025,000
Scranton School District, AGM SAW, 2.000%, 6/15/2017	250,000	254,768
Scranton School District, SAW, 1.116%, 4/2/2018, Call 10/2/2017 (11)	3,000,000	3,003,750
State Public School Building Authority, AGM, 3.000%, 10/15/2015	210,000	213,711
University Area Joint Authority, 0.420%, 11/1/2017, Call 5/1/2017 (11)	1,070,000	1,070,107
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	395,000	396,908

Wayne Highlands School District, BAM:
2.000%, 4/1/2016	360,000	365,976
3.000%, 4/1/2017	120,000	124,916

		68,041,525

Puerto Rico — 0.5%
Commonwealth of Puerto Rico, AGM, 5.250%, 7/1/2016	100,000	103,838
Commonwealth of Puerto Rico, NATL-RE, 0.000%, 7/1/2016	270,000	248,219
Puerto Rico Electric Power Authority, 0.000%, 7/1/2017	600,000	550,326
Puerto Rico Electric Power Authority, NATL-RE, 0.000%, 7/1/2017	85,000	76,547
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2015	2,000,000	2,002,400
5.000%, 4/1/2016	500,000	497,855
5.000%, 7/1/2018	300,000	322,977

		3,802,162

Rhode Island — 0.1%
Rhode Island Health & Educational Building Corp., NATL-RE, 5.500%, 4/1/2017	1,000,000	1,093,690

South Carolina — 0.2%
Newberry Investing in Children’s Education, 5.250%, 12/1/2015	1,560,000	1,615,255

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2015	355,000	357,663

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County, 0.420%, 10/1/2015, Call 4/1/2015 (11)	150,000	150,001
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	525,025
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	195,000	199,906

		874,932

Texas — 6.0%
Andrews County Hospital District, 2.000%, 3/15/2015	870,000	870,531
Central Texas Regional Mobility Authority, 3.000%, 1/4/2016, Call 7/1/2015 (11)	3,000,000	3,022,920
City of Houston:
0.770%, 6/1/2017, Call 12/1/2016 (11)	300,000	300,987
4.000%, 9/1/2017 (13)	200,000	214,986
City of Irving, 2.000%, 8/15/2016	140,000	142,738
City of San Marcos, BAM, 2.000%, 11/1/2015	320,000	322,240
Clifton Higher Education Finance Corp.:
3.750%, 8/15/2016	485,000	500,704
5.000%, 8/15/2015	220,000	223,555
Coastal Bend Health Facilities Development Corp., AGM, 0.600%, 7/1/2031, Call 3/5/2015 (11) (12)	1,025,000	1,025,000
County of Jones:
3.000%, 9/1/2015	85,000	86,123
4.000%, 9/1/2016	165,000	171,610
Denton Independent School District, PSF:
0.100%, 8/15/2022, Call 8/15/2016 (6) (7) (11)	4,625,000	4,625,000
2.000%, 8/1/2016 (11)	250,000	255,112
Fort Bend County Levee Improvement District No. 12, AGM, 2.000%, 4/1/2015	420,000	420,378
Fort Bend County Municipal Utility District No. 138, BAM:
2.000%, 9/1/2016	200,000	202,894
2.000%, 9/1/2017	200,000	206,060
Fort Bend County Municipal Utility District No. 50, MAC:
2.000%, 9/1/2016	180,000	182,794
2.000%, 9/1/2017	340,000	346,742
Gainesville Hospital District, AMBAC, 4.000%, 8/15/2016	200,000	206,178
Grand Mission Municipal Utility District No. 1, BAM, 2.000%, 9/1/2016	340,000	345,277
Gulf Coast Industrial Development Authority, 0.600%, 11/1/2019, Call 3/1/2015 (11)	2,350,000	2,350,000
Harris County Cultural Education Facilities Finance Corp., 0.420%, 6/1/2016 (11)	1,000,000	1,001,070
Harris County Health Facilities Development Corp., AGM:
0.600%, 7/1/2031, Call 3/5/2015 (11) (12)	500,000	500,000
0.600%, 7/1/2031, Call 3/5/2015 (11) (12)	400,000	400,000
Harris County Municipal Utility District No. 165, BAM, 2.000%, 3/1/2016 (13)	125,000	126,534
Harris County Municipal Utility District No. 276, BAM, 2.000%, 9/1/2015	200,000	201,234
Harris County Municipal Utility District No. 383, BAM, 2.000%, 9/1/2015	140,000	140,581
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2015	125,000	125,588

Harris County Municipal Utility District No. 468, AGM, 2.000%, 9/1/2017	100,000	102,530
Harris Montgomery Counties Municipal Utility District No. 386, 5.000%, 9/1/2015	290,000	296,603
Meadowhill Regional Municipal Utility District, AGM, 2.000%, 10/1/2015	165,000	166,600
Nolan County Hospital District, 3.000%, 8/15/2016	200,000	206,406
North Texas Health Facilities Development Corp., AGM, 5.000%, 9/1/2015	180,000	184,189
North Texas Tollway Authority:
6.000%, 1/1/2020, Call 1/1/2018	220,000	250,826
6.000%, 1/1/2020, Call 1/1/2018	30,000	33,818
Northpointe Water Control & Improvement District, AGM, 2.000%, 9/1/2016	300,000	305,463
Northside Independent School District, PSF:
1.200%, 8/1/2017 (11)	95,000	95,677
2.125%, 8/1/2020, Call 8/1/2015 (11)	2,000,000	2,006,760
Panhandle-Plains Higher Education Authority, Inc., 1.055%, 10/1/2020, Call 3/2/2015 (11)	255,000	256,453
Port of Port Arthur Navigation District:
0.090%, 12/1/2039, Call 3/2/2015 (11)	4,700,000	4,700,000
0.090%, 4/1/2040, Call 3/2/2015 (11)	1,250,000	1,250,000
Round Rock Transportation System Development Corp., NATL-RE, 4.125%, 8/15/2019, Call 8/15/2015	150,000	152,228
Spring Creek Utility District of Montgomery County, BAM, 2.000%, 10/1/2017	375,000	382,489
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	2,525,000	2,589,261
4.000%, 9/1/2017	550,000	589,237
5.000%, 10/1/2017	1,025,000	1,133,937
Texas A&M University, 5.250%, 5/15/2017, Call 5/15/2015	100,000	101,023
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2015	150,000	154,712
Texas Municipal Gas Acquisition & Supply Corp. II:
0.490%, 9/15/2017 (11)	145,000	145,181
0.861%, 9/15/2017 (11)	2,350,000	2,353,619
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2015	1,500,000	1,549,860
Texas Transportation Commission, 0.240%, 4/1/2026, Call 3/2/2015 (11)	9,000,000	9,000,000
Travis County Water Control & Improvement District No. 17, BAM:
0.000%, 11/1/2016	390,000	385,827
0.000%, 11/1/2017	250,000	243,780
Walnut Creek Special Utility District, MAC, 2.000%, 1/10/2017	255,000	260,322

		47,413,637

Utah — 0.2%
Utah Associated Municipal Power Systems, 5.000%, 6/1/2017	1,670,000	1,814,956

Vermont — 0.0%
City of Burlington, AGM, 5.000%, 7/1/2016	125,000	131,734

Virginia — 0.2%
City of Richmond, AGM, 5.000%, 7/15/2016, Call 7/15/2015	250,000	254,400
Virginia Housing Development Authority, 3.500%, 6/1/2015	125,000	125,690
Virginia Small Business Financing Authority, 5.000%, 11/1/2017	1,215,000	1,347,241

		1,727,331

Washington — 0.3%
Grant County Public Hospital District No. 1, RADIAN, 5.000%, 12/1/2016	325,000	346,625
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (6) (7)	800,000	809,968
Washington Higher Education Facilities Authority:
3.000%, 10/1/2015	170,000	171,816
5.000%, 10/1/2016	1,000,000	1,058,940
Washington State Housing Finance Commission, 3.000%, 7/1/2015	200,000	200,854

		2,588,203

West Virginia — 0.1%
Berkeley County Building Commission:
3.000%, 9/1/2015	100,000	101,241
3.000%, 9/1/2016	140,000	144,621
3.000%, 9/1/2017	50,000	52,316
City of Princeton, 4.000%, 5/1/2015	430,000	432,262

		730,440

Wisconsin — 1.1%
Birchwood School District, AGM, 3.750%, 10/1/2018, Call 3/30/2015	210,000	210,437
City of Beloit, 3.000%, 5/1/2015	600,000	602,670

City of Menasha:
4.300%, 9/1/2015	265,000	269,688
4.400%, 9/1/2017, Call 9/1/2015	100,000	101,668
4.600%, 9/1/2021, Call 3/1/2015	165,000	165,000
City of Milwaukee, 0.050%, 7/1/2019, Call 3/2/2015 (11)	100,000	100,000
City of Nekoosa, 5.350%, 7/1/2015	160,000	162,362
City of Sheboygan, FGIC, 5.000%, 9/1/2015	375,000	383,464
City of South Milwaukee, 4.000%, 9/1/2017, Call 9/1/2016	100,000	105,349
Maple School District, 1.000%, 10/30/2015	1,400,000	1,401,820
Raymond School District No. 14, 3.000%, 4/1/2016	75,000	77,040
Sun Prairie Community Development Authority, 0.400%, 8/1/2015	175,000	175,107
Town of Somers:
4.000%, 8/1/2015	385,000	390,009
4.000%, 8/1/2016	400,000	416,048
4.000%, 8/1/2017	435,000	463,397
Wisconsin Center District:
3.000%, 12/15/2015	200,000	203,070
3.000%, 12/15/2016	615,000	633,007
3.000%, 12/15/2017	635,000	655,040
Wisconsin Center District, NATL-RE, 0.000%, 12/15/2015	135,000	134,245
Wisconsin Health & Educational Facilities Authority:
2.000%, 8/15/2015	390,000	391,560
2.250%, 5/1/2016	100,000	100,558
2.500%, 10/15/2015	180,000	182,471
3.000%, 8/15/2016	320,000	328,099
3.000%, 8/15/2017	410,000	425,523
5.000%, 9/1/2016	375,000	398,595
5.000%, 8/15/2021, Call 8/15/2018	150,000	168,055
5.250%, 12/15/2015	250,000	259,680

		8,903,962

Wyoming — 0.0%
County of Sweetwater, 4.000%, 6/15/2015	250,000	252,490

Total Municipals (identified cost $746,465,240)		748,335,893

Mutual Funds — 0.2%

New York — 0.2%
Nuveen New York AMT-Free Municipal Income Fund, Preferred Shares, 0.640%, 10/1/2017, Call 4/1/2015 (6) (7) (11)	2,000,000	2,000,640

Total Mutual Funds (identified cost $2,000,000)		2,000,640

Short-Term Investments — 4.8%

Mutual Funds — 2.6%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	20,365,259	20,365,259

Short-Term Municipals — 2.2%

Alabama — 0.1%
Limestone County Water & Sewer Authority, 1.000%, 9/1/2015	400,000	401,000

California — 0.0%
City of La Verne, 2.000%, 5/15/2015	365,000	365,558

Colorado — 0.0%
Colorado Educational & Cultural Facilities Authority, 2.000%, 10/1/2015	215,000	216,800

Connecticut — 0.5%
City of New Britain, 2.000%, 3/26/2015	3,305,000	3,307,842
Town of East Haven, 1.250%, 7/31/2015	725,000	727,255

		4,035,097

Florida — 0.2%
Southeast Overtown Park West Community Redevelopment Agency:
3.000%, 3/1/2015 (6) (7)	1,250,000	1,250,000
3.000%, 3/1/2015 (6) (7)	285,000	285,000

		1,535,000

Illinois — 0.1%
City of Decatur, 3.000%, 3/1/2015	140,000	140,000
Northeastern Illinois University, BAM, 4.000%, 7/1/2015	225,000	227,500
Village of Lyons, AGM, 4.000%, 12/1/2015	300,000	306,810

		674,310

Indiana — 0.1%
County of Lake, 2.000%, 7/15/2015	250,000	251,388
Town of Clarksville BAM, 2.000%, 7/1/2015	295,000	296,463

		547,851

Kentucky — 0.1%
City of Covington, AGM, 3.000%, 4/1/2015	400,000	400,780

Michigan — 0.1%
Fitzgerald Public School District, BAM, 4.000%, 5/1/2015	570,000	573,112
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	750,000	753,803

		1,326,915

Missouri — 0.1%
Missouri Development Finance Board, 3.000%, 4/1/2015	510,000	510,933

New York — 0.4%
City of Yonkers, AGM:
4.000%, 3/1/2015	340,000	340,000
4.000%, 9/1/2015	95,000	96,735
County of Suffolk, 1.500%, 9/11/2015	500,000	503,090
Nassau Health Care Corp., 2.250%, 1/15/2016	2,250,000	2,270,272
Niagara Tobacco Asset Securitization Corp., 4.000%, 5/15/2015	250,000	251,815

		3,461,912

Ohio — 0.2%
Buckeye Local School District/Jefferson County, 2.000%, 4/15/2015	650,000	650,793
City of Harrison, 1.750%, 10/21/2015	1,025,000	1,031,652

		1,682,445

Wisconsin — 0.3%
Cameron School District, 2.000%, 8/17/2015, Call 3/30/2015	2,250,000	2,252,655

Total Short-Term Municipals		17,411,256

Total Short-Term Investments (identified cost $37,771,714)		37,776,515

Total Investments — 99.9% (identified cost $786,236,954)		788,113,048
Other Assets and Liabilities — 0.1%		798,804

Total Net Assets — 100.0%		$788,911,852

(4) Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2015, these securities amounted to:

Fund	Amount	% of Total Net Assets

Ultra Short Tax-Free Fund	$173,695,510	22.02%

(7) Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.

(11) Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2015.

(12) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(13) Purchased on a when-issued or delayed delivery basis.

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 28, 2015

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 94.7%

Alabama — 0.4%
Alabama Agricultural & Mechanical University, AMBAC, 3.700%, 11/1/2015	200,000	200,900
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 10/1/2016	100,000	106,739
County of Jefferson, AGM, 0.333%, 2/1/2042, Call 3/5/2015 (11) (12)	260,327	215,761

		523,400

Alaska — 0.8%
Alaska Housing Finance Corp., NATL-RE:
5.250%, 12/1/2021, Call 12/1/2017	100,000	112,275
5.250%, 12/1/2025, Call 6/1/2015	140,000	140,756
Alaska Industrial Development & Export Authority, 4.000%, 4/1/2017	200,000	212,078
City of Valdez, 5.000%, 1/1/2021	500,000	579,395

		1,044,504

Arizona — 1.7%
Apache County Unified School District No. 20 Ganado, AMBAC, 5.000%, 7/1/2015	50,000	50,756
Arizona Health Facilities Authority:
1.870%, 2/5/2020, Call 8/9/2019 (11)	250,000	257,120
1.870%, 2/5/2020, Call 8/9/2019 (11)	250,000	257,120
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	130,000	141,166
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	27,976
JPMorgan Chase Putters/Drivers Trust, 0.300%, 9/1/2033, Call 3/2/2015 (6) (7) (11)	500,000	500,000
McAllister Academic Village LLC, 5.750%, 7/1/2016	95,000	101,670
Mohave County Elementary School District No. 16 Mohave Valley, AMBAC, 3.375%, 7/1/2015	100,000	100,138
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (16)	100,000	115,326
Pima County Industrial Development Authority, 3.000%, 7/1/2015	250,000	250,537
Salt Verde Financial Corp., 5.000%, 12/1/2016	30,000	32,007
Scottsdale Industrial Development Authority, FSA, 1.250%, 9/1/2045, Call 3/3/2015 (11) (12)	400,000	400,000

		2,233,816

Arkansas — 0.8%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	300,000	300,645
City of Hope, 2.850%, 4/1/2015	75,000	75,111
City of Hot Springs, 5.000%, 12/1/2020	245,000	283,808
City of Little Rock, 1.800%, 4/1/2030, Call 10/1/2021	150,000	151,101
City of Springdale, 2.600%, 7/1/2027, Call 7/1/2018	95,000	95,205
DeWitt School District No. 1, SAW, 3.000%, 6/1/2017	100,000	104,036

		1,009,906

California — 8.9%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	574,310
Bay Area Toll Authority, 1.120%, 4/1/2024, Call 10/1/2023 (11)	500,000	510,460
BB&T Municipal Trust, 0.820%, 11/15/2019 (6) (7) (11)	500,000	500,215
California Health Facilities Financing Authority, 5.000%, 11/15/2021, Call 11/15/2015	100,000	103,242
California Health Facilities Financing Authority, NATL-RE:
0.033%, 7/15/2018, Call 3/12/2015 (11) (12)	100,000	96,377
0.103%, 7/1/2022, Call 3/2/2015 (11) (12)	500,000	476,886
California State Public Works Board:
5.000%, 4/1/2020	320,000	373,338
5.000%, 11/1/2020, Call 11/1/2019	35,000	40,645
5.125%, 10/1/2022, Call 10/1/2019	245,000	285,305
California Statewide Communities Development Authority, 3.500%, 11/1/2018	100,000	101,890
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	208,012
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	500,000	512,050
California Statewide Communities Development Authority, FGIC, 4.250%, 11/1/2016 (11)	50,000	52,947
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	789,858

Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 9/1/2016	250,000	262,582
City of Redding, NATL-RE, 0.140%, 7/1/2022 (11) (12)	150,000	138,545
Contra Costa Transportation Authority, 0.485%, 12/15/2015, Call 6/12/2015 (11)	150,000	150,111
County of San Joaquin, 4.000%, 4/1/2019	225,000	245,012
County of Yolo, AGM, 5.000%, 12/1/2015	180,000	184,327
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	539,710
Imperial Unified School District, XLCA, 5.000%, 8/1/2023, Call 3/30/2015	50,000	51,163
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.387%, 7/1/2027 (11) (12)	150,000	140,388
Los Angeles Unified School District, FGIC, 5.000%, 7/1/2025, Call 7/1/2015	265,000	268,988
Lynwood Unified School District, 5.000%, 8/1/2017	500,000	549,230
Mendota Unified School District, 0.000%, 8/1/2018, Call 8/1/2015	350,000	315,402
Moorpark Community Facilities District No. 2004-1 Moorpark Highlands, AGM, 4.000%, 9/1/2016	280,000	292,533
Northern California Gas Authority No. 1:
0.771%, 7/1/2017 (11)	100,000	99,860
0.801%, 7/1/2019 (11)	1,040,000	1,022,414
Northern California Transmission Agency, NATL-RE:
0.385%, 5/1/2024, Call 3/3/2015 (11) (12)	200,000	189,978
0.387%, 5/1/2024, Call 3/5/2015 (11) (12)	50,000	47,560
Ravenswood City School District, AMBAC, 5.000%, 8/15/2016, Call 3/30/2015	340,000	347,915
State of California:
0.817%, 12/1/2017, Call 6/1/2017 (11)	250,000	252,620
0.920%, 5/1/2018, Call 11/1/2017 (11)	180,000	183,476
0.950%, 12/3/2018, Call 6/1/2018 (11)	610,000	618,674
State of California, NATL-RE, 4.000%, 9/1/2015	35,000	35,669
Stockton Unified School District, AGC, 4.000%, 8/1/2015	50,000	50,746
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017	200,000	219,894
Twin Rivers Unified School District, AGM:
3.200%, 6/1/2020, Call 4/1/2015 (11)	295,000	295,074
3.200%, 6/1/2020, Call 4/1/2015 (11)	245,000	245,027
Val Verde Unified School District, BAM, 4.000%, 10/1/2020	350,000	385,196

		11,757,629

Colorado — 2.9%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	187,992
6.000%, 5/1/2019	178,000	202,377
City of Burlington, 3.000%, 11/1/2019	100,000	102,405
Colorado Educational & Cultural Facilities Authority:
3.000%, 10/1/2017	380,000	397,685
3.000%, 11/15/2017	200,000	210,946
Colorado Health Facilities Authority:
1.875%, 11/6/2019 (11)	400,000	403,128
4.500%, 2/1/2019	250,000	274,170
5.000%, 6/1/2016	100,000	103,185
5.125%, 11/15/2021, Call 11/15/2016 (11)	50,000	54,001
County of Montrose:
4.000%, 12/1/2018	175,000	189,198
4.000%, 12/1/2019	200,000	216,778
Denver Health & Hospital Authority:
5.000%, 12/1/2017, Call 12/1/2016	275,000	294,487
5.000%, 12/1/2020, Call 12/1/2016	250,000	266,143
E-470 Public Highway Authority, 1.200%, 8/31/2017, Call 3/1/2017 (11)	550,000	552,788
E-470 Public Highway Authority, NATL-RE:
4.500%, 9/1/2016	120,000	126,607
5.000%, 9/1/2017, Call 9/1/2016	300,000	318,369

		3,900,259

Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	162,775
Regional School District No. 19, AGM, 2.750%, 6/15/2016	100,000	103,063
State of Connecticut:
0.900%, 8/15/2018 (11)	250,000	252,980
0.940%, 5/15/2018 (11)	150,000	151,544

		670,362

Delaware — 0.1%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	185,000	195,330

Florida — 7.0%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	577,000
5.000%, 4/1/2021	400,000	467,820
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	53,767
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	50,000	52,769
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	20,000	21,773
City of Cape Coral, NATL-RE, 5.000%, 7/1/2016	185,000	196,056
City of Gulf Breeze, FGIC, 5.125%, 12/1/2015 (11)	30,000	30,587
City of Lauderhill, XLCA, 4.250%, 10/1/2022, Call 3/30/2015	150,000	150,261
City of Margate, AGM, 4.375%, 7/1/2019, Call 7/1/2015	50,000	50,580
City of Miami Gardens, 3.000%, 7/1/2017	250,000	262,525
City of North Port, BAM, 5.000%, 7/1/2020	150,000	175,095
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	348,144
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	29,141
County of Brevard, AMBAC, 4.000%, 7/1/2017, Call 7/1/2016	250,000	258,030
County of Broward, 5.000%, 10/1/2020	100,000	118,886
County of Broward, AMBAC, 5.000%, 9/1/2020, Call 9/1/2016	100,000	106,571
County of Miami-Dade, AGC, 5.000%, 6/1/2017	50,000	54,703
County of Osceola, AGC, 4.000%, 10/1/2015	65,000	66,358
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	150,000	153,995
Florida Governmental Utility Authority, 2.000%, 10/1/2015	240,000	241,718
Florida HomeLoan Corp., GNMA/FNMA COLL, 3.100%, 1/1/2017	330,000	344,335
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	95,000	100,353
Florida Municipal Power Agency, AMBAC, 0.103%, 10/1/2027, Call 3/4/2015 (11) (12)	275,000	256,340
Florida Municipal Power Agency, NATL-RE FGIC, 0.175%, 10/1/2027 (11) (12)	25,000	23,103
Highlands County Health Facilities Authority, 6.500%, 11/17/2015 (11)	25,000	26,075
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	200,000	212,762
Hillsborough County School Board, AMBAC, 4.125%, 10/1/2020, Call 4/1/2016	200,000	206,708
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	46,495
Miami-Dade County Expressway Authority, 0.480%, 4/9/2015, Call 3/2/2015 (6) (7) (11)	100,000	100,000
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	336,912
5.000%, 5/1/2019	225,000	258,885
Miami-Dade County School Board, AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	111,409
Orange County Health Facilities Authority, 3.000%, 8/1/2017	350,000	368,756
Orange County School Board, AGM FGIC, 5.000%, 8/1/2021, Call 8/1/2016	50,000	53,124
Orlando Community Redevelopment Agency, 4.000%, 9/1/2017	85,000	89,899
Pasco County School Board, AMBAC, 0.750%, 8/1/2030, Call 3/6/2015 (11) (12)	525,000	525,000
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2017	300,000	327,219
Pinellas County Health Facilities Authority, NATL-RE, 0.207%, 11/15/2023, Call 3/2/2015 (11) (12)	200,000	188,250
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (6) (7)	250,000	278,942
St. Lucie County School Board, NATL-RE, 5.000%, 10/1/2020, Call 10/1/2016	70,000	74,798
St. Lucie County School Board, NATL-RE FGIC, 4.300%, 10/1/2019, Call 10/1/2016	250,000	263,667
State of Florida, NATL-RE:
4.000%, 7/1/2015, Call 3/30/2015	100,000	101,244
5.000%, 6/1/2017, Call 6/1/2015	75,000	76,615
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	535,220
5.000%, 7/1/2020	235,000	265,489
5.000%, 7/1/2020	300,000	342,630
Tampa Bay Water Authority, 5.000%, 10/1/2017	40,000	44,523
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2016	235,000	238,163

		9,212,695

Georgia — 2.6%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	554,785
Burke County Development Authority, AGM, 0.304%, 1/1/2024, Call 3/26/2015 (11) (12)	410,000	389,309
City of Atlanta:
1.615%, 11/1/2018, Call 5/1/2018 (11)	250,000	255,692
6.000%, 11/1/2029, Call 11/1/2019	290,000	348,786
County of DeKalb, 5.000%, 10/1/2020	150,000	177,008
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	491,207

Fulton County Development Authority:
4.000%, 3/15/2016	50,000	51,865
5.000%, 3/15/2016	150,000	157,137
Gainesville & Hall County Development Authority, 5.250%, 11/15/2015	70,000	72,261
Gainesville & Hall County Hospital Authority, 0.970%, 2/18/2020, Call 8/22/2019 (11)	250,000	248,888
Main Street Natural Gas, Inc.:
5.000%, 3/15/2016	165,000	171,923
5.250%, 9/15/2018	100,000	112,664
Monroe County Development Authority, AGM, 0.298%, 1/1/2020, Call 3/5/2015 (11) (12)	500,000	473,138

		3,504,663

Idaho — 0.2%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	176,304
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	86,252

		262,556

Illinois — 9.3%
Chicago Board of Education, AMBAC, 5.000%, 12/1/2023, Call 12/1/2017	250,000	266,315
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	120,762
City of Chicago:
5.000%, 1/1/2018	50,000	53,430
5.000%, 11/1/2018	125,000	141,374
City of Chicago, AMBAC, 4.000%, 1/1/2017, Call 7/1/2015	50,000	50,383
City of Chicago, NATL-RE, 5.250%, 1/1/2016, Call 3/30/2015	95,000	95,353
City of Springfield, 5.000%, 3/1/2016	350,000	365,739
City of Waukegan, 5.000%, 12/30/2020	250,000	284,387
Clyde Park District, AGM, 4.250%, 2/1/2019	500,000	529,695
Cook County Community High School District No. 219 Niles Township, 0.000%, 6/1/2015	95,000	94,919
Cook County High School District No. 209 Proviso Township, AGM, 5.000%, 12/1/2019, Call 12/1/2016 (16)	50,000	53,788
Cook County School District No. 100 South Berwyn, BAM, 2.000%, 12/1/2017	65,000	66,115
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	148,101
0.000%, 12/1/2019	100,000	83,033
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	108,945
County of Cook, 5.000%, 11/15/2020, Call 11/15/2019	250,000	289,045
County of St. Clair, NATL-RE FGIC, 0.000%, 10/1/2016	605,000	594,824
County of Winnebago, NATL-RE, 4.250%, 12/30/2019, Call 12/30/2016	50,000	53,350
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2018	350,000	333,749
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 12/30/2017	575,000	584,988
Illinois Finance Authority:
2.400%, 5/15/2015	100,000	100,206
4.000%, 10/1/2018	275,000	294,668
5.000%, 8/15/2016	195,000	204,302
5.000%, 7/1/2017	250,000	268,605
5.000%, 2/15/2018	40,000	44,009
5.500%, 8/15/2018	100,000	110,580
Illinois Finance Authority, AGM, 0.000%, 1/1/2018	95,000	91,637
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 3/30/2015	200,000	200,384
Kane County Forest Preserve District, CIFG, 0.000%, 12/15/2024, Call 12/15/2016	500,000	337,170
Kendall, Kane & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	54,307
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	227,739
Lake County Forest Preserve District, 0.641%, 12/15/2020 (11)	300,000	296,541
McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	95,144
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro, AGM, 4.100%, 12/1/2016	200,000	203,902
Northern Illinois University, FGIC, 0.000%, 10/1/2015	100,000	99,719
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	435,536
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2016	50,000	52,692
5.000%, 6/1/2017	95,000	103,557
5.000%, 6/1/2018	40,000	44,791
6.250%, 6/1/2024, Call 6/1/2016	200,000	213,464

Rock Island County Public Building Commission, 3.700%, 12/1/2018	275,000	280,714
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	270,082
State of Illinois:
3.875%, 9/1/2017	100,000	106,293
5.000%, 5/1/2017	250,000	270,122
5.000%, 4/1/2020	100,000	112,301
State of Illinois, AGM, 4.500%, 9/1/2020, Call 9/1/2015	100,000	101,902
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	33,252
Town of Cicero, 5.000%, 1/1/2020	500,000	565,945
Town of Cicero, AGM, 4.000%, 1/1/2017	250,000	264,837
United City of Yorkville, AMBAC, 4.000%, 12/30/2018, Call 12/30/2016	145,000	153,430
Village of Bensenville, CIFG, 5.000%, 4/1/2016	300,000	309,390
Village of Maywood, 4.000%, 1/1/2017	500,000	513,195
Village of Melrose Park, NATL-RE, 4.800%, 12/15/2020, Call 3/30/2015	310,000	313,444
Village of Oak Lawn, NATL-RE, 3.850%, 12/1/2017, Call 3/30/2015	480,000	480,821
Wabash General Hospital District, AMBAC, 4.750%, 9/1/2016	450,000	472,999
Wayne County Public School District No. 112 Fairfield, 3.000%, 12/1/2017	205,000	213,620
Will County School District No. 88A Richland, 1.100%, 1/1/2017	60,000	59,989
Winnebago County School District No. 122 Harlem-Loves Park, AGM, 0.000%, 1/1/2017	25,000	23,948

		12,343,532

Indiana — 3.3%
City of Whiting, 1.850%, 10/1/2019 (11)	1,000,000	1,007,010
County of Jasper, NATL-RE, 5.600%, 11/1/2016	175,000	187,994
County of Lake:
2.000%, 7/15/2017	245,000	244,941
2.000%, 1/15/2018	520,000	530,197
Griffith Multi-School Building Corp., AGM SAW, 5.000%, 7/15/2019, Call 7/15/2015	100,000	101,630
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	163,272
Hobart Building Corp., 6.000%, 7/15/2015	50,000	51,071
Indiana Finance Authority:
2.200%, 2/1/2016, Call 8/1/2015	200,000	201,146
4.000%, 10/1/2017	250,000	269,815
4.900%, 1/1/2016	300,000	310,521
5.000%, 5/1/2020	100,000	114,790
5.000%, 8/15/2020	250,000	287,547
5.250%, 10/1/2022, Call 10/1/2021	150,000	180,098
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	116,917
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	284,903
Vigo County Building Corp., AMBAC, 4.200%, 7/15/2017, Call 3/30/2015	255,000	255,609

		4,307,461

Iowa — 0.0%
City of Ottumwa, 3.000%, 6/1/2015	35,000	35,233

Kansas — 0.7%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020	420,000	489,262
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	89,965
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	229,056
Miami County Unified School District No. 416 Louisburg, NATL-RE, 5.000%, 9/1/2016	120,000	127,978

		936,261

Kentucky — 0.4%
Bullitt County School District Finance Corp., NATL-RE, 3.500%, 5/1/2015	25,000	25,129
Kentucky Asset Liability Commission, NATL-RE, 0.571%, 11/1/2017 (11)	70,000	69,956
Kentucky Housing Corp., 4.000%, 7/1/2028, Call 1/1/2023	440,000	459,835
Kentucky State Property & Building Commission, 5.375%, 11/1/2023, Call 11/1/2018	25,000	28,551

		583,471

Louisiana — 1.1%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	463,832
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	100,000	100,153
Louisiana Local Government Environmental Facilities & Community Development Authority:
0.820%, 8/1/2018, Call 2/1/2018 (11)	450,000	455,229
4.000%, 8/1/2016	180,000	187,454
Louisiana Public Facilities Authority, AMBAC, 0.140%, 9/1/2027, Call 3/31/2015 (11) (12)	50,000	43,693
St. Charles Parish Consolidated Waterworks & Wastewater District No. 1, AMBAC, 5.000%, 7/1/2025, Call 7/1/2017	100,000	110,217
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	129,721

		1,490,299

Maine — 0.2%
City of Portland:
4.000%, 7/1/2019	130,000	142,528
4.000%, 7/1/2020	110,000	120,649

		263,177

Maryland — 0.3%
City of Baltimore, 0.090%, 7/1/2037, Call 3/4/2015 (11) (12)	25,000	21,258
City of Baltimore, NATL-RE, 0.127%, 7/1/2020 (11) (12)	50,000	47,838
Howard County Housing Commission, 1.270%, 7/1/2018, Call 1/1/2018 (11)	75,000	75,166
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	150,000	160,537
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	70,000	73,839

		378,638

Massachusetts — 0.1%
Bridgewater-Raynham Regional School District, AGM, 4.000%, 1/15/2017, Call 3/30/2015	50,000	50,124
Massachusetts Health & Educational Facilities Authority, 3.250%, 7/1/2016	100,000	102,432

		152,556

Michigan — 6.2%
Charter Township of Canton, AGM, 5.000%, 4/1/2020, Call 4/1/2017	200,000	217,510
City of Ann Arbor, AMBAC, 4.500%, 3/1/2020, Call 3/1/2016	400,000	416,176
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	25,000	24,962
City of Detroit Sewage Disposal System Revenue, AGM, 3.650%, 7/1/2015, Call 3/30/2015	100,000	100,221
City of Detroit Sewage Disposal System Revenue, NATL-RE, 5.500%, 7/1/2015	170,000	172,620
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2020, Call 7/1/2016	25,000	25,995
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	106,352
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	224,142
City of Grand Haven, NATL-RE, 5.500%, 7/1/2016	100,000	106,539
City of Port Huron, AMBAC, 4.250%, 10/1/2016	100,000	103,612
County of Allegan:
2.000%, 5/1/2016	100,000	101,625
3.000%, 5/1/2018	150,000	158,294
County of Ottawa, 2.250%, 8/1/2015	60,000	60,526
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2022, Call 5/1/2015	100,000	100,774
Detroit City School District, FGIC Q-SBLF, 0.450%, 5/1/2025 (6) (7) (11)	750,000	750,000
Dexter Community Schools, NATL-RE Q-SBLF, 5.100%, 5/1/2018	225,000	249,007
Dowagiac Union School District, Q-SBLF, 3.000%, 5/1/2016	40,000	41,168
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 6/1/2015	40,000	40,286
Grand Haven Area Public Schools, Q-SBLF, 2.500%, 5/1/2016	50,000	51,201
Grand Rapids & Kent County Joint Building Authority, 0.000%, 12/1/2015	25,000	24,958
Grosse Ile Township School District, Q-SBLF:
4.000%, 5/1/2017	205,000	218,233
5.000%, 5/1/2020	595,000	688,379
Jackson County Hospital Finance Authority, AGM, 4.000%, 6/1/2016	25,000	25,961
Kalamazoo Hospital Finance Authority, 4.000%, 5/15/2016	55,000	56,818
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	174,658
Marquette Board of Light & Power, 4.000%, 7/1/2015	30,000	30,360
Michigan Finance Authority, 5.000%, 7/1/2016	725,000	759,524
Michigan Municipal Bond Authority, 5.000%, 10/1/2015, Call 3/30/2015	20,000	20,071
Michigan State Building Authority, AGC FGIC, 0.000%, 10/15/2021, Call 10/15/2016	250,000	192,212
Michigan State Hospital Finance Authority:
5.000%, 11/15/2018, Call 11/15/2016	200,000	213,814
5.000%, 11/15/2020, Call 11/15/2019	520,000	596,887
Michigan State Housing Development Authority, 4.600%, 12/1/2026, Call 6/1/2021	40,000	42,584
Montrose Community Schools, NATL-RE Q-SBLF, 6.200%, 5/1/2017	575,000	594,055
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	221,576
Okemos Public Schools, NATL-RE Q-SBLF, 0.000%, 5/1/2016	20,000	19,727
Romulus Community Schools, AGM:
3.000%, 11/1/2016	110,000	113,076
4.000%, 11/1/2017	100,000	106,032
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	351,903
Sturgis Public School District, NATL-RE Q-SBLF, 5.000%, 5/1/2015	40,000	40,303

Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 3/30/2015	270,000	270,494
University of Michigan, 0.220%, 4/1/2015, Call 3/30/2015 (11)	50,000	50,005
Warren Consolidated Schools, AGM, 5.000%, 5/1/2016	220,000	230,971
Zeeland Public Schools, AGM, 2.500%, 5/1/2015	65,000	65,248

		8,158,859

Minnesota — 0.9%
City of Minneapolis, 3.000%, 7/15/2015, Call 3/20/2015	300,000	300,009
City of Minneapolis/ St. Paul Housing & Redevelopment Authority, AMBAC, 0.030%, 11/15/2017, Call 3/17/2015 (11) (12)	100,000	96,952
City of Norwood Young America, 1.500%, 8/1/2016 (13)	500,000	500,000
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	175,000	182,611
Rosemount-Apple Valley-Eagan Independent School District No. 196, School District Credit Program, 3.000%, 4/1/2015	20,000	20,046
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	55,365

		1,154,983

Mississippi — 1.4%
City of D’Iberville, 2.125%, 4/1/2017	190,000	192,610
Jackson Public School District, AGM, 5.000%, 10/1/2020, Call 4/1/2015	50,000	50,151
Lee County School District, 3.000%, 9/1/2015	40,000	40,538
Mississippi Business Finance Corp., 0.950%, 12/1/2036, Call 3/2/2015 (11)	500,000	500,000
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	176,705
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	480,000	503,035
Mississippi Development Bank, AMBAC, 4.375%, 8/1/2021, Call 8/1/2016	50,000	50,954
State of Mississippi, 0.550%, 9/1/2017, Call 3/1/2017 (11)	320,000	320,397

		1,834,390

Missouri — 2.2%
Health & Educational Facilities Authority of the State of Missouri:
3.750%, 2/1/2017	45,000	47,430
4.000%, 2/1/2018	255,000	274,737
5.000%, 2/1/2024, Call 2/1/2021	250,000	283,245
Health & Educational Facilities Authority of the State of Missouri, AMBAC, 0.140%, 6/1/2020, Call 3/2/2015 (11) (12)	100,000	95,168
Missouri Housing Development Commission, GNMA/FNMA, 4.700%, 3/1/2035, Call 9/1/2019	385,000	411,476
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.035%, 12/1/2022, Call 3/2/2015 (11) (12)	805,000	750,963
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	600,000	606,048
St. Louis Municipal Finance Corp., AMBAC, 5.000%, 2/15/2019, Call 2/15/2017	450,000	467,932

		2,936,999

Nebraska — 0.2%
Central Plains Energy Project, 0.658%, 12/1/2017 (11)	310,000	303,611

Nevada — 0.3%
City of Las Vegas, 5.500%, 4/1/2015	25,000	25,107
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 6/15/2017	100,000	112,123
5.000%, 6/15/2023, Call 6/15/2017	175,000	196,044
County of Clark, 5.000%, 7/1/2015	50,000	50,781
County of Clark, AMBAC, 4.125%, 11/1/2020, Call 11/1/2015	75,000	76,774

		460,829

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, 5.250%, 10/1/2023, Call 10/1/2017	250,000	275,260

New Jersey — 4.0%
City of Passaic, 4.000%, 5/1/2016	275,000	286,135
New Jersey Economic Development Authority:
1.720%, 2/1/2016, Call 8/1/2015 (11)	850,000	854,037
2.017%, 2/1/2018, Call 8/1/2017 (11)	250,000	256,958
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	22,814
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2016	15,000	15,921
5.125%, 7/1/2019, Call 7/1/2018	130,000	145,812
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	475,000	518,462
5.000%, 12/1/2017	370,000	409,179
5.000%, 6/1/2018	100,000	110,529

New Jersey Housing & Mortgage Finance Agency, 4.350%, 10/1/2017, Call 4/1/2015	200,000	200,332
New Jersey State Turnpike Authority, NATL-RE:
0.114%, 1/1/2030, Call 3/5/2015 (11) (12)	500,000	455,638
0.140%, 1/1/2030, Call 3/5/2015 (11) (12)	50,000	45,564
0.140%, 1/1/2030, Call 3/3/2015 (11) (12)	25,000	22,782
New Jersey Transportation Trust Fund Authority:
1.020%, 12/15/2019, Call 6/15/2019 (11)	475,000	475,185
4.000%, 12/15/2019	75,000	81,876
5.000%, 6/15/2019	150,000	169,158
New Jersey Transportation Trust Fund Authority, AGM-CR, 5.250%, 12/15/2019	250,000	287,105
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	300,000	335,694
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	156,569
5.500%, 12/15/2020	10,000	11,723
Northern Burlington County Regional School District, NATL-RE School Bond Reserve Fund, 5.250%, 4/1/2016	40,000	42,146
Township of Lopatcong, NATL-RE, 4.000%, 9/1/2018, Call 9/1/2017	30,000	32,433
Township of Lyndhurst, XLCA, 3.550%, 10/1/2016	90,000	93,620
West Orange School District, NATL-RE, 5.000%, 10/1/2017, Call 10/1/2016	200,000	211,138

		5,240,810

New Mexico — 1.1%
County of Bernalillo, 5.750%, 10/1/2017	300,000	325,632
New Mexico Educational Assistance Foundation, 0.934%, 12/1/2020 (11)	430,000	430,963
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	45,000	46,557
New Mexico Municipal Energy Acquisition Authority, 0.865%, 8/1/2019, Call 2/1/2019 (11)	650,000	652,099

		1,455,251

New York — 8.8%
City of Buffalo, AGM SAW, 2.375%, 11/15/2017	100,000	104,385
City of Yonkers, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	100,000	101,758
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	464,452
Long Island Power Authority, 0.770%, 11/1/2018, Call 5/1/2018 (11)	1,000,000	1,000,490
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	163,352
Mamaroneck Union Free School District, SAW, 3.000%, 7/15/2015	90,000	90,950
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	160,968
Metropolitan Transportation Authority, AGM:
0.343%, 11/1/2022, Call 3/4/2015 (11) (12)	950,000	929,476
0.347%, 11/1/2022, Call 3/19/2015 (11) (12)	525,000	513,662
0.716%, 5/15/2018, Call 11/15/2017 (11)	250,000	251,435
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC:
0.470%, 1/1/2030, Call 3/3/2015 (11) (12)	625,000	567,254
0.470%, 1/1/2030, Call 3/6/2015 (11) (12)	50,000	46,172
0.472%, 1/1/2030, Call 3/4/2015 (11) (12)	125,000	114,240
0.472%, 1/1/2030, Call 3/16/2015 (11) (12)	600,000	548,983
New York City Transitional Finance Authority, 0.100%, 11/1/2022 (11)	300,000	300,000
New York City Water & Sewer System, 0.110%, 6/15/2032, Call 3/16/2015 (11)	1,155,000	1,155,000
New York Local Government Assistance Corp., AGM:
0.105%, 4/1/2017, Call 3/5/2015 (11) (12)	150,000	146,227
0.120%, 4/1/2017, Call 3/4/2015 (11) (12)	375,000	366,261
0.120%, 4/1/2017, Call 3/4/2015 (11) (12)	25,000	24,378
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	695,682
New York State Dormitory Authority, 5.250%, 2/15/2024, Call 2/15/2019	400,000	461,100
New York State Dormitory Authority, NATL-RE, 0.160%, 7/1/2029, Call 3/2/2015 (11) (12)	675,000	618,879
New York State Energy Research & Development Authority, AMBAC, 0.900%, 10/1/2028, Call 3/6/2015 (11) (12)	50,000	50,000
New York State Energy Research & Development Authority, NATL-RE, 0.102%, 12/1/2020, Call 3/3/2015 (11) (12)	1,000,000	940,535
New York State Housing Finance Agency, FNMA/FHLMC COLL, 0.900%, 11/1/2017	705,000	706,664
Niagara Falls City School District, AGM, 4.100%, 6/15/2017, Call 6/15/2015	200,000	202,168
Patchogue-Medford Union Free School District, MBIA, 4.250%, 10/1/2016, Call 10/1/2015	100,000	102,168
Peru Central School District, NATL-RE, 4.125%, 6/15/2019, Call 6/15/2015	50,000	50,555
State of New York, AGM, 0.105%, 3/15/2021, Call 3/5/2015 (11) (12)	25,000	23,960
State of New York, NATL-RE FGIC:
0.105%, 2/15/2022, Call 3/5/2015 (11) (12)	630,000	610,104
0.105%, 2/13/2032, Call 3/5/2015 (11) (12)	70,000	65,981

		11,577,239

North Carolina — 2.4%
County of Halifax, NATL-RE, 4.125%, 6/1/2019, Call 6/1/2016	165,000	171,158
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	180,000	190,370
North Carolina Eastern Municipal Power Agency, AMBAC, 4.000%, 1/1/2016	15,000	15,454
North Carolina Eastern Municipal Power Agency, FGIC, 0.118%, 1/1/2025 (11) (12)	600,000	432,175
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.260%, 1/1/2022 (11)	910,000	910,000
State of North Carolina, State Appropriation, 5.000%, 5/1/2019, Call 5/1/2018	700,000	789,866
University of North Carolina at Chapel Hill:
0.565%, 12/1/2015, Call 6/1/2015 (11)	75,000	75,038
0.865%, 12/1/2017, Call 6/1/2017 (11)	525,000	530,681

		3,114,742

North Dakota — 1.7%
City of Williston, 5.000%, 5/1/2020	240,000	281,803
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	605,000	625,473
3.750%, 7/1/2034, Call 7/1/2022	375,000	390,101
3.750%, 7/1/2042, Call 7/1/2022	210,000	221,966
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 3/16/2015	670,000	678,174

		2,197,517

Ohio — 1.4%
Bucyrus City School District, School District Credit Program, 0.000%, 12/1/2017	155,000	149,508
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	55,401
City of Harrison:
2.000%, 10/1/2018	245,000	242,261
4.000%, 11/1/2016	50,000	52,835
City of Marysville, XLCA, 5.250%, 12/1/2021, Call 12/1/2016	150,000	161,738
Hillsboro City School District, School District Credit Program, 0.000%, 12/1/2018	180,000	168,890
New Lexington City School District, BAM, 1.200%, 12/1/2017	110,000	109,704
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	140,000	151,001
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 5.250%, 9/1/2028, Call 3/1/2015	20,000	20,000
Painesville City Local School District, School District Credit Program, 0.000%, 12/1/2016	250,000	245,143
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	36,808
University of Toledo, 5.000%, 6/1/2020	375,000	434,351

		1,827,640

Oklahoma — 0.3%
Enid Municipal Authority, AMBAC, 0.000%, 2/1/2016	175,000	166,628
Oklahoma Municipal Power Authority, 0.820%, 8/1/2018, Call 2/1/2018 (11)	170,000	170,238

		336,866

Oregon — 0.1%
Port of Morrow, 2.000%, 6/1/2016	100,000	101,666

Pennsylvania — 6.6%
Allegheny County Hospital Development Authority:
0.891%, 2/1/2021, Call 5/1/2015 (11)	155,000	154,482
5.375%, 8/15/2029, Call 8/15/2019	225,000	258,500
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	55,378
Berks County Municipal Authority, 1.520%, 7/1/2022, Call 7/1/2017 (11)	350,000	359,012
City of Philadelphia, 5.250%, 8/1/2018	100,000	112,698
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	114,486
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	279,158
5.000%, 10/1/2023, Call 10/1/2017	100,000	109,126
Commonwealth of Pennsylvania:
5.000%, 4/15/2020, Call 4/15/2019	600,000	691,764
5.000%, 3/15/2022	275,000	329,455
Cumberland County Municipal Authority, 5.000%, 1/1/2017	70,000	72,549
Delaware County Vocational & Technical School Authority, BAM:
1.200%, 11/1/2016	140,000	141,779
3.000%, 11/1/2018	120,000	124,512
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	130,000	147,167
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	234,982
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	310,904
Monroe County Hospital Authority, 5.000%, 1/1/2017	175,000	188,221
North Penn Water Authority, 0.615%, 11/1/2019, Call 5/1/2019 (11)	800,000	799,200

Northampton County General Purpose Authority, 1.420%, 8/15/2020, Call 2/15/2020 (11)	150,000	150,335
Pennsylvania Economic Development Financing Authority:
1.750%, 12/1/2015 (11)	100,000	100,983
5.000%, 3/1/2020	200,000	228,266
Pennsylvania Turnpike Commission:
0.900%, 12/1/2020, Call 6/1/2020 (11)	200,000	200,520
1.170%, 12/1/2019, Call 6/1/2019 (11)	600,000	613,728
Pennsylvania Turnpike Commission, AMBAC, 5.000%, 12/1/2024, Call 6/1/2016	250,000	262,945
Pittsburgh Public Parking Authority, NATL-RE:
0.000%, 12/1/2017	50,000	46,143
5.000%, 12/1/2020, Call 12/1/2015	575,000	594,257
School District of Philadelphia, 5.000%, 9/1/2018	65,000	73,041
Scranton School District, SAW, 1.116%, 4/2/2018, Call 10/2/2017 (11)	1,000,000	1,001,250
State Public School Building Authority, AGM, 5.000%, 6/1/2019, Call 12/1/2016	100,000	106,924
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	181,560
State Public School Building Authority, SAW, 0.915%, 9/1/2018, Call 3/1/2018 (11)	750,000	744,532

		8,787,857

Puerto Rico — 0.4%
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2015	15,000	15,150
Commonwealth of Puerto Rico, NATL-RE:
0.000%, 7/1/2016	120,000	110,320
5.500%, 7/1/2015	15,000	15,174
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2015	260,000	260,312
5.000%, 7/1/2018	75,000	80,744

		481,700

South Carolina — 0.1%
Fort Mill School District No. 4, South Carolina District Enhancement, 3.000%, 3/1/2015	15,000	15,000
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2017	100,000	106,447

		121,447

Tennessee — 0.7%
Clarksville Natural Gas Acquisition Corp.:
5.000%, 12/15/2015	80,000	82,691
5.000%, 12/15/2019	125,000	141,890
Knox County Health Educational & Housing Facility Board, NATL-RE, 0.130%, 1/1/2023, Call 3/5/2015 (11) (12)	50,000	45,914
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.000%, 7/1/2018	220,000	244,123
Public Building Authority of Sevier County, AMBAC, 0.103%, 6/1/2018 (11) (12)	250,000	244,485
Tennessee Energy Acquisition Corp.:
5.000%, 9/1/2016	95,000	100,802
5.250%, 9/1/2020	10,000	11,570
5.250%, 9/1/2021	55,000	64,227

		935,702

Texas — 6.9%
Cinco Southwest Municipal Utility District No. 1, BAM, 2.000%, 12/1/2017	310,000	316,160
City of Austin, 4.000%, 11/15/2016	200,000	211,674
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	56,868
City of Mission, BAM, 3.000%, 2/15/2017	125,000	130,575
City of The Colony, 6.000%, 2/15/2019	795,000	941,002
Clifton Higher Education Finance Corp.:
1.950%, 12/1/2015	185,000	186,363
5.000%, 8/15/2017	225,000	242,496
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	277,548
Harris County Cultural Education Facilities Finance Corp., 0.850%, 6/1/2021 (11)	350,000	351,809
Harris County Municipal Utility District No. 156, AGM, 4.750%, 9/1/2016	100,000	105,431
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2015	70,000	69,743
Houston Higher Education Finance Corp., 0.420%, 11/16/2016, Call 5/15/2016 (11)	75,000	75,172
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 2/15/2016	200,000	207,988
Montgomery County Municipal Utility District No. 83, 2.000%, 9/1/2015	100,000	100,602
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2016	175,000	176,741
New Hope Cultural Education Facilities Corp., 4.000%, 4/1/2018	225,000	240,507
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2020	250,000	271,995
North Texas Higher Education Authority, Inc., 1.155%, 7/1/2030 (11)	200,000	201,520

North Texas Tollway Authority:
0.820%, 1/1/2019, Call 7/1/2018 (11)	250,000	251,833
5.750%, 1/1/2038, Call 1/1/2018	225,000	247,925
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2015 (11)	750,000	752,535
Nueces River Authority, AGM, 5.250%, 7/15/2018, Call 7/15/2015	45,000	45,788
Panhandle-Plains Higher Education Authority, Inc., 1.055%, 10/1/2020, Call 3/2/2015 (11)	315,000	316,796
Port of Port Arthur Navigation District, 0.090%, 4/1/2040, Call 3/2/2015 (11)	800,000	800,000
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	700,000	717,815
5.000%, 2/15/2022, Call 2/15/2017	90,000	97,288
Tarrant County Cultural Education Facilities Finance Corp., NATL-RE, 5.000%, 2/15/2021, Call 2/15/2017	180,000	194,942
Texas Municipal Gas Acquisition & Supply Corp., 5.625%, 12/15/2017	735,000	794,454
Texas Municipal Gas Acquisition & Supply Corp. I:
0.711%, 12/15/2017, Call 3/2/2015 (11)	25,000	24,920
5.000%, 12/15/2015	135,000	139,240
Texas Municipal Gas Acquisition & Supply Corp. II, 0.861%, 9/15/2017 (11)	620,000	620,955

		9,168,685

Utah — 0.6%
Salt Lake City Corp., AMBAC, 0.104%, 5/15/2020, Call 3/2/2015 (11) (12)	900,000	853,625

Vermont — 0.3%
City of Burlington, AGM:
5.000%, 7/1/2018	250,000	276,813
5.000%, 7/1/2019	100,000	112,722

		389,535

Virgin Islands — 0.1%
Virgin Islands Public Finance Authority, 2.250%, 10/1/2017	155,000	156,175

Virginia — 0.6%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	130,000	131,760
Henrico County Economic Development Authority, 4.000%, 11/1/2016	100,000	105,584
Henrico County Economic Development Authority, AGM, 0.299%, 8/23/2027, Call 3/2/2015 (11) (12)	600,000	561,399

		798,743

Washington — 1.1%
City of Tacoma, 5.750%, 12/1/2017	100,000	111,371
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	414,630
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	285,000	291,369
NJB Properties, County Guarantee, 5.000%, 12/1/2021, Call 12/1/2016	100,000	107,993
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (6) (7)	125,000	115,139
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	371,869

		1,412,371

West Virginia — 0.1%
West Virginia Housing Development Fund, 3.900%, 11/1/2025, Call 11/1/2020	80,000	80,531

Wisconsin — 4.7%
Arcadia School District, 3.000%, 3/15/2019, Call 3/15/2017	700,000	729,512
City of Menasha:
4.000%, 9/1/2015, Call 3/1/2015	130,000	130,000
4.000%, 9/1/2015, Call 3/1/2015	100,000	100,000
4.300%, 9/1/2015	200,000	203,538
4.400%, 9/1/2017, Call 9/1/2015	500,000	508,340
City of Two Rivers, 3.500%, 4/1/2017	250,000	261,275
County of Juneau, AMBAC, 4.200%, 2/15/2020, Call 2/15/2016	275,000	282,667
State of Wisconsin:
5.000%, 9/1/2020	175,000	204,957
5.000%, 3/1/2021	300,000	352,617
Town of Somers, 4.125%, 8/1/2019, Call 8/1/2017	375,000	398,010
Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	131,607
3.000%, 8/15/2019	105,000	112,500
3.250%, 5/1/2018	200,000	203,670
4.000%, 8/15/2016	750,000	779,048
4.000%, 3/1/2017	150,000	158,607

4.000%, 8/15/2018	300,000	321,546
5.000%, 3/1/2020	200,000	225,126
5.000%, 8/15/2020	260,000	306,233
5.250%, 8/15/2017, Call 8/15/2016	65,000	69,163
5.500%, 12/15/2020, Call 12/15/2019	80,000	94,666
Wisconsin Health & Educational Facilities Authority, NATL-RE, 0.114%, 6/1/2019, Call 3/2/2015 (11) (12)	450,000	432,312
Wisconsin Housing & Economic Development Authority, 3.625%, 12/1/2019, Call 6/1/2016 (11)	240,000	244,973

		6,250,367

Total Municipals (identified cost $123,976,418)		125,219,148

Short-Term Investments — 2.1%

Mutual Funds — 1.8%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	2,406,063	2,406,063

Short-Term Municipals — 0.3%

California — 0.1%
City of La Verne, 2.000%, 5/15/2015	100,000	100,153

Michigan — 0.2%
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	250,000	251,268

Total Short-Term Municipals		351,421

Total Short-Term Investments (identified cost $2,756,264)		2,757,484

Total Investments — 96.8% (identified cost $126,732,682)		127,976,632
Other Assets and Liabilities — 3.2%		4,205,534

Total Net Assets — 100.0%		$132,182,166

(4) Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2015, these securities amounted to:

Fund	Amount	% of Total Net Assets

Short Tax-Free Fund	$2,244,296	1.70%

(7) Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.

(11) Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2015.

(12) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(13) Purchased on a when-issued or delayed delivery basis.

(16) Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 28, 2015

(Unaudited)

Description	Shares or Principal Amount	Value

Municipals — 97.1%

Alabama — 0.9%
Alabama Board of Education:
3.000%, 6/1/2021	305,000	315,544
4.000%, 7/1/2021	1,895,000	2,128,672
4.375%, 10/1/2017	200,000	215,682
5.000%, 10/1/2020, Call 10/1/2018	230,000	261,793
Alabama Housing Finance Authority, GNMA, 4.800%, 6/20/2032, Call 12/20/2016 (15)	210,000	216,745
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018, Call 7/1/2017	350,000	385,760
City of Birmingham, 0.000%, 3/1/2022 (16)	1,945,000	1,996,387
County of Jefferson, AGM, 0.333%, 2/1/2042, Call 3/5/2015 (11) (12)	454,981	377,092
Health Care Authority for Baptist Health, 0.500%, 11/1/2042 (11)	2,700,000	2,700,000
Health Care Authority for Baptist Health, AGC, 0.500%, 11/15/2037, Call 3/6/2015 (11) (12)	2,175,000	2,175,000
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,678,920

		15,451,595

Alaska — 0.6%
Alaska Housing Finance Corp.:
5.000%, 12/1/2021, Call 12/1/2020	175,000	208,784
5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,630,379
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,973,025
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,182,650
Alaska Municipal Bond Bank Authority, AMBAC, 5.100%, 4/1/2033, Call 4/1/2018	200,000	221,428
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018, Call 6/1/2015 (15)	270,000	272,935
Borough of Matanuska-Susitna, 5.000%, 4/1/2031, Call 4/1/2021	150,000	174,685
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,194,767
City of Anchorage, NATL-RE:
5.000%, 12/1/2024, Call 12/1/2015	305,000	315,007
5.000%, 12/1/2024, Call 12/1/2015	135,000	139,810
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,378,960

		9,692,430

Arizona — 3.7%
Arizona Department of Transportation State Highway:
5.000%, 7/1/2031, Call 7/1/2018	440,000	498,802
5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,596,220
Arizona Health Facilities Authority:
1.870%, 2/5/2020, Call 8/9/2019 (11)	4,500,000	4,628,160
5.000%, 1/1/2019, Call 1/1/2017	175,000	188,920
5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,508,696
5.000%, 2/1/2022	1,000,000	1,189,810
Arizona School Facilities Board, AMBAC:
4.000%, 7/1/2016	250,000	260,215
4.250%, 7/1/2015	575,000	581,457
Arizona Sports & Tourism Authority:
4.000%, 7/1/2018	765,000	815,490
4.000%, 7/1/2019	135,000	145,723
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,216,719
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,479,920
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,649,442
City of Avondale, AGM, 4.000%, 7/1/2019	190,000	204,520
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	440,868
City of Glendale, NATL-RE, 5.000%, 7/1/2026, Call 7/1/2017	2,760,000	3,041,989
City of Goodyear:
5.000%, 7/1/2023, Call 7/1/2020	265,000	309,040
5.125%, 7/1/2025, Call 7/1/2020	345,000	404,140
City of Peoria, 4.000%, 7/1/2019	515,000	561,031

City of Tucson, AGM, 5.000%, 7/1/2020	500,000	584,205
Coconino County Unified School District No. 8 Page, NATL-RE, 5.000%, 7/1/2017, Call 7/1/2015	215,000	218,085
County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,701,807
Gila County Unified School District No. 10-Payson:
5.000%, 7/1/2015 (11)	75,000	76,181
5.000%, 7/1/2019, Call 7/1/2018 (11)	500,000	566,820
5.000%, 7/1/2020, Call 7/1/2018 (11)	600,000	680,184
5.750%, 7/1/2028, Call 7/1/2018 (11)	800,000	926,520
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	971,776
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	578,495
Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2018, Call 8/1/2015	340,000	346,304
5.000%, 8/1/2019, Call 8/1/2017	250,000	273,923
5.000%, 8/1/2027, Call 8/1/2017	975,000	1,067,810
Madison Elementary School District No. 38, AGM, 4.500%, 7/1/2019	300,000	326,499
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	407,336
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024, Call 7/1/2016	300,000	327,255
Maricopa County Industrial Development Authority:
3.000%, 1/1/2017	315,000	328,639
3.000%, 1/1/2018	325,000	340,922
4.000%, 1/1/2019	200,000	218,594
5.250%, 7/1/2032, Call 7/1/2017	170,000	183,454
Maricopa County School District No. 21 Murphy, 7.500%, 7/1/2021, Call 7/1/2019	220,000	276,228
Maricopa County Unified School District No. 89-Dysart, 6.500%, 7/1/2020, Call 7/1/2018	900,000	1,064,394
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	710,386
5.000%, 7/1/2020, Call 7/1/2018	600,000	676,812
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,206,618
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (16)	500,000	626,800
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (16)	555,000	663,297
5.500%, 7/1/2028 (16)	100,000	125,159
5.500%, 7/1/2036 (16)	530,000	675,305
Pima County Industrial Development Authority:
4.500%, 7/1/2020	540,000	557,253
4.500%, 7/1/2021, Call 7/1/2020	1,325,000	1,360,139
4.500%, 7/1/2022, Call 7/1/2020	1,390,000	1,416,869
6.375%, 7/1/2028, Call 7/1/2018	280,000	292,681
Pinal County Union High School District No. 82 Casa Grande, 5.000%, 7/1/2018	340,000	379,035
Rio Nuevo Multipurpose Facilities District, AGC:
6.000%, 7/15/2020, Call 7/15/2018	240,000	276,833
6.500%, 7/15/2023, Call 7/15/2018	40,000	46,752
Salt River Project Agricultural Improvement & Power District:
5.000%, 1/1/2020, Call 1/1/2018	300,000	334,944
5.000%, 1/1/2032, Call 1/1/2019	75,000	84,453
Salt Verde Financial Corp.:
5.250%, 12/1/2021	75,000	89,051
5.250%, 12/1/2022	110,000	131,509
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	280,293
Scottsdale Industrial Development Authority, FSA, 1.250%, 9/1/2045, Call 3/3/2015 (11) (12)	2,175,000	2,175,000
Scottsdale Municipal Property Corp., AMBAC, 4.450%, 7/1/2019, Call 7/1/2017 (16)	325,000	352,267
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,150,860
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,707,000
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2017, Call 3/30/2015	225,000	225,605
Town of Marana, 5.000%, 7/1/2023	450,000	548,032
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (15)	255,000	265,228
University Medical Center Corp., 5.000%, 7/1/2021	425,000	487,594
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	534,020
Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,076,966
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,130,687
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,091,930

		60,865,971

Arkansas — 1.4%
Arkansas Development Finance Authority:
5.000%, 2/1/2020	255,000	289,313
5.000%, 2/1/2021	315,000	361,727
5.000%, 2/1/2022	150,000	173,757
Arkansas Development Finance Authority, BAM, 1.000%, 12/1/2021	425,000	433,381
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	305,000	322,263
4.000%, 7/1/2025, Call 7/1/2021	620,000	655,092
4.750%, 7/1/2032, Call 1/1/2017 (15)	380,000	381,501
Arkansas State University:
4.000%, 3/1/2021	390,000	430,821
4.000%, 3/1/2022	1,140,000	1,254,445
4.000%, 3/1/2023	985,000	1,092,178
Baptist Health Medical Center-Heber Springs, AGC, 5.000%, 5/1/2026, Call 5/1/2016	1,140,000	1,195,632
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,143,623
City of Little Rock, 1.250%, 4/1/2033, Call 10/1/2021	625,000	624,950
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	1,000,000	977,780
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	355,000	364,152
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,055,640
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,175,520
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	2,240,000	2,233,145
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	665,815
County of Greene, AGM:
4.000%, 3/1/2019, Call 3/1/2017	840,000	888,031
4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,508,850
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	20,000	22,945
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,079,158
5.000%, 11/1/2023, Call 11/1/2022	860,000	1,014,232
University of Arkansas:
5.000%, 12/1/2021	300,000	360,681
5.000%, 12/1/2022	520,000	631,353
5.000%, 12/1/2023, Call 12/1/2022	500,000	611,085

		22,947,070

California — 7.6%
Abag Finance Authority for Nonprofit Corps.:
5.000%, 7/1/2019	300,000	339,498
5.000%, 7/1/2020	515,000	591,539
5.000%, 7/1/2021	200,000	232,634
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,157,150
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,470,162
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (16)	1,100,000	830,984
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	255,251
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	357,270
Baldwin Park Unified School District, AMBAC, 0.000%, 8/1/2020, Call 8/1/2016	240,000	195,259
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (11)	2,000,000	2,007,820
1.270%, 4/1/2027, Call 10/1/2026 (11)	5,000,000	5,109,350
BB&T Municipal Trust, 0.820%, 11/15/2019 (6) (7) (11)	1,500,000	1,500,645
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	275,804
0.000%, 8/1/2031	615,000	273,933
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,126,308
Bret Harte Union High School District, 0.000%, 3/15/2015	500,000	499,760
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 6/1/2015	5,000,000	5,002,650
California Health Facilities Financing Authority, 5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,273,720
California Health Facilities Financing Authority, NATL-RE, 0.103%, 7/1/2022, Call 3/2/2015 (11) (12)	2,700,000	2,575,187
California Municipal Finance Authority, 2.120%, 11/1/2016, Call 11/1/2015 (11)	330,000	330,102
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,115,140
California Statewide Communities Development Authority, AGM, 0.650%, 7/1/2040, Call 3/6/2015 (11) (12)	475,000	475,000
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	2,100,000	2,150,610

California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,690,275
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	1,005,788
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	676,727
City & County of San Francisco, 4.625%, 6/15/2030, Call 6/15/2015	350,000	354,421
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	966,615
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,823,063
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,529,958
Contra Costa Transportation Authority, 0.485%, 12/15/2015, Call 6/12/2015 (11)	1,000,000	1,000,740
Corcoran Joint Unified School District, AGM, 2.700%, 12/1/2039, Call 12/1/2016 (11)	2,000,000	2,006,740
County of Los Angeles, 0.000%, 9/1/2018	750,000	711,622
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	538,764
County of San Joaquin, 5.000%, 4/1/2022	350,000	406,903
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	601,243
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	241,684
Deutsche Bank Spears/Lifers Trust, 0.320%, 8/1/2047 (6) (7) (11)	8,000,000	8,000,000
Duarte Unified School District, 0.000%, 8/1/2026 (16)	585,000	653,410
East Bay Municipal Utility District, 0.220%, 12/1/2015, Call 6/1/2015 (11)	650,000	650,091
El Centro Financing Authority, AGM:
4.000%, 10/1/2020	250,000	281,168
4.000%, 10/1/2021	460,000	520,044
4.000%, 10/1/2021	345,000	392,092
5.000%, 10/1/2022	580,000	700,826
5.000%, 10/1/2022	515,000	618,283
5.000%, 10/1/2023	800,000	965,144
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (16)	500,000	466,965
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (16)	1,250,000	1,102,100
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	263,443
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	350,786
Fresno Unified School District, MBIA:
4.600%, 2/1/2016	105,000	109,004
6.000%, 8/1/2026	2,890,000	3,612,327
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	187,275
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,266,880
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	92,356
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	437,479
Kerman Unified School District, NATL-RE, 4.750%, 8/1/2022, Call 8/1/2015	445,000	452,796
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	182,310
Long Beach Bond Finance Authority:
5.000%, 11/15/2017	120,000	131,327
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,182,020
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	2,022,562
Los Angeles Community College District, AGM FGIC, 5.000%, 8/1/2032, Call 8/1/2017	1,330,000	1,471,738
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032, Call 8/1/2017	475,000	525,621
Los Angeles Unified School District, 5.200%, 7/1/2029, Call 7/1/2019	605,000	702,248
Lynwood Unified School District, AGM:
5.000%, 8/1/2022	340,000	409,904
5.000%, 8/1/2024, Call 8/1/2023	620,000	744,155
5.000%, 8/1/2025, Call 8/1/2023	760,000	902,629
McFarland Unified School District, BAM, 5.000%, 11/1/2039, Call 11/1/2024	300,000	342,942
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (16)	150,000	131,901
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	433,860
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	670,586
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (16)	300,000	334,710
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,335,200
Modesto Irrigation District:
5.000%, 7/1/2020	350,000	415,817
5.000%, 7/1/2021	500,000	604,205
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (16)	2,125,000	1,685,784
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	431,055
New Haven Unified School District, NATL-RE, 0.000%, 8/1/2025, Call 3/30/2015	1,455,000	842,751
Northern California Gas Authority No. 1:
0.801%, 7/1/2019 (11)	3,000,000	2,949,270
0.891%, 7/1/2027 (11)	1,915,000	1,750,961

Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	567,765
5.000%, 7/1/2032, Call 7/1/2022	700,000	789,950
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	464,295
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,122,660
Piedmont Unified School District, 5.000%, 8/1/2032, Call 8/1/2019	200,000	229,750
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021, Call 8/1/2016	315,000	340,279
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	249,859
San Francisco International Airport, 5.000%, 5/1/2024, Call 5/1/2021	1,040,000	1,212,037
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2015	100,000	102,604
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,630,777
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	344,450
0.000%, 6/15/2021	490,000	389,462
0.000%, 6/15/2022	505,000	381,209
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	429,115
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	1,064,152
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	235,294
0.000%, 8/1/2031	470,000	250,181
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2015	995,000	1,005,965
Sierra View Local Health Care District:
3.800%, 7/1/2017	370,000	385,392
4.700%, 7/1/2016	250,000	260,115
4.875%, 7/1/2018, Call 7/1/2017	900,000	976,464
5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,726,261
5.250%, 7/1/2023, Call 7/1/2017	250,000	273,143
5.300%, 7/1/2026, Call 7/1/2017	350,000	382,714
State of California:
0.817%, 12/1/2017, Call 6/1/2017 (11)	2,500,000	2,526,200
5.000%, 11/1/2025, Call 11/1/2020	250,000	297,443
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,460,155
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,896,781
Successor Agency to the Richmond County Redevelopment Agency, BAM:
5.000%, 9/1/2021	310,000	365,732
5.000%, 9/1/2022	300,000	356,814
5.000%, 9/1/2023	300,000	358,581
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,544,369
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,143,890
Tulare Union High School District, NATL-RE, 0.000%, 8/1/2019	380,000	350,831
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 4/1/2015 (11)	1,625,000	1,625,179
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	539,323
Vallejo City Unified School District, MBIA:
5.900%, 8/1/2018	350,000	381,573
5.900%, 8/1/2025	1,225,000	1,487,309
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,171,622
Watereuse Finance Authority, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,173,041
West Contra Costa Unified School District, AGM-CR NATL-RE FGIC, 0.000%, 8/1/2025	310,000	225,066
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	1,500,000	1,733,235
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	918,457
Whittier Union High School District:
0.000%, 8/1/2025, Call 8/1/2019	300,000	195,570
0.000%, 8/1/2034, Call 8/1/2019	500,000	174,690
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	90,823
0.000%, 8/1/2023	240,000	182,712
0.000%, 8/1/2024, Call 8/1/2023	330,000	228,261
0.000%, 8/1/2025, Call 8/1/2023	270,000	175,865
0.000%, 8/1/2026, Call 8/1/2023	330,000	202,287
0.000%, 8/1/2028, Call 8/1/2023	420,000	227,577
Yosemite Community College District, AGM:
5.000%, 8/1/2028, Call 8/1/2018	100,000	112,545
5.000%, 8/1/2032, Call 8/1/2018	75,000	83,742

		126,069,910

Colorado — 1.9%
Auraria Higher Education Center:
6.000%, 5/1/2022, Call 11/1/2019	211,000	250,942
6.000%, 5/1/2023, Call 11/1/2019	225,000	267,482
6.000%, 5/1/2024, Call 11/1/2019	238,000	282,820
City & County of Denver, 5.000%, 11/15/2021	500,000	599,115
City & County of Denver, AGC, 0.200%, 11/15/2025, Call 3/2/2015 (11) (12)	1,200,000	1,200,000
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,455,007
Colorado Educational & Cultural Facilities Authority:
3.000%, 12/1/2016	120,000	124,259
4.000%, 12/1/2017	120,000	129,134
5.000%, 9/1/2020 (16)	1,060,000	1,218,067
5.000%, 9/1/2021 (16)	865,000	1,005,087
6.250%, 3/1/2042, Call 3/1/2020	2,000,000	2,228,580
7.400%, 12/1/2038, Call 12/1/2018	500,000	616,390
Colorado Educational & Cultural Facilities Authority, Moral Obligation, 2.000%, 12/1/2015	500,000	505,805
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 3/30/2015	2,950,000	2,956,520
Colorado Health Facilities Authority:
3.000%, 12/1/2015	490,000	498,247
4.000%, 12/1/2016	505,000	532,709
4.500%, 2/1/2020	455,000	502,315
5.000%, 9/1/2018	530,000	584,495
5.000%, 9/1/2019	560,000	627,474
5.000%, 2/1/2021	475,000	539,002
5.000%, 12/1/2021	875,000	1,011,080
5.000%, 9/1/2022	750,000	863,543
5.000%, 2/1/2024	420,000	487,007
5.125%, 11/15/2020, Call 11/15/2016 (11)	555,000	598,817
5.250%, 1/1/2025, Call 1/1/2020	460,000	533,940
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	417,124
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	911,197
5.000%, 12/1/2021	725,000	855,007
5.000%, 12/1/2022	1,185,000	1,419,962
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 12/1/2016 (15)	222,576	236,000
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,405,762
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	265,615
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027, Call 12/1/2017	500,000	561,520
Public Authority for Colorado Energy, 5.750%, 11/15/2018	625,000	674,500
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,422,740
Weld County School District No. RE-7 Platte Valley, SAW:
4.000%, 12/1/2021, Call 12/1/2020	625,000	705,131
4.000%, 12/1/2022, Call 12/1/2020	400,000	447,096
4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,270,268

		31,209,759

Connecticut — 0.1%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,453,481

Delaware — 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,501,168
Delaware State Housing Authority:
0.000%, 7/1/2031, Call 7/1/2021	1,665,000	788,145
5.000%, 1/1/2026, Call 7/1/2019 (15)	300,000	320,634
5.200%, 7/1/2029, Call 7/1/2018	1,525,000	1,562,332

		7,172,279

District of Columbia — 0.3%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,113,381
5.000%, 12/1/2036, Call 12/1/2021	500,000	570,760
District of Columbia, AGM:
5.000%, 6/1/2022, Call 12/1/2017	250,000	277,550
5.000%, 6/1/2023, Call 12/1/2017	250,000	277,333
Washington Convention & Sports Authority, 4.500%, 10/1/2030, Call 10/1/2020	2,125,000	2,297,677

		5,536,701

Florida — 6.5%
Citizens Property Insurance Corp.:
5.000%, 6/1/2016	1,265,000	1,334,385
5.000%, 6/1/2019	2,615,000	2,996,659
5.375%, 6/1/2016	250,000	265,000
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,040,000	1,097,585
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,175,900
City of Deltona, AGM, 4.000%, 10/1/2021	250,000	281,645
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,151,970
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,066,770
City of Gulf Breeze:
1.750%, 12/1/2015 (11)	11,795,000	11,908,350
5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,342,820
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,549,050
City of North Port, 5.000%, 7/1/2022	200,000	239,332
City of North Port, BAM, 5.000%, 7/1/2020	250,000	291,825
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	577,725
City of Sunrise, 4.000%, 10/1/2019	540,000	581,099
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	850,582
0.000%, 10/1/2020	975,000	894,085
0.000%, 10/1/2021	175,000	156,261
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,332,180
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	403,471
County of Bay, 3.500%, 9/1/2016	190,000	189,289
County of Brevard, AMBAC:
5.000%, 7/1/2015	355,000	358,806
5.000%, 7/1/2016	910,000	956,911
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (15)	740,000	831,871
County of Hillsborough, 5.000%, 8/1/2024, Call 8/1/2022	3,540,000	4,294,976
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,368,820
County of Lee, AMBAC, 5.125%, 10/1/2024, Call 10/1/2016 (15)	7,975,000	8,477,345
County of Miami-Dade:
5.000%, 10/1/2025, Call 10/1/2024	800,000	962,552
5.250%, 10/1/2029, Call 10/1/2023	100,000	118,980
5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,255,756
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	503,488
5.000%, 4/1/2029, Call 4/1/2019	350,000	397,502
5.000%, 10/1/2029, Call 10/1/2019	400,000	448,484
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,168,620
County of Miami-Dade, NATL-RE BHAC-CR, 5.000%, 10/1/2030, Call 10/1/2017 (16)	475,000	521,645
County of Miami-Dade, XLCA, 5.000%, 7/1/2021, Call 7/1/2016	320,000	338,640
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,867,885
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	672,231
County of Sarasota, NATL-RE, 5.000%, 10/1/2021, Call 10/1/2015	930,000	954,766
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,909,066
5.000%, 10/1/2021	1,110,000	1,318,702
Emerald Coast Utilities Authority, NATL-RE FGIC:
5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,072,520
5.000%, 1/1/2022, Call 1/1/2017	970,000	1,039,985
5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,037,180
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	510,000	538,443
Florida HomeLoan Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	485,000	515,162
5.000%, 7/1/2021, Call 1/1/2016 (15)	315,000	321,952
5.250%, 7/1/2028, Call 1/1/2018	1,520,000	1,587,868
Florida Municipal Power Agency, 5.500%, 10/1/2019	250,000	296,610
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (11)	500,000	539,650
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	295,000	313,824
Key West Utility Board, NATL-RE, 5.000%, 10/1/2023, Call 10/1/2016	1,015,000	1,089,897
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,367,620
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,909,375
Miami-Dade County School Board Foundation, Inc.:
5.000%, 3/15/2027, Call 3/15/2023	175,000	204,295
5.000%, 2/1/2029, Call 2/1/2023	100,000	113,458

Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	440,000	486,688
Orange County Housing Finance Authority, GMNA FNMA FHLMC COLL, 4.000%, 9/1/2040, Call 9/1/2024	4,000,000	4,366,680
Orlando-Orange County Expressway Authority, AGM, 5.000%, 7/1/2025, Call 7/1/2022	4,780,000	5,648,861
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	366,310
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	163,853
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (6) (7)	2,405,000	2,639,968
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,911,150
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,089,380
5.000%, 7/1/2020	500,000	571,050
Suncoast Community Development District, 2.000%, 5/1/2017	170,000	173,694
Town of Davie:
5.000%, 4/1/2019	75,000	84,704
5.000%, 4/1/2021	615,000	706,752
5.000%, 4/1/2022	830,000	957,961
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2017	1,000,000	1,015,700
University of North Florida Financing Corp., 5.000%, 11/1/2026, Call 11/1/2017	4,285,000	4,719,199
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	848,815
Volusia County Educational Facility Authority, RADIAN, 4.625%, 10/15/2028, Call 10/15/2015	500,000	507,525
Volusia County School Board, 5.000%, 8/1/2031, Call 8/1/2024	150,000	172,439
Volusia County School Board, AGM, 5.000%, 8/1/2027, Call 8/1/2017	210,000	228,465

		109,020,062

Georgia — 2.9%
Atlanta Development Authority, 4.000%, 9/1/2020	2,065,000	2,291,262
Burke County Development Authority, 1.400%, 4/1/2015 (11)	160,000	160,134
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,261,426
5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,908,025
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,160,750
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,893,450
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,154,020
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,150,670
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,219,650
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,407,550
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	257,450
East Point Building Authority, XLCA:
4.500%, 2/1/2025, Call 2/1/2016	500,000	503,660
5.000%, 2/1/2017	875,000	913,833
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,564,286
5.000%, 7/1/2021	1,155,000	1,371,955
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,465,250
Fulton County Development Authority:
5.000%, 3/15/2016	1,715,000	1,796,600
5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,281,773
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,607,418
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,420,043
5.000%, 3/15/2021	5,400,000	6,154,596
5.250%, 9/15/2018	250,000	281,660
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	666,224
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,290,093
5.375%, 1/1/2029, Call 1/1/2019	940,000	1,058,825
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	951,960
5.000%, 1/1/2024	1,000,000	1,198,600
5.000%, 1/1/2025, Call 1/1/2024	700,000	831,089
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 3/30/2015	300,000	303,912
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	29,335
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	814,926
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,468,936
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,142,840

		48,982,201

Hawaii — 0.0%
City & County Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	120,000	121,746
University of Hawaii, 6.000%, 10/1/2038, Call 10/1/2019	250,000	299,438

		421,184

Idaho — 0.4%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	228,332
7.375%, 6/1/2034, Call 6/1/2018	340,000	402,842
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,169,210
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	605,310
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 3/30/2015 (15)	325,000	325,458
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,336,693

		6,067,845

Illinois — 9.9%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,380,696
Central Lake County Joint Action Water Agency, 4.000%, 5/1/2020	30,000	33,677
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	892,978
Chicago O’Hare International Airport, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	2,000,344
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,234,688
5.000%, 1/1/2025, Call 7/1/2020	230,000	264,431
5.000%, 1/1/2026, Call 1/1/2021	730,000	822,849
5.000%, 11/15/2029, Call 11/15/2018	130,000	145,655
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	420,971
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,642,925
City of Calumet City, AGM:
2.500%, 3/1/2016	275,000	279,334
4.000%, 3/1/2017	435,000	459,430
City of Chicago, 5.000%, 1/1/2019	75,000	83,919
City of Chicago, AGM, 5.000%, 11/1/2027, Call 11/1/2018	200,000	219,944
City of Chicago, AGM-CR FGIC, 5.000%, 1/1/2023, Call 1/1/2017	200,000	214,164
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016 (16)	1,000,000	1,043,450
City of Rochelle, AGM, 3.000%, 5/1/2017 (13)	250,000	259,285
City of Springfield:
5.000%, 12/1/2022	905,000	1,064,018
5.500%, 3/1/2032, Call 3/1/2018	1,000,000	1,125,040
City of Springfield, NATL-RE:
5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,083,650
5.000%, 3/1/2020, Call 3/1/2017	100,000	108,096
5.000%, 3/1/2022, Call 3/1/2017	650,000	702,084
City of Waukegan, NATL-RE, 4.500%, 12/30/2015	150,000	154,337
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	186,132
0.000%, 12/1/2029, Call 12/1/2024	400,000	221,336
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	592,041
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	739,020
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,569,989
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	714,620
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	504,810
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,518,918
0.000%, 12/1/2029	2,580,000	1,312,059
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	290,682
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,580,977
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	560,473
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,230,860
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,497,759
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,647,447
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,733,606

County of Cook:
5.000%, 11/15/2023	1,000,000	1,177,190
5.250%, 11/15/2023, Call 11/15/2020	350,000	406,448
County of Cook, AMBAC, 5.000%, 11/15/2023, Call 5/15/2016	270,000	284,148
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	700,000	825,146
5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,352,239
5.500%, 1/1/2038, Call 1/1/2023	825,000	958,493
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	535,782
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	269,040
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	547,250
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	148,525
Deutsche Bank Spears/Lifers Trust, AGM-CR, 0.380%, 12/1/2039, Call 12/1/2021 (6) (7) (11)	10,000,000	10,000,000
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 12/30/2017	250,000	254,343
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	456,500
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	461,990
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	515,431
Illinois Finance Authority:
1.300%, 5/8/2017 (11)	995,000	1,003,348
2.700%, 5/15/2016	375,000	379,777
4.000%, 10/1/2016	345,000	360,135
4.300%, 3/1/2016 (11)	250,000	257,390
5.000%, 5/1/2015	2,095,000	2,108,094
5.000%, 11/15/2023, Call 11/15/2022	215,000	253,900
5.250%, 3/1/2019	250,000	284,008
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,603,337
5.250%, 2/15/2030, Call 2/15/2020	250,000	285,680
5.750%, 11/1/2039, Call 11/1/2019	5,000,000	5,851,750
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,178,417
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,185,634
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,639,060
Illinois Finance Authority, AGC:
5.250%, 8/15/2019	250,000	294,788
5.250%, 8/15/2020, Call 8/15/2015	300,000	306,810
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	950,000	867,986
0.000%, 1/1/2021	255,000	221,151
5.150%, 1/1/2019	420,000	480,648
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	377,944
Illinois Housing Development Authority, 4.950%, 8/1/2021, Call 2/1/2016 (15)	1,820,000	1,862,406
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 3/30/2015	470,000	470,902
Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	944,179	903,286
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,084,300
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,830,000	1,976,638
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,158,930
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,150,560
5.500%, 1/1/2033, Call 1/1/2018	490,000	547,036
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,289,749
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC, 0.000%, 1/1/2023	1,000,000	793,370
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.250%, 1/1/2033, Call 1/1/2023	900,000	1,019,457
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,734,327
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018, Call 3/11/2015	500,000	500,425
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	310,622
0.000%, 12/1/2028	335,000	176,217
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	182,194
Madison County Community Unit School District No. 7 Edwardsville, AGM, 5.000%, 12/1/2016	225,000	240,336

McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM-CR FGIC, 0.000%, 1/1/2024	500,000	370,360
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,618,667
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2017	20,000	19,775
0.000%, 1/1/2017	190,000	184,420
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	311,041
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	285,026
5.000%, 1/1/2020	550,000	617,969
5.000%, 1/1/2021	810,000	914,425
5.000%, 1/1/2022	895,000	1,011,771
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2023 (16)	3,530,000	3,722,844
0.000%, 12/15/2023	855,000	659,427
0.000%, 6/15/2024	1,000,000	737,370
0.000%, 6/15/2026, Call 6/15/2022 (16)	295,000	303,759
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	391,376
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,453,290
Northlake Public Library District, AGM, 2.000%, 12/1/2016	250,000	254,305
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	889,430
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,323,179
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	661,110
Southern Illinois University, NATL-RE, 0.000%, 4/1/2017	500,000	479,480
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,190,168
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	677,382
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (15)	745,000	871,561
State of Illinois:
5.000%, 1/1/2016	500,000	517,905
5.000%, 3/1/2020	500,000	561,060
5.000%, 4/1/2024, Call 4/1/2023	500,000	555,320
5.000%, 6/1/2024, Call 12/1/2016	360,000	382,471
5.000%, 1/1/2025, Call 1/1/2016	275,000	282,719
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	4,240,635
6.500%, 6/15/2022	440,000	505,833
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,500,469
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	406,177
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	247,361
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,131,890
5.000%, 1/1/2021	1,000,000	1,143,450
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,633,378
Village of Bourbonnais, RADIAN, 4.375%, 11/1/2017	275,000	295,672
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 3/1/2016	250,000	158,103
0.000%, 3/1/2026, Call 3/1/2016	1,280,000	720,602
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	460,147
4.000%, 10/1/2019	420,000	458,661
4.000%, 10/1/2020	615,000	676,162
5.000%, 10/1/2022, Call 10/1/2021	730,000	858,874
5.000%, 10/1/2023, Call 10/1/2021	685,000	803,176
5.000%, 10/1/2024, Call 10/1/2021	425,000	497,751
5.000%, 10/1/2025, Call 10/1/2021	920,000	1,075,646
Village of Hoffman Estates, 5.250%, 12/1/2025, Call 12/1/2018	300,000	346,107
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	514,655
Village of Maywood, 4.000%, 1/1/2017	1,635,000	1,678,148
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	152,117
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	486,684
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC:
0.000%, 1/1/2017	750,000	715,072
0.000%, 1/1/2019	695,000	615,527
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC:
0.000%, 11/1/2020	2,000,000	1,755,280
0.000%, 11/1/2021	300,000	251,931
0.000%, 11/1/2022	250,000	199,925

Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,069,505
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2017	870,000	832,077
0.000%, 12/1/2020	1,180,000	984,486
0.000%, 12/1/2023	1,600,000	1,153,328
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	617,205
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	545,000	561,464
Will, Grundy, Etc. Counties Community College District No. 525:
5.000%, 6/1/2038, Call 12/1/2023	150,000	166,334
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,874,810
5.750%, 6/1/2023, Call 6/1/2018	315,000	361,513
5.750%, 6/1/2028, Call 6/1/2018	170,000	194,750
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	154,833
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	387,390
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	358,330
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020 (13)	500,000	444,100
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,932,954

		164,939,953

Indiana — 3.1%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	705,554
Carmel Redevelopment Authority:
5.000%, 7/1/2023, Call 7/1/2020	350,000	406,234
5.000%, 2/1/2027, Call 2/1/2016	545,000	568,778
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2016	450,000	477,945
City of Greenwood:
4.000%, 10/1/2017	225,000	237,049
4.250%, 10/1/2020, Call 10/1/2018	820,000	903,550
4.625%, 10/1/2024, Call 10/1/2018	520,000	580,507
City of Rockport, 1.750%, 6/1/2018 (11)	1,500,000	1,513,710
City of Whiting, 1.850%, 10/1/2019 (11)	1,150,000	1,158,061
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,121,380
County of Knox, 4.000%, 4/1/2018	250,000	265,298
County of Lake:
2.000%, 1/15/2017	560,000	572,404
2.000%, 7/15/2017	285,000	291,843
Crown Point Multi School Building Corp., AGM SAW, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,089,520
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	232,772
4.500%, 7/1/2018	220,000	241,325
Dyer Redevelopment Authority, CIFG:
5.250%, 7/15/2021, Call 7/15/2015	650,000	661,329
5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,246,205
East Chicago Multi School Building Corp., SAW, 6.000%, 7/15/2016	670,000	709,222
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,193,600
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,893,707
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	138,884
Franklin Township-Marion County Multiple School Building Corp., SAW, 5.000%, 7/10/2021	580,000	698,610
Gary Chicago International Airport Authority:
5.000%, 2/1/2016 (15)	240,000	247,435
5.000%, 2/1/2017 (15)	210,000	222,669
5.000%, 2/1/2018 (15)	885,000	954,163
Greencastle School Building Corp., SAW, 3.000%, 1/15/2016	625,000	638,612
Indiana Bond Bank, 0.680%, 10/15/2022 (11)	1,650,000	1,575,519
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	258,728
4.900%, 1/1/2016	350,000	362,275
5.000%, 8/15/2020	700,000	805,133
5.000%, 10/1/2022	300,000	346,533
5.000%, 10/1/2023	400,000	462,044
5.000%, 10/1/2024, Call 10/1/2023	275,000	314,072

5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,582,332
5.250%, 10/1/2024, Call 10/1/2021	710,000	849,075
5.250%, 10/1/2031, Call 10/1/2021	1,655,000	1,952,420
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,158,890
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,811,915
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	559,260
Indiana Health Facility Financing Authority, AMBAC, 0.105%, 5/1/2031, Call 3/24/2015 (11) (12)	600,000	506,599
Indiana Housing & Community Development Authority, GNMA/FNMA, 4.000%, 12/1/2027, Call 6/1/2021	1,045,000	1,103,436
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	570,440
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,965,403
Indianapolis Airport Authority, 4.000%, 1/1/2020	255,000	282,678
Indianapolis Local Public Improvement Bond Bank:
5.000%, 2/1/2020, Call 2/1/2019	70,000	79,752
5.000%, 1/1/2021	175,000	202,165
5.000%, 1/1/2022, Call 1/1/2021	200,000	232,114
5.750%, 1/1/2038, Call 1/1/2019	1,790,000	2,058,035
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	599,640
Lafayette Redevelopment Authority, 3.000%, 2/1/2018	95,000	99,845
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	500,036
4.000%, 7/15/2020, Call 1/15/2020	935,000	1,029,454
4.000%, 7/15/2021, Call 1/15/2020	375,000	415,462
Michigan City School Building Corp., NATL-RE SAW, 5.000%, 1/15/2025, Call 7/15/2017	2,000,000	2,177,060
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,122,200
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	227,220
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	646,072
South Bend Community School Corp., NATL-RE SAW, 4.125%, 7/15/2019, Call 7/15/2017	450,000	482,220
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,457,995

		50,766,388

Iowa — 0.5%
City of Coralville, 2.000%, 6/1/2015	250,000	250,370
City of Randall, 1.250%, 8/1/2016, Call 2/1/2016	5,500,000	5,515,400
Iowa Finance Authority, GNMA/FNMA, 5.500%, 7/1/2036, Call 7/1/2015 (15)	300,000	318,651
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	530,000	572,654
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,668,725

		8,325,800

Kansas — 0.3%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	365,971
County of Sedgwick/County of Shawnee, GNMA/FNMA, 5.900%, 12/1/2037, Call 6/1/2015 (15)	575,000	593,532
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (15)	65,000	70,780
Kansas Development Finance Authority:
4.000%, 11/15/2015	75,000	77,017
5.000%, 11/15/2020, Call 11/15/2019	800,000	940,032
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,123,630
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	542,545
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,116,940

		4,830,447

Kentucky — 0.3%
City of Winchester, BAM, 3.000%, 7/1/2017	105,000	109,862
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	900,033
Kentucky State Property & Building Commission, AGC, 0.220%, 2/1/2027, Call 2/1/2019 (6) (7) (11)	2,000,000	2,000,000
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022, Call 3/1/2017	1,500,000	1,619,580
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	113,572
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	301,093

		5,044,140

Louisiana — 1.8%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,341,366
City of New Orleans:
5.000%, 6/1/2021	800,000	932,992

5.000%, 12/1/2021	500,000	595,540
5.000%, 6/1/2022	450,000	527,661
5.000%, 12/1/2022	725,000	866,476
5.000%, 6/1/2023	500,000	589,300
5.000%, 12/1/2024	765,000	918,428
City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,401,253
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	749,533
4.000%, 10/1/2021	675,000	735,602
Louisiana Housing Corp., GNMA/FNMA/FHLMC:
4.750%, 6/1/2027, Call 6/1/2020	1,055,000	1,139,105
5.200%, 6/1/2039, Call 6/1/2017 (15)	65,000	65,666
6.550%, 6/1/2040, Call 6/1/2018	285,000	288,617
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.100%, 10/1/2038, Call 10/1/2024	550,000	568,937
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	967,496
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2016	545,000	561,704
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,767,171
4.000%, 3/1/2021	3,585,000	3,855,632
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (15)	725,000	788,670
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	217,332
State of Louisiana:
0.590%, 5/1/2018, Call 11/1/2017 (11)	7,000,000	7,013,860
5.000%, 6/15/2031, Call 6/15/2023	75,000	87,056
5.000%, 6/15/2032, Call 6/15/2023	75,000	86,816
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	580,491

		29,646,704

Maine — 0.5%
City of Portland, 5.000%, 7/1/2022	300,000	347,514
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,893,225

		8,240,739

Maryland — 0.4%
Maryland Health & Higher Educational Facilities Authority:
3.000%, 7/1/2016	450,000	461,876
5.750%, 7/1/2034, Call 7/1/2021	775,000	924,978
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	713,282
5.000%, 1/1/2043, Call 7/1/2022	485,000	528,728
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,391,299

		6,020,163

Massachusetts — 1.4%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.075%, 12/1/2030, Call 3/2/2015 (11) (12)	1,450,000	1,355,146
0.090%, 12/1/2030, Call 3/5/2015 (11) (12)	7,375,000	6,892,557
Massachusetts Development Finance Agency:
5.000%, 7/1/2015	465,000	472,217
5.000%, 7/1/2015	460,000	465,796
5.000%, 1/1/2023, Call 1/1/2017	650,000	697,879
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,672,223
Massachusetts Educational Financing Authority:
4.000%, 1/1/2016	405,000	416,247
4.750%, 1/1/2016	295,000	303,319
5.000%, 1/1/2017	365,000	385,666
5.000%, 7/1/2025, Call 7/1/2022 (15)	695,000	764,173
5.250%, 1/1/2019 (15)	1,525,000	1,658,758
5.250%, 1/1/2019	585,000	638,621
Massachusetts Health & Educational Facilities Authority:
5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,585,188
5.750%, 7/1/2036, Call 7/1/2019	805,000	926,925
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (15)	2,385,000	2,412,452
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	956,280

		23,603,447

Michigan — 5.7%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,031,652
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	747,607
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,496,835
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 5/1/2015	560,000	563,377
Cadillac Area Public Schools, Q-SBLF, 4.000%, 5/1/2017 (13)	660,000	703,633
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	735,624
5.000%, 5/1/2026	500,000	611,760
Carman-Ainsworth Community School District, BAM:
5.000%, 5/1/2018 (13)	950,000	1,052,486
5.000%, 5/1/2020 (13)	375,000	430,661
Charter Township of Northville:
2.000%, 4/1/2016	370,000	373,907
4.000%, 4/1/2021	400,000	441,448
4.000%, 4/1/2022	240,000	264,026
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2031, Call 5/1/2023	765,000	870,218
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,110,990
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/1/2017	95,000	100,508
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	87,267
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.160%, 7/1/2032, Call 4/2/2015 (11) (12)	15,000	12,615
City of Detroit Sewage System Revenue, NATL-RE, 5.500%, 7/1/2015	100,000	101,541
City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2018, Call 7/1/2016	250,000	261,195
5.000%, 7/1/2019, Call 7/1/2016	50,000	52,145
5.000%, 7/1/2020, Call 7/1/2016	50,000	51,991
5.000%, 7/1/2020, Call 7/1/2016	720,000	748,663
5.000%, 7/1/2023, Call 7/1/2016	200,000	207,670
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,139,007
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2016 (11)	725,000	762,671
5.000%, 7/1/2021, Call 7/1/2015	1,530,000	1,550,762
5.000%, 7/1/2027, Call 7/1/2016	5,000,000	5,088,300
City of Warren, NATL-RE, 4.200%, 10/1/2018, Call 10/1/2015	250,000	254,923
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	955,028
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	467,176
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	354,840
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,420,512
5.000%, 5/1/2025	1,000,000	1,202,130
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,232,389
Forest Hills Public Schools:
5.000%, 5/1/2019	1,375,000	1,575,461
5.000%, 5/1/2020	1,600,000	1,872,608
5.000%, 5/1/2021	1,600,000	1,897,152
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,169,200
5.000%, 5/1/2022	1,000,000	1,175,790
5.000%, 5/1/2025	1,700,000	2,040,272
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2021	535,000	628,566
5.000%, 5/1/2022	380,000	449,274
5.000%, 5/1/2023	385,000	456,560
5.000%, 5/1/2024	295,000	351,035
5.000%, 5/1/2025	285,000	339,814
5.000%, 5/1/2026, Call 5/1/2025	200,000	236,332
5.000%, 5/1/2027, Call 5/1/2025	230,000	269,355
5.000%, 5/1/2030, Call 5/1/2025	1,100,000	1,259,214
5.000%, 5/1/2032, Call 5/1/2025	1,025,000	1,164,830
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,902,810
5.250%, 5/1/2027, Call 5/1/2021	600,000	701,448
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,838,356
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,120,290

Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (11)	415,000	454,881
Jenison Public Schools:
5.000%, 5/1/2021	500,000	582,710
5.000%, 5/1/2022, Call 5/1/2021	560,000	661,858
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,159,260
Laingsburg Community School District, Q-SBLF:
3.000%, 5/1/2017 (13)	540,000	565,250
3.000%, 5/1/2018 (13)	510,000	537,061
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,143,500
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,129,780
5.000%, 5/1/2020	1,825,000	2,103,623
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,860,656
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2027, Call 5/1/2025	260,000	280,956
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,482,493
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,004,747
Mattawan Consolidated School District, Q-SBLF:
4.000%, 5/1/2021	600,000	663,690
5.000%, 5/1/2019	1,215,000	1,372,683
5.000%, 5/1/2020	1,205,000	1,385,774
Michigan Finance Authority:
3.000%, 11/1/2015	150,000	152,691
5.000%, 6/1/2016	1,450,000	1,507,594
5.000%, 11/1/2020	2,000,000	2,355,760
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,708,350
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,700,610
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	65,000	65,294
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	375,000	406,673
Michigan State Building Authority, NATL-RE FGIC:
0.000%, 10/15/2021, Call 10/15/2016	1,500,000	1,153,275
0.000%, 10/15/2023, Call 10/15/2016	1,600,000	1,105,744
Michigan State Hospital Finance Authority, 5.000%, 12/1/2028, Call 6/1/2022	3,500,000	4,053,560
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	934,422
Mount Clemens Community School District, Q-SBLF, 4.000%, 5/1/2017 (13)	1,000,000	1,063,890
Plymouth-Canton Community School District, Q-SBLF:
4.000%, 5/1/2019	1,000,000	1,102,100
5.000%, 5/1/2021	450,000	532,710
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	297,215
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,959,539
5.000%, 5/1/2021	1,155,000	1,338,830
South Redford School District, Q-SBLF:
5.000%, 5/1/2029, Call 5/1/2024	250,000	284,618
5.000%, 5/1/2030, Call 5/1/2024	250,000	283,558
State of Michigan, AGM, 5.250%, 9/15/2022, Call 9/15/2017	285,000	315,341
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,100,000	2,326,359
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2017	875,000	903,516
3.000%, 5/1/2018	855,000	884,215
3.000%, 5/1/2019	340,000	352,808
3.250%, 5/1/2020	90,000	94,269
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	556,070
5.250%, 5/1/2019, Call 5/1/2018	400,000	449,124
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	585,354
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,332,708
White Cloud Public Schools, Q-SBLF, 4.000%, 5/1/2020 (13)	75,000	82,625

		94,211,668

Minnesota — 0.9%
City of Howard Lake, 2.000%, 2/1/2017	105,000	107,140
City of Minneapolis, 6.375%, 11/15/2023, Call 11/15/2018	325,000	381,128
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	1,070,000	1,246,143
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	492,686

City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (11)	215,000	248,370
City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 0.120%, 8/1/2027, Call 3/3/2015 (11) (12)	375,000	343,693
City of Norwood Young America, 1.500%, 8/1/2016 (13)	1,715,000	1,715,000
City of Winona, 3.750%, 7/1/2021	170,000	180,615
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL:
3.450%, 6/1/2020	105,000	112,106
3.650%, 6/1/2021, Call 12/1/2020	70,000	69,714
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2020, Call 2/1/2019	150,000	172,194
Mahtomedi Independent School District No. 832, School District Credit Program, 3.000%, 2/1/2016	250,000	256,233
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	323,546
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,511,678
Minnesota Higher Education Facilities Authority:
4.000%, 10/1/2016	440,000	454,960
4.000%, 10/1/2016	250,000	258,028
5.000%, 10/1/2017	250,000	272,615
5.000%, 10/1/2018	220,000	244,831
5.000%, 10/1/2019	400,000	455,776
Minnesota Housing Finance Agency:
3.900%, 7/1/2030, Call 1/1/2022	765,000	800,442
4.000%, 7/1/2040, Call 1/1/2022	1,085,000	1,133,228
5.000%, 7/1/2038, Call 7/1/2018	10,000	10,273
5.500%, 7/1/2048, Call 1/1/2017 (15)	325,000	329,180
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	1,371,196	1,347,090
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	843,535	810,316
5.000%, 1/1/2031, Call 7/1/2021	840,000	900,564
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 4.250%, 7/1/2028, Call 1/1/2020	275,000	287,939
Northern Municipal Power Agency, AGC, 5.000%, 1/1/2019, Call 1/1/2018	150,000	166,581
Northfield Hospital & Skilled Nursing, 5.500%, 11/1/2015	900,000	920,295
Pillager Independent School District No. 116, School District Credit Program, 4.000%, 2/1/2024, Call 2/1/2021	125,000	138,130

		15,690,494

Mississippi — 0.8%
Mississippi Business Finance Corp., 0.950%, 12/1/2036, Call 3/2/2015 (11)	8,500,000	8,500,000
Mississippi Development Bank:
3.125%, 10/1/2023	200,000	205,692
5.000%, 10/1/2023	2,750,000	3,219,755
Mississippi Development Bank, AGM, 5.000%, 7/1/2020, Call 7/1/2017	520,000	573,128
Mississippi Home Corp., GNMA/FNMA, 5.500%, 6/1/2036, Call 3/1/2015 (15)	10,000	10,292
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	355,000	373,748

		12,882,615

Missouri — 2.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,558,760
Cass County, 5.000%, 5/1/2015	880,000	883,388
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	573,865
5.000%, 9/1/2022, Call 9/1/2019	340,000	390,068
5.000%, 9/1/2023, Call 9/1/2019	300,000	344,037
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,130,560
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	75,000	76,024
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,060,116
City of St. Louis, NATL-RE, 5.500%, 7/1/2016	280,000	298,388
County of Boone, 5.750%, 8/1/2028, Call 8/1/2018	500,000	567,665
County of Jackson, AMBAC, 5.000%, 12/1/2018, Call 12/1/2016	1,000,000	1,079,210
Health & Educational Facilities Authority of the State of Missouri, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,189,629
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,365,300
Joplin Industrial Development Authority:
3.125%, 2/15/2016	885,000	905,647
5.000%, 2/15/2020	330,000	377,078

Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	595,000	635,746
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	165,000	167,401
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	915,000	968,527
4.000%, 5/1/2027, Call 5/1/2021	890,000	947,930
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2017, Call 1/1/2016	500,000	519,815
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	875,355
Missouri State Health & Educational Facilities Authority:
3.500%, 2/15/2017	1,430,000	1,490,289
3.750%, 2/15/2018	950,000	1,004,615
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,132,700
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2016	2,900,000	2,929,232
St. Louis Municipal Finance Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2024	250,000	296,833
St. Louis Regional Convention & Sports Complex Authority, 5.000%, 8/15/2020	3,050,000	3,569,781
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,154,700
5.000%, 3/1/2031, Call 3/1/2020	750,000	864,082
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,150,560

		34,507,301

Montana — 0.2%
County of Yellowstone, 5.250%, 9/1/2034, Call 9/1/2017	1,400,000	1,561,868
Montana State Board of Regents:
5.000%, 11/15/2022, Call 11/15/2021	200,000	237,842
5.000%, 11/15/2023, Call 11/15/2021	250,000	296,267
5.000%, 11/15/2024, Call 11/15/2021	375,000	444,146
5.000%, 11/15/2025, Call 11/15/2021	255,000	301,668

		2,841,791

Nebraska — 0.7%
Central Plains Energy Project, 5.000%, 12/1/2019 (11)	4,000,000	4,602,720
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,154,710
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	829,800
5.000%, 1/1/2026, Call 1/1/2018	750,000	828,038
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,135,770
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	978,400
5.000%, 5/1/2027, Call 5/1/2022	585,000	689,949
5.000%, 5/1/2028, Call 5/1/2022	550,000	643,126
5.000%, 5/1/2029, Call 5/1/2022	660,000	763,297

		11,625,810

Nevada — 2.4%
City of Reno, AGM, 6.000%, 6/1/2028, Call 6/1/2018	200,000	227,346
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,748,496
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,475,782
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,389,684
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,152,800
County of Clark, AGM, 5.000%, 7/1/2024, Call 7/1/2019	275,000	312,557
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	440,996
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,358,374
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,154,160
Las Vegas Valley Water District:
0.070%, 6/1/2036, Call 3/2/2015 (11)	15,000,000	15,000,000
5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,923,988
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	2,965,800
Nevada Housing Division, GNMA/FNMA/FHLMC:
4.400%, 4/1/2029, Call 10/1/2021	2,220,000	2,379,507
5.375%, 10/1/2039, Call 4/1/2019	715,000	747,082

		40,276,572

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, 0.220%, 10/1/2030, Call 3/2/2015 (11)	2,915,000	2,915,000
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	865,000	881,695
4.800%, 7/1/2028, Call 1/1/2022	1,775,000	1,953,760
6.000%, 7/1/2038, Call 1/1/2018 (15)	355,000	368,515

		6,118,970

New Jersey — 3.6%
Casino Reinvestment Development Authority, 5.000%, 11/1/2022	4,775,000	5,361,370
City of Passaic, 4.000%, 5/1/2017	280,000	293,465
New Jersey Economic Development Authority:
0.320%, 11/1/2031, Call 3/2/2015 (11)	790,000	790,000
1.720%, 2/1/2016, Call 8/1/2015 (11)	3,000,000	3,014,250
5.000%, 6/15/2015	435,000	440,690
5.000%, 6/15/2019	3,000,000	3,372,630
5.000%, 6/15/2020	1,500,000	1,709,865
New Jersey Higher Education Student Assistance Authority:
3.250%, 12/1/2027, Call 12/1/2022 (15)	2,500,000	2,508,500
4.875%, 12/1/2024, Call 12/1/2019	9,235,000	10,080,002
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	725,000	755,783
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,896,522
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,880,511
New Jersey State Turnpike Authority, NATL-RE:
0.103%, 1/1/2030, Call 3/3/2015 (11) (12)	350,000	318,947
0.114%, 1/1/2030, Call 3/5/2015 (11) (12)	475,000	432,856
0.114%, 1/1/2030, Call 3/6/2015 (11) (12)	1,900,000	1,731,424
0.140%, 1/1/2030, Call 3/6/2015 (11) (12)	500,000	455,638
New Jersey Transportation Trust Fund Authority:
1.020%, 12/15/2019, Call 6/15/2019 (11)	5,000,000	5,001,950
5.000%, 6/15/2022	500,000	570,210
5.250%, 12/15/2023	240,000	278,988
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,520,852
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,542,500
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,290,910
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,385,920
New Jersey Transportation Trust Fund Authority, BHAC:
0.000%, 12/15/2024	440,000	321,935
0.000%, 12/15/2028	110,000	65,657
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	255,000	146,388
New Jersey Transportation Trust Fund Authority, State Appropriation, 5.000%, 6/15/2017	250,000	271,363

		60,439,126

New Mexico — 1.4%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	705,730
New Mexico Finance Authority:
5.000%, 6/1/2024, Call 6/1/2018	375,000	421,058
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,684,268
5.700%, 6/1/2026, Call 6/1/2018	465,000	532,764
5.800%, 6/1/2027, Call 6/1/2018	825,000	947,851
5.875%, 6/1/2028, Call 6/1/2018	250,000	287,735
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,101,790
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,263,986	1,251,270
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.200%, 7/1/2028, Call 1/1/2017 (15)	410,000	419,233
4.500%, 9/1/2024, Call 9/1/2019	235,000	246,282
5.650%, 9/1/2039, Call 3/1/2019	605,000	630,912
6.000%, 9/1/2039, Call 3/1/2019	755,000	765,072
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	940,000	1,005,076
5.350%, 3/1/2030, Call 9/1/2020	2,235,000	2,377,772
New Mexico Municipal Energy Acquisition Authority, 0.865%, 8/1/2019, Call 2/1/2019 (11)	10,000,000	10,032,300

		23,409,113

New York — 5.8%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	177,725
5.000%, 12/1/2024	200,000	238,786
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,279,905
City of New York, 0.140%, 8/1/2026, Call 3/3/2015 (11) (12)	325,000	325,000
City of New York, AGC:
0.670%, 10/1/2021, Call 3/2/2015 (11) (12)	400,000	400,000
0.680%, 10/1/2027, Call 3/6/2015 (11) (12)	850,000	850,000
City of New York, AGM:
0.010%, 8/1/2019, Call 3/2/2015 (11)	8,600,000	8,600,000
0.300%, 8/1/2026, Call 3/5/2015 (11) (12)	200,000	200,000
0.450%, 6/1/2036, Call 3/4/2015 (11) (12)	200,000	200,000
City of Newburgh:
2.000%, 5/15/2016	565,000	572,175
2.000%, 5/15/2017	575,000	583,935
County of Monroe, MBIA, 6.000%, 3/1/2015	225,000	225,000
County of Rockland, 2.000%, 3/17/2015	3,100,000	3,101,643
Long Island Power Authority, 0.770%, 11/1/2018, Call 5/1/2018 (11)	2,500,000	2,501,225
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	600,000	645,996
Metropolitan Transportation Authority:
0.464%, 11/1/2017, Call 5/1/2017 (11)	2,800,000	2,803,976
0.600%, 11/1/2019, Call 5/1/2019 (11)	1,400,000	1,408,946
Metropolitan Transportation Authority, AGM:
0.343%, 11/1/2022, Call 3/4/2015 (11) (12)	225,000	220,139
0.347%, 11/1/2022, Call 3/19/2015 (11) (12)	425,000	415,822
0.716%, 5/15/2018, Call 11/15/2017 (11)	4,000,000	4,022,960
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	719,233
New York City Transit Auth/Metropolitan Transn Auth/Triborough Bridge & Tunnel, AMBAC:
0.470%, 1/1/2030, Call 3/3/2015 (11) (12)	225,000	204,211
0.470%, 1/1/2030, Call 3/6/2015 (11) (12)	350,000	323,207
0.472%, 1/1/2030, Call 3/4/2015 (11) (12)	175,000	159,936
0.473%, 1/1/2030, Call 3/5/2015 (11) (12)	175,000	160,854
New York City Transitional Finance Authority, 5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,926,637
New York City Transitional Finance Authority, AGM, 0.670%, 11/1/2027, Call 3/6/2015 (11) (12)	1,375,000	1,375,000
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	435,000	469,065
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	595,640
5.000%, 6/15/2029, Call 6/15/2024	600,000	707,736
New York Liberty Development Corp., 5.000%, 10/1/2015	560,000	571,889
New York Mortgage Agency:
4.000%, 10/1/2026, Call 4/1/2021	1,000,000	1,054,570
5.000%, 10/1/2019	500,000	579,735
New York State Dormitory Authority:
5.000%, 12/15/2023, Call 12/15/2022	4,590,000	5,595,944
5.000%, 3/15/2027, Call 3/15/2022	16,555,000	19,499,969
5.000%, 3/15/2028, Call 3/15/2019	625,000	707,100
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,157,240
New York State Dormitory Authority, NATL-RE, 0.160%, 7/1/2029, Call 3/2/2015 (11) (12)	3,275,000	3,002,710
New York State Energy Research & Development Authority, AMBAC, 0.900%, 10/1/2028, Call 3/6/2015 (11) (12)	900,000	900,000
New York State Energy Research & Development Authority, NATL-RE, 0.102%, 12/1/2020, Call 3/3/2015 (11) (12)	6,450,000	6,066,451
New York State Thruway Authority, 5.000%, 3/15/2026, Call 9/15/2021	8,490,000	10,081,960
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,172,130
Niagara Tobacco Asset Securitization Corp.:
4.000%, 5/15/2016	395,000	411,140
5.000%, 5/15/2017	300,000	327,180
State of New York, NATL-RE FGIC:
0.105%, 2/15/2022, Call 3/5/2015 (11) (12)	1,420,000	1,375,155
0.105%, 2/13/2032, Call 3/5/2015 (11) (12)	2,505,000	2,361,173
Suffolk County Judicial Facilities Agency, 5.000%, 11/1/2015	1,000,000	1,025,970
Upper Mohawk Valley Regional Water Finance Authority:
4.000%, 4/1/2020	295,000	323,184
4.000%, 4/1/2021	360,000	396,439

		97,024,691

North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	914,591
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	643,477
5.000%, 10/1/2022, Call 10/1/2021	500,000	594,010
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,181,930
5.000%, 10/1/2024, Call 10/1/2021	835,000	986,912
5.000%, 10/1/2026, Call 10/1/2021	440,000	518,566
County of Chatham, County Guarantee:
5.000%, 12/1/2022	200,000	243,148
5.000%, 12/1/2023	200,000	245,198
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	290,825
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,656,449
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,945,492
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2015	260,000	260,346
North Carolina Eastern Municipal Power Agency:
4.200%, 1/1/2019	125,000	137,400
6.000%, 1/1/2022	300,000	371,655
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	350,000	370,164
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	780,000	815,365
North Carolina Medical Care Commission:
4.000%, 10/1/2016	595,000	628,695
4.000%, 6/1/2020	470,000	520,248
5.000%, 6/1/2027, Call 6/1/2022	500,000	577,295
North Carolina Municipal Power Agency No. 1, 5.000%, 1/1/2030, Call 1/1/2019	400,000	450,096
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,345,299
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,869,072

		16,566,233

North Dakota — 2.0%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	669,347
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,585,387
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,926,627
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,613,005
City of Grand Forks:
4.000%, 12/1/2019	535,000	584,937
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,088,710
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	184,863
City of Williston, 2.500%, 11/1/2015, Call 3/30/2015	270,000	270,151
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	2,590,000	2,677,646
3.750%, 7/1/2034, Call 7/1/2022	885,000	920,639
4.125%, 1/1/2026, Call 1/1/2021	775,000	819,555
North Dakota Public Finance Authority:
4.000%, 6/1/2022	2,345,000	2,631,090
4.000%, 6/1/2023	2,440,000	2,757,566
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,464,495
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,280,316
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	1,295,000	1,337,463
Williston Parks & Recreation District:
3.000%, 3/1/2017	805,000	830,535
4.000%, 3/1/2023, Call 3/1/2021	420,000	446,191
4.500%, 3/1/2020	1,455,000	1,605,141
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,814,794
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,923,396

		32,431,854

Ohio — 3.1%
Apollo Joint Vocational School District:
5.250%, 12/1/2032, Call 12/1/2021	600,000	697,314
5.250%, 12/1/2033, Call 12/1/2021	500,000	579,755
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	437,796

City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,692,522
5.000%, 10/1/2024, Call 10/1/2022	460,000	541,682
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,229,875
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,286,200
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,606,547
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,390,358
City of Cleveland, AGM:
5.000%, 1/1/2016	100,000	103,640
5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,119,940
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,114,070
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,129,870
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	321,352
0.000%, 12/1/2025	600,000	464,364
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,181,220
County of Franklin:
5.000%, 11/1/2023, Call 11/1/2019	300,000	347,067
5.000%, 5/15/2031, Call 5/15/2023	405,000	465,045
County of Hamilton, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,098,250
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,349,936
County of Lorain, AMBAC:
0.353%, 10/1/2030 (11) (12)	500,000	470,205
0.353%, 10/1/2030 (11) (12)	4,350,000	4,030,436
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,097,466
County of Richland, AGC, 6.000%, 12/1/2028, Call 12/1/2018	250,000	293,873
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,424,748
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	525,072
4.000%, 12/1/2032, Call 12/1/2022	1,015,000	1,074,540
4.000%, 12/1/2033, Call 12/1/2022	1,550,000	1,636,552
4.000%, 12/1/2034, Call 12/1/2022	1,435,000	1,510,094
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	814,771
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	769,184
4.000%, 12/1/2024, Call 12/1/2019	835,000	915,719
4.000%, 12/1/2025, Call 12/1/2019	855,000	933,592
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021 (13)	1,550,000	1,723,879
4.000%, 12/1/2025, Call 12/1/2021 (13)	1,660,000	1,812,471
Liberty Local School District, AGM:
2.500%, 12/1/2016	555,000	572,949
4.500%, 12/1/2018	885,000	976,137
New Albany Community Authority:
4.000%, 10/1/2020	590,000	654,581
5.000%, 10/1/2022	1,000,000	1,180,610
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,296,209
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,115,215
4.000%, 12/1/2021	795,000	848,678
4.000%, 12/1/2022	845,000	898,750
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,575,000	1,708,639
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,540,180
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,343,804
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	279,163

		51,604,320

Oklahoma — 0.8%
Blanchard Municipal Improvement Authority, BAM, 4.000%, 5/1/2039, Call 5/1/2022	315,000	323,678
Cleveland County Independent School District No. 2 Moore, 1.500%, 5/1/2015	175,000	175,375
Cleveland County Justice Authority, 5.750%, 3/1/2029, Call 3/1/2015	200,000	204,000
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,315,980
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,900,000	2,856,645
4.000%, 9/1/2018	415,000	442,568
4.000%, 9/1/2019	740,000	797,986
4.000%, 9/1/2020	700,000	755,804
4.000%, 9/1/2021	805,000	873,425

Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	680,000	694,559
3.300%, 3/1/2031, Call 3/1/2022	1,625,000	1,674,173
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	345,000	362,374
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	60,000	61,169
Pittsburg County Economic Development Authority, AMBAC, 4.000%, 12/1/2017, Call 12/1/2015	300,000	307,626
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (15)	1,405,000	1,574,977

		13,420,339

Oregon — 1.0%
Astoria Hospital Facilities Authority, 3.000%, 8/1/2015	760,000	766,331
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,157,500
City of Tigard:
5.000%, 8/1/2029, Call 8/1/2022	690,000	792,900
5.000%, 8/1/2037, Call 8/1/2025 (13)	650,000	757,874
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,220,251
0.000%, 3/1/2021	1,215,000	1,032,798
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,644,160
Clackamas County School District No. 115, NATL-RE, 0.000%, 6/15/2027, Call 6/15/2016	350,000	211,372
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	292,295
5.000%, 9/1/2022	505,000	593,026
Multnomah County School District No. 3 Park Rose, School Bond Gty, 5.000%, 6/30/2036, Call 6/30/2021	475,000	547,029
Port of Morrow:
0.140%, 2/1/2027, Call 3/2/2015 (11)	3,000,000	3,000,000
3.500%, 6/1/2020, Call 6/1/2019	210,000	222,218
3.750%, 6/1/2021, Call 6/1/2019	220,000	232,725
4.000%, 6/1/2022, Call 6/1/2019	235,000	248,804
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,453,270
State of Oregon Housing & Community Services Department, 4.750%, 7/1/2036, Call 7/1/2016 (15)	575,000	581,072

		16,753,625

Pennsylvania — 3.1%
Allegheny County Airport Authority, AGM, 5.000%, 1/1/2017	100,000	107,745
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	215,000	247,011
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	565,450
City of Philadelphia, AGM, 5.250%, 12/15/2023, Call 12/15/2018	755,000	860,458
City of Pittsburgh:
4.000%, 9/1/2016	415,000	436,559
4.000%, 9/1/2021	750,000	834,608
City of Pittsburgh, AGM, 5.250%, 9/1/2018, Call 9/1/2016	250,000	268,015
Clarion County Industrial Development Authority, 1.050%, 5/1/2016, Call 11/1/2015	3,000,000	3,002,340
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,592,346
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	393,210
5.000%, 5/1/2022	430,000	467,672
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	604,384
Montgomery County Industrial Development Authority:
5.000%, 11/15/2016	1,500,000	1,607,025
6.250%, 11/15/2029, Call 11/15/2019	715,000	821,471
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,573,925
Nazareth Area School District, SAW, 0.636%, 2/1/2018, Call 8/1/2017 (11)	500,000	500,475
Pennsylvania Economic Development Financing Authority:
1.250%, 5/1/2017 (11)	500,000	500,405
1.750%, 12/1/2015 (11)	1,400,000	1,413,762
5.000%, 1/1/2023, Call 1/1/2016	3,200,000	3,325,984
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	530,952
0.000%, 1/1/2021	600,000	509,400
5.000%, 1/1/2022	305,000	346,007
Pennsylvania Higher Educational Facilities Authority, AMBAC, 5.250%, 9/1/2018	100,000	113,038

Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (15)	2,300,000	2,405,225
Pennsylvania Turnpike Commission:
0.000%, 12/1/2034, Call 12/1/2020 (16)	365,000	393,988
0.570%, 12/1/2016, Call 6/1/2016 (11)	1,450,000	1,455,409
0.700%, 12/1/2018, Call 6/1/2018 (11)	2,850,000	2,866,416
1.000%, 12/1/2021, Call 6/1/2021 (11)	5,000,000	5,015,150
4.000%, 12/1/2023, Call 12/1/2019	200,000	217,248
5.000%, 6/1/2021, Call 6/1/2019	715,000	816,187
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,163,331
Philadelphia Gas Works Co., 5.250%, 8/1/2019, Call 3/30/2015	400,000	401,200
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,172,070
Pocono Mountain School District, AGM SAW, 4.000%, 6/15/2021	4,630,000	5,176,757
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.260%, 6/1/2034 (6) (7) (11)	3,390,000	3,390,000
Sayre Health Care Facilities Authority, 0.938%, 12/1/2024, Call 12/1/2017 (11)	225,000	212,562
Scranton School District, AGM SAW:
2.000%, 6/15/2017	255,000	259,863
3.000%, 6/15/2017	350,000	364,529
Scranton School District, SAW, 1.116%, 4/2/2018, Call 10/2/2017 (11)	3,325,000	3,329,156
St. Mary Hospital Authority, 5.000%, 11/15/2017, Call 3/30/2015	1,025,000	1,028,618
State Public School Building Authority, SAW, 0.915%, 9/1/2018, Call 3/1/2018 (11)	1,675,000	1,662,789

		51,952,740

Puerto Rico — 0.5%
Commonwealth of Puerto Rico, AGC, 5.000%, 7/1/2015	210,000	212,098
Commonwealth of Puerto Rico, NATL-RE, 5.500%, 7/1/2015	1,940,000	1,962,504
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.000%, 4/1/2015	2,800,000	2,803,360
5.000%, 4/1/2016	2,255,000	2,245,326
5.000%, 7/1/2018	150,000	161,488
5.000%, 7/1/2021	125,000	136,319
6.250%, 7/1/2026, Call 7/1/2016	225,000	232,560
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, NATL-RE, 4.250%, 10/1/2024, Call 4/14/2015	150,000	149,063
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	316,379

		8,219,097

Rhode Island — 0.8%
Rhode Island Housing & Mortgage Finance Corp.:
3.625%, 10/1/2029, Call 10/1/2021	760,000	773,642
4.000%, 10/1/2040, Call 10/1/2021	1,395,000	1,454,343
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (15)	300,000	300,066
3.950%, 12/1/2017	250,000	268,835
4.000%, 12/1/2022, Call 12/1/2021 (15)	2,885,000	3,038,165
4.200%, 12/1/2018, Call 12/1/2017	600,000	643,008
4.250%, 12/1/2020, Call 12/1/2017	500,000	529,030
4.250%, 12/1/2025, Call 12/1/2021 (15)	2,205,000	2,280,653
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,062,210
4.750%, 12/1/2028, Call 12/1/2021 (15)	1,000,000	1,036,700
4.750%, 12/1/2029, Call 12/1/2021 (15)	680,000	700,509
State of Rhode Island, 5.000%, 8/1/2023	100,000	122,072
Town of Cumberland:
4.000%, 3/15/2024	795,000	897,030
4.000%, 3/15/2026, Call 3/15/2024	460,000	510,361

		13,616,624

South Carolina — 1.0%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	861,743
5.250%, 1/1/2028, Call 1/1/2022	475,000	551,945
County of Dorchester:
5.000%, 10/1/2022	480,000	574,406
5.000%, 10/1/2026, Call 10/1/2022	400,000	475,292
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,335,760
5.000%, 11/1/2030, Call 11/1/2020	500,000	575,235
5.000%, 11/1/2031, Call 11/1/2024	360,000	418,986

Fort Mill School Facilities Corp., 5.250%, 12/1/2024, Call 12/1/2016	250,000	269,745
Laurens County Water & Sewer Commission:
5.000%, 3/1/2029, Call 3/1/2017	415,000	445,519
5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,069,650
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	505,062
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,189,650
Scago Educational Facilities Corp. for Pickens School District, AGM, 5.000%, 12/1/2020, Call 12/1/2016	300,000	324,747
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	2,007,274
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	205,000	217,860
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (15)	575,000	609,454
South Carolina State Public Service Authority:
5.000%, 12/1/2028, Call 12/1/2024	500,000	586,675
5.500%, 1/1/2038, Call 1/1/2019	1,000,000	1,137,730
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020	250,000	297,745
Spartanburg Sanitation Sewer District:
5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,715,205
5.000%, 3/1/2031, Call 3/1/2023	75,000	85,532
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	1,007,217
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2015	100,000	101,012

		17,363,444

South Dakota — 1.0%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	247,277
6.750%, 12/1/2031, Call 12/1/2019	500,000	557,900
7.000%, 12/1/2035, Call 12/1/2019	750,000	841,425
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	565,705
4.250%, 9/1/2023	740,000	825,929
4.500%, 9/1/2018	500,000	535,485
4.500%, 9/1/2020	900,000	984,087
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,172,286
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,081,330
5.000%, 9/1/2019	200,000	229,358
5.000%, 11/1/2022	715,000	859,280
5.000%, 11/1/2023	625,000	754,056
5.000%, 11/1/2024	650,000	786,786
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,149,590
5.000%, 11/1/2025, Call 11/1/2024	600,000	721,134
5.000%, 11/1/2026, Call 11/1/2024	550,000	654,835
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,065,691
South Dakota Housing Development Authority:
3.750%, 5/1/2018	500,000	528,375
3.900%, 11/1/2030, Call 11/1/2023	535,000	554,897
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,391,291

		16,506,717

Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 5.000%, 11/1/2027, Call 11/1/2021	500,000	565,730
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	585,000	643,050
Public Building Authority of Sevier County, AMBAC, 0.103%, 6/1/2018 (11) (12)	750,000	733,454
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	6,166,131
5.250%, 9/1/2021	3,810,000	4,449,166
5.250%, 9/1/2022	250,000	293,162
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	925,000	968,022
4.000%, 7/1/2039, Call 1/1/2024	980,000	1,071,728
4.125%, 1/1/2025, Call 1/1/2021	895,000	955,815
4.500%, 7/1/2028, Call 1/1/2020	490,000	502,328
4.750%, 7/1/2027, Call 1/1/2017 (15)	190,000	193,616

5.000%, 7/1/2023, Call 7/1/2017 (15)	345,000	360,290
5.000%, 1/1/2027, Call 7/1/2019	495,000	517,102

		17,419,594

Texas — 6.1%
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,125,180
5.250%, 4/1/2021, Call 4/1/2020	400,000	458,688
Centerville Independent School District, PSF:
5.000%, 8/15/2027, Call 8/15/2019	330,000	378,893
5.000%, 8/15/2028, Call 8/15/2019	300,000	342,921
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	695,520
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,224,897
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024 (13)	250,000	293,743
City of Houston, AMBAC:
0.000%, 9/1/2019	400,000	371,376
0.000%, 9/1/2032	200,000	97,166
City of Houston, XLCA, 0.344%, 7/1/2032 (11) (12) (15)	450,000	423,753
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	267,149
5.000%, 10/1/2027, Call 10/1/2024	240,000	281,431
City of San Antonio, 0.420%, 11/1/2017 (11)	1,600,000	1,600,000
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	643,314
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,371,249
Coastal Bend Health Facilities Development Corp., AGM, 0.600%, 7/1/2031, Call 3/5/2015 (11) (12)	700,000	700,000
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,184,830
County of Bowie, AGM:
4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,329,086
4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,367,955
County of El Paso, 5.000%, 2/15/2026, Call 2/15/2017	1,000,000	1,087,700
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,756,120
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	770,114
Dallas County Utility & Reclamation District, AMBAC, 5.100%, 2/15/2020, Call 2/15/2017	350,000	377,178
Dallas Independent School District, PSF, 5.000%, 8/15/2034, Call 8/15/2015	1,000,000	1,021,670
Dallas/Fort Worth International Airport:
5.000%, 11/1/2023, Call 11/1/2020	2,400,000	2,795,904
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,195,540
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,655,550
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,299,660
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,412,496
Denton Independent School District, PSF, 0.100%, 8/15/2022, Call 8/15/2016 (6) (7) (11)	3,450,000	3,450,000
Denver City Independent School District, PSF, 5.000%, 2/15/2032, Call 8/15/2016	1,000,000	1,059,560
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	2,115,135
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	759,326
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (16)	1,000,000	798,100
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,645,472
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,717,416
Harris County Cultural Education Facilities Finance Corp.:
0.770%, 6/1/2020 (11)	2,000,000	2,010,820
0.850%, 6/1/2021 (11)	2,400,000	2,412,408
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,789,707
Harris County Health Facilities Development Corp., AGM:
0.600%, 7/1/2031, Call 3/5/2015 (11) (12)	625,000	625,000
0.600%, 7/1/2031, Call 3/5/2015 (11) (12)	1,325,000	1,325,000
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	6,066,053
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025 (13)	400,000	473,716
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	614,774
La Vernia Higher Education Finance Corp.:
4.375%, 8/15/2015	200,000	201,654
4.750%, 8/15/2016	180,000	183,989
5.000%, 8/15/2017	150,000	157,098
5.000%, 8/15/2018	150,000	159,399
Little Elm Independent School District, PSF, 5.000%, 8/15/2020, Call 8/15/2016	1,145,000	1,221,795
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	759,355

Lower Neches Valley Authority Industrial Development Corp., 0.010%, 5/1/2046, Call 3/2/2015 (11)	10,695,000	10,695,000
Midland Independent School District, PSF:
5.000%, 2/15/2031, Call 2/15/2016	1,405,000	1,461,664
5.000%, 2/15/2032, Call 2/15/2016	1,050,000	1,091,937
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	511,805
3.000%, 5/15/2019	510,000	527,921
New Hope Cultural Education Facilities Corp., AGM:
4.000%, 4/1/2020	210,000	228,476
4.000%, 4/1/2024	440,000	470,030
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	361,900
5.000%, 8/15/2023	250,000	293,168
5.000%, 8/15/2024	200,000	235,572
North Texas Tollway Authority:
0.820%, 1/1/2019, Call 7/1/2018 (11)	1,750,000	1,762,827
5.750%, 1/1/2038, Call 1/1/2018	3,105,000	3,421,368
6.125%, 1/1/2031, Call 1/1/2016	400,000	419,388
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,975,711
North Texas Tollway Authority, BHAC, 5.125%, 1/1/2028, Call 1/1/2018	500,000	551,255
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2015 (11)	2,250,000	2,257,605
Port of Port Arthur Navigation District, 0.090%, 4/1/2040, Call 3/2/2015 (11)	1,240,000	1,240,000
Red River Authority, NATL-RE, 4.450%, 6/1/2020	150,000	163,434
Sabine River Authority, MBIA, 4.950%, 3/1/2018	370,000	407,666
Sam Rayburn Municipal Power Agency, 5.000%, 10/1/2018	230,000	258,943
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	565,410
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	445,596
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	1,000,000	1,025,450
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,358,231
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,337,160
Texas State Turnpike Authority, AMBAC, 0.000%, 8/15/2031, Call 3/6/2015	1,000,000	374,720
Upper Trinity Regional Water District, AGM:
4.000%, 8/1/2020	200,000	217,938
4.000%, 8/1/2021	170,000	185,326

		100,920,361

Utah — 1.2%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	984,733
5.000%, 4/1/2028, Call 4/1/2021	350,000	409,780
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,153,710
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	369,272
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,667,241
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,450,269
Jordan Valley Water Conservancy District:
5.000%, 10/1/2025, Call 10/1/2019	335,000	388,744
5.000%, 10/1/2026, Call 10/1/2019	350,000	405,479
5.000%, 10/1/2028, Call 10/1/2019	385,000	444,178
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,505,331
Utah Housing Corp.:
5.250%, 7/1/2028, Call 1/1/2017 (15)	485,000	496,931
5.800%, 7/1/2028, Call 1/1/2017 (15)	1,075,000	1,106,906
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,155,950
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,563,575
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,175,714
Utah State Charter School Finance Authority, 5.250%, 10/15/2028, Call 10/15/2023	480,000	560,242
Utah Transit Authority, 1.350%, 6/15/2017, Call 12/15/2016	3,745,000	3,780,652

		19,618,707

Vermont — 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,760,000	1,898,776
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (15)	130,000	142,502
5.000%, 6/15/2020 (15)	125,000	136,991

		2,178,269

Virginia — 0.3%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	550,000	557,447
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	866,055
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	2,039,257
Virginia Housing Development Authority, 2.375%, 3/1/2017	280,000	288,974
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,123,830

		4,875,563

Washington — 0.9%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	164,949
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	731,663
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,121,700
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	233,432
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 3/30/2015	650,000	650,728
Marysville Local Improvement District:
2.050%, 6/1/2036, Call 6/1/2024	1,000,000	1,022,920
3.350%, 6/1/2036, Call 6/1/2024	350,000	357,823
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,320,893
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,265,629
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	770,140
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	475,539
Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (6) (7)	475,000	437,527
5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,154,920
5.000%, 10/1/2030, Call 10/1/2022	750,000	856,950
Washington State Housing Finance Commission, GNMA/FNMA COLL, 3.500%, 10/1/2022, Call 4/1/2021	540,000	568,382
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (15)	750,000	778,665
3.050%, 12/1/2022 (15)	200,000	208,124
3.150%, 6/1/2023, Call 12/1/2022 (15)	330,000	339,372
3.150%, 12/1/2023, Call 12/1/2022 (15)	150,000	154,260
3.300%, 6/1/2024, Call 12/1/2022 (15)	20,000	20,273
3.450%, 6/1/2025, Call 12/1/2022 (15)	845,000	878,783
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	596,008
5.000%, 12/1/2022	510,000	584,149

		15,692,829

West Virginia — 0.6%
Berkeley County Public Service Sewer District, BAM:
4.500%, 10/1/2029, Call 10/1/2023	1,000,000	1,127,150
4.500%, 10/1/2032, Call 10/1/2023	1,220,000	1,359,385
City of Princeton:
4.000%, 5/1/2016	715,000	739,717
5.000%, 5/1/2017	875,000	946,794
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,853,400
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,647,225
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	631,068

		9,304,739

Wisconsin — 3.6%
City of Menasha, 4.400%, 9/1/2017, Call 9/1/2015	900,000	915,012
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	100,966
County of Milwaukee, 5.000%, 12/1/2020, Call 12/1/2019	100,000	115,910
Maple School District, 5.000%, 4/1/2022	1,070,000	1,272,230
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	568,540
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	868,888
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,364,900
5.000%, 11/1/2025, Call 11/1/2022	3,500,000	4,258,695
5.000%, 5/1/2027, Call 5/1/2022	1,605,000	1,905,777

5.750%, 5/1/2029, Call 5/1/2019	1,155,000	1,363,916
6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,666,969
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,310,565
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	610,116
5.250%, 12/15/2027	1,930,000	2,298,360
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	22,308
4.750%, 10/15/2029, Call 10/15/2021	605,000	673,444
5.000%, 4/15/2016	1,000,000	1,049,920
5.000%, 8/15/2018	1,000,000	1,118,940
5.000%, 6/1/2019	845,000	868,702
5.000%, 6/1/2019	2,860,000	3,258,426
5.000%, 7/1/2019	990,000	1,105,474
5.000%, 8/15/2019	250,000	285,420
5.000%, 8/15/2019	955,000	1,092,071
5.000%, 8/15/2020	1,060,000	1,233,448
5.000%, 8/15/2021	1,160,000	1,368,742
5.000%, 12/15/2021	250,000	296,805
5.000%, 10/1/2022	750,000	893,475
5.000%, 12/15/2022, Call 12/15/2019	25,000	28,884
5.000%, 12/15/2022	500,000	598,410
5.000%, 12/15/2023	500,000	603,230
5.000%, 12/15/2024	500,000	608,330
5.000%, 6/1/2026, Call 6/1/2020	100,000	114,802
5.000%, 8/15/2027, Call 8/15/2022	500,000	575,650
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,982,115
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,167,164
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,125,110
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,698,650
5.125%, 4/15/2031, Call 4/15/2023	250,000	280,535
5.250%, 8/15/2018, Call 8/15/2016	500,000	529,040
5.250%, 4/1/2023, Call 4/1/2018	365,000	405,978
5.250%, 6/1/2034, Call 6/1/2020	300,000	344,574
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,893,759
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,175,545
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (15)	1,605,000	1,761,295

		59,781,090

Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,150,460
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	555,545

		1,706,005

Total Municipals (identified cost $1,551,493,551)		1,616,268,570

Mutual Funds — 1.0%
BlackRock Long-Term Municipal Advantage Trust, 6.079%	121,500	1,391,175
BlackRock Muni Intermediate Duration Fund, Inc. 5.630%	110,000	1,606,000
BlackRock Municipal Bond Trust, 5.956%	93,400	1,542,968
BlackRock Municipal Income Quality Trust, 5.885%	107,800	1,571,724
BlackRock Municipal Income Trust, 6.254%	107,000	1,541,870
BlackRock MuniHoldings Quality Fund, Inc., 6.040%	93,400	1,252,494
BlackRock MuniYield Quality Fund, Inc., 6.178%	105,000	1,631,700
BMO Ultra Short Tax-Free Fund, 0.583% (4)	496,554	5,015,191
Eaton Vance Municipal Income Term Trust, 4.841%	42,000	739,620

Total Mutual Funds (identified cost $15,612,285)		16,292,742

Short-Term Investments — 1.8%

Mutual Funds — 1.7%
BMO Tax-Free Money Market Fund, Class I, 0.010% (4)	27,919,891	27,919,891

Short-Term Municipals — 0.1%

Michigan — 0.0%
Michigan Finance Authority, SAW, 2.850%, 8/20/2015	1,000,000	1,005,070

Wisconsin — 0.1%
New London School District, 1.000%, 6/30/2015	1,500,000	1,501,905

Total Short-Term Municipals		2,506,975

Total Short-Term Investments (identified cost $30,421,633)		30,426,866

Total Investments — 99.9% (identified cost $1,597,527,469)		1,662,988,178
Other Assets and Liabilities — 0.1%		2,283,964

Total Net Assets — 100.0%		$1,665,272,142

(4) Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. At February 28, 2015, these securities amounted to:

Fund	Amount	% of Total Net Assets

Intermediate Tax-Free Fund	$31,418,140	1.89%

(7) Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.

(11) Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2015.

(12) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(13)	Purchased on a when-issued or delayed delivery basis.

(15) Securities that are subject to alternative minimum tax represent 2.74% of the Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

(16) Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.    Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser

By: John M. Blaser

President

April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser

By: John M. Blaser

President

(Principal Executive Officer)

April 22, 2015

/s/ Timothy M. Bonin

By: Timothy M. Bonin

Treasurer

(Principal Financial Officer)

April 22, 2015